DECEMBER  31, 2001

COLLEGE
RETIREMENT
EQUITIES
FUND

                                                                            2001
--------------------------------------------------------------------------------
                                                              ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                 STOCK

                                                                 GLOBAL EQUITIES

                                                                 GROWTH













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


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TIAA-CREF  Individual and Institutional  Services  distributes the CREF and TIAA
Real Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF. (C)2002 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
This report contains detailed explanations of the investment results for the CREF Stock, Global Equities, and Growth Accounts for the year ended December 31, 2001. A companion report provides similar information for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts--the other five accounts available under CREF variable annuities.

A 10-K Annual Report for the TIAA Real Estate Account is available on request. For historical and current performance information for all of our products, visit the TIAA-CREF Web Center at TIAA-CREF.org, or call our Automated Telephone Service (see back cover).
--------------------------------------------------------------------------------


CONTENTS

LETER FROM THE CHAIRMAN                     1

LETTER FROM THE VICE CHAIRMAN               2

MANAGEMENT/STATUS OF THE ACCOUNTS
     STOCK ACCOUNT                          4
     GLOBAL EQUITIES ACOUNT                 6
     GROWTH ACCOUNT                         8

STATEMENT OF INVESTMENTS
     STOCK ACCOUNT                         10
     GLOBAL EQUITIES ACCCOUNT              47
     GROWTH ACCOUNT                        60

FINANCIAL STATEMENTS
     REPORT OF MANAGEMENT RESPONSIBILITY   76
     REPORT OF THE AUDIT COMMITTEE         76
     STATEMENT OF ASSETS AND LIABILITIES   77
     STATEMENT OF OPERTIONS                77
     STATEMENTS OF CASH FLOWS              78
     STATEMENTS OF CHANGES IN NET ASSETS   78
     NOTES TO FINANCIAL STATEMENTS         79
     REPORT OF INDEPENDENT AUDITORS        83

PARTICIPANT VOTING RESULTS                 84

TRUSTEE AND OFFICER DISCLOSURE             85

FOR MORE INFORMATION               BACK COVER


PERFORMANCE OVERVIEW AS OF 12/31/2001

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL COMPOUND RATES OF TOTAL RETURN(1)
                                   INCEPTION DATE              1 YEAR           5 YEARS        10 YEARS        SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
   EQUITIES
   CREF Stock                         8/1/52                   -13.89%            8.27%          10.90%           10.84%
   CREF Global Equities               5/1/92                   -19.52             5.19             --             10.03
   CREF Equity Index                  4/29/94                  -11.73             9.92             --             14.05
   CREF Growth                        4/29/94                  -22.91             6.73             --             12.43


   EQUITIES & FIXED INCOME
   CREF Social Choice                 3/1/90                    -4.77             9.37           10.88            11.59


   FIXED INCOME
   CREF Bond Market                   3/1/90                     7.93             7.25            7.04             8.03
   CREF Inflation-Linked Bond         5/1/97                     7.67              --              --              6.05
   CREF Money Market(2)               4/1/88                     4.04             5.27            4.83             5.65

   NET ANNUALIZED YIELD  (7-DAY PERIOD ENDED 12/31/2001)                    NET ANNUALIZED YIELD  (30-DAY PERIOD ENDED 12/31/2001)
----------------------------------------------------------------------------------------------------------------------------------
                               CURRENT         EFFECTIVE                                                     CURRENT
----------------------------------------------------------------------------------------------------------------------------------
   CREF Money Market             1.83%           1.85%                      CREF Bond Market                   4.23%

(1) Due to market volatility, recent performance of the CREF variable annuities may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-per-formance.html or call 800 842-2776. Past performance should not be taken as a guarantee of the same future rates of return.

(2) As with all the TIAA-CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

FROM THE CHAIRMAN

The year 2001 will be remembered as one in which world events overwhelmed disappointing returns in the financial markets. TIAA-CREF was fortunate in not suffering direct losses on September 11. We continued in 2001 to help people pursue their long-term financial plans, expanding our range of products while maintaining our low-cost infrastructure.

   In last year's report, I quoted President Lincoln in regard to having high hopes for the future without venturing to make predictions. No one could have guessed that we were just months away from the most destructive attack on United States soil since the Civil War. The events of last September have prompted many Americans to refocus on those priorities that matter most in our lives.

   Understandably, the number of incoming calls surged in September, as these circumstances prompted many participants to call us to discuss their concerns about their own financial plans. I am proud to say that virtually every caller was able to talk with a TIAA-CREF representative. This is part of our disaster response plan, and it enabled us to keep all vital services running with no interruption in service. On September 11, phone calls were quickly routed to our service center in Denver and to our new Charlotte Service Center, which formally opened in May.

   As in prior years, during 2001 we introduced a number of online tools to make the management of a retirement portfolio easier and more efficient. At the same time, we have worked hard to keep expenses low, knowing that every expense dollar saved has the potential to grow over time and to help CREF participants achieve their financial goals.

   Pursuing such goals seems more challenging in the current recessionary environment, marked in 2001 by a second year of declining stock market values and by large corporate bankruptcies. However, as the following letter from Martin Leibowitz, our chief investment officer, explains, TIAA-CREF's investment options offer the means for diversifying assets, which is the most widely-recognized method of reducing investment risk. This is an important advantage of plans funded by TIAA-CREF contracts over the many 401(k) plans whose investments are heavily concentrated in company stock.

   Just as many participants recognize that they might need to contribute more to their retirement programs than before, the new federal tax law provides important savings opportunities. Containing the most sweeping changes in the tax code in 15 years, it helps those saving for retirement by raising contribution limits and providing for more liberal transfers for employer-sponsored retirement plans, IRAs, and Keogh Plans. The changes provide special tax-deferrals to workers age 50 and over. The new law also enhances college savings options by exempting qualified withdrawals from federal income taxes and by raising the contribution limits for Coverdell Education Savings Accounts (i.e., Education IRAs). Our consultants and phone counselors have been showing participants how best to take advantage of these opportunities.

--------------------------------------------------------------------------------
IN 2002, WE WILL ANNOUNCE ADDITIONAL INVESTMENT OPTIONS FOR PARTICIPANTS IN BOTH 403(B) AND 457(B) PLANS.
--------------------------------------------------------------------------------

   The new tax law also makes some products more attractive than others for attaining certain goals. That means product selection is a more important part of financial planning than ever. With this in mind, we have expanded the decision-making tools found at the TIAA-CREF Web Center. A product selection calculator guides participants to the most tax-efficient products for their specific goals, while online retirement income illustrations provide estimates of income, based on certain assumptions, using several popular income options. In 2002, we will introduce a retirement goal evaluator to help participants determine whether they will have sufficient retirement income and a contribution evaluator that shows how much needs to be saved to meet a specific financial goal.

   More and more of our participants find that the complexity of retirement planning now requires the help of a professional financial planner. We have established TIAA-CREF's Advisory Services Unit to provide financial planners with the information they need to make recommendations about our products to their clients. With their clients' permission, advisors can even access current data about their accounts electronically and conduct transactions on their behalf.

   During 2001  TIAA-CREF  began  offering  employer-sponsored  457(b)  Deferred
Compensation  Plans  to  enable  highly   compensated   employees  to  save  for
retirement, in addition to their contri-


[PHOTO OMITTED]

JOHN H. BIGGS

CHAIRMAN,
PRESIDENT, AND
CHIEF EXECUTIVE
OFFICER
butions to a 403(b) plan. These new plans offer many of the same tax advantages as a 403(b) plan, including tax-deferred investing and lower current taxable income. In 2002, institutions will be able to offer both 403(b) and 457(b)
plans. TIAA-CREF will also announce additional investment options for participants in both 403(b) and 457(b) plans.

   We now offer the electronic delivery of required reports and other documents, which allows much faster delivery of TIAA-CREF communications than conventional mail. At the Web Center, participants can sign up for e-delivery of this report as well as TIAA-CREF quarterly statements, transaction confirmations, and proxy solicitations.

   On July 1, 2002, TIAA-CREF will mark the 50th anniversary of the introduction of the CREF Stock Account, the world's first variable annuity. An important innovation at the time, the Stock Account demonstrated that equities could be a viable retirement investment. By pairing CREF with the TIAA Traditional Annuity, we created the first diversified asset allocation model--one that remains a sound choice for many participants today.

   TIAA-CREF has served participants through recessions, wars, and unprecedented social and economic change, and, whatever the future holds, we are committed to finding new and better ways to meet their needs.

/s/ John H. Biggs
-----------------
    JOHN H. BIGGS

CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER


FROM THE VICE CHAIRMAN

During the year ending December 31, 2001, the CREF Stock, Global Equities, and Growth accounts operated in a challenging investment environment, with stock prices posting declines worldwide. The S&P 500 stock index lost 11.89 percent, its second consecutive annual decline, and its first loss over a two-year period since 1974. Other leading markets fared worse, with London and Tokyo posting drops of 14.37 percent and 18.79 percent respectively for the year.

   The fall in stock prices reflected, among other issues, concerns about corporate earnings and about future business prospects as the domestic economic slowdown that began in early 2001 intensified. Early estimates indicated that, comparing the fourth quarter of 2001 with that of 2000, real gross domestic product in the United States grew by just 0.1 percent, the nation's lowest growth rate since 1991. Growth was down elsewhere, too. The most recent data shows the euro area growing slowly and the Japanese economy in contraction.

   Many factors contributed to the domestic slowdown. Two immediate forces curbing growth were a decrease of 8.8 percent in capital spending by business over the course of 2001 and a sharp rise in unemployment, which jumped from 4 percent to 5.8 percent during the period. These developments, along with a benign inflation trend, were associated with 11 Federal Reserve interest rate cuts, producing the lowest short-term interest rates in 40 years.

--------------------------------------------------------------------------------
IN THE WAKE OF THE STOCK MARKET DECLINES OF 2000 AND 2001, MANY INVESTORS HAVE REDISCOVERED THE WISDOM OF DIVERSIFICATION.
--------------------------------------------------------------------------------

   Stock prices were already lower during the first eight months of 2001, and the attacks of September 11 caused a major sell-off; the third-quarter decline in the S&P 500 Index of 14.68 percent was its largest quarterly drop since 1987. A year-end rally did not succeed in erasing the year's previous losses, which particularly affected growth stock indexes. The Russell 3000(R) Growth Index declined 19.63 percent during the year, and the Nasdaq Composite Index, with its large number of technology stocks, fell 21.05 percent. Overseas stocks offered no haven for equity investors; the Morgan Stanley World Index dropped 16.75 percent.

   In contrast, Fed rate cuts and other factors stimulated demand for bonds, which generally performed in positive territory in 2001. The Lehman Brothers Aggregate Bond Index, which tracks both the government and corporate bond markets, rose 8.44 percent during the period.

   The three CREF equity accounts reported on here all participated in the stock market downdrafts of the past year. While some stock funds keep a portion of their holdings in cash as a hedge against market declines, our strategy is to remain fully invested at all times, in keeping with our participants' long-term investment horizon and our stated account objectives. This means, of course, that our equity accounts are not immune from market forces. The CREF Stock Account closely tracked its bench-




2     COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

[PHOTO OMITTED]

MARTIN L. LEIBOWITZ

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER


mark. The CREF Global Equities and the CREF Growth accounts underperformed their benchmarks because several of the stocks we believed would do well produced disappointing returns, as explained in the detailed commentaries on pages 6 through 9.

   The table above shows the total return (gains and losses plus investment income) during 2001 for the three CREF accounts discussed in this report, compared with total returns for their respective benchmarks and for the Lipper categories that best match each account's objectives. Detailed performance information for each account appears on the following pages.

   We have been using a group of indexes compiled by Lipper Analytical Services, Inc. to show how the CREF accounts perform in comparison to the average returns of funds with similar investment objectives. Beginning with 2002 performance information, we will instead use the relevant indexes of Morningstar, Inc. to represent the performance of our peer groups. We are making this change because we believe Morningstar's fund categories more accurately and consistently match our accounts and Morningstar's rating system is the most widely known among our participants. We believe this change therefore will be more useful to investors in judging our performance. The benchmarks of the accounts, as stated in the CREF prospectus, remain unchanged.

   In the wake of the stock  market  declines of 2000 and 2001,  many  investors
have  rediscovered  the  wisdom  of  diversification.   Fortunately,   TIAA-CREF
participants have practiced that strategy for years, taking advantage of the fact that our retirement accounts span all three basic markets: equities, bonds, and real estate. That diversity has enabled many of our participants to temper their recent losses or even to experience some gains, even as stock markets retreated.

   While the four equity accounts posted losses during 2001 that ranged from -11.73 percent for the Equity Index Account to -22.91 percent for the Growth Account, all of the fixed-income accounts registered gains. The Money Market Account returned 4.04 percent, the Inflation-Linked Bond Account 7.67 percent, and the Bond Market Account 7.93 percent. The TIAA Real Estate Account returned
6.29 percent during the same period. In the case of each of our accounts, low expenses gave participants a valuable edge that can be especially important when returns are below historical norms.

   Our disciplined approach to investing, with each account operating within a well-defined range of investments, continues to provide participants with the components of a widely diversified portfolio. The experience of the last year, while no guarantee of future performance, demonstrates that diversification continues to be a viable strategy for managing investment risk.

  /s/ Martin L. Leibowitz
 ------------------------
      Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER


TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

CREF STOCK ACCOUNT..................................................... -13.89%
CREF Composite Index................................................... -13.48
Russell 3000(R)Index................................................... -11.46
Morgan Stanley Capital International EAFE + Canada Index............... -21.44
Lipper Growth and Income Fund Index....................................  -7.42

CREF GLOBAL EQUITIES ACCOUNT........................................... -19.52%
Morgan Stanley Capital International World Index....................... -16.75
Lipper Global Fund Index............................................... -15.76

CREF GROWTH ACCOUNT.................................................... -22.91%
Russell 3000(R)Growth Index............................................ -19.63
Lipper Growth Fund Index............................................... -17.98

--------------------------------------------------------------------------------

Please see pages 4 to 9 for more detailed performance information. The Russell 3000(R) Index is a trademark and service mark of the Frank Russell Company. No CREF account is promoted, endorsed, sponsored, sold by, or affiliated with the Frank Russell Company. The CREF Composite Index is a weighted average of the Russell 3000 and the MSCI EAFE + Canada indexes. The benchmark indexes are unmanaged, and you cannot purchase shares in these indexes directly. The performance figures for these indexes do not reflect any investment or operating expenses.


                        2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    3

-------------------------------------------------------------------------------

STOCK ACCOUNT
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The CREF Stock Account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.
--------------------------------------------------------------------------------

PORTFOLIO PROFILE

The account uses TIAA-CREF's Dual Investment Management StrategySM, which combines stock selection and quantitative techniques. The account is divided into three segments:

o The domestic Enhanced Index segment is designed to track the U.S. equity markets as a whole, as represented by the Russell 3000(R) Index. The segment does not invest in all 3,000 stocks in the index but uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the index, including yield and industry weight. This segment also employs special valuation and trading techniques to try to beat the performance of the Russell 3000.

o The domestic Stock Selection segment contains a relatively small number of stocks that are individually selected for their investment potential.

o The third segment invests in foreign stocks and other foreign equity securities, using both enhanced indexing and stock selection techniques. It tracks the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index (MSCI EAFE + Canada). Like any investments in foreign securities, these investments are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN 2001

For 2001 the CREF Stock Account posted a total return of -13.89 percent, closely tracking the -13.48 percent return of its composite benchmark, a weighted average of the Russell 3000 and the MSCI EAFE + Canada indexes. We use a composite benchmark to measure account performance because the Stock Account holds both domestic and foreign stocks. The account lagged the -7.42 percent average return of similar funds as measured by the Lipper Growth and Income Index.

   The account's return differed from that of its composite benchmark because the international segment produced a lower rate of return than that of the MSCI EAFE + Canada index. This more than offset the positive contributions of the domestic segment, which performed better than the Russell 3000. Within both segments of the account, the differences between the account's returns and those of their respective benchmarks were caused by individual stock selections.

   In the domestic segment, performance was helped by overweight holdings, relative to the benchmark, in stocks such as the diversified conglomerate Tyco International Ltd. and by a significant underweight in the Houston-based energy conglomerate Enron, which slid into bankruptcy during the fourth quarter. (Our holding of Tyco, however, was reduced during the year.) These contributions more than offset the effect of holdings that detracted from performance within the segment. These included several large-cap technology stocks, such as the data storage company EMC Corporation and the database software company Oracle Corporation. Some key technology infrastructure companies such as these survived the downturn in the technology sector during 2000, but were significantly affected by the widespread economic slowdown in 2001.

   Positive contributions to performance within the international segment came from overweights in stocks such as the Japanese carmaker Nissan Motor Company and the European healthcare companies GlaxoSmithKline plc and Serono S.A. These, however, did not compensate for the effects of overweight positions in technology stocks such as Nokia and an underweight position in the United Kingdom-based energy company BP plc, as energy companies overall showed strength despite the weakening world economy. Other detractors from performance in the international segment included telecommunications holdings such as the United Kingdom-based Cable & Wireless plc.

   At year's end, 30.5 percent of the account's domestic and international investments were individually selected, while 69.5 percent were managed using quantitative techniques.

--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARKS
--------------------------------------------------------------------------------

We use two benchmarks for the CREF Stock Account, the Russell 3000(R) Index, representing the U.S. stock market, and the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index, representing foreign stock markets. For a comparison with the account's performance, you might combine these two, weighting them according to the size of the account segments that track the two benchmarks. As of December 31, 2001, 81 percent of the account tracked the Russell 3000, and 19 percent tracked the MSCI EAFE + Canada.

We use the Russell 3000 to measure the U.S. stock market because it includes 98 percent of the capitalization of all publicly traded U.S. stocks. The Standard & Poor's 500 Stock Index covers only about 75 percent.

--------------------------------------------------------------------------------

4 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

PORTFOLIO COMPOSITION BY INVESTMENT STRATEGY AS OF 12/31/2001

[DATA BELOW REPRESENTS PIE CHART IN THE PRINTED PIECE]

DOMESTIC ENHANCED INDEX SEGMENT    62.2%
INTERNATIONAL SEGMENT              19.4%
DOMESTIC ACTIVE SEGMENT            18.0%
SHORT-TERM INVESTMENTS              0.4%

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 12/31/2001

[DATA BELOW REPRESENTS PIE CHART IN THE PRINTED PIECE]

CONSUMER PRODUCTS AND SERVICES    33.4%
FINANCIAL SERVICES                19.0%
TECHNOLOGY                        16.4%
MANUFACTURING AND MATERIALS       14.3%
UTILITIES                          9.1%
ENERGY                             6.3%
OTHER                              1.5%

$10,000 OVER TEN YEARS

[DATA BELOW REPRESENTS LINE CHART IN THE PRINTED PIECE]

                       Stock     Russell 3000(R)    MSCI/EAFE+
         Date         Account        Index         Canada Index
         ----         -------    ---------------   -------------
         12/31/91      10000         10000             10000
         12/31/92      10629         10968              8783
         12/31/93      12107         12160             11587
         12/31/94      12093         12182             12440
         12/31/95      15831         16666             13865
         12/31/96      18906         20302             14817
         12/31/97      23890         26755             15154
         12/31/98      29370         33212             17998
         12/31/99      35677         40155             23024
         12/31/2000    32667         37159             19945
         12/31/2001    28130         32901             15665

THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF STOCK ACCOUNT ON JANUARY 1, 1992. IT SHOWS THAT, BY YEAR-END 2001, THE INVESTMENT WOULD HAVE GROWN TO $28,130. FOR COMPARISON, THE GRAPH SHOWS HOW THE STOCK ACCOUNT'S BENCHMARKS CHANGED OVER THE SAME PERIOD.

TEN LARGEST HOLDINGS AS OF 12/31/2001

--------------------------------------------------------------------------------
                              SHARES    MARKET VALUE    PERCENT OF
   COMPANY              (IN MILLIONS)   (IN MILLIONS)   NET ASSETS
--------------------------------------------------------------------------------
   General Electric Co          71.2        $2,854.8         2.88
   Exxon Mobil Corp             51.8         2,036.4         2.05
   Microsoft Corp               29.3         1,938.7         1.96
   Citigroup, Inc               37.8         1,906.1         1.92
   Pfizer, Inc                  43.4         1,730.4         1.75
   Int'l Business
    Machines Corp               11.9         1,434.4         1.45
   Intel Corp                   44.7         1,406.8         1.42
   American Int'l Group, Inc    17.6         1,399.2         1.41
   Johnson & Johnson            19.1         1,129.4         1.14
   Wal-Mart Stores, Inc         19.3         1,110.5         1.12

PERFORMANCE AT A GLANCE AS OF 12/31/2001

-----------------------------------------------------------------------------------------------------------------------------------
                                       AVERAGE ANNUAL COMPENSATION                                            2001
                                         RATES OF TOTAL RETURN(1,2) CUMULATIVE RATES OF TOTAL RETURN(1,2)    ACTUAL     NET ASSETS
                                   1 YEAR     5 YEARS     10 YEARS     1 YEAR     5 YEARS    10 YEARS       EXPENSES  (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNT                        -13.89%     8.27%       10.90%     -13.89%     48.79%    181.30%         0.41%(3)     $99.2
Russell 3000(R) Index                -11.46     10.14        12.65      -11.46      62.06     229.01            --           --
MSCI EAFE + Canada Index             -21.44      1.12         4.59      -21.44       5.75      56.70            --           --
Lipper Growth and Income Fund Index   -7.42      8.42        11.49       -7.42      49.82     196.70            --           --
Lipper International Fund Index      -19.33      2.76         6.67      -19.33      14.57      90.75            --           --

(1) Due to market volatility, recent performance of the CREF Stock Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ ra-performance.html or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Stock Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3) We estimate expenses for the year based on projected expense and asset levels. Any differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically the adjustments have been small.

                           2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 5

-------------------------------------------------------------------------------
GLOBAL EQUITIES ACCOUNT
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The CREF Global Equities Account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio consisting primarily of foreign and domestic common stocks.
-------------------------------------------------------------------------------

PORTFOLIO PROFILE

o The account invests at least 65 percent of its assets in equity securities of foreign and domestic companies. Typically, at least 40 percent of its assets is invested in foreign securities and at least 25 percent in domestic securities, as we deem appropriate. The remaining 35 percent is distributed between foreign and domestic securities.

o  The account uses  TIAA-CREF's Dual Investment  Management  Strategy (see page
   4). The benchmark for its Enhanced Index segment--and for the account itself--is the Morgan Stanley Capital International (MSCI) World Index. For its Stock Selection segment, we select individual stocks while monitoring sector, country, and regional asset allocation.

o Investments are allocated to specific countries or regions based on several factors, including the attractiveness of particular markets and the size of a country's or a region's equity markets compared with the value of global markets.

o Like any investments in foreign securities, these investments are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN 2001

The CREF Global Equities Account posted a total return of -19.52 percent for 2001, compared with the -16.75 percent return of its performance benchmark, the MSCI World Index, and the -15.76 percent average return of similar funds, as measured by the Lipper Global Fund Index.

   The account lagged the benchmark because, compared to the benchmark, its portfolio favored technology companies. Well-performing stock selections in other sectors aided relative performance but not enough to compensate for losses among the account's technology stocks.

   Among the account's North American investments, positive contributions to performance came from overweight holdings, relative to the benchmark, in consumer non-cyclical companies such as Home Depot and Procter & Gamble, and in healthcare companies such as Abbott Labs, Tenet Healthcare, and Cardinal Health. These positives were more than offset by other overweights, mainly in technology and telecommunications holdings such as JDS Uniphase and Nortel Networks.

$10,000 SINCE 5/1/1992 INCEPTION

[DATA BELOW REPRESENTS LINE CHART IN THE PRINTED PIECE]

                     Global Equities     MSCI
         Date            Account      World Index
         ----        ---------------- -----------
         5/1/92           10000         10000
         12/31/92         10255         10182
         12/31/93         13890         12474
         12/31/94         13826         13107
         12/31/95         16604         15823
         12/31/96         19588         17955
         12/31/97         23180         20786
         12/31/98         27487         25844
         12/31/99         37395         32289
         12/31/2000       31342         28034
         12/31/2001       25224         23309

THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF GLOBAL EQUITIES ACCOUNT ON MAY 1, 1992. IT SHOWS THAT, BY YEAR-END 2001, THE INVESTMENT WOULD HAVE GROWN TO $25,224. FOR COMPARISON, THE GRAPH SHOWS HOW THE MSCI WORLD INDEX, THE GLOBAL EQUITIES ACCOUNT'S BENCHMARK, CHANGED OVER THE SAME PERIOD.

   Performance also suffered from an underweight in Microsoft Corporation, as that company's stock rebounded.

   In the European region, positive contributions were produced by holdings in consumer cyclical stocks, such as Compass Group PLC, and by an overweight position in British Sky Broadcasting. Overweights in the European financial companies Royal Bank of Scotland and Lloyds TSB Group helped performance as well. However, overall performance within the region was more strongly affected by losses caused by overweight positions in Spirent plc, Infineon Technologies, and several other technology companies.

   Performance in the Asia-Pacific region benefited from overweight holdings in the basic industries sector, including JGC Corporation, a Japanese plant engineering company, and CSR Ltd, an Australian conglomerate. Underweights in Japanese producer durables companies such as NEC and Fujitsu Ltd also made positive contributions, as did overweights of several Japanese technology companies, including Nintendo and Kyocera Corporation. These positives, however, did not compensate for losses produced by overweights in several financial services companies, such as Acom Company Ltd, and in Japanese utilities companies such as Tohoku Electric Power and Tokyo Electric Power.

   At year's end, 61.6 percent of the account's stocks was individually selected; 38.4 percent was held in the Enhanced Index subportfolio and managed using quantitative techniques.

6 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

-------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARK
-------------------------------------------------------------------------------

The benchmark we use for the CREF Global Equities Account is the Morgan Stanley Capital International (MSCI) World Index. This index is an aggregate of 24 developed market countries. MSCI calculates indices by applying full market capitalization weights (price multiplied by the number of shares outstanding) for the securities in the index. MSCI calculates regional indices using GDP weightings for countries.

In constructing its country indices, MSCI defines the securities listed (i.e., available for trading) in each country, sorts them into industry groups, and selects the largest ones within each industry (by market capitalization) until it has 60 percent of each industry represented. It deletes stocks without sufficient liquidity and corrects for cross-ownership among stocks in the index, then weights them all by market capitalization for each stock.

TEN LARGEST HOLDINGS AS OF 12/31/2001

--------------------------------------------------------------------------------
                          SHARES    MARKET VALUE    PERCENT OF
   COMPANY         (IN MILLIONS)   (IN MILLIONS)    NET ASSETS   COUNTRY
--------------------------------------------------------------------------------
   General Electric Co    4.4          $175.4         2.61      United States
   Microsoft Corp         2.3           152.2         2.27      United States
   Exxon Mobil Corp       3.3           131.0         1.95      United States
   Citigroup, Inc         2.5           127.9         1.91      United States
   American Int'l
    Group, Inc            1.5           119.8         1.78      United States
   Pfizer, Inc            2.9           115.0         1.71      United States
   Int'l Business
     Machines Corp        0.9           107.4         1.60      United States
   Home Depot, Inc        2.0           102.9         1.53      United States
   Intel Corp             2.9            90.0         1.34      United States
   Wal-Mart Stores, Inc   1.4            83.2         1.24      United States

DIVERSIFICATION AMONG WORLD MARKETS AS OF 12/31/2001

[DATA BELOW REPRESENTS PIE CHART IN THE PRINTED PIECE]

UNITED STATES              57.7%
UNITED KINGDOM             10.7%
JAPAN                       8.2%
FRANCE                      3.4%
SWITZERLAND                 3.1%
NETHERLANDS                 3.0%
GERMANY                     2.7%
CANADA                      2.1%
19 OTHER NATIONS            9.1%

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 12/31/2001

[DATA BELOW REPRESENTS PIE CHART IN THE PRINTED PIECE]

CONSUMER PRODUCTS AND SERVICES      32.2%
FINANCIAL SERVICES                  20.1%
TECHNOLOGY                          14.9%
MANUFACTURING AND MATERIALS         14.1%
UTILITIES                           10.3%
ENERGY                               6.9%
OTHER                                1.5%

--------------------------------------------------------------------------------
PERFORMANCE AT A GLANCE AS OF 12/31/2001

-----------------------------------------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL COMPOUND                                                  2001
                                   RATES OF TOTAL RETURN(1,2)      CUMULATIVE RATES OF TOTAL RETURN(1,2)    ACTUAL      NET ASSETS
                            1 YEAR    5 YEARS   SINCE INCEPTION(3)   1 YEAR     5 YEARS    10 YEARS        EXPENSES   (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
Global Equities Account     -19.52%      5.19%       10.03%          -19.52%     28.77%     152.24%          0.46%(4)      $6.7
MSCI World Index            -16.75       5.38         9.15           -16.75      29.98      133.39             --            --
Lipper Global Fund Index    -15.76       6.13         9.20           -15.76      34.63      134.16             --            --

(1) Due to market volatility, recent performance of the CREF Global Equities Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Global Equities Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3)  Inception date: 5/1/1992

(4) We estimate expenses for the year based on projected expense and asset levels. Any differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically the adjustments have been small.

                           2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 7

-------------------------------------------------------------------------------
GROWTH ACCOUNT
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The CREF Growth Account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.
--------------------------------------------------------------------------------

PORTFOLIO PROFILE

o The account invests at least 80 percent of its assets in common stocks and other equity securities.

o  The account uses  TIAA-CREF's Dual Investment  Management  Strategy (see page
   4). The Enhanced Index portion aims to exceed the return of the Russell 3000(R) Growth Index, which is also the benchmark for the account.

o The Stock Selection segment can invest in companies of all sizes, including large, well-known, established companies, particularly when we believe they have new or innovative products, services, or processes that enhance future earnings; smaller, less-seasoned companies with growth potential; and companies in new and emerging areas of the economy.

o The account can buy foreign securities and other instruments if we believe they have superior investment potential. Depending on the investment opportunities, the account may have up to 60 percent of its assets in foreign securities. Like any investments in foreign securities, these are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN 2001

For 2001, the CREF Growth Account posted a total return of -22.91 percent, compared with the return of -19.63 percent of its performance benchmark, the Russell 3000 Growth Index, and the -17.98 percent average return of similar funds, as measured by the Lipper Growth Fund Index. One reason the account's performance differed from that of its peers within the Lipper index is that the account seeks to track the Russell 3000 Growth Index, while many funds in the Lipper index use the S&P as their benchmark. The S&P 500, which is less heavily weighted in favor of rapidly growing companies, was down only 11.89 percent during 2001.

   The account's return differed from that of the benchmark because of performance within the Stock Selection segment. Most of this difference occurred in the first quarter of the year, when the spread between returns of the account and the benchmark was 2.13 percentage points. The account's return exactly matched that of the benchmark for the second quarter. During both the downturn of the third quarter and the year-end rally, the account closely tracked the benchmark. Its return was within 1.08 percentage points during the third quarter and within 0.10 percentage points during the fourth one.

   For the year as a whole, positive contributions were generated by overweight holdings, relative to the benchmark, in the healthcare and financial services sectors. These included Cardinal Health and Tenet Healthcare and Citigroup, Inc. The account also benefited from stock selection in the utilities and telecommunications sector, and, in particular, from an overweight position in the wireless telecommunication company Sprint PCS Group.

   Negative factors, however, had a greater effect on the year's return, relative to the benchmark's. Chief among them was an overweight position in technology, compared with the benchmark, and stock selection within the technology sector. In particular, overweight holdings in EMC Corporation, Oracle Corporation, and Ciena Corporation detracted from relative performance. An underweight position in IBM also adversely affected returns. In other sectors, an overweight in AOL Time Warner detracted from performance.

   At year's end, 55.9 percent of the account's assets consisted of individually selected investments; 44.1 percent was held in the Enhanced Index subportfolio and managed using quantitative techniques. This reflected a shift of assets from the Enhanced Index subportfolio to the Stock Selection segment during the second half of 2001 as new opportunities arose.

--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARK
--------------------------------------------------------------------------------
   The benchmark we use for the CREF Growth Account is the Russell 3000(R) Growth Index, representing the growth sector of the U.S. stock market.

      The Growth Index is a subset of the Russell 3000 Index, which comprehensively measures the U.S. stock market. The Growth Index consists of companies in the Russell 3000 with higher price-to-book ratios and higher forecast growth rates.
--------------------------------------------------------------------------------


8 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 12/31/2001

[DATA BELOW REPRESENTS PIE CHART IN THE PRINTED PIECE]

CONSUMER PRODUCTS AND SERVICES           45.9%
TECHNOLOGY                               31.2%
MANUFACTURING AND MATERIALS              11.0%
FINANCIAL SERVICES                        7.1%
UTILITIES                                 2.3%
ENERGY                                    1.9%
OTHER                                     0.6%

PERCENT BY CAPITALIZATION AS OF 12/31/2001

[DATA BELOW REPRESENTS PIE CHART IN THE PRINTED PIECE]

LARGE CAPITALIZATION STOCKS:
OVER $5 BILLION                        91.2%

MIDDLE CAPITALIZATION STOCKS:           6.6%
$1-$5 BILLION

SMALL CAPITALIZATION STOCKS:
UNER $1 BILLION                         2.2%

$10,000 SINCE 4/29/1994 INCEPTION

[DATA BELOW REPRESENTS LINE CHART IN THE PRINTED PIECE]

                      Growth   Russell 3000(R)
         Date        Account    Growth Index
         ----        -------   --------------
         5/1/94       10000       10000
         12/31/94     10425       10641
         12/31/95     14095       14532
         12/31/96     17689       17712
         12/31/97     22715       22802
         12/31/98     30186       30787
         12/31/99     40002       41201
         12/31/2000   31779       31965
         12/31/2001   24499       25692

THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF GROWTH ACCOUNT ON APRIL 29, 1994. IT SHOWS THAT, BY YEAR-END 2001, THE INVESTMENT WOULD HAVE GROWN TO $24,499. FOR COMPARISON, THE GRAPH SHOWS HOW THE RUSSELL 3000 GROWTH INDEX, THE GROWTH ACCOUNT'S BENCHMARK, CHANGED OVER THE SAME PERIOD.

TEN LARGEST HOLDINGS AS OF 12/31/2001
--------------------------------------------------------------------------------
                        SHARES          MARKET VALUE    PERCENT OF
   COMPANY              (IN MILLIONS)   (IN MILLIONS)   NET ASSETS
--------------------------------------------------------------------------------
   General Electric Co          18.0         $720.3       6.68
   Microsoft Corp                8.3          550.1       5.10
   Pfizer, Inc                  13.2          527.3       4.89
   Intel Corp                   12.3          385.7       3.58
   Wal-Mart Stores, Inc          5.5          317.4       2.95
   Home Depot, Inc               5.4          276.4       2.57
   AOL Time Warner, Inc          8.5          271.5       2.52
   Cisco Systems, Inc           14.2          256.3       2.38
   American International
    Group, Inc                   3.2          256.2       2.38
   Johnson & Johnson             3.8          225.5       2.09

PERFORMANCE AT A GLANCE AS OF 12/31/2001

-----------------------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL COMPOUND                                                     2001
                                RATES OF TOTAL RETURN(1,2,3)      CUMULATIVE RATES OF TOTAL RETURN(1,2)     ACTUAL      NET ASSETS
                            1 YEAR    5 YEARS   SINCE INCEPTION      1 YEAR     5 YEARS    10 YEARS        EXPENSES   (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
Growth Account               -22.91%      6.73%       12.43%         -22.91%     38.50%     145.90%         0.43%(4)       $10.8
Russell 3000 Growth Index    -19.63       7.72        13.13          -19.63      45.05      157.94          --              --
Lipper Growth Fund Index     -17.98       8.52        10.78          -17.98      50.52      137.39          --              --

(1) Due to market volatility, recent performance of the CREF Growth Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ ra-performance.html or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Growth Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3)  Inception date: 4/29/1994

(4) We estimate expenses for the year based on projected expense and asset levels. Any differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically the adjustments have been small.

                           2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 9

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------
                               SUMMARY BY COUNTRY

                                                VALUE (000)                %
                                               ------------             ------
DOMESTIC:
   UNITED STATES .......................       $ 78,988,876             78.84%
                                               ------------             ------
   TOTAL DOMESTIC                                78,988,876             78.84
                                               ------------             ------
FOREIGN:
   ARGENTINA ...........................                 12                 0
   AUSTRIA .............................              8,643              0.01
   AUSTRALIA ...........................            727,865              0.73
   BELGIUM .............................            266,324              0.26
   BERMUDA .............................            771,576              0.77
   BRAZIL ..............................              1,468                 0
   CANADA ..............................          1,040,154              1.04
   CHINA ...............................              2,443                 0
   DENMARK .............................            125,617              0.12
   FINLAND .............................            428,792              0.43
   FRANCE ..............................          2,201,374              2.2
   GERMANY .............................          1,071,308              1.07
   GREECE ..............................             41,972              0.04
   HONG KONG ...........................            241,903              0.24
   HUNGARY .............................              3,990                 0
   INDIA ...............................            124,029              0.12
   IRELAND .............................            137,779              0.14
   ISRAEL ..............................              8,765              0.01
   ITALY ...............................            820,472              0.82
   JAPAN ...............................          3,550,575              3.54
   KOREA ...............................              8,328              0.01
   LUXEMBOURG ..........................              9,191              0.01
   MALAYSIA ............................                  3                 0
   NETHERLANDS .........................          1,155,122              1.15
   NEW ZEALAND .........................             25,797              0.03
   NORWAY ..............................             57,966              0.06
   PORTUGAL ............................             87,186              0.09
   SINGAPORE ...........................             90,045              0.09
   SOUTH AFRICA ........................             15,246              0.02
   SPAIN ...............................            460,271              0.46
   SWEDEN ..............................            337,843              0.34
   SWITZERLAND .........................          1,452,416              1.45
   TAIWAN ..............................             13,099              0.01
   UNITED KINGDOM ......................          3,823,020              3.81
                                               ------------            ------
   TOTAL FOREIGN                                 19,110,594             19.07
   SHORT TERM INVESTMENTS                         2,095,170              2.09
                                               ------------            ------
   TOTAL PORTFOLIO                             $100,194,640            100.00%
                                               ============            ======

                             ----------------------

  PRINCIPAL                                                  VALUE (000)
  ---------                                                  -----------
BONDS--0.02%
CORPORATE BONDS--0.02%
  AEROSPACE AND DEFENSE--0.00%
                 BAE SYSTEMS PLC
   325,475       (1) 7.450%, 11/30/03......................     $   223
                 BANCO NAC DE ECONO CV
$1,600,000           6.500%, 06/15/06 .....................       1,468
                                                                -------
                 TOTAL AEROSPACE AND DEFENSE                      1,691
                                                                -------
  BASIC INDUSTRIES--0.01%
                 FOSTER WHEELER LTD
 4,000,000           6.500%, 06/01/07 .....................       2,385
                 FREEPORT MCMORAN COPPER & GOLD, INC NOTE
   180,000           8.250%, 01/31/06 .....................         212
                 MASCO CORP
20,000,000           0.000%, 07/20/31 .....................       8,150
                                                                -------
                 TOTAL BASIC INDUSTRIES                          10,747
                                                                -------

  CONSUMER CYCLICAL--0.00%
                 UGLY DUCKLING CORP (SUB DEB)
    413,400           12.000%, 10/23/03 ..................      $   413
                                                                -------
                 TOTAL CONSUMER CYCLICAL                            413
                                                                -------
  FINANCIAL SERVICES--0.00%
                 AMP REINSURANCE NOTE
    480,277      (2) 7.000%, 02/10/05.....................            0
                 BANCA INTESA S.P.A. (CV DEB)
210,884,000      (3) 4.700%, 01/01/03.....................          339
                 BANCA INTESA (CV DEB) (RISP)
 16,220,000      (3) 4.700%, 01/01/03.....................           27
                 NHI HEALTH (DEB)
    346,000          8.500%, 01/01/06 ....................          346
                                                                -------
                 TOTAL FINANCIAL SERVICES                           712
                                                                -------
  TECHNOLOGY--0.01%
                 AVAYA, INC
  8,500,000          0.000%, 10/31/21.....................        4,558
                 EXODUS COMMUNICATIONS, INC
 10,000,000          5.250%, 02/15/08 ....................          175
                                                                -------
                 TOTAL TECHNOLOGY                                 4,733
                                                                -------
  UTILITIES--0.00%
                 CALPINE CORP NOTE
  2,000,000          4.000%, 12/26/06.....................        2,313
                                                                -------
                 TOTAL UTILITIES                                  2,313
                                                                -------
                 TOTAL CORPORATE BONDS
                  (COST $32,078)                                 20,609
                                                                -------
  GOVERNMENT BOND--0.00%
  U.S. TREASURY SECURITY--0.00%
                 U.S. TREASURY NOTE
    325,000          5.000%, 02/15/11.....................          324
                                                                -------
                 TOTAL GOVERNMENT BOND
                  (COST $315)                                       324
                                                                -------
                 TOTAL BONDS
                  (COST $32,393)                                 20,933
                                                                -------
---------
(1) Denominated in British Pounds
(2) Denominated in Australian Dollars
(3) Denominated in Italian Lira

   SHARES
   ------

PREFERRED STOCK--0.14%
 BASIC INDUSTRIES--0.01%
    1,670         BUHRMANN NV ..................................               5
  210,207       * FREEPORT-MCMORAN COPPER & GOLD, INC ..........           3,290
  132,287       * SEALED AIR CORP (NEW) ........................           5,483
                                                                       ---------
                TOTAL BASIC INDUSTRIES .........................           8,778
                                                                       ---------
CONSUMER CYCLICAL--0.09%
   72,400       * ADELPHIA COMMUNICATIONS ......................           7,145
  668,800       * COMCAST CORP CV 10/15/29 .....................          34,951
   50,000       * COMCAST CORP CV 11/15/29 .....................           2,331
   46,360         HUGO BOSS AG ...................................           966
   36,037         MAN AG .........................................           600
5,013,936         NEWS CORP LTD ..................................        33,495
  115,446       * O'SULLIVAN INDUSTRIES HOLDINGS, INC ..........              60
   10,317       e PORSCHE AG ...................................           3,941
      600       * PRICE LEGACY CORP ............................               9
  123,353         PROSIEBEN MEDIA AG .............................           610
  100,000       * SIX FLAGS, INC ...............................           2,400
   38,916         VOLKSWAGEN AG ..................................         1,201
                                                                       ---------
                TOTAL CONSUMER CYCLICAL                                   87,709
                                                                       ---------
                     SEE NOTES TO FINANCIAL STATEMENTS

10  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
CONSUMER NON-CYCLICAL--0.00%
    58,000    * SUIZA CAPITAL TRUST II ...........................    $    2,842
                                                                      ----------
              TOTAL CONSUMER NON-CYCLICAL                                  2,842
                                                                      ----------
FINANCIAL SERVICES--0.00%
         1    f* CRESTARAN INTERNATIONAL INVESTMENT BV ...........             0
    18,432     * KIMCO REALTY CORP SERIES D ......................           575
                                                                      ----------
              TOTAL FINANCIAL SERVICES                                       575
                                                                      ----------
HEALTH CARE--0.02%
   941,176    * ADVANCED MEDICINE CORP SERIES C ..................         8,470
   444,445    * ADVANCED MEDICINE CORP SERIES D ..................         4,000
    19,924      FRESENIUS MEDICAL CARE ...........................           887
     8,534    * MEDIQ, INC .......................................             2
 2,758,725    f* NETGENICS, INC CV SERIES D ......................         6,345
                                                                      ----------
              TOTAL HEALTH CARE                                           19,704
                                                                      ----------
TECHNOLOGY--0.00%
     9,807    * SUPERIOR TRUST I SERIES A ........................            39
                                                                      ----------
                TOTAL TECHNOLOGY                                              39
                                                                      ----------
TRANSPORTATION--0.02%
   445,900    * UNION PACIFIC CAPITAL TRUST ......................        21,180
                                                                      ----------
               TOTAL TRANSPORTATION                                       21,180
                                                                      ----------
UTILITIES--0.00%
         1      TELE NORTE LESTE PARTICIPACOES S.A ...............             0
   150,000    * VIATEL FINANCING TRUST I .........................            75
                                                                      ----------
                TOTAL UTILITIES                                               75
                                                                      ----------
                TOTAL PREFERRED STOCK
                (COST $170,317)                                          140,902
                                                                      ----------
COMMON STOCK--98.77%
AEROSPACE AND DEFENSE--0.86%
   133,102      AAR CORP .........................................         1,199
   115,429    * ALLIANT TECHSYSTEMS, INC .........................         8,911
    89,369    * ARMOR HOLDINGS, INC ..............................         2,412
    94,728    * AVIALL, INC ......................................           715
15,283,023      BAE SYSTEMS PLC ..................................        68,842
 4,556,541      BOEING CO ........................................       176,703
    71,250    * DRS TECHNOLOGIES, INC ............................         2,540
 1,199,936    * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ...........        32,962
    35,770      ENGINEERED SUPPORT SYSTEMS, INC ..................         1,224
   262,286    e EUROPEAN AERONAUTIC DEFENSE AND SPACE CO .........         3,185
 1,589,013      GENERAL DYNAMICS CORP ............................       126,549
 8,569,205    * GENERAL MOTORS CORP (CLASS H) ....................       132,394
    54,943      HEICO CORP .......................................           828
     4,574      HEICO CORP (CLASS A) .............................            62
   119,061    * HEXCEL CORP ......................................           367
    34,678    * INNOVATIVE SOLUTIONS & SUPPORT, INC ..............           269
   123,239      KAMAN CORP (CLASS A) .............................         1,923
    38,300    * LADISH CO, INC ...................................           418
 2,067,558      LOCKHEED MARTIN CORP ............................        96,493
    69,286    * MOOG, INC (CLASS A) ..............................         1,510
   533,785      NORTHROP GRUMMAN CORP ............................        53,811
   180,827    * ORBITAL SCIENCES CORP ............................           747
   158,467    * PANAMSAT CORP ....................................         3,467
   247,334    * PEGASUS COMMUNICATIONS CORP ......................         2,575
   622,653      PERKINELMER, INC .................................        21,805
   281,235      PRECISION CASTPARTS CORP .........................         7,945
 2,252,047      RAYTHEON CO ......................................        73,124
   235,602    * REMEC, INC .......................................         2,354
   781,042      ROLLS-ROYCE PLC ..................................         1,893
    18,554    * SEQUA CORP (CLASS A) .............................           882
   964,650      SMITHS GROUP PLC .................................         9,505
   182,748    * TELEDYNE TECHNOLOGIES, INC .......................         2,977
    79,786    e THALES S.A .......................................         2,753
    88,001    * TRIUMPH GROUP, INC ...............................         2,860

    74,814    * VIASAT, INC ......................................         1,167
    26,413      ZODIAC S.A .......................................         4,795
                                                                      ----------
                TOTAL AEROSPACE AND DEFENSE                              852,166
                                                                      ----------
BASIC INDUSTRIES--3.99%
 1,059,338       ABITIBI-CONSOLIDATED, INC .......................         7,718
    61,858       ACERINOX S.A ....................................         2,068
    48,582       ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A .         1,185
     8,477    e* AEP INDUSTRIES, INC .............................           203
   373,459       AGGREKO PLC .....................................         1,984
   117,188       AGRIUM, INC .....................................         1,237
 1,731,874       AIR PRODUCTS & CHEMICALS, INC ...................        81,242
   316,497    *  AIRGAS, INC .....................................         4,785
   500,130    *  AK STEEL HOLDING CORP ...........................         5,691
   496,372       AKZO NOBEL NV ...................................        22,165
    90,023       ALBANY INTERNATIONAL CORP (CLASS A) .............         1,953
   137,693       ALBEMARLE CORP ..................................         3,305
   729,206       ALCAN, INC ......................................        26,107
 6,540,965       ALCOA, INC ......................................       232,531
    14,900       ALICO, INC ......................................           467
   393,853       ALLEGHENY TECHNOLOGIES, INC .....................         6,597
     7,065       ALUMINUM OF GREECE S.A.I.C ......................           210
   120,009       AMCOL INTERNATIONAL CORP ........................           864
 2,250,357       AMCOR LTD .......................................         8,236
    86,142       AMEC PLC ........................................           495
    16,000    *  AMERICAN REALTY INVESTORS, INC ..................           158
   357,933    *  AMERICAN STANDARD COS, INC ......................        24,422
    29,276       AMERICAN WOODMARK CORP ..........................         1,574
    18,900       AMERON INTERNATIONAL CORP .......................         1,308
   127,822       ANGLO AMERICAN PLATINUM CORP LTD ................         4,761
   177,944       APTARGROUP, INC .................................         6,233
   105,101       ARCH CHEMICALS, INC .............................         2,438
   261,019       ARCH COAL, INC ..................................         5,925
   214,361    e* ARMSTRONG HOLDINGS, INC .........................           731
 5,473,358       ASAHI KASEI CORP ................................        19,211
    64,063    e  ASSIDOMAN AB ....................................         1,606
    75,000       ASTRAZENECA PLC (SPON ADR) ......................         3,495
    30,800    *  AVATAR HOLDINGS, INC ............................           726
   545,586       AVERY DENNISON CORP .............................        30,842
   150,044       BALL CORP .......................................        10,608
   227,900       BARRATT DEVELOPMENTS PLC ........................         1,420
 1,205,227       BARRICK GOLD CORP ...............................        19,215
   791,917       BARRICK GOLD CORP (U.S.) ........................        12,631
   673,095       BASF AG .........................................        25,082
   901,189       BAYER AG ........................................        28,646
   299,297       BEMIS CO ........................................        14,719
   180,400       BERKELEY GROUP PLC ..............................         1,855
 8,598,375 a,b,e*BETHLEHEM STEEL CORP ............................         3,869
 9,968,190       BHP BILLITON LTD ................................        53,579
 3,760,792       BHP BILLITON PLC ................................        19,102
   565,756       BLACK & DECKER CORP .............................        21,346
   690,938       BOC GROUP PLC ...................................        10,659
    14,247       BOEHLER-UDDEHOLM AG .............................           571
   263,174       BOISE CASCADE CORP ..............................         8,951
   999,601       BORAL LTD .......................................         1,683
   273,167       BOWATER, INC ....................................        13,030
   364,747       BPB PLC .........................................         1,593
    84,892    *  BRUSH ENGINEERED MATERIALS, INC .................         1,209
   115,289    *  BUCKEYE TECHNOLOGIES, INC .......................         1,326
    45,120       BUDERUS AG ......................................         1,233
    95,589       BUHRMANN NV .....................................         1,049
    69,977    *  BUILDING MATERIALS HOLDING CORP .................           759
    23,900       BUTLER MANUFACTURING CO .........................           662
   367,279       CABOT CORP ......................................        13,112
   137,859    *  CABOT MICROELECTRONICS CORP .....................        10,925
   194,683       CALGON CARBON CORP ..............................         1,626

                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 11

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------
    SHARES                                                          VALUE (000)
    ------                                                          -----------
BASIC INDUSTRIES--(CONTINUED)
   118,147    CAMBREX CORP .......................................    $    5,151
   207,763    CAMECO CORP ........................................         5,108
   144,654    CARAUSTAR INDUSTRIES, INC ..........................         1,002
   161,326    CARLISLE COS, INC ..................................         5,966
   278,872    CARPENTER TECHNOLOGY CORP ..........................         7,424
 4,340,721  * CARTER HOLT HARVEY LTD .............................         3,073
    10,900    CASTLE (A.M.) & CO .................................            89
    36,602    CENTEX CONSTRUCTION PRODUCTS, INC ..................         1,173
   365,140    CENTEX CORP ........................................        20,846
    65,700    CENTURY ALUMINUM CO ................................           878
   256,464  * CHAMPION ENTERPRISES, INC ..........................         3,157
    44,474    CHEMED CORP ........................................         1,508
    58,601    CHEMFIRST, INC .....................................         1,405
    82,868    CHESAPEAKE CORP ....................................         2,305
   604,000    CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD ............           941
       500  * CHIYODA CORP .......................................             0
    92,462    CIBA SPECIALTY CHEMICALS AG. (REGD) ................         5,778
   110,732    CIMPOR CIMENTOS DE PORTUGAL S.A ....................         1,942
   121,336    CLARCOR, INC .......................................         3,294
   200,159    CLARIANT AG. (REGD) ................................         3,767
   582,136    CLAYTON HOMES, INC .................................         9,955
    49,977    CLEVELAND-CLIFFS, INC ..............................           915
   608,039  * COLLINS & AIKMAN CORP ..............................         4,682
    63,245    COMMERCIAL METALS CO ...............................         2,212
   132,785    COMPAGNIE DE SAINT-GOBAIN ..........................        20,040
   108,257    CONSOL ENERGY, INC .................................         2,689
16,746,269  * CORUS GROUP PLC ....................................        17,548
   148,397  * CORVAS INTERNATIONAL, INC ..........................           972
   429,304    CRH PLC (IRELAND) ..................................         7,580
 2,587,687    CRH PLC (UNITED KINGDOM) ...........................        45,506
   592,915    CROMPTON CORP ......................................         5,336
    36,879    CROSSMANN COMMUNITIES, INC .........................         1,217
   663,247  * CROWN CORK & SEAL CO, INC ..........................         1,685
 2,944,347    CSR LTD ............................................        10,234
   216,200  * CYTEC INDUSTRIES, INC ..............................         5,837
   345,671    D.R. HORTON, INC ...................................        11,220
 4,530,779    DAICEL CHEMICAL INDUSTRIES LTD .....................        13,310
 1,126,000    DAINIPPON INK & CHEMICALS, INC .....................         1,607
   180,205    DAITO TRUST CONSTRUCTION CO LTD ....................         2,757
   841,221    DAIWA HOUSE INDUSTRY CO LTD ........................         4,801
   386,730  * DAL-TILE INTERNATIONAL, INC ........................         8,991
    55,207    DELTIC TIMBER CORP .................................         1,513
   562,000    DENKI KAGKU KOGYO KK ...............................         1,304
   109,254  * DIONEX CORP ........................................         2,787
    76,357  e DOFASCO, INC .......................................         1,235
   193,028    DOMTAR, INC ........................................         1,936
 5,496,738    DOW CHEMICAL CO ....................................       185,680
    91,000    DOWA MINING CO LTD .................................           324
     9,380    DSM NV .............................................           343
 5,571,013    DU PONT (E.I.) DE NEMOURS & CO .....................       236,824
   224,281 e* EARTHSHELL CORP ....................................           449
   411,713    EASTMAN CHEMICAL CO ................................        16,065
   803,890    ECOLAB, INC ........................................        32,357
   102,045    ELCOR CORP .........................................         2,836
    61,284    ELKEM ASA ..........................................         1,025
    58,207  * EMCOR GROUP, INC ...................................         2,643
   346,825  * ENCOMPASS SERVICES CORP ............................         1,006
    61,455  * ENCORE WIRE CORP ...................................           744
    73,436  * ENERGY CONVERSION DEVICES, INC .....................         1,393
   760,904    ENGELHARD CORP .....................................        21,062
     1,927    ERAMET .............................................            59
    71,100    FALCONBRIDGE LTD ...................................           717
   153,459    FERRO CORP .........................................         3,959
   184,518  * FLEETWOOD ENTERPRISES, INC .........................         2,091
   512,835    FLETCHER BUILDING LTD ..............................           628

 2,345,018  * FLETCHER CHALLENGE FORESTS LTD .....................           215
    98,691    FLORIDA ROCK INDUSTRIES, INC .......................         3,610
   578,864    FLUOR CORP (NEW) ...................................        21,650
   131,395  * FMC CORP ...........................................         7,818
    93,429  * FOAMEX INTERNATIONAL, INC ..........................           757
   108,205    FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A ..........         2,240
     1,514    FORBO HOLDING AG. (REGD) ...........................           461
   225,588    FORDING, INC .......................................         3,999
 2,350,193  * FRANCO-NEVADA MINING CORP LTD ......................        34,672
   432,628  * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS A) ......         5,581
   913,054  * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B) ......        12,226
     1,000  * FUJITA CORP ........................................             0
    33,032  * GENTEK, INC ........................................            56
   132,076    GEORGIA GULF CORP ..................................         2,443
 1,244,882    GEORGIA-PACIFIC CORP (GEORGIA-PACIFIC GROUP) .......        34,371
    37,029    GIBRALTAR STEEL CORP ...............................           649
    69,273    GLATFELTER .........................................         1,079
54,000,000    GLOBAL BIO-CHEM TECHNOLOGY .........................        18,870
   550,676    GOODRICH CORP ......................................        14,659
   168,415    GRANITE CONSTRUCTION, INC ..........................         4,055
   206,444    GREAT LAKES CHEMICAL CORP ..........................         5,012
    69,772    GREIF BROTHERS CORP (CLASS A) ......................         2,299
   482,928    GRUPO DRAGADOS S.A .................................         6,463
   153,310    H.B. FULLER CO .....................................         4,411
 2,045,150    HANSON PLC .........................................        14,109
     1,000  * HASEKO CORP ........................................             0
     1,000  * HAZAMA CORP ........................................             0
    23,132    HEIDELBERGER ZEMENT AG. (BELGIUM) ..................         1,081
     9,173    HEIDELBERGER ZEMENT AG. (GERMANY) ..................           425
    23,132  * HEIDELBERGER ZEMENT AG. (STRIP VVPR) ...............             0
    61,894    HELLENIC TECHNODOMIKI S.A ..........................           342
   578,175  * HERCULES, INC ......................................         5,782
    33,282    HOGANAS AB (B SHS) .................................           519
    48,360    HOLCIM LTD (BR) ....................................        10,428
     2,336    HOLCIM LTD (REGD) ..................................           102
    42,927    HOLMEN AB (B SHS) ..................................           976
    67,692  * HOVNANIAN ENTERPRISES, INC (CLASS A) ...............         1,440
 1,974,918    ILUKA RESOURCES LTD ................................         4,499
   578,388    IMC GLOBAL, INC ....................................         7,519
     8,875  e IMERYS S.A .........................................           852
    94,391    IMPALA PLATINUM HOLDINGS LTD .......................         4,426
 1,161,734    IMPERIAL CHEMICAL INDUSTRIES PLC ...................         6,408
   466,752  * INCO LTD ...........................................         7,909
 2,153,860  * INCO LTD (U.S.) ....................................        36,486
   124,175  * INSITUFORM TECHNOLOGIES, INC (CLASS A) .............         3,176
   164,961  * INTEGRATED ELECTRICAL SERVICES, INC ................           845
 2,682,118    INTERNATIONAL PAPER CO .............................       108,223
    72,727  * INTERNATIONAL SPECIALTY PRODUCTS, INC ..............           651
    63,455    INTERPOOL, INC .....................................         1,222
   211,690  * ISHIHARA SANGYO KAISHA LTD .........................           297
    91,497  e ITALCEMENTI S.P.A ..................................           717
    90,635  * IVEX PACKAGING CORP ................................         1,722
   132,436  * JACOBS ENGINEERING GROUP, INC ......................         8,741
   439,539    JAMES HARDIE INDUSTRIES NV .........................         1,348
     1,000  * JAPAN STEEL WORKS LTD ..............................             1
   403,248  * JEFFERSON SMURFIT GROUP PLC ........................           880
   579,079    JEFFERSON SMURFIT GROUP PLC (UNITED KINGDOM) .......         1,247
   395,000    JGC CORP ...........................................         2,914
   332,800    JOHNSON MATTHEY PLC ................................         4,621
   240,000    JSR CORP ...........................................         1,610
   142,516  * KAISER ALUMINUM CORP ...............................           231
 2,291,000  e KAJIMA CORP ........................................         6,223
   386,000    KANEKA CORP ........................................         2,353
 2,660,000  * KAWASAKI STEEL CORP ................................         2,699
   220,848    KB HOME ............................................         8,856
 3,783,504    KIMBERLY-CLARK CORP ................................       226,254

                       SEE NOTES TO FINANCIAL STATEMENTS

12  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                          VALUE (000)
   ------                                                         -------------
BASIC INDUSTRIES--(CONTINUED)
   296,132      KINDEN CORP ....................................      $    1,374
       667      KUREHA CHEMICAL INDUSTRY CO LTD ................               2
   148,000      KYUDENKO CORP ..................................             497
   186,768      LAFARGE NORTH AMERICA, INC .....................           7,017
 1,107,749      LAFARGE S.A. (BR) ..............................         103,467
   172,421      L'AIR LIQUIDE S.A ..............................          24,165
   246,876      LEIGHTON HOLDINGS LTD ..........................           1,308
   312,616      LENNAR CORP ....................................          14,637
   233,398      LENNOX INTERNATIONAL, INC ......................           2,264
   145,087    e LINDE AG .......................................           5,904
    12,300      LIQUI-BOX CORP .................................             507
   157,694    * LONE STAR TECHNOLOGIES, INC ....................           2,775
   284,660      LONGVIEW FIBRE CO ..............................           3,362
     4,595      LONMIN PLC .....................................              70
     6,297      LONZA AG. (REGD) ...............................           4,115
   564,879    * LOUISIANA-PACIFIC CORP .........................           4,768
    69,100      LSI INDUSTRIES, INC ............................           1,202
     3,067 b,e* LTV CORP .......................................               0
   295,031      LUBRIZOL CORP ..................................          10,353
    79,200    * LYDALL, INC ....................................             792
   816,466      LYONDELL CHEMICAL CO ...........................          11,700
    29,604      M/I SCHOTTENSTEIN HOMES, INC ...................           1,473
   111,291      MACDERMID, INC .................................           1,886
   231,000      MAEDA ROAD CONSTRUCTION CO LTD .................             733
   287,373      MARTIN MARIETTA MATERIALS, INC .................          13,392
 2,755,078      MASCO CORP .....................................          67,499
   401,474      MASSEY ENERGY CO ...............................           8,323
   378,107    e MATSUSHITA ELECTRIC WORKS LTD ..................           3,113
   170,416    * MATTSON TECHNOLOGY, INC ........................           1,501
     9,600    * MAUI LAND & PINEAPPLE CO .......................             230
     9,430      MAYR-MELNHOF KARTON AG .........................             446
    98,336      MDC HOLDINGS, INC ..............................           3,716
   651,698      MEAD CORP ......................................          20,131
     3,300    * MESTEK, INC ....................................              78
   333,311      MILLENNIUM CHEMICALS, INC ......................           4,200
 8,387,367      MIM HOLDINGS LTD ...............................           4,895
   109,047      MINERALS TECHNOLOGIES, INC .....................           5,086
 1,831,818      MITSUBISHI CHEMICAL CORP .......................           3,900
   898,358      MITSUBISHI GAS CHEMICAL CO, INC ................           1,254
 1,886,785    * MITSUBISHI MATERIALS CORP ......................           2,577
   312,000    e MITSUBISHI PAPER MILLS LTD .....................             445
   872,400      MITSUI CHEMICALS, INC ..........................           2,796
   476,000      MITSUI MINING & SMELTING CO LTD ................           1,562
    67,447    * MOBILE MINI, INC ...............................           2,639
   210,100      MONSANTO CO ....................................           7,101
   163,502    * MUELLER INDUSTRIES, INC ........................           5,436
    63,179    * NANOPHASE TECHNOLOGIES CORP ....................             372
 8,099,416      NATIONAL ALUMINUM CO LTD .......................           8,398
   468,450      NATSTEEL LTD ...................................             225
    13,253      NCH CORP .......................................             691
    85,110    * NCI BUILDING SYSTEMS, INC ......................           1,506
     1,136    * NEW WORLD INFRASTUCTURE LTD ....................               0
 1,597,477      NEWCREST MINING LTD ............................           3,385
     3,900      NEWMARK HOMES CORP .............................              56
 1,048,578    e NEWMONT MINING CORP ............................          20,038
    82,000      NIPPON HODO CO LTD .............................             338
   210,000      NIPPON KAYAKU CO LTD ...........................             784
     2,000    * NIPPON LIGHT METAL CO LTD ......................               1
   188,000      NIPPON SANSO CORP ..............................             483
   129,000      NIPPON SHOKUBAI CO LTD .........................             463
21,659,793    * NIPPON STEEL CORP ..............................          31,235
     1,476      NIPPON UNIPAC HOLDING ..........................           6,588
   880,316    e NISHIMATSU CONSTRUCTION CO LTD .................           2,606
   377,000      NISSAN CHEMICAL INDUSTRIES LTD .................           1,959

 5,139,790    * NKK CORP .......................................           3,647
    53,222      NL INDUSTRIES, INC .............................             813
       182      NOF CORP .......................................               0
   162,324      NORANDA, INC ...................................           1,525
 8,793,301    * NORMANDY MINING LTD ............................           8,147
   102,969      NORSKE SKOGINDUSTRIER ASA ......................           1,934
    46,794    * NORTEK, INC ....................................           1,306
   158,000      NOVA CHEMICALS CORP ............................           3,045
   473,846      NOVAR PLC ......................................             872
    77,983      NOVOZYMES AS (B SHS) ...........................           1,574
    91,095    * NS GROUP, INC ..................................             681
   414,834      NUCOR CORP .....................................          21,970
    33,590    * NVR, INC .......................................           6,852
   787,842      OBAYASHI CORP ..................................           2,236
    46,561    * OCTEL CORP .....................................             838
     8,300    * OGLEBAY NORTON CO ..............................             129
   719,412      OJI PAPER CO LTD ...............................           2,860
   552,000      OKUMURA CORP ...................................           1,356
   182,702      OLIN CORP ......................................           2,949
   136,875      OM GROUP, INC ..................................           9,060
   197,979    * OMNOVA SOLUTIONS, INC ..........................           1,346
   842,193      ONESTEEL LTD ...................................             476
   138,099    * OREGON STEEL MILLS, INC ........................             684
 1,063,357      ORICA LTD ......................................           3,925
 2,786,285      ORIGIN ENERGY LTD ..............................           4,024
    49,800    * OSMONICS, INC ..................................             698
   126,935      OUTOKUMPU OYJ ..................................           1,339
   789,219    * OWENS-ILLINOIS, INC ............................           7,884
   325,518    * PACKAGING CORP OF AMERICA ......................           5,908
   854,290    * PACTIV CORP ....................................          15,164
    83,672    * PALM HARBOR HOMES, INC .........................           2,004
 1,249,528      PAPERLINX LTD ..................................           3,116
    81,402      PEABODY ENERGY CORP ............................           2,295
   112,615      PECHINEY S.A. (A SHS) ..........................           5,806
    64,610      PENN ENGINEERING & MANUFACTURING CORP ..........           1,082
    40,972      PENN VIRGINIA CORP .............................           1,397
   229,427      PENTAIR, INC ...................................           8,376
    68,141    * PENWEST PHARMACEUTICALS CO .....................           1,366
    55,043    * PERINI CORP ....................................             385
   419,551    * PHELPS DODGE CORP ..............................          13,593
 1,183,910      PILKINGTON PLC .................................           1,930
    20,600      PITT-DES MOINES, INC ...........................             639
 1,012,578      PLACER DOME, INC ...............................          11,037
   879,035      PLUM CREEK TIMBER CO, INC ......................          24,921
    64,300      POHANG IRON & STEEL CO LTD .....................           5,972
   416,028      POLYONE CORP ...................................           4,077
    77,589      POPE & TALBOT, INC .............................           1,106
    96,722      POTASH CORP OF SASKATCHEWAN ....................           5,917
   100,000      POTASH CORP OF SASKATCHEWAN, INC (U.S.) ........           6,138
   151,597      POTLATCH CORP ..................................           4,445
 1,051,451      PPG INDUSTRIES, INC ............................          54,381
   980,658      PRAXAIR, INC ...................................          54,181
     1,000    * PRESTIGE PROPERTIES HOLDINGS LTD ...............               0
   271,947      PULTE HOMES, INC ...............................          12,148
    36,488      QUAKER CHEMICAL CORP ...........................             752
    78,619      QUANEX CORP ....................................           2,225
   345,084      RAUTARUUKKI OYJ ................................           1,260
   144,211      RAYONIER, INC ..................................           7,278
   124,241      RELIANCE STEEL & ALUMINUM CO ...................           3,261
   474,670      REXAM PLC ......................................           2,589
    17,185      RHI AG .........................................             112
   886,605      RIO TINTO LTD ..................................          16,886
 3,293,335      RIO TINTO PLC ..................................          63,077
   351,575      RMC GROUP PLC ..................................           3,167
    32,522      ROANOKE ELECTRIC STEEL CORP ....................             449

                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 13

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

    SHARES                                                          VALUE (000)
    ------                                                          -----------
BASIC INDUSTRIES--(CONTINUED)
    63,871     ROCK-TENN CO (CLASS A) ...........................     $      920
 1,362,203     ROHM & HAAS CO ...................................         47,173
   555,176     RPM, INC .........................................          8,028
   114,338   * RTI INTERNATIONAL METALS, INC ....................          1,138
   119,988     RYERSON TULL, INC ................................          1,320
    72,095     RYLAND GROUP, INC ................................          5,277
   162,000     SANKI ENGINEERING CO LTD .........................            791
    29,676   e SAPA AB ..........................................            407
   689,563     SASOL LTD ........................................          6,059
   163,721   * SCHULER HOMES, INC (CLASS A) .....................          3,250
   161,333     SCHULMAN (A.), INC ...............................          2,202
   177,967  e* SCICLONE PHARMACEUTICALS, INC ....................            534
   420,229   * SEALED AIR CORP ..................................         17,154
   676,456   e SEKISUI CHEMICAL CO LTD ..........................          1,781
   788,234     SEKISUI HOUSE LTD ................................          5,714
   655,000     SEMBCORP MARINE LTD ..............................            293
   229,720   * SHAW GROUP, INC ..................................          5,398
   783,918     SHERWIN-WILLIAMS CO ..............................         21,558
 1,881,057     SHIMIZU CORP .....................................          6,373
 2,923,416     SHIN-ETSU CHEMICAL CO LTD ........................        105,061
   463,908   * SHOWA DENKO KK ...................................            496
   427,881     SIGMA-ALDRICH CORP ...............................         16,863
    53,400   * SILGAN HOLDINGS, INC .............................          1,397
    38,995   * SIMPSON MANUFACTURING CO, INC ....................          2,234
   651,069     SKANSKA AB (B SHS) ...............................          4,252
    37,756     SKYLINE CORP .....................................          1,218
 2,023,598   * SMURFIT-STONE CONTAINER CORP .....................         32,317
   312,352     SNAP-ON, INC .....................................         10,514
   496,407     SNIA S.P.A .......................................            667
   558,038     SOLUTIA, INC .....................................          7,824
    95,172   e SOLVAY S.A .......................................          5,733
   577,946     SONOCO PRODUCTS CO ...............................         15,362
    84,006     SONS OF GWALIA LTD ...............................            322
    82,209     SOUTHERN PERU COPPER CORP ........................            982
    73,547     SPARTECH CORP ....................................          1,511
   149,660     ST. JOE CO .......................................          4,153
   136,764     STANDARD-PACIFIC CORP ............................          3,326
   485,137     STANLEY WORKS ....................................         22,593
    34,000   f STARRETT (L.S.) CO (CLASS B) .....................            709
   130,589   * STEEL DYNAMICS, INC ..............................          1,516
   340,140   * STILLWATER MINING CO .............................          6,293
    10,653  b* STONE & WEBSTER, INC .............................             10
   672,519     STORA ENSO OYJ (R SHS) ...........................          8,611
   375,000     SUMITOMO BAKELITE CO LTD .........................          2,292
 1,729,140     SUMITOMO CHEMICAL CO LTD .........................          5,871
   547,000     SUMITOMO FORESTRY CO LTD .........................          2,871
 7,256,498   * SUMITOMO METAL INDUSTRIES LTD ....................          2,325
   495,731     SUMITOMO METAL MINING CO LTD .....................          1,653
       239   * SUNSHINE MINING & REFINING (NEW) .................              0
 1,724,934   e SVENSKA CELLULOSA AB (B SHS) .....................         47,194
    60,281     SVENSKT STAL AB (SSAB) SERIES A ..................            589
   151,748     SVENSKT STAL AB (SSAB) SERIES B ..................          1,367
   104,124   * SYNGENTA AG ......................................          5,393
     9,319   * SYNGENTA AG. ADR .................................             99
 1,502,363     TAIHEIYO CEMENT CORP .............................          2,281
   433,801     TAISEI CORP ......................................            940
   767,487     TAYLOR WOODROW PLC ...............................          1,899
    61,185     TECHNICAL OLYMPIC S.A ............................            124
   863,162   * TECK COMINCO LTD (CLASS B) .......................          6,878
   284,381     TEMPLE-INLAND, INC ...............................         16,133
   529,000     TENMA CORP .......................................          4,944
   167,383   * TERRA INDUSTRIES, INC ............................            586
   114,154     TEXAS INDUSTRIES, INC ............................          4,212

   354,030   e THYSSENKRUPP AG ..................................          5,186
    28,243     TITAN CEMENT CO S.A ..............................          1,005
   109,524  e* TITANIUM METALS CORP .............................            437
   166,000     TODA CORP ........................................            456
   574,000     TOKYO OHKA KOGYO CO LTD ..........................          7,752
   120,405   * TOLL BROTHERS, INC ...............................          5,286
   692,000     TOSOH CORP .......................................          1,346
   481,778     TOSTEM INAX HOLDING CORP .........................          6,518
   335,700     TOTO LTD .........................................          1,601
   743,400     TOYO SEIKAN KAISHA LTD ...........................          9,495
   627,123   * TRANSURBAN GROUP LTD .............................          1,404
    90,996     TREDEGAR CORP ....................................          1,729
   137,623     TRELLEBORG AB (B SHS) ............................          1,056
     1,800     TREMONT CORP .....................................             52
    31,580  e* TREX CO, INC .....................................            600
    85,000   * U.S. CONCRETE, INC ...............................            561
 1,541,000   * UBE INDUSTRIES LTD ...............................          1,517
    30,202   e UMICORE ..........................................          1,190
     2,600     UNION TOOL CO ....................................             95
   478,073     UNITED STATES STEEL CORP .........................          8,658
    60,301     UNIVERSAL FOREST PRODUCTS, INC ...................          1,262
   403,324   e UPM-KYMMENE OYJ ..................................         13,377
    33,247   e UPONOR OYJ .......................................            555
    70,011   * URS CORP .........................................          1,919
   441,904     USEC, INC ........................................          3,164
   196,888 b,e*USG CORP .........................................          1,126
 2,906,081   e USINOR S.A .......................................         36,358
   100,168   e VINCI S.A ........................................          5,873
   109,025     VIOHALCO S.A .....................................            895
    49,045     VOEST-ALPINE AG ..................................          1,402
   566,534     VULCAN MATERIALS CO ..............................         27,160
    17,039   * WASHINGTON GROUP INTERNATIONAL, INC
               WTS 03/11/03 .....................................              0
    94,563     WATSCO, INC ......................................          1,343
   273,157     WAUSAU-MOSINEE PAPER CORP ........................          3,305
    80,512     WD-40 CO .........................................          2,146
   149,834     WELLMAN, INC .....................................          2,321
    56,069     WEST PHARMACEUTICAL SERVICES, INC ................          1,491
   466,638     WESTVACO CORP ....................................         13,276
 1,550,235     WEYERHAEUSER CO ..................................         83,837
    37,462     WIENERBERGER AG ..................................            525
   536,259     WILLAMETTE INDUSTRIES, INC .......................         27,950
   540,036     WIMPEY (GEORGE) PLC ..............................          1,721
 4,207,377     WMC LTD ..........................................         20,618
   890,655     WOLSELEY PLC .....................................          7,453
    48,186   * WOLVERINE TUBE, INC ..............................            547
   363,109     WORTHINGTON INDUSTRIES, INC ......................          5,156
   211,030     YORK INTERNATIONAL CORP ..........................          8,047
                                                                      ----------
               TOTAL BASIC INDUSTRIES                                  3,951,729
                                                                      ----------
CONSUMER CYCLICAL--10.57%
    36,228  e* 1-800 CONTACTS, INC ..............................            451
   142,563   * 99 CENTS ONLY STORES .............................          5,432
    84,707     AARON RENTS, INC .................................          1,381
   512,378   * ABERCROMBIE & FITCH CO (CLASS A) .................         13,593
   281,434  e* ACCLAIM ENTERTAINMENT, INC .......................          1,492
       643   * ACCLAIM ENTERTAINMENT, INC WTS 03/16/03 ..........              1
   531,696     ACCOR S.A ........................................         19,330
    78,504   * ACKERLEY GROUP, INC ..............................          1,374
    75,395   * ACTION PERFORMANCE COS, INC ......................          2,308
   204,992   * ACTV, INC ........................................            383
 1,236,774  e* ADELPHIA COMMUNICATIONS CORP (CLASS A) ...........         38,563
     8,759   * ADVANCE AUTO PARTS ...............................            436
    75,259     ADVANCED MARKETING SERVICES, INC .................          1,373
   202,598     AEON CO LTD ......................................          4,576

                        SEE NOTES TO FINANCIAL STATEMENTS

14 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
CONSUMER CYCLICAL--(CONTINUED)
    48,458   * AFC ENTERPRISES, INC ...............................   $    1,376
   226,615     AIRTOURS PLC .......................................          825
     9,773   * ALEXANDER'S, INC ...................................          556
    78,748   * ALLIANCE GAMING CORP ...............................        2,314
    92,870   * AMC ENTERTAINMENT, INC .............................        1,114
    63,443   * AMERCO .............................................        1,194
    53,394   * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC ........        1,142
   270,299   * AMERICAN EAGLE OUTFITTERS, INC .....................        7,074
   350,614   * AMERICAN GREETINGS CORP (CLASS A) ..................        4,831
    10,100   * AMERISTAR CASINOS, INC .............................          253
   132,053   * ANNTAYLOR STORES CORP ..............................        4,622
30,006,176   * AOL TIME WARNER, INC ...............................      963,198
   161,394     AOYAMA TRADING CO LTD ..............................        1,538
   148,531     APOGEE ENTERPRISES, INC ............................        2,350
   464,247   * APOLLO GROUP, INC (CLASS A) ........................       20,896
    47,418   * APOLLO GROUP, INC (UNIVERSITY OF PHOENIX ONLINE) ...        1,545
   179,658     APPLEBEE'S INTERNATIONAL, INC ......................        6,144
    90,010     ARCTIC CAT, INC ....................................        1,530
     3,100   * ARDEN GROUP, INC (CLASS A) .........................          188
   121,525   * ARGOSY GAMING CO ...................................        3,952
   503,772     ARISTOCRAT LEISURE LTD .............................        1,702
   205,236     ARNOLDO MONDADORI EDITORE S.P.A ....................        1,297
   361,582     ARVINMERITOR, INC ..................................        7,101
    74,700     ASATSU-DK, INC .....................................        1,459
    27,700     AUTOBACS SEVEN CO LTD ..............................          645
   679,510   e AUTOGRILL S.P.A ....................................        6,298
 6,195,047   a AUTOLIV, INC .......................................      125,821
 1,250,000   e AUTOLIV, INC SDR ...................................       25,025
    25,800     AVEX, INC ..........................................          768
   188,868   * AZTAR CORP .........................................        3,456
   143,278   * BALLY TOTAL FITNESS HOLDING CORP ...................        3,089
    10,200     BANDAG, INC ........................................          355
    68,800     BANDAG, INC (CLASS A) ..............................        2,064
    89,174     BARNES GROUP, INC ..................................        2,139
    46,462     BASSETT FURNITURE INDUSTRIES, INC ..................          651
    84,396   * BAYCORP ADVANTAGE LTD ..............................          269
   581,109     BBA GROUP PLC ......................................        2,393
    40,467   * BEASLEY BROADCAST GROUP, INC (CLASS A) .............          526
    20,344   * BEBE STORES, INC ...................................          380
 1,794,105   * BED BATH & BEYOND, INC .............................       60,820
    16,403     BEKAERT S.A ........................................          632
   139,549     BELO CORP (CLASS A) ................................        2,617
   351,800   f BELO CORP (CLASS B) ................................        6,596
   108,692     BENETTON GROUP S.P.A ...............................        1,231
   624,968     BIG LOTS, INC ......................................        6,500
   167,506     BLOCKBUSTER, INC (CLASS A) .........................        4,221
   191,466     BOB EVANS FARMS, INC ...............................        4,704
   156,909   * BOCA RESORTS, INC (CLASS A) ........................        2,056
   143,978     BORGWARNER, INC ....................................        7,523
   184,281     BOWNE & CO, INC ....................................        2,359
   173,655   * BOYD GAMING CORP ...................................        1,129
   272,794   * BOYDS COLLECTION LTD ...............................        1,847
   673,631     BRIDGESTONE CORP ...................................        7,129
   592,250   * BRINKER INTERNATIONAL, INC .........................       17,625
 3,085,925   * BRITISH SKY BROADCASTING GROUP PLC .................       33,954
    88,380     BROWN SHOE CO, INC .................................        1,435
   485,432     BRUNSWICK CORP .....................................       10,563
    62,559   * BUCA, INC ..........................................        1,014
    38,394   * BUCKLE, INC ........................................          856
   210,460     BULGARI S.P.A ......................................        1,634
    98,131     BURLINGTON COAT FACTORY WAREHOUSE CORP .............        1,649
    47,239     BUSH INDUSTRIES, INC (CLASS A) .....................          513
   549,437   * CABLEVISION SYSTEMS CORP (CLASS A) .................       26,071

  247,974    * CABLEVISION SYSTEMS CORP
               (RAINBOW MEDIA GROUP) ..............................        6,125
   76,900    * CALIFORNIA PIZZA KITCHEN, INC ......................        1,903
  451,518      CALLAWAY GOLF CO ...................................        8,647
   69,677    * CANADIAN TIRE CORP (CLASS A) .......................        1,117
   89,003      CANAL PLUS .........................................          284
   48,900    e CAPCOM CO LTD ......................................        1,295
  761,016      CARLTON COMMUNICATIONS PLC .........................        2,691
  209,000      CASIO COMPUTER CO LTD ..............................          906
  138,655      CASTORAMA-DUBOIS INVESTISSEMENTS ...................        7,142
  414,739    * CATALINA MARKETING CORP ............................       14,391
   75,557      CATO CORP (CLASS A) ................................        1,428
  300,394      CBRL GROUP, INC ....................................        8,844
  148,347    * CEC ENTERTAINMENT, INC .............................        6,437
   64,877    * CHAMPIONSHIP AUTO RACING TEAMS, INC ................        1,044
   18,018      CHARLES VOEGELE HOLDING AG .........................          692
  121,516    * CHARLOTTE RUSSE HOLDING, INC .......................        2,261
  560,027    * CHARMING SHOPPES, INC ..............................        2,974
1,745,712    * CHARTER COMMUNICATIONS, INC (CLASS A) ..............       28,682
  123,531    * CHICO'S FAS, INC ...................................        4,904
   55,636   e* CHILDREN'S PLACE RETAIL STORES, INC ................        1,511
  181,896    * CHOICE HOTELS INTERNATIONAL, INC ...................        4,029
  117,836    * CHRISTOPHER & BANKS CORP ...........................        4,036
   15,349      CHURCHILL DOWNS, INC ...............................          567
  140,198      CLAIRE'S STORES, INC ...............................        2,117
  108,618      CLAIRE'S STORES, INC (CLASS A) .....................        1,640
4,668,687    * CLEAR CHANNEL COMMUNICATIONS, INC ..................      237,683
   14,556    e CLUB MEDITERRANEE S.A ..............................          531
   80,133      COACHMEN INDUSTRIES, INC ...........................          962
   20,023    * COLDWATER CREEK, INC ...............................          424
   46,040    * COLE NATIONAL CORP .................................          762
2,660,319      COLES MYER LTD .....................................       11,439
   57,286    * COLUMBIA SPORTSWEAR CO .............................        1,908
  687,100   e* COMCAST CORP (CLASS A) .............................       24,736
5,256,686    * COMCAST CORP (CLASS A) SPECIAL .....................      189,241
3,977,776      COMPASS GROUP PLC ..................................       29,815
  111,665      CONTINENTAL AG .....................................        1,467
  340,441      COOPER TIRE & RUBBER CO ............................        5,433
  216,018    * COPART, INC ........................................        7,857
1,025,293    * COX COMMUNICATIONS, INC (CLASS A) ..................       42,970
  322,197    * COX RADIO, INC (CLASS A) ...........................        8,210
   36,749      CPI CORP ...........................................          610
   84,181    * CROWN MEDIA HOLDINGS, INC (CLASS A) ................          950
   25,638    * CSS INDUSTRIES, INC ................................          792
  154,023    * CUMULUS MEDIA, INC (CLASS A) .......................        2,492
  356,000      CYCLE & CARRIAGE LTD ...............................          594
  737,000   e* DAIEI, INC .........................................          416
  471,177      DAILY MAIL & GENERAL TRUST PLC .....................        4,444
  216,315      DAIMARU, INC .......................................          870
  976,893      DAIMLERCHRYSLER AG. (REGD) .........................       41,839
   55,162    e DAIMLERCHRYSLER AG. (U.S.) .........................        2,299
  803,605      DANA CORP ..........................................       11,154
  695,179      DARDEN RESTAURANTS, INC ............................       24,609
  647,100      DAVID JONES LTD ....................................          391
3,317,590      DELPHI AUTOMOTIVE SYSTEMS CORP ................. ...       45,318
  910,587      DENSO CORP .........................................       12,062
    2,585    e DENTSU, INC ........................................       11,578
    3,439      D'IETEREN S.A ......................................          566
  184,909    * DIGITAL GENERATION SYSTEMS, INC ....................          205
  346,623      DILLARD'S, INC (CLASS A) ...........................        5,546
  164,671   e* DIRECT FOCUS, INC .................................         5,138
2,927,557      DIXONS GROUP PLC ..................................        10,013
1,451,541      DOLLAR GENERAL CORP ...............................        21,628
  124,823    * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ..............         1,935
1,619,190    * DOLLAR TREE STORES, INC ...........................        50,049

                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 15

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   -------                                                          ----------
CONSUMER CYCLICAL--(CONTINUED)
   213,540     DONALDSON CO, INC ................................     $    8,294
   570,755     DONNELLEY (R.R.) & SONS CO .......................         16,946
    34,307     DOUGLAS HOLDING AG ...............................            910
    88,812     DOVER DOWNS ENTERTAINMENT, INC ...................          1,359
   120,256     DOW JONES & CO, INC ..............................          6,582
   206,300   f DOW JONES & CO, INC (CLASS B) ....................         11,291
    72,085   * DRESS BARN, INC ..................................          1,803
    69,531   * DURA AUTOMOTIVE SYSTEMS, INC .....................            765
 1,672,195     EASTMAN KODAK CO .................................         49,213
     4,184  b* EDISON BROTHERS STORES, INC WTS 12/10/05 .........              0
    46,656   * ELIZABETH ARDEN, INC .............................            712
 6,120,675     ELSEVIER NV ......................................         72,374
 1,530,231     EMI GROUP PLC ....................................          7,951
   161,205   * EMMIS COMMUNICATIONS CORP (CLASS A) ..............          3,811
   139,540   * ENTERCOM COMMUNICATIONS CORP .....................          6,977
   203,500   * ENTRAVISION COMMUNICATIONS CORP (CLASS A) ........          2,432
   197,370   * EQUITY INNS, INC .................................          1,307
   511,916     ESPRIT HOLDINGS LTD ..............................            578
   136,464  e* EXIDE TECHNOLOGIES ...............................            168
   348,772   * EXTENDED STAY AMERICA, INC .......................          5,720
   108,744     FACTSET RESEARCH SYSTEMS, INC ....................          3,801
   202,695     FAIRMONT HOTELS & RESORTS, INC ...................          4,816
   956,814     FAMILY DOLLAR STORES, INC ........................         28,685
   105,900     FAMILYMART CO LTD ................................          1,782
    30,385     FAST RETAILING CO LTD ............................          2,703
    22,351     FEDDERS CORP .....................................             68
   134,550     FEDDERS CORP (CLASS A) ...........................            377
   377,842 b,e*FEDERAL-MOGUL CORP ...............................            298
 1,156,806   * FEDERATED DEPARTMENT STORES, INC .................         47,313
   164,198     FELCOR LODGING TRUST, INC ........................          2,744
   318,027   e FIAT S.P.A .......................................          5,103
    35,539     FIAT S.P.A. (PRIV) ...............................            392
    28,786     FIAT S.P.A. (RNC) ................................            296
    87,540   * FINISH LINE, INC (CLASS A) .......................          1,338
   522,600     FIRST CAPITAL CORP LTD ...........................            308
    90,534   * FISHER & PAYKEL APPLIANCES HOLDINGS LTD ..........            381
    86,913   * FISHER & PAYKEL HEALTHCARE CORP LTD ..............            619
    18,900     FISHER COMMUNICATIONS, INC .......................            832
    41,054     FLORIDA EAST COAST INDUSTRIES, INC (CLASS B) .....            858
    12,055     FOLLI-FOLLIE S.A .................................            212
   974,989   * FOOT LOCKER, INC .................................         15,259
   113,451   * FOOTSTAR, INC ....................................          3,551
11,535,843     FORD MOTOR CO ....................................        181,343
   141,712     FOREST CITY ENTERPRISES, INC (CLASS A) ...........          5,484
    71,431   * FOSSIL, INC ......................................          1,500
    24,981     FOUR SEASONS HOTELS, INC .........................          1,169
   775,804   * FOX ENTERTAINMENT GROUP, INC (CLASS A) ...........         20,582
    63,453     FRED'S, INC ......................................          2,599
    61,700     FRIEDMAN'S, INC (CLASS A) ........................            520
     4,500     FRISCH'S RESTAURANTS, INC ........................             70
        50     FUJI DENKI REIKI CO LTD ..........................              0
 2,732,380     FUJI PHOTO FILM CO LTD ...........................         97,570
       150     FUJI TELEVISION NETWORK, INC .....................            605
   110,975     G & K SERVICES, INC (CLASS A) ....................          3,584
 1,417,650     GANNETT CO, INC ..................................         95,309
 3,395,699     GAP, INC .........................................         47,336
    17,200     GARAN, INC .......................................            731
   114,028   * GAYLORD ENTERTAINMENT CO .........................          2,805
 1,026,929   * GEMSTAR-TV GUIDE INTERNATIONAL, INC ..............         28,446
   172,097     GENCORP, INC .....................................          2,428
 2,975,854     GENERAL MOTORS CORP ..............................        144,627
   121,543   * GENESCO, INC .....................................          2,523
    66,569  e* GENESISINTERMEDIA, INC ...........................            393
   435,115   * GENTEX CORP ......................................         11,631

   928,282     GENUINE PARTS CO .................................         34,068
 2,502,000     GIORDANO INTERNATIONAL LTD .......................          1,107
   743,196     GKN PLC ..........................................          2,866
    70,287  e* GLOBAL SPORTS, INC ...............................          1,402
        82   * GOLDEN BOOKS FAMILY ENTERTAINMENT, INC
               WTS 01/27/02 .....................................              0
   754,000     GOODYEAR TIRE & RUBBER CO ........................         17,953
   165,573     GRACO, INC .......................................          6,466
 4,728,516     GRANADA PLC ......................................          9,876
    43,029     GRAY COMMUNICATIONS SYSTEMS, INC .................            597
     3,482     GREY GLOBAL GROUP, INC ...........................          2,322
    88,938   * GROUP 1 AUTOMOTIVE, INC ..........................          2,536
   698,770     GROUPE BRUXELLES LAMBERT S.A .....................         36,740
   104,654     GRUPO PRISA S.A ..................................            978
   305,451   e GRUPPO EDITORIALE L'ESPRESSO S.P.A ...............            914
    38,368   * GUESS?, INC ......................................            288
    95,768   * GUITAR CENTER, INC ...............................          1,306
    25,470   * GULFMARK OFFSHORE, INC ...........................            721
   158,662     GUNZE LTD ........................................            574
 2,280,648     GUS PLC ..........................................         21,409
   155,301   * GYMBOREE CORP ....................................          1,853
    81,700     HANCOCK FABRICS, INC .............................          1,074
   129,678   * HANDLEMAN CO .....................................          1,926
 1,250,000     HANKYU DEPARTMENT STORES, INC ....................          7,516
 1,622,464     HARLEY-DAVIDSON, INC .............................         88,116
   180,622     HARMAN INTERNATIONAL INDUSTRIES, INC .............          8,146
   745,545   * HARRAH'S ENTERTAINMENT, INC ......................         27,593
   220,127     HARTE-HANKS, INC .................................          6,201
    89,579     HAVERTY FURNITURE COS, INC .......................          1,483
    99,956 b,e*HAYES LEMMERZ INTERNATIONAL, INC .................             25
    88,839   * HEARST-ARGYLE TELEVISION, INC ....................          1,915
    19,428     HELLENIC DUTY FREE SHOPS S.A .....................            200
 1,355,910     HENNES & MAURITZ AB (B SHS) ......................         28,050
 7,500,000     HERO HONDA MOTORS LTD ............................         39,063
    17,264   * HIBBETT SPORTING GOODS, INC ......................            523
 3,487,818     HILTON GROUP PLC .................................         10,711
 1,878,880     HILTON HOTELS CORP ...............................         20,517
   194,000   * HINO MOTORS LTD ..................................            645
   511,396   * HISPANIC BROADCASTING CORP .......................         13,041
   208,240     HOLLINGER INTERNATIONAL, INC .....................          2,436
    50,900   * HOLLYWOOD CASINO CORP (CLASS A) ..................            534
   234,893   * HOLLYWOOD ENTERTAINMENT CORP .....................          3,357
 3,761,424     HONDA MOTOR CO LTD ...............................        150,101
   416,000   * HONG KONG & SHANGHAI HOTELS LTD ..................            155
    96,796   * HOT TOPIC, INC ...................................          3,038
    71,222     HUDSON'S BAY CO ..................................            647
    97,612   * IHOP CORP ........................................          2,860
    40,289  e* IMPCO TECHNOLOGIES, INC ..........................            511
   667,881     INDEPENDENT NEWS & MEDIA PLC .....................          1,249
   209,500     INDEPENDENT NEWSPAPERS LTD .......................            318
   230,500   * INDITEX S.A ......................................          4,394
   106,091   * INFORMATION HOLDINGS, INC ........................          3,003
   205,887   * INSIGHT COMMUNICATIONS CO, INC ...................          4,974
   199,985     INTERACTIVE DATA CORP ............................          2,828
   488,464   * INTERNATIONAL GAME TECHNOLOGY ....................         33,362
   153,319     INTERNATIONAL SPEEDWAY CORP (CLASS A) ............          5,995
 2,021,969     INTERPUBLIC GROUP OF COS, INC ....................         59,729
   156,858   * INTERTAN, INC ....................................          1,970
   617,438     INTIMATE BRANDS, INC .............................          9,175
    39,200     INTRAWEST CORP ...................................            675
   168,921     ISETAN CO LTD ....................................          1,731
   111,384   * ISLE OF CAPRI CASINOS, INC .......................          1,490
   576,782     ITO-YOKADO CO LTD ................................         26,053
 1,500,314     J.C. PENNEY CO, INC ..............................         40,358
   201,702   * JACK IN THE BOX, INC .............................          5,555

                       SEE NOTES TO FINANCIAL STATEMENTS

16 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------
   SHARES                                                           VALUE (000)
   ------                                                           -----------

 CONSUMER CYCLICAL--(CONTINUED)
   100,833   *  JAKKS PACIFIC, INC ...............................   $    1,911
 2,826,045      JOHN FAIRFAX HOLDINGS LTD ........................        5,559
   469,851      JOHNSON CONTROLS, INC ............................       37,940
   639,167   *  JONES APPAREL GROUP, INC .........................       21,201
   143,650   *  JOURNAL REGISTER CO ..............................        3,022
    96,898   *  K2, INC ..........................................          699
   545,215   e* KANEBO LTD .......................................          832
    67,437      KARSTADTQUELLE AG ................................        2,636
   128,198      KELLWOOD CO ......................................        3,078
    72,741   *  KENNETH COLE PRODUCTIONS, INC (CLASS A) ..........        1,288
    82,262      KESKO OYJ (B SHS) ................................          754
   159,508   *  KEY3MEDIA GROUP, INC .............................          850
   188,534      KIMBALL INTERNATIONAL, INC (CLASS B) .............        2,856
 1,949,285      KINGFISHER PLC ...................................       11,376
   106,715   *  KIRBY CORP .......................................        2,940
 2,770,396   *  KMART CORP .......................................       15,126
   695,094      KNIGHT RIDDER, INC ...............................       45,132
 2,353,231   *  KOHL'S CORP ......................................      165,762
   114,872      KONAMI CORP ......................................        3,410
   110,152      KONINKLIJKE VENDEX KBB NV ........................        1,253
   220,679   e* KRISPY KREME DOUGHNUTS, INC ......................        9,754
    76,768   *  KROLL, INC .......................................        1,159
    34,761      K-SWISS, INC (CLASS A) ...........................        1,156
     2,302      KUONI REISEN HOLDING (REGD) ......................          611
 1,048,000      KURARAY CO LTD ...................................        6,693
   364,702      LAGARDERE S.C.A ..................................       15,262
   402,520   *  LAMAR ADVERTISING CO .............................       17,043
    21,610      LAMBRAKIS PRESS S.A ..............................           84
    84,821      LANDRY'S RESTAURANTS, INC ........................        1,582
    60,791   *  LANDS' END, INC ..................................        3,049
    62,490      LASALLE HOTEL PROPERTIES .........................          734
    69,400      LAWSON, INC ......................................        1,986
   264,664      LA-Z-BOY, INC ....................................        5,775
   454,377   *  LEAR CORP ........................................       17,330
   221,936      LEE ENTERPRISES, INC .............................        8,072
    14,400   f  LEE ENTERPRISES, INC (CLASS B) ...................          524
 1,142,054      LEGGETT & PLATT, INC .............................       26,267
    32,561   *  LEICA GEOSYSTEMS AG ..............................        3,010
    82,343      LIBBEY, INC ......................................        2,688
   112,845   *  LIBERTY DIGITAL, INC (CLASS A) ...................          390
    15,804   *  LIBERTY LIVEWIRE CORP (CLASS A) ..................          110
22,137,579   *  LIBERTY MEDIA CORP (CLASS A) .....................      309,926
   614,173   *  LIBERTY SATELLITE & TECHNOLOGY, INC (CLASS A) ....          577
 1,955,369      LIMITED, INC .....................................       28,783
   217,580   *  LINENS `N THINGS, INC ............................        5,548
   299,886      LIZ CLAIBORNE, INC ...............................       14,919
    54,892   *  LODGENET ENTERTAINMENT CORP ......................          938
    96,586      LONE STAR STEAKHOUSE & SALOON, INC ...............        1,432
   127,785   *  LUBY'S, INC ......................................          730
   340,177      LVMH MOET HENNESSY LOUIS VUITTON S.A .............       13,842
    11,966   *  LYNCH INTERACTIVE CORP ...........................          826
    82,515      MAN AG ...........................................        1,749
   333,207   *  MANDALAY RESORT GROUP ............................        7,131
    98,903      MARCUS CORP ......................................        1,399
 4,070,376      MARKS & SPENCER PLC ..............................       21,386
 1,145,717      MARRIOTT INTERNATIONAL, INC (CLASS A) ............       46,573
    47,538   e* MARTHA STEWART LIVING OMNIMEDIA, INC (CLASS A) ...          782
   399,541   e  MARUI CO LTD .....................................        4,725
     6,468   e* MARVEL ENTERPRISES, INC (CLASS C WTS 10/02/02) ...            0
   219,500   *  MASCOTECH, INC ESCROW ............................            0
 4,554,643      MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ............       58,488
   603,350      MATSUSHITA ELECTRIC INDUSTRIAL CO LTD (SPON ADR) .        7,602
 3,999,498      MAY DEPARTMENT STORES CO .........................      147,901
   447,839      MAYTAG CORP ......................................       13,896

   122,205      MCCLATCHY CO (CLASS A) ...........................        5,744
 9,795,305      MCDONALD'S CORP ..................................      259,282
 1,038,228      MCGRAW-HILL COS, INC .............................       63,311
    67,369      MEDIA GENERAL, INC (CLASS A) .....................        3,357
   162,706    * MEDIACOM COMMUNICATIONS CORP .....................        2,971
 4,403,494    e MEDIASET S.P.A ...................................       32,190
    35,098   e* MEDIS TECHNOLOGIES LTD ...........................          258
   176,644    * MEN'S WEARHOUSE, INC .............................        3,648
    66,500      MEREDITH CORP ....................................        2,371
   200,900    f MEREDITH CORP (CLASS B) ..........................        7,162
    98,023    * METRO ONE TELECOMMUNICATIONS, INC ................        2,965
   210,626    * METRO-GOLDWYN-MAYER, INC .........................        4,613
   364,003    e* MGM MIRAGE ......................................       10,509
   349,028    * MICHAELS STORES, INC .............................       11,500
   337,740      MICHELIN (C.G.D.E.) (B SHS) ......................       11,142
   100,898    * MICROS SYSTEMS, INC ..............................        2,533
    83,716      MIDAS, INC .......................................          963
   150,725   e* MIDWAY GAMES, INC ................................        2,262
    61,202    * MILLENNIUM CELL, INC .............................          319
   253,000      MITSUBISHI RAYON CO LTD ..........................          662
    82,000    e MITSUKOSHI LTD ...................................          230
    83,019    * MODERN TIMES GROUP AB (B SHS) ....................        1,828
   146,563      MODINE MANUFACTURING CO ..........................        3,419
   229,113    * MOHAWK INDUSTRIES, INC ...........................       12,574
   120,320    * MONACO COACH CORP ................................        2,631
    41,929    * MOVIE GALLERY, INC ...............................        1,021
   214,480    * MSC INDUSTRIAL DIRECT CO (CLASS A) ...............        4,236
    98,011    * MTR GAMING GROUP, INC ............................        1,568
       800    * MYCAL CORP .......................................            0
    94,826      MYERS INDUSTRIES, INC ............................        1,294
    51,704      NAMCO LTD ........................................          986
    54,034      NATIONAL GOLF PROPERTIES, INC ....................          479
    25,849      NATIONAL PRESTO INDUSTRIES, INC ..................          717
   173,048    * NAUTICA ENTERPRISES, INC .........................        2,213
   176,033    * NEIMAN MARCUS GROUP, INC (CLASS A) ...............        5,469
    17,081    * NEIMAN MARCUS GROUP, INC (CLASS B) ...............          507
    36,546    * NETRATINGS, INC ..................................          573
   817,917      NEW YORK TIMES CO (CLASS A) ......................       35,375
 5,421,036      NEWS CORP LTD ....................................       43,351
       109      NEWS CORP LTD (SPON ADR) .........................            3
   601,151      NEXT PLC .........................................        7,830
   228,277      NGK INSULATORS LTD ...............................        1,691
   147,442    * NH HOTELES S.A ...................................        1,466
   485,824      NIKE, INC (CLASS B) ..............................       27,323
   364,233      NINTENDO CO LTD ..................................       63,086
   115,300      NIPPON TELEVISION NETWORK CORP ...................       24,554
57,897,668      NISSAN MOTOR CO LTD ..............................      307,027
   162,000      NISSHINBO INDUSTRIES, INC ........................          601
   670,504      NORDSTROM, INC ...................................       13,564
   145,382    * OAKLEY, INC ......................................        2,364
    86,785    * O'CHARLEY'S, INC .................................        1,606
 1,739,987      OMNICOM GROUP, INC ...............................      155,468
    15,214    * ON COMMAND CORP ..................................           46
   157,081      ONWARD KASHIYAMA CO LTD ..........................        1,508
   198,291    * O'REILLY AUTOMOTIVE, INC .........................        7,232
    39,434      ORIENTAL LAND CO LTD .............................        2,711
    53,959      OSHKOSH B'GOSH, INC (CLASS A) ....................        2,263
    90,641      OSHKOSH TRUCK CORP ...............................        4,419
   372,568    * OUTBACK STEAKHOUSE, INC ..........................       12,760
   112,700      OVERSEAS UNION ENTERPRISES LTD ...................          391
    27,800      OXFORD INDUSTRIES, INC ...........................          656
   916,995      P & O PRINCESS CRUISES PLC .......................        5,338
    47,185   e* P.F. CHANG'S CHINA BISTRO, INC ...................        2,232
   152,252   *  PACIFIC SUNWEAR OF CALIFORNIA, INC ...............        3,109
    51,689   *  PANERA BREAD CO (CLASS A) ........................        2,690

                        SEE NOTES TO FINANCIAL STATEMENTS

                        2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND  17

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
    -----                                                           -----------
 CONSUMER CYCLICAL--(CONTINUED)
   84,488     * PAPA JOHN'S INTERNATIONAL, INC ...................     $   2,322
   32,700       PARIS MIKI, INC ..................................           858
1,540,490     * PARK PLACE ENTERTAINMENT CORP ....................        14,126
   46,606    e* PARKERVISION, INC ...............................            979
  123,627     * PAYLESS SHOESOURCE, INC ..........................         6,942
3,366,771       PEARSON PLC ......................................        38,759
   46,818     * PENN NATIONAL GAMING, INC ........................         1,420
  123,259     * PENTON MEDIA, INC ................................           772
  232,775     * PERFORMANCE FOOD GROUP CO ........................         8,187
  328,602       PEUGEOT CITROEN S.A ..............................        13,971
  120,513       PHILLIPS-VAN HEUSEN CORP .........................         1,314
  165,258     * PICCADILLY CAFETERIAS, INC .......................           271
  512,543       PIER 1 IMPORTS, INC ..............................         8,887
  113,903       PINAULT-PRINTEMPS-REDOUTE S.A ....................        14,665
  105,548     * PINNACLE ENTERTAINMENT, INC ......................           636
  291,949     * PINNACLE SYSTEMS, INC ............................         2,318
  166,291     * PIONEER CORP .....................................         3,629
  887,026     e PIRELLI S.P.A ....................................         1,556
   88,417     * PIXAR, INC .......................................         3,179
      757    e* PLANET HOLLYWOOD INTERNATIONAL,
                  INC WTS 05/10/03 ...............................             0
   73,018     * PLATO LEARNING, INC ..............................         1,213
   70,664     * PLAYBOY ENTERPRISES, INC (CLASS B) ...............         1,194
    1,000     * PLAYMATES INTERACTIVE ENTERTAINMENT LTD ..........             0
  126,788       POLARIS INDUSTRIES, INC ..........................         7,322
  242,146  b,e* POLAROID CORP .................................               19
  283,121     * POLO RALPH LAUREN CORP ...........................         7,576
  153,097     * PRESSTEK, INC ....................................         1,404
  206,366       PREUSSAG AG ......................................         5,071
   17,928     * PRICESMART, INC ..................................           627
  242,230     * PRIME HOSPITALITY CORP ...........................         2,677
2,672,199     * PRIMEDIA, INC ....................................        11,624
   59,344    e* PRIVATE MEDIA GROUP, INC ........................            582
       57     * PROFURN LTD ......................................             0
   42,596     * PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E
                  MULTIMEDIA SGPS S.A ............................           296
   14,298     * PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E
                  MULTIMEDIA SGPS S.A. (NEW) .....................            99
  652,145       PUBLICIS GROUPE S.A ..............................        17,275
    2,601       PUBLIGROUPE S.A. (REGD) ..........................           525
  621,938     e PUBLISHING & BROADCASTING LTD ....................         3,120
   42,266       PULITZER, INC ....................................         2,156
   61,195     * QUAKER FABRIC CORP ...............................           509
  194,400       QUEBECOR WORLD, INC ..............................         4,370
  115,684     * QUIKSILVER, INC ..................................         1,990
  349,065     * RADIO ONE, INC (CLASS A) .........................         6,447
   15,400     * RADIO ONE, INC (CLASS D) .........................           277
9,419,289       RANK GROUP PLC ...................................        31,530
  111,548     * RARE HOSPITALITY INTERNATIONAL, INC ..............         2,514
  542,763       READER'S DIGEST ASSOCIATION, INC (CLASS A) .......        12,527
   45,571     * RECOTON CORP .....................................           620
  281,910     * REEBOK INTERNATIONAL LTD .........................         7,471
2,878,855       REED INTERNATIONAL PLC ...........................        23,882
      500     * REGAL HOTELS INTERNATIONAL LTD ...................             0
   87,622     * REGENT COMMUNICATIONS, INC .......................           591
  201,701       REGIS CORP .......................................         5,200
3,999,554       RENAULT S.A ......................................       141,059
   39,330     * RENT-A-CENTER, INC ...............................         1,320
   86,132     * RESORTQUEST INTERNATIONAL, INC ...................           410
   33,000     * RESOURCES CONNECTION, INC ........................           869
4,027,843       REUTERS GROUP PLC ................................        39,862
   23,023       RIVIANA FOODS, INC ...............................           409
  139,527     * ROGERS COMMUNICATIONS, INC (CLASS B) .............         2,370
  446,999       ROSS STORES, INC .................................        14,340
      918       RTL GROUP ........................................            36

  342,021       RUBY TUESDAY, INC ................................         7,056
  134,744       RUSSELL CORP .....................................         2,023
  166,574     * RYAN'S FAMILY STEAK HOUSES, INC ..................         3,606
   52,568     * SAGA COMMUNICATIONS, INC (CLASS A) ...............         1,088
   25,100       SAIZERIYA CO LTD .................................           954
  660,426     * SAKS, INC ........................................         6,168
   53,752     * SALEM COMMUNICATIONS CORP (CLASS A) ..............         1,236
   33,056    e* SALTON, INC .....................................            624
   30,087     * SAMSONITE CORP ...................................            41
  318,130       SANKYO CO LTD (OTC) ..............................         9,661
   45,600       SANRIO CO LTD ....................................           360
4,243,099       SANYO ELECTRIC CO LTD ............................        20,040
   30,700       SCHAWK, INC ......................................           338
   81,909       SCHIBSTED ASA ....................................           790
  149,969     * SCHOLASTIC CORP ..................................         7,548
   79,288     * SCIENTIFIC GAMES CORP (CLASS A) ..................           694
1,642,700       SCMP GROUP LTD ...................................         1,032
   84,568     * SCOTTS CO (CLASS A) ..............................         4,025
  107,288     * SCP POOL CORP ....................................         2,945
  162,183       SCRIPPS (E.W.) CO (CLASS A) ......................        10,704
1,980,641       SEARS ROEBUCK & CO ...............................        94,358
6,920,930    e* SEAT-PAGINE GIALLE S.P.A ........................          5,589
  149,330    e* SEGA CORP .......................................          2,980
   10,500       SEIJO CORP .......................................            95
   54,739    e* SEIYU LTD .......................................            114
  379,469       SEVEN-ELEVEN JAPAN CO LTD ........................        13,840
2,037,500       SHANGRI-LA ASIA LTD ..............................         1,594
   56,000       SHANGRI-LA ASIA LTD (SINGAPORE) ..................            44
2,001,550       SHARP CORP .......................................        23,412
  332,447       SHAW COMMUNICATIONS, INC (CLASS B) ...............         7,035
   74,200       SHIMACHU CO LTD ..................................         1,019
   23,658       SHIMAMURA CO LTD .................................         1,390
  181,057     e SHIMANO, INC .....................................         2,057
  151,462     * SHOPKO STORES, INC ...............................         1,439
   91,535     * SHUFFLE MASTER, INC ..............................         1,434
2,357,798       SIGNET GROUP PLC .................................         3,277
   30,520    f* SILVERSTONE BERHAD ..............................              0
  137,263    *  SINCLAIR BROADCAST GROUP, INC (CLASS A) ..........         1,299
  513,888       SINGAPORE PRESS HOLDINGS LTD .....................         6,067
  251,881    e* SIRIUS SATELLITE RADIO, INC .....................          2,929
2,919,226       SIX CONTINENTS PLC ...............................        28,891
  735,285     * SIX FLAGS, INC ...................................        11,309
   27,087     * SKILLSOFT CORP ...................................           702
  283,400       SKY CITY ENTERTAINMENT GROUP .....................           743
  150,663     e SKYLARK CO LTD ...................................         2,529
   57,773       SMITH (A.O.) CORP ................................         1,127
  144,765       SODEXHO ALLIANCE S.A .............................         6,188
  121,075       SOL MELIA S.A ....................................           921
  121,096     * SONIC AUTOMOTIVE, INC ............................         2,838
  114,179     * SONIC CORP .......................................         4,110
2,975,474       SONY CORP ........................................       135,992
  113,622     * SOTHEBY'S HOLDINGS, INC (CLASS A) ................         1,887
  189,015     * SPANISH BROADCASTING SYSTEM, INC (CLASS A) .......         1,869
   69,169     * SPEEDWAY MOTORSPORTS, INC ........................         1,749
   76,454     * SPIEGEL, INC (CLASS A) ...........................           348
  130,816    e* SPORTS RESORTS INTERNATIONAL, INC ................         1,009
   25,800       STANDARD MOTOR PRODUCTS, INC .....................           359
   27,600     * STANLEY FURNITURE CO, INC ........................           656
2,445,910     * STARBUCKS CORP ...................................        46,595
  189,594     * STATION CASINOS, INC .............................         2,122
  419,721       STEELCASE, INC (CLASS A) .........................         6,178
  143,954     * STEIN MART, INC ..................................         1,203
   98,913     * STELLENT, INC ....................................         2,924
   50,419     * STEVEN MADDEN LTD ................................           709
   70,132     * STONERIDGE, INC ..................................           638

                       SEE NOTES TO FINANCIAL STATEMENTS

18 COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
 CONSUMER CYCLICAL--(CONTINUED)
   86,000       STRAITS TRADING CO LTD ...........................   $      80
  226,791       STRIDE RITE CORP .................................       1,485
  110,532       STURM RUGER & CO, INC ............................       1,324
  101,960       SUPERIOR INDUSTRIES INTERNATIONAL, INC ...........       4,104
  172,019     * SYLVAN LEARNING SYSTEMS, INC .....................       3,796
  652,712       TAB LTD ..........................................         909
1,426,775       TABCORP HOLDINGS LTD .............................       7,187
2,770,869       TAKASHIMAYA CO LTD ...............................      16,343
  147,700       TALBOTS, INC .....................................       5,354
   28,307       TANGER FACTORY OUTLET CENTERS, INC ...............         590
5,944,155       TARGET CORP ......................................     244,008
   89,450     * TBC CORP .........................................       1,198
1,325,925       TEIJIN LTD .......................................       5,089
1,160,000     * TELE ATLAS NV ....................................       1,880
  148,586     e TELEFONICA PUBLICIDAD E INFORMACION S.A ..........         589
  218,985    e* TELEPIZZA S.A ....................................         339
2,813,000       TELEVISION BROADCASTS LTD ........................      12,193
  195,645     * TELEWEST COMMUNICATIONS PLC ......................         177
2,000,000       TEXWINCA HOLDINGS LTD ............................         955
  136,505       TF1 TV FRANCAISE .................................       3,451
  202,673     * THE CHEESECAKE FACTORY, INC ......................       7,047
  110,538     * THE STEAK N SHAKE CO .............................       1,220
  340,802       THE WAREHOUSE GROUP LTD ..........................         937
  362,420       THOMSON CORP .....................................      10,977
   35,525       THOR INDUSTRIES, INC .............................       1,316
  132,518     * THQ, INC .........................................       6,423
2,539,019       TIFFANY & CO .....................................      79,903
  110,284     * TIMBERLAND CO (CLASS A) ..........................       4,089
1,625,747       TJX COS, INC .....................................      64,802
   19,416       TOHO CO LTD ......................................       2,101
   29,346       TOKYO BROADCASTING SYSTEM, INC ...................         446
  168,744       TOKYO STYLE CO LTD ...............................       1,447
   38,432     * TOMMY HILFIGER CORP ..............................         528
  164,521     * TOO, INC .........................................       4,524
  212,524     * TOPPS CO, INC ....................................       2,582
1,861,234       TORAY INDUSTRIES, INC ............................       4,502
  210,766     * TOWER AUTOMOTIVE, INC ............................       1,903
  473,561       TOYOBO CO LTD ....................................         593
   48,700       TOYODA GOSEI CO LTD ..............................         602
2,858,806       TOYOTA MOTOR CORP ................................      72,419
   65,700       TOYS "R" US JAPAN LTD ............................       1,253
   38,382    e* TRENDWEST RESORTS, INC ...........................         972
1,012,520       TRIBUNE CO .......................................      37,899
  829,464     * TRICON GLOBAL RESTAURANTS, INC ...................      40,810
   12,100     * TROPICAL SPORTSWEAR INTERNATIONAL CORP ...........         227
  559,527       TRW, INC .........................................      20,725
  724,616     * U.S.A. NETWORKS, INC .............................      19,789
  271,296     * UNIFI, INC .......................................       1,967
1,309,591       UNITED BUSINESS MEDIA PLC ........................       9,149
   69,966     * UNIVERSAL ELECTRONICS, INC .......................       1,204
  895,701     * UNIVISION COMMUNICATIONS, INC (CLASS A) ..........      36,240
  150,172       UNY CO LTD .......................................       1,526
   31,375     * URBAN OUTFITTERS, INC ............................         757
   45,328     * VAIL RESORTS, INC ................................         804
  286,930     * VALASSIS COMMUNICATIONS, INC .....................      10,220
   67,895       VALEO S.A ........................................       2,708
    7,498       VALORA HOLDING AG ................................       1,091
   71,941     * VALUE CITY DEPARTMENT STORES, INC ................         338
   82,050     * VANS, INC ........................................       1,045
   95,618     * VASTERA, INC .....................................       1,588
  487,702       VF CORP ..........................................      19,025
  863,974     * VIACOM, INC (CLASS A) ............................      38,231
8,019,418     * VIACOM, INC (CLASS B) ............................     354,057
  693,434       VISTEON CORP .....................................      10,429

3,084,123       VIVENDI UNIVERSAL S.A ............................     168,885
  298,187     e VIVENDI UNIVERSAL S.A. (SPON ADR) ................      16,039
  304,573     e VNU NV ...........................................       9,359
  300,226       VOLKSWAGEN AG ....................................      13,981
   45,082     e VOLVO AB (A SHS) .................................         728
  294,509     e VOLVO AB (B SHS) .................................       4,941
  121,340     * WABASH NATIONAL CORP .............................         946
  507,055       WACOAL CORP ......................................       4,039
19,296,150      WAL-MART STORES, INC .............................   1,110,503
12,009,464      WALT DISNEY CO ...................................     248,836
    8,900  b,e* WARNACO GROUP, INC (CLASS A) ..................              1
   18,579       WASHINGTON POST CO (CLASS B) .....................       9,847
  460,225       WENDY'S INTERNATIONAL, INC .......................      13,425
  152,793    e* WESTPOINT STEVENS, INC ..........................          374
  365,866     * WESTWOOD ONE, INC ................................      10,994
   81,720     * WET SEAL, INC (CLASS A) ..........................       1,925
  387,983       WHIRLPOOL CORP ...................................      28,451
  487,413       WHITBREAD PLC ....................................       3,895
  243,379       WILEY (JOHN) & SONS, INC (CLASS A) ...............       5,605
  242,449     * WILLIAMS-SONOMA, INC .............................      10,401
   58,032    e* WILSONS THE LEATHER EXPERTS, INC .................         662
   70,142       WINNEBAGO INDUSTRIES, INC ........................       2,591
  104,958     * WMS INDUSTRIES, INC ..............................       2,099
  865,898       WOLTERS KLUWER NV ................................      19,737
  219,193       WOLVERINE WORLD WIDE, INC ........................       3,299
   47,609       WOODWARD GOVERNOR CO .............................       2,773
  670,919       WOOLWORTHS GROUP PLC .............................         464
2,113,713       WOOLWORTHS LTD ...................................      12,162
   48,100       WORLD CO LTD .....................................       1,464
   65,771     * WORLD WRESTLING FEDERATION ENTERTAINMENT, INC ....         865
3,779,336       WPP GROUP PLC ....................................      41,803
   69,193    e* XM SATELLITE RADIO HOLDINGS, INC ................        1,270
   30,300       YAMADA DENKI CO LTD ..............................       2,127
  173,000       YAMAHA MOTOR CO LTD ..............................       1,052
   79,328     * YOUNG BROADCASTING, INC (CLASS A) ................       1,424
  194,270     * ZALE CORP ........................................       8,136
  472,622     * ZENITH ELECTRONICS CORP ..........................           0
  163,444     * ZOMAX, INC .......................................       1,306
                                                                    ----------
                TOTAL CONSUMER CYCLICAL                             10,478,235
                                                                    ----------
CONSUMER NON-CYCLICAL--8.67%
   39,761     * 1-800-FLOWERS.COM, INC ...........................         620
  126,861     * 7-ELEVEN, INC ....................................       1,486
  251,500       ADERANS CO LTD ...................................       7,426
   55,868       ADIDAS-SALOMON AG ................................       4,154
   77,434       AGFA GEVAERT NV ..................................       1,047
  843,059       AJINOMOTO CO, INC ................................       8,234
   14,100       ALBERTO-CULVER CO (CLASS A) ......................         551
  187,906       ALBERTO-CULVER CO (CLASS B) ......................       8,407
2,462,341       ALBERTSON'S, INC .................................      77,539
  291,408       ALTADIS S.A. (FRANCE) ............................       4,951
1,170,639       ALTADIS S.A ......................................      19,909
1,065,854    e* AMAZON.COM, INC ..................................      11,533
   88,200    *  AMERICAN ITALIAN PASTA CO (CLASS A) ..............       3,707
5,104,236       ANHEUSER-BUSCH COS, INC ..........................     230,763
   96,591     * APPLICA, INC .....................................         870
3,226,733       ARCHER DANIELS MIDLAND CO ........................      46,304
   46,268       ARIAKE JAPAN CO LTD ..............................       1,479
  381,294     e ASAHI BREWERIES LTD ..............................       3,430
   10,800     * ASIA FOOD & PROPERTIES LTD WTS 07/12/02 ..........           0
  111,116     * AURORA FOODS, INC ................................         561
1,491,302     * AUTONATION, INC ..................................      18,388
  503,257     * AUTOZONE, INC ....................................      36,134
1,227,881       AVON PRODUCTS, INC ...............................      57,096
   12,310       BANG & OLUFSEN AS (B SHS) ........................         287
  263,606     * BARNES & NOBLE, INC ..............................       7,803

                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 19

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
CONSUMER NON-CYCLICAL--(CONTINUED)
   55,886     BEIERSDORF AG ......................................     $   6,290
1,040,128   * BEST BUY CO, INC ...................................        77,469
  452,919   * BJ'S WHOLESALE CLUB, INC ...........................        19,974
  182,523     BLYTH, INC .........................................         4,244
1,369,030     BOOTS CO PLC .......................................        11,646
  580,882   * BORDERS GROUP, INC .................................        11,525
   45,500   * BOSTON BEER CO, INC (CLASS A) ......................           780
6,809,477     BRITISH AMERICAN TOBACCO PLC .......................        57,729
1,155,493     BRL HARDY LTD ......................................         6,536
  198,483     BROWN-FORMAN CORP (CLASS B) ........................        12,425
    4,878   * BRUNO'S SUPERMARKETS, INC ..........................             0
  270,000     BUNGE LIMITED ......................................         6,286
  645,526     BUNZL PLC ..........................................         4,134
   75,000   e C TWO-NETWORK CO LTD ...............................         1,745
2,509,837     CADBURY SCHWEPPES PLC ..............................        15,999
  173,914   * CADIZ, INC .........................................         1,395
1,212,666     CAMPBELL SOUP CO ...................................        36,222
    7,433   e CARLSBERG AS (A SHS) ...............................           280
   11,419     CARLSBERG AS (B SHS) ...............................           477
  939,657     CARREFOUR S.A ......................................        48,862
  222,496     CASEY'S GENERAL STORES, INC ........................         3,315
       83     CASINO GUICHARD-PERRACHON ..........................             5
  117,789   e CASINO GUICHARD-PERRACHON ..........................         9,088
   11,713   * CASINO GUICHARD-PERRACHON A WTS 12/15/03 ...........            38
   11,713   * CASINO GUICHARD-PERRACHON B WTS 12/15/05 ..........             50
  233,503   * CDW COMPUTER CENTERS, INC ..........................        12,541
  198,559     CHURCH & DWIGHT CO, INC ............................         5,288
  192,844   * CIRCUIT CITY STORES, INC (CARMAX GROUP) ............         4,385
1,099,724     CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP) ......        28,538
  949,672     CLOROX CO ..........................................        37,560
  247,128   * COACH, INC .........................................         9,633
1,258,268     COCA-COLA AMATIL LTD ...............................         3,852
    8,126     COCA-COLA BOTTLING CO CONSOLIDATED .................           308
11,694,039    COCA-COLA CO .......................................       551,374
1,156,983     COCA-COLA ENTERPRISES, INC .........................        21,913
   98,702     COCA-COLA HELLENIC BOTTLING CO S.A .................         1,424
   36,000     COCA-COLA WEST JAPAN CO LTD ........................           647
3,194,118     COLGATE-PALMOLIVE CO ...............................       184,460
   25,105     COLRUYT S.A ........................................         1,095
  645,800     COMPAGNIE FINANCIERE RICHEMONT AG
                 (UNITS) (A SHS) .................................        12,000
3,221,196     CONAGRA FOODS, INC .................................        76,568
  180,627   * CONSTELLATION BRANDS, INC (CLASS A) ...............          7,740
  848,373     COORS (ADOLPH) CO (CLASS B) ........................        45,303
  190,443     CORN PRODUCTS INTERNATIONAL, INC ...................         6,713
  111,852   * COST PLUS, INC .....................................         2,964
2,551,052   * COSTCO WHOLESALE CORP ..............................       113,216
2,215,259     CVS CORP ...........................................        65,572
   59,738     DANISCO AS .........................................         2,139
  320,000   * DAVIDE CAMPARI-MILANO S.P.A .......................          7,551
  256,047   * DEAN FOODS CO .....................................         17,491
   24,100     DEB SHOPS, INC .....................................           584
  144,236   * DEL MONTE FOODS CO .................................         1,227
   83,692     DELHAIZE "LE LION" S.A .............................         4,356
  177,612     DELTA & PINE LAND CO ...............................         4,019
19,006,275    DIAGEO PLC .........................................       217,145
  518,410     DIAL CORP ..........................................         8,891
  228,009     DIMON, INC .........................................         1,642
  230,026     DOLE FOOD CO .......................................         6,172
  163,802     DREYER'S GRAND ICE CREAM, INC ......................         6,308
   55,242   * DUANE READE, INC ...................................         1,677
       43     EBRO PULEVA S.A ....................................             0
  517,200   e ELECTROLUX AB SERIES B .............................         7,716
   52,617   * ELECTRONICS BOUTIQUE HOLDINGS CORP .................         2,102

  516,339   * ENERGIZER HOLDINGS, INC ...........................          9,836
    5,100  e* ENVISION DEVELOPMENT CORP ....... .................              0
  145,020     ESSILOR INTERNATIONAL S.A ..........................         4,384
1,365,254     ESTEE LAUDER COS (CLASS A) .........................        43,770
  167,460     ETHAN ALLEN INTERIORS, INC .........................         6,965
   44,904  e* EXPEDIA, INC (CLASS A) ............................          1,824
  318,000     EZAKI GLICO CO LTD .................................         1,512
   71,616   * FACTORY 2-U STORES, INC ...........................          1,435
    3,800     FARMER BROTHERS CO .................................         1,007
  154,983   e FASTENAL CO .......................................         10,296
  229,614   e FLEMING COS, INC ..................................          4,248
   90,865   * FLOWERS FOODS, INC ................................          3,627
7,795,036     FOSTER'S GROUP LTD .................................        19,393
   16,968     FOURLIS S.A ........................................            67
  372,035     FRASER & NEAVE LTD .................................         1,531
   41,431   * FTD.COM, INC .....................................             290
   49,142   * FTI CONSULTING, INC ..............................           1,612
  525,000   e FUJI OIL CO LTD ..................................           5,171
  268,975   * FURNITURE BRANDS INTERNATIONAL, INC ..............           8,613
2,017,425     GENERAL MILLS, INC .................................       104,926
6,774,214     GILLETTE CO ........................................       226,259
   69,542     GIVAUDAN S.A. (REGD) ...............................        21,194
   17,869     GOLDEN ENTERPRISES, INC ............................            63
1,980,123     GOODMAN FIELDER LTD ................................         1,399
   99,910   * GREAT ATLANTIC & PACIFIC TEA CO, INC .............           2,376
   23,586   * GREEN MOUNTAIN COFFEE, INC .......................             646
  197,630     GREENCORE GROUP PLC ................................           493
  183,195     GROUPE DANONE ......................................        22,347
  121,802   * HAIN CELESTIAL GROUP, INC ........................           3,345
   42,913     HARTWALL OYJ ABP ...................................           875
  907,039     HARVEY NORMAN HOLDINGS LTD .........................         1,880
  785,045     HASBRO, INC ........................................        12,741
  531,356     HEINEKEN NV ........................................        20,150
1,873,659     HEINZ (H.J.) CO ....................................        77,045
    4,011     HERBALIFE INTERNATIONAL, INC (CLASS A) .............            57
   74,866     HERBALIFE INTERNATIONAL, INC (CLASS B) .............           987
  406,828     HERMAN MILLER, INC .................................         9,626
  619,757     HERSHEY FOODS CORP .................................        41,958
16,900,476    HOME DEPOT, INC ....................................       862,093
  411,553     HORMEL FOODS CORP ..................................        11,058
  381,000     HOUSE FOODS CORP ...................................         3,125
  128,954     HUGHES SUPPLY, INC .................................         3,981
  537,805     IMPERIAL TOBACCO GROUP PLC .........................         7,091
   40,963     INGLES MARKETS, INC (CLASS A) ......................           490
  210,098   * INSIGHT ENTERPRISES, INC .........................           5,168
  152,177     INTERBREW S.A ......................................         4,167
  251,063     INTERFACE, INC (CLASS A) ...........................         1,408
  429,124     INTERNATIONAL FLAVORS & FRAGRANCES, INC ............        12,749
   84,798   * INTERNATIONAL MULTIFOODS CORP ......................         2,027
  153,156     INTERSTATE BAKERIES CORP ...........................         3,703
1,100,980     ITC LTD ............................................        15,436
   13,300     ITO EN LTD .........................................           558
   26,200   * J & J SNACK FOODS CORP .............................           641
  102,049     J.M. SMUCKER CO ....................................         3,610
      738     JAPAN TOBACCO, INC .................................         4,646
   96,475   * JERONIMO MARTINS SGPS S.A ........................             795
   56,963   * JILL (J.) GROUP, INC .............................           1,226
   81,032     KAMPS AG ...........................................           649
3,633,477     KAO CORP ...........................................        75,547
   19,680     KATOKICHI CO LTD ...................................           314
1,469,928     KELLOGG CO .........................................        44,245
   68,683     KERRY GROUP (CLASS A) ..............................           835
   65,000     KERRY GROUP PLC (CLASS A) ..........................           796
  221,000     KIKKOMAN CORP ......................................         1,196
   51,000     KINKI COCA-COLA BOTTLING CO ........................           390

                       SEE NOTES TO FINANCIAL STATEMENTS

20  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
CONSUMER NON-CYCLICAL--(CONTINUED)
  3,337,680       KIRIN BREWERY CO LTD ..............................  $  23,862
    304,000     e KOREA TOBACCO & GINSENG CORP GDR ..................      2,356
    394,200       KOSE CORP .........................................     11,069
  1,066,500       KRAFT FOODS, INC (CLASS A) ........................     36,293
  4,638,449     * KROGER CO .........................................     96,804
     31,497     * LADENBURG THALMANN FINANCIAL SERVICES, INC ........         27
    153,222       LANCASTER COLONY CORP .............................      5,441
    131,337       LANCE, INC ........................................      1,877
  2,024,955       LI & FUNG LTD .....................................      2,272
     29,500     * LITHIA MOTORS, INC (CLASS A) ......................        611
    355,179       LOBLAW COS LTD ....................................     11,570
    168,132       LONGS DRUG STORES CORP ............................      3,931
    638,721       L'OREAL S.A .......................................     46,009
  4,334,780       LOWE'S COS ........................................    201,177
    350,000       LUXOTTICA GROUP S.P.A. (SPON ADR) .................      5,768
        200       MATSUMOTOKIYOSHI CO LTD ...........................          7
  2,307,001       MATTEL, INC .......................................     39,680
    415,489       MCCORMICK & CO, INC (NON-VOTE) ....................     17,438
    108,000       MEIJI DAIRIES CORP ................................        265
    794,708       MEIJI SEIKA KAISHA LTD ............................      3,183
    989,505       METRO AG ..........................................     34,802
     32,300       MIDWEST GRAIN PRODUCTS, INC .......................        373
    428,000       MIKUNI COCA-COLA BOTTLING CO LTD ..................      3,752
    392,414       MOLSON, INC (A SHS) ...............................      6,883
      2,000       MOLSON, INC (B SHS) ...............................         35
     52,458       MOVADO GROUP, INC .................................      1,007
     58,700       NASH FINCH CO .....................................      1,826
      5,800     * NATIONAL BEVERAGE CORP ............................         69
     65,000       NATURE'S SUNSHINE PRODUCTS, INC ...................        763
    233,891     * NBTY, INC .........................................      2,737
  1,309,801       NESTLE S.A. (REGD) (B SHS) ........................    279,269
  1,500,876       NEWELL RUBBERMAID, INC ............................     41,379
    434,283       NICHIREI CORP .....................................        964
    437,784       NIPPON MEAT PACKERS, INC ..........................      4,643
    273,002       NISSHIN SEIFUN GROUP, INC .........................      1,646
    249,105       NISSIN FOOD PRODUCTS CO LTD .......................      4,866
     80,000       NORITAKE CO LTD ...................................        304
    240,057       NU SKIN ENTERPRISES, INC (CLASS A) ................      2,100
    147,649       NUMICO NV .........................................      3,442
  2,137,360     * OFFICE DEPOT, INC .................................     39,627
    564,961     * OFFICEMAX, INC ....................................      2,542
     76,385       ONEIDA LTD ........................................        989
    192,409       ORKLA ASA .........................................      3,261
     97,433     * PAN FISH ASA ......................................        163
     14,054       PAPASTRATOS CIGARETTE CO ..........................        183
     13,193     * PARAGON TRADE BRANDS, INC (ESCROW) ................          0
        691     * PARAGON TRADE BRANDS, INC WTS 01/28/10 ...........          21
    451,948       PARMALAT FINANZIARIA S.P.A ........................      1,219
      2,698     * PASCUAL HERMANOS ..................................          0
    162,702     * PATHMARK STORES, INC ..............................      4,012
     30,960     * PC CONNECTION, INC ................................        459
    246,733       PEP BOYS-MANNY MOE & JACK .........................      4,231
  1,162,540       PEPSI BOTTLING GROUP, INC .........................     27,320
    442,959       PEPSIAMERICAS INC .................................      6,113
 13,654,377       PEPSICO, INC ......................................    664,824
    578,266     e PERNOD-RICARD .....................................     44,795
    326,657     * PERRIGO CO ........................................      3,861
    533,969     * PETSMART, INC .....................................      5,254
 18,266,033       PHILIP MORRIS COS, INC ............................    837,498
     76,305       PILGRIM'S PRIDE CORP (CLASS B) ....................      1,034
    146,157     * PLAYTEX PRODUCTS, INC .............................      1,425
    350,000  b,f* POWER PACIFIC LTD .................................          0
    543,664     * PRICELINE.COM, INC ................................      3,164
  8,822,203       PROCTER & GAMBLE CO ...............................    698,101

     35,000    f* PROMET BERHAD .....................................          3
      1,168     * PULEVA BIOTECH ....................................          3
    100,681     e QP CORP ...........................................        783
    514,357       R.J. REYNOLDS TOBACCO HOLDINGS, INC ...............     28,958
  1,077,871       RADIOSHACK CORP ...................................     32,444
    160,974     * RALCORP HOLDINGS, INC .............................      3,654
  1,030,295       RECKITT BENCKISER PLC .............................     14,995
     46,863    e* REVLON, INC (CLASS A) .............................        312
    208,450       RINASCENTE S.P.A ..................................        726
  2,808,143    e* RITE AID CORP .....................................     14,209
     46,421     * ROBERT MONDAVI CORP (CLASS A) .....................      1,764
  4,390,376       ROYAL AHOLD NV ....................................    127,752
    170,517       RUDDICK CORP ......................................      2,727
     47,301       RUSS BERRIE & CO, INC .............................      1,419
  1,958,655       SAFEWAY PLC .......................................      9,122
  2,749,403     * SAFEWAY, INC ......................................    114,788
  2,464,839       SAINSBURY (J) PLC .................................     13,130
     17,400       SANDERSON FARMS, INC ..............................        371
     97,399     e SAPPORO BREWERIES LTD .............................        270
  4,762,088       SARA LEE CORP .....................................    105,861
     85,467       SCHWEITZER-MAUDUIT INTERNATIONAL, INC .............      2,030
  1,125,654       SCOTTISH & NEWCASTLE PLC ..........................      8,601
        750       SEABOARD CORP .....................................        230
    260,316       SENSIENT TECHNOLOGIES CORP ........................      5,417
    281,009       SHISEIDO CO LTD ...................................      2,597
     86,857     * SKECHERS USA, INC (CLASS A) .......................      1,270
    118,635     * SLI, INC ..........................................        310
     58,034     * SMART & FINAL, INC ................................        606
    675,914     * SMITHFIELD FOODS, INC .............................     14,897
    294,000    e* SNOW BRAND MILK PRODUCTS CO .......................        487
     36,173       SOBEYS, INC .......................................        712
     59,172       SOCIETE BIC S.A ...................................      2,021
  1,341,103       SONAE SGPS S.A ....................................        967
    105,800     * SPARTAN STORES, INC ...............................      1,265
    171,735     * STAMPS.COM, INC ...................................        615
     56,176       STANDARD COMMERCIAL CORP ..........................        927
  2,825,953     * STAPLES, INC ......................................     52,845
    111,927    e* STAR SCIENTIFIC, INC ..............................        283
     25,500     * STEINWAY MUSICAL INSTRUMENTS, INC .................        424
     24,303       STEPAN CO .........................................        590
    363,742     e SWEDISH MATCH AB .................................       1,925
     41,796       TAKARA SHUZO CO LTD ...............................        351
    331,675       TATE & LYLE PLC ...................................      1,665
 24,967,744       TESCO PLC .........................................     90,482
     39,170       THE SWATCH GROUP AG. (BR) .........................      3,521
    226,141       THE SWATCH GROUP AG. (REGD) .......................      4,481
     82,970       THOMAS INDUSTRIES, INC ............................      2,074
    135,460     * TICKETMASTER (CLASS B) ............................      2,220
    120,247       TOOTSIE ROLL INDUSTRIES, INC ......................      4,699
  1,111,868     * TOYS "R" US, INC ..................................     23,060
    154,320     * TRANS WORLD ENTERTAINMENT CORP ....................      1,173
     64,116     * TRIARC COS, INC ...................................      1,558
     53,390     * TUESDAY MORNING CORP ..............................        966
    281,236       TUPPERWARE CORP ...................................      5,414
    100,026     * TWEETER HOME ENTERTAINMENT GROUP, INC .............      2,901
  2,716,992       TYSON FOODS, INC (CLASS A) ........................     31,381
     40,600       UNI-CHARM CORP ....................................        849
  1,832,058       UNILEVER NV (CERT) ................................    107,419
  6,033,944       UNILEVER PLC ......................................     49,529
     31,712     * UNITED AUTO GROUP, INC ............................        818
     49,222     * UNITED NATURAL FOODS, INC .........................      1,231
    147,222       UNIVERSAL CORP ...................................       5,360
    885,763       UST, INC ..........................................     31,002
    126,355     * VALUEVISION INTERNATIONAL, INC (CLASS A) .........       2,475
     90,611       VECTOR GROUP LTD ..................................      2,977


                        SEE NOTES TO FINANCIAL STATEMENTS

                        2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND  21

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
CONSUMER NON-CYCLICAL--(CONTINUED)
 5,866,140       WALGREEN CO .....................................  $  197,454
   675,516       WATERFORD WEDGWOOD PLC (UNITS) ..................         529
    70,029       WEIS MARKETS, INC ...............................       1,958
    20,985       WELLA AG ........................................       1,059
   224,777     * WESTON (GEORGE) LTD .............................      14,560
   273,775     * WHOLE FOODS MARKET, INC .........................      11,926
    93,325     * WILD OATS MARKETS, INC ..........................         927
   438,014       WINN-DIXIE STORES, INC ..........................       6,242
   133,011       WRIGLEY (WM.) JR CO .............................       6,833
   747,600     f WRIGLEY (WM.) JR CO (CLASS B) ...................      38,404
   224,000       YAKULT HONSHA CO LTD ............................       1,675
   170,000     e YAMAZAKI BAKING CO LTD ..........................         933
    80,253    e* YANKEE CANDLE CO, INC ...........................       1,819
    91,000       YONEX CO LTD ....................................         271
                                                                    ----------
                 TOTAL CONSUMER NON-CYCLICAL                         8,598,301
                                                                    ----------
 ENERGY--6.40%
    75,307     * 3TEC ENERGY CORP ................................       1,054
   416,114       ALBERTA ENERGY CO LTD ...........................      15,685
   416,278       AMERADA HESS CORP ...............................      26,017
 1,333,329       ANADARKO PETROLEUM CORP .........................      75,800
 3,678,959       APACHE CORP .....................................     183,506
   374,247       ASHLAND, INC ....................................      17,245
    21,475     * ATP OIL & GAS CORP ..............................          64
    50,051     * ATWOOD OCEANICS, INC ............................       1,744
 4,428,833       BAKER HUGHES, INC ...............................     161,520
   176,300     * BCE EMERGIS, INC ................................      5,036
    93,744       BERRY PETROLEUM CO (CLASS A) ....................       1,472
 5,514,243       BG GROUP PLC ....................................      22,471
 2,681,136     * BJ SERVICES CO ..................................      87,003
43,408,891       BP PLC ..........................................     337,367
 2,501,272       BP PLC (SPON ADR) ...............................     116,334
 5,730,679       BURLINGTON RESOURCES, INC .......................     215,130
   154,535       CABOT OIL & GAS CORP (CLASS A) ..................       3,717
   170,865     * CAL DIVE INTERNATIONAL, INC .....................       4,217
    55,200     * CALLON PETROLEUM CORP ...........................         378
   294,677       CANADIAN NATURAL RESOURCES LTD ..................       7,072
    58,500    e* CANADIAN OIL SANDS TRUST (UNITS) ................       1,411
   349,677     * CAPSTONE TURBINE CORP ...........................       1,892
    37,573       CARBO CERAMICS, INC .............................       1,471
13,074,625       CENTRICA PLC ....................................      42,244
   762,604     * CHESAPEAKE ENERGY CORP ..........................       5,041
 5,906,440       CHEVRONTEXACO CORP ..............................     529,276
    23,029     * CLAYTON WILLIAMS ENERGY, INC ....................         302
42,179,265       CNOOC LTD .......................................      39,757
   114,430     * COMSTOCK RESOURCES, INC .........................         801
 3,349,930       CONOCO, INC .....................................      94,803
   276,043     * COOPER CAMERON CORP .............................      11,141
     1,000       COSMO OIL CO LTD ................................           1
    95,426     * DENBURY RESOURCES, INC ..........................         698
 1,990,348       DEVON ENERGY CORP ...............................      76,927
 2,027,483       DIAMOND OFFSHORE DRILLING, INC ..................      61,635
    32,486     * DRIL-QUIP, INC ..................................         783
   152,496     * EEX CORP ........................................         281
   411,805       ENBRIDGE, INC ...................................      11,196
    29,400     * ENCORE ACQUISITION CO ...........................         391
   227,986       ENERGY DEVELOPMENTS LTD .........................         782
   117,605     * ENERGY PARTNERS LTD .............................         888
18,766,149     e ENI S.P.A .......................................     235,268
   947,511       ENSCO INTERNATIONAL, INC ........................      23,546
   559,780       EOG RESOURCES, INC ..............................      21,893
    86,985     * EVERGREEN RESOURCES, INC ........................       3,358
51,817,134       EXXON MOBIL CORP ................................   2,036,420
   150,632     * FOREST OIL CORP .................................       4,249
     2,188     * FOREST OIL CORP WTS 02/15/04 ....................          22

     2,188     * FOREST OIL CORP WTS 02/15/05 ....................          19
   174,406     e FORTUM OYJ ......................................         738
   140,674       FRONTIER OIL CORP ...............................       2,341
   263,688       GAS NATURAL SDG S.A .............................       4,391
    55,600       GETTY REALTY CORP ...............................       1,048
   340,241     * GLOBAL INDUSTRIES LTD ...........................       3,028
    21,415       GLOBALSANTAFE CORP ..............................         612
   544,462     * GRANT PRIDECO, INC ..............................       6,261
   835,175     * GREY WOLF, INC ..................................       2,480
    41,640     * GULF ISLAND FABRICATION, INC ....................         521
 2,300,906       HALLIBURTON CO ..................................      30,142
   423,325     * HANOVER COMPRESSOR CO ...........................      10,693
    94,422       HELLENIC PETROLEUM S.A ..........................         585
   271,230       HELMERICH & PAYNE, INC ..........................       9,054
    42,204       HOLLY CORP ......................................         812
 5,337,272       HONG KONG & CHINA GAS CO LTD ....................       6,536
    80,687     * HORIZON OFFSHORE, INC ...........................         608
    50,830     * HOUSTON EXPLORATION CO ..........................       1,707
   303,901       HUSKY ENERGY, INC ...............................       3,136
    65,351     * HYDRIL CO .......................................       1,152
   112,413       IHC CALAND NV ...................................       5,255
   362,788       IMPERIAL OIL LTD ................................      10,070
   244,619     * INPUT/OUTPUT, INC ...............................       2,008
   354,225     e ITALGAS S.P.A ...................................       3,324
   970,000     e JAPAN ENERGY CORP ...............................       1,088
        36       KANEB SERVICES LLC ..............................           1
   141,321    e* KCS ENERGY, INC .................................         441
   538,726       KERR-MCGEE CORP .................................      29,522
   514,927     * KEY ENERGY SERVICES, INC ........................       4,737
    74,131     * KEY PRODUCTION CO, INC ..........................       1,260
15,051,002       LATTICE GROUP PLC ...............................      34,172
    26,500       LUFKIN INDUSTRIES, INC ..........................         710
   160,432     * MAGNUM HUNTER RESOURCES, INC ....................       1,332
 1,800,014       MARATHON OIL CORP ...............................      54,000
   196,825     * MAVERICK TUBE CORP ..............................       2,549
    83,456     * MCMORAN EXPLORATION CO ..........................         483
   170,370     * MERIDIAN RESOURCE CORP ..........................         680
   116,732       MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ....       6,222
   287,104       MURPHY OIL CORP .................................      24,128
   671,078     * NABORS INDUSTRIES, INC ..........................      23,038
   433,174     * NATIONAL-OILWELL, INC ...........................       8,928
   202,862     * NEWFIELD EXPLORATION CO .........................       7,204
   125,306       NEXEN, INC ......................................       2,440
 1,795,047       NIPPON MITSUBISHI OIL CORP ......................       6,848
 1,262,158       NOBLE AFFILIATES, INC ...........................      44,542
   705,477     * NOBLE DRILLING CORP .............................      24,014
   151,374       NORSK HYDRO ASA .................................       6,346
    87,114       NOVA CHEMICALS CORP .............................       1,678
 1,358,816     * NOVUS PETROLEUM LTD .............................       1,245
    81,424     * NUEVO ENERGY CO .................................       1,221
 1,993,737       OCCIDENTAL PETROLEUM CORP .......................      52,894
   917,692       OCEAN ENERGY, INC ...............................      17,620
   126,628     * OCEANEERING INTERNATIONAL, INC ..................       2,801
    14,853       OMV AG ..........................................       1,245
 3,926,445       OSAKA GAS CO LTD ................................       9,377
    39,000     * OSCA, INC .......................................         813
   783,272     * PANCANADIAN ENERGY CORP .........................      20,265
   436,843     * PARKER DRILLING CO ..............................       1,612
    99,083       PATINA OIL & GAS CORP ...........................       2,725
   365,184     * PATTERSON-UTI ENERGY, INC .......................       8,512
    45,500     * PENN WEST PETROLEUM LTD .........................       1,009
   421,110       PENNZOIL-QUAKER STATE CO ........................       6,085
   543,122     * PETRO-CANADA (NON-RESIDENT) .....................      13,375
   101,261     e* PETROLEUM GEO-SERVICES ASA .....................         785
 2,040,382        PHILLIPS PETROLEUM CO ..........................     122,953

                       SEE NOTES TO FINANCIAL STATEMENTS

22 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
ENERGY--(CONTINUED)
   531,527     * PIONEER NATURAL RESOURCES CO .....................    $  10,237
   124,733     * PLAINS RESOURCES, INC ............................        3,070
   283,483       POGO PRODUCING CO ................................        7,447
   172,371     * PRECISION DRILLING CORP ..........................        4,434
   711,420     * PRIDE INTERNATIONAL, INC .........................       10,742
    51,288     * PRIMA ENERGY CORP ................................        1,116
    17,729     * PRIZE ENERGY CORP ................................          410
    77,859     * PURE RESOURCES, INC ..............................        1,565
    74,436    e* PYR ENERGY CORP ..................................          147
   258,756     * RANGE RESOURCES CORP .............................        1,177
    83,494     * REMINGTON OIL & GAS CORP .........................        1,444
   951,944       REPSOL YPF S.A ...................................       13,884
    68,800     * RIO ALTO EXPLORATION LTD .........................          806
   498,679     * ROWAN COS, INC ...................................        9,659
 4,055,048       ROYAL DUTCH PETROLEUM CO .........................      205,444
   242,436       RPC, INC .........................................        4,279
 2,506,529       SANTOS LTD .......................................        7,955
   157,963     * SEACOR SMIT, INC .................................        7,329
   105,093     * SEITEL, INC ......................................        1,429
        50     * SERVAL INTEGRATED ENERGY SERVICES (UNITS) ........            0
    70,495     e SHELL CANADA LTD (CLASS A) (U.S.) ................        2,020
22,319,153       SHELL TRANSPORT & TRADING CO PLC .................      153,321
   284,000       SHOWA SHELL SEKIYU KK ............................        1,508
    47,843       SMEDVIG AS (A SHS) ...............................          389
    24,345       SMEDVIG AS (B SHS) ...............................          167
   266,452     * SMITH INTERNATIONAL, INC .........................       14,287
 8,000,000     * SNAM RETE GAS ....................................       21,156
   104,008     * SPINNAKER EXPLORATION CO .........................        4,281
   145,757       ST. MARY LAND & EXPLORATION CO ...................        3,089
   448,776     * STATOIL ASA ......................................        3,077
   115,834     * STONE ENERGY CORP ................................        4,575
   758,242       SUNCOR ENERGY, INC ...............................       24,890
   416,940       SUNOCO, INC ......................................       15,569
   247,725     * SUPERIOR ENERGY SERVICES, INC ....................        2,143
   117,068     * SWIFT ENERGY CO ..................................        2,365
   224,839       TECHNIP-COFLEXIP S.A .............................       30,029
   114,176     e TEIKOKU OIL CO LTD ...............................          417
   192,524     * TESORO PETROLEUM CORP ............................        2,524
   303,069       TIDEWATER, INC ...................................       10,274
 6,498,311       TOKYO GAS CO LTD .................................       17,404
   178,459     * TOM BROWN, INC ...................................        4,820
   233,000     e TONENGENERAL SEKIYU KK ...........................        1,502
 2,733,659       TOTAL FINA ELF S.A ...............................      390,422
   163,377     * TOTAL FINA ELF S.A. (STRIP VVPR) .................            1
     2,025     * TOTAL FINA ELF S.A. WTS 08/05/03 .................           50
   945,351     e TRANSCANADA PIPELINES LTD ........................       11,767
   111,887     * TRANSMONTAIGNE, INC ..............................          610
        67     * TRANSTEXAS GAS CORP WTS 06/30/02 .................            0
   130,197     * TRICO MARINE SERVICES, INC .......................          983
   396,048     e ULTRAMAR DIAMOND SHAMROCK CORP ...................       19,596
   204,066     * UNIT CORP ........................................        2,632
    56,496     * UNIVERSAL COMPRESSION HOLDINGS, INC ..............        1,666
 1,305,266       UNOCAL CORP ......................................       47,081
   325,952     e VALERO ENERGY CORP ...............................       12,425
   627,587     * VARCO INTERNATIONAL, INC .........................        9,401
   166,150    e* VERITAS DGC, INC .................................        3,074
   265,197       VINTAGE PETROLEUM, INC ...........................        3,832
 1,429,139     * WEATHERFORD INTERNATIONAL, INC ...................       53,250
   188,471       WESTCOAST ENERGY, INC ............................        4,982
    68,600     * WESTERN OIL SANDS, INC (CLASS A) .................          820
   155,546     * WESTPORT RESOURCES CORP ..........................        2,699
   110,700     * W-H ENERGY SERVICES, INC .........................        2,109
 1,929,620       WOODSIDE PETROLEUM LTD ...........................       13,227

   107,509    * XANSER CORP .......................................          216
   629,386      XTO ENERGY, INC ...................................       11,014
                                                                       ---------
               TOTAL ENERGY                                            6,350,968
                                                                       ---------
 FINANCIAL SERVICES--19.69%
    65,645     1ST SOURCE CORP ....................................        1,359
   164,399     21ST CENTURY INSURANCE GROUP .......................        3,198
 3,103,354     3I GROUP PLC .......................................       38,820
   275,000     77 BANK LTD ........................................        1,215
   445,870     A.G. EDWARDS, INC ..................................       19,694
   768,758     ABBEY NATIONAL PLC .................................       10,965
 2,683,018     ABN AMRO HOLDING NV ................................       43,216
    67,200     ACADIA REALTY TRUST ................................          427
   444,865     ACOM CO LTD ........................................       32,416
    35,319     ADVANTA CORP (CLASS A) .............................          351
    97,897     ADVANTA CORP (CLASS B) .............................          891
 3,591,027   e AEGON NV ...........................................       97,202
    17,100     AEON CREDIT SERVICE CO LTD .........................          979
   119,211   * AFFILIATED MANAGERS GROUP, INC .....................        8,402
 2,798,903     AFLAC, INC .........................................       68,741
    72,000     AIFUL CORP .........................................        4,659
 2,970,000     AIOI INSURANCE CO LTD ..............................        4,872
    55,331     ALABAMA NATIONAL BANCORP ...........................        1,865
    77,798     ALEXANDRIA REAL ESTATE EQUITIES, INC ...............        3,197
   218,723     ALFA CORP ..........................................        4,908
   330,723     ALLEANZA ASSICURAZIONI .............................        3,637
    24,644   * ALLEGHANY CORP .....................................        4,743
   415,000     ALLGREEN PROPERTIES LTD ............................          231
   411,132     ALLIANZ AG. (REGD) .................................       97,192
   555,225     ALLIED CAPITAL CORP ................................       14,436
 1,558,402     ALLIED IRISH BANKS PLC .............................       18,038
   394,811     ALLMERICA FINANCIAL CORP ...........................       17,589
 4,310,906     ALLSTATE CORP ......................................      145,278
   520,551     ALPHA BANK S.A .....................................        9,279
   719,543     AMB PROPERTY CORP ..................................       18,708
   658,884     AMBAC FINANCIAL GROUP, INC .........................       38,123
   137,918     AMCORE FINANCIAL, INC ..............................        3,082
   165,642     AMERICAN CAPITAL STRATEGIES LTD ....................        4,696
 7,836,692     AMERICAN EXPRESS CO ................................      279,692
   229,962     AMERICAN FINANCIAL GROUP, INC ......................        5,646
   133,214     AMERICAN FINANCIAL HOLDINGS, INC ...................        3,385
17,622,177     AMERICAN INTERNATIONAL GROUP, INC ..................    1,399,201
    55,592     AMERICAN NATIONAL INSURANCE CO .....................        4,675
    56,905   * AMERICAN PHYSICIANS CAPITAL, INC ...................        1,238
   404,773   * AMERICREDIT CORP ...................................       12,771
   587,941  e* AMERITRADE HOLDINGS CORP (CLASS A) .................        3,481
   226,300     AMERUS GROUP CO ....................................        8,111
    73,897     AMLI RESIDENTIAL PROPERTIES TRUST ..................        1,864
   433,193     AMP DIVERSIFIED PROPERTY TRUST .....................          572
 2,979,191     AMP LTD ............................................       28,122
 2,093,792     AMSOUTH BANCORPORATION .............................       39,573
 1,532,678     AMVESCAP PLC .......................................       22,106
   236,934  b* ANC RENTAL CORP ....................................            7
   110,490     ANCHOR BANCORP WISCONSIN, INC ......................        1,960
   314,800     ANNALY MORTGAGE MANAGEMENT, INC ....................        5,037
   199,700     ANTHRACITE CAPITAL, INC ............................        2,195
 1,384,500     AON CORP ...........................................       49,177
   389,223     APARTMENT INVESTMENT & MANAGEMENT CO (CLASS A) .....       17,799
     3,200   * ARCH CAPITAL GROUP LTD .............................           82
   969,828     ARCHSTONE-SMITH TRUST ..............................       25,506
   336,500     ARDEN REALTY, INC ..................................        8,917
    77,385     AREA BANCSHARES CORP ...............................        1,507
   119,385     ARGONAUT GROUP, INC ................................        2,336
    31,883     ARROW FINANCIAL CORP ...............................          931
 1,584,943     ASAHI BANK LTD .....................................          992

                         SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 23

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 FINANCIAL SERVICES--(CONTINUED)
   422,000     * ASHIKAGA BANK LTD ................................   $     386
 4,250,194       ASSICURAZIONI GENERALI S.P.A .....................     118,072
   353,443       ASSOCIATED BANC-CORP .............................      12,473
    72,275       ASSOCIATED ESTATES REALTY CORP ...................         663
   620,142       ASTORIA FINANCIAL CORP ...........................      16,409
 5,011,800       AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD ......      45,690
   226,714       AUSTRALIAN STOCK EXCHANGE LTD ....................       1,311
   365,277       AVALONBAY COMMUNITIES, INC .......................      17,281
 1,942,580       AXA ..............................................      40,595
    31,300       BALDWIN & LYONS, INC (CLASS B) ...................         801
 3,571,475     e BANCA DI ROMA ....................................       7,076
   275,647     e BANCA FIDEURAM S.P.A .............................       2,206
   845,352     e BANCA MONTE DEI PASCHI SIENA .....................       2,108
20,437,902     e BANCA NAZIONALE DEL LAVORO S.P.A .................      41,400
   385,676     e BANCA POPOLARE DI MILANO .........................       1,346
    17,764       BANCFIRST CORP ...................................         616
    36,659       BANCFIRST OHIO CORP ..............................         885
 6,350,278       BANCO BILBAO VIZCAYA ARGENTARIA S.A ..............      78,595
12,570,093     * BANCO COMERCIAL PORTUGUES S.A. (REGD) ............      50,925
    92,674       BANCO ESPIRITO SANTO S.A. (REGD) .................       1,194
 7,992,817       BANCO SANTANDER CENTRAL HISPANO S.A ..............      66,969
   447,545       BANCORPSOUTH, INC ................................       7,429
    52,159       BANK MUTUAL CORP .................................         797
13,190,505       BANK OF AMERICA CORP .............................     830,342
 1,369,852       BANK OF EAST ASIA LTD ............................       2,951
   648,000     e BANK OF FUKUOKA LTD ..............................       2,195
    53,588       BANK OF GRANITE CORP .............................       1,059
 2,999,515       BANK OF IRELAND ..................................      28,390
 1,293,941     e BANK OF MONTREAL .................................      29,100
 4,071,363       BANK OF NEW YORK CO, INC .........................     166,112
 2,030,782     e BANK OF NOVA SCOTIA ..............................      62,286
   115,767       BANK OF PIRAEUS ..................................       1,029
 1,019,927     e BANK OF YOKOHAMA LTD .............................       3,556
 6,213,789       BANK ONE CORP ....................................     242,648
   183,950     * BANK UNITED CORP (CONTINGENT PAYMENT RTS) ........          18
   147,969       BANKATLANTIC BANCORP, INC (CLASS A) ..............       1,358
   861,817       BANKNORTH GROUP, INC .............................      19,408
    95,054     * BANKUNITED FINANCIAL CORP (CLASS A) ..............       1,412
    56,026       BANNER CORP ......................................         947
 2,793,227       BARCLAYS PLC .....................................      92,485
 5,092,719  a,f* BARING VOSTOK L.P. ...............................       5,093
   319,850     * BAY VIEW CAPITAL CORP ............................       2,345
   880,062       BAYERISCHE HYPO-UND VEREINSBANK AG ...............      26,760
 2,427,033       BB&T CORP ........................................      87,640
   462,796       BEAR STEARNS COS, INC ............................      27,138
    45,741     * BEAZER HOMES USA, INC ............................       3,347
    85,944       BEDFORD PROPERTY INVESTORS, INC ..................       1,934
   111,805       BERKLEY (W.R.) CORP ..............................       6,004
 1,357,455     e BIPOP-CARIRE S.P.A ...............................       2,248
    32,242     * BKF CAPITAL GROUP, INC ...........................         925
   267,300     * BLACKROCK, INC ...................................      11,146
 1,866,660       BNP PARIBAS GROUP ................................     167,038
    61,929     * BOK FINANCIAL CORP ...............................       1,951
    64,909       BOSTON PRIVATE FINANCIAL HOLDINGS, INC ...........       1,433
   416,253       BOSTON PROPERTIES, INC ...........................      15,818
    97,633       BOYKIN LODGING CO ................................         778
   391,046       BPI-SGPS S.A. (REGD) .............................         787
   137,439       BRANDYWINE REALTY TRUST ..........................       2,896
   247,830       BRE PROPERTIES, INC (CLASS A) ....................       7,673
   787,237       BRITISH LAND CO PLC ..............................       5,351
    81,342       BROOKFIELD PROPERTIES CORP .......................       1,413
    55,586       BROOKLINE BANCORP, INC ...........................         914
   227,410       BROWN & BROWN, INC ...............................       6,208
    49,575       BSB BANCORP, INC .................................       1,175

 1,010,971       BT OFFICE TRUST ..................................         802
   149,259     * BTG PLC ..........................................       1,634
   154,420       BURNHAM PACIFIC PROPERTIES, INC ..................         636
   135,593     * C.I. FUND MANAGEMENT, INC ........................       1,010
   193,126       CAMDEN PROPERTY TRUST ............................       7,088
   290,671       CANADA LIFE FINANCIAL CORP .......................       8,063
   994,513     e CANADIAN IMPERIAL BANK OF COMMERCE ...............      34,172
 1,415,716     * CANARY WHARF GROUP PLC ...........................       9,184
    98,496       CAPITAL AUTOMOTIVE REIT ..........................       1,959
    21,300       CAPITAL CITY BANK GROUP, INC .....................         516
 1,230,202       CAPITAL ONE FINANCIAL CORP .......................      66,369
   766,587       CAPITALAND LTD ...................................         776
   137,083       CAPITOL FEDERAL FINANCIAL ........................       2,857
    43,300       CAPITOL TRANSAMERICA CORP ........................         712
    43,975       CAPSTEAD MORTGAGE CORP ...........................       1,033
   347,442       CARRAMERICA REALTY CORP ..........................      10,458
   132,999       CASH AMERICA INTERNATIONAL, INC ..................       1,130
   576,780     * CATELLUS DEVELOPMENT CORP ........................      10,613
    43,449       CATHAY BANCORP, INC ..............................       2,783
   114,262       CBL & ASSOCIATES PROPERTIES, INC .................       3,599
    47,032       CCBT FINANCIAL COS, INC ..........................       1,110
    61,581     * CCC INFORMATION SERVICES GROUP, INC ..............         381
   113,992       CENTENNIAL BANCORP ...............................         841
   122,225       CENTERPOINT PROPERTIES CORP ......................       6,087
    29,964     * CENTRAL COAST BANCORP ............................         659
    87,287       CFS BANCORP, INC .................................       1,253
 5,582,489       CGNU PLC .........................................      68,654
 5,776,055       CHARLES SCHWAB CORP ..............................      89,356
   174,712       CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO .........       2,839
 2,458,123       CHARTER ONE FINANCIAL, INC .......................      66,738
   106,141       CHATEAU COMMUNITIES, INC .........................       3,174
    81,428       CHELSEA PROPERTY GROUP, INC ......................       3,998
   114,817       CHEMICAL FINANCIAL CORP ..........................       3,463
 2,197,242       CHEUNG KONG HOLDINGS LTD .........................      22,824
   800,540       CHIBA BANK LTD ...................................       2,614
   164,493       CHITTENDEN CORP ..................................       4,540
   335,129     * CHOICEPOINT, INC .................................      16,988
 1,749,880       CHUBB CORP .......................................     120,742
   507,300     e CHUO MITSUI TRUST & BANKING CO LTD ...............         503
   727,609       CINCINNATI FINANCIAL CORP ........................      27,758
37,759,408       CITIGROUP, INC ...................................   1,906,095
   249,023       CITIZENS BANKING CORP ............................       8,188
    46,200     * CITIZENS, INC ....................................         584
    36,133       CITY BANK ........................................         866
   762,802       CITY DEVELOPMENTS LTD ............................       2,499
    76,848     * CITY HOLDING CO ..................................         925
   202,706       CITY NATIONAL CORP ...............................       9,497
   578,367     * CLARICA LIFE INSURANCE CO ........................      19,040
    50,533     * CLARK/BARDES, INC ................................       1,275
   166,975       CLOSE BROTHERS GROUP PLC .........................       1,956
   244,806     * CNA FINANCIAL CORP ...............................       7,141
    83,532       CNA SURETY CORP ..................................       1,295
    22,034       COASTAL BANCORP, INC .............................         637
    35,558       COBIZ, INC .......................................         480
   614,971       COLONIAL BANCGROUP, INC ..........................       8,665
   366,043       COLONIAL FIRST STATE PROPERTY TRUST GROUP ........         407
    78,990       COLONIAL PROPERTIES TRUST ........................       2,461
    71,767     * COLUMBIA BANKING SYSTEM, INC .....................         937
   618,992    b* COMDISCO, INC ...................................          322
 2,742,693       COMERICA, INC ....................................     157,156
   299,110       COMMERCE BANCORP, INC ............................      11,767
   353,651       COMMERCE BANCSHARES, INC .........................      13,789
   136,093       COMMERCE GROUP, INC ..............................       5,129
   248,057       COMMERCIAL BANK OF GREECE ........................       8,194
   261,608       COMMERCIAL FEDERAL CORP ..........................       6,148

                       SEE NOTES TO FINANCIAL STATEMENTS

24  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
FINANCIAL SERVICES--(CONTINUED)
   172,056     COMMERCIAL NET LEASE REALTY, INC ...................    $   2,237
    40,415     COMMONWEALTH BANCORP, INC ..........................          895
 4,046,629   * COMMONWEALTH BANK OF AUSTRALIA .....................       62,020
    57,100     COMMUNITY BANK SYSTEM, INC .........................        1,496
    34,338     COMMUNITY BANKS, INC ...............................          927
   197,206     COMMUNITY FIRST BANKSHARES, INC ....................        5,066
    40,691     COMMUNITY TRUST BANCORP, INC .......................          966
   679,417     COMPASS BANCSHARES, INC ............................       19,228
    60,623  e* COMPUCREDIT CORP ...................................          713
    62,914     CONNECTICUT BANCSHARES, INC ........................        1,626
 1,600,840  e* CONSECO, INC .......................................        7,140
   246,442     CORNERSTONE REALTY INCOME TRUST, INC ...............        2,797
   117,465     CORPORACION MAPFRE S.A .............................          681
    37,100     CORPORATE OFFICE PROPERTIES TRUST ..................          440
   129,951   * CORRECTIONS CORP OF AMERICA ........................        2,412
    49,836     CORUS BANKSHARES, INC ..............................        2,263
   699,698     COUNTRYWIDE CREDIT INDUSTRIES, INC .................       28,667
   192,947     COUSINS PROPERTIES, INC ............................        4,700
    30,300     CPB, INC ...........................................          891
   233,306     CRAWFORD & CO (CLASS A) ............................        2,039
    21,911     CRAWFORD & CO (CLASS B) ............................          257
    71,108   * CREDIT ACCEPTANCE CORP .............................          633
 2,520,566     CREDIT LYONNAIS S.A ................................       84,162
   174,701     CREDIT SAISON CO LTD ...............................        3,399
 4,050,684     CREDIT SUISSE GROUP ................................      172,733
    30,200  e* CREDITRUST ESCROW ..................................            0
   523,311     CRESCENT REAL ESTATE EQUITIES CO ...................        9,477
    28,910   * CRESECENT OPERATING, INC ...........................            1
    69,898   * CRESTLINE CAPITAL CORP .............................        2,171
   100,975     CROWN AMERICAN REALTY TRUST ........................          788
   124,771   * CSK AUTO CORP ......................................        1,241
   276,897     CULLEN/FROST BANKERS, INC ..........................        8,551
    15,508     CURTISS-WRIGHT CORP (CLASS B) ......................          721
   113,546     CVB FINANCIAL CORP .................................        2,657
   280,000     DAH SING FINANCIAL HOLDINGS LTD ....................        1,325
   735,000     DAIBIRU CORP .......................................        3,858
       138   * DAIKYO, INC ........................................            0
 1,411,875  e* DAIWA BANK HOLDINGS, INC ...........................          883
 1,958,877     DAIWA SECURITIES GROUP, INC ........................       10,298
 1,148,833   e DANSKE BANK AS .....................................       18,435
 2,606,880     DBS GROUP HOLDINGS LTD .............................       19,483
    66,739     DELPHI FINANCIAL GROUP, INC (CLASS A) ..............        2,222
   581,486     DEUTSCHE BANK AG. (REGD) ...........................       41,058
    54,807     DEUTSCHE BOERSE AG .................................        2,172
 1,006,209     DEUTSCHE OFFICE TRUST ..............................          685
   412,021     DEVELOPERS DIVERSIFIED REALTY CORP .................        7,870
 3,564,830     DEXIA ..............................................       51,344
   330,000     DIAMOND LEASE CO LTD ...............................        3,928
   490,087     DIME BANCORP, INC ..................................       17,682
   661,500   * DIME BANCORP, INC (LITIGATION TRACKING WTS) ........           99
    71,824     DIME COMMUNITY BANCSHARES ..........................        2,015
 1,813,810   e DNB HOLDING ASA ....................................        8,170
   205,076     DORAL FINANCIAL CORP ...............................        6,400
   109,117     DOWNEY FINANCIAL CORP ..............................        4,501
   146,248     DROTT AB (B SHS) ...................................        1,506
 1,071,506     DUKE REALTY CORP ...................................       26,070
 1,566,547   * E* TRADE GROUP, INC ................................       16,057
   125,972     EAST WEST BANCORP, INC .............................        3,244
   248,893   * EASTERN EUROPEAN TRUST PLC .........................        2,237
    92,727     EASTGROUP PROPERTIES, INC ..........................        2,139
   312,350     EATON VANCE CORP ...................................       11,104
   136,630     EFG EUROBANK ERGASIAS S.A ..........................        1,900
    59,081   * ELECTRO RENT CORP ..................................          762

    79,358     ENTERTAINMENT PROPERTIES TRUST .....................        1,536
 2,882,780     EQUITY OFFICE PROPERTIES TRUST .....................       86,714
     1,700     EQUITY ONE, INC ....................................           23
 1,585,196     EQUITY RESIDENTIAL PROPERTIES TRUST ................       45,511
   105,102     ERIE INDEMNITY CO (CLASS A) ........................        4,045
    24,404     ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG .....        1,297
    76,150     ESSEX PROPERTY TRUST, INC ..........................        3,763
    59,024     F & M BANCORP ......................................        1,502
    12,046     FAIRFAX FINANCIAL HOLDINGS LTD .....................        1,238
 8,913,547     FANNIE MAE .........................................      708,627
    24,523     FARMERS CAPITAL BANK CORP ..........................          899
    67,914     FBL FINANCIAL GROUP, INC (CLASS A) .................        1,133
    44,797   * FEDERAL AGRICULTURAL MORTGAGE CORP (CLASS C) .......        1,814
   195,070     FEDERAL REALTY INVESTMENT TRUST ....................        4,487
   606,863     FEDERATED INVESTORS, INC (CLASS B) .................       19,347
    76,749     FIDELITY BANKSHARES, INC ...........................        1,226
   496,909     FIDELITY NATIONAL FINANCIAL, INC ...................       12,323
 3,336,996     FIFTH THIRD BANCORP ................................      204,658
    57,913   * FINANCIAL FEDERAL CORP .............................        1,810
    43,974     FINANCIAL INSTITUTIONS, INC ........................        1,029
   277,387  e* FINOVA GROUP, INC ..................................          169
   374,537     FIRST AMERICAN CORP ................................        7,019
   113,844     FIRST BANCORP (PUERTO RICO) ........................        3,245
    33,462     FIRST BANCORP NORTH CAROLINA .......................          755
     4,711   * FIRST BANKS AMERICA, INC ...........................          148
    16,906     FIRST BUSEY CORP ...................................          363
   168,877     FIRST CHARTER CORP .................................        2,856
    31,818     FIRST CITIZENS BANCSHARES, INC (CLASS A) ...........        3,110
   321,426     FIRST COMMONWEALTH FINANCIAL CORP ..................        3,703
    43,140     FIRST COMMUNITY BANCSHARES .........................        1,271
    32,303     FIRST ESSEX BANCORP, INC ...........................          910
    78,822     FIRST FEDERAL CAPITAL CORP .........................        1,238
   189,028     FIRST FINANCIAL BANCORP ............................        3,336
    54,146     FIRST FINANCIAL BANKSHARES, INC ....................        1,630
    32,017     FIRST FINANCIAL CORP (INDIANA) .....................        1,404
    70,198     FIRST FINANCIAL HOLDINGS, INC ......................        1,697
     2,485   * FIRST HUNGARY FUND LTD .............................        3,990
    52,085     FIRST INDIANA CORP .................................        1,141
    54,736     FIRST MERCHANTS CORP ...............................        1,315
   263,867     FIRST MIDWEST BANCORP, INC .........................        7,702
    45,511     FIRST NIAGARA FINANCIAL GROUP, INC .................          766
 1,598,400   * FIRST NIS REGIONAL FUND ............................        9,191
    69,600     FIRST PLACE FINANCIAL CORP .........................        1,096
    59,278   * FIRST REPUBLIC BANK ................................        1,432
   137,501     FIRST SENTINEL BANCORP, INC ........................        1,722
   737,234     FIRST TENNESSEE NATIONAL CORP ......................       26,732
   255,911     FIRST VIRGINIA BANKS, INC ..........................       12,990
    92,755   * FIRSTFED FINANCIAL CORP ............................        2,377
   419,555     FIRSTMERIT CORP ....................................       11,366
    35,045     FLAGSTAR BANCORP, INC ..............................          705
12,145,647     FLEETBOSTON FINANCIAL CORP .........................      443,316
    53,278     FLUSHING FINANCIAL CORP ............................          948
   134,362     FNB CORP ...........................................        3,540
 3,551,224   e FORTIS .............................................       92,173
   440,000     FORTIS NPV .........................................       11,401
   462,027   * FORTIS (STRIP VVPR) ................................            4
   916,155     FRANKLIN RESOURCES, INC ............................       32,313
 3,732,159     FREDDIE MAC ........................................      244,083
   338,065     FREMONT GENERAL CORP ...............................        2,644
   134,163   * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC ..............          696
11,760,000   * FRIENDS PROVIDENT PLC ..............................       34,231
    89,336     FRONTIER FINANCIAL CORP ............................        2,337
   146,688   * FRONTLINE CAPITAL GROUP, INC .......................           16
 2,370,000     FUJI FIRE & MARINE INSURANCE CO LTD ................        3,653
   438,111     FULTON FINANCIAL CORP ..............................        9,564

                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 25

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
FINANCIAL SERVICES--(CONTINUED)
    28,615     * GABELLI ASSET MANAGEMENT, INC (CLASS A) ..........  $    1,236
   130,987       GABLES RESIDENTIAL TRUST .........................       3,877
   451,182       GALLAGHER (ARTHUR J.) & CO .......................      15,561
   990,465       GANDEL RETAIL TRUST ..............................         591
   185,263     * GARTNER, INC (CLASS A) ...........................       2,166
   240,938     * GARTNER, INC (CLASS B) ...........................       2,699
    44,383       GBC BANCORP ......................................       1,309
   355,754       GENERAL GROWTH PROPERTIES, INC ...................      13,803
 2,758,191       GENERAL PROPERTY TRUST ...........................       3,996
    24,878       GERMAN AMERICAN BANCORP ..........................         403
   374,251     e GJENSIDIGE NOR SPAREBANK .........................      11,349
    65,615       GLACIER BANCORP, INC .............................       1,366
   115,234       GLENBOROUGH REALTY TRUST, INC ....................       2,236
   143,986       GLIMCHER REALTY TRUST ............................       2,711
   171,031       GOLD BANC CORP, INC ..............................       1,216
   421,775       GOLDEN STATE BANCORP, INC ........................      11,029
     1,900     * GOLDEN STATE BANCORP, INC (LITIGATION TRACKING
                  WTS 12/31/60) ...................................           2
   781,995       GOLDEN WEST FINANCIAL CORP .......................      46,020
 1,153,512       GOLDMAN SACHS GROUP, INC .........................     106,988
    31,116       GREAT AMERICAN FINANCIAL RESOURCES, INC ..........         583
    67,252       GREAT LAKES REIT, INC ............................       1,076
   311,221       GREAT PORTLAND ESTATES PLC .......................       1,112
    32,630       GREAT SOUTHERN BANCORP, INC ......................         995
   262,757       GREATER BAY BANCORP ..............................       7,510
   108,340       GREEN PROPERTY PLC ...............................         608
   564,055       GREENPOINT FINANCIAL CORP ........................      20,165
   414,000       GUNMA BANK LTD ...................................       1,895
     3,000  b,f* HAFNIA HOLDING AS (REGD) (A SHS) ................            0
     2,490  b,f* HAFNIA HOLDING AS (REGD) (B SHS) ................            0
   422,234       HAMMERSON PLC ....................................       2,725
    47,051       HANCOCK HOLDING CO ...............................       2,025
 2,104,000       HANG LUNG PROPERTIES LTD .........................       2,172
   782,994       HANG SENG BANK LTD ...............................       8,610
   114,676       HARBOR FLORIDA BANCSHARES, INC ...................       1,949
   158,738       HARLEYSVILLE GROUP, INC ..........................       3,792
    94,020       HARLEYSVILLE NATIONAL CORP .......................       2,214
 1,270,632       HARTFORD FINANCIAL SERVICES GROUP, INC ...........      79,834
 5,176,563       HBOS PLC .........................................      59,970
   269,255       HCC INSURANCE HOLDINGS, INC ......................       7,418
   306,616       HEALTH CARE PROPERTY INVESTORS, INC ..............      11,103
   174,065       HEALTH CARE REIT, INC ............................       4,238
   218,844       HEALTHCARE REALTY TRUST, INC .....................       6,128
   799,118       HENDERSON LAND DEVELOPMENT CO LTD ................       3,607
 1,828,850       HIBERNIA CORP (CLASS A) ..........................      32,535
   290,629       HIGHWOODS PROPERTIES, INC ........................       7,542
    75,198       HILB, ROGAL & HAMILTON CO ........................       4,215
   702,800       HITACHI CAPITAL CORP .............................      10,564
   624,331    e* HOKURIKU BANK LTD ...............................          681
    99,081       HOME PROPERTIES OF NEW YORK, INC .................       3,131
 1,733,000       HONG KONG EXCHANGES & CLEARING LTD ...............       2,634
   305,459       HOOPER HOLMES, INC ...............................       2,734
   214,164       HORACE MANN EDUCATORS CORP .......................       4,545
   365,100       HOSPITALITY PROPERTIES TRUST .....................      10,770
 1,353,560     * HOST MARRIOTT CORP ...............................      12,182
   202,500       HOTEL PROPERTIES LTD .............................         140
 2,638,693       HOUSEHOLD INTERNATIONAL, INC .....................     152,886
   712,455       HRPT PROPERTIES TRUST ............................       6,170
 4,316,755     * HSBC HOLDINGS PLC (HONG KONG) ....................      50,514
21,240,845       HSBC HOLDINGS PLC (UNITED KINGDOM) ...............     249,166
   219,438       HUDSON CITY BANCORP, INC .........................       5,782
    82,915       HUDSON RIVER BANCORP, INC ........................       1,816
   251,403       HUDSON UNITED BANCORP ............................       7,215
 1,463,706       HUNTINGTON BANCSHARES, INC .......................      25,161

   621,189       HYSAN DEVELOPMENT CO LTD .........................         625
    32,342       IBERIABANK CORP ..................................         897
    27,401     * IMPERIAL CREDIT INDUSTRIES WTS ...................           0
   313,583       INDEPENDENCE COMMUNITY BANK CORP .................       7,137
    69,579       INDEPENDENT BANK CORP (MASSACHUSETTS) ............       1,495
    65,310       INDEPENDENT BANK CORP (MICHIGAN) .................       1,816
 2,790,000       INDEPENDENT INSURANCE GROUP PLC ..................           0
   327,424     * INDYMAC BANCORP, INC .............................       7,655
 1,880,966       ING GROEP NV .....................................      47,967
   127,400       INNKEEPERS U.S.A. TRUST ..........................       1,249
   102,571     * INSIGNIA FINANCIAL GROUP, INC ....................       1,108
   195,580     * INSTINET GROUP, INC ..............................       1,966
    55,063     * INSURANCE AUTO AUCTIONS, INC .....................         799
    92,510       INTEGRA BANK CORP ................................       1,937
    89,923       INTERNATIONAL BANCSHARES CORP ....................       3,790
26,843,836     e INTESABCI S.P.A ..................................      67,164
 2,238,913     e INTESABCI S.P.A. (RNC) ...........................       4,007
   507,403     * INTESABCI S.P.A. PUT WTS 11/15/02 ................       1,604
   908,420     * INTESABCI S.P.A. WTS 05/31/02 ....................         307
   280,361     * INVESTMENT TECHNOLOGY GROUP, INC .................      10,954
   284,463       INVESTORS FINANCIAL SERVICES CORP ................      18,834
   108,896     * INVESTORS GROUP, INC .............................       1,740
    80,830       INVESTORS REAL ESTATE TRUST ......................         760
   187,046       IRISH LIFE & PERMANENT PLC .......................       1,899
   109,042       IRISH LIFE & PERMANENT PLC (UNITED KINGDOM) ......       1,115
   168,318       IRT PROPERTY CO ..................................       1,784
    53,725     e IRWIN FINANCIAL CORP .............................         913
   510,066       ISTAR FINANCIAL, INC .............................      12,726
   130,466     * ITT EDUCATIONAL SERVICES, INC ....................       4,810
   188,448       JDN REALTY CORP ..................................       2,324
   123,801       JEFFERIES GROUP, INC (NEW) .......................       5,238
   808,193       JEFFERSON-PILOT CORP .............................      37,395
 1,605,698       JOHN HANCOCK FINANCIAL SERVICES, INC .............      66,315
    53,161       JOHN NUVEEN CO (CLASS A) .........................       2,843
   164,244     * JONES LANG LASALLE, INC ..........................       2,965
   629,034       JOYO BANK LTD ....................................       1,742
12,466,318       JP MORGAN CHASE & CO .............................     453,151
    60,040       JP REALTY, INC ...................................       1,428
    35,461       KANSAS CITY LIFE INSURANCE CO ....................       1,316
   626,960       KBC BANCASSURANCE HOLDING NV .....................      21,046
   196,000       KEPPEL LAND LTD ..................................         183
 2,274,046       KEYCORP ..........................................      55,350
    34,800       KEYSTONE PROPERTY TRUST ..........................         456
   137,583       KILROY REALTY CORP ...............................       3,614
   469,395       KIMCO REALTY CORP ................................      15,345
   461,220     * KNIGHT TRADING GROUP, INC ........................       5,083
   143,838       KOGER EQUITY, INC ................................       2,345
    89,043       KRAMONT REALTY TRUST .............................       1,300
   692,065     * LA QUINTA CORP (PAIRED) ..........................       3,972
   229,745     * LABRANCHE & CO, INC ..............................       7,917
    49,008       LAKELAND BANCORP, INC ............................         799
   780,105       LAND SECURITIES PLC ..............................       8,896
   105,851       LANDAMERICA FINANCIAL GROUP, INC .................       3,038
 7,275,889       LEGAL & GENERAL GROUP PLC ........................      16,837
   452,058       LEGG MASON, INC ..................................      22,594
 3,036,947       LEHMAN BROTHERS HOLDINGS, INC ....................     202,868
 1,801,533       LEND LEASE CORP LTD ..............................      12,035
   198,388       LEUCADIA NATIONAL CORP ...........................       5,727
    96,544       LEXINGTON CORPORATE PROPERTIES TRUST .............       1,496
    90,005       LIBERTY CORP .....................................       3,704
 1,087,814       LINCOLN NATIONAL CORP ............................      52,835
21,792,639       LLOYDS TSB GROUP PLC .............................     236,609
   123,304       LNR PROPERTY CORP ................................       3,845
    94,405     * LOCAL FINANCIAL CORP .............................       1,321

                       SEE NOTES TO FINANCIAL STATEMENTS

26 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
FINANCIAL SERVICES--(CONTINUED)
  441,059     M & T BANK CORP ....................................     $  32,131
  166,399     MACERICH CO ........................................         4,426
  253,700     MACK-CALI REALTY CORP ..............................         7,870
  446,299     MACQUARIE BANK LTD .................................         8,556
3,429,519     MACQUARIE INFRASTRUCTURE GROUP .....................         6,144
   99,465     MAF BANCORP, INC ...................................         2,934
   54,045     MAIN STREET BANKS, INC .............................           886
  448,669     MAN GROUP PLC ......................................         7,784
   74,298     MANUFACTURED HOME COMMUNITIES, INC .................         2,319
2,180,699     MANULIFE FINANCIAL CORP ............................        56,830
   67,543   * MARKEL CORP ........................................        12,134
  355,192     MARSCHOLLEK LAUTENSCHLAEGER UND PARTNER ............        26,060
1,471,941     MARSH & MCLENNAN COS, INC ..........................       158,160
  562,714     MARSHALL & ILSLEY CORP .............................        35,609
1,583,300     MAX RE CAPITAL LTD .................................        24,794
   39,560   * MB FINANCIAL, INC ..................................         1,076
  864,849     MBIA, INC ..........................................        46,382
4,076,726     MBNA CORP ..........................................       143,501
   61,290     MEDALLION FINANCIAL CORP ...........................           484
   29,000     MEDFORD BANCORP, INC ...............................           614
  731,528   e MEDIOBANCA S.P.A ...................................         8,194
  219,869   e MEDIOLANUM S.P.A ...................................         1,981
    5,391   * MEEMIC HOLDINGS, INC ...............................           118
5,414,032     MELLON FINANCIAL CORP ..............................       203,676
  938,154     MERCANTILE BANKSHARES CORP .........................        40,378
  139,038     MERCURY GENERAL CORP ...............................         6,070
  205,592     MERISTAR HOSPITALITY CORP ..........................         2,919
   17,405   * MERITAGE CORP ......................................           893
4,502,451     MERRILL LYNCH & CO, INC ............................       234,668
1,792,702     METLIFE, INC .......................................        56,793
  188,172     METRIS COS, INC ....................................         4,838
   75,922     METROVACESA S.A ....................................         1,048
    4,123   * MFN FINANCIAL CORP SERIES A WTS 03/23/02 ...........             0
    4,123   * MFN FINANCIAL CORP SERIES B WTS 03/23/03 ...........             2
    4,123   * MFN FINANCIAL CORP SERIES C WTS 03/23/04 ...........             0
  585,105     MGIC INVESTMENT CORP ...............................        36,113
   38,868     MICROFINANCIAL, INC ................................           398
   73,919     MID ATLANTIC REALTY TRUST ..........................         1,149
   75,784     MID-AMERICA APARTMENT COMMUNITIES, INC .............         1,993
   46,230     MIDAMERICA BANCORP .................................         1,530
   18,487     MIDLAND CO .........................................           810
  117,408     MID-STATE BANCSHARES ...............................         1,911
   19,200     MIDWEST BANC HOLDINGS, INC .........................           408
   96,591     MILLS CORP .........................................         2,558
  906,530     MIRVAC GROUP .......................................         1,796
   72,100     MISSION WEST PROPERTIES, INC .......................           917
   28,203     MISSISSIPPI VALLEY BANCSHARES, INC .................         1,106
1,192,448     MITSUBISHI ESTATE CO LTD ...........................         8,725
    8,699     MITSUBISHI TOKYO FINANCIAL .........................        58,343
1,586,198     MITSUI FUDOSAN CO LTD ..............................        12,103
4,936,524     MITSUI SUMITOMO INSURANCE CO .......................        23,165
    6,994     MIZUHO HOLDINGS, INC ...............................        14,248
  256,356     MONY GROUP, INC ....................................         8,862
6,374,109     MORGAN STANLEY DEAN WITTER & CO ....................       356,568
  299,749     MUENCHENER RUECKVER AG. (REGD) .....................        81,403
4,584,590     NATIONAL AUSTRALIA BANK LTD ........................        74,771
  575,469   e NATIONAL BANK OF CANADA ............................        10,707
  344,341     NATIONAL BANK OF GREECE S.A ........................         8,192
3,693,655     NATIONAL CITY CORP .................................       108,002
1,181,585     NATIONAL COMMERCE FINANCIAL CORP ...................        29,894
   89,314     NATIONAL HEALTH INVESTORS, INC .....................         1,322
   92,644     NATIONAL PENN BANCSHARES, INC ......................         2,038
   11,456   * NATIONAL WESTERN LIFE INSURANCE CO (CLASS A) .......         1,274

  128,404     NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) .......         5,324
  248,860     NATIONWIDE HEALTH PROPERTIES, INC ..................         4,651
   18,609     NBC CAPITAL CORP ...................................           571
  123,664     NBT BANCORP, INC ...................................         1,792
  137,710  e* NETBANK, INC .......................................         1,443
  292,376     NEUBERGER BERMAN, INC ..............................        12,835
   56,400   e NEW CENTURY FINANCIAL CORP .........................           763
  509,340     NEW PLAN EXCEL REALTY TRUST ........................         9,703
1,601,734     NEW WORLD DEVELOPMENT CO LTD .......................         1,397
  440,256     NEW YORK COMMUNITY BANCORP, INC ....................        10,069
  183,252  e* NEXTCARD, INC ......................................            95
1,405,000     NICHIDO FIRE & MARINE INS ..........................         6,775
2,093,694   * NIKKO CORDIAL CORP .................................         9,345
2,243,000     NIPPONKOA INSURANCE CO LTD .........................         8,523
  857,600   e NISSAN FIRE & MARINE INSURANCE CO LTD ..............         1,832
  633,000     NISSAY DOWA GENERAL INSURANCE CO LTD ...............         2,415
5,322,681     NOMURA HOLDINGS, INC ...............................        68,229
  876,656     NORDEA AB (FINLAND) ................................         4,630
3,498,968   e NORDEA AB (SWEDEN) .................................        18,513
1,127,020     NORTH FORK BANCORPORATION, INC .....................        36,053
2,505,021     NORTHERN TRUST CORP ................................       150,852
   50,135     NORTHWEST BANCORP, INC .............................           574
1,438,276     NRMA INSURANCE GROUP LTD ...........................         2,297
    7,400   * NYMAGIC, INC .......................................           119
   47,999     OCEANFIRST FINANCIAL CORP ..........................         1,160
  206,741   * OCWEN FINANCIAL CORP ...............................         1,753
  299,273   * OHIO CASUALTY CORP .................................         4,803
  321,027     OLD NATIONAL BANCORP ...............................         8,106
  638,549     OLD REPUBLIC INTERNATIONAL CORP ....................        17,886
   14,250     OLD SECOND BANCORP, INC ............................           562
   39,849     OMEGA FINANCIAL CORP ...............................         1,281
   52,470     ORIENTAL FINANCIAL GROUP, INC ......................           976
  185,604     ORIX CORP ..........................................        16,626
1,462,074     OVERSEA-CHINESE BANKING CORP LTD ...................         8,710
  143,499     PACIFIC CAPITAL BANCORP ............................         3,988
  570,262     PACIFIC CENTURY FINANCIAL CORP .....................        14,764
  111,829   * PACIFIC GULF PROPERTIES LIQUID TRUST ...............           198
   75,438     PACIFIC NORTHWEST BANCORP ..........................         1,543
  125,974     PAN PACIFIC RETAIL PROPERTIES, INC .................         3,618
   61,615     PARK NATIONAL CORP .................................         5,715
  586,000     PARKWAY HOLDINGS LTD ...............................           305
   46,820     PARKWAY PROPERTIES, INC ............................         1,554
   30,926     PENNFED FINANCIAL SERVICES, INC ....................           768
   65,773     PENNSYLVANIA REAL ESTATE INVESTMENT TRUST ..........         1,526
  138,650     PEOPLE'S BANK ......................................         2,948
   21,289     PEOPLES HOLDING CO .................................           788
  517,000  b* PEREGRINE INVESTMENT HOLDINGS LTD ..................             0
   64,538     PFF BANCORP, INC ...................................         1,781
   58,684   * PHILADELPHIA CONSOLIDATED HOLDING CORP .............         2,213
   48,530   * PICO HOLDINGS, INC .................................           607
   78,733     PMA CAPITAL CORP (CLASS A) .........................         1,520
  251,547     PMI GROUP, INC .....................................        16,856
1,539,722     PNC FINANCIAL SERVICES GROUP, INC ..................        86,532
   18,588   e POHJOLA GROUP INSURANCE CORP (B SHS) ...............           329
  734,491     POPULAR, INC .......................................        21,359
   36,382     PORT FINANCIAL CORP ................................           948
  202,578     POST PROPERTIES, INC ...............................         7,194
  496,528   e POWER FINANCIAL CORP ...............................        11,851
  171,918     PRENTISS PROPERTIES TRUST ..........................         4,719
  118,875     PRESIDENTIAL LIFE CORP .............................         2,444
   30,763     PRIME GROUP REALTY TRUST ...........................           284
  124,516   * PROASSURANCE CORP ..................................         2,189
  336,770     PROGRESSIVE CORP ...................................        50,280
  731,180     PROLOGIS TRUST .....................................        15,728
  197,687     PROMISE CO LTD .....................................        10,694

                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 27

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

    SHARES                                                          VALUE (000)
    ------                                                         ------------
 FINANCIAL SERVICES--(CONTINUED)
    82,081     PROMISTAR FINANCIAL CORP .........................     $    2,007
    29,526     PROSPERITY BANCSHARES, INC .......................            797
   527,500     PROTECTIVE LIFE CORP .............................         15,261
    17,346     PROVIDENT BANCORP, INC ...........................            507
   135,769     PROVIDENT BANKSHARES CORP ........................          3,299
   162,409     PROVIDENT FINANCIAL GROUP, INC ...................          4,268
   256,982     PROVIDENT FINANCIAL PLC ..........................          2,412
 1,631,534   * PROVIDIAN FINANCIAL CORP .........................          5,792
   584,343   * PRUDENTIAL FINANCIAL, INC ........................         19,529
 2,796,256     PRUDENTIAL PLC ...................................         32,395
    57,086     PS BUSINESS PARKS, INC ...........................          1,798
   532,930     PUBLIC STORAGE, INC ..............................         17,800
   766,052     QBE INSURANCE GROUP LTD ..........................          3,012
    20,560   * QUAKER CITY BANCORP, INC .........................            614
    52,945     R & G FINANCIAL CORP (CLASS B) ...................            907
   458,367     RADIAN GROUP, INC ................................         19,687
   379,646   e RAS S.P.A ........................................          4,472
   203,705     RAYMOND JAMES FINANCIAL, INC .....................          7,236
   173,301     REALTY INCOME CORP ...............................          5,095
    35,182     RECKSON ASSOCIATES REALTY CORP ...................            822
   154,711     RECKSON ASSOCIATES REALTY CORP (CLASS B) .........          3,947
    34,985     REDWOOD TRUST, INC ...............................            848
   124,953     REGENCY CENTERS CORP .............................          3,467
 1,228,926     REGIONS FINANCIAL CORP ...........................         36,794
    92,337     REINSURANCE GROUP OF AMERICA, INC ................          3,073
   253,971     REPUBLIC BANCORP, INC ............................          3,517
    21,800     REPUBLIC BANCORP, INC (KENTUCKY) (CLASS A) .......            294
    23,133   * REPUBLIC BANCSHARES, INC .........................            301
    86,236     RESOURCE AMERICA, INC (CLASS A) ..................            805
   149,539     RFS HOTEL INVESTORS, INC .........................          1,702
    70,340     RIGGS NATIONAL CORP ..............................            983
    35,754     RLI CORP .........................................          1,609
   510,122     ROSLYN BANCORP, INC ..............................          8,927
   341,374     ROUSE CO .........................................          9,999
27,941,416     ROYAL & SUN ALLIANCE INSURANCE GROUP PLC .........        160,529
    11,400     ROYAL BANCSHARES OF PENNSYLVANIA (CLASS A) .......            230
 2,185,253   e ROYAL BANK OF CANADA .............................         70,953
    80,821   * ROYAL BANK OF CANADA (U.S.) ......................          2,632
 4,461,353     ROYAL BANK OF SCOTLAND GROUP PLC .................        108,564
   124,114     S & T BANCORP, INC ...............................          3,013
    26,630     S.Y. BANCORP, INC ................................            887
 6,361,860     SAFECO CORP ......................................        198,172
   620,287   * SAMPO OYJ (A SHS) ................................          4,860
    74,224     SANDY SPRING BANCORP, INC ........................          2,365
   865,505   e SANPAOLO IMI S.P.A ...............................          9,286
    43,492     SANTANDER BANCORP ................................            844
    48,519     SAUL CENTERS, INC ................................          1,036
   474,573     SCHRODERS PLC ....................................          5,836
    47,748     SCPIE HOLDINGS, INC ..............................          1,397
    16,700     SEACOAST BANKING CORP ............................            775
   138,190     SEACOAST FINANCIAL SERVICES CORP .................          2,370
    39,295     SECOND BANCORP, INC ..............................            849
   425,375   * SECURITY CAPITAL GROUP, INC (CLASS B) ............         10,792
   374,685     SEI INVESTMENTS CO ...............................         16,902
   140,677     SELECTIVE INSURANCE GROUP, INC ...................          3,057
   116,296     SENIOR HOUSING PROPERTIES TRUST ..................          1,618
   608,168     SHIZUOKA BANK LTD ................................          4,603
   146,832     SHOHKOH FUND & CO LTD ............................         11,652
   228,975   * SILICON VALLEY BANCSHARES ........................          6,121
    36,024     SIMMONS FIRST NATIONAL CORP (CLASS A) ............          1,158
   889,521     SIMON PROPERTY GROUP, INC ........................         26,090
   692,000     SINGAPORE EXCHANGE LTD ...........................            465
   136,000     SINGAPORE LAND LTD ...............................            252
 1,865,808     SINO LAND CO LTD .................................            742

   894,869   e SKANDIA FORSAKRINGS AB ...........................          6,484
   524,576   e SKANDINAVISKA ENSKILDA BANKEN (A SHS) ............          4,776
   440,857     SKY FINANCIAL GROUP, INC .........................          8,967
   137,129     SL GREEN REALTY CORP .............................          4,211
   603,247     SLOUGH ESTATES PLC ...............................          2,910
   401,351     SOCIETE GENERALE (A SHS) .........................         22,460
   366,027   * SOUNDVIEW TECHNOLOGY GROUP, INC ..................            853
   223,131     SOUTH FINANCIAL GROUP, INC .......................          3,961
 1,841,502     SOUTHTRUST CORP ..................................         45,430
   135,279   * SOUTHWEST BANCORP OF TEXAS, INC ..................          4,095
 1,392,598     SOVEREIGN BANCORP, INC ...........................         17,045
    67,229     SOVRAN SELF STORAGE, INC .........................          2,094
    35,761     ST. FRANCIS CAPITAL CORP .........................            827
 1,109,973     ST. PAUL COS, INC ................................         48,806
   164,826     STANCORP FINANCIAL GROUP, INC ....................          7,788
 1,147,785     STARWOOD HOTELS & RESORTS WORLDWIDE, INC .........         34,261
    62,124     STATE AUTO FINANCIAL CORP ........................          1,009
 1,743,354     STATE STREET CORP ................................         91,090
   293,620     STATEN ISLAND BANCORP, INC .......................          4,789
    46,098     STERLING BANCORP .................................          1,346
   184,145     STERLING BANCSHARES, INC .........................          2,305
    51,904     STERLING FINANCIAL CORP (PENNSYLVANIA) ...........          1,264
    65,482   * STEWART INFORMATION SERVICES CORP ................          1,293
 1,182,931     STILWELL FINANCIAL, INC ..........................         32,199
 1,110,129     STOCKLAND TRUST GROUP ............................          2,455
    82,030     STORAGE U.S.A., INC ..............................          3,453
   998,868     STOREBRAND ASA ...................................          5,791
    20,318     STUDENT LOAN CORP ................................          1,638
    29,442     SUFFOLK BANCORP ..................................          1,606
   677,300     SUMISHO LEASE CO LTD .............................          9,447
 3,389,990     SUMITOMO MITSUI BANKING CORP .....................         14,356
 1,940,000     SUMITOMO REALTY & DEVELOPMENT CO LTD .............          8,881
 1,719,809     SUMITOMO TRUST & BANKING CO LTD ..................          6,981
   135,085     SUMMIT PROPERTIES, INC ...........................          3,380
    78,096     SUN COMMUNITIES, INC .............................          2,909
 1,864,429     SUN HUNG KAI PROPERTIES LTD ......................         15,063
 1,073,486     SUN LIFE FINANCIAL SERVICES OF CANADA, INC .......         22,831
 1,059,586     SUNCORP-METWAY LTD ...............................          7,610
 1,335,580     SUNTRUST BANKS, INC ..............................         83,741
   202,000     SURUGA BANK LTD ..................................            951
   207,010     SUSQUEHANNA BANCSHARES, INC ......................          4,316
   975,792   e SVENSKA HANDELSBANKEN AB (A SHS) .................         14,326
   259,721   e SVENSKA HANDELSBANKEN AB (B SHS) .................          3,615
   753,166     SWISS REINSURANCE CO (REGD) ......................         75,757
    73,687   e SWS GROUP, INC ...................................          1,920
 1,318,119     SYNOVUS FINANCIAL CORP ...........................         33,019
   136,090   * SYNTROLEUM CORP ..................................            966
   572,007     T ROWE PRICE GROUP, INC ..........................         19,866
   408,129     TAKEFUJI CORP ....................................         29,521
   167,255     TAUBMAN CENTERS, INC .............................          2,484
   441,927     TCF FINANCIAL CORP ...............................         21,204
    73,999     TEXAS REGIONAL BANCSHARES, INC (CLASS A) .........          2,801
   171,822     THORNBURG MORTGAGE, INC ..........................          3,385
     9,254     TK DEVELOPMENT AS ................................            195
 2,976,170     TOKIO MARINE & FIRE INSURANCE CO LTD .............         21,755
    31,703     TOMPKINS TRUSTCO, INC ............................          1,276
    26,218   * TOPDANMARK AS ....................................            612
 1,112,592     TORCHMARK CORP ...................................         43,758
    97,842     TOWER LTD ........................................            201
    78,635     TOWN & COUNTRY TRUST .............................          1,643
   117,722   * TRAMMELL CROW CO .................................          1,377
   110,462     TRANSATLANTIC HOLDINGS, INC ......................         10,052
    38,569   * TRIAD GUARANTY, INC ..............................          1,399
   278,942     TRIZECHAHN CORP ..................................          4,412
    20,096     TROY FINANCIAL CORP ..............................            498

                       SEE NOTES TO FINANCIAL STATEMENTS

28 COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
FINANCIAL SERVICES--(CONTINUED)
     97,126     TRUST CO OF NEW JERSEY .........................     $     2,448
    381,082     TRUSTCO BANK CORP NY ...........................           4,790
    241,126     TRUSTMARK CORP .................................           5,842
 17,138,275     U.S. BANCORP ...................................         358,704
    100,272     U.S. RESTAURANT PROPERTIES, INC ................           1,462
     26,171     U.S.B. HOLDING CO, INC .........................             441
    114,000   * UBS AG. (REGD) .................................           5,700
  2,854,854     UBS AG. (REGD) .................................         144,092
    103,168     UCBH HOLDINGS, INC .............................           2,934
        400   * U-CYBER TECHNOLOGY HOLDINGS LTD ................               0
      2,283   e UFJ HOLDINGS, INC ..............................           5,034
    208,712   * UICI ...........................................           2,818
     94,779     UMB FINANCIAL CORP .............................           3,791
     81,955     UMPQUA HOLDINGS CORP ...........................           1,106
     39,689     UNB CORP/OHIO ..................................             736
     59,820     UNIBAIL ........................................           3,039
  4,406,858   e UNICREDITO ITALIANO S.P.A ......................          17,697
    897,147     UNION PLANTERS CORP ............................          40,488
    365,879     UNIONBANCAL CORP ...............................          13,903
    219,478     UNITED BANKSHARES, INC .........................           6,334
    159,370     UNITED COMMUNITY FINANCIAL CORP ................           1,147
    545,080     UNITED DOMINION REALTY TRUST, INC ..............           7,849
     29,214     UNITED FIRE & CASUALTY CO ......................             836
     76,447     UNITED NATIONAL BANCORP ........................           1,835
  1,805,861     UNITED OVERSEAS BANK LTD .......................          12,420
    298,000     UNITED OVERSEAS LAND LTD .......................             273
    227,320   * UNITED RENTALS, INC ............................           5,160
    458,216  e* UNITEDGLOBALCOM, INC (CLASS A) .................           2,291
    246,186     UNITRIN, INC ...................................           9,729
    226,459   * UNIVERSAL AMERICAN FINANCIAL CORP ..............           1,538
     59,549     UNIVERSAL HEALTH REALTY INCOME TRUST ...........           1,399
  1,148,827     UNUMPROVIDENT CORP .............................          30,455
    996,985     USA EDUCATION, INC .............................          83,767
    180,579     VALLEHERMOSO S.A ...............................           1,124
    413,821     VALLEY NATIONAL BANCORP ........................          13,635
      8,215     VALUE LINE, INC ................................             398
    172,543     VESTA INSURANCE GROUP, INC .....................           1,380
    426,055     VORNADO REALTY TRUST ...........................          17,724
    143,296     W HOLDING CO, INC ..............................           2,321
  7,301,653     WACHOVIA CORP ..................................         228,980
    592,345     WADDELL & REED FINANCIAL, INC (CLASS A) ........          19,074
    327,599     WASHINGTON FEDERAL, INC ........................           8,446
  5,147,841     WASHINGTON MUTUAL, INC .........................         168,334
    205,691     WASHINGTON REAL ESTATE INVESTMENT TRUST ........           5,120
     48,000     WASHINGTON TRUST BANCORP, INC ..................             912
    181,540     WAYPOINT FINANCIAL CORP ........................           2,738
    267,379  e* WCM BETEILIGUNGS & GRUNDBESITZ AG ..............           2,857
    283,805     WEBSTER FINANCIAL CORP .........................           8,948
    150,501     WEINGARTEN REALTY INVESTORS ....................           7,224
 12,137,695     WELLS FARGO & CO ...............................         527,389
    106,300     WESBANCO, INC ..................................           2,246
      7,718     WESCO FINANCIAL CORP ...........................           2,431
     74,990     WEST COAST BANCORP .............................           1,044
    176,858     WESTAMERICA BANCORP ............................           6,998
     52,237     WESTCORP .......................................             975
    814,983     WESTFIELD HOLDINGS LTD .........................           7,031
     33,511   * WESTFIELD TRUST (NEW) ..........................              58
  2,983,424     WESTFIELD TRUST (UNITS) ........................           5,290
  6,004,698     WESTPAC BANKING CORP ...........................          48,428
     53,127   * WFS FINANCIAL, INC .............................           1,276
    145,828     WHITNEY HOLDING CORP ...........................           6,395
    152,451     WILMINGTON TRUST CORP ..........................           9,652
     90,000     WING HANG BANK LTD .............................             289
          2     WING LUNG BANK LTD .............................               0

    364,000     WING TAI HOLDINGS LTD ..........................             162
     64,467     WINSTON HOTELS, INC ............................             499
     39,560     WINTRUST FINANCIAL CORP ........................           1,209
     47,679   * WORLD ACCEPTANCE CORP ..........................             348
     45,923     WSFS FINANCIAL CORP ............................             797
    832,037   * WYNDHAM INTERNATIONAL, INC (CLASS A) ...........             466
    250,000     XL CAPITAL LTD (CLASS A) .......................          22,840
  1,793,000  b* YAMAICHI SECURITIES CO LTD .....................              27
    696,793     YASUDA FIRE & MARINE INSURANCE CO LTD ..........           3,987
     41,099     ZENITH NATIONAL INSURANCE CORP .................           1,148
    493,979     ZIONS BANCORP ..................................          25,973
    112,579   e ZURICH FINANCIAL SERVICES AG ...................          26,411
                                                                     -----------
                TOTAL FINANCIAL SERVICES                              19,526,447
                                                                     -----------
HEALTH CARE--14.51%
     33,889   * 3 DIMENSIONAL PHARMACEUTICALS, INC .............             288
     52,060   * AAIPHARMA, INC .................................           1,310
 12,121,163     ABBOTT LABORATORIES ............................         675,755
    414,248   * ABGENIX, INC ...................................          13,935
     79,772  e* ABIOMED, INC ...................................           1,262
    140,088   * ACCREDO HEALTH, INC ............................           5,561
    175,149   * ACLARA BIOSCIENCES, INC ........................             888
    162,231   * ADOLOR CORP ....................................           2,912
     38,455   * ADVANCED NEUROMODULATION SYSTEMS, INC ..........           1,356
    363,873   * ADVANCED TISSUE SCIENCES, INC ..................           1,586
    489,998   * ADVANCE PCS ....................................          14,381
  6,282,918     AETNA, INC (NEW) ...............................         207,273
    208,838  e* AFFYMETRIX, INC ................................           7,884
     95,854   * AKSYS LTD ......................................             446
    109,744   * ALBANY MOLECULAR RESEARCH, INC .................           2,907
     82,287   * ALEXION PHARMACEUTICALS, INC ...................           2,011
     39,233  e* ALIGN TECHNOLOGY, INC ..........................             177
    340,646   * ALKERMES, INC ..................................           8,979
    704,641     ALLERGAN, INC ..................................          52,883
    152,971   * ALLSCRIPTS HEALTHCARE SOLUTIONS, INC ...........             496
     22,900   * ALPHA-BETA TECHNOLOGY, INC .....................               0
    157,983     ALPHARMA, INC (CLASS A) ........................           4,179
     83,586     ALTANA AG ......................................           4,160
     58,639   * AMERICAN HEALTHWAYS, INC .......................           1,873
  8,495,160     AMERICAN HOME PRODUCTS CORP ....................         521,263
    180,032   * AMERICAN MEDICAL SYSTEMS HOLDINGS, INC .........           3,725
    144,924   * AMERIPATH, INC .................................           4,675
    972,678     AMERISOURCEBERGEN CORP .........................          61,814
    926,396     AMERSHAM PLC ...................................           8,959
  9,559,018   * AMGEN, INC .....................................         539,511
    105,881   * AMSURG CORP ....................................           2,878
    315,430  e* AMYLIN PHARMACEUTICALS, INC ....................          2,883
    314,901   * ANDRX CORP .....................................          22,172
  1,727,325   * ANTHEM, INC ....................................          85,503
     72,421  e* ANTIGENICS, INC ................................           1,188
     75,124   * APHTON CORP ....................................           1,097
    564,056   * APOGENT TECHNOLOGIES, INC ......................          14,553
  1,687,608     APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ........          66,272
    358,800   * APPLERA CORP (CELERA GENOMICS GROUP) ...........           9,576
     88,229   * APPLIED MOLECULAR EVOLUTION ....................           1,086
    222,952   * APRIA HEALTHCARE GROUP, INC ....................           5,572
     95,720   * ARENA PHARMACEUTICALS, INC .....................           1,152
    137,206   * ARIAD PHARMACEUTICALS, INC .....................             731
    105,188   * ARQULE, INC ....................................           1,788
     80,844   * ARRAY BIOPHARMA, INC ...........................           1,201
     61,225     ARROW INTERNATIONAL, INC .......................           2,445
    104,207   * ARTHROCARE CORP ................................           1,868
     56,605   * ASPECT MEDICAL SYSTEMS, INC ....................             566
  1,513,879     ASTRAZENECA PLC ................................          69,418
  2,644,007     ASTRAZENECA PLC (UNITED KINGDOM) ...............         119,214
     98,672   * ATRIX LABORATORIES, INC ........................           2,034


                        SEE NOTES TO FINANCIAL STATEMENTS

                        2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND  29

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
    -----                                                          ------------
HEALTH CARE--(CONTINUED)
   118,100   * ATS MEDICAL, INC ...................................   $      626
   317,228   * AVANIR PHARMACEUTICALS (CLASS A) ...................        1,351
   312,832   * AVANT IMMUNOTHERAPEUTICS, INC ......................        1,254
 1,774,216     AVENTIS S.A ........................................      125,986
    78,307   * AVI BIOPHARMA, INC .................................          855
   107,686   * AVIGEN, INC ........................................        1,239
   148,832   * AVIRON .............................................        7,401
   548,000     BANYU PHARMACEUTICAL CO LTD ........................        8,154
   256,005     BARD (C.R.), INC ...................................       16,512
   132,618   * BARR LABORATORIES, INC .............................       10,525
   290,743     BAUSCH & LOMB, INC .................................       10,949
 3,568,712     BAXTER INTERNATIONAL, INC ..........................      191,390
    97,100   * BAXTER INTERNATIONAL, INC (CONTINGENT VALUE RTS) ...            3
17,199,208  f* BB BIOVENTURES L.P. ................................       30,112
   299,033     BECKMAN COULTER, INC ...............................       13,247
 1,783,889     BECTON DICKINSON & CO ..............................       59,136
   521,930   * BEVERLY ENTERPRISES, INC ...........................        4,489
   795,483   * BIOGEN, INC ........................................       45,621
   116,675  e* BIOMARIN PHARMACEUTICAL, INC .......................       1,568
 2,158,164     BIOMET, INC ........................................       66,687
    83,226  e* BIOPURE CORP .......................................       1,183
    45,464   * BIO-RAD LABORATORIES, INC (CLASS A) ................        2,878
    65,643   * BIOSITE, INC .......................................        1,206
    17,198   * BIOSPHERE MEDICAL, INC .............................          194
   306,053   * BIO-TECHNOLOGY GENERAL CORP ........................        2,519
   291,270   * BIOVAIL CORP .......................................       16,225
    46,006   * BONE CARE INTERNATIONAL, INC .......................          788
    41,380   * BORON, LEPORE & ASSOCIATES, INC ....................          571
 1,691,452   * BOSTON SCIENTIFIC CORP .............................       40,798
12,618,283     BRISTOL-MYERS SQUIBB CO ............................      643,532
    75,543  e* BRITESMILE, INC ....................................          378
   241,543   * BRUKER DALTONICS, INC ..............................        3,949
   113,204  e* CALIPER TECHNOLOGIES CORP ..........................        1,767
 4,762,596     CARDINAL HEALTH, INC ...............................      307,949
   156,961  e* CARDIODYNAMICS INTERNATIONAL CORP ..................       1,038
 1,212,174   * CAREMARK RX, INC ...................................       19,771
   404,247   * CELGENE CORP .......................................       12,904
   188,215   * CELL GENESYS, INC ..................................        4,374
   132,020   e* CELL PATHWAYS, INC ................................          919
   182,222   * CELL THERAPEUTICS, INC .............................        4,399
   236,584   * CELLTECH GROUP PLC .................................        3,009
   243,900   * CEPHALON, INC ......................................       18,435
   133,681   * CERNER CORP ........................................        6,675
    60,305   * CERUS CORP .........................................        2,759
   223,826   * CHARLES RIVER LABORATORIES INTERNATIONAL, INC ......        7,494
   467,646   * CHIRON CORP ........................................       20,502
   476,000   e CHUGAI PHARMACEUTICAL CO LTD .......................        5,517
   774,709     CIGNA CORP .........................................       71,777
    78,910   * CIMA LABS, INC .....................................        2,853
    86,518   * CIPHERGEN BIOSYSTEMS, INC ..........................          692
    28,673   * CLOSURE MEDICAL CORP ...............................          670
    32,200   * COBALT CORP ........................................          205
    72,247     COCHLEAR LTD .......................................        1,683
   153,966   * COHERENT, INC ......................................        4,761
    14,746     COLOPLAST AS (CLASS B) .............................          971
   132,914   * COLUMBIA LABORATORIES, INC .........................          459
   236,700   * COMMUNITY HEALTH SYSTEMS ...........................        6,036
   356,030  e* COMPUTERIZED THERMAL IMAGING, INC ..................          552
    47,889   * CONCEPTUS, INC .....................................        1,130
   123,400   * CONMED CORP ........................................        2,463
   155,010   * CONNETICS CORP .....................................        1,845
    75,315     COOPER COS, INC ....................................        3,764
   280,457  e* COR THERAPEUTICS, INC ..............................        6,711
   229,751   * CORIXA CORP ........................................        3,462

    32,331   * CORVEL CORP ........................................        1,059
   316,265   * COVANCE, INC .......................................        7,179
   356,438   * COVENTRY HEALTH CARE, INC ..........................        7,111
         8  b* CPX CORP ..........................................            1
    81,235   * CRYOLIFE, INC ......................................        2,437
   300,206     CSL LTD ............................................        7,913
   143,999   * CUBIST PHARMACEUTICALS, INC ........................        5,178
   219,089   * CURAGEN CORP .......................................        4,901
   176,251   * CURIS, INC .........................................          989
   106,817   * CV THERAPEUTICS, INC ...............................        5,557
   105,073   * CYBERONICS, INC ....................................        2,788
   156,878   * CYGNUS, INC ........................................          824
   418,484   * CYTOGEN CORP .......................................        1,260
   620,423   * CYTYC CORP .........................................       16,193
   316,850     DAIICHI PHARMACEUTICAL CO LTD ......................        6,165
    63,129     DATASCOPE CORP .....................................        2,141
   457,468   * DAVITA, INC ........................................       11,185
   159,208   * DECODE GENETICS, INC ...............................        1,560
    61,419   * DELTAGEN, INC ......................................          565
    81,827   * DENDREON CORP ......................................          824
   156,238   * DENDRITE INTERNATIONAL, INC ........................        2,192
   248,724     DENTSPLY INTERNATIONAL, INC ........................       12,486
   118,276     DIAGNOSTIC PRODUCTS CORP ...........................        5,198
    47,440   * DIANON SYSTEMS, INC ................................        2,884
    56,292   * DIGENE CORP ........................................        1,661
   130,013   * DIVERSA CORP .......................................        1,840
   900,000     DR. REDDY'S LABORATORIES LTD .......................       17,209
   104,352   * DURECT CORP ........................................        1,209
    76,161   * DUSA PHARMACEUTICALS, INC ..........................          613
    59,441   * DVI, INC ...........................................        1,022
   105,580   * DYAX CORP ..........................................        1,158
    20,538  e* DYNACQ INTERNATIONAL, INC ..........................          457
   238,440   * ECLIPSYS CORP ......................................        3,994
   107,853  e* EDEN BIOSCIENCE CORP ...............................          547
   323,552   * EDWARDS LIFESCIENCES CORP ..........................        8,940
   238,583     EISAI CO LTD .......................................        5,935
    88,134   * ELAN CORP PLC ......................................        4,081
   258,947  e* ELAN CORP PLC (SPON ADR) ...........................       11,668
    85,712   * EMISPHERE TECHNOLOGIES, INC ........................        2,735
    98,025   * ENDO PHARMACEUTICALS HOLDINGS, INC .................        1,144
    75,000   * ENDO PHARMACEUTICALS HOLDINGS, INC
                 WTS 12/31/02 .....................................           59
    64,117   * ENDOCARE, INC ......................................        1,150
    85,060  e* ENTREMED, INC ......................................          719
   119,292  e* ENZO BIOCHEM, INC ..................................        2,803
   228,489   * ENZON, INC .........................................       12,859
   109,022   * ESPERION THERAPEUTICS, INC .........................          801
    21,379   * EXACT SCIENCES CORP ................................          219
   182,922   * EXELIXIS, INC ......................................        3,040
   424,800   * EXPRESS SCRIPTS, INC ...............................       19,864
    49,390   * E-Z-EM, INC (CLASS A) ..............................          286
        25     FAES FARMA S.A .....................................            0
   473,435   * FIRST HEALTH GROUP CORP ............................       11,713
    54,969   * FIRST HORIZON PHARMACEUTICAL .......................        1,616
   288,830   * FISHER SCIENTIFIC INTERNATIONAL, INC ...............        8,434
   951,825   * FOREST LABORATORIES, INC ...........................       78,002
    60,690     FRESENIUS MEDICAL CARE AG ..........................        3,756
   184,951   e FUJISAWA PHARMACEUTICAL CO LTD .....................        4,262
   349,133     GAMBRO AB (A SHS) ..................................        2,180
    79,072     GAMBRO AB (B SHS) ..................................          498
    30,740   e GEHE AG ............................................        1,191
    99,512   * GENAISSANCE PHARMACEUTICALS ........................          463
   153,513   * GENE LOGIC, INC ....................................        2,892
   213,169   * GENELABS TECHNOLOGIES ..............................          394
    51,300   * GENENCOR INTERNATIONAL, INC ........................          819

                       SEE NOTES TO FINANCIAL STATEMENTS

30 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
HEALTH CARE--(CONTINUED)
 1,177,650     *  GENENTECH, INC .................................    $   63,888
 1,400,000    f*  GENESOFT SERIES C FINANCING ....................         7,000
   500,000    f*  GENESOFT SERIES D FINANCING ....................         2,000
   115,941    e*  GENOME THERAPEUTICS CORP .......................           790
    63,144     *  GENSTAR THERAPEUTICS CORP ......................           156
   122,851    e*  GENTA, INC .....................................         1,748
   190,193     *  GENZYME CORP (BIOSURGERY DIVISION) .............         1,010
 1,620,955     *  GENZYME CORP (GENERAL DIVISION) ................        97,030
    82,707     *  GENZYME CORP (MOLECULAR ONCOLOGY DIVISION) .....           662
   107,840    e*  GERON CORP .....................................           938
   513,622     *  GILEAD SCIENCES, INC ...........................        33,755
19,498,407        GLAXOSMITHKLINE PLC ............................       488,953
       500     *  GLIATECH, INC ..................................             0
 1,749,255     *  GUIDANT CORP ...................................        87,113
   578,916     *  GUILFORD PHARMACEUTICALS, INC ..................         6,947
   488,411     e  H. LUNDBECK AS .................................        12,575
   106,628     *  HAEMONETICS CORP ...............................         3,617
    35,257     *  HARVARD BIOSCIENCE, INC ........................           350
 2,759,219        HCA, INC .......................................       106,340
 4,811,382     *  HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) ....        88,529
   489,264     *  HEALTH NET, INC ................................        10,656
    65,533     *  HEALTHEXTRAS, INC ..............................           374
 2,351,841     *  HEALTHSOUTH CORP ...............................        34,854
   101,777     *  HEMISPHERX BIOPHARMA, INC ......................           458
   187,511     *  HENRY SCHEIN, INC ..............................         6,944
   242,951        HILLENBRAND INDUSTRIES, INC ....................        13,428
 1,133,920     *  HUMAN GENOME SCIENCES, INC .....................        38,236
   914,266     *  HUMANA, INC ....................................        10,779
    57,623    e*  HYSEQ, INC .....................................           445
   437,190        ICN PHARMACEUTICALS, INC .......................        14,646
   264,627     *  ICOS CORP ......................................        15,200
    31,305     *  ICU MEDICAL, INC ...............................         1,393
   930,778     *  IDEC PHARMACEUTICALS CORP ......................        64,159
   182,079     *  IDEXX LABORATORIES, INC ........................         5,191
    81,917     *  IDX SYSTEMS CORP ...............................         1,066
    66,761    e*  IGEN INTERNATIONAL, INC ........................         2,677
   167,338     *  ILEX ONCOLOGY, INC .............................         4,525
    96,812     *  ILLUMINA, INC ..................................         1,139
   185,446     *  I-MANY, INC ....................................         1,790
   327,756    e*  IMCLONE SYSTEMS, INC ...........................        15,228
   169,205    e*  IMMUNE RESPONSE CORP ...........................           227
 1,712,440     *  IMMUNEX CORP ...................................        47,452
   209,459     *  IMMUNOGEN, INC .................................         3,473
   202,461     *  IMMUNOMEDICS, INC ..............................         4,102
    84,472     *  IMPATH, INC ....................................         3,760
    89,886     *  IMPAX LABORATORIES, INC ........................         1,208
 1,581,337        IMS HEALTH, INC ................................        30,852
    81,865     *  INAMED CORP ....................................         2,462
   357,518     *  INCYTE GENOMICS, INC ...........................         6,950
   235,872     *  INHALE THERAPEUTIC SYSTEMS, INC ................         4,375
   183,521     *  INKINE PHARMACEUTICAL CO, INC ..................           286
   183,138     *  INSMED, INC ....................................           700
    89,516     *  INSPIRE PHARMACEUTICALS, INC ...................         1,261
    23,201     e  INSTRUMENTARIUM OYJ ............................           971
    62,619     *  INTEGRA LIFESCIENCES HOLDING ...................         1,649
   143,642     *  INTEGRATED SILICON SOLUTION, INC ...............         1,758
   151,285    e*  INTERMUNE, INC .................................         7,452
    30,000    f*  INTERNATIONAL HYDRON LIQUIDATING TRUST .........             1
   193,211     *  INTERNEURON PHARMACEUTICALS, INC ...............         2,143
   156,449     *  INTUITIVE SURGICAL, INC ........................         1,569
   112,284        INVACARE CORP ..................................         3,785
    16,023     *  INVERNESS MEDICAL INNOVATIONS, INC .............           292
   283,299     *  INVITROGEN CORP ................................        17,545
   218,696     *  ISIS PHARMACEUTICALS, INC ......................         4,853

    90,551     * I-STAT CORP .....................................           714
   833,203     * IVAX CORP .......................................        16,781
19,109,341       JOHNSON & JOHNSON ...............................     1,129,362
    67,000     e KAKEN PHARMACEUTICAL CO LTD .....................           365
    51,970     * KENDLE INTERNATIONAL, INC .......................         1,048
    71,082     * KERYX BIOPHARMACEUTICALS, INC ...................           519
   147,888     * KINDRED HEALTHCARE, INC .........................             1
 3,196,109     * KING PHARMACEUTICALS, INC .......................       134,652
   178,000       KOBAYASHI PHARMACEUTICAL CO LTD .................         6,180
    26,288     * KOS PHARMACEUTICALS, INC ........................           910
    75,859     * KOSAN BIOSCIENCES, INC ..........................           606
   121,628     * KV PHARMACEUTICAL CO (CLASS B) ..................         3,948
   321,334       KYOWA HAKKO KOGYO CO LTD ........................         1,525
   178,967     * LA JOLLA PHARMACEUTICAL CO ......................         1,600
   315,598     * LABORATORY CORP OF AMERICA HOLDINGS .............        25,516
    42,963       LANDAUER, INC ...................................         1,454
    70,108     * LARGE SCALE BIOLOGY CORP ........................           315
   175,485     * LEXICON GENETICS, INC ...........................         2,025
   204,768     * LIFEPOINT HOSPITALS, INC ........................         6,970
   219,063     * LIGAND PHARMACEUTICALS, INC (CLASS B) ...........         3,921
 5,440,233       LILLY (ELI) & CO ................................       427,276
   496,660     * LINCARE HOLDINGS, INC ...........................        14,229
    86,126    e* LUMINEX CORP ....................................         1,461
   194,464       LUXOTTICA GROUP S.P.A ...........................         3,191
   117,892    e* MACROCHEM CORP ..................................           360
   126,432     * MAGELLAN HEALTH SERVICES, INC ...................           803
   560,658     * MANOR CARE, INC .................................        13,293
 1,358,382    a* MARTEK BIOSCIENCES CORP .........................        29,545
   137,493     * MATRIX PHARMACEUTICALS, INC .....................           216
   122,085    e* MAXIM PHARMACEUTICALS, INC ......................           842
    67,191     * MAXIMUS, INC ....................................         2,826
   157,261     * MAXYGEN, INC ....................................         2,763
 1,530,159       MCKESSON CORP ...................................        57,228
   136,181       MDS, INC ........................................         1,612
   391,974     * MEDAREX, INC ....................................         7,040
    41,180    e* MED-DESIGN CORP .................................           811
   112,359    e* MEDICINES CO ....................................         1,302
   163,359     * MEDICIS PHARMACEUTICAL CORP (CLASS A) ...........        10,551
 1,334,274     * MEDIMMUNE, INC ..................................        61,844
    57,441     * MEDQUIST, INC ...................................         1,680
 9,751,400       MEDTRONIC, INC ..................................       499,369
   116,655       MENTOR CORP .....................................         3,332
14,848,506       MERCK & CO, INC .................................       873,092
   120,196       MERCK KGAA ......................................         4,399
   125,211     * MGI PHARMA, INC .................................         1,913
   256,212     * MID ATLANTIC MEDICAL SERVICES, INC ..............         5,816
 1,184,306     * MILLENNIUM PHARMACEUTICALS, INC .................        29,027
   254,749       MILLIPORE CORP ..................................        15,463
    79,137     * MIRAVANT MEDICAL TECHNOLOGIES ...................           761
    85,337     * MOLECULAR DEVICES CORP ..........................         1,781
14,323,716    f* MPM BIOVENTURES II-QP L.P. ......................        12,551
   672,007       MYLAN LABORATORIES, INC .........................        25,200
   126,429     * MYRIAD GENETICS, INC ............................         6,655
   195,160     * NABI ............................................         2,014
    82,528    e* NANOGEN, INC ....................................           476
   132,667    e* NAPRO BIOTHERAPEUTICS, INC ......................         1,512
    44,776     * NATIONAL HEALTHCARE CORP ........................           688
    63,363     * NEOPHARM, INC ...................................         1,587
    63,033     * NEOSE TECHNOLOGIES, INC .........................         2,308
    50,000    f* NETGENICS, INC STOCK OPTIONS 03/20/08 ...........            85
   127,425     * NEUROCRINE BIOSCIENCES, INC .....................         6,538
    68,738     * NEUROGEN CORP ...................................         1,202
   157,400    b* NEUROMEDICAL SYSTEMS, INC .......................             1
        75       NICHII GAKKAN CO ................................             3
   116,251       NOBEL BIOCARE AB ................................         4,849

                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 31

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
HEALTH CARE--(CONTINUED)
    37,341    * NORTH AMERICAN SCIENTIFIC ........................    $      500
 6,947,798      NOVARTIS AG. (REGD) ..............................       251,080
    76,385    * NOVAVAX, INC .....................................         1,077
   117,240    * NOVEN PHARMACEUTICALS, INC .......................         2,081
   695,478    e NOVO NORDISK AS (B SHS) ..........................        28,442
    81,060    * NOVOSTE CORP .....................................           708
   147,064    * NPS PHARMACEUTICALS, INC .........................         5,633
    92,787    * OCULAR SCIENCES, INC .............................         2,162
    14,093      OMEGA PHARMA S.A .................................           638
   441,196      OMNICARE, INC ....................................        10,977
   109,429    * ON ASSIGNMENT, INC ...............................         2,514
   279,000      ONO PHARMACEUTICAL CO LTD ........................         8,622
   102,664    * ONYX PHARMACEUTICALS, INC ........................           526
    34,443    * OPTION CARE, INC .................................           673
   132,501    * ORASURE TECHNOLOGIES, INC ........................         1,610
   193,403    * ORCHID BIOSCIENCES, INC ..........................         1,064
   166,729    * ORGANOGENESIS, INC ...............................           800
    35,278      ORION-YHTYMA (B SHS) .............................           631
   199,469    * ORTHODONTIC CENTERS OF AMERICA, INC ..............         6,084
   184,963    * OSI PHARMACEUTICALS, INC .........................         8,460
   188,726      OWENS & MINOR, INC ...............................         3,491
   495,272    * OXFORD HEALTH PLANS, INC .........................        14,927
   147,342   e* PACIFICARE HEALTH SYSTEMS, INC ...................         2,357
    84,772    * PAIN THERAPEUTICS, INC ...........................           777
   604,786      PALL CORP ........................................        14,551
        56   b* PARACELSUS HEALTHCARE CORP .......................             0
    94,162    * PARADIGM GENETICS, INC ...........................           537
   133,930    * PAREXEL INTERNATIONAL CORP .......................         1,922
   263,493    * PATTERSON DENTAL CO ..............................        10,785
    43,235    * PDI, INC .........................................           965
   112,612    * PEDIATRIX MEDICAL GROUP, INC .....................         3,820
   165,105    * PER SE TECHNOLOGIES, INC .........................         1,775
     1,307    * PER SE TECHNOLOGIES, INC WTS 07/08/03 ............             0
   534,333    * PEREGRINE PHARMACEUTICALS, INC ...................         1,833
43,422,386      PFIZER, INC ......................................     1,730,382
   206,482    * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC ..........         6,671
   100,008    * PHARMACEUTICAL RESOURCES, INC ....................         3,380
10,598,751      PHARMACIA CORP ...................................       452,037
   114,730    * PHARMACOPEIA, INC ................................         1,594
    85,378    * PHARMACYCLICS, INC ...............................           849
   302,315    * PHARMOS CORP .....................................           710
    31,000      PHONAK HOLDING AG. (REGD) ........................           710
    23,900   b* PHP HEALTHCARE CORP ..............................             0
     5,794   b* PHYSICIANS RESOURCE GROUP, INC ...................             0
    68,052   e* POLYMEDICA CORP ..................................         1,130
    93,206    * POSSIS MEDICAL, INC ..............................         1,624
   106,480    * POZEN, INC .......................................           559
   300,641    * PRAECIS PHARMACEUTICALS, INC .....................         1,750
   192,414    * PRIORITY HEALTHCARE CORP (CLASS A) ...............         6,771
     9,092    * PRIORITY HEALTHCARE CORP (CLASS B) ...............           320
    74,900    * PROCURENET, INC ..................................            11
    42,062    * PROGENICS PHARMACEUTICALS ........................           777
   471,662    * PROTEIN DESIGN LABS, INC .........................        15,471
   167,217    * PROVINCE HEALTHCARE CO ...........................         5,160
   402,177    * PSS WORLD MEDICAL, INC ...........................         3,282
   166,743    * QIAGEN NV ........................................         3,140
   255,535    * QLT, INC .........................................         6,483
   375,224    * QUEST DIAGNOSTICS, INC ...........................        26,907
   583,179    * QUINTILES TRANSNATIONAL CORP .....................         9,360
    67,101    * REGENERATION TECHNOLOGIES ........................           684
   145,818    * REGENERON PHARMACEUTICALS, INC ...................         4,106
    83,964    * REHABCARE GROUP, INC .............................         2,485
   262,011    * RENAL CARE GROUP, INC ............................         8,411
   170,340   e* RESMED, INC ......................................         9,185

   164,548    * RESPIRONICS, INC .................................         5,700
    55,969   e* RIBOZYME PHARMACEUTICALS, INC ....................           256
   141,557    * RIGEL PHARMACEUTICALS, INC .......................           658
    21,313    * RIGHTCHOICE MANAGED CARE, INC ....................         1,492
       904      ROCHE HOLDING AG. (BR) ...........................            74
 2,112,990      ROCHE HOLDING AG. (GENUSSCHEINE) .................       150,810
    50,061   e* SANGAMO BIOSCIENCES, INC .........................           468
    96,411    * SANGSTAT MEDICAL CORP ............................         1,894
 1,311,026      SANKYO CO LTD ....................................        22,457
 2,744,539      SANOFI-SYNTHELABO S.A ............................       204,785
   625,715      SCHERING AG ......................................        33,484
12,786,166      SCHERING-PLOUGH CORP .............................       457,866
   242,266    * SCIOS, INC .......................................         5,759
    13,948    * SEATTLE GENETICS, INC ............................            80
    47,457    * SELECT MEDICAL CORP ..............................           763
   415,979    * SEPRACOR, INC ....................................        23,736
   144,584    * SEQUENOM, INC ....................................         1,543
    98,660    * SEROLOGICALS CORP ................................         2,121
   173,293      SERONO S.A. (B SHS) ..............................       151,239
 1,024,000      SERONO S.A. ADR ..................................        22,723
 1,587,556    * SERVICE CORP INTERNATIONAL .......................         7,922
 1,507,199      SHIONOGI & CO LTD ................................        25,760
   296,968    * SICOR, INC .......................................         4,656
   127,120    * SIERRA HEALTH SERVICES, INC ......................         1,030
 2,711,505   f* SKYLINE VENTURE PARTNERS QUALIFIED II ............         2,279
    50,000    * SKYLINE VENTURE PARTNERS QUALIFIED III ...........            50
 1,513,681      SMITH & NEPHEW PLC ...............................         9,142
   121,574    * SOLA INTERNATIONAL, INC ..........................         2,359
   408,618      SONIC HEALTHCARE LTD .............................         1,673
    52,113    * SONOSITE, INC ....................................         1,339
    23,697    * SPECIALTY LABORATORIES, INC ......................           651
    10,197    * SRI/SURGICAL EXPRESS, INC ........................           163
   216,412      SSL INTERNATIONAL PLC ............................         1,709
   656,558    * ST. JUDE MEDICAL, INC ............................        50,982
    85,984    * STERICYCLE, INC ..................................         5,235
   351,727    * STERIS CORP ......................................         6,426
   543,748    * STEWART ENTERPRISES, INC (CLASS A) ...............         3,257
   770,612      STRYKER CORP .....................................        44,981
    22,602      SULZER MEDICA AG (REGD) ..........................           953
    93,959   e* SUNRISE ASSISTED LIVING, INC .....................         2,735
    94,219    * SUPERGEN, INC ....................................         1,349
    71,474    * SURMODICS, INC ...................................         2,606
    30,600      SUZUKEN CO LTD ...................................           483
   210,822    * SYBRON DENTAL SPECIALTIES, INC ...................         4,550
   105,213    * SYNCOR INTERNATIONAL CORP ........................         3,013
    14,426      SYNTHES-STRATEC, INC .............................        10,044
   203,254      TAISHO PHARMACEUTICAL CO LTD .....................         3,195
 2,026,094      TAKEDA CHEMICAL INDUSTRIES LTD ...................        91,674
   125,330    * TANOX, INC .......................................         2,319
   184,978    * TARGETED GENETICS CORP ...........................           501
    27,645      TECAN GROUP AG. (REGD) ...........................         1,832
   224,545    * TECHNE CORP ......................................         8,274
   106,749    * TELIK, INC .......................................         1,441
 2,843,438    * TENET HEALTHCARE CORP ............................       166,967
   252,544      TERUMO CORP ......................................         3,272
   133,800      TEVA PHARMACEUTICALS INDUSTRIES LTD (SPON ADR) ...         8,246
   240,544    * TEXAS BIOTECHNOLOGY CORP .........................         1,564
   153,716    * THERAGENICS CORP .................................         1,516
    39,108    * THIRD WAVE TECHNOLOGIES, INC .....................           287
   187,697    * THORATEC CORP ....................................         3,191
   135,811    * TITAN PHARMACEUTICALS, INC .......................         1,332
    62,752    * TRANSGENOMIC, INC ................................           690
   123,745    * TRANSKARYOTIC THERAPIES, INC .....................         5,296
   385,426    * TRIAD HOSPITALS, INC .............................        11,312
   190,779    * TRIANGLE PHARMACEUTICALS, INC ....................           765

                       SEE NOTES TO FINANCIAL STATEMENTS

32 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
HEALTH CARE--(CONTINUED)
    191,835   * TRIGON HEALTHCARE, INC ...........................  $    13,323
     93,762   * TRIMERIS, INC ....................................        4,216
    125,491   * TRIPATH IMAGING, INC .............................          945
    104,666   * TULARIK, INC .....................................        2,514
      6,303   * TWINLAB CORP .....................................            9
    520,195   * U.S. ONCOLOGY, INC ...............................        3,922
     21,328   * U.S. PHYSICAL THERAPY, INC .......................          345
     89,958     UCB S.A ..........................................        3,642
     82,741  e* UNITED THERAPEUTICS CORP .........................          861
  3,183,285     UNITEDHEALTH GROUP, INC ..........................      225,281
    632,177   * UNIVERSAL HEALTH SERVICES, INC (CLASS B) .........       27,045
     59,712   * UROLOGIX, INC ....................................        1,197
     31,594   * V.I. TECHNOLOGIES, INC ...........................          220
    165,386   * VALENTIS, INC ....................................          513
    179,491   * VARIAN MEDICAL SYSTEMS, INC ......................       12,791
    167,994   * VARIAN, INC ......................................        5,450
    277,152   * VASOMEDICAL, INC .................................        1,025
     45,387  e* VAXGEN, INC ......................................          526
     66,354   * VENTANA MEDICAL SYSTEMS, INC .....................        1,501
    318,230     VENTAS, INC ......................................        3,660
     86,255   * VENTIV HEALTH, INC ...............................          316
     79,783   * VERSICOR, INC ....................................        1,624
    398,762   * VERTEX PHARMACEUTICALS, INC ......................        9,806
    142,828   * VIASYS HEALTHCARE, INC ...........................        2,882
    111,655   * VICAL, INC .......................................        1,367
    193,456   * VIDAMED, INC .....................................        1,513
    141,970   * VION PHARMACEUTICALS, INC ........................          626
     96,026   * VIROPHARMA, INC ..................................        2,204
    264,408   * VISX, INC ........................................        3,503
     28,253     VITAL SIGNS, INC .................................          986
         75   * VITALWORKS, INC ..................................            0
    703,148   * WATERS CORP ......................................       27,247
    567,609   * WATSON PHARMACEUTICALS, INC ......................       17,817
     46,986   * WATSON WYATT & CO HOLDINGS .......................        1,024
  1,352,428   * WEBMD CORP .......................................        9,548
    375,145   * WELLPOINT HEALTH NETWORKS, INC ...................       43,836
     51,115   * WILLIAM DEMANT HOLDING ...........................        1,328
     77,853     X-RITE, INC ......................................          663
    581,399     YAMANOUCHI PHARMACEUTICAL CO LTD .................       15,349
    145,080     ZELTIA S.A .......................................        1,129
  1,102,528   * ZIMMER HOLDINGS, INC .............................       33,671
     47,035   * ZOLL MEDICAL CORP ................................        1,832
                                                                    -----------
                TOTAL HEALTH CARE                                    14,389,120
                                                                    -----------
OTHER--2.64%
     45,283   * 4KIDS ENTERTAINMENT, INC .........................          907
    100,561     ABM INDUSTRIES, INC ..............................        3,153
    108,372   * ACACIA RESEARCH CORP .............................        1,200
     37,295  e* ACTRADE FINANCIAL TECHNOLOGIES LTD ...............        1,098
    233,466     ACUITY BRANDS, INC ...............................        2,825
    157,734     ADECCO S.A. (REGD) ...............................        8,574
    117,883   * ADMINISTAFF, INC .................................        3,231
    102,434   * ADVO, INC ........................................        4,405
    831,272     AEGIS GROUP PLC ..................................        1,125
    219,007     ALEXANDER & BALDWIN, INC .........................        5,847
  2,774,152   e AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A. (A SHS) ..       16,006
     36,538     AMBASSADORS INTERNATIONAL, INC ...................          767
     31,923     AMER GROUP PLC ...................................          839
    200,257     AMEY PLC .........................................        1,087
    445,736     ASSA ABLOY AB (B SHS) ............................        6,416
    449,114     AUCKLAND INTERNATIONAL AIRPORT LTD ...............          677
  2,369,305     BAA PLC ..........................................       18,983
    134,832     BANTA CORP .......................................        3,980
     71,054   * BELL MICROPRODUCTS, INC ..........................          897
      3,670     BELLSYSTEM 24, INC ...............................        1,372

    316,232     BENESSE CORP .....................................        8,204
     96,853     BRADY CORP (CLASS A) .............................        3,545
    156,234   e BRASCAN CORP (CLASS A) ...........................        2,814
     58,735   * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ............        1,644
  1,900,045     CAPITA GROUP PLC .................................       13,557
    228,656   * CAREER EDUCATION CORP ............................        7,838
     63,095   * CDI CORP .........................................        1,199
 13,718,072   * CENDANT CORP .....................................      269,011
     94,383     CENTRAL PARKING CORP .............................        1,854
    413,943   * CENTURY BUSINESS SERVICES, INC ...................          952
      4,542   * CGI GROUP, INC ...................................           34
  1,140,336   * CGI GROUP, INC (CLASS A) .........................        8,751
  1,510,590     CHUBB PLC ........................................        3,781
    760,740     CINTAS CORP ......................................       36,516
     42,962   * CORINTHIAN COLLEGES, INC .........................        1,757
    185,112   * CORPORATE EXECUTIVE BOARD CO .....................        6,794
     66,306   * COSTAR GROUP, INC ................................        1,592
    283,062     CRANE CO .........................................        7,258
     35,495     CURTISS-WRIGHT CORP ..............................        1,695
     81,601   * DAISYTEK INTERNATIONAL CORP ......................        1,075
    123,603     DCC PLC ..........................................        1,326
    198,547     DE LA RUE PLC ....................................        1,303
  1,000,295     DEUTSCHE POST AG. (REGD) .........................       13,805
    327,643   * DEVRY, INC .......................................        9,321
  1,130,449     DOVER CORP .......................................       41,906
    451,517   * DUN & BRADSTREET CORP ............................       15,939
    136,432   * EDISON SCHOOLS, INC ..............................        2,681
    107,616   * EDUCATION MANAGEMENT CORP ........................        3,901
    622,834     ELECTROCOMPONENTS PLC ............................        4,859
     58,042   * ESCO TECHNOLOGIES, INC ...........................        2,002
    460,982  e* EXULT, INC .......................................        7,399
     39,200   * FAIRCHILD CORP (CLASS A) .........................          114
     94,368   * FIRST CONSULTING GROUP, INC ......................        1,477
    214,181     FIRST INDUSTRIAL REALTY TRUST, INC ...............        6,661
     11,262     FLUGHAFEN WIEN AG ................................          301
     67,269   * FORRESTER RESEARCH, INC ..........................        1,355
    916,666     FORTUNE BRANDS, INC ..............................       36,291
     12,900     FUJI SOFT ABC, INC ...............................          514
    103,741   * GENTIVA HEALTH SERVICES, INC .....................        2,277
    185,025   * GETTY IMAGES, INC ................................        4,252
     22,624   * GROUP 4 FALCK AS .................................        2,533
      1,925   * GROUPE BRUXELLES LAMBERT S.A. (STRP VVPR) ........            0
    145,992   * GTECH HOLDINGS CORP ..............................        6,612
  1,055,066     H & R BLOCK, INC .................................       47,161
    160,167     HAGEMEYER NV .....................................        2,995
    158,678     HARLAND (JOHN H.) CO .............................        3,507
    256,600     HAW PAR CORP LTD .................................          564
  1,821,819     HAYS PLC .........................................        5,515
    100,970   * HEIDRICK & STRUGGLES INTERNATIONAL, INC ..........        1,833
      7,100   e HITACHI SOFTWARE ENGINEERING CO LTD ..............          239
    319,592     HON INDUSTRIES, INC ..............................        8,837
  4,605,476     HONEYWELL INTERNATIONAL, INC .....................      155,757
     43,652  e* HOTEL RESERVATIONS NETWORK, INC (CLASS A) ........        2,008
    129,461   * HOTJOBS.COM LTD ..................................        1,345
  5,243,998     HUTCHISON WHAMPOA LTD ............................       50,605
     13,832   * ICT GROUP, INC ...................................          257
    152,105   * INFOUSA, INC .....................................        1,056
     76,966   * ISS AS ...........................................        3,788
  1,216,653     ITOCHU CORP ......................................        2,748
     25,000     ITOCHU TECHNO-SCIENCE CORP .......................        1,034
     81,108   * ITRON, INC .......................................        2,458
    476,674     ITT INDUSTRIES, INC ..............................       24,072
     83,585     KELLY SERVICES, INC (CLASS A) ....................        1,830
    613,900     KEPPEL CORP LTD ..................................          944
    910,538     KIDDE PLC ........................................          888

                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 33

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
OTHER--(CONTINUED)
    53,965    KOBENHAVNS LUFTHAVNE AS ..........................    $    3,496
   199,722  * KORN/FERRY INTERNATIONAL .........................         2,127
   201,593  * LABOR READY, INC .................................         1,030
   417,705    LIBERTY PROPERTY TRUST ...........................        12,468
   722,610    LOEWS CORP .......................................        40,018
    26,489    M.J. MAILLIS S.A .................................           124
    36,907  * MANAGEMENT NETWORK GROUP, INC ....................           255
   535,927    MANPOWER, INC ....................................        18,066
   990,734 e* MARUBENI CORP ...................................            597
   162,642    MATTHEWS INTERNATIONAL CORP (CLASS A) ............         3,998
    32,617    MCGRATH RENTCORP .................................         1,224
    50,000    MEFOS LTD ........................................           397
    32,600    MEITEC CORP ......................................           796
    52,965  * MEMBERWORKS, INC .................................           742
   373,541  * METROMEDIA INTERNATIONAL GROUP, INC ..............           303
 1,161,550    MITSUBISHI CORP ..................................         7,542
 1,291,286    MITSUI & CO LTD ..................................         6,394
 1,034,496    MOODY'S CORP .....................................        41,235
   500,318  * MPS GROUP, INC ...................................         3,572
   150,987  * MSC.SOFTWARE CORP ................................         2,355
   232,966    NATIONAL SERVICE INDUSTRIES, INC .................           471
   207,277  * NAVIGANT CONSULTING CO ...........................         1,140
   106,287  * NCO GROUP, INC ...................................         2,434
        57  e NET ONE SYSTEMS CO LTD ...........................           835
    65,643    NEW ENGLAND BUSINESS SERVICES, INC ...............         1,257
    44,175  * NEW HORIZONS WORLDWIDE, INC ......................           508
    90,481    NIPPON KANZAI CO LTD .............................         1,236
    15,200    NIPPON SYSTEM DEVELOPMENT CO LTD .................           605
   254,800  * NU-KOTE HOLDING, INC (CLASS A) ...................             0
     4,000    OBIC CO LTD ......................................           794
    74,403    OCE NV ...........................................           747
    97,578  * OFFSHORE LOGISTICS, INC ..........................         1,733
    58,405    OM AB ............................................           768
   505,923    ONEX CORP ........................................         7,115
    44,900  e ORACLE CORP (JAPAN) ..............................         2,741
    29,984  * OSTASIATISKE KOMPAGNI ............................           671
   990,421  * PACIFIC DUNLOP LTD ...............................           522
   292,043    PITTSTON BRINK'S GROUP ...........................         6,454
   449,031    POWER CORP OF CANADA .............................        10,959
    84,193 e* PREPAID LEGAL SERVICES, INC .....................          1,844
    74,154  * PROQUEST CO ......................................         2,515
   129,906 e* QUEBECOR, INC (CLASS B) .........................          1,575
   162,277  * R.H. DONNELLEY CORP ..............................         4,714
 3,413,391    RENTOKIL INITIAL PLC .............................        13,711
   139,868  * RENT-WAY, INC ....................................           838
    49,530  * RIGHT MANAGEMENT CONSULTANTS .....................           857
   887,461  * ROBERT HALF INTERNATIONAL, INC ...................        23,695
    80,702    ROLLINS, INC .....................................         1,614
    88,269  * SCHOOL SPECIALTY, INC ............................         2,020
   287,755    SECOM CO LTD .....................................        14,447
 1,033,648    SECURICOR PLC ....................................         1,768
   488,577    SECURITAS AB (B SHS) .............................         9,269
   653,317    SERCO GROUP PLC ..................................         3,471
 1,724,466    SERVICEMASTER CO .................................        23,798
     5,826    SGS SOCIETE GENERALE SURVEILLANCE HOLDINGS S.A ...           935
   228,140    e SOFTBANK CORP ..................................         3,690
25,996,000  * SOUTH CHINA INDUSTRIES LTD .......................           950
 1,035,904    SOUTHCORP LTD ....................................         4,004
   289,752  * SPHERION CORP ....................................         2,828
   208,452  * SPX CORP .........................................        28,537
    71,185    STANDARD REGISTER CO .............................         1,319
    59,373    STANDEX INTERNATIONAL CORP .......................         1,291
    40,720  * STARTEK, INC .....................................           772
    29,968    STRAYER EDUCATION, INC ...........................         1,460

   582,491    SUMITOMO CORP ....................................         2,671
   728,908    SUPERVALU, INC ...................................        16,123
 1,245,111    SWIRE PACIFIC LTD (A SHS) ........................         6,786
   135,836  * SYMYX TECHNOLOGIES, INC ..........................         2,885
 3,838,591    SYSCO CORP .......................................       100,648
    60,680    TALX CORP ........................................         1,516
    33,889  * TEJON RANCH CO ...................................           810
   180,857    TELEFLEX, INC ....................................         8,556
   186,723  * TELETECH HOLDINGS, INC ...........................         2,676
   572,869  * TERRA LYCOS S.A ..................................         4,693
   702,038  * TERREMARK WORLDWIDE, INC .........................           400
   642,206    TEXTRON, INC .....................................        26,626
    31,757    TIS, INC .........................................           758
   469,220  * TMP WORLDWIDE, INC ...............................        20,130
   858,950    TPG NV ...........................................        18,585
   117,281  * TRADESTATION GROUP, INC ..........................           183
    21,300    TRANS COSMOS, INC ................................           554
    59,183  * TRAVELOCITY.COM, INC .............................         1,699
12,289,633    TYCO INTERNATIONAL LTD ...........................       723,859
   418,511  * U.S. INDUSTRIES, INC .............................         1,071
    38,576    UNIFIRST CORP ....................................           870
    59,126  * UNIROYAL TECHNOLOGY CORP .........................           189
   172,528  * UNITED STATIONERS, INC ...........................         5,806
 5,066,457    UNITED TECHNOLOGIES CORP .........................       327,445
   345,377    VALSPAR CORP .....................................        13,677
   166,867    VEDIOR NV ........................................         2,001
     6,000 e* VENTRO CORP ......................................             2
   450,758    VIAD CORP ........................................        10,674
     3,400 e* WACKENHUT CORP (CLASS A) .........................            84
    61,702  * WACKENHUT CORP (CLASS B) .........................         1,175
    37,555  * WACKENHUT CORRECTIONS CORP .......................           520
   182,795    WALTER INDUSTRIES, INC ...........................         2,067
   706,562    WESFARMERS LTD ...................................        11,209
 2,841,394    WHARF HOLDINGS LTD ...............................         6,941
                                                                    ----------
              TOTAL OTHER                                            2,613,070
                                                                    ----------
PRODUCER DURABLES--5.23%
 1,314,813    ABB LTD ..........................................        12,671
   261,437  * ACTIVE POWER, INC ................................         1,778
   103,265    ADVANTEST CORP ...................................         5,846
   351,754    AGCO CORP ........................................         5,551
    44,588    AIXTRON AG .......................................         1,006
 1,047,031  * ALLIED WASTE INDUSTRIES, INC .....................        14,721
   266,467    ALSTOM ...........................................         2,963
   486,729    AMADA CO LTD .....................................         1,931
   185,495    AMANO CORP .......................................         1,111
    21,985  * AMERICAN ECOLOGY CORP ............................            38
    52,230    AMERICAN STATES WATER CO .........................         1,825
   446,419    AMERICAN WATER WORKS CO, INC .....................        18,638
   179,078    AMETEK, INC ......................................         5,711
    98,075    APPLIED INDUSTRIAL TECHNOLOGIES, INC .............         1,829
    85,596  * ASTEC INDUSTRIES, INC ............................         1,238
   209,871  e ATLAS COPCO AB (A SHS) ...........................         4,692
    92,658  e ATLAS COPCO AB (B SHS) ...........................         1,948
    29,898  * AUGUST TECHNOLOGY CORP ...........................           330
   125,665    BALDOR ELECTRIC CO ...............................         2,626
   430,453    BALFOUR BEATTY PLC ...............................         1,084
    10,400    BARCO (NEW) NV ...................................           365
   125,513  * BEACON POWER CORP ................................           163
         2  * BLOUNT INTERNATIONAL, INC ........................             0
    46,524    BOMBARDIER, INC (CLASS A) ........................           486
 3,687,668  * BOMBARDIER, INC (CLASS B) ........................        38,117
   116,655    BRIGGS & STRATTON CORP ...........................         4,981
   104,949  * BROOKS AUTOMATION, INC ...........................         4,268
     9,255    BWT AG ...........................................           202
     2,000  * C.P. POKPHAND CO LTD .............................             0

                       SEE NOTES TO FINANCIAL STATEMENTS

34 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - STOCK ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                          VALUE (000)
   ------                                                          -----------
PRODUCER DURABLES--(CONTINUED)
    72,814     CALIFORNIA WATER SERVICE GROUP ...................    $    1,875
   102,309   * CASELLA WASTE SYSTEMS, INC (CLASS A) .............         1,515
    74,139   * CATALYTICA ENERGY SYSTEMS, INC ...................           339
 1,842,813     CATERPILLAR, INC .................................        96,287
 1,055,000   * CHARTERED SEMICONDUCTOR MANUFACTURING LTD ........         2,800
    43,169     CIRCOR INTERNATIONAL, INC ........................           796
    34,290   * CLEAN HARBORS, INC ...............................           116
   115,191   * COINSTAR, INC ....................................         2,880
    61,612     CONECTIV (CLASS A) ...............................         1,256
    54,673   * CONSOLIDATED GRAPHICS, INC .......................         1,052
 1,676,938     COOPER INDUSTRIES, INC ...........................        58,559
   269,369   * COVANTA ENERGY CORP ..............................         1,218
   178,824     CUMMINS, INC .....................................         6,892
    82,268   * CUNO, INC ........................................         2,509
   137,000     DAIFUKU CO LTD ...................................           554
   188,163     DAIKIN INDUSTRIES LTD ............................         2,950
       193     DAISEKI CO LTD ...................................             3
   531,633     DANAHER CORP .....................................        32,063
 1,630,522     DEERE & CO .......................................        71,189
   232,528   * DYCOM INDUSTRIES, INC ............................         3,886
   488,366     EATON CORP .......................................        36,339
   253,000     EBARA CORP .......................................         1,525
 2,291,245     EMERSON ELECTRIC CO ..............................       130,830
    67,787  e* EMEX CORP ........................................           210
    89,400   * FANSTEEL, INC ....................................            12
   149,330     FANUC LTD ........................................         6,358
   240,508     FEDERAL SIGNAL CORP ..............................         5,356
     3,714     FISCHER (GEORG) LTD (REGD) .......................           704
   614,434     FKI PLC ..........................................         1,654
    54,400   * FLOW INTERNATIONAL CORP ..........................           673
   238,049   * FLOWSERVE CORP ...................................         6,334
    40,388     FLS INDUSTRIES AS (B SHS) ........................           341
    21,845     FRANKLIN ELECTRIC CO, INC ........................         1,791
   276,348  e* FUELCELL ENERGY, INC .............................         5,013
   917,000   * FUJI ELECTRIC CO LTD .............................         1,945
    39,700   * FUJI MACHINE MANUFACTURING CO LTD ................           518
 3,474,968     FUJITSU LTD ......................................        25,295
   336,000     FUTABA CORP ......................................         7,589
    78,055   * GARDNER DENVER, INC ..............................         1,742
   220,787     GATX CORP ........................................         7,180
71,228,232     GENERAL ELECTRIC CO ..............................     2,854,825
    73,505   * GENLYTE GROUP, INC ...............................         2,188
    40,200   * GLOBAL POWER EQUIPMENT GROUP, INC ................           605
    23,100     GORMAN-RUPP CO ...................................           620
   400,382     GRAINGER (W.W.), INC .............................        19,218
   107,934  e* H POWER CORP .....................................           337
   215,847     HARSCO CORP ......................................         7,404
   127,440   * HEADWATERS, INC ..................................         1,460
 5,646,994   * HITACHI LTD ......................................        41,364
   256,291     HUBBELL, INC (CLASS B) ...........................         7,530
   161,721     IDEX CORP ........................................         5,579
 1,245,476     ILLINOIS TOOL WORKS, INC .........................        84,344
   105,228   * IMAGISTICS INTERNATIONAL, INC ....................         1,300
   350,647     IMI PLC ..........................................         1,373
   843,714     INGERSOLL-RAND CO ................................        35,276
 2,399,727     INVENSYS PLC .....................................         4,165
    93,140   * IONICS, INC ......................................         2,797
 1,570,367   * ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO LTD ......         2,444
   225,871     JLG INDUSTRIES, INC ..............................         2,406
    60,969   * KADANT, INC ......................................           884
 2,326,185   * KAWASAKI HEAVY INDUSTRIES LTD ....................         2,130
   146,063     KAYDON CORP ......................................         3,313
    12,367     KCI KONECRANES INTERNATIONAL .....................           314
   164,374     KENNAMETAL, INC ..................................         6,619

 1,186,311     KOMATSU LTD ......................................         4,245
   120,000   e KOMORI CORP ......................................         1,354
   173,138     KONE OYJ (B SHS) .................................        12,795
 6,262,565     KONINKLIJKE PHILIPS ELECTRONICS NV ...............       186,133
   126,000     KOYO SEIKO CO LTD ................................           444
   896,218     KUBOTA CORP ......................................         2,352
   186,362     KURITA WATER INDUSTRIES LTD ......................         2,314
    38,032     LAWSON PRODUCTS, INC .............................           989
   174,317     LINCOLN ELECTRIC HOLDINGS, INC ...................         4,260
    60,506     LINDSAY MANUFACTURING CO .........................         1,171
   100,172   * LITTELFUSE, INC ..................................         2,629
    43,566   * LOGITECH INTERNATIONAL S.A. (REGD) ...............         1,594
   328,700     MABUCHI MOTOR CO LTD .............................        27,087
    39,059   * MAGNA ENTERTAINMENT CORP (CLASS A) ...............           273
     2,500   * MAGNA ENTERTAINMENT CORP (CLASS B) ...............            18
   241,348     MAGNA INTERNATIONAL, INC (CLASS A) ...............        15,286
   111,360   * MAGNETEK, INC ....................................         1,003
   181,000     MAKITA CORP ......................................           894
   134,409     MANITOWOC CO, INC ................................         4,180
    54,430   * MAXWELL TECHNOLOGIES, INC ........................           533
   112,881   * MECHANICAL TECHNOLOGY, INC .......................           309
   353,298     METSO OYJ ........................................         3,712
    85,758     MILACRON, INC ....................................         1,356
    46,384     MINE SAFETY APPLIANCES CO ........................         1,862
 2,100,969     MINNESOTA MINING & MANUFACTURING CO ..............       248,356
 2,242,024   * MITSUBISHI ELECTRIC CORP .........................         8,673
 7,423,160     MITSUBISHI HEAVY INDUSTRIES LTD ..................        19,824
   591,000   * MITSUI ENGINEERING & SHIPBUILDING CO LTD .........           586
   108,231     MORI SEIKI CO LTD ................................           648
    34,902     NACCO INDUSTRIES, INC (CLASS A) ..................         1,982
   155,027   * NATIONAL INSTRUMENTS CORP ........................         5,807
   313,713     NAVISTAR INTERNATIONAL CORP ......................        12,392
 2,314,946     NEC CORP .........................................        23,616
    18,923   * NEG MICON AS .....................................           499
   374,669   * NEWPARK RESOURCES, INC ...........................         2,960
   335,543     NIKON CORP .......................................         2,583
    22,660     NKT HOLDING AS ...................................           292
    55,800     NN, INC ..........................................           622
 2,602,000   * NORDEX AG ........................................        15,754
   125,468     NORDSON CORP .....................................         3,314
   433,512     NSK LTD ..........................................         1,495
   323,000     NTN CORP .........................................           522
   736,000   * OKI ELECTRIC INDUSTRY CO LTD .....................         2,415
   337,404     PACCAR, INC ......................................        22,140
   290,567     PACE MICRO TECHNOLOGY PLC ........................         1,480
   622,786     PARKER HANNIFIN CORP .............................        28,592
   110,101   * PEMSTAR, INC .....................................         1,321
   301,077     PHILADELPHIA SUBURBAN CORP .......................         6,789
    68,645   * PHOTON DYNAMICS, INC .............................         3,134
 1,349,155     PITNEY BOWES, INC ................................        50,742
    64,295  e* PLUG POWER, INC ..................................           562
   314,554   * POWER-ONE, INC ...................................         3,275
   144,089   * QUANTA SERVICES, INC .............................         2,223
   120,167   * RAYOVAC CORP .....................................         2,115
   104,553     REGAL-BELOIT CORP ................................         2,279
 2,947,947   * REPUBLIC SERVICES, INC ...........................        58,871
    23,717     RICHARDSON ELECTRONICS LTD .......................           287
    40,127     ROBBINS & MYERS, INC .............................           939
   841,918     ROCKWELL COLLINS, INC ............................        16,417
   851,617     ROCKWELL INTERNATIONAL CORP ......................        15,210
    97,203   * ROHN INDUSTRIES, INC .............................           200
   155,543     ROPER INDUSTRIES, INC ............................         7,699
   171,600   * ROYAL GROUP TECHNOLOGIES LTD .....................         3,158
    64,864   * SAGE, INC ........................................         2,405
   111,506     SANDEN CORP ......................................           328

                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 35

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
 PRODUCER DURABLES--(CONTINUED)
   384,538    e SANDVIK AB .....................................       $   8,230
   113,000      SANSEI YUSOKI CO LTD ...........................             281
   100,000      SANSO ELECTRIC CO LTD ..........................             404
    66,314      SAUER-DANFOSS, INC .............................             531
       533      SCHINDLER HOLDINGS AG. (PT CERT) ...............             767
       594      SCHINDLER HOLDINGS AG. (REGD) ..................             851
 1,189,931      SCHNEIDER ELECTRIC S.A .........................          57,214
   958,758      SEMBCORP INDUSTRIES LTD ........................             831
    17,562    * SGL CARBON AG ..................................             354
 2,056,730    e SIEMENS AG .....................................         137,074
 1,939,300      SINGAPORE TECHNOLOGIES ENGINEERING LTD .........           2,468
    10,482      SJW CORP .......................................             894
    19,385      SKF AB (A SHS) .................................             346
   143,840    e SKF AB (B SHS) .................................           2,825
   139,822      SMC CORP .......................................          14,232
    55,645    * SPS TECHNOLOGIES, INC ..........................           1,943
   244,000    * ST ASSEMBLY TEST SERVICES ......................             289
    53,000      STANLEY ELECTRIC CO LTD ........................             404
   130,680      STEWART & STEVENSON SERVICES, INC ..............           2,458
     3,044      SULZER AG. (REGD) ..............................             468
   977,000    * SUMITOMO HEAVY INDUSTRIES LTD ..................             522
    46,000      TAKUMA CO LTD ..................................             315
    52,264    * TANDBERG ASA ...................................           1,165
    54,367      TECUMSEH PRODUCTS CO (CLASS A) .................           2,753
    31,300      TECUMSEH PRODUCTS CO (CLASS B) .................           1,523
    48,597      TENNANT CO .....................................           1,803
   164,985    * TEREX CORP .....................................           2,894
   258,267    * TETRA TECH, INC ................................           5,142
    64,995    * TETRA TECHNOLOGIES, INC ........................           1,362
   119,700      THK CO LTD .....................................           1,746
   312,819    * THOMAS & BETTS CORP ............................           6,616
   484,786   e* THOMSON MULTIMEDIA .............................          14,892
   279,309      TIMKEN CO ......................................           4,519
   779,969      TOKYO ELECTRON LTD .............................          38,266
    50,000      TOMOE ENGINEERING CO LTD .......................             263
   856,001      TOMRA SYSTEMS ASA ..............................           8,208
    68,504      TORO CO ........................................           3,083
 6,999,077      TOSHIBA CORP ...................................          24,032
        22    * TOWA CORP ......................................               0
   991,773    e TOYOTA INDUSTRIES CORP .........................          14,454
    27,976    * TRC COS, INC ...................................           1,399
    55,156    * TRIKON TECHNOLOGIES, INC .......................             648
   199,009      TRINITY INDUSTRIES, INC ........................           5,407
   245,378    * UNOVA, INC .....................................           1,423
   122,000      USHIO, INC .....................................           1,379
    12,939      VA TECHNOLOGIE AG ..............................             284
   178,296   e* VALENCE TECHNOLOGY, INC ........................             601
    34,170      VALHI, INC .....................................             434
    68,263      VALMONT INDUSTRIES, INC ........................             987
   171,580    e VESTAS WIND SYSTEMS AS .........................           4,685
   127,322      WABTEC CORP ....................................           1,566
    37,823      WARTSILA OYJ (B SHS) ...........................             700
   144,027    * WASTE CONNECTIONS, INC .........................           4,463
 3,940,151      WASTE MANAGEMENT, INC ..........................         125,730
    90,587      WATTS INDUSTRIES, INC (CLASS A) ................           1,359
 4,417,341      XEROX CORP .....................................          46,029
   529,493      YOKOGAWA ELECTRIC CORP .........................           4,222
                                                                      ----------
                TOTAL PRODUCER DURABLES                                5,181,799
                                                                      ----------
TECHNOLOGY--16.32%
 1,974,492    * 3COM CORP ......................................          12,597
    43,220    * 3D SYSTEMS CORP ................................             616
   175,218   e* 3DO CO .........................................             364
    61,921 b,e* ACT MANUFACTURING, INC .........................              22
   118,241    * ACTEL CORP .....................................           2,354

 1,038,968    * ACTERNA CORP ...................................           4,104
   182,549    * ACTIVISION, INC ................................           4,748
   227,950    * ACTUATE CORP ...................................           1,201
   477,191    * ACXIOM CORP ....................................           8,337
   566,381    * ADAPTEC, INC ...................................           8,213
 4,210,931    * ADC TELECOMMUNICATIONS, INC ....................          19,370
    51,800    * ADE CORP .......................................             518
 1,836,538      ADOBE SYSTEMS, INC .............................          57,025
   113,766    * ADTRAN, INC ....................................           2,903
   328,436    * ADVANCED DIGITAL INFORMATION CORP ..............           5,268
    98,097    * ADVANCED ENERGY INDUSTRIES, INC ................           2,613
   480,596    * ADVANCED FIBRE COMMUNICATIONS, INC .............           8,492
 1,933,059    * ADVANCED MICRO DEVICES, INC ....................          30,658
   160,081    * ADVENT SOFTWARE, INC ...........................           7,996
   324,571    * AEROFLEX, INC ..................................           6,144
   118,638   e* AETHER SYSTEMS, INC ............................           1,091
   355,671    * AFFILIATED COMPUTER SERVICES, INC (CLASS A) ....          37,747
11,618,972    * AGERE SYSTEMS, INC (CLASS A) ...................          66,112
   166,145    * AGILE SOFTWARE CORP ............................           2,861
 2,468,448    * AGILENT TECHNOLOGIES, INC ......................          70,375
   395,032   e* AKAMAI TECHNOLOGIES, INC .......................           2,346
    21,509      ALCATEL O (OPTRONICS) ..........................             148
 1,734,736    e ALCATEL S.A ....................................          29,656
   136,132    e ALCATEL S.A. (SPON ADR) ........................           2,253
   461,128    * ALDATA SOLUTION OYJ ............................             850
    39,700    * ALIANT, INC ....................................             746
    81,164    * ALLIANCE FIBER OPTIC PRODUCT ...................             115
   138,715    * ALLIANCE SEMICONDUCTOR CORP ....................           1,676
    70,396   e* ALLOY, INC .....................................           1,516
   233,857    * ALPHA INDUSTRIES, INC ..........................           5,098
   538,000      ALPS ELECTRIC CO LTD ...........................           3,653
 5,207,064    * ALTERA CORP ....................................         110,494
    81,545      ALTRAN TECHNOLOGIES S.A ........................           3,685
   124,584   e* AMERICA ONLINE LATIN AMERICA, INC (CLASS A) ....             567
   225,223    * AMERICAN MANAGEMENT SYSTEMS, INC ...............           4,072
   880,528    * AMERICAN POWER CONVERSION CORP .................          12,732
   112,434    * AMERICAN SUPERCONDUCTOR CORP ...................           1,378
   688,709    * AMKOR TECHNOLOGY, INC ..........................          11,040
   222,703    * AMPHENOL CORP (CLASS A) ........................          10,701
   158,998    * ANADIGICS, INC .................................           2,425
 1,967,777    * ANALOG DEVICES, INC ............................          87,350
    35,750      ANALOGIC CORP ..................................           1,377
   111,266    * ANAREN MICROWAVE, INC ..........................           1,927
   440,487    * ANDREW CORP ....................................           9,642
   143,794    * ANIXTER INTERNATIONAL, INC .....................           4,171
    47,000      ANRITSU CORP ...................................             378
    34,365    * ANSOFT CORP ....................................             502
   199,434    * ANSWERTHINK, INC ...............................           1,302
    76,657    * ANSYS, INC .....................................           1,890
   117,830    * APAC CUSTOMER SERVICES, INC ....................             306
 2,032,167    * APPLE COMPUTER, INC ............................          44,504
    45,709    * APPLIED INNOVATION, INC ........................             283
       600   b* APPLIED MAGNETICS CORP .........................               0
 6,350,524    * APPLIED MATERIALS, INC .........................         254,656
 1,677,190    * APPLIED MICRO CIRCUITS CORP ....................          18,986
   161,920    * ARBITRON, INC ..................................           5,530
   100,650   e* AREMISSOFT CORP ................................              99
 1,199,629   e* ARIBA, INC .....................................           7,390
   936,457    * ARM HOLDINGS PLC ...............................           4,893
   261,933    * ARRIS GROUP, INC ...............................           2,556
   600,953    * ARROW ELECTRONICS, INC .........................          17,968
   296,280    * ART TECHNOLOGY GROUP, INC ......................           1,031
   182,074    * ARTESYN TECHNOLOGIES, INC ......................           1,695
    55,100    * ARTISAN COMPONENTS, INC ........................             871
   779,088      ASAHI GLASS CO LTD .............................           4,607

                              SEE NOTES TO FINANCIAL

36 COLLEGE  RETIREMENT  EQUITIES FUND 2001 ANNUAL  REPORT

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
TECHNOLOGY--(CONTINUED)
 1,477,411      * ASCENTIAL SOFTWARE CORP ......................      $    5,984
    27,113        ASCOM HOLDING AG. (REGD) .....................             478
   140,259      * ASIAINFO HOLDINGS, INC .......................           2,443
   104,740     e* ASM INTERNATIONAL NV .........................           2,028
   262,500        ASM PACIFIC TECHNOLOGY LTD ...................             517
 3,808,977     e* ASML HOLDING NV ..............................          66,202
     7,211      * ASML HOLDING NV (NEW YORK SHS) ...............             123
   290,457      * ASPECT COMMUNICATIONS CORP ...................           1,127
   166,838      * ASPEN TECHNOLOGY, INC ........................           2,803
    64,433     e* ASTROPOWER, INC ..............................           2,605
   204,045      * ASYST TECHNOLOGIES, INC ......................           2,604
 1,255,047   b,e* AT HOME CORP (SERIES A) ......................               7
   585,980      * ATI TECHNOLOGIES, INC ........................           7,378
 2,902,664      * ATMEL CORP ...................................          21,393
   148,218      * ATMI, INC ....................................           3,535
    18,044      * ATOS ORIGIN ..................................           1,182
    88,609      * AUDIOVOX CORP (CLASS A) ......................             661
   247,305      * AUSPEX SYSTEMS, INC ..........................             445
   290,054        AUTODESK, INC ................................          10,810
 3,564,147        AUTOMATIC DATA PROCESSING, INC ...............         209,928
   149,510      * AVANEX CORP ..................................             882
   211,043      * AVANT! CORP ..................................           4,324
 1,542,635      * AVAYA, INC ...................................          18,743
   249,208     e* AVICI SYSTEMS, INC ..........................             725
   129,799      * AVID TECHNOLOGY, INC .........................           1,577
   628,728        AVNET, INC ...................................          16,014
   238,838      * AVOCENT CORP .................................           5,792
   286,263        AVX CORP .....................................           6,753
   105,302      * AWARE, INC ...................................             874
   524,940      * AXCELIS TECHNOLOGIES, INC ....................           6,766
   102,562      * AXT, INC .....................................           1,480
    64,067      * BARRA, INC ...................................           3,017
 3,879,492      * BEA SYSTEMS, INC .............................          59,744
    58,402        BEI TECHNOLOGIES, INC ........................           1,019
    47,842        BEL FUSE, INC (CLASS B) ......................           1,198
   137,942        BELDEN, INC ..................................           3,249
   108,758      * BENCHMARK ELECTRONICS, INC ...................           2,062
   308,560      * BISYS GROUP, INC .............................          19,745
   105,815      * BLACK BOX CORP ...............................           5,595
   177,255      * BLUE MARTINI SOFTWARE, INC ...................             534
   140,992        BMC INDUSTRIES, INC ..........................             290
 1,248,922      * BMC SOFTWARE, INC ............................          20,445
   273,090      * BORLAND SOFTWARE CORP ........................           4,277
    82,654      * BOSTON COMMUNICATIONS GROUP ..................             938
    33,375      * BRAUN CONSULTING, INC ........................             118
   302,866      * BRIGHTPOINT, INC .............................             951
    98,829      * BRIO SOFTWARE, INC ...........................             285
 1,341,587      * BROADCOM CORP (CLASS A) ......................          54,831
 1,177,488     e* BROADVISION, INC .............................           3,226
 2,377,963      * BROCADE COMMUNICATIONS SYSTEMS, INC ..........          78,758
    62,731      * BSQUARE CORP .................................             262
    80,402     e* BUSINESS OBJECTS .............................           2,688
   145,113        C&D TECHNOLOGIES, INC ........................           3,316
   231,017      * CABLE DESIGN TECHNOLOGIES CORP ...............           3,160
    95,919      * CACHEFLOW, INC ...............................             257
   101,196      * CACI INTERNATIONAL, INC (CLASS A) ............           3,996
 1,318,568      * CADENCE DESIGN SYSTEMS, INC ..................          28,903
   836,240        CAE, INC .....................................           6,061
    50,428      * CAMINUS CORP .................................           1,160
 3,236,676        CANON, INC ...................................         111,380
   156,341        CAP GEMINI S.A ...............................          11,290
    91,981      * CARREKER CORP ................................             543
    52,012      * CARRIER ACCESS CORP ..........................             152
    25,911      * CATAPULT COMMUNICATIONS CORP .................             675

   183,053      * C-COR.NET CORP ...............................           2,667
    67,939      * CELERITEK, INC ...............................             910
   193,678      * CELESTICA, INC ...............................           7,765
     6,591      * CELESTICA, INC (U.S.) ........................             269
   138,342      * CENTILLIUM COMMUNICATIONS, INC ...............           1,087
   117,051      * CENTRA SOFTWARE, INC .........................             936
   686,062      * CERIDIAN CORP ................................          12,864
   370,521      * CERTEGY, INC .................................          12,679
   323,270      * CHECKFREE CORP ...............................           5,819
   161,609      * CHECKPOINT SYSTEMS, INC ......................           2,166
   172,381     e* CHIPPAC, INC ................................           1,279
   141,503      * CHORDIANT SOFTWARE, INC ......................           1,119
   265,242      * CIBER, INC ...................................           2,507
 2,887,969      * CIENA CORP ...................................          41,327
   356,244      * CIRRUS LOGIC, INC ............................           4,710
51,246,077      * CISCO SYSTEMS, INC ...........................         928,066
   288,721        CITIZEN WATCH CO LTD .........................           1,439
 1,001,325      * CITRIX SYSTEMS, INC ..........................          22,690
   155,327      * CLARENT CORP .................................             834
    82,163      * CLICK COMMERCE, INC ..........................             260
   479,774        CMG PLC ......................................           1,697
 1,414,257     e* CMGI, INC ....................................           2,305
   617,238     e* CNET NETWORKS, INC ...........................           5,537
   168,323      * COGNEX CORP ..................................           4,311
    39,526      * COGNIZANT TECHNOLOGY SOLUTIONS CORP ..........           1,620
    82,678      * COGNOS, INC ..................................           2,049
   110,414        COHU, INC ....................................           2,181
 1,520,064      * COMMERCE ONE, INC ............................           5,427
   277,740      * COMMSCOPE, INC ...............................           5,908
12,633,108        COMPAQ COMPUTER CORP .........................         123,299
    40,324        COMPTEL OYJ ..................................             112
 2,503,386        COMPUTER ASSOCIATES INTERNATIONAL, INC .......          86,342
   156,926      * COMPUTER NETWORK TECHNOLOGY CORP .............           2,792
   931,213      * COMPUTER SCIENCES CORP .......................          45,611
   684,990        COMPUTER SHARE LTD ...........................           1,851
 1,787,051      * COMPUWARE CORP ...............................          21,069
    18,225        COMPX INTERNATIONAL, INC .....................             236
   990,636      * COMVERSE TECHNOLOGY, INC .....................          22,161
   122,110      * CONCORD CAMERA CORP ..........................             967
 2,883,548      * CONCORD EFS, INC .............................          94,523
   327,362      * CONCURRENT COMPUTER CORP .....................           4,861
    43,651        CONESTOGA ENTERPRISES, INC ...................           1,395
 1,348,079      * CONEXANT SYSTEMS, INC ........................          19,358
    70,891     e* CONSTELLATION 3D, INC ........................              61
   103,445      * CONVERA CORP .................................             347
   982,106      * CONVERGYS CORP ...............................          36,819
    45,216      * COORSTEK, INC ................................           1,440
   263,155      * COPPER MOUNTAIN NETWORKS, INC ................             445
    64,612      * CORILLIAN CORP ...............................             309
 5,309,341      * CORNING, INC .................................          47,359
 1,380,229     e* CORVIS CORP ..................................           4,458
   492,848      * COSINE COMMUNICATIONS, INC ...................             764
     4,500     e* COVAD COMMUNICATIONS GROUP, INC ..............              13
   106,087      * COVANSYS CORP ................................             949
    50,650        CREATIVE TECHNOLOGY LTD ......................             406
   309,139      * CREDENCE SYSTEMS CORP ........................           5,741
   390,995     e* CREE, INC ....................................          11,519
    32,067      * CRITICAL PATH, INC ...........................              88
    67,886      * CROSSROADS SYSTEMS, INC ......................             305
   252,043      * CSG SYSTEMS INTERNATIONAL, INC ...............          10,195
   113,769        CSK CORP .....................................           2,665
   148,647        CTS CORP .....................................           2,363
    28,164        CUBIC CORP ...................................           1,447
   165,599      * CYMER, INC ...................................           4,426
   603,263      * CYPRESS SEMICONDUCTOR CORP ...................          12,023


                        SEE NOTES TO FINANCIAL STATEMENTS

                        2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND  37

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------

 TECHNOLOGY--(CONTINUED)
  2,218,845        DAI NIPPON PRINTING CO LTD ....................     $ 22,178
    168,879      e DAINIPPON SCREEN MANUFACTURING CO LTD .........          531
     73,568      * DAKTRONICS, INC. ..............................          622
     43,054        DASSAULT SYSTEMES S.A. ........................        2,070
    330,000        DATACRAFT ASIA LTD ............................          719
     88,239      * DATASTREAM SYSTEMS, INC .......................          544
    228,479      * DDI CORP ......................................        2,248
    152,402      * DELIA*S CORP (CLASS A) ........................          945
 15,215,807      * DELL COMPUTER CORP ............................      413,566
    361,875        DELUXE CORP ...................................       15,047
    142,550      * DESCARTES SYSTEMS GROUP, INC ..................        1,057
    139,454      * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A) ...        1,827
    387,946        DIEBOLD, INC ..................................       15,689
    122,898      * DIGEX, INC ....................................          367
     49,428      * DIGIMARC CORP .................................          918
    135,867      * DIGITAL INSIGHT CORP ..........................        3,038
     69,785     e* DIGITAL LIGHTWAVE, INC ........................          655
    109,365      * DIGITALTHINK, INC .............................        1,181
     52,842      * DIGITAS, INC ..................................          212
    134,034      * DITECH COMMUNICATIONS CORP ....................          807
    784,493     e* DIVINE, INC (CLASS A) .........................          581
    452,490      * DMC STRATEX NETWORKS, INC .....................        3,520
    197,135      * DOCENT, INC ...................................          625
    201,511      * DOCUMENTUM, INC ...............................        4,377
    619,549      * DOUBLECLICK, INC ..............................        7,026
    124,203      * DSP GROUP, INC ................................        2,889
    613,299      * DST SYSTEMS, INC ..............................       30,573
     26,075      * DUPONT PHOTOMASKS, INC ........................        1,133
     28,489      * DURASWITCH INDUSTRIES, INC ....................          242
    341,201      * E.PIPHANY, INC ................................        2,972
    408,796      * EARTHLINK, INC ................................        4,975
    764,757      * EBAY, INC .....................................       51,162
    124,916     e* ECHELON CORP ..................................        1,769
     44,122      * EDB BUSINESS PARTNER ASA ......................          248
     51,668        EDO CORP ......................................        1,367
    251,799      * EFUNDS CORP ...................................        3,462
    121,646      * ELANTEC SEMICONDUCTOR, INC ....................        4,671
    147,787      * ELECTRO SCIENTIFIC INDUSTRIES, INC ............        4,435
    112,728      * ELECTROGLAS, INC ..............................        1,665
    675,490      * ELECTRONIC ARTS, INC ..........................       40,496
  2,709,736        ELECTRONIC DATA SYSTEMS CORP ..................      185,752
    292,275      * ELECTRONICS FOR IMAGING, INC ..................        6,521
      3,342     e* EMACHINES, INC ................................            3
     22,341      * EMAGIN CORP ...................................            9
     49,735      * EMBARCADERO TECHNOLOGIES, INC .................        1,204
 17,219,810      * EMC CORP ......................................      231,434
    121,618      * EMCORE CORP ...................................        1,636
    946,463      * EMULEX CORP ...................................       37,395
    181,973     e* ENGAGE, INC ...................................           80
    209,015      * ENTEGRIS, INC .................................        2,291
  1,984,256      * ENTERASYS NETWORKS, INC .......................       17,561
    248,023      * ENTRUST, INC ..................................        2,527
     83,912        EPCOS AG. .....................................        4,333
     47,357     e* EPICEDGE, INC .................................            8
     49,104      * EPIQ SYSTEMS, INC .............................          950
    825,861        EQUIFAX, INC ..................................       19,945
    176,891     e* ERG LTD (NEW) .................................           50
    947,893        ERG LTD .......................................          267
 11,673,534      e ERICSSON (LM) (B SHS) .........................       63,433
     83,834      * ESPEED, INC (CLASS A) .........................          694
    163,795      * ESS TECHNOLOGY, INC ...........................        3,482
    111,190      * ESTERLINE TECHNOLOGIES CORP ...................        1,780
      1,300      * EXABYTE CORP ..................................            1
    409,005      * EXAR CORP .....................................        8,528

     45,734      * EXCEL TECHNOLOGY, INC .........................          796
    166,906      * EXE TECHNOLOGIES, INC .........................          850
  2,705,950   b,e* EXODUS COMMUNICATIONS, INC ....................          106
     47,397      * EXTENSITY, INC ................................          103
    539,469      * EXTREME NETWORKS, INC .........................        6,959
     74,263      * F.Y.I., INC ...................................        2,488
     99,387     e* F5 NETWORKS, INC ..............................        2,141
     95,198        FAIR, ISAAC & CO, INC .........................        5,999
    533,933      * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                     (CLASS A) ...................................       15,057
    155,373     e* FALCONSTOR SOFTWARE, INC ......................        1,408
     84,213      * FEI CO ........................................        2,654
    171,494      * FIBERCORE, INC ................................          412
    188,572      * FILENET CORP ..................................        3,826
    707,548     e* FINISAR CORP ..................................        7,196
  2,212,817        FIRST DATA CORP ...............................      173,595
  1,068,173      * FISERV, INC ...................................       45,205
     57,179      * FLIR SYSTEMS, INC .............................        2,168
    455,713      * FOUNDRY NETWORKS, INC .........................        3,714
    167,184     e* FREEMARKETS, INC ..............................        4,007
    144,335      * FSI INTERNATIONAL, INC ........................        1,331
    359,000        FUJIKURA LTD ..................................        1,348
      9,700        FUJITSU SUPPORT & SERVICE, INC ................          161
    470,660        FURUKAWA ELECTRIC CO LTD ......................        2,499
    531,357        FUTURIS CORP LTD ..............................          503
  1,312,951      * GATEWAY, INC ..................................       10,556
    183,530        GENERAL CABLE CORP ............................        2,404
    858,747     e* GENUITY, INC (CLASS A) ........................        1,357
    107,618      * GENZYME TRANSGENICS CORP ......................          626
    110,050      * GERBER SCIENTIFIC, INC ........................        1,023
    176,000        GES INTERNATIONAL LTD .........................           54
    293,395        GETRONICS NV ..................................          951
     32,656      * GLOBAL IMAGING SYSTEMS, INC ...................          488
    193,648        GLOBAL PAYMENTS, INC ..........................        6,661
      1,500      * GLOBALSCAPE, INC ..............................            0
    585,768      * GLOBESPAN VIRATA, INC .........................        7,586
      1,200      * GRADCO SYSTEMS, INC ...........................            0
    137,788      * GRIFFON CORP ..................................        2,067
    122,118     e* HANDSPRING, INC ...............................          823
    300,070      * HARMONIC, INC .................................        3,607
    356,929        HARRIS CORP ...................................       10,890
  2,179,888        HCL TECHNOLOGIES LTD ..........................       12,568
    121,567        HELIX TECHNOLOGY CORP .........................        2,741
    344,327        HENRY (JACK) & ASSOCIATES, INC ................        7,520
 10,756,399        HEWLETT-PACKARD CO ............................      220,936
     40,745      * HI/FN, INC ....................................          590
    193,800        HIROSE ELECTRIC CO LTD ........................       13,205
    131,000        HITACHI CABLE LTD .............................          510
    188,885      * HNC SOFTWARE, INC .............................        3,891
    371,152     e* HOMESTORE.COM, INC ............................        1,336
     88,380        HOYA CORP .....................................        5,280
    144,032      * HUTCHINSON TECHNOLOGY, INC ....................        3,344
    184,777      * HYPERION SOLUTIONS CORP .......................        3,670
  1,491,416      * I2 TECHNOLOGIES, INC ..........................       11,782
    150,350     e* IBASIS, INC ...................................          197
    172,048     e* IDENTIX, INC ..................................        2,510
     50,586      * II-VI, INC ....................................          872
    781,403        IKON OFFICE SOLUTIONS, INC ....................        9,135
    179,338      * IMATION CORP ..................................        3,870
      3,648     b* INACOM CORP ...................................            0
    157,799      * INDUS INTERNATIONAL, INC ......................        1,152
     46,693      * INET TECHNOLOGIES, INC ........................          494
    406,240     e* INFINEON TECHNOLOGIES AG. .....................        8,500
    210,507      * INFOCUS CORP ..................................        4,635
     87,637      * INFOGRAMES, INC ...............................          621

                        SEE NOTES TO FINANCIAL STATEMENTS

38  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
 TECHNOLOGY--(CONTINUED)
    274,827      * INFONET SERVICES CORP (CLASS B) ...............    $     673
    347,255      * INFORMATICA CORP ..............................        5,039
    151,984      * INFORMATION RESOURCES, INC ....................        1,261
  1,448,832      * INFOSPACE, INC ................................        2,970
    394,636      * INGRAM MICRO, INC (CLASS A) ...................        6,835
    661,193      * INKTOMI CORP ..................................        4,437
     44,700     e* INRANGE TECHNOLOGIES CORP (CLASS B) ...........          552
     52,119      * INTEGRAL SYSTEMS, INC .........................        1,003
    148,326      * INTEGRATED CIRCUIT SYSTEMS, INC ...............        3,351
  1,146,230      * INTEGRATED DEVICE TECHNOLOGY, INC .............       30,478
 44,730,963        INTEL CORP ....................................    1,406,789
    242,596      * INTELIDATA TECHNOLOGIES CORP ..................          687
     24,669      * INTERACTIVE INTELLIGENCE, INC .................          171
     71,854      * INTERCEPT GROUP, INC ..........................        2,939
    300,874      * INTERDIGITAL COMMUNICATIONS CORP ..............        2,918
    268,179      * INTERGRAPH CORP ...............................        3,685
    226,326      * INTERLAND, INC ................................          478
    102,278      * INTERLOGIX, INC ...............................        3,955
     73,505      * INTERMAGNETICS GENERAL CORP ...................        1,904
    734,173      * INTERNAP NETWORK SERVICES CORP ................          852
 11,858,729        INTERNATIONAL BUSINESS MACHINES CORP ..........    1,434,432
    338,517      * INTERNATIONAL RECTIFIER CORP ..................       11,807
    966,892     e* INTERNET CAPITAL GROUP, INC ...................        1,170
    510,434      * INTERNET SECURITY SYSTEMS, INC ................       16,365
    552,170      * INTERSIL CORP (CLASS A) .......................       17,807
     96,851        INTER-TEL, INC ................................        1,861
    334,989      * INTERTRUST TECHNOLOGIES CORP ..................          412
    163,975      * INTERVOICE-BRITE, INC .........................        2,099
    468,550      * INTERWOVEN, INC ...............................        4,564
     54,550        INTRACOM S.A. .................................          699
     60,788      * INTRADO, INC ..................................        1,629
    932,319      * INTUIT, INC ...................................       39,885
    295,965      * IOMEGA CORP ...................................        2,471
     19,221      * IONA TECHNOLOGIES PLC .........................          398
    197,542      * IRON MOUNTAIN, INC ............................        8,652
    117,641      * ITXC CORP .....................................          846
    225,478      * IXIA ..........................................        2,897
     56,973      * IXYS CORP .....................................          461
    536,642      * J.D. EDWARDS & CO .............................        8,828
    849,742      * JABIL CIRCUIT, INC ............................       19,306
    114,625      * JDA SOFTWARE GROUP, INC .......................        2,562
  7,657,000      * JDS UNIPHASE CORP .............................       66,463
    121,898      * JNI CORP ......................................        1,013
  1,691,409        JOHNSON ELECTRIC HOLDINGS LTD .................        1,779
  1,350,123      * JUNIPER NETWORKS, INC .........................       25,585
     75,165      * KANA SOFTWARE, INC ............................        1,463
    287,530      * KEANE, INC ....................................        5,184
     33,490        KEITHLEY INSTRUMENTS, INC .....................          566
    457,644      * KEMET CORP ....................................        8,123
    235,003        KEYENCE CORP ..................................       39,072
    117,594      * KEYNOTE SYSTEMS, INC ..........................        1,100
    139,399      * KFORCE, INC ...................................          877
  1,291,978      * KLA-TENCOR CORP ...............................       64,030
    124,000        KOKUYO CO LTD .................................        1,041
        872     b* KOMAG, INC ....................................            0
    143,000        KONICA CORP ...................................          841
    357,484      * KOPIN CORP ....................................        5,005
    907,658      * KPMG CONSULTING, INC ..........................       15,040
    105,304      * KRONOS, INC ...................................        5,095
     38,304     e* KUDELSKI S.A. (BR) ............................        2,238
    264,402      * KULICKE & SOFFA INDUSTRIES, INC ...............        4,534
    271,698        KYOCERA CORP ..................................       17,725
     81,000      e KYOWA EXEO CORP ...............................          481
  3,288,017      * LAM RESEARCH CORP .............................       76,348

     99,615      * LANTRONIX, INC ................................          630
    875,710     e* LATTICE SEMICONDUCTOR CORP ....................       18,013
     47,800      * LEARNING TECHNOLOGY PLC (LITIGATION NOTES) ....            0
     59,952      * LEARNING TREE INTERNATIONAL, INC ..............        1,673
     39,828      * LECROY CORP ...................................          725
    474,377      * LEGATO SYSTEMS, INC ...........................        6,153
    164,079      * LEXAR MEDIA, INC ..............................          433
    107,670      * LEXENT, INC ...................................          673
  1,207,899      * LEXMARK INTERNATIONAL, INC ....................       71,266
    564,222      * LIBERATE TECHNOLOGIES .........................        6,477
    136,878      * LIGHTBRIDGE, INC ..............................        1,663
     99,462     e* LIGHTPATH TECHNOLOGIES, INC (CLASS A) .........          353
  3,649,577        LINEAR TECHNOLOGY CORP ........................      142,479
  2,035,404        LOGICA PLC ....................................       18,959
    121,490     e* LOUDCLOUD, INC ................................          515
  2,815,575      * LSI LOGIC CORP ................................       44,430
    258,494      * LTX CORP ......................................        5,413
 31,180,992      * LUCENT TECHNOLOGIES, INC ......................      196,128
    312,328      * MACROMEDIA, INC ...............................        5,559
    219,145      * MACROVISION CORP ..............................        7,718
    180,201      * MAIL-WELL, INC ................................          739
     76,389      * MANHATTAN ASSOCIATES, INC .....................        2,227
     78,379      * MANUFACTURERS SERVICES LTD ....................          490
    833,309      * MANUGISTICS GROUP, INC ........................       17,566
     73,548      * MAPINFO CORP ..................................        1,154
  8,030,004      * MARCONI PLC ...................................        4,879
    121,841      * MASTEC, INC ...................................          847
    162,619      * MATRIXONE, INC ................................        2,112
    115,181        MATSUSHITA COMMUNICATION INDUSTRIAL CO LTD ....        3,120
  3,170,163      * MAXIM INTEGRATED PRODUCTS, INC ................      166,465
    996,189      * MAXTOR CORP ...................................        6,316
     29,380      * MCAFEE.COM CORP ...............................          996
    100,284      * MCDATA CORP (CLASS A) .........................        2,457
     76,827     e* MCSI, INC .....................................        1,802
     37,535      * MEASUREMENT SPECIALTIES, INC ..................          353
    203,875      * MEMC ELECTRONIC MATERIALS, INC ................          724
    346,864      * MENTOR GRAPHICS CORP ..........................        8,176
     99,855      * MERCURY COMPUTER SYSTEMS, INC .................        3,905
    412,703      * MERCURY INTERACTIVE CORP ......................       14,024
     69,079      * MERIX CORP ....................................        1,192
    168,978      * MERKANTILDATA ASA .............................          200
    143,524      * METASOLV, INC .................................        1,128
    157,782      * METAWAVE COMMUNICATIONS CORP ..................          492
    186,952        METHODE ELECTRONICS, INC (CLASS A) ............        1,496
    166,824      * METTLER-TOLEDO INTERNATIONAL, INC .............        8,650
    439,025      * MICREL, INC ...................................       11,516
     54,582      * MICRO GENERAL CORP ............................          748
    788,397      * MICROCHIP TECHNOLOGY, INC .....................       30,542
    788,341      * MICROMUSE, INC ................................       11,825
  3,005,043      * MICRON TECHNOLOGY, INC ........................       93,156
    151,742      * MICROSEMI CORP ................................        4,507
 29,263,242      * MICROSOFT CORP ................................    1,938,690
    163,856     e* MICROSTRATEGY, INC ............................          631
    121,774      * MICROTUNE, INC ................................        2,857
     57,423      * MICROVISION, INC ..............................          818
    292,000        MINEBEA CO LTD ................................        1,573
     73,528      * MIPS TECHNOLOGIES, INC (CLASS A) ..............          635
    146,417      * MIPS TECHNOLOGIES, INC (CLASS B) ..............        1,168
  1,010,085        MISYS PLC .....................................        4,778
    104,300      e MITSUMI ELECTRIC CO LTD .......................        1,196
    108,573      * MKS INSTRUMENTS, INC ..........................        2,935
     22,229      * MOLDFLOW CORP .................................          318
    676,316        MOLEX, INC ....................................       20,932
    200,465        MOLEX, INC (CLASS A) ..........................        5,423
         14      * MOMENTUM BUSINESS APPLICATIONS, INC (CLASS A) .             0

                        SEE NOTES TO FINANCIAL STATEMENTS

                         2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND  39

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 TECHNOLOGY--(CONTINUED)
 16,538,043        MOTOROLA, INC .............................        $ 248,401
     81,067      * MRO SOFTWARE, INC .........................            1,895
    412,743     e* MRV COMMUNICATIONS, INC ...................            1,750
      9,800      * MTI TECHNOLOGY CORP .......................               18
    112,564        MTS SYSTEMS CORP ..........................            1,138
    131,524      * MULTEX.COM, INC ...........................              592
    724,656        MURATA MANUFACTURING CO LTD ...............           43,625
     38,304      * NANOMETRICS, INC ..........................              743
     35,483      * NATIONAL PROCESSING, INC ..................            1,153
  1,539,856      * NATIONAL SEMICONDUCTOR CORP ...............           47,412
     63,486      * NAVIGANT INTERNATIONAL, INC ...............              727
     22,327      * NAVISION AS ...............................              599
    492,677      * NCR CORP ..................................           18,160
    175,702        NDCHEALTH CORP ............................            6,071
    112,528        NERA ASA ..................................              243
     76,918      * NET2PHONE, INC ............................              519
    379,202      * NETEGRITY, INC ............................            7,341
    220,575      * NETIQ CORP ................................            7,777
    176,320      * NETRO CORP ................................              647
     83,583      * NETSCOUT SYSTEMS, INC .....................              661
      4,902      * NETSCREEN TECHNOLOGIES, INC ...............              108
  1,560,150      * NETWORK APPLIANCE, INC ....................           34,120
    737,623      * NETWORK ASSOCIATES, INC ...................           19,068
    285,830      * NEW FOCUS, INC ............................            1,089
    185,165        NEWPORT CORP ..............................            3,570
    725,000      * NEXANS S.A. ...............................           10,464
     95,413      * NEXT LEVEL COMMUNICATIONS, INC ............              320
    134,581        NGK SPARK PLUG CO LTD .....................              969
    325,000        NICHICON CORP .............................            3,571
     13,500      e NIDEC CORP ................................              735
     43,000        NIPPON COMSYS CORP ........................              230
    214,028        NIPPON SHEET GLASS CO LTD .................              676
    259,000        NITTO DENKO CORP ..........................            5,988
    194,298      * NMS COMMUNICATIONS CORP ...................              937
 14,132,920      e NOKIA OYJ .................................          364,431
  9,299,652        NORTEL NETWORKS CORP ......................           69,326
     94,664      * NORTEL NETWORKS CORP (U.S.) ...............              710
     56,362     e* NORTHFIELD LABORATORIES, INC ..............              484
     69,312      * NOVADIGM, INC .............................              658
    158,177      * NOVATEL WIRELESS, INC .....................              193
  1,915,394      * NOVELL, INC ...............................            8,792
  1,074,394      * NOVELLUS SYSTEMS, INC .....................           42,385
      1,187        NTT DATA CORP .............................            4,221
     79,348      * NU HORIZONS ELECTRONICS CORP ..............              816
    137,781      * NUANCE COMMUNICATIONS, INC ................            1,254
    103,948      * NUMERICAL TECHNOLOGIES, INC ...............            3,659
    553,360     e* NVIDIA CORP ...............................           37,020
    128,331     e* NYFIX, INC ................................            2,569
    251,858      * OAK TECHNOLOGY, INC .......................            3,463
  3,131,945        OLYMPUS OPTICAL CO LTD ....................           45,046
    193,457        OMRON CORP ................................            2,585
  2,268,984     e* ON SEMICONDUCTOR CORP .....................            4,697
    537,786      * ONI SYSTEMS CORP ..........................            3,372
    161,474      * ONYX SOFTWARE CORP ........................              630
    949,539      * OPENWAVE SYSTEMS, INC .....................            9,296
    584,406      * OPLINK COMMUNICATIONS, INC ................            1,102
     45,584      * OPNET TECHNOLOGIES, INC ...................              657
     18,942     e* OPTICAL CABLE CORP ........................               31
     25,671      * OPTICAL COMMUNICATION PRODUCTS, INC .......              101
      5,920      * OPTICOM ASA ...............................              243
 32,192,084      * ORACLE CORP ...............................          444,573
     74,045      * OTG SOFTWARE, INC .........................              740
    108,592      * OVERTURE SERVICES, INC ....................            3,847
    114,849      * PACKETEER, INC ............................              846

  3,218,500      * PALM, INC .................................           12,488
  1,412,127      * PARAMETRIC TECHNOLOGY CORP ................           11,029
     89,078        PARK ELECTROCHEMICAL CORP .................            2,352
    196,280      * PAXAR CORP ................................            2,787
    175,385      * PAXSON COMMUNICATIONS CORP ................            1,833
  1,836,455        PAYCHEX, INC ..............................           64,000
     72,811      * PC-TEL, INC ...............................              707
      6,770      * PEC SOLUTIONS, INC ........................              255
     58,951      * PECO II, INC ..............................              351
    132,441      * PEGASUS SOLUTIONS, INC ....................            1,881
  1,400,091      * PEOPLESOFT, INC ...........................           56,284
  1,338,462      * PEREGRINE SYSTEMS, INC ....................           19,849
     53,096      * PERFORMANCE TECHNOLOGIES, INC .............              707
    115,086      * PERICOM SEMICONDUCTOR CORP ................            1,669
    334,847      * PEROT SYSTEMS CORP (CLASS A) ..............            6,838
      9,757        PHOENIX MECANO AG. ........................            2,439
    128,821      * PHOENIX TECHNOLOGIES LTD ..................            1,499
    143,457      * PHOTRONICS, INC ...........................            4,497
    154,253        PIONEER-STANDARD ELECTRONICS, INC .........            1,959
    114,040      * PIXELWORKS, INC ...........................            1,831
     56,037      * PLANAR SYSTEMS, INC .......................            1,182
    184,810      * PLANTRONICS, INC ..........................            4,739
    224,578      * PLEXUS CORP ...............................            5,965
     86,603      * PLX TECHNOLOGY, INC .......................            1,092
    910,603      * PMC-SIERRA, INC ...........................           19,359
    493,512      * POLYCOM, INC ..............................           16,814
     47,100      * POMEROY COMPUTER RESOURCES, INC ...........              636
    529,615      * PORTAL SOFTWARE, INC ......................            1,102
     34,665      * POWELL INDUSTRIES, INC ....................              651
    142,615      * POWER INTEGRATIONS, INC ...................            3,257
    321,806      * POWERWAVE TECHNOLOGIES, INC ...............            5,561
    122,489      * PRI AUTOMATION, INC .......................            2,505
        789      * PRIMUS KNOWLEDGE SOLUTIONS, INC ...........                1
     91,047      * PROBUSINESS SERVICES, INC .................            1,712
    200,022     e* PROFIT RECOVERY GROUP INTERNATIONAL, INC ..            1,630
    159,096      * PROGRESS SOFTWARE CORP ....................             2,749
    178,001      * PROTON ENERGY SYSTEMS .....................            1,469
    142,012     e* PROXIM, INC ...............................            1,409
      9,662      b PSINET, INC ...............................                0
    192,518      * PUMATECH, INC .............................              497
    496,075      * QLOGIC CORP ...............................           22,080
    102,200      * QPL INTERNATIONAL HOLDINGS LTD WTS 01/28/04                5
     73,891      * QRS CORP ..................................            1,042
  4,643,092      * QUALCOMM, INC .............................          234,476
    879,874      * QUANTUM CORP (DLT & STORAGE GROUP) ........            8,667
    175,384      * QUEST SOFTWARE, INC .......................            3,878
     33,279        QUIXOTE CORP ..............................              632
     79,433      * RADIANT SYSTEMS, INC ......................              913
     83,029      * RADISYS CORP ..............................            1,632
    114,624      * RAINBOW TECHNOLOGIES, INC .................              848
    435,226     e* RAMBUS, INC ...............................            3,477
  1,042,682      * RATIONAL SOFTWARE CORP ....................           20,332
    666,830      * READ-RITE CORP ............................            4,408
    466,202      * REALNETWORKS, INC .........................            2,769
    141,412      * RED HAT, INC ..............................            1,004
    694,476      * REDBACK NETWORKS, INC .....................            2,743
    159,500      * REDIFF.COM INDIA LTD ADR ..................              104
     96,657      * REGISTER.COM, INC .........................            1,112
     41,980     e* RENAISSANCE LEARNING, INC .................            1,279
     56,887     e* RESEARCH FRONTIERS, INC ...................              953
    251,671      * RETEK, INC ................................            7,517
    296,857        REYNOLDS & REYNOLDS CO (CLASS A) ..........            7,199
    756,226      * RF MICRO DEVICES, INC .....................           14,542
    781,759        RICOH CO LTD ..............................           14,554
     62,000        RICOH ELEMEX CORP .........................              227

                       SEE NOTES TO FINANCIAL STATEMENTS

40  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
 TECHNOLOGY--(CONTINUED)
   616,677    * RIVERSTONE NETWORKS, INC .........................    $   10,237
    85,531    * ROGERS CORP ......................................         2,592
   518,057      ROHM CO LTD ......................................        68,344
    88,503    * ROXIO, INC .......................................         1,465
   278,974    * RSA SECURITY, INC ................................         4,871
    51,785    * RUDOLPH TECHNOLOGIES, INC ........................         1,777
   323,779    * S1 CORP ..........................................         5,239
   125,292    * SABA SOFTWARE, INC ...............................           654
   647,558    * SAFEGUARD SCIENTIFICS, INC .......................         2,266
   171,000    * SAGA SYSTEMS, INC ESCROW .........................             0
 2,050,922      SAGE GROUP PLC ...................................         6,821
    14,227    e SAGEM S.A. (NEW) .................................           871
    74,579    * SANCHEZ COMPUTER ASSOCIATES, INC .................           638
   366,729    * SANDISK CORP .....................................         5,281
 6,043,071    * SANMINA-SCI CORP .................................       120,257
   846,660    e SAP AG ...........................................       110,977
   434,452    * SAPIENT CORP .....................................         3,354
    41,333    * SATCON TECHNOLOGY CORP ...........................           215
 5,523,000      SATYAM COMPUTER SERVICES LTD .....................        27,134
   375,000      SATYAM COMPUTER SERVICES LTD ADR .................         4,118
    74,260    * SBS TECHNOLOGIES, INC ............................         1,082
    31,551    * SCANSOURCE, INC ..................................         1,502
   906,553      SCIENTIFIC-ATLANTA, INC ..........................        21,703
    77,873    * SCM MICROSYSTEMS, INC ............................         1,140
    93,463    * SEACHANGE INTERNATIONAL, INC .....................         3,189
   149,956    * SECURE COMPUTING CORP ............................         3,082
   146,834   e* SEEBEYOND TECHNOLOGY CORP ........................         1,424
    89,296    * SELECTICA, INC ...................................           540
    84,838    * SEMITOOL, INC ....................................           974
   521,615    * SEMTECH CORP .....................................        18,616
    88,658    * SERENA SOFTWARE, INC .............................         1,927
 3,898,559    * SIEBEL SYSTEMS, INC ..............................       109,082
    99,651    * SIGNALSOFT CORP ..................................           445
 1,076,841    * SILICON GRAPHICS, INC ............................         2,261
   257,221    * SILICON IMAGE, INC ...............................           967
    46,962   e* SILICON LABORATORIES, INC ........................         1,583
   421,578    * SILICON STORAGE TECHNOLOGY, INC ..................         4,064
    34,403    * SILICONIX, INC ...................................           943
    21,476    * SIMPLEX SOLUTIONS, INC ...........................           355
   134,122   e* SIPEX CORP .......................................         1,723
    50,524    * SIRENZA MICRODEVICES, INC ........................           308
   287,043    * SITEL CORP .......................................           689
    16,591      SOFTWARE AG. (REGD) ..............................           628
 6,016,071    * SOLECTRON CORP ...................................        67,861
   162,942    * SOMERA COMMUNICATIONS, INC .......................         1,230
   477,017    * SONICBLUE, INC ...................................         1,927
   216,815    * SONICWALL, INC ...................................         4,215
   821,070    * SONUS NETWORKS, INC ..............................         3,793
    65,073   e* SORRENTO NETWORKS CORP ...........................           234
    81,762    * SPECTRALINK CORP .................................         1,401
    62,257   e* SPECTRIAN CORP ...................................           687
   121,525    * SPEECHWORKS INTERNATIONAL, INC ...................         1,367
   243,176      SPIRENT PLC ......................................           559
    52,837    * SPSS, INC ........................................           938
    73,400    * STANDARD MICROSYSTEMS CORP .......................         1,139
   370,963   e* STARBASE CORP ....................................           252
   201,713    * STARMEDIA NETWORK, INC ...........................            77
 2,482,897    e STMICROELECTRONICS NV ............................        79,698
   233,000    e STMICROELECTRONICS NV (NEW YORK SHS) .............         7,379
   558,864    * STORAGE TECHNOLOGY CORP ..........................        11,552
   303,150    * STORAGENETWORKS, INC .............................         1,873
   331,744    * STRATOS LIGHTWAVE, INC ...........................         2,040
 1,377,791      SUMITOMO ELECTRIC INDUSTRIES LTD .................         9,619
25,800,542    * SUN MICROSYSTEMS, INC ............................       317,347

 2,061,720    * SUNGARD DATA SYSTEMS, INC ........................        59,646
    74,718    * SUNRISE TELECOM, INC .............................           300
    45,804    * SUPERTEX, INC ....................................           802
    82,773    * SUPPORT.COM, INC .................................           519
    32,541   e* SUREBEAM CORP (CLASS A) ..........................           341
   544,070    * SYBASE, INC ......................................         8,575
   754,758    * SYCAMORE NETWORKS, INC ...........................         4,046
   130,081    * SYKES ENTERPRISES, INC ...........................         1,215
   374,459    * SYMANTEC CORP ....................................        24,838
 1,220,867      SYMBOL TECHNOLOGIES, INC .........................        19,387
   127,021    * SYMMETRICOM, INC .................................           967
   459,745    * SYNOPSYS, INC ....................................        27,157
    49,663    * SYNPLICITY, INC ..................................           670
    26,523    * SYNTEL, INC ......................................           343
   169,140    * SYSTEMS & COMPUTER TECHNOLOGY CORP ...............         1,749
 5,238,000    * TAIWAN SEMICONDUCTOR .............................        13,099
   121,060      TAIYO YUDEN CO LTD ...............................         1,834
   195,265   e* TAKE-TWO INTERACTIVE SOFTWARE, INC ...............         3,157
    43,314    * TANDBERG TELEVISION ASA ..........................           144
     5,150    * TANNING TECHNOLOGY CORP ..........................            17
   113,043      TDK CORP .........................................         5,330
   351,871    * TECH DATA CORP ...................................        15,229
   163,697      TECHNITROL, INC ..................................         4,521
   254,467    * TEKELEC ..........................................         4,608
   465,896    * TEKTRONIX, INC ...................................        12,011
 2,326,948    * TELLABS, INC .....................................        34,811
    47,902   e* TELLIUM, INC .....................................           298
 1,023,885    * TERADYNE, INC ....................................        30,860
   328,908    * TERAYON COMMUNICATION SYSTEMS, INC ...............         2,720
11,792,210      TEXAS INSTRUMENTS, INC ...........................       330,177
    86,475    * THERMA-WAVE, INC .................................         1,290
   943,075    * THERMO ELECTRON CORP .............................        22,502
   110,418    * THREE-FIVE SYSTEMS, INC ..........................         1,757
   463,887    * TIBCO SOFTWARE, INC ..............................         6,926
   116,309      TIETOENATOR CORP .................................         3,081
   326,307    * TITAN CORP .......................................         8,141
    86,407   e* TIVO, INC ........................................           566
    62,000      TKC CORP .........................................           786
    66,925    * TOLLGRADE COMMUNICATIONS, INC ....................         2,232
   814,460      TOPPAN PRINTING CO LTD ...........................         7,513
   207,741      TOTAL SYSTEM SERVICES, INC .......................         4,400
   195,886    * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A) ....         2,402
   502,914    * TRANSMETA CORP ...................................         1,152
   511,366    * TRANSWITCH CORP ..................................         2,301
   830,500    * TREND MICRO, INC .................................        19,644
   131,315    * TRIMBLE NAVIGATION LTD ...........................         2,129
    85,649    * TRIPATH TECHNOLOGY, INC ..........................           146
   700,168    * TRIQUINT SEMICONDUCTOR, INC ......................         8,584
   110,664    * TRIZETTO GROUP, INC ..............................         1,452
    65,054    * TTM TECHNOLOGIES, INC ............................           658
   134,126    * TURNSTONE SYSTEMS, INC ...........................           532
     3,876   b* U.S. OFFICE PRODUCTS CO ..........................             0
    68,900   b* U.S. WIRELESS CORP ...............................             0
   291,185    * UCAR INTERNATIONAL, INC ..........................         3,116
    50,102    * ULTICOM, INC .....................................           504
    46,085    * ULTIMATE ELECTRONICS, INC ........................         1,383
   109,554    * ULTRATECH STEPPER, INC ...........................         1,810
     1,808      UNAXIS HOLDING AG. (REGD) ........................           195
 1,719,597    * UNISYS CORP ......................................        21,564
    65,875      UNITED INDUSTRIAL CORP ...........................         1,103
   212,029    * UNIVERSAL ACCESS GLOBAL HOLDINGS, INC ............           994
    77,973   e* UNIVERSAL DISPLAY CORP ...........................           710
   118,100   e* USINTERNETWORKING, INC ...........................            24
   224,659    * UTSTARCOM, INC ...................................         6,403
   137,301   e* VA SOFTWARE CORP .................................           336

                       SEE NOTES TO FINANCIAL STATEMENTS

                         2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND 41

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
 TECHNOLOGY--(CONTINUED)
    175,531   * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC ...   $     6,072
    153,923   * VEECO INSTRUMENTS, INC ...........................         5,549
  1,614,200     VENTURE MANUFACTURING LTD (SINGAPORE) ............        11,627
  1,324,544   * VERISIGN, INC ....................................        50,386
  2,772,225   * VERITAS SOFTWARE CORP ............................       124,279
    160,746   * VERITY, INC ......................................         3,255
      4,700  e* VERTEX INTERACTIVE, INC .........................              4
    437,231   * VERTICALNET, INC .................................           612
    192,656   * VIALTA, INC (CLASS A) ............................           239
    245,951   * VIASYSTEMS GROUP, INC ............................           155
    137,496   * VICOR CORP .......................................         2,227
    190,834   * VIEWPOINT CORP ...................................         1,300
  3,670,683   * VIGNETTE CORP ....................................        19,712
     47,513   * VIRAGE LOGIC CORP ................................           914
    749,666   * VISHAY INTERTECHNOLOGY, INC ......................        14,618
    168,983   * VISUAL NETWORKS, INC .............................           781
  1,039,251   * VITESSE SEMICONDUCTOR CORP .......................        12,918
    365,446   * VITRIA TECHNOLOGY, INC ...........................         2,335
     35,714   * VOLT INFORMATION SCIENCES, INC ...................           611
    208,256     WALLACE COMPUTER SERVICES, INC ...................         3,955
    113,844   * WATCHGUARD TECHNOLOGIES, INC .....................           741
    262,231   * WAVE SYSTEMS CORP (CLASS A) ......................           587
    103,142   * WAVECOM S.A ......................................         3,876
    100,610  e* WEBEX COMMUNICATIONS, INC ........................         2,500
    126,181  e* WEBMETHODS, INC .................................          2,115
     89,049   * WEBSENSE, INC ....................................         2,856
    116,088   * WESCO INTERNATIONAL, INC .........................           575
  1,031,699   * WESTERN DIGITAL CORP .............................         6,469
    244,861   * WESTERN MULTIPLEX CORP (CLASS A) .................         1,322
     43,200   * WILSON GREATBATCH TECHNOLOGIES, INC ..............         1,560
    335,841   * WIND RIVER SYSTEMS, INC ..........................         6,015
    122,694   * WIRELESS FACILITIES, INC .........................           826
     66,413   * WITNESS SYSTEMS, INC .............................           885
     45,472   * WJ COMMUNICATIONS, INC ...........................           166
    256,922     WM-DATA AB (B SHS) ...............................           644
     60,055     WOODHEAD INDUSTRIES, INC .........................           954
     77,000     WOODLAND CORP ....................................           329
    117,298   * XICOR, INC .......................................         1,302
  3,195,383   * XILINX, INC ......................................       124,780
    203,783  e* XYBERNAUT CORP ...................................          485
  1,801,018   * YAHOO!, INC ......................................        31,950
    265,322     YAMAHA CORP ......................................         1,964
    141,595   * ZEBRA TECHNOLOGIES CORP (CLASS A) ................         7,860
      1,440  f* ZEBRA TECHNOLOGIES CORP (CLASS B) ................           80
     78,355  e* ZIXIT CORP .......................................          396
     95,375   * ZORAN CORP .......................................         3,113
     80,642   * ZYGO CORP ........................................         1,282
                                                                     -----------
                TOTAL TECHNOLOGY                                      16,182,725
                                                                     -----------
TRANSPORTATION--0.99%
     56,268  e* AIR CANADA .......................................           177
    671,185     AIR FRANCE .......................................         9,825
    263,630     AIRBORNE, INC ....................................         3,910
    329,530   * AIRTRAN HOLDINGS, INC ............................         2,175
    142,428   * ALASKA AIR GROUP, INC ............................         4,145
    893,683  e* ALITALIA S.P.A ...................................           797
  1,177,000  e* ALL NIPPON AIRWAYS CO LTD ........................         2,730
    185,704  e* AMERICA WEST HOLDINGS CORP (CLASS B) .............           650
  1,027,560   * AMR CORP .........................................        22,781
     14,200   * AMTRAN, INC ......................................           212
    108,425   * ARKANSAS BEST CORP ...............................         3,125
    503,658     ASSOCIATED BRITISH PORTS HOLDINGS PLC ............         3,079
    215,889   * ATLANTIC COAST AIRLINES HOLDINGS, INC ............         5,028
     87,499   * ATLAS AIR WORLDWIDE HOLDINGS, INC ................         1,282
     46,720   * ATTICA ENTERPRISE HOLDING S.A ....................           211

    156,029   * BALLARD POWER SYSTEMS, INC .......................         4,610
    159,916   * BE AEROSPACE, INC ................................         1,466
     39,198   e BERGESEN DY AS (A SHS) ...........................           695
     68,363     BERGESEN DY AS (B SHS) ...........................         1,082
  3,475,393     BRAMBLES INDUSTRIES LTD ..........................        18,502
    932,958   * BRAMBLES INDUSTRIES PLC ..........................         4,617
  1,144,033   * BRITISH AIRWAYS PLC ..............................         3,247
  2,154,204     BURLINGTON NORTHERN SANTA FE CORP ................        61,459
    351,349     C.H. ROBINSON WORLDWIDE, INC .....................        10,159
    166,158     CANADIAN NATIONAL RAILWAY CO .....................         8,022
    795,662   * CANADIAN NATIONAL RAILWAY CO (CANADA) ............        38,230
    597,691   e CANADIAN PACIFIC RAILWAY LTD .....................        12,019
  1,551,800     CATHAY PACIFIC AIRWAYS LTD .......................         1,990
      1,189     CENTRAL JAPAN RAILWAY CO .........................         7,693
      4,324     CMB COMPAGNIE MARITIME BELGE S.A .................           198
    268,773     CNF, INC .........................................         9,017
     75,795   * CONSOLIDATED FREIGHTWAYS CORP ....................           386
    472,551  e* CONTINENTAL AIRLINES, INC (CLASS B) ..............        12,386
     32,100   * COVENANT TRANSPORT, INC (CLASS A) ................           512
    202,695   * CP SHIPS LTD .....................................         2,178
  1,295,024     CSX CORP .........................................        45,391
        277     DAMPSKIBSSELSKABET AF 1912 (B SHS) ...............         1,891
        547     DAMPSKIBSSELSKABET SVENDBORG (B SHS) .............         4,978
    751,343     DELTA AIR LINES, INC .............................        21,984
    942,759     DEUTSCHE LUFTHANSA AG. (REGD) ....................        12,675
     28,053   * DSV, DE SAMMENSLUTTEDE VOGNMAEND (B SHS) .........           689
      5,947     EAST JAPAN RAILWAY CO ............................        28,723
    184,956   * EGL, INC .........................................         2,580
    274,998     EXEL PLC .........................................         3,142
    336,750     EXPEDITORS INTERNATIONAL OF WASHINGTON, INC ......        19,178
  1,641,030   * FEDEX CORP .......................................        85,137
    882,089     FIRSTGROUP PLC ...................................         3,774
    112,316     FLORIDA EAST COAST INDUSTRIES, INC (CLASS A) .....         2,600
     80,328   * FORWARD AIR CORP .................................         2,725
    162,689   * FRONTIER AIRLINES, INC ...........................         2,766
     41,976     FRONTLINE LTD ....................................           435
  2,663,000   e HANKYU CORP ......................................         8,168
     81,520   * HEARTLAND EXPRESS, INC ...........................         2,264
     83,381   * HUNT (J.B.) TRANSPORT SERVICES, INC ..............         1,934
    611,766   e JAPAN AIRLINES CO LTD ............................         1,466
    273,032     KAMIGUMI CO LTD ..................................         1,121
    310,640   * KANSAS CITY SOUTHERN INDUSTRIES, INC .............         4,389
         25     KAWASAKI KISEN KAISHA LTD ........................             0
    231,619   e KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD ...........           877
    627,000     KEIO ELECTRIC RAILWAY CO LTD .....................         3,086
  1,416,135     KINKI NIPPON RAILWAY CO LTD ......................         4,538
     29,158   e KLM (ROYAL DUTCH AIRLINES) NV ....................           336
     90,033   * KNIGHT TRANSPORTATION, INC .......................         1,691
     45,967   * LANDSTAR SYSTEM, INC .............................         3,333
  1,271,754     MAYNE NICKLESS LTD ...............................         4,479
    159,258   * MESA AIR GROUP, INC ..............................         1,198
     65,357   * MESABA HOLDINGS, INC .............................           465
     69,091   * MIDWEST EXPRESS HOLDINGS, INC ....................         1,009
    127,000     MITSUBISHI LOGISTICS CORP ........................           899
    689,526     MITSUI O.S.K. LINES LTD ..........................         1,389
  1,800,000     MITSUI-SOKO CO LTD ...............................         3,557
  1,823,400     MTR CORP .........................................         2,385
  1,911,837   * NEPTUNE ORIENT LINES LTD .........................         1,004
    855,000     NIPPON EXPRESS CO LTD ............................         2,903
  1,425,826     NIPPON YUSEN KABUSHIKI KAISHA ....................         4,297
  2,286,293     NORFOLK SOUTHERN CORP ............................        41,908
    252,907   * NORTHWEST AIRLINES CORP ..........................         3,971
    145,657     OVERSEAS SHIPHOLDING GROUP, INC ..................         3,277
  1,407,032     PENINSULAR AND ORIENTAL STEAM NAVIGATION CO ......         4,869
    106,142  e* RAILAMERICA, INC .................................         1,535

                        SEE NOTES TO FINANCIAL STATEMENTS

42  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
TRANSPORTATION--(CONTINUED)
    782,241   * RAILTRACK GROUP PLC ............................     $        0
     68,543     ROADWAY CORP ...................................          2,516
    481,090   * RYANAIR HOLDINGS PLC ...........................          3,041
    252,762   * RYANAIR HOLDINGS PLC (SPON ADR) ................          8,101
    290,226     RYDER SYSTEM, INC ..............................          6,429
    917,220   * SABRE HOLDINGS CORP ............................         38,844
     84,798  e* SAS AB .........................................            550
    322,000     SEINO TRANSPORTATION CO LTD ....................          1,307
    336,000     SEMBCORP LOGISTICS LTD .........................            328
    160,645     SHURGARD STORAGE CENTERS, INC (CLASS A)  .......          5,141
    846,061     SINGAPORE AIRLINES LTD .........................          5,040
    266,090     SKYWEST, INC ...................................          6,772
    784,000     SMRT CORP LTD ..................................            304
  4,481,334     SOUTHWEST AIRLINES CO ..........................         82,815
    952,739     STAGECOACH GROUP PLC ...........................          1,026
  1,736,000   e SUMITOMO WAREHOUSE CO LTD ......................          4,583
    311,706   * SWIFT TRANSPORTATION CO, INC ...................          6,705
         96   * SWISSAIR GROUP .................................              0
    601,000   * TOBU RAILWAY CO LTD ............................          1,582
  1,338,327   e TOKYU CORP .....................................          4,034
    370,447  e* U.S. AIRWAYS GROUP, INC ........................          2,349
    291,367  e* UAL CORP .......................................          3,933
  1,377,103     UNION PACIFIC CORP .............................         78,492
  1,293,700     UNITED PARCEL SERVICE, INC (CLASS B) ...........         70,507
    144,580     USFREIGHTWAYS CORP .............................          4,540
    148,465     WERNER ENTERPRISES, INC ........................          3,608
      2,289     WEST JAPAN RAILWAY CO ..........................         10,235
  1,378,893     YAMATO TRANSPORT CO LTD ........................         25,987
    129,604   * YELLOW CORP ....................................          3,253
                                                                    -----------
                TOTAL TRANSPORTATION                                    991,633
                                                                    -----------
UTILITIES--8.90%
 29,782,527     A T & T CORP ..................................         540,255
    229,837   * A T & T LATIN AMERICA CORP (CLASS A) ..........             271
 16,881,023   * A T & T WIRELESS SERVICES, INC ................         242,580
     98,463     ACEA S.P.A ....................................             668
    169,112  e* ADELPHIA BUSINESS SOLUTIONS, INC ..............              98
  2,273,692   * AES CORP ......................................          37,175
    295,707     AGL RESOURCES, INC ............................           6,807
        668     AGUAS DE BARCELONA S.A. (NEW) .................               8
    109,721     AGUAS DE BARCELONA S.A ........................           1,368
     63,811   * AIRGATE PCS, INC ..............................           2,907
    372,844   * ALAMOSA HOLDINGS, INC .........................           4,448
     55,317   * ALASKA COMMUNICATIONS SYSTEMS GROUP, INC ......             441
    890,779     ALLEGHENY ENERGY, INC .........................          32,264
    447,893   * ALLEGIANCE TELECOM, INC .......................           3,713
    144,185   * ALLEN TELECOM, INC ............................           1,226
    439,541     ALLETE, INC ...................................          11,076
  1,951,841     ALLIANT ENERGY CORP ...........................          59,258
  1,750,018     ALLTEL CORP ...................................         108,029
    937,255     AMEREN CORP ...................................          39,646
  1,723,981     AMERICAN ELECTRIC POWER CO, INC ...............          75,045
  1,091,301   * AMERICAN TOWER CORP (CLASS A) .................          10,335
    102,463   * AQUILA, INC ...................................           1,752
     26,213     ATHENS WATER SUPPLY & SEWAGE ..................             148
    219,643     ATMOS ENERGY CORP .............................           4,667
  2,260,397     AUSTRALIAN GAS LIGHT CO LTD ...................          10,510
    105,675     AUTOPISTAS CONCESIONARIA ESPANOLA S.A .........           1,053
  8,872,421   e AUTOSTRADE-CONCESSIONI E COSTRUZIONI
                AUTOSTRADE S.P.A ..............................          61,620
    256,707     AVISTA CORP ...................................           3,404
    328,418     AWG PLC .......................................           2,581
215,435,596   * AWG PLC (REDMBLE SHS) .........................             282
    836,649     BCE, INC ......................................          18,873
 10,664,238     BELLSOUTH CORP ................................         406,841

    145,846     BLACK HILLS CORP ..............................           4,935
    355,409     BOUYGUES S.A ..................................          11,646
  1,629,322     BRISA-AUTO ESTRADAS DE PORTUGAL S.A ...........           6,906
  7,143,386     BRITISH ENERGY PLC ............................          23,704
  1,329,300   * BROADWING, INC ................................          12,628
 33,077,732   * BT GROUP PLC ..................................         121,798
  4,748,669     CABLE & WIRELESS PLC ..........................          22,842
  1,692,573  e* CALPINE CORP ..................................          28,418
     63,072     CASCADE NATURAL GAS CORP ......................           1,391
     23,375   * CENTENNIAL COMMUNICATIONS CORP ................             239
     54,860     CENTRAL VERMONT PUBLIC SERVICE CORP ...........             916
    755,177     CENTURYTEL, INC ...............................          24,770
     88,393     CH ENERGY GROUP, INC ..........................           3,842
     39,200   * CHILES OFFSHORE, INC ..........................             780
     40,967  e* CHOICE ONE COMMUNICATIONS, INC ................             143
    836,229     CHUBU ELECTRIC POWER CO, INC ..................          15,058
    849,960     CINERGY CORP ..................................          28,414
  1,524,637   * CITIZENS COMMUNICATIONS CO ....................          16,253
    217,780     CLECO CORP ....................................           4,785
  2,798,045     CLP HOLDINGS LTD ..............................          10,675
  6,069,644     CMS ENERGY CORP ...............................         145,854
     60,369   * COMMONWEALTH TELEPHONE ENTERPRISES, INC .......           2,747
    419,791     CONECTIV ......................................          10,281
     33,192     CONNECTICUT WATER SERVICE, INC ................             981
  1,135,888     CONSOLIDATED EDISON, INC ......................          45,844
    872,154     CONSTELLATION ENERGY GROUP, INC ...............          23,156
    512,225     CONTACT ENERGY LTD ............................             849
  1,024,790   * CROWN CASTLE INTERNATIONAL CORP ...............          10,945
     83,363     CT COMMUNICATIONS, INC ........................           1,376
  5,029,177     DEUTSCHE TELEKOM AG. (REGD) ...................          86,873
    130,185   * DOBSON COMMUNICATIONS CORP (CLASS A) ..........           1,112
  1,408,636     DOMINION RESOURCES, INC .......................          84,659
    674,695     DPL, INC ......................................          16,247
    295,711     DQE, INC ......................................           5,598
    866,254     DTE ENERGY CO .................................          36,331
  4,458,254     DUKE ENERGY CORP ..............................         175,031
  1,405,386     DYNEGY, INC (CLASS A) .........................          35,837
     11,198  e* E.BISCOM S.P.A ................................             510
  2,168,055     E.ON AG .......................................         112,737
  1,752,162  *  EDISON INTERNATIONAL ..........................          26,458
  2,929,887     EL PASO CORP ..................................         130,702
    280,331   * EL PASO ELECTRIC CO ...........................           4,065
     40,808     ELECTRABEL S.A ................................           8,502
      2,000   * ELECTRABEL S.A. (STRIP VVPR) ..................               1
  2,855,728     ELECTRICIDADE DE PORTUGAL S.A .................           6,204
     94,957     EMPIRE DISTRICT ELECTRIC CO ...................           1,994
  1,788,929   e ENDESA S.A ....................................          27,987
  3,231,727   e ENEL S.P.A ....................................          18,215
    145,765     ENERGEN CORP ..................................           3,593
    722,451     ENERGY EAST CORP ..............................          13,719
  4,267,018 b,e ENRON CORP ....................................           2,560
  1,421,607     ENTERGY CORP ..................................          55,599
  1,071,323     EQUITABLE RESOURCES, INC ......................          36,500
  1,823,511     EXELON CORP ...................................          87,310
  1,702,041     FIRSTENERGY CORP ..............................          59,537
     87,757  e* FOCAL COMMUNICATIONS CORP .....................              54
     13,815  e* FOCAL COMMUNICATIONS CORP WTS 12/14/07 ........               0
    992,706     FPL GROUP, INC ................................          55,989
    308,374   e FRANCE TELECOM S.A ............................          12,328
    215,122   * GENERAL COMMUNICATION, INC (CLASS A) ..........           1,835
    883,000  b* GEOTEK COMMUNICATIONS, INC ....................               9
    214,288     GN STORE NORD .................................           1,283
     37,791   * GOLDEN TELECOM, INC ...........................             441
    326,685   e GREAT PLAINS ENERGY, INC ......................           8,232
    186,536     HAWAIIAN ELECTRIC INDUSTRIES, INC .............           7,514

                        SEE NOTES TO FINANCIAL STATEMENTS

                        2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND  43

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
UTILITIES--(CONTINUED)
   362,618       HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A .....   $    5,909
    65,478       HICKORY TECH CORP ................................        1,110
 2,049,011       HONGKONG ELECTRIC HOLDINGS LTD ...................        7,620
 1,673,575     e IBERDROLA S.A ....................................       21,786
   200,485       IDACORP, INC .....................................        8,140
   125,866     * IDT CORP .........................................        2,456
   106,366     * IDT CORP (CLASS B) ...............................        1,767
    70,095     * IMPSAT FIBER NETWORKS, INC .......................           12
 2,225,692     * INTERNATIONAL POWER PLC ..........................        6,560
   223,379    e* ITC DELTACOM, INC ................................          194
 1,019,303       KANSAI ELECTRIC POWER CO, INC ....................       14,598
   434,690       KELDA GROUP PLC ..................................        2,246
   740,292       KEYSPAN CORP .....................................       25,651
   432,560       KINDER MORGAN, INC ...............................       24,089
 2,200,902    e* KPN NV ...........................................       11,190
   564,704       KYUSHU ELECTRIC POWER CO, INC ....................        8,135
   159,656     * L-3 COMMUNICATIONS HOLDINGS, INC .................       14,369
   106,346       LACLEDE GROUP, INC ...............................        2,542
   164,683     * LEAP WIRELESS INTERNATIONAL, INC .................        3,453
 6,125,849    e* LEVEL 3 COMMUNICATIONS, INC ......................       30,629
    89,809       MADISON GAS & ELECTRIC CO ........................        2,375
 3,030,891    e* MCLEODUSA, INC (CLASS A) .........................        1,121
   374,563       MDU RESOURCES GROUP, INC .........................       10,544
    91,514  b,e* METRICOM, INC ..................................              6
 2,639,153    e* METROMEDIA FIBER NETWORK, INC (CLASS A) ..........        1,161
    23,314       MIDDLESEX WATER CO ...............................          791
 1,885,302     * MIRANT CORP ......................................       30,203
   580,587     * MONTANA POWER CO .................................        3,338
    43,200     * NATCO GROUP, INC (CLASS A) .......................          302
   610,122       NATIONAL FUEL GAS CO .............................       15,070
 3,183,358       NATIONAL GRID GROUP PLC ..........................       19,829
    35,141    e* NEON COMMUNICATIONS, INC .........................           95
 1,268,667    e* NETWORK PLUS CORP ................................        1,472
    98,033       NEW JERSEY RESOURCES CORP ........................        4,588
   248,341     * NEWPOWER HOLDINGS, INC ...........................          184
 2,993,175     * NEXTEL COMMUNICATIONS, INC (CLASS A) .............       32,805
   247,466     * NEXTEL PARTNERS, INC (CLASS A) ...................        2,970
   800,413     * NIAGARA MOHAWK HOLDINGS, INC .....................       14,191
   623,508       NICOR, INC .......................................       25,963
    23,416       NIPPON TELEGRAPH & TELEPHONE CORP ................       76,291
 1,520,506       NISOURCE, INC ....................................       35,063
   314,962     * NISOURCE, INC (SAILS) ............................          731
    63,269       NORTH PITTSBURGH SYSTEMS, INC ....................        1,170
   757,462       NORTHEAST UTILITIES ..............................       13,354
   131,677       NORTHWEST NATURAL GAS CO .........................        3,358
   150,991       NORTHWESTERN CORP ................................        3,178
   275,914     * NRG ENERGY, INC ..................................        4,277
   281,688       NSTAR ............................................       12,634
    95,273     * NTELOS, INC ......................................        1,476
   923,615    e* NTL, INC .........................................          868
     7,190       NTT DOCOMO, INC ..................................       84,485
    75,708       NUI CORP .........................................        1,794
     9,773     e OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG
                   (A SHS) ........................................          731
   415,417       OGE ENERGY CORP ..................................        9,588
    37,000     * OIL STATES INTERNATIONAL, INC ....................          337
    99,141     * OMNISKY CORP .....................................            1
   292,343       ONEOK, INC .......................................        5,215
   165,600     * ORION POWER HOLDINGS .............................        4,322
   126,092       OTTER TAIL CORP ..................................        3,674
 2,079,036     * P G & E CORP .....................................       40,001
10,328,737     * PACIFIC CENTURY CYBERWORKS LTD ...................        2,848
   184,962       PANAFON HELLENIC TELECOM S.A .....................          955
   415,943       PEOPLES ENERGY CORP ..............................       15,777

   127,429     * PETROQUEST ENERGY, INC ...........................         678
   165,737       PIEDMONT NATURAL GAS CO, INC .....................       5,933
   195,829     * PINNACLE HOLDINGS, INC ...........................          67
   582,323       PINNACLE WEST CAPITAL CORP .......................      24,370
   212,722       PNM RESOURCES, INC ...............................       5,946
 2,191,010     * PORTUGAL TELECOM SGPS S.A. (REGD) ................      17,070
   538,068       POTOMAC ELECTRIC POWER CO ........................      12,144
   785,853       PPL CORP .........................................      27,387
   260,561     * PRICE COMMUNICATIONS CORP ........................       4,974
 1,166,147       PROGRESS ENERGY, INC .............................      52,512
   496,039     * PROGRESS ENERGY, INC (CVO) .......................         223
 1,116,673       PUBLIC SERVICE ENTERPRISE GROUP, INC .............      47,112
   451,178       PUGET ENERGY, INC ................................       9,876
   847,731       QUESTAR CORP .....................................      21,236
    45,090     * QUICKSILVER RESOURCES, INC .......................         859
 8,360,093       QWEST COMMUNICATIONS INTERNATIONAL, INC ..........     118,128
 1,732,600    e* RCN CORP .........................................        5,077
 2,874,558       RELIANT ENERGY, INC ..............................       76,233
   484,757     * RELIANT RESOURCES, INC ...........................        8,003
   186,811       RGS ENERGY GROUP, INC ............................        7,024
    39,164     * RURAL CELLULAR CORP (CLASS A) ....................          871
 1,253,367     e RWE AG ...........................................       47,374
   208,251     * SBA COMMUNICATIONS CORP ..........................        2,711
24,172,890       SBC COMMUNICATIONS, INC ..........................      946,852
   559,639       SCANA CORP .......................................       15,575
 2,079,532       SCOTTISH & SOUTHERN ENERGY PLC ...................       18,462
 2,703,579       SCOTTISH POWER PLC ...............................       14,952
    90,734     e SEMCO ENERGY, INC ................................          975
 1,116,109       SEMPRA ENERGY ....................................       27,400
   259,815       SEVERN TRENT PLC .................................        2,719
       146       SHUN TAK HOLDINGS LTD ............................            0
   540,559       SIERRA PACIFIC RESOURCES .........................        8,135
 7,636,530       SINGAPORE TELECOMMUNICATIONS LTD .................        7,279
   597,584     e SONERA OYJ .......................................        3,028
    60,042       SOUTH JERSEY INDUSTRIES, INC .....................        1,957
 6,717,839       SOUTHERN CO ......................................      170,297
   178,314     * SOUTHERN UNION CO ................................        3,363
   151,119       SOUTHWEST GAS CORP ...............................        3,378
   154,990     * SOUTHWESTERN ENERGY CO ...........................        1,612
   365,231    e* SPECTRASITE HOLDINGS, INC ........................        1,311
 4,799,682       SPRINT CORP (FON GROUP) ..........................       96,378
 5,947,456    e* SPRINT CORP (PCS GROUP) ..........................      145,177
 3,338,718       SUEZ S.A .........................................      101,075
   618,070       SUEZ S.A .........................................       18,436
   121,931       SWISSCOM AG. (REGD) ..............................       33,782
   913,761       TDC AS ...........................................       32,555
   750,256       TECO ENERGY, INC .................................       19,687
    92,704    e* TELE2 AB (B SHS) .................................        3,341
 8,111,201       TELECOM CORP OF NEW ZEALAND LTD ..................       16,888
 7,041,762     e TELECOM ITALIA S.P.A .............................       60,192
 1,481,396     e TELECOM ITALIA S.P.A.(RNC) .......................        7,914
   313,865     * TELECORP PCS, INC (CLASS A) ......................        3,914
12,339,158     * TELEFONICA S.A ...................................      165,131
     6,846     * TELEFONICA S.A. (SPON ADR) .......................          274
   184,214     * TELEKOM AUSTRIA AG ...............................        1,527
   477,421       TELENOR ASA ......................................        2,055
   282,399       TELEPHONE & DATA SYSTEMS, INC ....................       25,345
 1,362,132     e TELIA AB .........................................        6,064
 6,229,522       TELSTRA CORP LTD .................................       17,348
   105,881       TELUS CORP .......................................        1,608
 7,164,195     e TIM S.P.A ........................................       39,996
   377,962     * TIME WARNER TELECOM, INC (CLASS A) ...............        6,686
   143,353    e* TISCALI S.P.A ....................................        1,299
   755,170       TOHOKU ELECTRIC POWER CO, INC ....................       10,360
 2,525,382       TOKYO ELECTRIC POWER CO, INC .....................       53,760

                        SEE NOTES TO FINANCIAL STATEMENTS

44  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
UTILITIES--(CONTINUED)
     395,480       TRANSALTA CORP ................................  $     5,351
     193,414     * TRITON PCS HOLDINGS, INC (CLASS A) ............        5,677
   2,971,459       TXU CORP ......................................      140,104
      82,358     * U.S. CELLULAR CORP ............................        3,727
     158,643     * U.S. UNWIRED, INC (CLASS A) ...................        1,615
     287,547     * UBIQUITEL, INC ................................        2,142
     146,204       UGI CORP ......................................        4,415
      65,154       UIL HOLDINGS CORP .............................        3,342
     497,656       UNION FENOSA S.A ..............................        8,056
     167,970       UNISOURCE ENERGY CORP .........................        3,055
     776,257       UNITED UTILITIES PLC ..........................        6,954
     624,588       UTILICORP UNITED, INC .........................       15,721
      17,070     * VAST SOLUTIONS, INC (CLASS B1) ................            0
      17,070     * VAST SOLUTIONS, INC (CLASS B2) ................            0
      17,070     * VAST SOLUTIONS, INC (CLASS B3) ................            0
     363,954       VECTREN CORP ..................................        8,728
  18,445,617       VERIZON COMMUNICATIONS, INC ...................      875,048
     600,022     e VIVENDI ENVIRONNEMENT .........................       20,013
     600,022    e* VIVENDI ENVIRONNEMENT WTS 03/08/06 ............          246
 203,249,812       VODAFONE GROUP PLC ............................      531,718
   2,068,324       VODAFONE GROUP PLC (SPON ADR) .................       53,115
      97,284     * WEST CORP .....................................        2,427
     112,768       WESTERN GAS RESOURCES, INC ....................        3,645
     365,972       WESTERN RESOURCES, INC ........................        6,295
     613,754     * WESTERN WIRELESS CORP (CLASS A) ...............       17,339
     255,210       WGL HOLDINGS, INC .............................        7,419
   2,436,501    e* WILLIAMS COMMUNICATIONS GROUP, INC ............        5,726
   2,734,485       WILLIAMS COS, INC .............................       69,784
     110,000  b,e* WINSTAR COMMUNICATIONS, INC ...................            2
     627,811       WISCONSIN ENERGY CORP .........................       14,163
     644,102       WORLDCOM, INC (MCI GROUP) .....................        8,180
  18,738,485     * WORLDCOM, INC (WORLDCOM GROUP) ................      263,838
     150,263       WPS RESOURCES CORP ............................        5,492
   1,994,690       XCEL ENERGY, INC ..............................       55,333
   2,014,503    e* XO COMMUNICATIONS, INC (CLASS A) ..............          194
                                                                    -----------
                   TOTAL UTILITIES                                    8,821,442
                                                                    -----------
                   TOTAL COMMON STOCK
                    (COST $78,141,964)                               97,937,635
                                                                    -----------
 PRINCIPAL
------------
SHORT TERM INVESTMENTS--2.11%
 BANKERS ACCEPTANCES--0.04%
                CC (USA), INC
$ 25,000,000     d 4.250%, 05/20/02 ..............................       25,190
                FORD MOTOR CREDIT CORP
  15,790,000       6.500%, 02/28/02 ..............................       15,877
                                                                    ------------
                TOTAL BANKERS ACCEPTANCES                                41,067
                                                                    ------------
 CERTIFICATES OF DEPOSIT--0.10%
                NATIONAL WESTMINSTER BANK NY
  25,000,000     d 4.160%, 05/15/02 ..............................       25,214
  25,000,000     d 4.200%, 05/15/02 ..............................       25,210
                RABOBANK
  50,000,000     d 4.240%, 06/18/02 ..............................       50,525
                                                                    ------------
                TOTAL CERTIFICATES OF DEPOSIT                           100,949
                                                                    ------------
 COMMERCIAL PAPER--1.00%
                ABBOT LABORATORIES
  25,000,000     c 1.760%, 01/04/02 ..............................       24,995
                AMERICAN HONDA FINANCE, CORP
  25,000,000       1.750%, 01/31/02 ..............................       24,961
  25,000,000       1.800%, 01/31/02 ..............................       24,961
                ANHEUSER-BUSCH CO
  24,490,000       1.770%, 02/13/02 ..............................       24,436

   PRINCIPAL                                                        VALUE (000)
   ---------                                                        ----------
                ASSET SECURITIZATION COOP CORP
$ 46,000,000     c 2.090%, 01/08/02 ..............................  $    45,981
                CAMPBELL SOUP CO
  15,000,000       1.930%, 02/08/02 ..............................       14,957
                CIESCO LP
  50,000,000     1.760%, 01/04/02 ................................       49,990
                CITICORP
  50,000,000     1.700%, 01/07/02 ................................       49,983
                COCA-COLA ENTERPRISES, INC
  17,000,000     c 1.760%, 02/27/02 ..............................       16,951
                CORPORATE ASSET FUNDING CORP, INC
  50,000,000     c 1.850%, 02/07/02 ..............................       49,904
                DELAWARE FUNDING CORP
  25,000,000     c 1.840%, 01/14/02 ..............................       24,982
  26,000,000     c 1.880%, 01/22/02 ..............................       25,971
                ENTERPRISE FUNDING CORP
  20,000,000     c 1.900%, 01/07/02 ..............................       19,993
  27,190,000     c 1.820%, 01/15/02 ..............................       27,169
                EQUILON ENTERPRISES LLC
  11,300,000     1.800%, 01/16/02 ................................       11,291
  15,000,000     1.750%, 01/17/02 ................................       14,987
  25,000,000     1.770%, 01/18/02 ................................       24,977
                GANNETT, INC
  25,000,000     c 1.780%, 01/18/02 ..............................       24,977
  25,000,000     1.900%, 01/30/02 ................................       24,962
                GENERAL ELECTRIC CAPITAL CORP
  50,000,000     1.950%, 01/04/02 ................................       49,990
                GENERAL MILLS
  25,000,000     c 2.520%, 01/30/02 ..............................       24,946
                GREYHAWK FUNDING LLC
  26,000,000     c 1.780%, 01/10/02 ..............................       25,987
  25,000,000     c 2.050%, 01/18/02 ..............................       24,977
                HD REAL ESTATE FUNDING CORP
  25,000,000     1.820%, 05/06/02 ................................       24,842
                HOME DEPOT FUNDING CORP
  25,000,000     c 2.050%, 05/21/02 ..............................       24,823
                KITTY HAWK FUNDING CORP
  50,000,000     c 1.890%, 01/22/02 ..............................       49,945
                MORGAN STANLEY DEAN WITTER
  25,000,000     1.800%, 01/18/02 ................................       24,977
                PACCAR FINANCIAL CORP
  25,000,000     1.900%, 01/22/02 ................................       24,974
  25,000,000     1.900%, 02/01/02 ................................       24,960
                PREFERRED RECEIVABLES FUNDING CORP
  22,500,000     c 1.800%, 01/07/02 ..............................       22,492
  29,030,000     c 1.820%, 01/25/02 ..............................       28,994
                RECEIVABLES CAPITAL CORP
  13,098,000     c 1.880%, 01/23/02 ..............................       13,083
                SBC COMMUNICATIONS, INC
  50,000,000     c 1.850%, 01/23/02 ..............................       49,942
                VERIZON NETWORK FUNDING CORP
  30,000,000     1.750%, 01/25/02 ................................       29,962
  21,000,000     1.840%, 02/26/02 ................................       20,940
                                                                    ------------
                TOTAL COMMERCIAL PAPER                                  992,262
                                                                    ------------
MEDIUM TERM BONDS--0.10%
                BETA FINANCE, INC
  25,000,000     d 4.650%, 04/22/02 ..............................       25,202
  29,800,000     d 4.325%, 05/03/02 ..............................       30,018
                CC (USA), INC
     400,000     4.650%, 04/22/02 ................................          403
                GENERAL MOTORS ACCEPTANCE CORP
  15,300,000     5.500%, 01/14/02 ................................       15,315
  25,000,000     d 5.910%, 03/11/02 ..............................       25,388
                                                                    ------------
                TOTAL MEDIUM TERM BONDS                                  96,326
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 45

          Statement of Investments - STOCK ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   PRINCIPAL                                                        VALUE (000)
   ---------                                                        ----------
U.S. GOVERNMENT AND AGENCIES--0.73%
                FEDERAL HOME LOAN BANK (FHLB)
$25,000,000      d 6.750%, 05/01/02 .............................  $     25,409
 25,000,000        6.250%, 11/15/02 .............................        25,865
                FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
282,700,000      d 1.480%, 01/02/02 .............................       282,674
 21,000,000        1.700%, 01/02/02 .............................        20,998
 12,200,000        1.890%, 01/08/02 .............................        12,195
 24,286,000        1.935%, 01/08/02 .............................        24,276
 25,000,000        1.730%, 01/15/02 .............................        24,982
 17,025,000        1.965%, 01/15/02 .............................        17,012
 58,022,000        1.700%, 01/18/02 .............................        57,972
 21,050,000        1.700%, 01/29/02 .............................        21,020
 24,000,000        2.240%, 01/30/02 .............................        23,965
 11,907,000        2.120%, 04/25/02 .............................        11,840
 25,000,000      d 3.910%, 05/23/02 .............................        24,822
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 34,000,000        1.500%, 01/02/02 .............................        33,997
  4,000,000        2.000%, 01/24/02 .............................         3,995
 32,000,000        1.740%, 02/14/02 .............................        31,931
  3,000,000        1.700%, 03/07/02 .............................         2,990
 50,000,000      d 1.735%, 03/21/02 .............................        49,807
 25,000,000        3.870%, 03/22/02 .............................        24,902
                                                                   ------------
                TOTAL U.S. GOVERNMENT AND AGENCIES                      720,652
                                                                   ------------
 VARIABLE RATE NOTES--0.14%
                CC (USA), INC
 42,000,000        1.645%, 05/08/02 .............................        42,000
                FORD MOTOR CREDIT CORP
 10,000,000      d 2.490%, 01/22/02 .............................         9,998
 20,000,000        2.716%, 07/16/02 .............................        19,928
                GENERAL MOTORS ACCEPTANCE CORP
 22,000,000        1.820%, 04/05/02 .............................        21,967
                SIGMA FINANCE, INC
 25,000,000        1.670%, 04/10/02 .............................        25,010
 25,000,000        1.670%, 04/30/02 .............................        25,011
                                                                   ------------
                TOTAL VARIABLE RATE NOTES                               143,914
                                                                   ------------
                TOTAL SHORT TERM INVESTMENTS
                  (COST $2,092,761)                                   2,095,170
                                                                   ------------
                TOTAL PORTFOLIO--101.04%
                  (COST $80,437,435)                                100,194,640

                OTHER ASSETS & LIABILITIES, NET--(1.04)%             (1,032,619)
                                                                   ------------

                NET ASSETS--100.00%                                $ 99,162,021
                                                                   ============
----------
*  Non-income producing
a  Affiliated holding
b  In bankcruptcy
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e   All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2001, the value of these securities amounted to $130,234,629 or 0.13% of net assets.

Additional information on each restricted security is as follows:

SECURITY                             ACQUISITION DATE       ACQUISITION COST
--------                             ----------------       ----------------
BARING VOSTOK L.P.                           02/12/01         $15,230,997
BB BIOVENTURES L.P.                          03/24/98           5,092,720
BELO CORP (CLASS B)                          05/23/88           1,900,588
CRESTARAN INTERNATIONAL INVESTMENT BV        09/30/94                   0
DOW JONES & CO, INC (CLASS B)                07/31/86           6,128,067
GENESOFT SERIES C FINANCING                  06/20/00           7,000,000
GENESOFT SERIES D FINANCING                  08/09/01           2,000,000
HAFNIA HOLDINGS AS (REGD) (A SHS)            08/30/91             136,697
HAFNIA HOLDINGS AS (REGD) (B SHS)            07/29/88             159,638
INTERNATIONAL HYDRON LIQUIDATING TRUST       11/13/97                   0
LEE ENTERPRISES, INC (CLASS B)               03/31/86              60,768
MEREDITH CORP (CLASS B)                      12/30/86           1,185,216
MPM BIOVENTURES II-QP LP                     02/28/00          13,321,387
NETGENICS, INC CV SERIES D                   03/20/98           5,517,450
NETGENICS, INC STOCK OPTIONS 03/20/08        06/08/98                   0
POWER PACIFIC LTD                            05/29/91             157,863
PROMET BERHAD                                12/30/98               6,669
SILVERSTONE BERHAD                           12/30/98               1,173
SKYLINE VENTURE PARTNERS QUALIFIED II        02/15/00           2,531,251
STARRETT (L.S.) CO (CLASS B)                 10/07/88             798,235
WRIGLEY (WM) JR CO (CLASS B)                 04/30/86           2,007,603
ZEBRA TECHNOLOGIES CORP (CLASS B)            10/29/98              43,233
                                                              -----------
                                                              $63,279,555
                                                              ===========

                                   TRANSACTIONS WITH AFFILIATED COMPANIES--JANUARY 1, 2001 - DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
                        VALUE AT       PURCHASE                     REALIZED        DIVIDEND       SHARES AT           VALUE AT
     ISSUE         DECEMBER 31, 2000     COST        PROCEEDS      GAIN(LOSS)        INCOME    DECEMBER 31, 2001   DECEMBER 31, 2001
     -----         -----------------   --------      --------      ----------       --------   -----------------   -----------------

AUTOLIV, INC               **        $47,718,998    $1,016,579     $(306,247)      $1,359,302      6,195,047         $125,821,404
BARING VOSTOK L.P.         **          5,092,719            --            --               --      5,092,719            5,092,719
BETHLEHEM STEEL CORP       **         10,756,923         1,906        (2,435)              --      8,598,375            3,869,269
CYBERPLEX, INC        $ 2,906,052              0        31,179      (321,128)              --             --              *
MARTEK BIOSCIENCES
  CORP                 15,743,088      2,045,623            --            --               --      1,358,382           29,544,809
TPI ENTERPRISES, INC        5,535             --         4,162         4,162               --             --              *
                      -----------    -----------    ----------     ---------       ----------                        ------------
TOTAL AFFILIATED
  TRANSACTIONS        $18,654,675    $65,614,263    $1,053,826     $(625,648)      $1,359,302                        $164,328,201
                      ===========    ===========    ==========     =========       ==========                        ============

----------
** Not an Affiliate as of December 31, 2000
 * Not an Affiliate as of December 31, 2001

46 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

                               Summary by Country

                             VALUE (000)                         %
                             -----------                      ------
DOMESTIC:
   UNITED STATES ..........  $3,844,259                        56.72%
                             ----------                       ------
   TOTAL DOMESTIC             3,844,259                        56.72
                             ----------                       ------

FOREIGN:
   AUSTRALIA ..............      86,306                         1.27
   AUSTRIA ................       1,202                         0.02
   BELGIUM ................      18,815                         0.28
   BERMUDA ................      66,274                         0.98
   CANADA .................     145,009                         2.14
   DENMARK ................      12,771                         0.19
   FINLAND ................      63,668                         0.94
   FRANCE .................     228,840                         3.38
   GERMANY ................     178,870                         2.64
   GREECE .................       3,764                         0.05
   HONG KONG ..............      34,027                         0.50
   IRELAND ................      20,628                         0.30
   ITALY ..................      81,526                         1.20
   JAPAN ..................     545,328                         8.05
   KOREA ..................       4,567                         0.07
   NETHERLANDS ............     202,599                         2.99
   NEW ZEALAND ............       1,335                         0.02
   NORWAY .................       5,095                         0.08
   PORTUGAL ...............       8,526                         0.13
   SINGAPORE ..............       9,903                         0.14
   SOUTH AFRICA ...........       7,856                         0.12
   SPAIN ..................      73,755                         1.09
   SWEDEN .................      50,394                         0.74
   SWITZERLAND ............     210,653                         3.11
   THAILAND ...............         866                         0.01
   UNITED KINGDOM .........     715,693                        10.56
                             ----------                       ------
   TOTAL FOREIGN              2,778,270                        41.00
   SHORT TERM INVESTMENT        154,261                         2.28
                             ----------                       ------
   TOTAL PORTFOLIO           $6,776,790                       100.00%
                             ==========                       ======


  PRINCIPAL                                             VALUE (000)
  ---------                                             -----------

CORPORATE BONDS--0.00%
  AEROSPACE AND DEFENSE--0.00%
                 BAE SYSTEMS PLC
     16,542    (1) 7.450%, 11/30/03 ....................    $     11
                                                            --------
                 TOTAL AEROSPACE AND DEFENSE                      11
                                                            --------
 FINANCIAL SERVICES--0.00%
                 AMP REINSURANCE NOTE
     25,973    (2) 7.000%, 02/10/05 ....................           0
                 BANCA INTESA S.P.A. (CV DEB)
 35,899,000    (3) 4.700%, 01/01/03 ....................          58
                                                            --------
                 TOTAL FINANCIAL SERVICES                         58
                                                            --------

                 TOTAL CORPORATE BONDS
                  (COST $81)                                      69
                                                            --------
----------
(1) Denominated in British Pounds
(2) Denominated in Australian Dollars
(3) Denominated in Italian Lira

   SHARES                                                            VALUE (000)
   ------                                                            -----------

PREFERRED STOCK--0.08%
 CONSUMER CYCLICAL--0.08%
      4,620        HUGO BOSS AG. .................................         $ 96
      5,430        MAN AG. .......................................           90
    432,536        NEWS CORP LTD .................................        2,890
      4,035      e PORSCHE AG. ...................................        1,541
     12,855        PROSIEBEN MEDIA AG. ...........................           64
     27,314        VOLKSWAGEN AG. ................................          843
                                                                    -----------
                   TOTAL CONSUMER CYCLICAL                                5,524
                                                                    -----------
 HEALTH CARE--0.00%
      5,003        FRESENIUS MEDICAL CARE ........................          223
                                                                    -----------
                   TOTAL HEALTH CARE                                        223
                                                                    -----------

                   TOTAL PREFERRED STOCK
                    (COST $7,120)                                         5,747
                                                                    -----------
COMMON STOCK--98.55%
 AEROSPACE AND DEFENSE--0.87%
  1,549,235        BAE SYSTEMS PLC ...............................        6,978
    158,251        BOEING CO .....................................        6,137
     43,700      e EUROPEAN AERONAUTIC DEFENSE AND SPACE CO ......          531
    122,410        GENERAL DYNAMICS CORP .........................        9,749
    781,856      * GENERAL MOTORS CORP (CLASS H) .................       12,080
    267,702        LOCKHEED MARTIN CORP ..........................       12,493
     15,868        PERKINELMER, INC ..............................          556
    260,546        RAYTHEON CO ...................................        8,460
     74,061        ROLLS-ROYCE PLC ...............................          179
    116,189        SMITHS GROUP PLC ..............................        1,145
     11,463      e THALES S.A. ...................................          396
        768        ZODIAC S.A. ...................................          139
                                                                    -----------
                   TOTAL AEROSPACE AND DEFENSE                           58,843
                                                                    -----------
 BASIC INDUSTRIES--4.83%
     72,298        ABITIBI-CONSOLIDATED, INC .....................          527
     10,588        ACERINOX S.A. .................................          354
      7,674        ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.         187
     88,855        AGGREKO PLC ...................................          472
     18,512        AGRIUM, INC ...................................          195
     41,495        AIR PRODUCTS & CHEMICALS, INC .................        1,947
    114,815        AKZO NOBEL NV .................................        5,127
    121,660        ALCAN, INC ....................................        4,356
    139,158        ALCOA, INC ....................................        4,947
      1,629        ALUMINUM OF GREECE S.A.I.C. ...................           48
     93,064        AMCOR LTD .....................................          341
     31,998        AMEC PLC ......................................          184
     78,800        ANGLO AMERICAN PLATINUM CORP LTD ..............        2,935
    165,642        ASAHI KASEI CORP ..............................          581
     11,634      e ASSIDOMAN AB ..................................          292
     19,316        AVERY DENNISON CORP ...........................        1,092
     29,811        BARRATT DEVELOPMENTS PLC ......................          186
    127,952        BARRICK GOLD CORP .............................        2,040
     21,099        BARRICK GOLD CORP (U.S.) ......................          337
    221,659        BASF AG. ......................................        8,260
    270,232        BAYER AG. .....................................        8,590
     22,165        BERKELEY GROUP PLC ............................          228
  1,104,467        BHP BILLITON LTD ..............................        5,936
    735,912        BHP BILLITON PLC ..............................        3,738
      5,039        BLACK & DECKER CORP ...........................          190
    163,778        BOC GROUP PLC .................................        2,527
      1,832        BOEHLER-UDDEHOLM AG. ..........................           73
  2,463,053        BORAL LTD .....................................        4,148
     60,509        BPB PLC .......................................          264
      8,813        BUDERUS AG. ...................................          241
     17,076        BUHRMANN NV ...................................          187
      8,837        CAMECO CORP ...................................          217
        236        CARILLION PLC .................................            0
    164,169      * CARTER HOLT HARVEY LTD ........................          116

                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 47

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
BASIC INDUSTRIES--(CONTINUED)
   16,477     CENTEX CORP .......................................      $     941
   81,000     CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD ...........            126
   21,087     CIBA SPECIALTY CHEMICALS AG. (REGD) ...............          1,318
   10,170     CIMPOR CIMENTOS DE PORTUGAL S.A ...................            178
   28,715     CLARIANT AG. (REGD) ...............................            540
   27,824     COMPAGNIE DE SAINT-GOBAIN .........................          4,199
3,873,798   * CORUS GROUP PLC ...................................          4,059
   69,784     CRH PLC (IRELAND) .................................          1,232
  149,271     CRH PLC (UNITED KINGDOM) ..........................          2,625
1,534,407     CSR LTD ...........................................          5,333
   47,221     DAICEL CHEMICAL INDUSTRIES LTD ....................            139
  118,000     DAINIPPON INK & CHEMICALS, INC ....................            168
   17,795     DAITO TRUST CONSTRUCTION CO LTD ...................            272
   70,779     DAIWA HOUSE INDUSTRY CO LTD .......................            404
   51,000     DENKI KAGAKU KOGYO KK .............................            118
   11,903     DOFASCO, INC ......................................            192
   25,172     DOMTAR, INC .......................................            252
  612,162     DOW CHEMICAL CO ....................................        20,679
  193,322     DU PONT (E.I.) DE NEMOURS & CO .....................         8,218
    4,962     ELKEM ASA ..........................................            83
   13,900     FALCONBRIDGE LTD ...................................           140
   53,000     FLETCHER BUILDING LTD ..............................            65
  435,960   * FLETCHER CHALLENGE FORESTS LTD .....................            40
   15,706     FLUOR CORP (NEW) ...................................           587
    9,233     FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A ..........           191
      328     FORBO HOLDING AG. (REGD) ...........................           100
    8,037     FORDING, INC .......................................           142
   27,429   * FRANCO-NEVADA MINING CORP LTD ......................           405
   29,871     GEORGIA-PACIFIC CORP (GEORGIA-PACIFIC GROUP) .......           825
   23,297     GRUPO DRAGADOS S.A .................................           312
  939,601     HANSON PLC .........................................         6,482
    1,200     HEIDELBERGER ZEMENT AG. (BELGIUM) ..................            56
    3,109     HEIDELBERGER ZEMENT AG. (GERMANY) ..................           144
    1,200     HEIDELBERGER ZEMENT AG. (STRIP VVPR) ...............             0
    9,785     HELLENIC TECHNODOMIKI S.A ..........................            54
    5,275     HOGANAS AB (B SHS) .................................            82
    8,717     HOLCIM LTD (BR) ....................................         1,880
    8,658     HOLMEN AB (B SHS) ..................................           197
   44,543     ILUKA RESOURCES LTD ................................           101
    1,349   e IMERYS S.A .........................................           129
  246,972     IMPERIAL CHEMICAL INDUSTRIES PLC ...................         1,362
  121,429   * INCO LTD ...........................................         2,058
1,039,587   * INCO LTD (U.S.) ....................................        17,611
   83,256     INTERNATIONAL PAPER CO .............................         3,359
    3,310   * ISHIHARA SANGYO KAISHA LTD .........................             5
   17,410   e ITALCEMENTI S.P.A ..................................           136
   61,260     JAMES HARDIE INDUSTRIES NV .........................           188
1,505,000   e JGC CORP ...........................................        11,104
   42,447     JOHNSON MATTHEY PLC ................................           589
   28,000     JSR CORP ...........................................           188
   87,000   e KAJIMA CORP ........................................           236
   55,000     KANEKA CORP ........................................           335
  221,000   * KAWASAKI STEEL CORP ................................           224
  359,234     KIMBERLY-CLARK CORP ................................        21,482
   38,868     KINDEN CORP ........................................           180
   51,189     LAFARGE S.A. (BR) ..................................         4,781
   36,304     L'AIR LIQUIDE S.A ..................................         5,088
   27,488     LEIGHTON HOLDINGS LTD ..............................           146
   25,776     LINDE AG ...........................................         1,049
        1     LONMIN PLC .........................................             0
      400     LONZA AG. (REGD) ...................................           261
   68,804     MASCO CORP .........................................         1,686
   63,893   e MATSUSHITA ELECTRIC WORKS LTD ......................           526
    1,991     MAYR-MELNHOF KARTON AG .............................            94

   SHARES                                                           VALUE (000)
   ------                                                           -----------
   11,205      MEAD CORP ........................................      $     346
  290,226      MIM HOLDINGS LTD .................................            169
  205,182      MITSUBISHI CHEMICAL CORP .........................            437
   90,642      MITSUBISHI GAS CHEMICAL CO, INC ..................            127
  194,215    * MITSUBISHI MATERIALS CORP ........................            265
   35,000    e MITSUBISHI PAPER MILLS LTD .......................             50
   91,000      MITSUI CHEMICALS, INC ............................            292
   74,000      MITSUI MINING & SMELTING CO LTD ..................            243
    1,770    * NEW WORLD INFRASTUCTURE LTD ......................              1
   55,553      NEWCREST MINING LTD ..............................            118
   49,311      NEWMONT MINING CORP ..............................            942
   18,000      NIPPON KAYAKU CO LTD .............................             67
   19,000      NIPPON SANSO CORP ................................             49
  359,000      NIPPON SHOKUBAI CO LTD ...........................          1,287
2,720,207    * NIPPON STEEL CORP ................................          3,923
      131      NIPPON UNIPAC HOLDING ............................            585
   71,684    e NISHIMATSU CONSTRUCTION CO LTD ...................            212
   34,000      NISSAN CHEMICAL INDUSTRIES LTD ...................            177
  545,210    * NKK CORP .........................................            387
   24,776      NORANDA, INC .....................................            233
  229,678    * NORMANDY MINING LTD ..............................            213
   13,860      NORSKE SKOGINDUSTRIER ASA ........................            260
  154,579      NOVAR PLC ........................................            285
    8,227      NOVOZYMES AS (B SHS) .............................            166
    4,849      NUCOR CORP .......................................            257
  112,158      OBAYASHI CORP ....................................            318
  116,588      OJI PAPER CO LTD .................................            463
   86,000      OKUMURA CORP .....................................            211
  132,115      ONESTEEL LTD .....................................             75
  315,176      ORICA LTD ........................................          1,163
  102,967      ORIGIN ENERGY LTD ................................            149
   13,921      OUTOKUMPU OYJ ....................................            147
   45,075      PAPERLINX LTD ....................................            112
   22,959      PECHINEY S.A. (A SHS) ............................          1,184
   12,322    * PHELPS DODGE CORP ................................            399
  219,020      PILKINGTON PLC ...................................            357
   53,126      PLACER DOME, INC .................................            579
   17,978      POTASH CORP OF SASKATCHEWAN, INC .................          1,100
   15,784      PPG INDUSTRIES, INC ..............................            816
  489,441      PRAXAIR, INC .....................................         27,042
   22,796      RAUTARUUKKI OYJ ..................................             83
  101,759      REXAM PLC ........................................            555
    3,222      RHI AG ...........................................             21
   49,555      RIO TINTO LTD ....................................            944
  401,295      RIO TINTO PLC ....................................          7,686
   48,019      RMC GROUP PLC ....................................            433
   26,004      ROHM & HAAS CO ...................................            901
    6,043      SAPA AB ..........................................             83
  219,800    e SAPPI LTD ........................................          2,199
   13,079    * SEALED AIR CORP ..................................            534
   60,544    e SEKISUI CHEMICAL CO LTD ..........................            159
  587,816      SEKISUI HOUSE LTD ................................          4,261
   24,526      SHERWIN-WILLIAMS CO ..............................            674
   58,943      SHIMIZU CORP .....................................            200
  321,184      SHIN-ETSU CHEMICAL CO LTD ........................         11,543
    4,092    * SHOWA DENKO KK ...................................              4
   15,320      SIGMA-ALDRICH CORP ...............................            604
   60,975      SKANSKA AB (B SHS) ...............................            398
  172,525    * SMURFIT-STONE CONTAINER CORP (IRELAND) ...........            376
   74,294      SNIA S.P.A .......................................            100
   13,905    e SOLVAY S.A .......................................            838
   29,610      SONS OF GWALIA LTD ...............................            114
    6,488      STANLEY WORKS ....................................            302
  205,668      STORA ENSO OYJ (R SHS) ...........................          2,633
   53,000      SUMITOMO BAKELITE CO LTD .........................            324


48 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
BASIC INDUSTRIES--(CONTINUED)
  171,860       SUMITOMO CHEMICAL CO LTD .......................       $     584
   18,000       SUMITOMO FORESTRY CO LTD .......................              94
  869,502     * SUMITOMO METAL INDUSTRIES LTD ..................             279
   64,269       SUMITOMO METAL MINING CO LTD ...................             214
   60,189       SVENSKA CELLULOSA AB (B SHS) ...................           1,647
   13,683     e SVENSKT STAL AB (SSAB) SERIES A ................             134
    3,444       SVENSKT STAL AB (SSAB) SERIES B ................              31
   16,532     * SYNGENTA AG ....................................             856
  230,037       TAIHEIYO CEMENT CORP ...........................             349
   75,199       TAISEI CORP ....................................             163
  119,807       TAYLOR WOODROW PLC .............................             296
    4,835       TECHNICAL OLYMPIC S.A ..........................              10
   31,121     * TECK COMINCO LTD (CLASS B) .....................             248
    4,486       TEMPLE-INLAND, INC .............................             254
   54,119     e THYSSENKRUPP AG ................................             793
    4,655       TITAN CEMENT CO S.A ............................             166
   91,000       TOSOH CORP .....................................             177
  284,833       TOSTEM INAX HOLDING CORP .......................           3,853
   27,700       TOTO LTD .......................................             132
   24,100       TOYO SEIKAN KAISHA LTD .........................             308
   57,384     * TRANSURBAN GROUP LTD ...........................             128
   14,999       TRELLEBORG AB (B SHS) ..........................             115
  230,000     * UBE INDUSTRIES LTD .............................             226
    3,043       UMICORE ........................................             120
   98,452       UPM-KYMMENE OYJ ................................           3,270
    6,356       UPONOR OYJ .....................................             106
  284,785     e USINOR S.A .....................................           3,563
   10,425     e VINCI S.A ......................................             611
   13,966       VIOHALCO S.A ...................................             115
    2,584       VOEST-ALPINE AG ................................              74
   12,542       VULCAN MATERIALS CO ............................             601
    1,146     * WASHINGTON GROUP INTERNATIONAL, INC
                WTS 03/11/03 ...................................               0
  319,880       WEYERHAEUSER CO ................................          17,299
    6,554       WIENERBERGER AG ................................              92
  114,207       WIMPEY (GEORGE) PLC ............................             364
  168,765       WMC LTD ........................................             827
1,015,811       WOLSELEY PLC ...................................           8,501
                                                                       ---------
                TOTAL BASIC INDUSTRIES                                   324,334
                                                                       ---------
CONSUMER CYCLICAL--10.36%
   60,174       ACCOR S.A ......................................           2,188
   31,402       AEON CO LTD ....................................             709
   51,499       AIRTOURS PLC ...................................             187
2,011,606     * AOL TIME WARNER, INC ...........................          64,573
   20,106       AOYAMA TRADING CO LTD ..........................             192
   50,351       ARISTOCRAT LEISURE LTD .........................             170
   27,442       ARNOLDO MONDADORI EDITORE S.P.A ................             173
   13,700       ASATSU-DK, INC .................................             268
    8,000       AUTOBACS SEVEN CO LTD ..........................             186
   18,967     e AUTOGRILL S.P.A ................................             176
  524,570       AUTOLIV, INC ...................................          10,654
    4,500       AVEX, INC ......................................             134
   16,068     * BAYCORP ADVANTAGE LTD ..........................              51
  107,337       BBA GROUP PLC ..................................             442
   43,334     * BED BATH & BEYOND, INC .........................           1,469
    2,553       BEKAERT S.A ....................................              98
   10,784       BENETTON GROUP S.P.A ...........................             122
  103,369       BRIDGESTONE CORP ...............................           1,094
1,031,886     * BRITISH SKY BROADCASTING GROUP PLC .............          11,354
   21,768       BULGARI S.P.A ..................................             169
   12,623     * CANADIAN TIRE CORP (CLASS A) ...................             202
   14,083       CANAL PLUS .....................................              45
    5,400     e CAPCOM CO LTD ..................................             143
  291,449       CARLTON COMMUNICATIONS PLC .....................           1,031

   SHARES                                                           VALUE (000)
   ------                                                           -----------
   16,286      CARNIVAL CORP ....................................      $     457
   42,000      CASIO COMPUTER CO LTD ............................            182
   19,755      CASTORAMA-DUBOIS INVESTISSEMENTS .................          1,018
    1,611      CHARLES VOEGELE HOLDING AG .......................             62
  226,839    * CLEAR CHANNEL COMMUNICATIONS, INC ................         11,548
      700      CLUB MEDITERRANEE S.A ............................             26
  851,653      COLES MYER LTD ...................................          3,662
  144,223    * COMCAST CORP (CLASS A) SPECIAL ...................          5,192
1,961,859      COMPASS GROUP PLC ................................         14,705
   16,787      CONTINENTAL AG ...................................            220
  361,265    * COX COMMUNICATIONS, INC (CLASS A) ................         15,141
   67,000      CYCLE & CARRIAGE LTD .............................            112
  107,000   e* DAIEI, INC .......................................             60
   62,563      DAILY MAIL & GENERAL TRUST PLC ...................            590
   89,685      DAIMARU, INC .....................................            361
  339,189      DAIMLERCHRYSLER AG. (REGD) .......................         14,527
    6,273    e DAIMLERCHRYSLER AG. (U.S.) .......................            261
    6,189      DANA CORP ........................................             86
  127,400      DAVID JONES LTD ..................................             77
   58,673      DELPHI AUTOMOTIVE SYSTEMS CORP ...................            801
   75,013      DENSO CORP .......................................            994
      100    e DENTSU, INC ......................................            448
      556      D'IETEREN S.A ....................................             92
  498,593      DIXONS GROUP PLC .................................          1,705
   18,435      DONNELLEY (R.R.) & SONS CO .......................            547
    4,826      DOUGLAS HOLDING AG ...............................            128
    1,698      DOW JONES & CO, INC ..............................             93
   17,984      EASTMAN KODAK CO .................................            529
1,012,912      ELSEVIER NV ......................................         11,977
1,367,520      EMI GROUP PLC ....................................          7,105
   98,051      ESPRIT HOLDINGS LTD ..............................            111
   12,106      FAIRMONT HOTELS & RESORTS, INC ...................            288
  433,363      FAMILY DOLLAR STORES, INC ........................         12,992
   10,600      FAMILYMART CO LTD ................................            178
    3,915      FAST RETAILING CO LTD ............................            348
   23,160    * FEDERATED DEPARTMENT STORES, INC .................            947
   52,682    e FIAT S.P.A .......................................            845
    1,127      FIAT S.P.A. (PRIV) ...............................             12
      913      FIAT S.P.A. (RNC) ................................              9
   47,000      FIRST CAPITAL CORP LTD ...........................             28
   11,606    * FISHER & PAYKEL APPLIANCES HOLDINGS LTD ..........             49
   11,141    * FISHER & PAYKEL HEALTHCARE CORP LTD ..............             79
    2,798      FOLLI-FOLLIE S.A .................................             49
  257,489      FORD MOTOR CO ....................................          4,048
    4,019      FOUR SEASONS HOTELS, INC .........................            188
  462,620      FUJI PHOTO FILM CO LTD ...........................         16,520
   41,692      GANNETT CO, INC ..................................          2,803
   16,000      GAP, INC .........................................            223
  121,180    * GEMSTAR-TV GUIDE INTERNATIONAL, INC ..............          3,357
   71,560      GENERAL MOTORS CORP ..............................          3,478
   21,072      GENUINE PARTS CO .................................            773
  228,095      GIORDANO INTERNATIONAL LTD .......................            101
  166,270      GKN PLC ..........................................            641
   38,348      GOODYEAR TIRE & RUBBER CO ........................            913
  978,654      GRANADA PLC ......................................          2,044
   10,980      GROUPE BRUXELLES LAMBERT S.A .....................            577
   12,822      GRUPO PRISA S.A ..................................            120
   29,319    e GRUPPO EDITORIALE L'ESPRESSO S.P.A ...............             88
   11,338      GUNZE LTD ........................................             41
  335,584      GUS PLC ..........................................          3,150
   53,080      HARLEY-DAVIDSON, INC .............................          2,883
   24,359    * HARRAH'S ENTERTAINMENT, INC ......................            902
    4,473      HELLENIC DUTY FREE SHOPS S.A .....................             46
  155,135      HENNES & MAURITZ AB (B SHS) ......................          3,209
  509,786      HILTON GROUP PLC .................................          1,565

                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 49

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
 CONSUMER CYCLICAL--(CONTINUED)
   26,299     HILTON HOTELS CORP .................................     $     287
   31,000   * HINO MOTORS LTD ....................................           103
  467,976     HONDA MOTOR CO LTD .................................        18,675
  108,878     HUDSON'S BAY CO ....................................           989
   84,530     INDEPENDENT NEWS & MEDIA PLC .......................           158
   28,400     INDEPENDENT NEWSPAPERS LTD .........................            43
   29,000   * INDITEX S.A ........................................           553
   11,025   * INTERNATIONAL GAME TECHNOLOGY ......................           753
   51,202     INTERPUBLIC GROUP OF COS, INC ......................         1,513
    7,400     INTRAWEST CORP .....................................           127
   21,079     ISETAN CO LTD ......................................           216
  191,914     ITO-YOKADO CO LTD ..................................         8,669
       10     J.C. PENNEY CO, INC ................................             0
   72,378     JOHN FAIRFAX HOLDINGS LTD ..........................           142
   13,644     JOHNSON CONTROLS, INC ..............................         1,102
   16,034   * JONES APPAREL GROUP, INC ...........................           532
   90,785  e* KANEBO LTD .........................................           139
    9,365     KARSTADTQUELLE AG ..................................           366
   14,788     KESKO OYJ (B SHS) ..................................           136
  466,435     KINGFISHER PLC .....................................         2,722
  281,986   * KOHL'S CORP ........................................        19,863
   12,878     KONAMI CORP ........................................           382
   11,483     KONINKLIJKE VENDEX KBB NV ..........................           131
   35,000     KURARAY CO LTD .....................................           224
   27,148     LAGARDERE S.C.A ....................................         1,136
    1,699     LAMBRAKIS PRESS S.A ................................             7
    7,700     LAWSON, INC ........................................           220
1,801,520   * LIBERTY MEDIA CORP (CLASS A) .......................        25,221
       20   * LIBERTY SATELLITE & TECHNOLOGY, INC (CLASS A) ......             0
   60,796     LIMITED, INC .......................................           895
    9,700     LIZ CLAIBORNE, INC .................................           483
   64,919     LVMH MOET HENNESSY LOUIS VUITTON S.A ...............         2,642
   11,357     MAN AG .............................................           241
1,004,914     MARKS & SPENCER PLC ................................         5,280
   30,419     MARRIOTT INTERNATIONAL, INC (CLASS A) ..............         1,237
   42,459   e MARUI CO LTD .......................................           502
  901,462     MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ..............        11,576
   25,034     MAY DEPARTMENT STORES CO ...........................           926
   10,345     MAYTAG CORP ........................................           321
  176,012     MCDONALD'S CORP ....................................         4,659
   30,664     MCGRAW-HILL COS, INC ...............................         1,870
  186,792   e MEDIASET S.P.A .....................................         1,365
   30,223     MICHELIN (C.G.D.E.) (B SHS) ........................           997
  769,000     MITSUBISHI RAYON CO LTD ............................         2,013
   33,000   e MITSUKOSHI LTD .....................................            93
    8,526   * MODERN TIMES GROUP AB (B SHS) ......................           188
      200   * MYCAL CORP .........................................             0
    3,296     NAMCO LTD ..........................................            63
   20,845     NEW YORK TIMES CO (CLASS A) ........................           902
  449,751     NEWS CORP LTD ......................................         3,597
  110,239     NEXT PLC ...........................................         1,436
   24,723     NGK INSULATORS LTD .................................           183
   18,011   * NH HOTELES S.A .....................................           179
   45,269     NIKE, INC (CLASS B) ................................         2,546
   75,267     NINTENDO CO LTD ....................................        13,036
1,508,332     NISSAN MOTOR CO LTD ................................         7,999
   20,655     OMNICOM GROUP, INC .................................         1,846
  342,919     ONWARD KASHIYAMA CO LTD ............................         3,292
    5,566     ORIENTAL LAND CO LTD ...............................           383
   17,000     OVERSEAS UNION ENTERPRISES LTD .....................            59
   85,495     P & O PRINCESS CRUISES PLC .........................           498
    4,900     PARIS MIKI, INC ....................................           129
   37,635   * PARK PLACE ENTERTAINMENT CORP ......................           345
  236,592     PEARSON PLC ........................................         2,724

   SHARES                                                           VALUE (000)
   ------                                                           -----------
   59,909     PEUGEOT CITROEN S.A ................................     $   2,547
   19,736     PINAULT-PRINTEMPS-REDOUTE S.A ......................         2,541
   24,238   * PIONEER CORP .......................................           529
  137,947   e PIRELLI S.P.A ......................................           242
   31,601     PREUSSAG AG ........................................           777
   23,841     PUBLICIS GROUPE S.A ................................           632
      341     PUBLIGROUPE S.A. (REGD) ............................            69
    9,654     PUBLISHING & BROADCASTING LTD ......................            48
   12,700     QUEBECOR WORLD, INC ................................           285
  134,093     RANK GROUP PLC .....................................           449
   20,731     READER'S DIGEST ASSOCIATION, INC (CLASS A) .........           478
  443,408     REED INTERNATIONAL PLC .............................         3,678
   41,698     RENAULT S.A ........................................         1,471
  565,956     REUTERS GROUP PLC ..................................         5,601
   21,473   * ROGERS COMMUNICATIONS, INC (CLASS B) ...............           365
    2,700     SAIZERIYA CO LTD ...................................           103
    2,300     SANRIO CO LTD ......................................            18
  741,901     SANYO ELECTRIC CO LTD ..............................         3,504
    9,814     SCHIBSTED ASA ......................................            95
  214,000     SCMP GROUP LTD .....................................           134
   22,864     SEARS ROEBUCK & CO .................................         1,089
1,053,063  e* SEAT-PAGINE GIALLE S.P.A ...........................           850
   13,270   * SEGA CORP ..........................................           265
   56,451     SEVEN-ELEVEN JAPAN CO LTD ..........................         2,059
  164,200     SHANGRI-LA ASIA LTD ................................           128
   26,338     SHANGRI-LA ASIA LTD (SINGAPORE) ....................            21
  310,450     SHARP CORP .........................................         3,631
   62,953     SHAW COMMUNICATIONS, INC (CLASS B) .................         1,332
   18,100     SHIMACHU CO LTD ....................................           249
      841     SHIMAMURA CO LTD ...................................            49
   11,143   e SHIMANO, INC .......................................           127
  175,698     SIGNET GROUP PLC ...................................           244
   14,280  f* SILVERSTONE BERHAD .................................             0
   51,935     SINGAPORE PRESS HOLDINGS LTD .......................           613
  371,736     SIX CONTINENTS PLC .................................         3,679
   37,800     SKY CITY ENTERTAINMENT GROUP .......................            99
  104,337   e SKYLARK CO LTD .....................................         1,751
   17,922     SODEXHO ALLIANCE S.A ...............................           766
   17,285     SOL MELIA S.A ......................................           131
  212,295     SONY CORP ..........................................         9,703
   79,213   * STARBUCKS CORP .....................................         1,509
        1     STOCKMANN AB (B SHS) ...............................             0
   62,694     TAB LTD ............................................            87
   28,836     TABCORP HOLDINGS LTD ...............................           145
   36,131     TAKASHIMAYA CO LTD .................................           213
  146,167     TARGET CORP ........................................         6,000
  144,075     TEIJIN LTD .........................................           553
   27,744   e TELEFONICA PUBLICIDAD E INFORMACION S.A ............           110
   15,300  e* TELEPIZZA S.A ......................................            24
   40,600     TELEVISION BROADCASTS LTD ..........................           176
   70,783   * TELEWEST COMMUNICATIONS PLC ........................            64
   40,079     TF1 TV FRANCAISE ...................................         1,013
   42,267     THE WAREHOUSE GROUP LTD ............................           116
   68,231     THOMSON CORP .......................................         2,067
  225,747     TIFFANY & CO .......................................         7,104
   43,138     TJX COS, INC .......................................         1,719
    2,134     TOHO CO LTD ........................................           231
    7,654     TOKYO BROADCASTING SYSTEM, INC .....................           116
   18,256     TOKYO STYLE CO LTD .................................           157
  198,766     TORAY INDUSTRIES, INC ..............................           481
   83,439     TOYOBO CO LTD ......................................           104
    7,900     TOYODA GOSEI CO LTD ................................            98
1,139,994     TOYOTA MOTOR CORP ..................................        28,878
   39,811     TRIBUNE CO .........................................         1,490
   18,651   * TRICON GLOBAL RESTAURANTS, INC .....................           918


50 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
CONSUMER CYCLICAL--(CONTINUED)
   26,637    TRW, INC .............................................    $     987
  103,044    UNITED BUSINESS MEDIA PLC ............................          720
  231,828    UNY CO LTD ...........................................        2,356
   19,445    VALEO S.A ............................................          776
      904    VALORA HOLDING AG ....................................          131
   13,718    VF CORP ..............................................          535
  798,064  * VIACOM, INC (CLASS B) ................................       35,232
   20,329    VISTEON CORP .........................................          306
  304,426    VIVENDI UNIVERSAL S.A ................................       16,670
   49,172  e VIVENDI UNIVERSAL S.A. (SPON ADR) ....................        2,645
   64,489    VNU NV ...............................................        1,982
   93,925    VOLKSWAGEN AG ........................................        4,374
    1,430  e VOLVO AB (A SHS) .....................................           23
  112,157  e VOLVO AB (B SHS) .....................................        1,882
  190,945    WACOAL CORP ..........................................        1,521
1,444,910    WAL-MART STORES, INC .................................       83,155
  329,883    WALT DISNEY CO .......................................        6,835
   11,473    WHIRLPOOL CORP .......................................          841
   46,047    WHITBREAD PLC ........................................          368
   69,505    WOLTERS KLUWER NV ....................................        1,584
  270,433    WOOLWORTHS LTD .......................................        1,556
    3,600    WORLD CO LTD .........................................          110
  853,958    WPP GROUP PLC ........................................        9,446
   95,800    YAMADA DENKI CO LTD ..................................        6,725
   25,000    YAMAHA MOTOR CO LTD ..................................          152
                                                                       ---------
             TOTAL CONSUMER CYCLICAL                                     695,692
                                                                       ---------
CONSUMER NON-CYCLICAL--9.35%
   11,500    ADERANS CO LTD .......................................          340
    6,785    ADIDAS-SALOMON AG ....................................          504
   11,792    AGFA GEVAERT NV ......................................          159
  732,541    AJINOMOTO CO, INC ....................................        7,154
   76,898    ALBERTSON'S, INC .....................................        2,422
   38,869    ALTADIS S.A. (FRANCE) ................................          660
   15,109    ALTADIS S.A ..........................................          257
   40,794 e* AMAZON.COM, INC ......................................          441
  674,544    ANHEUSER-BUSCH COS, INC ..............................       30,496
  112,955    ARCHER DANIELS MIDLAND CO ............................        1,621
    1,500    ARIAKE JAPAN CO LTD ..................................           48
   39,706  e ASAHI BREWERIES LTD ..................................          357
   10,900  * ASIA FOOD & PROPERTIES LTD WTS 07/12/02 ..............            0
   37,231    AVON PRODUCTS, INC ...................................        1,731
    2,229    BANG & OLUFSEN AS (B SHS) ............................           52
    5,556    BEIERSDORF AG ........................................          625
    9,259  * BEST BUY CO, INC .....................................          690
  277,327    BOOTS CO PLC .........................................        2,359
1,729,916    BRITISH AMERICAN TOBACCO PLC .........................       14,666
   16,235    BRL HARDY LTD ........................................           92
   47,997    BUNZL PLC ............................................          307
  431,313    CADBURY SCHWEPPES PLC ................................        2,749
   35,397    CAMPBELL SOUP CO .....................................        1,057
    2,018    CARLSBERG AS (A SHS) .................................           76
      362    CARLSBERG AS (B SHS) .................................           15
  165,423    CARREFOUR S.A ........................................        8,602
    5,633  e CASINO GUICHARD-PERRACHON ............................          435
      785  * CASINO GUICHARD-PERRACHON (CLASS A) WTS 12/15/03 .....            3
      785  * CASINO GUICHARD-PERRACHON (CLASS B) WTS 12/15/05 .....            3
   13,095    CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP) ........          340
   27,883    CLOROX CO ............................................        1,103
  444,634    COCA-COLA AMATIL LTD .................................        1,361
  305,411    COCA-COLA CO .........................................       14,400
   15,437    COCA-COLA HELLENIC BOTTLING CO S.A ...................          223
    6,000    COCA-COLA WEST JAPAN CO LTD ..........................          108
  321,428    COLGATE-PALMOLIVE CO .................................       18,562
    4,023    COLRUYT S.A ..........................................          176

   SHARES                                                           VALUE (000)
   ------                                                           -----------
  140,031    COMPAGNIE FINANCIERE RICHEMONT AG
              (UNITS) (A SHS) .....................................    $   2,602
   60,412    CONAGRA FOODS, INC ...................................        1,436
   95,627  * COSTCO WHOLESALE CORP ................................        4,244
   62,228    CVS CORP .............................................        1,842
    9,611    DANISCO AS ...........................................          344
    8,499    DELHAIZE "LE LION" S.A ...............................          442
1,722,037    DIAGEO PLC ...........................................       19,674
  106,669  e ELECTROLUX AB SERIES B ...............................        1,591
   15,150    ESSILOR INTERNATIONAL S.A ............................          458
1,778,955    FOSTER'S GROUP LTD ...................................        4,426
    1,332    FOURLIS S.A ..........................................            5
  272,965    FRASER & NEAVE LTD ...................................        1,123
   68,260    GENERAL MILLS, INC ...................................        3,550
  442,403    GILLETTE CO ..........................................       14,776
    1,208    GIVAUDAN S.A. (REGD) .................................          368
  181,733    GOODMAN FIELDER LTD ..................................          128
   40,060    GREENCORE GROUP PLC ..................................          100
   35,456    GROUPE DANONE ........................................        4,325
    6,420    HARTWALL OYJ ABP .....................................          131
  123,348    HARVEY NORMAN HOLDINGS LTD ...........................          256
   63,368    HEINEKEN NV ..........................................        2,403
   55,045    HEINZ (H.J.) CO ......................................        2,263
2,016,298    HOME DEPOT, INC ......................................      102,851
  117,560    IMPERIAL TOBACCO GROUP PLC ...........................        1,550
   33,782    INTERBREW S.A ........................................          925
   12,740    INTERNATIONAL FLAVORS & FRAGRANCES, INC ..............          379
  119,300    ITO EN LTD ...........................................        5,006
      109    JAPAN TOBACCO, INC ...................................          686
    8,386  * JERONIMO MARTINS SGPS S.A ............................           69
   16,770    KAMPS AG .............................................          134
  328,523    KAO CORP .............................................        6,831
    2,020    KATOKICHI CO LTD .....................................           32
   19,258    KERRY GROUP (CLASS A) ................................          234
   57,000    KIKKOMAN CORP ........................................          308
  110,320    KIRIN BREWERY CO LTD .................................          789
  244,436    KRAFT FOODS, INC (CLASS A) ...........................        8,318
  126,685  * KROGER CO ............................................        2,644
  246,645    LI & FUNG LTD ........................................          277
   17,121    LOBLAW COS LTD .......................................          558
  110,382    L'OREAL S.A ..........................................        7,951
  338,588    LOWE'S COS ...........................................       15,714
   67,754    MATTEL, INC ..........................................        1,165
    7,000    MEIJI DAIRIES CORP ...................................           17
   28,715    METRO AG .............................................        1,010
  168,786    MOLSON, INC (A SHS) ..................................        2,961
  202,879    NESTLE S.A. (REGD) (B SHS) ...........................       43,257
   42,012    NEWELL RUBBERMAID, INC ...............................        1,158
   64,717    NICHIREI CORP ........................................          144
  520,216    NIPPON MEAT PACKERS, INC .............................        5,517
   38,998    NISSHIN SEIFUN GROUP, INC ............................          235
   21,395    NISSIN FOOD PRODUCTS CO LTD ..........................          418
    7,000    NORITAKE CO LTD ......................................           27
   22,897    NUMICO NV ............................................          534
   29,089    ORKLA ASA ............................................          493
   14,560  * PAN FISH ASA .........................................           24
    1,114    PAPASTRATOS CIGARETTE CO .............................           14
   67,547    PARMALAT FINANZIARIA S.P.A ...........................          182
1,105,779    PEPSICO, INC .........................................       53,843
  130,604    PERNOD-RICARD ........................................       10,117
  343,845    PHILIP MORRIS COS, INC ...............................       15,765
  928,509    PROCTER & GAMBLE CO ..................................       73,473
   26,319  e QP CORP ..............................................          205
   52,288    RADIOSHACK CORP ......................................        1,574
  174,442    RECKITT BENCKISER PLC ................................        2,539

                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 51

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
 CONSUMER NON-CYCLICAL--(CONTINUED)
   28,659     RINASCENTE S.P.A ...................................     $     100
  129,000     RINNAI CORP ........................................         2,077
  350,905   e ROYAL AHOLD NV .....................................        10,211
  287,975     SAFEWAY PLC ........................................         1,341
   79,868   * SAFEWAY, INC .......................................         3,334
1,220,148     SAINSBURY (J) PLC ..................................         6,499
  122,864     SARA LEE CORP ......................................         2,731
  163,794     SCOTTISH & NEWCASTLE PLC ...........................         1,252
   40,991     SHISEIDO CO LTD ....................................           379
   49,000  e* SNOW BRAND MILK PRODUCTS CO ........................            81
    2,129     SOCIETE BIC S.A ....................................            73
  199,404     SONAE SGPS S.A .....................................           144
   40,232   * STAPLES, INC .......................................           752
   59,689   e SWEDISH MATCH AB ...................................           316
   17,204     TAKARA SHUZO CO LTD ................................           145
    2,976     TATE & LYLE PLC ....................................            15
2,167,754     TESCO PLC ..........................................         7,856
2,280,000     THAI UNION FROZEN PRODUCTS PUBLIC CO LTD ...........           866
      830     THE SWATCH GROUP AG. (BR) ..........................            75
   33,161     THE SWATCH GROUP AG. (REGD) ........................           657
    6,221   * TOYS "R" US, INC ...................................           129
    5,600     UNI-CHARM CORP .....................................           117
  182,279     UNILEVER NV (CERT) .................................        10,688
  909,714     UNILEVER PLC .......................................         7,467
  528,390     WALGREEN CO ........................................        17,786
  102,954     WATERFORD WEDGWOOD PLC (UNITS) .....................            81
    2,391     WELLA AG ...........................................           121
   21,054   * WESTON (GEORGE) LTD ................................         1,364
   31,000     YAKULT HONSHA CO LTD ...............................           232
   21,000   e YAMAZAKI BAKING CO LTD .............................           115
                                                                       ---------
              TOTAL CONSUMER NON-CYCLICAL                                627,613
                                                                       ---------
ENERGY--7.11%
   61,786     ALBERTA ENERGY CO LTD ..............................         2,329
   39,425     ANADARKO PETROLEUM CORP ............................         2,241
  160,537     APACHE CORP ........................................         8,008
  733,725     BAKER HUGHES, INC ..................................        26,759
    5,500   * BCE EMERGIS, INC ...................................           157
1,536,427     BG GROUP PLC .......................................         6,261
    4,399   * BJ SERVICES CO .....................................           143
8,222,731     BP PLC .............................................        63,906
   96,132     BP PLC (SPON ADR) ..................................         4,471
  318,535     BURLINGTON RESOURCES, INC ..........................        11,958
   18,857     CANADIAN NATURAL RESOURCES LTD .....................           453
1,392,756     CENTRICA PLC .......................................         4,500
  152,095     CHEVRONTEXACO CORP .................................        13,629
   19,877     DEVON ENERGY CORP ..................................           768
   25,517     ENBRIDGE, INC ......................................           694
   17,376     ENERGY DEVELOPMENTS LTD ............................            60
1,567,841   e ENI S.P.A ..........................................        19,656
3,333,459     EXXON MOBIL CORP ...................................       131,005
   34,756     FORTUM OYJ .........................................           147
       37     b* FRIEDE GOLDMAN HALTER, INC ......................             0
   13,235     GAS NATURAL SDG S.A ................................           220
   33,590     GLOBALSANTAFE CORP .................................           960
   77,637     HALLIBURTON CO .....................................         1,017
   14,899     HELLENIC PETROLEUM S.A .............................            92
  576,519     HONG KONG & CHINA GAS CO LTD .......................           706
   22,184     HUSKY ENERGY, INC ..................................           229
  331,536     IHC CALAND NV ......................................        15,498
   22,622     IMPERIAL OIL LTD ...................................           628
   27,842   e ITALGAS S.P.A ......................................           261
  135,000   e JAPAN ENERGY CORP ..................................           151
    1,752     KERR-MCGEE CORP ....................................            96
1,073,368     LATTICE GROUP PLC ..................................         2,437

   SHARES                                                           VALUE (000)
   ------                                                           -----------
   35,490     MARATHON OIL CORP ..................................     $   1,065
   21,595   * NABORS INDUSTRIES, INC .............................           741
   19,124     NEXEN, INC .........................................           372
  204,138     NIPPON MITSUBISHI OIL CORP .........................           779
  206,641     NOBLE AFFILIATES, INC ..............................         7,292
   29,300   * NOBLE DRILLING CORP ................................           997
   39,438     NORSK HYDRO ASA ....................................         1,653
   14,286     NOVA CHEMICALS CORP ................................           275
   41,463     OCCIDENTAL PETROLEUM CORP ..........................         1,100
    2,034     OMV AG .............................................           170
  303,555     OSAKA GAS CO LTD ...................................           725
  154,419   * PANCANADIAN ENERGY CORP ............................         3,995
    8,800   * PENN WEST PETROLEUM LTD ............................           195
  148,278     PETRO-CANADA .......................................         3,651
   17,330  e* PETROLEUM GEO-SERVICES ASA .........................           134
    9,529   * PRECISION DRILLING CORP ............................           245
  380,696     REPSOL YPF S.A .....................................         5,552
   13,200   * RIO ALTO EXPLORATION LTD ...........................           155
  795,599     ROYAL DUTCH PETROLEUM CO ...........................        40,308
   92,848     SANTOS LTD .........................................           295
  107,335     SCHLUMBERGER LTD ...................................         5,898
   54,005   e SHELL CANADA LTD (CLASS A) (U.S.) ..................         1,548
3,695,281     SHELL TRANSPORT & TRADING CO PLC ...................        25,385
   41,000     SHOWA SHELL SEKIYU KK ..............................           218
    5,114     SMEDVIG AS (A SHS) .................................            42
    4,573     SMEDVIG AS (B SHS) .................................            31
   13,407   * SMITH INTERNATIONAL, INC ...........................           719
   69,087   * STATOIL ASA ........................................           474
  168,912     SUNCOR ENERGY, INC .................................         5,545
    2,722     TECHNIP-COFLEXIP S.A ...............................           364
   45,824   e TEIKOKU OIL CO LTD .................................           167
1,311,689     TOKYO GAS CO LTD ...................................         3,513
   33,000   e TONENGENERAL SEKIYU KK .............................           213
  271,824     TOTAL FINA ELF S.A .................................        38,822
   10,800   * TOTAL FINA ELF S.A. (STRIP VVPR) ...................             0
   73,789   e TRANSCANADA PIPELINES LTD ..........................           919
   56,834     TRANSOCEAN SEDCO FOREX, INC ........................         1,922
   28,738     UNOCAL CORP ........................................         1,037
   16,979   * WEATHERFORD INTERNATIONAL, INC .....................           633
   20,168     WESTCOAST ENERGY, INC ..............................           533
   72,175     WOODSIDE PETROLEUM LTD .............................           495
                                                                       ---------
              TOTAL ENERGY                                               477,617
                                                                       ---------
FINANCIAL SERVICES--20.30%
   94,600     3I GROUP PLC .......................................         1,183
   54,000     77 BANK LTD ........................................           239
  661,706     ABN AMRO HOLDING NV ................................        10,658
  108,335     ACOM CO LTD ........................................         7,894
  658,580     AEGON NV ...........................................        17,827
    1,600     AEON CREDIT SERVICE CO LTD .........................            92
  107,901     AFLAC, INC .........................................         2,650
   77,550     AIFUL CORP .........................................         5,018
   52,353     ALLEANZA ASSICURAZIONI .............................           576
   58,152     ALLIANZ AG. (REGD) .................................        13,747
  298,793     ALLIED IRISH BANKS PLC .............................         3,458
   76,020     ALLSTATE CORP ......................................         2,562
   21,951     ALPHA BANK S.A .....................................           391
  613,571     AMERICAN EXPRESS CO ................................        21,898
1,508,776     AMERICAN INTERNATIONAL GROUP, INC ..................       119,797
   76,939     AMP DIVERSIFIED PROPERTY TRUST .....................           102
  169,043     AMP LTD ............................................         1,596
  230,194     AMVESCAP PLC .......................................         3,320
   22,125     AON CORP ...........................................           786
  257,057     ASAHI BANK LTD .....................................           161
  463,605     ASSICURAZIONI GENERALI S.P.A .......................        12,879
  579,700     AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD ........         5,285


52 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
FINANCIAL SERVICES--(CONTINUED)
    5,974      AUSTRALIAN STOCK EXCHANGE LTD ....................      $      35
   10,629      AVALONBAY COMMUNITIES, INC .......................            503
  540,766      AXA ..............................................         11,301
  116,873    e BANCA DI ROMA ....................................            232
   44,403    e BANCA FIDEURAM S.P.A .............................            355
  145,902    e BANCA MONTE DEI PASCHI SIENA .....................            364
  243,878    e BANCA NAZIONALE DEL LAVORO S.P.A .................            494
   59,322    e BANCA POPOLARE DI MILANO .........................            207
1,358,029      BANCO BILBAO VIZCAYA ARGENTARIA S.A ..............         16,808
1,156,830    * BANCO COMERCIAL PORTUGUES S.A. (REGD) ............          4,687
   15,222      BANCO ESPIRITO SANTO S.A. (REGD) .................            196
1,823,579      BANCO SANTANDER CENTRAL HISPANO S.A ..............         15,279
1,011,226      BANK OF AMERICA CORP .............................         63,657
  212,608      BANK OF EAST ASIA LTD ............................            458
   99,000    e BANK OF FUKUOKA LTD ..............................            335
  405,434      BANK OF IRELAND ..................................          3,790
  125,659    e BANK OF MONTREAL .................................          2,826
  141,396      BANK OF NEW YORK CO, INC .........................          5,769
  210,654    e BANK OF NOVA SCOTIA ..............................          6,461
   22,082      BANK OF PIRAEUS ..................................            196
  179,073    e BANK OF YOKOHAMA LTD .............................            624
  179,050      BANK ONE CORP ....................................          6,992
  762,472      BARCLAYS PLC .....................................         25,246
  141,314      BAYERISCHE HYPO-UND VEREINSBANK AG ...............          4,297
  218,932    e BIPOP-CARIRE S.P.A ...............................            363
  164,647      BNP PARIBAS GROUP ................................         14,733
   74,804      BPI-SGPS S.A. (REGD) .............................            151
   70,854      BRITISH LAND CO PLC ..............................            482
   12,858      BROOKFIELD PROPERTIES CORP .......................            223
  175,992      BT OFFICE TRUST ..................................            140
   18,612    * BTG PLC ..........................................            204
   24,007    * C.I. FUND MANAGEMENT, INC ........................            179
   66,609      CANADA LIFE FINANCIAL CORP .......................          1,848
  124,487    e CANADIAN IMPERIAL BANK OF COMMERCE ...............          4,277
  105,872    * CANARY WHARF GROUP PLC ...........................            687
  105,663      CAPITALAND LTD ...................................            107
  732,479      CGNU PLC .........................................          9,008
  243,010      CHARLES SCHWAB CORP ..............................          3,759
  468,704      CHEUNG KONG HOLDINGS LTD .........................          4,869
  153,460      CHIBA BANK LTD ...................................            501
        1    * CHINESE ESTATES HOLDINGS LTD .....................              0
    7,900      CHUBB CORP .......................................            545
  107,400    e CHUO MITSUI TRUST & BANKING CO LTD ...............            107
   21,122      CINCINNATI FINANCIAL CORP ........................            806
2,534,178      CITIGROUP, INC ...................................        127,925
  325,749      CITY DEVELOPMENTS LTD ............................          1,067
   59,533    * CLARICA LIFE INSURANCE CO ........................          1,960
   30,601      CLOSE BROTHERS GROUP PLC .........................            359
   81,609      COLONIAL FIRST STATE PROPERTY TRUST GROUP ........             91
   39,293      COMERICA, INC ....................................          2,251
   10,700      COMMERCIAL BANK OF GREECE ........................            353
  350,004    * COMMONWEALTH BANK OF AUSTRALIA ...................          5,364
   33,294      COUNTRYWIDE CREDIT INDUSTRIES, INC ...............          1,364
   29,012      CREDIT LYONNAIS S.A ..............................            969
  294,304      CREDIT SAISON CO LTD .............................          5,726
  526,633    e CREDIT SUISSE GROUP ..............................         22,457
   15,171      CRESCENT REAL ESTATE EQUITIES CO .................            275
  219,125   e* DAIWA BANK HOLDINGS, INC .........................            137
  209,123      DAIWA SECURITIES GROUP, INC ......................          1,099
  231,751    e DANSKE BANK AS ...................................          3,719
  132,222      DBS GROUP HOLDINGS LTD ...........................            988
  245,056      DEUTSCHE BANK AG. (REGD) .........................         17,303
    4,673      DEUTSCHE BOERSE AG ...............................            185
  209,101      DEUTSCHE OFFICE TRUST ............................            142

   SHARES                                                           VALUE (000)
   ------                                                           -----------
  274,347    e DEXIA ............................................      $   3,945
   66,696    e DNB HOLDING ASA ..................................            300
   15,671      DROTT AB (B SHS) .................................            161
   23,655      EFG EUROBANK ERGASIAS S.A ........................            329
   61,836      EQUITY OFFICE PROPERTIES TRUST ...................          1,860
   40,172      EQUITY RESIDENTIAL PROPERTIES TRUST ..............          1,153
    4,514      ERSTE BANK DER OESTERREICHISCHEN
               SPARKASSEN AG ....................................            240
    1,854      FAIRFAX FINANCIAL HOLDINGS LTD ...................            190
  593,467      FANNIE MAE .......................................         47,181
  249,959      FIFTH THIRD BANCORP ..............................         15,330
  752,214      FLEETBOSTON FINANCIAL CORP .......................         27,456
  233,852      FORTIS ...........................................          6,070
   73,446    * FORTIS (STRIP VVPR) ..............................              1
  124,803      FREDDIE MAC ......................................          8,162
  231,017    * FRIENDS PROVIDENT PLC ............................            672
  177,939      GANDEL RETAIL TRUST ..............................            106
  287,464      GENERAL PROPERTY TRUST ...........................            416
    6,901      GJENSIDIGE NOR SPAREBANK .........................            209
    8,780      GOLDEN WEST FINANCIAL CORP .......................            517
   11,425      GOLDMAN SACHS GROUP, INC .........................          1,060
   40,509      GREAT PORTLAND ESTATES PLC .......................            145
   17,202      GREEN PROPERTY PLC ...............................             96
   47,000      GUNMA BANK LTD ...................................            215
    4,171      HAMMERSON PLC ....................................             27
1,095,000      HANG LUNG PROPERTIES LTD .........................          1,130
  241,632      HANG SENG BANK LTD ...............................          2,657
   25,238      HARTFORD FINANCIAL SERVICES GROUP, INC ...........          1,586
1,320,248      HBOS PLC .........................................         15,295
   92,882      HENDERSON LAND DEVELOPMENT CO LTD ................            419
  102,669   e* HOKURIKU BANK LTD ................................            112
  183,000      HONG KONG EXCHANGES & CLEARING LTD ...............            278
   37,154    * HOST MARRIOTT CORP ...............................            334
   68,000      HOTEL PROPERTIES LTD .............................             47
   90,030      HOUSEHOLD INTERNATIONAL, INC .....................          5,216
  223,043    * HSBC HOLDINGS PLC (HONG KONG) ....................          2,610
3,711,404      HSBC HOLDINGS PLC (UNITED KINGDOM) ...............         43,537
   41,854      HUNTINGTON BANCSHARES, INC .......................            719
  119,293      HYSAN DEVELOPMENT CO LTD .........................            120
  681,709      ING GROEP NV .....................................         17,384
1,144,579    e INTESABCI S.P.A ..................................          2,864
  130,944    e INTESABCI S.P.A. (RNC) ...........................            234
   28,388    * INTESABCI S.P.A. PUT WTS 11/15/02 ................             90
  143,600    * INTESABCI S.P.A. WTS 05/31/02 ....................             49
   18,164    * INVESTORS GROUP, INC .............................            290
   61,910      IRISH LIFE & PERMANENT PLC .......................            628
   22,474      JEFFERSON-PILOT CORP .............................          1,040
   48,874      JOHN HANCOCK FINANCIAL SERVICES, INC .............          2,018
   45,686      JOYO BANK LTD ....................................            127
  276,967      JP MORGAN CHASE & CO .............................         10,068
   34,319    e KBC BANCASSURANCE HOLDING NV .....................          1,152
   66,000      KEPPEL LAND LTD ..................................             61
   81,993      KEYCORP ..........................................          1,996
   97,865      LAND SECURITIES PLC ..............................          1,116
1,528,525      LEGAL & GENERAL GROUP PLC ........................          3,537
  535,651      LEHMAN BROTHERS HOLDINGS, INC ....................         35,781
   57,760      LEND LEASE CORP LTD ..............................            386
   25,321      LINCOLN NATIONAL CORP ............................          1,230
2,402,950      LLOYDS TSB GROUP PLC .............................         26,090
   80,236      MACQUARIE BANK LTD ...............................          1,538
  255,031      MACQUARIE INFRASTRUCTURE GROUP ...................            457
   23,346      MAN GROUP PLC ....................................            405
  194,372      MANULIFE FINANCIAL CORP ..........................          5,065
    6,418      MARSCHOLLEK LAUTENSCHLAEGER UND PARTNER ..........            471
   43,365      MARSH & MCLENNAN COS, INC ........................          4,660

                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 53

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
 FINANCIAL SERVICES--(CONTINUED)
   23,337      MBIA, INC ........................................      $   1,252
  145,467      MBNA CORP ........................................          5,120
  213,626    e MEDIOBANCA S.P.A .................................          2,393
   35,404    e MEDIOLANUM S.P.A .................................            319
  544,808      MELLON FINANCIAL CORP ............................         20,496
  152,142      MERRILL LYNCH & CO, INC ..........................          7,930
  410,463      METLIFE, INC .....................................         13,003
    9,606      METROVACESA S.A ..................................            133
   14,846      MGIC INVESTMENT CORP .............................            916
  107,487      MIRVAC GROUP .....................................            213
  131,552      MITSUBISHI ESTATE CO LTD .........................            963
    1,423      MITSUBISHI TOKYO FINANCIAL .......................          9,544
  109,802      MITSUI FUDOSAN CO LTD ............................            838
  204,805      MITSUI SUMITOMO INSURANCE CO .....................            961
      778      MIZUHO HOLDINGS, INC .............................          1,585
  179,275      MONY GROUP, INC ..................................          6,198
  163,382      MORGAN STANLEY DEAN WITTER & CO ..................          9,140
   33,218      MUENCHENER RUECKVER AG. (REGD) ...................          9,021
  526,497      NATIONAL AUSTRALIA BANK LTD ......................          8,587
   30,196    e NATIONAL BANK OF CANADA ..........................            562
   28,304      NATIONAL BANK OF GREECE S.A ......................            673
  101,760      NATIONAL CITY CORP ...............................          2,975
   29,823      NATIONAL COMMERCE FINANCIAL CORP .................            755
2,302,000    * NEW AFRICA CAPITAL LTD ...........................          1,535
  223,579      NEW WORLD DEVELOPMENT CO LTD .....................            195
  284,306    * NIKKO CORDIAL CORP ...............................          1,269
1,210,319      NOMURA HOLDINGS, INC .............................         15,515
  127,595      NORDEA AB (FINLAND) ..............................            674
   32,450      NORDEA AB FDR ....................................            173
  671,470    e NORDEA AB (SWEDEN) ...............................          3,553
   33,490      NORTH FORK BANCORPORATION, INC ...................          1,071
  232,851      NORTHERN TRUST CORP ..............................         14,022
2,661,873      NRMA INSURANCE GROUP LTD .........................          4,251
1,600,000      OLD MUTUAL PLC ...................................          2,038
   13,396      ORIX CORP ........................................          1,200
  148,980      OVERSEA-CHINESE BANKING CORP LTD .................            888
  122,000      PARKWAY HOLDINGS LTD .............................             63
   45,136      PNC FINANCIAL SERVICES GROUP, INC ................          2,537
    3,262      POHJOLA GROUP INSURANCE CORP (B SHS) .............             58
   20,572      POWER FINANCIAL CORP .............................            491
   17,221      PROGRESSIVE CORP .................................          2,571
   12,213      PROMISE CO LTD ...................................            661
   32,738      PROVIDENT FINANCIAL PLC ..........................            307
   54,631    * PROVIDIAN FINANCIAL CORP .........................            194
  568,978    * PRUDENTIAL FINANCIAL, INC ........................         19,015
  642,354      PRUDENTIAL PLC ...................................          7,442
   88,007      QBE INSURANCE GROUP LTD ..........................            346
   55,039    e RAS S.P.A ........................................            648
  807,733      ROYAL & SUN ALLIANCE INSURANCE GROUP PLC .........          4,641
  231,757    e ROYAL BANK OF CANADA .............................          7,525
   16,100    * ROYAL BANK OF CANADA (U.S.) ......................            524
2,654,834      ROYAL BANK OF SCOTLAND GROUP PLC .................         34,405
  884,286      SAFECO CORP ......................................         27,546
   44,376    * SAMPO OYJ (A SHS) ................................            348
  248,065    e SANPAOLO IMI S.P.A ...............................          2,662
   89,832      SHIZUOKA BANK LTD ................................            680
   23,600      SIMON PROPERTY GROUP, INC ........................            692
  132,000      SINGAPORE EXCHANGE LTD ...........................             89
   25,000      SINGAPORE LAND LTD ...............................             46
  257,971      SINO LAND CO LTD .................................            103
  269,343    e SKANDIA FORSAKRINGS AB ...........................          1,951
   81,522    e SKANDINAVISKA ENSKILDA BANKEN (A SHS) ............            742
  123,572      SLOUGH ESTATES PLC ...............................            596
  115,104      SOCIETE GENERALE (A SHS) .........................          6,441

   SHARES                                                           VALUE (000)
   ------                                                           -----------
    62,547     SOUTHTRUST CORP ..................................     $    1,543
    10,224     ST. PAUL COS, INC ................................            450
    26,888     STARWOOD HOTELS & RESORTS WORLDWIDE, INC .........            803
    69,548     STATE STREET CORP ................................          3,634
   100,828     STOCKLAND TRUST GROUP ............................            223
    32,248     STOREBRAND ASA ...................................            187
 1,285,209     SUMITOMO MITSUI BANKING CORP .....................          5,442
    83,000     SUMITOMO REALTY & DEVELOPMENT CO LTD .............            380
   139,191     SUMITOMO TRUST & BANKING CO LTD ..................            565
   351,125     SUN HUNG KAI PROPERTIES LTD ......................          2,837
   167,314     SUN LIFE FINANCIAL SERVICES OF CANADA, INC .......          3,558
    66,437     SUNCORP-METWAY LTD ...............................            477
    33,154     SUNTRUST BANKS, INC ..............................          2,079
    35,000     SURUGA BANK LTD ..................................            165
   230,450   e SVENSKA HANDELSBANKEN AB (A SHS) .................          3,383
    23,779   e SVENSKA HANDELSBANKEN AB (B SHS) .................            331
   111,938     SWISS REINSURANCE CO (REGD) ......................         11,259
    11,541     TAKEFUJI CORP ....................................            835
   536,830     TOKIO MARINE & FIRE INSURANCE CO LTD .............          3,924
     4,228     * TOPDANMARK AS ..................................             99
    18,621     TOWER LTD ........................................             38
    21,258     TRIZECHAHN CORP ..................................            336
   965,665     U.S. BANCORP .....................................         20,211
     6,756   * UBS AG. (REGD) ...................................            338
   541,449     UBS AG. (REGD) ...................................         27,328
       364   e UFJ HOLDINGS, INC ................................            803
     8,200     UNIBAIL ..........................................            417
 1,305,699   e UNICREDITO ITALIANO S.P.A ........................          5,243
   176,078     UNITED OVERSEAS BANK LTD .........................          1,211
    51,200     UNITED OVERSEAS LAND LTD .........................             47
    17,093     UNUMPROVIDENT CORP ...............................            453
    29,587     VALLEHERMOSO S.A .................................            184
   238,093     WACHOVIA CORP ....................................          7,467
   171,315     WASHINGTON MUTUAL, INC ...........................          5,602
    23,977  e* WCM BETEILIGUNGS & GRUNDBESITZ AG ................            256
   242,766     WELLS FARGO & CO .................................         10,548
    61,330     WESTFIELD HOLDINGS LTD ...........................            529
   284,035     WESTFIELD TRUST (UNITS) ..........................            504
   271,331     WESTPAC BANKING CORP .............................          2,188
   147,000     WING TAI HOLDINGS LTD ............................             65
    19,724     XL CAPITAL LTD (CLASS A) .........................          1,802
   383,000  b* YAMAICHI SECURITIES CO LTD .......................              6
 1,099,207     YASUDA FIRE & MARINE INSURANCE CO LTD ............          6,291
    17,540     ZIONS BANCORP ....................................            922
    25,086     ZURICH FINANCIAL SERVICES AG .....................          5,885
                                                                      ----------
               TOTAL FINANCIAL SERVICES                                1,362,725
                                                                      ----------
HEALTH CARE--13.04%
   925,534     ABBOTT LABORATORIES ..............................         51,599
   399,521     AETNA, INC (NEW) .................................         13,180
    11,375     ALTANA AG ........................................            566
   408,561     AMERICAN HOME PRODUCTS CORP ......................         25,069
   205,142     AMERSHAM PLC .....................................          1,984
   637,911   * AMGEN, INC .......................................         36,004
    39,970   * ANTHEM, INC ......................................          1,979
    48,003     APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ..........          1,885
     9,550   * APPLERA CORP (CELERA GENOMICS GROUP) .............            255
    81,492     ASTRAZENECA PLC ..................................          3,737
   668,964     ASTRAZENECA PLC (UNITED KINGDOM) .................         30,162
   295,941     AVENTIS S.A ......................................         21,015
    27,000     BANYU PHARMACEUTICAL CO LTD ......................            402
   420,155     BAXTER INTERNATIONAL, INC ........................         22,533
    49,975     BECTON DICKINSON & CO ............................          1,657
    15,137   * BIOGEN, INC ......................................            868
    32,634     BIOMET, INC ......................................          1,008
    17,300   * BIOVAIL CORP .....................................            964


54 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
HEALTH CARE--(CONTINUED)
   20,671   * BOSTON SCIENTIFIC CORP .............................     $     499
  581,851     BRISTOL-MYERS SQUIBB CO ............................        29,674
  306,124     CARDINAL HEALTH, INC ...............................        19,794
   44,951   * CELLTECH GROUP PLC .................................           572
   29,373   * CHIRON CORP ........................................         1,288
   37,000   e CHUGAI PHARMACEUTICAL CO LTD .......................           429
   34,540     CIGNA CORP .........................................         3,200
   81,055     COCHLEAR LTD .......................................         1,888
    2,514     COLOPLAST AS (CLASS B) .............................           166
   24,750     CSL LTD ............................................           652
   37,150     DAIICHI PHARMACEUTICAL CO LTD ......................           723
   38,453     EISAI CO LTD .......................................           956
   24,406   * ELAN CORP PLC ......................................         1,130
   61,202  e* ELAN CORP PLC (SPON ADR) ...........................         2,758
    5,875     FRESENIUS MEDICAL CARE AG ..........................           364
   29,049   e FUJISAWA PHARMACEUTICAL CO LTD .....................           669
  147,384     GALEN HOLDINGS PLC .................................         1,469
   29,558     GAMBRO AB (A SHS) ..................................           185
   15,396     GAMBRO AB (B SHS) ..................................            97
    2,669   e GEHE AG ............................................           103
   53,747   * GENENTECH, INC .....................................         2,916
   30,364   * GENZYME CORP (GENERAL DIVISION) ....................         1,818
2,480,484     GLAXOSMITHKLINE PLC ................................        62,202
   47,949   * GUIDANT CORP .......................................         2,388
   10,873     H. LUNDBECK AS .....................................           280
  104,172     HCA, INC ...........................................         4,015
   17,267   * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) ........           318
   61,581   * HEALTHSOUTH CORP ...................................           913
   18,022   * HUMAN GENOME SCIENCES, INC .........................           608
   23,904   * IDEC PHARMACEUTICALS CORP ..........................         1,648
   50,481   * IMMUNEX CORP .......................................         1,399
   62,331     IMS HEALTH, INC ....................................         1,216
    4,136     INSTRUMENTARIUM OYJ ................................           173
1,360,164     JOHNSON & JOHNSON ..................................        80,386
    4,000   e KAKEN PHARMACEUTICAL CO LTD ........................            22
  283,813   * KING PHARMACEUTICALS, INC ..........................        11,957
   29,666     KYOWA HAKKO KOGYO CO LTD ...........................           141
  144,266     LILLY (ELI) & CO ...................................        11,331
      400  b* LOEWEN GROUP, INC ..................................             0
   21,244     LUXOTTICA GROUP S.P.A ..............................           349
   59,909     MCKESSON CORP ......................................         2,241
   22,450     MDS, INC ...........................................           266
   31,957   * MEDIMMUNE, INC .....................................         1,481
  468,161     MEDTRONIC, INC .....................................        23,975
  796,782     MERCK & CO, INC ....................................        46,851
    7,153     MERCK KGAA .........................................           262
   31,104   * MILLENNIUM PHARMACEUTICALS, INC ....................           762
    4,305     NOBEL BIOCARE AB ...................................           180
1,133,120     NOVARTIS AG. (REGD) ................................        40,949
   94,615     NOVO NORDISK AS (B SHS) ............................         3,869
    2,514     OMEGA PHARMA S.A ...................................           114
    1,417     ORION-YHTYMA (A SHS) ...............................            25
    4,935     ORION-YHTYMA (B SHS) ...............................            88
2,885,232     PFIZER, INC ........................................       114,971
  628,862     PHARMACIA CORP .....................................        26,821
    5,400     PHONAK HOLDING AG. (REGD) ..........................           124
   20,738   * QIAGEN NV ..........................................           391
  103,163   * QLT, INC ...........................................         2,617
   16,955   * QUEST DIAGNOSTICS, INC .............................         1,216
   11,051     ROCHE HOLDING AG. (BR) .............................           905
  368,327     ROCHE HOLDING AG. (GENUSSCHEINE) ...................        26,288
  412,270     SANKYO CO LTD ......................................         7,062
  231,034     SANOFI-SYNTHELABO S.A ..............................        17,239
   76,982     SCHERING AG ........................................         4,120

   SHARES                                                           VALUE (000)
   ------                                                           -----------
  419,790     SCHERING-PLOUGH CORP ...............................     $  15,033
    7,475     SERONO S.A. (B SHS) ................................         6,524
  282,801     SHIONOGI & CO LTD ..................................         4,833
  308,192     SMITH & NEPHEW PLC .................................         1,861
   11,737     SONIC HEALTHCARE LTD ...............................            48
   46,161     SSL INTERNATIONAL PLC ..............................           364
   12,928   * ST. JUDE MEDICAL, INC ..............................         1,004
   18,559     STRYKER CORP .......................................         1,083
    3,329     SULZER MEDICA AG. (REGD) ...........................           140
    5,200     SUZUKEN CO LTD .....................................            82
       90   * SYNAVANT, INC ......................................             0
      474     SYNTHES-STRATEC, INC ...............................           330
   17,746     TAISHO PHARMACEUTICAL CO LTD .......................           279
  471,906     TAKEDA CHEMICAL INDUSTRIES LTD .....................        21,352
    2,047     TECAN GROUP AG. (REGD) .............................           136
  242,024   * TENET HEALTHCARE CORP ..............................        14,212
   28,856     TERUMO CORP ........................................           374
   13,725     UCB S.A ............................................           556
  196,672     UNITEDHEALTH GROUP, INC ............................        13,918
    2,368   * VIASYS HEALTHCARE, INC .............................            48
   32,011   * WATERS CORP ........................................         1,240
    9,455   * WELLPOINT HEALTH NETWORKS, INC .....................         1,105
    5,969   * WILLIAM DEMANT HOLDING .............................           155
   45,714     YAMANOUCHI PHARMACEUTICAL CO LTD ...................         1,207
   21,504     ZELTIA S.A .........................................           167
   34,588   * ZIMMER HOLDINGS, INC ...............................         1,056
                                                                       ---------
              TOTAL HEALTH CARE                                          875,487
                                                                       ---------
OTHER--2.27%
   70,173     ADECCO S.A. (REGD) .................................         3,814
   91,525     AEGIS GROUP PLC ....................................           124
   19,347     AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A. (A SHS) ....           112
    3,655     AMER GROUP PLC .....................................            96
  432,328     ASSA ABLOY AB (B SHS) ..............................         6,223
   47,603     AUCKLAND INTERNATIONAL AIRPORT LTD .................            72
  232,512     BAA PLC ............................................         1,863
      910     BELLSYSTEM 24, INC .................................           340
   11,868     BENESSE CORP .......................................           308
   24,416     BRASCAN CORP (CLASS A) .............................           440
  107,309     CAPITA GROUP PLC ...................................           766
  138,148   * CENDANT CORP .......................................         2,709
   29,264   * CGI GROUP, INC .....................................           221
  163,147     CHUBB PLC ..........................................           408
   22,754     CINTAS CORP ........................................         1,092
   11,946     DCC PLC ............................................           128
   77,140     DEUTSCHE POST AG. (REGD) ...........................         1,065
   30,299     DOVER CORP .........................................         1,123
   60,836     ELECTROCOMPONENTS PLC ..............................           475
    1,982     FLUGHAFEN WIEN AG ..................................            53
   23,890     FORTUNE BRANDS, INC ................................           946
   84,323   e FUGRO NV ...........................................         3,762
    1,900     FUJI SOFT ABC, INC .................................            76
    2,432   * GROUP 4 FALCK AS ...................................           272
   22,574     H & R BLOCK, INC ...................................         1,009
   16,995     HAGEMEYER NV .......................................           318
   30,000     HAW PAR CORP LTD ...................................            66
  213,711     HAYS PLC ...........................................           647
    1,200   e HITACHI SOFTWARE ENGINEERING CO LTD ................            40
  732,151     HUTCHISON WHAMPOA LTD ..............................         7,065
  252,324     IMPERIAL HOLDINGS LTD ..............................         1,186
    6,156   * ISS AS .............................................           303
  190,347     ITOCHU CORP ........................................           430
    4,000     ITOCHU TECHNO-SCIENCE CORP .........................           165
   13,836     ITT INDUSTRIES, INC ................................           699
  108,500     KEPPEL CORP LTD ....................................           167
  457,928     KIDDE PLC ..........................................           447

                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 55

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
OTHER--(CONTINUED)
    2,101     M.J. MAILLIS S.A ...................................     $      10
    4,487     MANPOWER, INC ......................................           151
  225,166  e* MARUBENI CORP ......................................           136
    5,100     MEITEC CORP ........................................           125
  181,450     MITSUBISHI CORP ....................................         1,178
  184,714     MITSUI & CO LTD ....................................           915
   27,043     MOODY'S CORP .......................................         1,078
       10   e NET ONE SYSTEMS CO LTD .............................           146
   53,085     NIPPON SYSTEM DEVELOPMENT CO LTD ...................         2,114
      400     OBIC CO LTD ........................................            79
   13,940     OCE NV .............................................           140
    9,033     OM AB ..............................................           119
   22,477     ONEX CORP ..........................................           316
    6,100     ORACLE CORP (JAPAN) ................................           372
    2,227   * OSTASIATISKE KOMPAGNI ..............................            50
   25,020     POWER CORP OF CANADA ...............................           611
    8,594  e* QUEBECOR, INC (CLASS B) ............................           104
  483,855     RENTOKIL INITIAL PLC ...............................         1,944
   15,127   * ROBERT HALF INTERNATIONAL, INC .....................           404
  190,434     SECOM CO LTD .......................................         9,561
   93,927     SECURITAS AB (B SHS) ...............................         1,782
   72,672     SERCO GROUP PLC ....................................           386
   47,233     SERVICEMASTER CO ...................................           652
      714     SGS SOCIETE GENERALE SURVEILLANCE
               HOLDINGS S.A ......................................           115
   30,360   e SOFTBANK CORP ......................................           491
  113,250     SOUTHCORP LTD ......................................           438
      206   * SPX CORP ...........................................            28
   77,509     SUMITOMO CORP ......................................           355
  146,389     SWIRE PACIFIC LTD (A SHS) ..........................           798
  125,347     SYSCO CORP .........................................         3,287
   59,439  e* TERRA LYCOS S.A ....................................           487
   33,488     TEXTRON, INC .......................................         1,388
    4,843     TIS, INC ...........................................           116
   10,800   * TMP WORLDWIDE, INC .................................           463
   89,089     TPG NV .............................................         1,928
    2,600     TRANS COSMOS, INC ..................................            68
1,092,834     TYCO INTERNATIONAL LTD .............................        64,365
   91,072     UNITED TECHNOLOGIES CORP ...........................         5,886
  313,480     VEDIOR NV ..........................................         3,760
  332,082     WESFARMERS LTD .....................................         5,268
  611,096     WHARF HOLDINGS LTD .................................         1,493
                                                                       ---------
              TOTAL OTHER                                                152,137
                                                                       ---------
PRODUCER DURABLES--4.73%
  868,347     ABB LTD ............................................         8,368
   44,263     ADVANTEST CORP .....................................         2,506
    8,131     AIXTRON AG .........................................           184
   29,824     ALSTOM .............................................           332
   64,271     AMADA CO LTD .......................................           255
    7,196   e ATLAS COPCO AB (A SHS) .............................           161
   21,481     ATLAS COPCO AB (B SHS) .............................           452
   26,916     BALFOUR BEATTY PLC .................................            68
    1,629     BARCO (NEW) NV .....................................            57
    1,476     BOMBARDIER, INC (CLASS A) ..........................            15
  289,340   * BOMBARDIER, INC (CLASS B) ..........................         2,991
    2,671     BWT AG .............................................            58
   65,886     CATERPILLAR, INC ...................................         3,443
   88,000   * CHARTERED SEMICONDUCTOR MANUFACTURING LTD ..........           234
   14,715     COOPER INDUSTRIES, INC .............................           514
   22,000     DAIFUKU CO LTD .....................................            89
  215,837     DAIKIN INDUSTRIES LTD ..............................         3,384
   15,724     DANAHER CORP .......................................           948
   26,440     DEERE & CO .........................................         1,154
   10,840     EATON CORP .........................................           807

   SHARES                                                           VALUE (000)
   ------                                                           -----------
   23,000     EBARA CORP .........................................     $     139
   67,478     EMERSON ELECTRIC CO ................................         3,853
   97,190     FANUC LTD ..........................................         4,138
      695     FISCHER (GEORG) LTD (REGD) .........................           132
    3,071     FKI PLC ............................................             8
    7,659     FLS INDUSTRIES AS (B SHS) ..........................            65
  144,000   * FUJI ELECTRIC CO LTD ...............................           305
    4,300   * FUJI MACHINE MANUFACTURING CO LTD ..................            56
  458,032     FUJITSU LTD ........................................         3,334
4,377,480     GENERAL ELECTRIC CO ................................       175,449
   15,543     GRAINGER (W.W.), INC ...............................           746
  392,236   * HITACHI LTD ........................................         2,873
  131,000     HITACHI MAXELL LTD .................................         1,580
   37,748     ILLINOIS TOOL WORKS, INC ...........................         2,556
    2,606   * IMAGISTICS INTERNATIONAL, INC ......................            32
   37,847     IMI PLC ............................................           148
   12,547     INGERSOLL-RAND CO ..................................           525
1,035,400     INVENSYS PLC .......................................         1,797
  196,633   * ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO LTD.. ......           306
      253   * KADANT, INC ........................................             4
  190,815   * KAWASAKI HEAVY INDUSTRIES LTD ......................           175
  129,689     KOMATSU LTD ........................................           464
   21,000   e KOMORI CORP ........................................           237
    2,045     KONE OYJ (B SHS) ...................................           151
  685,937     KONINKLIJKE PHILIPS ELECTRONICS NV .................        20,387
   95,782     KUBOTA CORP ........................................           251
   14,638     KURITA WATER INDUSTRIES LTD ........................           182
    7,594   * LOGITECH INTERNATIONAL S.A. (REGD) .................           278
    6,800     MABUCHI MOTOR CO LTD ...............................           560
   52,348     MAGNA INTERNATIONAL, INC (CLASS A) .................         3,315
   20,744     METSO OYJ ..........................................           218
   71,155     MINNESOTA MINING & MANUFACTURING CO ................         8,411
  224,976   * MITSUBISHI ELECTRIC CORP ...........................           870
  515,840     MITSUBISHI HEAVY INDUSTRIES LTD ....................         1,378
   84,000   * MITSUI ENGINEERING & SHIPBUILDING CO LTD ...........            83
    3,769     MORI SEIKI CO LTD ..................................            23
  226,054     NEC CORP ...........................................         2,306
    3,479   * NEG MICON AS .......................................            92
   30,457     NIKON CORP .........................................           234
    4,430     NKT HOLDING AS .....................................            57
   56,488     NSK LTD ............................................           195
   58,000     NTN CORP ...........................................            94
   40,000   * OKI ELECTRIC INDUSTRY CO LTD .......................           131
   31,687     PACE MICRO TECHNOLOGY PLC ..........................           161
   12,605     PARKER HANNIFIN CORP ...............................           579
   25,479     PITNEY BOWES, INC ..................................           958
   31,234     ROCKWELL COLLINS, INC ..............................           609
   29,234     ROCKWELL INTERNATIONAL CORP ........................           522
    4,600   * ROYAL GROUP TECHNOLOGIES LTD .......................            85
   21,500     SAMSUNG ELECTRONICS CO LTD .........................         4,567
   77,250   e SANDVIK AB .........................................         1,653
      196     SCHINDLER HOLDINGS AG. (REGD) ......................           281
   53,545     SCHNEIDER ELECTRIC S.A .............................         2,575
   48,046     SEMBCORP INDUSTRIES LTD ............................            42
    3,494   * SGL CARBON AG ......................................            70
  366,169     SIEMENS AG .........................................        24,404
  201,000     SINGAPORE TECHNOLOGIES ENGINEERING LTD .............           256
      615     SKF AB (A SHS) .....................................            11
   16,281   e SKF AB (B SHS) .....................................           320
   14,278     SMC CORP ...........................................         1,453
    2,000     STANLEY ELECTRIC CO LTD ............................            15
      543     SULZER AG. (REGD) ..................................            83
  124,000   * SUMITOMO HEAVY INDUSTRIES LTD ......................            66
    1,000     TAKUMA CO LTD ......................................             7
    6,667   * TANDBERG ASA .......................................           149

56 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
PRODUCER DURABLES--(CONTINUED)
   18,800     THK CO LTD .........................................     $     274
   14,341  e* THOMSON MULTIMEDIA .................................           441
  133,981     TOKYO ELECTRON LTD .................................         6,573
   27,643     TOMRA SYSTEMS ASA ..................................           265
  464,923     TOSHIBA CORP .......................................         1,596
   15,827   e TOYOTA INDUSTRIES CORP .............................           231
   26,000     USHIO, INC .........................................           294
    2,429     VA TECHNOLOGIE AG ..................................            53
   16,131   e VESTAS WIND SYSTEMS AS .............................           440
    6,023     WARTSILA OYJ (B SHS) ...............................           112
   98,517     WASTE MANAGEMENT, INC ..............................         3,144
   63,412     XEROX CORP .........................................           661
   29,507     YOKOGAWA ELECTRIC CORP .............................           235
                                                                       ---------
              TOTAL PRODUCER DURABLES                                    317,343
                                                                       ---------
TECHNOLOGY--14.79%
  124,093   * ADC TELECOMMUNICATIONS, INC ........................           571
   40,576     ADOBE SYSTEMS, INC .................................         1,260
   54,450   * ADVANCED MICRO DEVICES, INC ........................           864
   65,315   * AGILENT TECHNOLOGIES, INC ..........................         1,862
      682     ALCATEL O (OPTRONICS) ..............................             5
  267,171     ALCATEL S.A ........................................         4,567
   42,768   e ALCATEL S.A. (SPON ADR) ............................           708
    7,500   * ALIANT, INC ........................................           141
   14,000     ALPS ELECTRIC CO LTD ...............................            95
  460,600   * ALTERA CORP ........................................         9,774
    9,850     ALTRAN TECHNOLOGIES S.A ............................           445
   22,706   * AMERICAN POWER CONVERSION CORP .....................           328
  375,901   * ANALOG DEVICES, INC ................................        16,686
    8,000     ANRITSU CORP .......................................            64
   87,572   * APPLE COMPUTER, INC ................................         1,918
  693,314   * APPLIED MATERIALS, INC .............................        27,802
  163,859   * APPLIED MICRO CIRCUITS CORP ........................         1,855
  262,291   * ARM HOLDINGS PLC ...................................         1,370
  115,912     ASAHI GLASS CO LTD .................................           685
    2,285     ASCOM HOLDING AG. (REGD) ...........................            40
   32,500     ASM PACIFIC TECHNOLOGY LTD .........................            64
  527,535   * ASML HOLDING NV ....................................         9,169
  131,620   * ATI TECHNOLOGIES, INC ..............................         1,657
   65,796   * ATMEL CORP .........................................           485
    3,221   * ATOS ORIGIN ........................................           211
  100,209     AUTOMATIC DATA PROCESSING, INC .....................         5,902
   24,046   * AVAYA, INC .........................................           292
       43   * AXCELIS TECHNOLOGIES, INC ..........................             1
  677,128   * BEA SYSTEMS, INC ...................................        10,428
   32,891   * BMC SOFTWARE, INC ..................................           538
   28,844   * BROADCOM CORP (CLASS A) ............................         1,179
  328,941   * BROCADE COMMUNICATIONS SYSTEMS, INC ................        10,895
    9,454  e* BUSINESS OBJECTS ...................................           316
   39,116   * CADENCE DESIGN SYSTEMS, INC ........................           857
   24,760     CAE, INC ...........................................           179
  514,324     CANON, INC .........................................        17,699
   29,065     CAP GEMINI S.A .....................................         2,099
   64,312   * CELESTICA, INC .....................................         2,578
    1,283   * CELESTICA, INC (U.S.) ..............................            52
   19,716   * CERIDIAN CORP ......................................           370
   10,759   * CERTEGY, INC .......................................           368
1,331,488   * CIENA CORP .........................................        19,054
3,860,136   * CISCO SYSTEMS, INC .................................        69,907
   41,279     CITIZEN WATCH CO LTD ...............................           206
   29,404   * CITRIX SYSTEMS, INC ................................           666
  111,339     CMG PLC ............................................           394
   14,822   * COGNOS, INC ........................................           367
   72,717     COMPUTER ASSOCIATES INTERNATIONAL, INC .............         2,508
   19,541   * COMPUTER SCIENCES CORP .............................           957
   SHARES                                                           VALUE (000)
   ------                                                           -----------
   56,209       COMPUTERSHARE LTD ................................     $     152
   58,342     * COMPUWARE CORP ...................................           688
   26,305     * COMVERSE TECHNOLOGY, INC .........................           588
   75,280     * CONCORD EFS, INC .................................         2,468
   24,164     * CONVERGYS CORP ...................................           906
  149,004     * CORNING, INC .....................................         1,329
   10,500       CREATIVE TECHNOLOGY LTD ..........................            84
    9,931       CSK CORP .........................................           233
   77,317       DAI NIPPON PRINTING CO LTD .......................           773
   37,121     e DAINIPPON SCREEN MANUFACTURING CO LTD ............           117
    9,474       DASSAULT SYSTEMES S.A ............................           456
   43,000       DATACRAFT ASIA LTD ...............................            94
  986,882     * DELL COMPUTER CORP ...............................        26,823
    7,650     * DESCARTES SYSTEMS GROUP, INC .....................            57
    7,140     * DST SYSTEMS, INC .................................           356
   23,689     * EBAY, INC ........................................         1,585
    8,416     * EDB BUSINESS PARTNER ASA .........................            47
   36,014     * ELECTRONIC ARTS, INC .............................         2,159
   89,899       ELECTRONIC DATA SYSTEMS CORP .....................         6,163
  947,135     * EMC CORP .........................................        12,729
   14,164       EPCOS AG .........................................           731
   21,219       EQUIFAX, INC .....................................           512
  114,663       ERG LTD ..........................................            32
   33,750    e* ERG LTD (NEW) ....................................            10
2,549,408     e ERICSSON (LM) (B SHS) ............................        13,853
   71,222  b,e* EXODUS COMMUNICATIONS, INC .......................             3
   64,418       FIRST DATA CORP ..................................         5,054
   18,240     * FISERV, INC ......................................           772
   65,000       FUJIKURA LTD .....................................           244
    3,200       FUJITSU SUPPORT & SERVICE, INC ...................            53
   68,340       FURUKAWA ELECTRIC CO LTD .........................           363
  108,803       FUTURIS CORP LTD .................................           103
   55,116       GETRONICS NV .....................................           179
  307,102       HEWLETT-PACKARD CO ...............................         6,308
   56,100     e HIROSE ELECTRIC CO LTD ...........................         3,822
   13,320       HOYA CORP ........................................           796
   44,861     * I2 TECHNOLOGIES, INC .............................           354
   81,852    e* INFINEON TECHNOLOGIES AG .........................         1,713
2,861,229       INTEL CORP .......................................        89,986
  887,943       INTERNATIONAL BUSINESS MACHINES CORP .............       107,406
    8,995       INTRACOM S.A .....................................           115
   40,874     * INTUIT, INC ......................................         1,749
    3,608     * IONA TECHNOLOGIES PLC ............................            75
   23,758     * JABIL CIRCUIT, INC ...............................           540
  216,353     * JDS UNIPHASE CORP ................................         1,878
4,651,555       JOHNSON ELECTRIC HOLDINGS LTD ....................         4,891
   32,929     * JUNIPER NETWORKS, INC ............................           624
   29,627       KEYENCE CORP .....................................         4,926
   34,901     * KLA-TENCOR CORP ..................................         1,730
   20,000       KOKUYO CO LTD ....................................           168
   18,000       KONICA CORP ......................................           106
    3,635    e* KUDELSKI S.A. (BR) ...............................           212
   97,102       KYOCERA CORP .....................................         6,335
   12,000     e KYOWA EXEO CORP ..................................            71
  368,700     * LAM RESEARCH CORP ................................         8,561
   24,800     * LEARNING TECHNOLOGY PLC (LITIGATION NOTES) .......             0
   75,250       LINEAR TECHNOLOGY CORP ...........................         2,938
  141,979       LOGICA PLC .......................................         1,322
  537,985     * LUCENT TECHNOLOGIES, INC .........................         3,384
  698,945     * MARCONI PLC ......................................           425
   10,719       MATSUSHITA COMMUNICATION INDUSTRIAL CO LTD .......           290
   49,618     * MAXIM INTEGRATED PRODUCTS, INC ...................         2,605
   12,946     * MERCURY INTERACTIVE CORP .........................           440
   27,617     * MERKANTILDATA ASA ................................            33
   84,932     * MICRON TECHNOLOGY, INC ...........................         2,633


                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 57

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
TECHNOLOGY--(CONTINUED)
2,296,660   * MICROSOFT CORP .....................................     $ 152,154
   54,000     MINEBEA CO LTD .....................................           291
   92,845     MISYS PLC ..........................................           439
   11,000   e MITSUMI ELECTRIC CO LTD ............................           126
2,019,297     MOTOROLA, INC ......................................        30,330
  113,044     MURATA MANUFACTURING CO LTD ........................         6,805
    4,897   * NAVISION AS ........................................           131
   18,159     NERA ASA ...........................................            39
   46,779   * NETWORK APPLIANCE, INC .............................         1,023
   14,419     NGK SPARK PLUG CO LTD ..............................           104
    1,800   e NIDEC CORP .........................................            98
    3,000     NIPPON COMSYS CORP .................................            16
   40,972     NIPPON SHEET GLASS CO LTD ..........................           129
   15,100     NITTO DENKO CORP ...................................           349
2,083,625     NOKIA OYJ ..........................................        53,733
   20,700     NOMURA RESEARCH INSTITUTE, INC .....................         2,429
1,191,389     NORTEL NETWORKS CORP ...............................         8,881
  778,907   * NORTEL NETWORKS CORP (U.S.) ........................         5,842
   22,559   * NOVELLUS SYSTEMS, INC ..............................           890
      197     NTT DATA CORP ......................................           700
   33,055     OLYMPUS OPTICAL CO LTD .............................           475
   38,543     OMRON CORP .........................................           515
   22,080   * OPENWAVE SYSTEMS, INC ..............................           216
    1,129   * OPTICOM ASA ........................................            46
  696,201   * ORACLE CORP ........................................         9,615
   89,298   * PALM, INC ..........................................           346
   52,584   * PARAMETRIC TECHNOLOGY CORP .........................           411
   61,006     PAYCHEX, INC .......................................         2,126
   42,869   * PEOPLESOFT, INC ....................................         1,723
   29,971   * PEREGRINE SYSTEMS, INC .............................           444
   37,912   * PMC-SIERRA, INC ....................................           806
   14,569   * QLOGIC CORP ........................................           648
  433,691   * QUALCOMM, INC ......................................        21,901
   29,385   * RATIONAL SOFTWARE CORP .............................           573
   92,318     RICOH CO LTD .......................................         1,719
   16,943     ROHM CO LTD ........................................         2,235
  170,623     SAGE GROUP PLC .....................................           567
    1,725   e SAGEM S.A. (NEW) ...................................           106
   50,447   * SANMINA-SCI CORP ...................................         1,004
  136,057     SAP AG .............................................        17,834
   42,063     SCIENTIFIC-ATLANTA, INC ............................         1,007
   57,448   * SIEBEL SYSTEMS, INC ................................         1,607
    2,911     SOFTWARE AG. (REGD) ................................           110
  128,304   * SOLECTRON CORP .....................................         1,447
   19,432   * SONUS NETWORKS, INC ................................            90
   76,381     SPIRENT PLC ........................................           176
  459,985   e STMICROELECTRONICS NV (NEWYORKSHS) .................        14,765
   82,709     SUMITOMO ELECTRIC INDUSTRIES LTD ...................           577
  622,227   * SUN MICROSYSTEMS, INC ..............................         7,653
   42,283   * SUNGARD DATA SYSTEMS, INC ..........................         1,223
   21,753     SYMBOL TECHNOLOGIES, INC ...........................           345
   17,940     TAIYO YUDEN CO LTD .................................           272
    8,262   * TANDBERG TELEVISION ASA ............................            28
   17,257     TDK CORP ...........................................           814
    9,122   * TELLABS, INC .......................................           136
   28,431   * TERADYNE, INC ......................................           857
  273,399     TEXAS INSTRUMENTS, INC .............................         7,655
   25,555   * THERMO ELECTRON CORP ...............................           610
   12,878     TIETOENATOR CORP ...................................           341
1,151,540     TOPPAN PRINTING CO LTD .............................        10,623
  217,000   * TREND MICRO, INC ...................................         5,133
    2,092     UNAXIS HOLDING AG. (REGD) ..........................           226
   58,423   * UNISYS CORP ........................................           733
  113,000     VENTURE MANUFACTURING LTD (SINGAPORE) ..............           814

   SHARES                                                           VALUE (000)
   ------                                                           -----------
   28,704   * VERISIGN, INC ......................................     $   1,092
  376,946   * VERITAS SOFTWARE CORP ..............................        16,898
   28,090   * VITESSE SEMICONDUCTOR CORP .........................           349
   39,100     WM-DATA AB (B SHS) .................................            98
  467,886   * XILINX, INC ........................................        18,271
  231,232  e* YAHOO!, INC ........................................         4,102
   28,678     YAMAHA CORP ........................................           212
                                                                       ---------
              TOTAL TECHNOLOGY                                           992,673
                                                                       ---------
TRANSPORTATION--0.91%
   10,897  e* AIR CANADA .........................................            34
   12,853     AIR FRANCE .........................................           188
  128,778  e* ALITALIA S.P.A .....................................           115
  132,000  e* ALL NIPPON AIRWAYS CO LTD ..........................           306
   95,404     ASSOCIATED BRITISH PORTS HOLDINGS PLC ..............           583
    9,335   * ATTICA ENTERPRISE HOLDING S.A ......................            42
    9,971   * BALLARD POWER SYSTEMS, INC .........................           295
      507     BERGESEN DY AS (A SHS) .............................             9
    7,017     BERGESEN DY AS (B SHS) .............................           111
  337,801     BRAMBLES INDUSTRIES LTD ............................         1,798
  116,413   * BRAMBLES INDUSTRIES PLC ............................           576
  157,725   * BRITISH AIRWAYS PLC ................................           448
   42,582     BURLINGTON NORTHERN SANTA FE CORP ..................         1,215
   15,800     CANADIAN NATIONAL RAILWAY CO .......................           763
   96,338   * CANADIAN NATIONAL RAILWAY CO (CANADA) ..............         4,629
  139,410   e CANADIAN PACIFIC RAILWAY LTD .......................         2,803
  189,000     CATHAY PACIFIC AIRWAYS LTD .........................           242
      115     CENTRAL JAPAN RAILWAY CO ...........................           744
      939     CMB COMPAGNIE MARITIME BELGE S.A ...................            43
  152,259   * CONTINENTAL AIRLINES, INC (CLASS B) ................         3,991
   12,106   * CP SHIPS LTD .......................................           130
   44,742     CSX CORP ...........................................         1,568
       48     DAMPSKIBSSELSKABET AF 1912 (B SHS) .................           328
       33     DAMPSKIBSSELSKABET SVENDBORG (B SHS) ...............           300
  154,107     DEUTSCHE LUFTHANSA AG. (REGD) ......................         2,072
    2,141     EAST JAPAN RAILWAY CO ..............................        10,341
   31,012     EXEL PLC ...........................................           354
   59,106   * FEDEX CORP .........................................         3,066
   95,486     FIRSTGROUP PLC .....................................           409
    8,007     FRONTLINE LTD ......................................            83
   18,234   e JAPAN AIRLINES CO LTD ..............................            44
   28,968     KAMIGUMI CO LTD ....................................           119
   27,381   e KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD .............           104
   79,000     KEIO ELECTRIC RAILWAY CO LTD .......................           389
  263,700     KINKI NIPPON RAILWAY CO LTD ........................           845
    3,905   e KLM (ROYAL DUTCH AIRLINES) NV ......................            45
  139,949     MAYNE NICKLESS LTD .................................           493
    9,000     MITSUBISHI LOGISTICS CORP ..........................            64
  109,474     MITSUI O.S.K. LINES LTD ............................           221
  218,000     MTR CORP ...........................................           285
  112,124   * NEPTUNE ORIENT LINES LTD ...........................            59
   80,000     NIPPON EXPRESS CO LTD ..............................           272
  188,974     NIPPON YUSEN KABUSHIKI KAISHA ......................           570
   60,837     NORFOLK SOUTHERN CORP ..............................         1,115
  121,633     PENINSULAR AND ORIENTAL STEAM NAVIGATION CO ........           421
   83,821   * RAILTRACK GROUP PLC ................................             0
  594,237   * RYANAIR HOLDINGS PLC ...............................         3,755
    8,101   * SABRE HOLDINGS CORP ................................           343
   13,365  e* SAS AB .............................................            87
   37,000     SEINO TRANSPORTATION CO LTD ........................           150
   40,000     SEMBCORP LOGISTICS LTD .............................            39
   87,139     SINGAPORE AIRLINES LTD .............................           519
  113,000     SMRT CORP LTD ......................................            44
  313,045     SOUTHWEST AIRLINES CO ..............................         5,785
   14,561     STAGECOACH GROUP PLC ...............................            16
      400   * STAMFORD LAND CORP LTD WTS 05/10/02 ................             0


58 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
TRANSPORTATION--(CONTINUED)
    97,000     * TOBU RAILWAY CO LTD .............................    $      255
   188,673     e TOKYU CORP ......................................           569
    38,798       UNION PACIFIC CORP ..............................         2,211
    17,868       UNITED PARCEL SERVICE, INC (CLASS B) ............           974
     2,159     * VAN DER HORST LTD ...............................             0
       123       WEST JAPAN RAILWAY CO ...........................           550
   205,107     e YAMATO TRANSPORT CO LTD .........................         3,866
                                                                      ----------
                 TOTAL TRANSPORTATION                                     61,795
                                                                      ----------
UTILITIES--9.99%
 3,204,466       A T & T CORP ....................................        58,129
 1,787,609     * A T & T WIRELESS SERVICES, INC ..................        25,688
    16,533       ACEA S.P.A ......................................           112
    71,251     * AES CORP ........................................         1,165
       135       AGUAS DE BARCELONA S.A. (NEW) ...................             2
    13,593       AGUAS DE BARCELONA S.A ..........................           169
    25,720       ALLEGHENY ENERGY, INC ...........................           932
   230,847       ALLIANT ENERGY CORP .............................         7,009
    21,582       AMEREN CORP .....................................           913
    35,880       AMERICAN ELECTRIC POWER CO, INC .................         1,562
   232,981     * AMERICAN TOWER CORP (CLASS A) ...................         2,206
     2,059       ATHENS WATER SUPPLY & SEWAGE ....................            12
    54,995       AUSTRALIAN GAS LIGHT CO LTD .....................           256
    22,775       AUTOPISTAS CONCESIONARIA ESPANOLA S.A ...........           227
   267,546     e AUTOSTRADE-CONCESSIONI E COSTRUZIONI
                 AUTOSTRADE S.P.A ................................         1,858
    58,987       AWG PLC .........................................           464
33,558,480     * AWG PLC (REDMBLE SHS) ...........................            44
   195,597       BCE, INC ........................................         4,412
   260,171       BELLSOUTH CORP ..................................         9,926
    46,155       BOUYGUES S.A ....................................         1,512
    44,004       BRISA-AUTO ESTRADAS DE PORTUGAL S.A .............           187
 4,824,082     * BT GROUP PLC ....................................        17,763
   854,322       CABLE & WIRELESS PLC ............................         4,109
    48,047     * CALPINE CORP ....................................           807
    89,371       CHUBU ELECTRIC POWER CO, INC ....................         1,609
    31,591       CINERGY CORP ....................................         1,056
   290,498       CLP HOLDINGS LTD ................................         1,108
   562,239       CMS ENERGY CORP .................................        13,511
    27,478       CONSOLIDATED EDISON, INC ........................         1,109
    35,834       CONSTELLATION ENERGY GROUP, INC .................           951
    65,344       CONTACT ENERGY LTD ..............................           108
 1,008,850       DEUTSCHE TELEKOM AG. (REGD) .....................        17,427
   241,216       DOMINION RESOURCES, INC .........................        14,497
    26,403       DTE ENERGY CO ...................................         1,107
   150,569       DUKE ENERGY CORP ................................         5,911
    37,652       DYNEGY, INC (CLASS A) ...........................           960
     1,880    e* E.BISCOM S.P.A ..................................            86
   240,892       E.ON AG .........................................        12,526
    33,364     * EDISON INTERNATIONAL ............................           504
   101,551       EL PASO CORP ....................................         4,530
     9,799       ELECTRABEL S.A ..................................         2,042
    10,950     * ELECTRABEL S.A. (STRIP VVPR) ....................             4
   582,372       ELECTRICIDADE DE PORTUGAL S.A ...................         1,265
 3,479,754       ELECTRONICS BOUTIQUE PLC ........................         6,938
   287,488     e ENDESA S.A ......................................         4,498
   677,289     e ENEL S.P.A ......................................         3,817
   218,569   b,e ENRON CORP ......................................           131
    23,218       ENTERGY CORP ....................................           908
    24,660       EXELON CORP .....................................         1,181
    63,111       FIRSTENERGY CORP ................................         2,208
    42,960       FPL GROUP, INC ..................................         2,423
   130,268     e FRANCE TELECOM S.A ..............................         5,208
   123,957  b,e* GLOBAL CROSSING LTD .............................           104
    38,555       GN STORE NORD ...................................           231

   SHARES                                                           VALUE (000)
   ------                                                           -----------
    38,654    HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A .......    $      630
   766,014    HONGKONG ELECTRIC HOLDINGS LTD .....................         2,849
   254,971  e IBERDROLA S.A ......................................         3,319
   262,686  * INTERNATIONAL POWER PLC ............................           774
   105,197    KANSAI ELECTRIC POWER CO, INC ......................         1,507
   114,014    KELDA GROUP PLC ....................................           589
    26,164    KEYSPAN CORP .......................................           907
    13,558    KINDER MORGAN, INC .................................           755
   324,346 e* KPN NV .............................................         1,649
    58,196    KYUSHU ELECTRIC POWER CO, INC ......................           838
 1,028,492 e* LEVEL 3 COMMUNICATIONS, INC ........................         5,142
    62,006 e* METROMEDIA FIBER NETWORK, INC (CLASS A) ............            27
    81,322  * MIRANT CORP ........................................         1,303
   478,549    NATIONAL GRID GROUP PLC ............................         2,981
    87,424  * NEXTEL COMMUNICATIONS, INC (CLASS A) ...............           958
     3,164    NIPPON TELEGRAPH & TELEPHONE CORP ..................        10,308
   469,690    NISOURCE, INC ......................................        10,831
     1,649  * NISOURCE, INC (SAILS) ..............................             4
     1,648    NTT DOCOMO, INC ....................................        19,365
     1,454    OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG
               (A SHS) ...........................................           109
    40,813  * P G & E CORP .......................................           785
 1,393,800  * PACIFIC CENTURY CYBERWORKS LTD .....................           384
    35,280    PANAFON HELLENIC TELECOM S.A .......................           182
   211,699  * PORTUGAL TELECOM SGPS S.A. (REGD) ..................         1,649
    15,993    PPL CORP ...........................................           557
 1,325,756  * PRICE COMMUNICATIONS CORP ..........................        25,309
    34,179    PROGRESS ENERGY, INC ...............................         1,539
    38,972    PUBLIC SERVICE ENTERPRISE GROUP, INC ...............         1,644
   222,873    QWEST COMMUNICATIONS INTERNATIONAL, INC ............         3,149
   411,962    RELIANT ENERGY, INC ................................        10,925
   117,161    RWE AG .............................................         4,428
 1,031,641    SBC COMMUNICATIONS, INC ............................        40,409
   327,890    SCOTTISH & SOUTHERN ENERGY PLC .....................         2,911
   587,077    SCOTTISH POWER PLC .................................         3,247
    35,418    SEMPRA ENERGY ......................................           870
    29,048    SEVERN TRENT PLC ...................................           304
   913,670    SINGAPORE TELECOMMUNICATIONS LTD ...................           871
   164,748  e SONERA OYJ .........................................           835
   594,533    SOUTHERN CO ........................................        15,071
   285,067    SPRINT CORP (FON GROUP) ............................         5,724
   829,555  * SPRINT CORP (PCS GROUP) ............................        20,249
   331,762    SUEZ S.A ...........................................        10,024
     8,172    SWISSCOM AG. (REGD) ................................         2,264
    43,800    TDC AS .............................................         1,560
    13,433  * TELE2 AB (B SHS) ...................................           484
   220,434    TELECOM CORP OF NEW ZEALAND LTD ....................           459
 1,167,515  e TELECOM ITALIA S.P.A ...............................         9,980
   359,667  e TELECOM ITALIA S.P.A.(RNC) .........................         1,921
 1,612,147  * TELEFONICA S.A .....................................        21,575
    32,271  * TELEFONICA S.A. (SPON ADR) .........................         1,293
    19,751  * TELEKOM AUSTRIA AG .................................           164
    69,368    TELENOR ASA ........................................           299
   144,685    TELIA AB ...........................................           644
   897,985    TELSTRA CORP LTD ...................................         2,501
    17,519    TELUS CORP .........................................           266
       938    TELUS CORP (NON-VOTE) ..............................            14
 1,534,493  e TIM S.P.A ..........................................         8,567
    22,507 e* TISCALI S.P.A ......................................           204
   328,830    TOHOKU ELECTRIC POWER CO, INC ......................         4,511
   641,159    TOKYO ELECTRIC POWER CO, INC .......................        13,649
    27,020    TRANSALTA CORP .....................................           366
   217,821    TXU CORP ...........................................        10,270
    40,266    UNION FENOSA S.A ...................................           652
   157,548    UNITED UTILITIES PLC ...............................         1,411

                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 59

     Statement of Investments - GLOBAL EQUITIES ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
 UTILITIES--(CONTINUED)
    400,974      VERIZON COMMUNICATIONS, INC .....................   $   19,030
 24,824,468      VODAFONE GROUP PLC ..............................       64,943
    271,157      VODAFONE GROUP PLC (SPON ADR) ...................        6,963
    106,706      WILLIAMS COS, INC ...............................        2,723
     18,288      WORLDCOM, INC (MCI GROUP) .......................          232
  2,143,205    * WORLDCOM, INC (WORLDCOM GROUP) ..................       30,176
                                                                     ----------
                 TOTAL UTILITIES                                        670,454
                                                                     ----------

                 TOTAL COMMON STOCK
                 (COST $7,010,532)                                    6,616,713
                                                                     ----------

  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--2.30%
 U.S. GOVERNMENT AND AGENCIES--2.30%
              FEDERAL HOME LOAN BANK (FHLB)
$ 6,989,000    d 2.280%, 01/11/02 ................................   $    6,985
  5,150,000      1.700%, 03/13/02 ................................        5,132
              FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 19,400,000    d 2.000%, 01/22/02 ................................       19,379
 28,700,000    d 1.660%, 03/07/02 ................................       28,608
  1,450,000    d 3.985%, 05/23/02 ................................        1,440
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 15,100,000      1.500%, 01/02/02 ................................       15,099
 46,700,000      1.730%, 03/21/02 ................................       46,519
 19,000,000    d 1.680%, 04/16/02 ................................       18,902


              FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
$12,000,000    d 6.820%, 04/29/02 ................................   $   12,197
                                                                     ----------
              TOTAL U.S. GOVERNMENT AND AGENCIES                        154,261
                                                                     ----------

              TOTAL SHORT TERM INVESTMENTS
                (COST $154,165)                                         154,261
                                                                     ----------

              TOTAL PORTFOLIO--100.93%
                (COST $7,171,898)                                     6,776,790

              OTHER ASSETS & LIABILITIES, NET--(0.93)%                  (62,765)
                                                                     ----------

              NET ASSETS--100.00%                                    $6,714,025
                                                                     ==========


----------
*  Non-income producing
b  In bankruptcy
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e  All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2001, the value of these securities amounted to $169 or 0.00% of net assets.

Additional information on each restricted security is as follows:

SECURITY                        ACQUISITION DATE                ACQUISITION COST
--------                        ----------------                ----------------
SILVERSTONE BERHAD                  12/30/98                          $804
                                                                      ====


   TRANSACTION WITH AFFILIATED COMPANIES--JANUARY 1, 2001 - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                  VALUE AT          PURCHASE                          REALIZED      DIVIDEND         SHARES AT          VALUE AT
ISSUE         DECEMBER 31, 2000       COST           PROCEEDS        GAIN(LOSS)      INCOME      DECEMBER 31,2001   DECEMBER 31,2001
-----         -----------------   -----------      -----------       ----------      ------      ----------------   ----------------
IHC CALAND NV    $70,811,932      $24,927,590      $33,125,435       $7,572,110        --                --              *
                 -----------      -----------      -----------       ----------
TOTAL AFFILIATED
  TRANSACTIONS   $70,811,932      $24,927,590      $33,125,435       $7,572,110
                 ===========      ===========      ===========       ==========

----------
*  Not an Affiliate as of December 31, 2001

          Statement of Investments - GROWTH ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                          VALUE (000)
  ---------                                                          -----------
CORPORATE BOND--0.00%
 CONSUMER CYCLICAL--0.00%
               UGLY DUCKLING CORP (SUB DEB)
$     6,500      12.000%, 10/23/03 ...............................   $        7
                                                                     ----------
               TOTAL CONSUMER CYCLICAL                                        7
                                                                     ----------
               TOTAL CORPORATE BOND
                 (COST $8)                                                    7
                                                                     ----------

   SHARES
   ------
PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
      3,895    * SEALED AIR CORP (NEW) ...........................          161
                                                                     ----------
                 TOTAL BASIC INDUSTRIES                                     161
                                                                     ----------
 HEALTH CARE--0.00%
     32,800    * FRESENIUS MEDICAL CARE HOLDINGS, INC ............            1
                                                                     ----------
                 TOTAL HEALTH CARE                                            1
                                                                     ----------
 TECHNOLOGY--0.00%
        264    * SUPERIOR TRUST I SERIES A .......................            1
                                                                     ----------
                 TOTAL TECHNOLOGY                                             1
                                                                     ----------

                 TOTAL PREFERRED STOCK
                   (COST $186)                                              163
                                                                     ----------
COMMON STOCK--99.26%
 AEROSPACE AND DEFENSE--0.58%
     10,673    * ALLIANT TECHSYSTEMS, INC ........................          824
    320,753      BOEING CO .......................................       12,439
      9,425   e* DRS TECHNOLOGIES, INC ...........................          336
    175,173   e* ECHOSTAR COMMUNICATIONS CORP (CLASS A) ..........        4,812
      3,708      ENGINEERED SUPPORT SYSTEMS, INC .................          127
  2,506,637    * GENERAL MOTORS CORP (CLASS H) ...................       38,728
        250      HEICO CORP ......................................            4
         25      HEICO CORP (CLASS A) ............................            1
      1,983    * INNOVATIVE SOLUTIONS & SUPPORT, INC .............           15
        403    * LADISH CO, INC ..................................            4
      2,807      NORTHROP GRUMMAN CORP ...........................          283
     10,684    * PANAMSAT CORP ...................................          234
     17,987    * PEGASUS COMMUNICATIONS CORP .....................          187
     94,454      PERKINELMER, INC ................................        3,308
     28,430    * TELEDYNE TECHNOLOGIES, INC ......................          463
      1,123    * TRIUMPH GROUP, INC ..............................           36
     11,816    * VIASAT, INC .....................................          184
                                                                     ----------
                 TOTAL AEROSPACE AND DEFENSE                             61,985
                                                                     ----------
 BASIC INDUSTRIES--0.34%
      2,721    * AEP INDUSTRIES, INC .............................           65
        465      ALBANY INTERNATIONAL CORP (CLASS A) .............           10
     62,546      ALCOA, INC ......................................        2,224
        100    * AMERICAN REALTY INVESTORS, INC ..................            1
     44,254    * AMERICAN STANDARD COS, INC ......................        3,019
      1,887      AMERICAN WOODMARK CORP ..........................          101
      3,580      APTARGROUP, INC .................................          125
     13,994      ARCH COAL, INC ..................................          318
     31,948      AVERY DENNISON CORP .............................        1,806
     42,700      BARRICK GOLD CORP (U.S.) ........................          681

                        SEE NOTES TO FINANCIAL STATEMENTS

60   COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
BASIC INDUSTRIES--(CONTINUED)
     12,956        BLACK & DECKER CORP ...........................   $      489
      7,513      * BUCKEYE TECHNOLOGIES, INC .....................           86
     19,212     e* CABOT MICROELECTRONICS CORP ...................        1,523
     15,144        CAMBREX CORP ..................................          660
      5,811        CARLISLE COS, INC .............................          215
      8,444        CENTURY ALUMINUM CO ...........................          113
        383        CLARCOR, INC ..................................           10
      4,994      * COLLINS & AIKMAN CORP .........................           38
     17,995        CONSOL ENERGY, INC ............................          447
     11,606      * CORVAS INTERNATIONAL, INC .....................           76
     42,555      * DAL-TILE INTERNATIONAL, INC ...................          989
     14,058      * DIONEX CORP ...................................          359
     36,143      * EARTHSHELL CORP ...............................           72
     92,876        ECOLAB, INC ...................................        3,738
      6,066        ELCOR CORP ....................................          169
     12,953      * ENERGY CONVERSION DEVICES, INC ................          246
     10,083        FERRO CORP ....................................          260
      6,531        FLORIDA ROCK INDUSTRIES, INC ..................          239
      3,039      * FOAMEX INTERNATIONAL, INC .....................           25
     53,104     e* FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS A)            685
     24,481     e* FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B)            328
      4,900      * GENTEK, INC ...................................            8
     13,520        GEORGIA GULF CORP .............................          250
      3,651        GRANITE CONSTRUCTION, INC .....................           88
     21,819      * INSITUFORM TECHNOLOGIES, INC (CLASS A) ........          558
     12,584      * IVEX PACKAGING CORP ...........................          239
      2,645      * JACOBS ENGINEERING GROUP, INC .................          175
     70,249        KIMBERLY-CLARK CORP ...........................        4,201
        999        LIQUI-BOX CORP ................................           41
     22,326      * LONE STAR TECHNOLOGIES, INC ...................          393
      1,537        LSI INDUSTRIES, INC ...........................           27
        213      * LYDALL, INC ...................................            2
      6,784        MACDERMID, INC ................................          115
     28,817      * MATTSON TECHNOLOGY, INC .......................          254
        188      * MAUI LAND & PINEAPPLE CO ......................            5
     11,675      * MOBILE MINI, INC ..............................          457
      1,910      * MUELLER INDUSTRIES, INC .......................           64
      5,198      * NANOPHASE TECHNOLOGIES CORP ...................           31
     81,514      e NEWMONT MINING CORP ...........................        1,558
        340        NL INDUSTRIES, INC ............................            5
      4,899      * NVR, INC ......................................          999
      3,755      * OGLEBAY NORTON CO .............................           58
     11,364        OLIN CORP .....................................          183
     10,971      * PACKAGING CORP OF AMERICA .....................          199
        824      * PALM HARBOR HOMES, INC ........................           20
      4,272        PEABODY ENERGY CORP ...........................          120
        807        PENN ENGINEERING & MANUFACTURING CORP .........           14
      6,984      * PENWEST PHARMACEUTICALS CO ....................          140
      2,441      * PERINI CORP ...................................           17
     42,390        PLUM CREEK TIMBER CO, INC .....................        1,202
        438        QUAKER CHEMICAL CORP ..........................            9
      3,816        RPM, INC ......................................           55
     33,202      * SCICLONE PHARMACEUTICALS, INC .................          100
     61,374     e* SEALED AIR CORP ...............................        2,505
     31,159      * SHAW GROUP, INC ...............................          732
      5,920      * SIMPSON MANUFACTURING CO, INC .................          339
     41,329        SOLUTIA, INC ..................................          579
      3,674        SPARTECH CORP .................................           75
      9,368      * STEEL DYNAMICS, INC ...........................          109
     32,875      * STILLWATER MINING CO ..........................          608
      5,879     e* TREX CO, INC ..................................          112
      5,228        VULCAN MATERIALS CO ...........................          251
     13,906        WD-40 CO ......................................          371
      6,087        WILLAMETTE INDUSTRIES, INC ....................          317
                                                                     ----------
                   TOTAL BASIC INDUSTRIES                                36,702
                                                                     ----------
CONSUMER CYCLICAL--12.58%
      3,369      * 1-800 CONTACTS, INC ...........................           42
     21,248      * 99 CENTS ONLY STORES ..........................          810
        479        AARON RENTS, INC ..............................            8
     72,976      * ABERCROMBIE & FITCH CO (CLASS A) ..............        1,936
     21,043     e* ACCLAIM ENTERTAINMENT, INC ....................          112
     12,742      * ACKERLEY GROUP, INC ...........................          223
      5,796     e* ACTION PERFORMANCE COS, INC ...................          177
     37,948      * ACTV, INC .....................................           71
    194,500     e* ADELPHIA COMMUNICATIONS CORP (CLASS A) ........        6,065
     10,921        ADVANCED MARKETING SERVICES, INC ..............          199
      3,982      * AFC ENTERPRISES, INC ..........................          113
      2,467      * ALEXANDER'S, INC ..............................          140
      2,610      * ALLIANCE GAMING CORP ..........................           77
     11,226      * AMC ENTERTAINMENT, INC ........................          135
     38,066      * AMERICAN EAGLE OUTFITTERS, INC ................          996
        838      * AMERISTAR CASINOS, INC ........................           21
      5,095     e* ANNTAYLOR STORES CORP ........................          178
  8,457,228      * AOL TIME WARNER, INC ..........................      271,477
      7,734        APOGEE ENTERPRISES, INC .......................          122

     71,726     e* APOLLO GROUP, INC (CLASS A) ...................        3,228
      4,960      * APOLLO GROUP, INC (UNIVERSITY OF PHOENIX ONLINE)         162
     21,431        APPLEBEE'S INTERNATIONAL, INC .................          733
      1,093        ARCTIC CAT, INC ...............................           19
        405      * ARDEN GROUP, INC (CLASS A) ....................           25
     21,806      * ARGOSY GAMING CO ..............................          709
     13,760      * BALLY TOTAL FITNESS HOLDING CORP ..............          297
      6,459        BARNES GROUP, INC .............................          155
      6,379      * BEASLEY BROADCAST GROUP, INC (CLASS A) ........           83
      2,366      * BEBE STORES, INC ..............................           44
    235,397      * BED BATH & BEYOND, INC ........................        7,980
      8,421        BIG LOTS, INC .................................           88
      7,240        BLOCKBUSTER, INC (CLASS A) ....................          182
     30,630      * BOYDS COLLECTION LTD ..........................          207
     12,893      * BRINKER INTERNATIONAL, INC ....................          384
      9,150      * BUCA, INC .....................................          148
        144      * BUCKLE, INC ...................................            3
    121,100      * CABLEVISION SYSTEMS CORP (CLASS A) ............        5,746
      6,698     e* CABLEVISION SYSTEMS CORP
                     (RAINBOW MEDIA GROUP) .......................          165
      6,595     e* CALIFORNIA PIZZA KITCHEN, INC .................          163
     21,689        CALLAWAY GOLF CO ..............................          415
     29,630      * CATALINA MARKETING CORP .......................        1,028
      7,281        CATO CORP (CLASS A) ...........................          138
     22,287      * CEC ENTERTAINMENT, INC ........................          967
     14,958      * CHARLOTTE RUSSE HOLDING, INC ..................          278
     21,785     e* CHICO'S FAS, INC ..............................          865
     12,599      * CHILDREN'S PLACE RETAIL STORES, INC ...........          342
     28,339      * CHOICE HOTELS INTERNATIONAL, INC ..............          628
     20,858      * CHRISTOPHER & BANKS CORP ......................          714
  1,729,479      * CLEAR CHANNEL COMMUNICATIONS, INC .............       88,048
      3,066      * COLDWATER CREEK, INC ..........................           65
      9,137      * COLUMBIA SPORTSWEAR CO ........................          304
    190,088      * COMCAST CORP (CLASS A) SPECIAL ................        6,843
     28,742      * COPART, INC ...................................        1,045
    273,400      * COX COMMUNICATIONS, INC (CLASS A) .............       11,458
     31,715      * COX RADIO, INC (CLASS A) ......................          808
      2,746        CPI CORP ......................................           46
      9,463      * CROWN MEDIA HOLDINGS, INC (CLASS A) ...........          107
        461      * CUMULUS MEDIA, INC (CLASS A) ..................            7
     10,345        DARDEN RESTAURANTS, INC .......................          366
     20,428      * DIGITAL GENERATION SYSTEMS, INC ...............           23
     27,307      * DIRECT FOCUS, INC .............................          852
    212,630        DOLLAR GENERAL CORP ...........................        3,168
     76,423      * DOLLAR TREE STORES, INC .......................        2,362
     23,175        DONALDSON CO, INC .............................          900
      5,882        DOVER DOWNS ENTERTAINMENT, INC ................           90
     17,304        DOW JONES & CO, INC ...........................          947
      3,187      * ELIZABETH ARDEN, INC ..........................           49
      7,800      * ENTRAVISION COMMUNICATIONS CORP (CLASS A) .....           93
     15,420        FACTSET RESEARCH SYSTEMS, INC .................          539
    903,919        FAMILY DOLLAR STORES, INC .....................       27,099
        399        FISHER COMMUNICATIONS, INC ....................           18
      4,914      * FOOT LOCKER, INC ..............................           77
      9,530      * FOOTSTAR, INC .................................          298
     10,006        FOREST CITY ENTERPRISES, INC (CLASS A) ........          387
     12,860      * FOSSIL, INC ...................................          270
     18,697      * FOX ENTERTAINMENT GROUP, INC (CLASS A) ........          496


                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 61

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
CONSUMER CYCLICAL--(CONTINUED)
      6,786        FRED'S, INC ...................................   $      278
    500,614        GAP, INC ......................................        6,979
    552,536      * GEMSTAR-TV GUIDE INTERNATIONAL, INC ...........       15,305
     16,942      * GENESCO, INC ..................................          352
     13,913      * GENESISINTERMEDIA, INC ........................           82
     63,236      * GENTEX CORP ...................................        1,690
        263      * GLOBAL SPORTS, INC ............................            5
     29,354        GRACO, INC ....................................        1,146
        580        GREY GLOBAL GROUP, INC ........................          387
      5,579      * GROUP 1 AUTOMOTIVE, INC .......................          159
     16,213      * GUITAR CENTER, INC ............................          221
      2,155      * GULFMARK OFFSHORE, INC ........................           61
     11,819      * GYMBOREE CORP .................................          141
        535        HANCOCK FABRICS, INC ..........................            7
  1,563,141      e HARLEY-DAVIDSON, INC ..........................       84,894
      6,928        HARMAN INTERNATIONAL INDUSTRIES, INC ..........          312
      3,721      * HARRAH'S ENTERTAINMENT, INC ...................          138
      2,415        HARTE-HANKS, INC ..............................           68
      1,511      * HIBBETT SPORTING GOODS, INC ...................           46
     44,060      * HISPANIC BROADCASTING CORP ....................        1,124
      4,551      * HOLLYWOOD CASINO CORP (CLASS A) ...............           48
     14,761      * HOLLYWOOD ENTERTAINMENT CORP ..................          211
     15,925      e* HOT TOPIC, INC ...............................          500
        308      * IHOP CORP .....................................            9
      5,099      * IMPCO TECHNOLOGIES, INC .......................           65
     11,654      * INFORMATION HOLDINGS, INC .....................          330
     67,726      * INTERNATIONAL GAME TECHNOLOGY .................        4,626
      7,646        INTERNATIONAL SPEEDWAY CORP (CLASS A) .........          299
    275,277        INTERPUBLIC GROUP OF COS, INC .................        8,132
     25,886      * INTERTAN, INC .................................          325
     59,146        INTIMATE BRANDS, INC ..........................          879
     22,367      * JACK IN THE BOX, INC ..........................          616
     64,901      * JONES APPAREL GROUP, INC ......................        2,153
      7,268      * KENNETH COLE PRODUCTIONS, INC (CLASS A) .......          129
     14,237      * KEY3MEDIA GROUP, INC ..........................           76
     26,831        KNIGHT RIDDER, INC ............................        1,742
    536,960      * KOHL'S CORP ...................................       37,823
     35,827      e* KRISPY KREME DOUGHNUTS, INC ..................        1,584
      7,645      * LANDS' END, INC ...............................          383
     38,104        LEE ENTERPRISES, INC ..........................        1,386
      6,725        LIBBEY, INC ...................................          220
     17,308      * LIBERTY DIGITAL, INC (CLASS A) ................           60
        429      * LIBERTY LIVEWIRE CORP (CLASS A) ...............            3
  4,006,410      * LIBERTY MEDIA CORP (CLASS A) ..................       56,090
     26,823      * LINENS `N THINGS, INC .........................          684
      4,618      * LODGENET ENTERTAINMENT CORP ...................           79
      1,600      * LYNCH INTERACTIVE CORP ........................          110
     20,667        MARRIOTT INTERNATIONAL, INC (CLASS A) .........          840
      9,531     e* MARTHA STEWART LIVING OMNIMEDIA, INC (CLASS A)          157
        623      * MARVEL ENTERPRISES, INC (CLASS C WTS 10/02/02)             0
      1,800      * MASCOTECH, INC ESCROW .........................            0
     38,507        MAYTAG CORP ...................................        1,195
     56,393        MCGRAW-HILL COS, INC ..........................        3,439
      6,479      * MEDIACOM COMMUNICATIONS CORP ..................          118
      4,981      * MEDIS TECHNOLOGIES LTD ........................           37
     19,460      * MEN'S WEARHOUSE, INC ..........................          402
     13,150      * METRO ONE TELECOMMUNICATIONS, INC .............          398
      9,275      * METRO-GOLDWYN-MAYER, INC ......................          203
      5,989      * MGM MIRAGE ....................................          173
     32,844      * MICHAELS STORES, INC ..........................        1,082
      6,810      * MICROS SYSTEMS, INC ...........................          171
     14,131      * MIDWAY GAMES, INC .............................          212
      4,309      * MILLENNIUM CELL, INC ..........................           22
      1,741      * MONACO COACH CORP .............................           38
     24,923      * MSC INDUSTRIAL DIRECT CO (CLASS A) ............          492
     10,757      * MTR GAMING GROUP, INC .........................          172
      2,326      e NATIONAL GOLF PROPERTIES, INC .................           21
        714      * NAUTICA ENTERPRISES, INC ......................            9
         32      * NEIMAN MARCUS GROUP, INC (CLASS A) ............            1
          9      * NEIMAN MARCUS GROUP, INC (CLASS B) ............            0
         42        NEWS CORP LTD (SPON ADR) ......................            1
    709,640        NIKE, INC (CLASS B) ...........................       39,910
     17,896      * OAKLEY, INC ...................................          291
      7,575      * O'CHARLEY'S, INC ..............................          140
  1,135,366        OMNICOM GROUP, INC ............................      101,445
     21,309      * O'REILLY AUTOMOTIVE, INC ......................          777
     11,415        OSHKOSH B'GOSH, INC (CLASS A) .................          479
      2,190        OSHKOSH TRUCK CORP ............................          107
     10,812      * OUTBACK STEAKHOUSE, INC .......................          370
      7,870     e* P.F. CHANG'S CHINA BISTRO, INC ...............          372
     26,351      * PACIFIC SUNWEAR OF CALIFORNIA, INC ............          538
      7,413      * PANERA BREAD CO (CLASS A) .....................          386
     12,523      * PAPA JOHN'S INTERNATIONAL, INC ................          344
      8,505     e* PARKERVISION, INC ............................          179
      7,493      * PENN NATIONAL GAMING, INC .....................          227
     34,138     e* PERFORMANCE FOOD GROUP CO ....................        1,201
      6,599        PIER 1 IMPORTS, INC ...........................          114
     14,515      * PINNACLE SYSTEMS, INC .........................          115
     13,864      * PIXAR, INC ....................................          499
      6,314      * PLATO LEARNING, INC ...........................          105
      2,208      * PLAYBOY ENTERPRISES, INC (CLASS B) ............           37
     12,272        POLARIS INDUSTRIES, INC .......................          709
     30,038      * PRESSTEK, INC .................................          275
        843      * PRICESMART, INC ...............................           30

    186,408      * PRIMEDIA, INC .................................          811
     14,251      * PRIVATE MEDIA GROUP, INC ......................          140
     11,649      * QUIKSILVER, INC ...............................          200
     13,987      * RARE HOSPITALITY INTERNATIONAL, INC ...........          315
      8,364        READER'S DIGEST ASSOCIATION, INC (CLASS A) ....          193
     12,241      * REGENT COMMUNICATIONS, INC ....................           83
     10,900        REGIS CORP ....................................          281
      5,606      * RENT-A-CENTER, INC ............................          188
      2,394      * RESOURCES CONNECTION, INC .....................           63
     52,703        RUBY TUESDAY, INC .............................        1,087
      7,462      * SAGA COMMUNICATIONS, INC (CLASS A) ............          154
      2,332      * SALEM COMMUNICATIONS CORP (CLASS A) ...........           54
      2,475        SCHAWK, INC ...................................           27
     16,322      * SCHOLASTIC CORP ...............................          821
      7,101      * SCIENTIFIC GAMES CORP (CLASS A) ...............           62
      8,102      * SCOTTS CO (CLASS A) ...........................          386
     20,440      * SCP POOL CORP .................................          561
      6,830      * SHUFFLE MASTER, INC ...........................          107
     38,495     e* SIRIUS SATELLITE RADIO, INC ...................          448
      5,258      * SKILLSOFT CORP ................................          136
      4,220      * SONIC AUTOMOTIVE, INC .........................           99
     22,488      * SONIC CORP ....................................          810
     19,356      * SOTHEBY'S HOLDINGS, INC (CLASS A) .............          322
     19,063      * SPANISH BROADCASTING SYSTEM, INC (CLASS A) ....          189
      7,757      * SPEEDWAY MOTORSPORTS, INC .....................          196
      5,325      * SPIEGEL, INC (CLASS A) ........................           24
     12,564     e* SPORTS RESORTS INTERNATIONAL, INC .............           97
        757      * STANLEY FURNITURE CO, INC .....................           18
    311,852      * STARBUCKS CORP ................................        5,941
     20,508      * STATION CASINOS, INC ..........................          229
      7,875      * STEIN MART, INC ...............................           66
     14,046      * STELLENT, INC .................................          415
      9,377      * STEVEN MADDEN LTD .............................          132
      6,100     b* SUNBEAM CORP ..................................            0
      2,860        SUPERIOR INDUSTRIES INTERNATIONAL, INC ........          115

                       SEE NOTES TO FINANCIAL STATEMENTS

62 COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
CONSUMER CYCLICAL--(CONTINUED)
     11,511      * SYLVAN LEARNING SYSTEMS, INC ..................   $      254
     17,263        TALBOTS, INC ..................................          626
      9,121        TANGER FACTORY OUTLET CENTERS, INC ............          190
    409,370        TARGET CORP ...................................       16,805
     33,080      * THE CHEESECAKE FACTORY, INC ...................        1,150
     22,140     e* THQ, INC .....................................        1,073
  1,393,235     e  TIFFANY & CO ..................................       43,845
     18,071      * TIMBERLAND CO (CLASS A) .......................          670
    224,470        TJX COS, INC ..................................        8,947
     30,973      * TOO, INC ......................................          852
     40,998      * TOPPS CO, INC .................................          498
      7,578     e* TRENDWEST RESORTS, INC .......................          192
          1        TRIBUNE CO ....................................            0
        111      * TROPICAL SPORTSWEAR INTERNATIONAL CORP ........            2
     49,355      * U.S.A. NETWORKS, INC ..........................        1,348
     14,310      * UNIVERSAL ELECTRONICS, INC ....................          246
    136,717     e* UNIVISION COMMUNICATIONS, INC (CLASS A) ......        5,532
        490      * URBAN OUTFITTERS, INC .........................           12
     10,228      * VANS, INC .....................................          130
     16,243      * VASTERA, INC ..................................          270
     24,392      * VIACOM, INC (CLASS A) .........................        1,079
  2,061,088      * VIACOM, INC (CLASS B) .........................       90,997
  5,515,192        WAL-MART STORES, INC ..........................      317,402
          1        WALT DISNEY CO ................................            0
     10,921      * WET SEAL, INC (CLASS A) .......................          257
     42,171        WILEY (JOHN) & SONS, INC (CLASS A) ............          971
     38,029      * WILLIAMS-SONOMA, INC ..........................        1,631
      1,636      * WILSONS THE LEATHER EXPERTS, INC ..............           19
        698        WINNEBAGO INDUSTRIES, INC .....................           26
      8,499      * WMS INDUSTRIES, INC ...........................          170
      7,436        WOODWARD GOVERNOR CO ..........................          433
      6,175      * WORLD WRESTLING FEDERATION ENTERTAINMENT, INC .           81
      9,064      * YOUNG BROADCASTING, INC (CLASS A) .............          163
     34,800      * ZENITH ELECTRONICS CORP .......................            0
      2,305      * ZOMAX, INC ....................................           18
                                                                     ----------
                   TOTAL CONSUMER CYCLICAL                            1,356,012
                                                                     ----------
CONSUMER NON-CYCLICAL--8.82%
      5,905      * 1-800-FLOWERS.COM, INC ........................           92
      9,713      * 7-ELEVEN, INC .................................          114
    148,950     e* AMAZON.COM, INC ..........................,....        1,612
      7,660      * AMERICAN ITALIAN PASTA CO (CLASS A) ...........          322
    315,441        ANHEUSER-BUSCH COS, INC .......................       14,261
     30,353      * AUTOZONE, INC .................................        2,179
  1,466,700        AVON PRODUCTS, INC ............................       68,202
      4,881      * BARNES & NOBLE, INC ...........................          144
    137,202      * BEST BUY CO, INC ..............................       10,219
     57,335     e* BJ'S WHOLESALE CLUB, INC ......................        2,528
      8,592        BLYTH, INC ....................................          200
      1,685      * BOSTON BEER CO, INC (CLASS A) .................           29
     35,596      * CADIZ, INC ....................................          285
     81,361        CAMPBELL SOUP CO ..............................        2,430
     38,000      * CDW COMPUTER CENTERS, INC .....................        2,041
     19,082        CHURCH & DWIGHT CO, INC .......................          508
     35,202      * COACH, INC ....................................        1,372
      1,417        COCA-COLA BOTTLING CO CONSOLIDATED ............           54
  1,381,378        COCA-COLA CO ..................................       65,132
     47,232      e COCA-COLA ENTERPRISES, INC ....................          895
    609,554        COLGATE-PALMOLIVE CO ..........................       35,202
      2,976      * CONSTELLATION BRANDS, INC (CLASS A) ...........          128
     18,876      * COST PLUS, INC ................................          500
     39,458      * COSTCO WHOLESALE CORP .........................        1,751
    282,939        CVS CORP ......................................        8,375
      2,013      * DEAN FOODS CO .................................          138
        106        DEB SHOPS, INC ................................            3
      8,855      * DEL MONTE FOODS CO ............................           75
          2        DELHAIZE "LE LION" (SPON ADR) .................            0
     18,541        DELTA & PINE LAND CO ..........................          420
     36,957        DIAL CORP .....................................          634
     16,098        DREYER'S GRAND ICE CREAM, INC .................          620
      7,819      * DUANE READE, INC ..............................          237
      7,244      * ELECTRONICS BOUTIQUE HOLDINGS CORP ............          289
     71,663        ESTEE LAUDER COS (CLASS A) ....................        2,298
      7,215     e* EXPEDIA, INC (CLASS A) ........................          293
     12,824      * FACTORY 2-U STORES, INC .......................          257
     23,876      e FASTENAL CO ...................................        1,586
     12,878      e FLEMING COS, INC ..............................          238
     12,292      * FTD.COM, INC ..................................           86
      6,351      * FTI CONSULTING, INC ...........................          208
  2,184,758        GILLETTE CO ...................................       72,971
      2,706      * GREEN MOUNTAIN COFFEE, INC ....................           74
     15,774      * HAIN CELESTIAL GROUP, INC .....................          433
    104,109        HEINZ (H.J.) CO ...............................        4,281
     64,646        HERMAN MILLER, INC ............................        1,530
     11,735        HERSHEY FOODS CORP ............................          794
  5,419,169        HOME DEPOT, INC ...............................      276,432
     33,119      * INSIGHT ENTERPRISES, INC ......................          815
      5,202        J.M. SMUCKER CO ...............................          184
      5,409      * JILL (J.) GROUP, INC ..........................          116
     88,273        KELLOGG CO ....................................        2,657
    536,738        KRAFT FOODS, INC (CLASS A) ....................       18,265

    653,044      * KROGER CO .....................................       13,629
      1,481      * LADENBURG THALMANN FINANCIAL SERVICES, INC ....            1
      1,823        LANCASTER COLONY CORP .........................           65
    635,580        LOWE'S COS ....................................       29,497
     12,911        MCCORMICK & CO, INC (NON-VOTE) ................          542
         53      * NATIONAL BEVERAGE CORP ........................            1
      2,160        NATURE'S SUNSHINE PRODUCTS, INC ...............           25
     17,955      * NBTY, INC .....................................          210
      1,434        ONEIDA LTD ....................................           19
      1,827      * PATHMARK STORES, INC ..........................           45
      5,089      * PC CONNECTION, INC ............................           75
    127,362        PEPSI BOTTLING GROUP, INC .....................        2,993
  2,242,849        PEPSICO, INC ..................................      109,204
     39,340      * PERRIGO CO ....................................          465
     47,859      * PETSMART, INC .................................          471
  1,491,947        PHILIP MORRIS COS, INC ........................       68,406
     80,485      * PRICELINE.COM, INC ............................          468
    207,715        PROCTER & GAMBLE CO ...........................       16,436
    146,051        RADIOSHACK CORP ...............................        4,396
      4,483     e* REVLON, INC (CLASS A) ........................           30
    190,071      * RITE AID CORP .................................          962
        846      * ROBERT MONDAVI CORP (CLASS A) .................           32
    388,639      * SAFEWAY, INC ..................................       16,226
    266,594        SARA LEE CORP .................................        5,926
      2,043        SENSIENT TECHNOLOGIES CORP ....................           43
     14,735      * SKECHERS USA, INC (CLASS A) ...................          215
      4,867      * SLI, INC ......................................           13
    286,218      * STAPLES, INC ..................................        5,352
      9,403      * STAR SCIENTIFIC, INC ..........................           24
        468        THOMAS INDUSTRIES, INC ........................           12
     10,118      * TICKETMASTER (CLASS B) ........................          166
      9,285        TOOTSIE ROLL INDUSTRIES, INC ..................          363
      7,597      * TRIARC COS, INC ...............................          185
      9,118      * TUESDAY MORNING CORP ..........................          165
     22,426        TUPPERWARE CORP ...............................          432
     14,711      * TWEETER HOME ENTERTAINMENT GROUP, INC .........          427
     10,323      * UNITED NATURAL FOODS, INC .....................          258
      3,069        UNIVERSAL CORP ................................          112
     59,752      e UST, INC ......................................        2,091


                       SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 63

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
CONSUMER NON-CYCLICAL--(CONTINUED)
     17,904      * VALUEVISION INTERNATIONAL, INC (CLASS A) ......   $      351
      4,256        VECTOR GROUP LTD ..............................          140
  1,805,848        WALGREEN CO ...................................       60,783
     41,686      * WHOLE FOODS MARKET, INC .......................        1,816
      4,912      * WILD OATS MARKETS, INC ........................           49
      6,176        WINN-DIXIE STORES, INC ........................           88
     51,045        WRIGLEY (WM.) JR CO ...........................        2,622
     12,173     e* YANKEE CANDLE CO, INC .........................          276
                                                                     ----------
                   TOTAL CONSUMER NON-CYCLICAL                          950,616
                                                                     ----------
ENERGY--1.86%
    204,460        ANADARKO PETROLEUM CORP .......................       11,624
    720,204        APACHE CORP ...................................       35,924
      2,810      * ATP OIL & GAS CORP ............................            8
      8,962      * ATWOOD OCEANICS, INC ..........................          312
  1,586,520        BAKER HUGHES, INC .............................       57,860
     16,764        BERRY PETROLEUM CO (CLASS A) ..................          263
    133,750      * BJ SERVICES CO ................................        4,340
     68,032        BURLINGTON RESOURCES, INC .....................        2,554
     18,924        CABOT OIL & GAS CORP (CLASS A) ................          455
     28,818      * CAL DIVE INTERNATIONAL, INC ...................          711
      3,549      * CALLON PETROLEUM CORP .........................           24
     27,931      * CAPSTONE TURBINE CORP .........................          151
      5,538        CARBO CERAMICS, INC ...........................          217
    118,584      * CHESAPEAKE ENERGY CORP ........................          784
      5,644      * CLAYTON WILLIAMS ENERGY, INC ..................           74
        595      * COMSTOCK RESOURCES, INC .......................            4
     41,696      * COOPER CAMERON CORP ...........................        1,683
     15,091      * DENBURY RESOURCES, INC ........................          110
    566,641        DIAMOND OFFSHORE DRILLING, INC ................       17,226
      8,091      * DRIL-QUIP, INC ................................          195
     13,226      * ENERGY PARTNERS LTD ...........................          100
     86,682        ENSCO INTERNATIONAL, INC ......................        2,154
     62,273      e EOG RESOURCES, INC ............................        2,435
     11,796      * EVERGREEN RESOURCES, INC ......................          455
     12,542      * FOREST OIL CORP ...............................          354
     23,864        FRONTIER OIL CORP .............................          397
      5,211        GETTY REALTY CORP .............................           98
         21        GLOBALSANTAFE CORP ............................            1
     11,131      * GRANT PRIDECO, INC ............................          128
    135,105      * GREY WOLF, INC ................................          401
     12,932      * GULF ISLAND FABRICATION, INC ..................          162
    351,676        HALLIBURTON CO ................................        4,607
     63,203     e* HANOVER COMPRESSOR CO ........................         1,597
    287,900        HELMERICH & PAYNE, INC ........................        9,610
      8,734        HOLLY CORP ....................................          168
      9,516      * HORIZON OFFSHORE, INC .........................           72
      9,361      * HOUSTON EXPLORATION CO ........................          314
      4,459      * HYDRIL CO .....................................           79
      8,167      * KCS ENERGY, INC ...............................           25
      5,702        KERR-MCGEE CORP ...............................          312
     78,184      * KEY ENERGY SERVICES, INC ......................          719
      9,217      * KEY PRODUCTION CO, INC ........................          157
     15,257     e* MAGNUM HUNTER RESOURCES, INC .................,          127
     30,162      * MAVERICK TUBE CORP ............................          391
     22,370      * MERIDIAN RESOURCE CORP ........................           89
     18,619        MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ..          992
     24,539        MURPHY OIL CORP ...............................        2,062
    103,855      * NABORS INDUSTRIES, INC ........................        3,566
     64,654      * NATIONAL-OILWELL, INC .........................        1,333
     30,192      * NEWFIELD EXPLORATION CO .......................        1,072
     91,509      * NOBLE DRILLING CORP ...........................        3,115
     80,836        OCEAN ENERGY, INC .............................        1,552
      3,130      * OCEANEERING INTERNATIONAL, INC ................           69
      8,276      * OSCA, INC .....................................          173
    10,007         PATINA OIL & GAS CORP .........................          275
     55,905     e* PATTERSON-UTI ENERGY, INC .....................        1,303
     20,963      * PLAINS RESOURCES, INC .........................          516
     18,056        POGO PRODUCING CO .............................          474
     57,318      * PRIDE INTERNATIONAL, INC ......................          866
      9,289      * PRIMA ENERGY CORP .............................          202
     17,384      * PURE RESOURCES, INC ...........................          349
     17,009      * PYR ENERGY CORP ...............................           34
      7,248      * REMINGTON OIL & GAS CORP ......................          125
     58,305      * ROWAN COS, INC ................................        1,129
     15,730        RPC, INC ......................................          278
     40,424     e* SMITH INTERNATIONAL, INC ......................        2,168
     14,470      * SPINNAKER EXPLORATION CO ......................          596
     18,253        ST. MARY LAND & EXPLORATION CO ................          387
     18,848      * STONE ENERGY CORP .............................          744
     41,935      * SUPERIOR ENERGY SERVICES, INC .................          363
     14,775      * SWIFT ENERGY CO ...............................          298
     22,435        TIDEWATER, INC ................................          761
     22,073      * TOM BROWN, INC ................................          596
        124      * TRANSTEXAS GAS CORP WTS 06/30/02 ..............            0
        392      * TRICO MARINE SERVICES, INC ....................            3
     24,423      * UNIT CORP .....................................          315
      9,181      * UNIVERSAL COMPRESSION HOLDINGS, INC ...........          271
    677,114      * VARCO INTERNATIONAL, INC ......................       10,143
     27,075     e* VERITAS DGC, INC ..............................          501
     20,636        VINTAGE PETROLEUM, INC ........................          298

     62,563      * WEATHERFORD INTERNATIONAL, INC ................        2,331
     10,370      * WESTPORT RESOURCES CORP .......................          180
      9,479      * W-H ENERGY SERVICES, INC ......................          181
     96,555        XTO ENERGY, INC ...............................        1,690
                                                                     ----------
                   TOTAL ENERGY                                         200,782
                                                                     ----------
FINANCIAL SERVICES--7.13%
         75        ADVANTA CORP (CLASS A) ........................            1
     16,229      * AFFILIATED MANAGERS GROUP, INC ................        1,144
    205,340        AFLAC, INC ....................................        5,043
      3,560        ALABAMA NATIONAL BANCORP ......................          120
      2,286        ALEXANDRIA REAL ESTATE EQUITIES, INC ..........           94
     31,843        ALLIED CAPITAL CORP ...........................          828
     84,801        AMERICAN EXPRESS CO ...........................        3,027
  3,226,191        AMERICAN INTERNATIONAL GROUP, INC .............      256,160
     60,225      * AMERICREDIT CORP ..............................        1,900
     86,549      * AMERITRADE HOLDINGS CORP (CLASS A) ............          512
      7,173     b* ANC RENTAL CORP ..............................            0
     40,837        ARCHSTONE-SMITH TRUST .........................        1,074
      6,018        ARROW FINANCIAL CORP ..........................          176
        206        BANK MUTUAL CORP ..............................            3
    237,244        BANK OF NEW YORK CO, INC ......................        9,680
     18,797        BB&T CORP .....................................          679
        155      * BKF CAPITAL GROUP, INC ........................            4
     13,227      * BLACKROCK, INC ................................          552
      9,447        BOSTON PRIVATE FINANCIAL HOLDINGS, INC ........          208
     39,892        BROWN & BROWN, INC ............................        1,089
    175,287        CAPITAL ONE FINANCIAL CORP ....................        9,457
     15,242      * CATELLUS DEVELOPMENT CORP .....................          280
      2,187        CATHAY BANCORP, INC ...........................          140
      7,956        CCBT FINANCIAL COS, INC .......................          188
     21,978      * CCC INFORMATION SERVICES GROUP, INC ...........          136
      6,322        CENTENNIAL BANCORP ............................           47
      1,103        CENTERPOINT PROPERTIES CORP ...................           55
      2,422      * CENTRAL COAST BANCORP .........................           53
    884,791        CHARLES SCHWAB CORP ...........................       13,688
      5,072        CHATEAU COMMUNITIES, INC ......................          152
      3,828        CHELSEA PROPERTY GROUP, INC ...................          188
      8,101        CHITTENDEN CORP ...............................          224
     53,743      * CHOICEPOINT, INC ..............................        2,724


                       SEE NOTES TO FINANCIAL STATEMENTS

64 COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
   ------                                                            -----------
 FINANCIAL SERVICES--(CONTINUED)
  2,553,647      CITIGROUP, INC ..................................   $  128,908
      8,273    * CITIZENS, INC ...................................          105
      2,368      CITY BANK .......................................           57
      5,199    * CLARK/BARDES, INC ...............................          131
      2,029      COBIZ, INC ......................................           27
     11,938      COMMERCE BANCORP, INC ...........................          470
      1,162      COMMUNITY BANKS, INC ............................           31
      2,164      COMMUNITY FIRST BANKSHARES, INC .................           56
     11,313    * COMPUCREDIT CORP ................................          133
     11,489      CONNECTICUT BANCSHARES, INC .....................          297
        867    * CORRECTIONS CORP OF AMERICA .....................           16
     34,839      COUSINS PROPERTIES, INC .........................          849
     12,423      CRAWFORD & CO (CLASS B) .........................          146
     47,251      CROWN AMERICAN REALTY TRUST .....................          369
      7,548    * CSK AUTO CORP ...................................           75
     15,070      CVB FINANCIAL CORP ..............................          353
     29,749      DORAL FINANCIAL CORP ............................          928
        211      DOWNEY FINANCIAL CORP ...........................            9
    110,266   e* E*TRADE GROUP, INC ..............................        1,130
      8,547      EAST WEST BANCORP, INC ..........................          220
     50,255      EATON VANCE CORP ................................        1,787
        992      ESSEX PROPERTY TRUST, INC .......................           49
  1,032,860      FANNIE MAE ......................................       82,112
      5,219    * FEDERAL AGRICULTURAL MORTGAGE CORP (CLASS C) ....          211
      3,993      FEDERAL REALTY INVESTMENT TRUST .................           92
     67,282      FEDERATED INVESTORS, INC (CLASS B) ..............        2,145
      1,918      FIDELITY BANKSHARES, INC ........................           31
    879,626      FIFTH THIRD BANCORP .............................       53,947
      2,898    * FINANCIAL FEDERAL CORP ..........................           91
      5,280      FINANCIAL INSTITUTIONS, INC .....................          124
      3,300    * FINOVA GROUP, INC ...............................            2
     10,123      FIRST BANCORP (PUERTO RICO) .....................          289
      7,451      FIRST BUSEY CORP ................................          160
      5,362      FIRST COMMUNITY BANCSHARES ......................          158
      2,857      FIRST MIDWEST BANCORP, INC ......................           83
        158    * FIRST REPUBLIC BANK .............................            4
    430,061      FREDDIE MAC .....................................       28,126
      5,792      FRONTIER FINANCIAL CORP .........................          152
      2,100    * FRONTLINE CAPITAL GROUP, INC ....................            0
      3,747    * GABELLI ASSET MANAGEMENT, INC (CLASS A) .........          162
     68,387      GALLAGHER (ARTHUR J.) & CO ......................        2,359
     48,934    * GARTNER, INC (CLASS A) ..........................          572
     11,334    * GARTNER, INC (CLASS B) ..........................          127
      2,945      GLACIER BANCORP, INC ............................           61
      1,849      GREAT SOUTHERN BANCORP, INC .....................           56
     16,536    e GREATER BAY BANCORP .............................          473
      8,640      HARLEYSVILLE NATIONAL CORP ......................          203
     14,497      HILB, ROGAL & HAMILTON CO .......................          813
     49,730      HOOPER HOLMES, INC ..............................          445
    115,069      HOUSEHOLD INTERNATIONAL, INC ....................        6,667
     31,087      HUDSON UNITED BANCORP ...........................          892
      6,049      INDEPENDENT BANK CORP (MASSACHUSETTS) ...........          130
      7,641      INDEPENDENT BANK CORP (MICHIGAN) ................          212
      3,423    * INDYMAC BANCORP, INC ............................           80
      6,920    * INSTINET GROUP, INC .............................           70
      2,465      INTERNATIONAL BANCSHARES CORP ...................          104
          2    * INTERSTATE HOTELS CORP ..........................            0
     40,225    * INVESTMENT TECHNOLOGY GROUP, INC ................        1,572
     24,776      INVESTORS FINANCIAL SERVICES CORP ...............        1,640
        242    e IRWIN FINANCIAL CORP ............................            4
     22,431    * ITT EDUCATIONAL SERVICES, INC ...................          827
      5,507      JOHN NUVEEN CO (CLASS A) ........................          295
        161      JP REALTY, INC ..................................            4
     47,167    * KNIGHT TRADING GROUP, INC .......................          520
`     31,765  e* LABRANCHE & CO, INC .............................        1,095
        832      LAKELAND BANCORP, INC ...........................           14
    250,300      LEHMAN BROTHERS HOLDINGS, INC ...................       16,720
      6,369      MAIN STREET BANKS, INC ..........................          104
     11,153      MANUFACTURED HOME COMMUNITIES, INC ..............          348
    118,297      MARSH & MCLENNAN COS, INC .......................       12,711
    584,214      MBNA CORP .......................................       20,564
      5,314      MEDALLION FINANCIAL CORP ........................           42
        400      MEDFORD BANCORP, INC ............................            8
        447    * MERITAGE CORP ...................................           23
     25,672      METRIS COS, INC .................................          660
      1,902      MICROFINANCIAL, INC .............................           19
      6,032      MIDWEST BANC HOLDINGS, INC ......................          128
     14,341      MILLS CORP ......................................          380
      2,135      MISSION WEST PROPERTIES, INC ....................           27
      1,169      MISSISSIPPI VALLEY BANCSHARES, INC ..............           46
     48,862      MORGAN STANLEY DEAN WITTER & CO .................        2,733
      4,271      NATIONAL PENN BANCSHARES, INC ...................           94
        380      NBC CAPITAL CORP ................................           12
     17,531   e* NETBANK, INC ....................................          184
     26,007      NEUBERGER BERMAN, INC ...........................        1,142
      2,000    e NEW CENTURY FINANCIAL CORP ......................           27
     52,830      NEW YORK COMMUNITY BANCORP, INC .................        1,208
    539,770      NORTHERN TRUST CORP .............................       32,505
      1,556      ORIENTAL FINANCIAL GROUP, INC ...................           29
     11,976      PACIFIC CAPITAL BANCORP .........................          333
      8,244      PARK NATIONAL CORP ..............................          765
      6,023      PENNSYLVANIA REAL ESTATE INVESTMENT TRUST .......          140
      1,964    * PHILADELPHIA CONSOLIDATED HOLDING CORP ..........           74

        842      PROSPERITY BANCSHARES, INC ......................           23
    234,561    * PROVIDIAN FINANCIAL CORP ........................          833
    287,454    * PRUDENTIAL FINANCIAL, INC .......................        9,607
      1,790      R & G FINANCIAL CORP (CLASS B) ..................           31
      1,418      RAYMOND JAMES FINANCIAL, INC ....................           50
         78      RECKSON ASSOCIATES REALTY CORP ..................            2
      4,605      S & T BANCORP, INC ..............................          112
      2,403      S.Y. BANCORP, INC ...............................           80
      8,724      SANDY SPRING BANCORP, INC .......................          278
      1,059      SAUL CENTERS, INC ...............................           23
      3,501      SEACOAST BANKING CORP ...........................          162
     56,886      SEI INVESTMENTS CO ..............................        2,566
     11,917    * SOUTHWEST BANCORP OF TEXAS, INC .................          361
    117,912      STATE STREET CORP ...............................        6,161
      6,376      STERLING BANCORP ................................          186
     11,294      STERLING BANCSHARES, INC ........................          141
      8,466      STERLING FINANCIAL CORP (PENNSYLVANIA) ..........          206
     11,539      STILWELL FINANCIAL, INC .........................          314
      3,609      STUDENT LOAN CORP ...............................          291
      9,241      SUFFOLK BANCORP .................................          504
    149,257      SYNOVUS FINANCIAL CORP ..........................        3,739
     30,186    * SYNTROLEUM CORP .................................          214
      7,438      TEXAS REGIONAL BANCSHARES, INC (CLASS A) ........          282
      7,613      TOMPKINS TRUSTCO, INC ...........................          306
     15,699      TOWN & COUNTRY TRUST ............................          328
      8,551    * TRIAD GUARANTY, INC .............................          310
     13,666      TROY FINANCIAL CORP .............................          339
        424      TRUST CO OF NEW JERSEY ..........................           11
     56,915      TRUSTCO BANK CORP NY ............................          715
     16,494      U.S. BANCORP ....................................          345
     13,684      UCBH HOLDINGS, INC ..............................          389
        974      UMPQUA HOLDINGS CORP ............................           13
      1,131      UNB CORP/OHIO ...................................           21
     11,270      UNITED BANKSHARES, INC ..........................          325
      2,565      UNITED NATIONAL BANCORP .........................           62
      5,858    * UNITED RENTALS, INC .............................          133

                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 65

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           ----------
FINANCIAL SERVICES--(CONTINUED)
     46,865    e* UNITEDGLOBALCOM, INC (CLASS A) ................. $       234
      1,589     * UNIVERSAL AMERICAN FINANCIAL CORP ..............          11
    127,524       USA EDUCATION, INC .............................      10,712
      2,010       VALUE LINE, INC ................................          97
     59,824       WADDELL & REED FINANCIAL, INC (CLASS A) ........       1,926
     19,859       WASHINGTON REAL ESTATE INVESTMENT TRUST ........         494
     12,369       WASHINGTON TRUST BANCORP, INC ..................         235
     13,580       WESTAMERICA BANCORP ............................         537
      4,794     * WFS FINANCIAL, INC .............................         115
      1,376       WINTRUST FINANCIAL CORP ........................          42
      3,057     * WORLD ACCEPTANCE CORP ..........................          22
                                                                    ----------
                  TOTAL FINANCIAL SERVICES                             767,810
                                                                    ----------
HEALTH CARE--24.73%
      3,493     * 3 DIMENSIONAL PHARMACEUTICALS, INC .............          30
      4,403     * AAIPHARMA, INC .................................         111
  2,801,374       ABBOTT LABORATORIES ............................     156,177
     63,536     * ABGENIX, INC ...................................       2,137
     14,581    e* ABIOMED, INC ...................................         231
     18,524     * ACCREDO HEALTH, INC ............................         735
     17,753     * ACLARA BIOSCIENCES, INC ........................          90
     23,094     * ADOLOR CORP ....................................         415
      3,347     * ADVANCED NEUROMODULATION SYSTEMS, INC ..........         118
     63,060     * ADVANCED TISSUE SCIENCES, INC ..................         275
     72,616     * ADVANCE PCS ....................................       2,131
     29,576     * AFFYMETRIX, INC ................................       1,116
     11,939     * AKSYS LTD ......................................          56
     18,282     * ALBANY MOLECULAR RESEARCH, INC .................         484
     17,506     * ALEXION PHARMACEUTICALS, INC ...................         428
      4,292    e* ALIGN TECHNOLOGY, INC ..........................          19
     49,719     * ALKERMES, INC ..................................       1,311
    107,552       ALLERGAN, INC ..................................       8,072
     24,015     * ALLSCRIPTS HEALTHCARE SOLUTIONS, INC ...........          78
     17,196     e ALPHARMA, INC (CLASS A) ........................         455
      9,843     * AMERICAN HEALTHWAYS, INC .......................         314
  1,081,355       AMERICAN HOME PRODUCTS CORP ....................      66,352
     17,842     * AMERICAN MEDICAL SYSTEMS HOLDINGS, INC .........         369
        300     * AMERICAN RETIREMENT CORP .......................           1
     18,950     * AMERIPATH, INC .................................         611
     51,466       AMERISOURCEBERGEN CORP .........................       3,271
  3,510,973     * AMGEN, INC .....................................     198,159
     14,151     * AMSURG CORP ....................................         385
     48,617    e* AMYLIN PHARMACEUTICALS, INC ....................         444
     49,765     * ANDRX CORP .....................................       3,504
    524,025     * ANTHEM, INC ....................................      25,939
      8,804     * ANTIGENICS, INC ................................         144
     14,516     * APHTON CORP ....................................         212
     33,353     * APOGENT TECHNOLOGIES, INC ......................         861
    174,108       APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ........       6,837
      7,414     * APPLIED MOLECULAR EVOLUTION ....................          91
     34,850     * APRIA HEALTHCARE GROUP, INC ....................         871
     11,533     * ARENA PHARMACEUTICALS, INC .....................         139
     27,791     * ARIAD PHARMACEUTICALS, INC .....................         148
     11,216     * ARQULE, INC ....................................         191
      7,747     * ARRAY BIOPHARMA, INC ...........................         115
      1,715       ARROW INTERNATIONAL, INC .......................          68
     17,868     * ARTHROCARE CORP ................................         320
      4,582     * ASPECT MEDICAL SYSTEMS, INC ....................          46
     11,388     * ATRIX LABORATORIES, INC ........................         235
     21,870     * ATS MEDICAL, INC ...............................         116
     41,421     * AVANIR PHARMACEUTICALS (CLASS A) ...............         176
     55,022     * AVANT IMMUNOTHERAPEUTICS, INC ..................         221
      5,490     * AVI BIOPHARMA, INC .............................          60
     17,297     * AVIGEN, INC ....................................         199
     21,367    e* AVIRON .........................................       1,063
     21,815     * BARR LABORATORIES, INC .........................       1,731
  1,906,798       BAXTER INTERNATIONAL, INC ......................     102,262
        200     * BAXTER INTERNATIONAL, INC (CONTINGENT VALUE RTS)           0
     33,140       BECKMAN COULTER, INC ...........................       1,468
    121,446     * BIOGEN, INC ....................................       6,965
     19,089     * BIOMARIN PHARMACEUTICAL, INC ...................         257
    217,511       BIOMET, INC ....................................       6,721
     14,568     * BIOPURE CORP ...................................         207
      1,891     * BIO-RAD LABORATORIES, INC (CLASS A) ............         120
     10,872     * BIOSITE, INC ...................................         200
      1,847     * BIOSPHERE MEDICAL, INC .........................          21
     55,927     * BIO-TECHNOLOGY GENERAL CORP ....................         460
         40     * BIOVAIL CORP ...................................           2
      8,725     * BONE CARE INTERNATIONAL, INC ...................         149
     41,680     * BOSTON SCIENTIFIC CORP .........................       1,005
  1,121,261       BRISTOL-MYERS SQUIBB CO ........................      57,184
     13,795     * BRITESMILE, INC ................................          69
     32,535     * BRUKER DALTONICS, INC ..........................         532
     12,317    e* CALIPER TECHNOLOGIES CORP ......................         192
  1,548,652    e  CARDINAL HEALTH, INC ...........................     100,136
     30,399     * CARDIODYNAMICS INTERNATIONAL CORP ..............         201
    181,878    e* CAREMARK RX, INC ...............................       2,966
     59,719     * CELGENE CORP ...................................       1,906
     25,572     * CELL PATHWAYS, INC .............................         178
     25,181     * CELL THERAPEUTICS, INC .........................         608
     33,845    e* CEPHALON, INC ..................................       2,558
     21,152     * CERNER CORP ....................................       1,056

      9,258     * CERUS CORP .....................................         424
     28,588     * CHARLES RIVER LABORATORIES INTERNATIONAL, INC ..         957
     77,008     * CHIRON CORP ....................................       3,376
     11,448     * CIMA LABS, INC .................................         414
      9,849     * CIPHERGEN BIOSYSTEMS, INC ......................          79
      6,256     * CLOSURE MEDICAL CORP ...........................         146
      2,508     * COBALT CORP ....................................          16
      4,224     * COHERENT, INC ..................................         131
     22,453     * COLUMBIA LABORATORIES, INC .....................          77
     31,880     * COMMUNITY HEALTH SYSTEMS .......................         813
     30,407    e* COMPUTERIZED THERMAL IMAGING, INC ..............          47
     13,352     * CONCEPTUS, INC .................................         315
     30,414     * CONNETICS CORP .................................         362
     10,170       COOPER COS, INC ................................         508
     40,397    e* COR THERAPEUTICS, INC ..........................         967
     32,534     * CORIXA CORP ....................................         490
      7,656     * CORVEL CORP ....................................         251
     35,551     * COVANCE, INC ...................................         807
     14,215     * CRYOLIFE, INC ..................................         426
     22,200     * CUBIST PHARMACEUTICALS, INC ....................         798
     30,848     * CURAGEN CORP ...................................         690
     13,212     * CURIS, INC .....................................          74
     16,384    e* CV THERAPEUTICS, INC ...........................         852
     17,811     * CYBERONICS, INC ................................         473
     20,578     * CYGNUS, INC ....................................         108
     79,275     * CYTOGEN CORP ...................................         239
     92,299     * CYTYC CORP .....................................       2,409
      9,694       DATASCOPE CORP .................................         329
     55,884     * DAVITA, INC ....................................       1,366
     21,756     * DECODE GENETICS, INC ...........................         213
     11,947     * DELTAGEN, INC ..................................         110
      8,210     * DENDREON CORP ..................................          83
     22,640     * DENDRITE INTERNATIONAL, INC ....................         318
     22,588       DENTSPLY INTERNATIONAL, INC ....................       1,134
     20,935       DIAGNOSTIC PRODUCTS CORP .......................         920
      7,933     * DIANON SYSTEMS, INC ............................         482
     10,196     * DIGENE CORP ....................................         301
     16,536     * DIVERSA CORP ...................................         234

                       SEE NOTES TO FINANCIAL STATEMENTS

66 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
HEALTH CARE--(CONTINUED)
     13,825     * DURECT CORP ...................................   $      160
     13,891     * DUSA PHARMACEUTICALS, INC .....................          112
     11,258     * DYAX CORP .....................................          124
      4,260    e* DYNACQ INTERNATIONAL, INC .....................           95
     36,946     * ECLIPSYS CORP .................................          619
      3,021    e* EDEN BIOSCIENCE CORP ..........................           15
     15,556     * EDWARDS LIFESCIENCES CORP .....................          430
     28,800       ELAN CORP PLC (CONTINGENT VALUE RTS) ..........            4
     11,765     * ENDO PHARMACEUTICALS HOLDINGS, INC ............          137
     14,300     * ENDO PHARMACEUTICALS HOLDINGS, INC WTS 12/31/02           11
     16,090    e* ENDOCARE, INC .................................          288
     15,408    e* ENTREMED, INC .................................          130
     16,296     * ENZO BIOCHEM, INC .............................          383
     33,609     * ENZON, INC ....................................        1,892
     24,202     * ESPERION THERAPEUTICS, INC ....................          178
        641     * EXACT SCIENCES CORP ...........................            7
     25,029     * EXELIXIS, INC .................................          416
     63,047     * EXPRESS SCRIPTS, INC ..........................        2,948
     70,081     * FIRST HEALTH GROUP CORP .......................        1,734
      6,372     * FIRST HORIZON PHARMACEUTICAL ..................          187
     25,997     * FISHER SCIENTIFIC INTERNATIONAL, INC ..........          759
    145,982     * FOREST LABORATORIES, INC ......................       11,963
         10       FRESENIUS MEDICAL CARE AG. ADR ................            0
     16,833     * GENAISSANCE PHARMACEUTICALS ...................           78
     27,819     * GENE LOGIC, INC ...............................          524
     18,892     * GENELABS TECHNOLOGIES .........................           35
      5,726     * GENENCOR INTERNATIONAL, INC ...................           91
    433,047     * GENENTECH, INC ................................       23,493
     21,912    e* GENOME THERAPEUTICS CORP ......................          149
     11,582     * GENSTAR THERAPEUTICS CORP .....................           29
     26,367    e* GENTA, INC ....................................          375
    163,818     * GENZYME CORP (GENERAL DIVISION) ...............        9,806
     14,243     * GENZYME CORP (MOLECULAR ONCOLOGY DIVISION) ....          114
     16,153     * GERON CORP ....................................          141
     80,769     * GILEAD SCIENCES, INC ..........................        5,308
  1,322,600       GLAXOSMITHKLINE PLC ADR .......................       65,892
    248,480     * GUIDANT CORP ..................................       12,374
  1,020,616     * GUILFORD PHARMACEUTICALS, INC .................       12,247
     16,977     * HAEMONETICS CORP ..............................          576
      3,434     * HARVARD BIOSCIENCE, INC .......................           34
     57,400       HCA, INC ......................................        2,212
     88,347     * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) ...        1,626
      4,471     * HEALTHEXTRAS, INC .............................           26
      4,946     * HEMISPHERX BIOPHARMA, INC .....................           22
      2,374     * HENRY SCHEIN, INC .............................           88
    105,157     * HUMAN GENOME SCIENCES, INC ....................        3,546
     11,015     * HYSEQ, INC ....................................           85
     35,189     e ICN PHARMACEUTICALS, INC ......................        1,179
     42,400     * ICOS CORP .....................................        2,435
      3,581     * ICU MEDICAL, INC ..............................          159
     93,934    e* IDEC PHARMACEUTICALS CORP .....................        6,475
     29,434     * IDEXX LABORATORIES, INC .......................          839
     11,207     * IDX SYSTEMS CORP ..............................          146
      9,933    e* IGEN INTERNATIONAL, INC .......................          398
     29,643     * ILEX ONCOLOGY, INC ............................          802
     10,789     * ILLUMINA, INC .................................          127
     17,530     * I-MANY, INC ...................................          169
     50,343     * IMCLONE SYSTEMS, INC ..........................        2,339
     28,400     * IMMUNE RESPONSE CORP ..........................           38
    262,482     * IMMUNEX CORP ..................................        7,273
     41,829     * IMMUNOGEN, INC ................................          694
     32,745     * IMMUNOMEDICS, INC .............................          663
     13,546    e* IMPATH, INC ...................................          603
      9,471     * IMPAX LABORATORIES, INC .......................          127

    240,545       IMS HEALTH, INC ...............................   $    4,693
     13,741     * INAMED CORP ...................................          413
     55,422     * INCYTE GENOMICS, INC ..........................        1,077
     37,224     * INHALE THERAPEUTIC SYSTEMS, INC ...............          691
     14,007     * INKINE PHARMACEUTICAL CO, INC .................           22
     12,886     * INSMED, INC ...................................           49
      9,970     * INSPIRE PHARMACEUTICALS, INC ..................          140
      6,742     * INTEGRA LIFESCIENCES HOLDING ..................          178
     21,927    e* INTERMUNE, INC ................................        1,080
     24,305     * INTERNEURON PHARMACEUTICALS, INC ..............          270
     21,426     * INTUITIVE SURGICAL, INC .......................          215
      4,481       INVACARE CORP .................................          151
      2,494     * INVERNESS MEDICAL INNOVATIONS, INC ............           45
     42,206    e* INVITROGEN CORP ...............................        2,614
     41,260     * ISIS PHARMACEUTICALS, INC .....................          916
     16,408     * I-STAT CORP ...................................          129
    124,681     * IVAX CORP .....................................        2,511
  3,815,129       JOHNSON & JOHNSON .............................      225,474
      7,812     * KENDLE INTERNATIONAL, INC .....................          157
      3,635     * KERYX BIOPHARMACEUTICALS, INC .................           27
  1,112,366     * KING PHARMACEUTICALS, INC .....................       46,864
      5,601     * KOS PHARMACEUTICALS, INC ......................          194
      5,663     * KOSAN BIOSCIENCES, INC ........................           45
     20,187     * KV PHARMACEUTICAL CO (CLASS B) ................          655
     27,716     * LA JOLLA PHARMACEUTICAL CO ....................          248
    261,145     * LABORATORY CORP OF AMERICA HOLDINGS ...........       21,114
      9,744       LANDAUER, INC .................................          330
      3,335     * LARGE SCALE BIOLOGY CORP ......................           15
     26,903     * LEXICON GENETICS, INC .........................          310
     30,202     * LIFEPOINT HOSPITALS, INC ......................        1,028
     37,101     * LIGAND PHARMACEUTICALS, INC (CLASS B) .........          664
    649,312     e LILLY (ELI) & CO ..............................       50,997
     74,141     * LINCARE HOLDINGS, INC .........................        2,124
     10,871    e* LUMINEX CORP ..................................          184
     10,345     * MACROCHEM CORP ................................           32
     11,447     * MAGELLAN HEALTH SERVICES, INC .................           73
      4,019     * MARTEK BIOSCIENCES CORP .......................           87
     25,734     * MATRIX PHARMACEUTICALS, INC ...................           40
      9,577     * MAXIMUS, INC ..................................          403
     21,947     * MAXYGEN, INC ..................................          386
     32,243       MCKESSON CORP .................................        1,206
     60,000    e* MEDAREX, INC ..................................        1,078
      3,512    e* MED-DESIGN CORP ...............................           69
     16,615     * MEDICINES CO ..................................          193
     22,634     * MEDICIS PHARMACEUTICAL CORP (CLASS A) .........        1,462
    175,725     * MEDIMMUNE, INC ................................        8,145
      9,801     * MEDQUIST, INC .................................          287
  2,804,297       MEDTRONIC, INC ................................      143,608
     20,347       MENTOR CORP ...................................          581
  1,836,103       MERCK & CO, INC ...............................      107,963
     18,959     * MGI PHARMA, INC ...............................          290
     37,805     * MID ATLANTIC MEDICAL SERVICES, INC ............          858
    181,877    e* MILLENNIUM PHARMACEUTICALS, INC ...............        4,458
     38,641       MILLIPORE CORP ................................        2,346
     13,693     * MIRAVANT MEDICAL TECHNOLOGIES .................          132
     13,859     * MOLECULAR DEVICES CORP ........................          289
     45,487       MYLAN LABORATORIES, INC .......................        1,706
     18,218    e* MYRIAD GENETICS, INC ..........................          959
     40,954     * NABI ..........................................          423
     14,051    e* NANOGEN, INC ..................................           81
     15,285     * NAPRO BIOTHERAPEUTICS, INC ....................          174
      5,762     * NATIONAL HEALTHCARE CORP ......................           89
      6,893     * NEOPHARM, INC .................................          173
     10,445     * NEOSE TECHNOLOGIES, INC .......................          382
     18,788     * NEUROCRINE BIOSCIENCES, INC ...................          964


                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 67

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
HEALTH CARE--(CONTINUED)
     13,755      * NEUROGEN CORP .................................   $      240
      2,757      * NORTH AMERICAN SCIENTIFIC .....................           37
      6,103      * NOVAVAX, INC ..................................           86
     16,558     e* NOVEN PHARMACEUTICALS, INC ....................          294
     17,255      * NOVOSTE CORP ..................................          151
     23,271      * NPS PHARMACEUTICALS, INC ......................          891
      7,771      * OCULAR SCIENCES, INC ..........................          181
      9,335        OMNICARE, INC .................................          232
     18,182      * ON ASSIGNMENT, INC ............................          418
      5,582      * ONYX PHARMACEUTICALS, INC .....................           29
      3,441      * OPTION CARE, INC ..............................           67
     15,761      * ORASURE TECHNOLOGIES, INC .....................          191
     38,571      * ORCHID BIOSCIENCES, INC .......................          212
     30,659      * ORGANOGENESIS, INC ............................          147
     32,109      * ORTHODONTIC CENTERS OF AMERICA, INC ...........          979
     27,236      * OSI PHARMACEUTICALS, INC ......................        1,246
     11,675        OWENS & MINOR, INC ............................          216
     76,306      * OXFORD HEALTH PLANS, INC ......................        2,300
      7,994      * PAIN THERAPEUTICS, INC ........................           73
      3,485        PALL CORP .....................................           84
      8,958      * PARADIGM GENETICS, INC ........................           51
     43,822      * PATTERSON DENTAL CO ...........................        1,794
      6,057      * PDI, INC ......................................          135
     29,414      * PER SE TECHNOLOGIES, INC ......................          316
     89,203      * PEREGRINE PHARMACEUTICALS, INC ................          306
 13,231,124        PFIZER, INC ...................................      527,260
     29,951      * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC .......          968
     14,830      * PHARMACEUTICAL RESOURCES, INC .................          501
  5,098,893        PHARMACIA CORP ................................      217,468
     19,500      * PHARMACOPEIA, INC .............................          271
     10,494      * PHARMACYCLICS, INC ............................          104
     14,992      * PHARMOS CORP ..................................           35
      9,605     e* POLYMEDICA CORP ...............................          159
     12,906     e* POSSIS MEDICAL, INC ...........................          225
     11,394      * POZEN, INC ....................................           60
     38,254      * PRAECIS PHARMACEUTICALS, INC ..................          223
     15,685      * PRIORITY HEALTHCARE CORP (CLASS B) ............          552
     31,572      * PROCURENET, INC ...............................            5
      4,056      * PROGENICS PHARMACEUTICALS .....................           75
     69,952     e* PROTEIN DESIGN LABS, INC ......................        2,294
     26,384      * PROVINCE HEALTHCARE CO ........................          814
     59,452      * QUEST DIAGNOSTICS, INC ........................        4,263
     53,351      * QUINTILES TRANSNATIONAL CORP ..................          856
      5,501      * REGENERATION TECHNOLOGIES .....................           56
     22,409      * REGENERON PHARMACEUTICALS, INC ................          631
     11,644      * REHABCARE GROUP, INC ..........................          345
     38,638      * RENAL CARE GROUP, INC .........................        1,240
     30,483     e* RESMED, INC ..................................        1,644
     23,746      * RESPIRONICS, INC ..............................          823
     10,803      * RIBOZYME PHARMACEUTICALS, INC .................           49
     14,419      * RIGEL PHARMACEUTICALS, INC ....................           67
      2,004      * RIGHTCHOICE MANAGED CARE, INC .................          140
      3,850      * SANGAMO BIOSCIENCES, INC ......................           36
     17,192      * SANGSTAT MEDICAL CORP .........................          338
  2,747,845        SCHERING-PLOUGH CORP ..........................       98,400
     36,428      * SCIOS, INC ....................................          866
      2,322      * SEATTLE GENETICS, INC .........................           13
      6,459      * SELECT MEDICAL CORP ...........................          104
     56,239     e* SEPRACOR, INC .................................        3,209
     23,877      * SEQUENOM, INC .................................          255
     10,242      * SEROLOGICALS CORP .............................          220
     40,535      * SICOR, INC ....................................          636
      7,889      * SONOSITE, INC .................................          203
      1,578      * SPECIALTY LABORATORIES, INC ...................           43

        935      * SRI/SURGICAL EXPRESS, INC .....................   $       15
     67,909      * ST. JUDE MEDICAL, INC .........................        5,273
     13,038      * STERICYCLE, INC ...............................          794
     55,876      * STERIS CORP ...................................        1,021
    109,598        STRYKER CORP ..................................        6,397
      4,449      * SUNRISE ASSISTED LIVING, INC ..................          130
     17,824      * SUPERGEN, INC .................................          255
     11,635      * SURMODICS, INC ................................          424
     17,164      * SYNCOR INTERNATIONAL CORP .....................          492
     17,030      * TANOX, INC ....................................          315
     31,396      * TARGETED GENETICS CORP ........................           85
     35,091      * TECHNE CORP ...................................        1,293
     15,561      * TELIK, INC ....................................          210
  1,243,043      * TENET HEALTHCARE CORP .........................       72,991
     44,974      * TEXAS BIOTECHNOLOGY CORP ......................          292
     19,697      * THERAGENICS CORP ..............................          194
      3,371      * THIRD WAVE TECHNOLOGIES, INC ..................           25
     29,136      * THORATEC CORP .................................          495
     22,700      * TITAN PHARMACEUTICALS, INC ....................          223
      5,355      * TRANSGENOMIC, INC .............................           59
     17,613      * TRANSKARYOTIC THERAPIES, INC ..................          754
     15,856      * TRIAD HOSPITALS, INC ..........................          465
     17,436      * TRIANGLE PHARMACEUTICALS, INC .................           70
        902      * TRIGON HEALTHCARE, INC ........................           63
     14,910      * TRIMERIS, INC .................................          671
     19,279      * TRIPATH IMAGING, INC ..........................          145
     17,260      * TULARIK, INC ..................................          415
        984      * U.S. PHYSICAL THERAPY, INC ....................           16
     13,974     e* UNITED THERAPEUTICS CORP ......................          145
    648,433        UNITEDHEALTH GROUP, INC .......................       45,890
     21,201      * UNIVERSAL HEALTH SERVICES, INC (CLASS B) ......          907
      9,725      * UROLOGIX, INC .................................          195
      3,327      * V.I. TECHNOLOGIES, INC ........................           23
     30,385      * VALENTIS, INC .................................           94
     28,227      * VARIAN MEDICAL SYSTEMS, INC ...................        2,011
     26,838      * VARIAN, INC ...................................          871
     54,008      * VASOMEDICAL, INC ..............................          200
      5,719     e* VAXGEN, INC ...................................           66
     11,215      * VENTANA MEDICAL SYSTEMS, INC ..................          254
     55,658        VENTAS, INC ...................................          640
     12,466      * VENTIV HEALTH, INC ............................           46
     10,568      * VERSICOR, INC .................................          215
     57,243      * VERTEX PHARMACEUTICALS, INC ...................        1,408
      9,300      * VIASYS HEALTHCARE, INC ........................          188
     20,168      * VICAL, INC ....................................          247
     33,421      * VIDAMED, INC ..................................          261
     12,920      * VION PHARMACEUTICALS, INC .....................           57
     13,609     e* VIROPHARMA, INC ...............................          312
     42,735      * VISX, INC .....................................          566
      1,697        VITAL SIGNS, INC ..............................           59
    111,634      * WATERS CORP ...................................        4,326
     87,443      * WATSON PHARMACEUTICALS, INC ...................        2,745
      2,137      * WATSON WYATT & CO HOLDINGS ....................           47
     92,817      * WEBMD CORP ....................................          655
     11,583      * WELLPOINT HEALTH NETWORKS, INC ................        1,353
     12,936        X-RITE, INC ...................................          110
     99,166      * ZIMMER HOLDINGS, INC ..........................        3,029
      6,117     e* ZOLL MEDICAL CORP .............................          238
                                                                     ----------
                   TOTAL HEALTH CARE                                  2,664,181
                                                                     ----------
OTHER--2.61%
      8,696      * 4KIDS ENTERTAINMENT, INC ......................          174
      2,212        ABM INDUSTRIES, INC ...........................           69
     18,350      * ACACIA RESEARCH CORP ..........................          203
      2,945     e* ACTRADE FINANCIAL TECHNOLOGIES LTD ............           87
      3,400        ACUITY BRANDS, INC ............................           41


                       SEE NOTES TO FINANCIAL STATEMENTS


68  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
-------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
OTHER--(CONTINUED)
     18,792      * ADMINISTAFF, INC ..............................   $      515
        121        AMBASSADORS INTERNATIONAL, INC ................            3
     11,917        BRADY CORP (CLASS A) ..........................          436
     11,884      * BRIGHT HORIZONS FAMILY SOLUTIONS, INC .........          333
     41,350      * CAREER EDUCATION CORP .........................        1,417
    398,303     e* CENDANT CORP ..................................        7,811
      2,446        CENTRAL PARKING CORP ..........................           48
     93,401        CINTAS CORP ...................................        4,483
      6,694      * CORINTHIAN COLLEGES, INC ......................          274
     25,427      * CORPORATE EXECUTIVE BOARD CO ..................          933
      8,898      * COSTAR GROUP, INC .............................          214
     44,512      * DEVRY, INC ....................................        1,266
      9,805        DOVER CORP ....................................          363
     23,386      * EDISON SCHOOLS, INC ...........................          460
     15,760      * EDUCATION MANAGEMENT CORP .....................          571
      1,794      * ESCO TECHNOLOGIES, INC ........................           62
     63,563      * EXULT, INC ....................................        1,020
      9,860      * FIRST CONSULTING GROUP, INC ...................          154
     10,450      * FORRESTER RESEARCH, INC .......................          210
     19,236      * GENTIVA HEALTH SERVICES, INC ..................          422
     20,049      * GETTY IMAGES, INC .............................          461
     20,819      * GTECH HOLDINGS CORP ...........................          943
     66,898        H & R BLOCK, INC ..............................        2,990
      4,029        HARLAND (JOHN H.) CO ..........................           89
     15,885      * HEIDRICK & STRUGGLES INTERNATIONAL, INC .......          288
     56,800        HONEYWELL INTERNATIONAL, INC ..................        1,921
      6,254     e* HOTEL RESERVATIONS NETWORK, INC (CLASS A) .....          288
     16,396      * HOTJOBS.COM LTD ...............................          170
      1,218      * ICT GROUP, INC ................................           23
     11,028      * INFOUSA, INC ..................................           77
     13,827      * ITRON, INC ....................................          419
     34,923      * KORN/FERRY INTERNATIONAL ......................          372
      6,611      * MANAGEMENT NETWORK GROUP, INC .................           46
     30,124        MATTHEWS INTERNATIONAL CORP (CLASS A) .........          740
      2,549        MCGRATH RENTCORP ..............................           96
      9,434      * MEMBERWORKS, INC ..............................          132
    115,718        MOODY'S CORP ..................................        4,613
     22,395      * MPS GROUP, INC ................................          160
     18,333      * MSC.SOFTWARE CORP .............................          286
     10,162      * NCO GROUP, INC ................................          233
      1,405      * NEW HORIZONS WORLDWIDE, INC ...................           16
      1,773      * OFFSHORE LOGISTICS, INC .......................           31
     12,681     e* PREPAID LEGAL SERVICES, INC ...................          278
      7,119      * PROQUEST CO ...................................          241
     13,935      * R.H. DONNELLEY CORP ...........................          405
        366      * RENT-WAY, INC .................................            2
      5,806      * RIGHT MANAGEMENT CONSULTANTS ..................          100
    125,226      * ROBERT HALF INTERNATIONAL, INC ................        3,343
     16,532        ROLLINS, INC ..................................          331
      6,319      * SCHOOL SPECIALTY, INC .........................          145
      6,519      * SPX CORP ......................................          892
      7,196      * STARTEK, INC ..................................          136
      5,604      e STRAYER EDUCATION, INC ........................          273
     22,435      * SYMYX TECHNOLOGIES, INC .......................          477
    397,908        SYSCO CORP ....................................       10,433
      9,772        TALX CORP .....................................          244
      7,264      * TEJON RANCH CO ................................          174
     28,529      * TELETECH HOLDINGS, INC ........................          409
    136,394      * TERREMARK WORLDWIDE, INC ......................           78
     65,824     e* TMP WORLDWIDE, INC ............................        2,824
      5,595      * TRADESTATION GROUP, INC .......................            9
      9,432      * TRAVELOCITY.COM, INC ..........................          271
  3,454,685        TYCO INTERNATIONAL LTD ........................      203,481
     11,742      * UNIROYAL TECHNOLOGY CORP ......................           38

      4,897      * UNITED STATIONERS, INC ........................   $      165
    301,669        UNITED TECHNOLOGIES CORP ......................       19,497
     11,187        VIAD CORP .....................................          265
      1,978      * WACKENHUT CORP (CLASS A) ......................           49
      3,874      * WACKENHUT CORRECTIONS CORP ....................           54
     10,742        WALTER INDUSTRIES, INC ........................          121
                                                                     ----------
                   TOTAL OTHER                                          280,698
                                                                     ----------
PRODUCER DURABLES--7.00%
      9,622      * ACTIVE POWER, INC .............................           65
     11,479        AGCO CORP .....................................          181
     41,725      * ALLIED WASTE INDUSTRIES, INC ..................          587
     29,696        AMETEK, INC ...................................          947
      7,814      * ASTEC INDUSTRIES, INC .........................          113
      1,165      * AUGUST TECHNOLOGY CORP ........................           13
      1,253        BALDOR ELECTRIC CO ............................           26
      9,015      * BEACON POWER CORP .............................           12
      4,901        BRIGGS & STRATTON CORP ........................          209
     10,259     e* BROOKS AUTOMATION, INC ........................          417
      5,565      * CATALYTICA ENERGY SYSTEMS, INC ................           25
     19,293      * COINSTAR, INC .................................          482
     19,126      * COVANTA ENERGY CORP ...........................           86
     10,701      * CUNO, INC .....................................          326
     65,791      e DANAHER CORP ..................................        3,968
     10,356     e* DYCOM INDUSTRIES, INC .........................          173
     21,812        EATON CORP ....................................        1,623
     24,141     e* EMEX CORP .....................................           75
     29,085        FEDERAL SIGNAL CORP ...........................          648
      6,004      * FLOW INTERNATIONAL CORP .......................           74
     18,901      * FLOWSERVE CORP ................................          503
      4,373        FRANKLIN ELECTRIC CO, INC .....................          359
     25,388      * FUELCELL ENERGY, INC ..........................          461
 17,970,338        GENERAL ELECTRIC CO ...........................      720,251
        398      * GENLYTE GROUP, INC ............................           12
      3,832     e* GLOBAL POWER EQUIPMENT GROUP, INC .............           58
      6,580        GORMAN-RUPP CO ................................          177
      7,890      * H POWER CORP ..................................           25
     18,134      * HEADWATERS, INC ...............................          208
      6,349        IDEX CORP .....................................          219
      2,095      * IMAGISTICS INTERNATIONAL, INC .................           26
        405        KAYDON CORP ...................................            9
      4,385        LINCOLN ELECTRIC HOLDINGS, INC ................          107
      8,473        LINDSAY MANUFACTURING CO ......................          164
     12,832      * LITTELFUSE, INC ...............................          337
      3,361      * MAGNA ENTERTAINMENT CORP (CLASS A) ............           24
     16,095        MANITOWOC CO, INC .............................          500
      1,253      * MAXWELL TECHNOLOGIES, INC .....................           12
     22,882      * MECHANICAL TECHNOLOGY, INC ....................           63
    105,767        MINNESOTA MINING & MANUFACTURING CO ...........       12,503
     24,489      * NATIONAL INSTRUMENTS CORP .....................          917
     51,405      * NEWPARK RESOURCES, INC ........................          406
      2,732        NN, INC .......................................           30
     10,308        NORDSON CORP ..................................          272
     12,154      * PEMSTAR, INC ..................................          146
      9,522        PHILADELPHIA SUBURBAN CORP ....................          215
     10,130      * PHOTON DYNAMICS, INC ..........................          462
     17,744        PITNEY BOWES, INC .............................          667
      9,745     e* PLUG POWER, INC ..............................            85
     49,185      * POWER-ONE, INC ................................          512
     11,725      * QUANTA SERVICES, INC ..........................          181
     18,891      * RAYOVAC CORP ..................................          332
        834        RICHARDSON ELECTRONICS LTD ....................           10
     22,000        ROCKWELL COLLINS, INC .........................          429
      7,603      * ROHN INDUSTRIES, INC ..........................           16
     26,211        ROPER INDUSTRIES, INC .........................        1,297
      8,797      * SAGE, INC .....................................          326


                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 69

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
PRODUCER DURABLES--(CONTINUED)
        269      * SPS TECHNOLOGIES, INC .........................   $        9
      5,936        STEWART & STEVENSON SERVICES, INC .............          112
      5,417        TENNANT CO ....................................          201
     41,166      * TETRA TECH, INC ...............................          820
      4,662      * TETRA TECHNOLOGIES, INC .......................           98
      3,275      * TRC COS, INC ..................................          164
      2,275      * TRIKON TECHNOLOGIES, INC ......................           27
     33,118      * VALENCE TECHNOLOGY, INC .......................          112
      1,102        VALHI, INC ....................................           14
      5,338        VALMONT INDUSTRIES, INC .......................           77
      8,080        WABTEC CORP ...................................           99
     19,607      * WASTE CONNECTIONS, INC ........................          608
                                                                     ----------
                   TOTAL PRODUCER DURABLES                              754,712
                                                                     ----------
TECHNOLOGY--31.11%
    106,203      * 3COM CORP .....................................          678
      3,712     e* 3D SYSTEMS CORP ...............................           53
     33,282      * 3DO CO ........................................           69
      2,048   b,e* ACT MANUFACTURING, INC ........................            1
     15,790      * ACTEL CORP ....................................          314
    102,660      * ACTERNA CORP ..................................          406
     31,932      * ACTIVISION, INC ...............................          831
     39,528      * ACTUATE CORP ..................................          208
     13,672      * ACXIOM CORP ...................................          239
      5,398      * ADAPTEC, INC ..................................           78
    205,479      * ADC TELECOMMUNICATIONS, INC ...................          945
      2,509      * ADE CORP ......................................           25
    194,243        ADOBE SYSTEMS, INC ............................        6,031
      2,862      * ADTRAN, INC ...................................           73
     45,539      * ADVANCED DIGITAL INFORMATION CORP .............          730
     13,292     e* ADVANCED ENERGY INDUSTRIES, INC ...............          354
     32,778      * ADVANCED FIBRE COMMUNICATIONS, INC ............          579
    198,892      * ADVANCED MICRO DEVICES, INC ...................        3,154
     24,446      * ADVENT SOFTWARE, INC ..........................        1,221
     46,847      * AEROFLEX, INC .................................          887
     20,105      * AETHER SYSTEMS, INC ...........................          185
     38,776     e* AFFILIATED COMPUTER SERVICES, INC (CLASS A) ...        4,115
  5,090,703      * AGERE SYSTEMS, INC (CLASS A) ..................       28,966
     23,161      * AGILE SOFTWARE CORP ...........................          399
    129,378     e* AGILENT TECHNOLOGIES, INC .....................        3,689
     31,224     e* AKAMAI TECHNOLOGIES, INC ......................          185
      2,791      * ALLIANCE FIBER OPTIC PRODUCT ..................            4
     10,173      * ALLOY, INC ....................................          219
     36,128      * ALPHA INDUSTRIES, INC .........................          788
  1,215,550      * ALTERA CORP ...................................       25,794
    553,160     e* AMDOCS LTD ....................................       18,791
      8,383     e* AMERICA ONLINE LATIN AMERICA, INC (CLASS A) ...           38
     32,409      * AMERICAN MANAGEMENT SYSTEMS, INC ..............          586
     17,575      * AMERICAN SUPERCONDUCTOR CORP ..................          215
     80,689      * AMKOR TECHNOLOGY, INC .........................        1,293
     34,215      * AMPHENOL CORP (CLASS A) .......................        1,644
     21,360      * ANADIGICS, INC ................................          326
  1,541,190      * ANALOG DEVICES, INC ...........................       68,413
        331        ANALOGIC CORP .................................           13
     16,045      * ANAREN MICROWAVE, INC .........................          278
     15,501      * ANDREW CORP ...................................          339
      2,979      * ANSOFT CORP ...................................           43
     19,948      * ANSWERTHINK, INC ..............................          130
     10,843      * ANSYS, INC ....................................          267
     23,333      * APAC CUSTOMER SERVICES, INC ...................           61
      4,108      * APPLIED INNOVATION, INC .......................           25
  2,081,491      * APPLIED MATERIALS, INC ........................       83,468
  1,207,487      * APPLIED MICRO CIRCUITS CORP ...................       13,669
     19,245     e* AREMISSOFT CORP ...............................           19
     85,333     e* ARIBA, INC ....................................          526

      7,390      * ARRIS GROUP, INC ..............................   $       72
     42,449      * ART TECHNOLOGY GROUP, INC .....................          148
     13,839      * ARTESYN TECHNOLOGIES, INC .....................          129
      3,900      * ARTISAN COMPONENTS, INC .......................           62
    215,051      * ASCENTIAL SOFTWARE CORP .......................          871
     14,555      * ASIAINFO HOLDINGS, INC ........................          254
     17,350      * ASPECT COMMUNICATIONS CORP ....................           67
     27,131      * ASPEN TECHNOLOGY, INC .........................          456
      9,587     e* ASTROPOWER, INC ...............................          388
     26,246      * ASYST TECHNOLOGIES, INC .......................          335
     99,538     b* AT HOME CORP (SERIES A) .......................            1
    164,519     e* ATMEL CORP ....................................        1,213
     22,038     e* ATMI, INC .....................................          526
     28,195      * AUSPEX SYSTEMS, INC ...........................           51
      6,717        AUTODESK, INC .................................          250
  1,056,433        AUTOMATIC DATA PROCESSING, INC ................       62,224
     21,815      * AVANEX CORP ...................................          129
     25,213      * AVANT! CORP ...................................          517
    229,822      * AVAYA, INC ....................................        2,792
     28,632     e* AVICI SYSTEMS, INC ............................           83
        383      * AVID TECHNOLOGY, INC ..........................            5
     36,343      * AVOCENT CORP ..................................          881
      5,793        AVX CORP ......................................          137
      9,120      * AWARE, INC ....................................           76
     79,004      * AXCELIS TECHNOLOGIES, INC .....................        1,018
     17,052      * AXT, INC ......................................          246
      9,056      * BARRA, INC ....................................          426
  1,489,988     e* BEA SYSTEMS, INC ..............................       22,946
      7,243        BEI TECHNOLOGIES, INC .........................          126
      3,002        BEL FUSE, INC (CLASS B) .......................           75
      2,766        BELDEN, INC ...................................           65
      8,893      * BENCHMARK ELECTRONICS, INC ....................          169
     44,626      * BISYS GROUP, INC ..............................        2,856
     15,689      * BLACK BOX CORP ................................          830
     24,971      * BLUE MARTINI SOFTWARE, INC ....................           75
    122,991      * BMC SOFTWARE, INC .............................        2,013
     30,032      * BORLAND SOFTWARE CORP .........................          470
      5,219      * BOSTON COMMUNICATIONS GROUP ...................           59
      9,128      * BRAUN CONSULTING, INC .........................           32
     13,993      * BRIGHTPOINT, INC ..............................           44
     14,953      * BRIO SOFTWARE, INC ............................           43
    530,443     e* BROADCOM CORP (CLASS A) .......................       21,679
    185,201     e* BROADVISION, INC ..............................          507
  1,080,730     e* BROCADE COMMUNICATIONS SYSTEMS, INC ...........       35,794
      8,465      * BSQUARE CORP ..................................           35
     20,965        C&D TECHNOLOGIES, INC .........................          479
      5,401      * CABLE DESIGN TECHNOLOGIES CORP ................           74
      4,642      * CACHEFLOW, INC ................................           12
      4,644      * CACI INTERNATIONAL, INC (CLASS A) .............          183
    207,040      * CADENCE DESIGN SYSTEMS, INC ...................        4,538
      7,460      * CAMINUS CORP ..................................          172
     13,150      * CARREKER CORP .................................           78
      5,039      * CARRIER ACCESS CORP ...........................           15
      1,902      * CATAPULT COMMUNICATIONS CORP ..................           50
      8,618      * C-COR.NET CORP ................................          126
      8,388      * CELERITEK, INC ................................          112
     20,719      * CENTILLIUM COMMUNICATIONS, INC ................          163
     14,019      * CENTRA SOFTWARE, INC ..........................          112
     50,497      * CERTEGY, INC ..................................        1,728
     46,118      * CHECKFREE CORP ................................          830
        526      * CHECKPOINT SYSTEMS, INC .......................            7
     22,436     e* CHIPPAC, INC ..................................          166
     18,438      * CHORDIANT SOFTWARE, INC .......................          146
  1,263,595      * CIENA CORP ....................................       18,082
     40,323      * CIRRUS LOGIC, INC .............................          533

                       SEE NOTES TO FINANCIAL STATEMENTS

70 COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
TECHNOLOGY--(CONTINUED)
 14,151,231      * CISCO SYSTEMS, INC ............................   $  256,279
    153,631      * CITRIX SYSTEMS, INC ...........................        3,481
     14,093      * CLARENT CORP ..................................           76
      7,576      * CLICK COMMERCE, INC ...........................           24
     46,123      * CNET NETWORKS, INC ............................          414
     25,079      * COGNEX CORP ...................................          642
      6,069      * COGNIZANT TECHNOLOGY SOLUTIONS CORP ...........          249
     18,471        COHU, INC .....................................          365
    231,475      * COMMERCE ONE, INC .............................          826
     40,625      * COMMSCOPE, INC ................................          864
     24,839      * COMPUTER NETWORK TECHNOLOGY CORP ..............          442
    142,187      * COMPUWARE CORP ................................        1,676
    151,745      * COMVERSE TECHNOLOGY, INC ......................        3,395
      5,422      * CONCORD CAMERA CORP ...........................           43
    412,872      * CONCORD EFS, INC ..............................       13,534
     62,602      * CONCURRENT COMPUTER CORP ......................          930
      7,656        CONESTOGA ENTERPRISES, INC ....................          245
     99,795      * CONEXANT SYSTEMS, INC .........................        1,433
      3,868      * CONSTELLATION 3D, INC .........................            3
     14,072      * CONVERA CORP ..................................           47
    138,393      * CONVERGYS CORP ................................        5,188
      7,189      * COORSTEK, INC .................................          229
     15,072      * COPPER MOUNTAIN NETWORKS, INC .................           25
      8,021      * CORILLIAN CORP ................................           38
    333,443     e* CORNING, INC ..................................        2,974
    204,677      * CORVIS CORP ...................................          661
     38,951      * COSINE COMMUNICATIONS, INC ....................           60
     16,904      * COVANSYS CORP .................................          151
     30,334      * CREDENCE SYSTEMS CORP .........................          563
     58,672     e* CREE, INC .....................................        1,728
     36,567      * CSG SYSTEMS INTERNATIONAL, INC ................        1,479
     18,252        CTS CORP ......................................          290
     24,810      * CYMER, INC ....................................          663
     57,501      * CYPRESS SEMICONDUCTOR CORP ....................        1,146
      7,074      * DAKTRONICS, INC ...............................           60
     14,820      * DATASTREAM SYSTEMS, INC .......................           91
     33,029      * DDI CORP ......................................          325
  4,063,585      * DELL COMPUTER CORP ............................      110,448
     13,325      * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A) ...          175
     20,953      * DIGEX, INC ....................................           63
     10,133      * DIGIMARC CORP .................................          188
     22,777      * DIGITAL INSIGHT CORP ..........................          509
     11,478     e* DIGITAL LIGHTWAVE, INC ........................          108
     16,364      * DIGITALTHINK, INC .............................          177
      9,577      * DIGITAS, INC ..................................           38
     57,184      * DIVINE, INC (CLASS A) .........................           42
     34,021      * DMC STRATEX NETWORKS, INC .....................          265
     32,958      * DOCENT, INC ...................................          104
     28,919      * DOCUMENTUM, INC ...............................          628
    104,753      * DOUBLECLICK, INC ..............................        1,188
     18,851      * DSP GROUP, INC ................................          438
     48,817      * DST SYSTEMS, INC ..............................        2,434
      3,648      * DUPONT PHOTOMASKS, INC ........................          159
        989      * DURASWITCH INDUSTRIES, INC ....................            8
     53,120      * E.PIPHANY, INC ................................          463
     36,035      * EARTHLINK, INC ................................          439
    199,315     e* EBAY, INC ....................................       13,334
     19,166      * ECHELON CORP ..................................          271
      5,851        EDO CORP ......................................          155
     31,179      * EFUNDS CORP ...................................          429
     18,859      * ELANTEC SEMICONDUCTOR, INC ....................          724
     21,860      * ELECTRO SCIENTIFIC INDUSTRIES, INC ............          656
     15,492      * ELECTROGLAS, INC ..............................          229
    103,187      * ELECTRONIC ARTS, INC ..........................        6,186

    352,020        ELECTRONIC DATA SYSTEMS CORP ..................   $   24,131
      5,988      * ELECTRONICS FOR IMAGING, INC ..................          134
      5,544     e* EMBARCADERO TECHNOLOGIES, INC .................          134
  6,694,909      * EMC CORP ......................................       89,980
     18,227     e* EMCORE CORP ...................................          245
     65,595      * EMULEX CORP ...................................        2,592
     23,350      * ENTEGRIS, INC .................................          256
     52,580      * ENTERASYS NETWORKS, INC .......................          465
     44,844      * ENTRUST, INC ..................................          457
      3,400      * EPICEDGE, INC .................................            1
      3,300      * EPIQ SYSTEMS, INC .............................           64
    116,995        EQUIFAX, INC ..................................        2,825
     10,935      * ESPEED, INC (CLASS A) .........................           91
     25,738      * EXAR CORP .....................................          537
      9,130      * EXCEL TECHNOLOGY, INC .........................          159
     13,645      * EXE TECHNOLOGIES, INC .........................           69
    323,719   b,e* EXODUS COMMUNICATIONS, INC ....................           13
      6,308      * EXTENSITY, INC ................................           14
     80,182      * EXTREME NETWORKS, INC .........................        1,034
     11,453      * F.Y.I., INC ...................................          384
     14,998     e* F5 NETWORKS, INC ..............................          323
     13,948        FAIR, ISAAC & CO, INC .........................          879
     80,137     e* FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                   (CLASS A) .....................................        2,260
     25,531      * FALCONSTOR SOFTWARE, INC ......................          231
     13,242      * FEI CO ........................................          417
     21,237      * FIBERCORE, INC ................................           51
     29,931      * FILENET CORP ..................................          607
    100,529     e* FINISAR CORP ..................................        1,022
    318,372        FIRST DATA CORP ...............................       24,976
    155,871      * FISERV, INC ...................................        6,596
     11,064      * FLIR SYSTEMS, INC .............................          420
     70,990      * FOUNDRY NETWORKS, INC .........................          579
     17,247     e* FREEMARKETS, INC ..............................          413
     10,133      * GATEWAY, INC ..................................           81
      2,036        GENERAL CABLE CORP ............................           27
    104,455      * GENUITY, INC (CLASS A) ........................          165
     19,318      * GENZYME TRANSGENICS CORP ......................          112
        921      * GLOBAL IMAGING SYSTEMS, INC ...................           14
     24,887        GLOBAL PAYMENTS, INC ..........................          856
     82,372      * GLOBESPAN VIRATA, INC .........................        1,067
     16,463     e* HANDSPRING, INC ...............................          111
     40,735      * HARMONIC, INC .................................          490
     12,778        HARRIS CORP ...................................          390
     20,217        HELIX TECHNOLOGY CORP .........................          456
     55,196        HENRY (JACK) & ASSOCIATES, INC ................        1,205
     28,716     e* HNC SOFTWARE, INC .............................          592
     61,368      * HOMESTORE.COM, INC ............................          221
      4,633      * HYPERION SOLUTIONS CORP .......................           92
    226,950      * I2 TECHNOLOGIES, INC ..........................        1,793
     24,343     e* IDENTIX, INC ..................................          355
     10,254      * II-VI, INC ....................................          177
      5,038      * INET TECHNOLOGIES, INC ........................           53
     25,494      * INFOCUS CORP ..................................          561
      2,364      * INFOGRAMES, INC ...............................           17
     55,358     e* INFORMATICA CORP ..............................          803
    207,521      * INFOSPACE, INC ................................          425
      7,719      * INGRAM MICRO, INC (CLASS A) ...................          134
     85,714     e* INKTOMI CORP ..................................          575
      3,078      * INRANGE TECHNOLOGIES CORP (CLASS B) ...........           38
      2,614      * INTEGRAL SYSTEMS, INC .........................           50
     19,277     e* INTEGRATED CIRCUIT SYSTEMS, INC ...............          435
    516,997      * INTEGRATED DEVICE TECHNOLOGY, INC .............       13,747
 12,263,937        INTEL CORP ....................................      385,701
     46,782     e* INTELIDATA TECHNOLOGIES CORP ..................          132


                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 71

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
TECHNOLOGY--(CONTINUED)
      4,504      * INTERACTIVE INTELLIGENCE, INC .................   $       31
     12,002      * INTERCEPT GROUP, INC ..........................          491
     48,173      * INTERDIGITAL COMMUNICATIONS CORP ..............          467
     32,108      * INTERGRAPH CORP ...............................          441
      1,040      * INTERLAND, INC ................................            2
     10,077      * INTERMAGNETICS GENERAL CORP ...................          261
     76,609      * INTERNAP NETWORK SERVICES CORP ................           89
  1,339,169        INTERNATIONAL BUSINESS MACHINES CORP ..........      161,986
     50,371      * INTERNATIONAL RECTIFIER CORP ..................        1,757
     29,176     e* INTERNET SECURITY SYSTEMS, INC ................          935
    624,435      * INTERSIL CORP (CLASS A) .......................       20,138
      3,682        INTER-TEL, INC ................................           71
     36,036      * INTERVOICE-BRITE, INC .........................          461
     66,479      * INTERWOVEN, INC ...............................          648
     11,444      * INTRADO, INC ..................................          307
     99,096      * INTUIT, INC ...................................        4,239
     14,185      * IOMEGA CORP ...................................          118
     20,553      * IRON MOUNTAIN, INC ............................          900
     20,799      * IXIA ..........................................          267
      6,238      * IXYS CORP .....................................           50
     76,662      * J.D. EDWARDS & CO .............................        1,261
    124,982     e* JABIL CIRCUIT, INC ............................        2,840
      2,596      * JDA SOFTWARE GROUP, INC .......................           58
    433,184      * JDS UNIPHASE CORP .............................        3,760
     13,899      * JNI CORP ......................................          116
    207,403     e* JUNIPER NETWORKS, INC .........................        3,930
      8,994      * KANA SOFTWARE, INC ............................          175
     41,436      * KEANE, INC ....................................          747
      6,174        KEITHLEY INSTRUMENTS, INC .....................          104
     13,828      * KEYNOTE SYSTEMS, INC ..........................          129
    608,230     e* KLA-TENCOR CORP ...............................       30,144
     50,931      * KOPIN CORP ....................................          713
     53,543      * KPMG CONSULTING, INC ..........................          887
     20,496      * KRONOS, INC ...................................          992
     25,884      * KULICKE & SOFFA INDUSTRIES, INC ...............          444
  1,070,602      * LAM RESEARCH CORP .............................       24,859
      7,504      * LANTRONIX, INC ................................           47
     72,584      * LATTICE SEMICONDUCTOR CORP ....................        1,493
      5,557      * LEARNING TREE INTERNATIONAL, INC ..............          155
      2,947      * LECROY CORP ...................................           54
     75,932      * LEGATO SYSTEMS, INC ...........................          985
      5,433      * LEXAR MEDIA, INC ..............................           14
      8,685      * LEXENT, INC ...................................           54
    105,644      * LEXMARK INTERNATIONAL, INC ....................        6,233
     60,983      * LIBERATE TECHNOLOGIES .........................          700
     21,830      * LIGHTBRIDGE, INC ..............................          265
      7,260      * LIGHTPATH TECHNOLOGIES, INC (CLASS A) .........           26
    812,465        LINEAR TECHNOLOGY CORP ........................       31,719
     10,576      * LOUDCLOUD, INC ................................           45
    103,544     e* LSI LOGIC CORP ................................        1,634
     40,995      * LTX CORP ......................................          858
     47,802      * MACROMEDIA, INC ...............................          851
     33,326      * MACROVISION CORP ..............................        1,174
      9,722      * MANHATTAN ASSOCIATES, INC .....................          283
      7,536      * MANUFACTURERS SERVICES LTD ....................           47
     42,990      * MANUGISTICS GROUP, INC ........................          906
     13,911      * MAPINFO CORP ..................................          218
     19,046      * MASTEC, INC ...................................          132
     20,961      * MATRIXONE, INC ................................          272
    249,762      * MAXIM INTEGRATED PRODUCTS, INC ................       13,115
     39,472      * MAXTOR CORP ...................................          250
      7,644      * MCAFEE.COM CORP ...............................          259
     14,959      * MCDATA CORP (CLASS A) .........................          366
      5,774     e* MCSI, INC .....................................          135

      3,420     e* MEASUREMENT SPECIALTIES, INC ..................   $       32
     53,349      * MENTOR GRAPHICS CORP ..........................        1,257
     14,984      * MERCURY COMPUTER SYSTEMS, INC .................          586
     56,822      * MERCURY INTERACTIVE CORP ......................        1,931
      5,497      * MERIX CORP ....................................           95
     14,566      * METASOLV, INC .................................          114
     16,069      * METAWAVE COMMUNICATIONS CORP ..................           50
     29,869      * METTLER-TOLEDO INTERNATIONAL, INC .............        1,549
     52,834      * MICREL, INC ...................................        1,386
      6,164      * MICRO GENERAL CORP ............................           85
    107,899      * MICROCHIP TECHNOLOGY, INC .....................        4,180
     55,797      * MICROMUSE, INC ................................          837
  1,182,890      * MICRON TECHNOLOGY, INC ........................       36,670
     21,070      * MICROSEMI CORP ................................          626
  8,302,776      * MICROSOFT CORP ................................      550,059
     24,979     e* MICROSTRATEGY, INC ............................           96
    634,408      * MICROTUNE, INC ................................       14,883
     12,622      * MICROVISION, INC ..............................          180
     33,567      * MIPS TECHNOLOGIES, INC (CLASS A) ..............          290
     16,155      * MKS INSTRUMENTS, INC ..........................          437
      1,179      * MOLDFLOW CORP .................................           17
     33,022        MOLEX, INC ....................................        1,022
          1      * MOMENTUM BUSINESS APPLICATIONS, INC (CLASS A) .            0
  1,659,031        MOTOROLA, INC .................................       24,919
      7,244      * MRO SOFTWARE, INC .............................          169
     69,590     e* MRV COMMUNICATIONS, INC .......................          295
     17,623      * MULTEX.COM, INC ...............................           79
      5,508      * NANOMETRICS, INC ..............................          107
      3,093      * NATIONAL PROCESSING, INC ......................          101
    285,078      * NATIONAL SEMICONDUCTOR CORP ...................        8,778
     14,017      * NCR CORP ......................................          517
     10,203        NDCHEALTH CORP ................................          353
     17,656      * NETEGRITY, INC ................................          342
     18,577      * NETIQ CORP ....................................          655
     36,741      * NETRO CORP ....................................          135
     14,475      * NETSCOUT SYSTEMS, INC .........................          114
    238,494      * NETWORK APPLIANCE, INC ........................        5,216
     73,001      * NETWORK ASSOCIATES, INC .......................        1,887
     34,053      * NEW FOCUS, INC ................................          130
     28,484        NEWPORT CORP ..................................          549
     14,900      * NEXT LEVEL COMMUNICATIONS, INC ................           50
     26,257     e* NMS COMMUNICATIONS CORP .......................          127
    798,500        NOKIA CORP (SPON ADR) .........................       19,587
      4,718      * NORTHFIELD LABORATORIES, INC ..................           40
     13,729      * NOVADIGM, INC .................................          130
      5,106      * NOVATEL WIRELESS, INC .........................            6
  1,465,666     e* NOVELLUS SYSTEMS, INC .........................       57,821
        225      * NU HORIZONS ELECTRONICS CORP ..................            2
     21,885     e* NUANCE COMMUNICATIONS, INC ....................          199
     13,996      * NUMERICAL TECHNOLOGIES, INC ...................          493
    404,320     e* NVIDIA CORP ...................................       27,049
     18,109     e* NYFIX, INC ....................................          363
     38,126     e* OAK TECHNOLOGY, INC ...........................          524
      8,231      * ON SEMICONDUCTOR CORP .........................           17
     46,411      * ONI SYSTEMS CORP ..............................          291
     26,522      * ONYX SOFTWARE CORP ............................          103
     64,810      * OPENWAVE SYSTEMS, INC .........................          634
     77,393      * OPLINK COMMUNICATIONS, INC ....................          146
      3,358      * OPNET TECHNOLOGIES, INC .......................           48
      3,169      * OPTICAL CABLE CORP ............................            5
      3,593      * OPTICAL COMMUNICATION PRODUCTS, INC ...........           14
 11,830,672      * ORACLE CORP ...................................      163,382
      4,033      * OTG SOFTWARE, INC .............................           40
     14,807      * OVERTURE SERVICES, INC ........................          525
     19,086      * PACKETEER, INC ................................          141

                       SEE NOTES TO FINANCIAL STATEMENTS

72 COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------
   SHARES                                                           VALUE (000)
   ------                                                           -----------
 TECHNOLOGY--(CONTINUED)
    326,181      * PALM, INC .....................................   $    1,266
    203,769      * PARAMETRIC TECHNOLOGY CORP ....................        1,591
        534      * PAXAR CORP ....................................            8
     32,266      * PAXSON COMMUNICATIONS CORP ....................          337
    259,748        PAYCHEX, INC ..................................        9,052
      3,777      * PEC SOLUTIONS, INC ............................          142
      4,521      * PECO II, INC ..................................           27
      1,637      * PEGASUS SOLUTIONS, INC ........................           23
    212,547      * PEOPLESOFT, INC ...............................        8,544
    138,226      * PEREGRINE SYSTEMS, INC ........................        2,050
      4,536      * PERFORMANCE TECHNOLOGIES, INC .................           60
      5,997      * PERICOM SEMICONDUCTOR CORP ....................           87
     58,661      * PEROT SYSTEMS CORP (CLASS A) ..................        1,198
      8,129      * PHOENIX TECHNOLOGIES LTD ......................           95
     18,383      * PHOTRONICS, INC ...............................          576
     17,609      * PIXELWORKS, INC ...............................          283
      4,147      * PLANAR SYSTEMS, INC ...........................           88
     30,135      * PLANTRONICS, INC ..............................          773
     34,250      * PLEXUS CORP ...................................          910
     11,644      * PLX TECHNOLOGY, INC ...........................          147
    135,520     e* PMC-SIERRA, INC ...............................        2,881
     66,456     e* POLYCOM, INC ..................................        2,264
     78,668      * PORTAL SOFTWARE, INC ..........................          164
      5,152      * POWELL INDUSTRIES, INC ........................           97
     20,713      * POWER INTEGRATIONS, INC .......................          473
     49,549      * POWERWAVE TECHNOLOGIES, INC ...................          856
     14,214      * PRI AUTOMATION, INC ...........................          291
     16,120      * PROBUSINESS SERVICES, INC .....................          303
     12,765     e* PROFIT RECOVERY GROUP INTERNATIONAL, INC .....          104
     27,507      * PROGRESS SOFTWARE CORP ........................          475
     18,645      * PROTON ENERGY SYSTEMS .........................          154
     18,880      * PROXIM, INC ...................................          187
     22,810      * PUMATECH, INC .................................           59
     75,301      * QLOGIC CORP ...................................        3,352
      7,571      * QRS CORP ......................................          107
  1,930,742      * QUALCOMM, INC .................................       97,502
     24,084      * QUEST SOFTWARE, INC ...........................          532
      2,790        QUIXOTE CORP ..................................           53
     15,997      * RADIANT SYSTEMS, INC ..........................          184
     14,776      * RADISYS CORP ..................................          290
     66,285     e* RAMBUS, INC ...................................          530
    158,686      * RATIONAL SOFTWARE CORP ........................        3,094
     93,679      * READ-RITE CORP ................................          619
     75,433      * REALNETWORKS, INC .............................          448
     18,568      * RED HAT, INC ..................................          132
    106,623      * REDBACK NETWORKS, INC .........................          421
      7,297      * REGISTER.COM, INC .............................           84
      9,114      * RENAISSANCE LEARNING, INC .....................          278
      9,973     e* RESEARCH FRONTIERS, INC .......................          167
     36,604      * RETEK, INC ....................................        1,093
    764,930     e* RF MICRO DEVICES, INC .........................       14,710
     57,366     e* RIVERSTONE NETWORKS, INC ......................          952
     15,079      * ROGERS CORP ...................................          457
     10,894      * ROXIO, INC ....................................          180
     26,850      * RSA SECURITY, INC .............................          469
      5,931      * RUDOLPH TECHNOLOGIES, INC .....................          204
     29,519      * S1 CORP .......................................          478
     18,654      * SABA SOFTWARE, INC ............................           97
     32,500      * SAGA SYSTEMS, INC ESCROW ......................            0
     13,307      * SANCHEZ COMPUTER ASSOCIATES, INC ..............          114
     31,886     e* SANDISK CORP ..................................          459
  2,391,654      * SANMINA-SCI CORP ..............................       47,594
     64,011      * SAPIENT CORP ..................................          494
      8,500      * SATCON TECHNOLOGY CORP ........................           44

      6,313      * SBS TECHNOLOGIES, INC .........................   $       92
      2,373      * SCANSOURCE, INC ...............................          113
    125,340        SCIENTIFIC-ATLANTA, INC .......................        3,001
     15,431      * SEACHANGE INTERNATIONAL, INC ..................          527
     25,390      * SECURE COMPUTING CORP .........................          522
     27,827     e* SEEBEYOND TECHNOLOGY CORP .....................          270
     15,375      * SEMITOOL, INC .................................          177
     50,161      * SEMTECH CORP ..................................        1,790
     12,108      * SERENA SOFTWARE, INC ..........................          263
  1,385,974      * SIEBEL SYSTEMS, INC ...........................       38,780
      6,016      * SIGNALSOFT CORP ...............................           27
     39,348      * SILICON IMAGE, INC ............................          148
      5,891      * SILICON LABORATORIES, INC .....................          199
     61,861      * SILICON STORAGE TECHNOLOGY, INC ...............          596
      5,700      * SILICONIX, INC ................................          156
      4,120      * SIMPLEX SOLUTIONS, INC ........................           68
     10,703      * SIPEX CORP ....................................          138
      8,401      * SIRENZA MICRODEVICES, INC .....................           51
    420,956      * SOLECTRON CORP ................................        4,748
     29,763      * SOMERA COMMUNICATIONS, INC ....................          225
     18,551      * SONICWALL, INC ................................          361
    127,037      * SONUS NETWORKS, INC ...........................          587
     11,895      * SPECTRALINK CORP ..............................          204
     16,548      * SPEECHWORKS INTERNATIONAL, INC ................          186
      4,900      * SPSS, INC .....................................           87
     57,738     e* STARBASE CORP .................................           39
     28,203      * STARMEDIA NETWORK, INC ........................           11
    894,300      e STMICROELECTRONICS NV (NEW YORK SHS) ..........       28,322
     40,288      * STORAGE TECHNOLOGY CORP .......................          833
     46,059      * STORAGENETWORKS, INC ..........................          285
     48,628      * STRATOS LIGHTWAVE, INC ........................          299
  5,959,178      * SUN MICROSYSTEMS, INC .........................       73,298
    226,096      * SUNGARD DATA SYSTEMS, INC .....................        6,541
      6,055      * SUNRISE TELECOM, INC ..........................           24
      3,583      * SUPERTEX, INC .................................           63
      6,264      * SUPPORT.COM, INC ..............................           39
        482     e* SUREBEAM CORP (CLASS A) .......................            5
     68,239      * SYBASE, INC ...................................        1,075
     47,836      * SYCAMORE NETWORKS, INC ........................          256
      4,681      * SYKES ENTERPRISES, INC ........................           44
     57,660      * SYMANTEC CORP .................................        3,825
    186,274        SYMBOL TECHNOLOGIES, INC ......................        2,958
     20,583      * SYMMETRICOM, INC ..............................          157
     47,994     e* SYNOPSYS, INC .................................        2,835
      3,017      * SYNPLICITY, INC ...............................           41
      4,949      * SYNTEL, INC ...................................           64
     11,956      * SYSTEMS & COMPUTER TECHNOLOGY CORP ............          124
    808,000     e* TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD
                     (SPON ADR) ..................................       13,873
     25,712     e* TAKE-TWO INTERACTIVE SOFTWARE, INC ............          416
      8,600      * TECH DATA CORP ................................          372
     21,748        TECHNITROL, INC ...............................          601
     38,747      * TEKELEC .......................................          702
    335,823      * TELLABS, INC ..................................        5,024
      4,894      * TELLIUM, INC ..................................           30
    145,720      * TERADYNE, INC .................................        4,392
  2,388,852        TEXAS INSTRUMENTS, INC ........................       66,888
     10,495      * THERMA-WAVE, INC ..............................          157
     13,052      * THREE-FIVE SYSTEMS, INC .......................          208
     40,157      * TIBCO SOFTWARE, INC ...........................          600
     45,940     e* TITAN CORP ....................................        1,146
      9,320     e* TIVO, INC .....................................           61
     11,213      * TOLLGRADE COMMUNICATIONS, INC .................          374
     28,815        TOTAL SYSTEM SERVICES, INC ....................          610
     17,532      * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A) .          215


                        SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 73

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           ----------
TECHNOLOGY--(CONTINUED)
     62,323      * TRANSMETA CORP ................................   $      143
     69,453      * TRANSWITCH CORP ...............................          313
     22,189      * TRIMBLE NAVIGATION LTD ........................          360
      4,276      * TRIPATH TECHNOLOGY, INC .......................            7
    104,523      * TRIQUINT SEMICONDUCTOR, INC ...................        1,281
     20,907      * TRIZETTO GROUP, INC ...........................          274
      5,325      * TTM TECHNOLOGIES, INC .........................           54
      4,831      * TURNSTONE SYSTEMS, INC ........................           19
     15,200     b* U.S. WIRELESS CORP ............................            0
      1,831      * UCAR INTERNATIONAL, INC .......................           20
      5,985      * ULTICOM, INC ..................................           60
      7,780      * ULTIMATE ELECTRONICS, INC .....................          233
      3,774      * ULTRATECH STEPPER, INC ........................           62
     16,914      * UNISYS CORP ...................................          212
      6,074        UNITED INDUSTRIAL CORP ........................          102
     21,349      * UNIVERSAL ACCESS GLOBAL HOLDINGS, INC .........          100
     14,643      * UNIVERSAL DISPLAY CORP ........................          133
     32,457      * USINTERNETWORKING, INC ........................            6
     26,111      * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC           903
     22,576      * VEECO INSTRUMENTS, INC ........................          814
    191,634      * VERISIGN, INC .................................        7,290
  1,499,684      * VERITAS SOFTWARE CORP .........................       67,231
     30,555      * VERITY, INC ...................................          619
     65,624      * VERTICALNET, INC ..............................           92
     32,890      * VIASYSTEMS GROUP, INC .........................           21
     21,278      * VICOR CORP ....................................          345
     33,114      * VIEWPOINT CORP ................................          226
     91,524      * VIGNETTE CORP .................................          491
      4,166      * VIRAGE LOGIC CORP .............................           80
     16,403      * VISHAY INTERTECHNOLOGY, INC ...................          320
     22,413      * VISUAL NETWORKS, INC ..........................          104
    145,253      * VITESSE SEMICONDUCTOR CORP ....................        1,808
     59,210      * VITRIA TECHNOLOGY, INC ........................          378
     11,098      * WATCHGUARD TECHNOLOGIES, INC ..................           72
     48,998      * WAVE SYSTEMS CORP (CLASS A) ...................          110
      8,877      * WEBEX COMMUNICATIONS, INC .....................          221
     16,504      * WEBMETHODS, INC ...............................          277
     12,076      * WEBSENSE, INC .................................          387
     16,523      * WESCO INTERNATIONAL, INC ......................           82
    113,332      * WESTERN DIGITAL CORP ..........................          711
     13,910      * WESTERN MULTIPLEX CORP (CLASS A) ..............           75
      2,058      * WILSON GREATBATCH TECHNOLOGIES, INC ...........           74
     52,261      * WIND RIVER SYSTEMS, INC .......................          936
     11,122      * WIRELESS FACILITIES, INC ......................           75
      4,479      * WITNESS SYSTEMS, INC ..........................           60
      4,904      * WJ COMMUNICATIONS, INC ........................           18
      2,222        WOODHEAD INDUSTRIES, INC ......................           35
     13,431      * XICOR, INC ....................................          149
  1,131,415      * XILINX, INC ...................................       44,182
     35,359     e* XYBERNAUT CORP ................................           84
    272,485      * YAHOO!, INC ...................................        4,834
     20,272      * ZEBRA TECHNOLOGIES CORP (CLASS A) .............        1,125
        270     f* ZEBRA TECHNOLOGIES CORP (CLASS B) .............           15
      7,351     e* ZIXIT CORP ....................................           37
     12,961      * ZYGO CORP .....................................          206
                                                                     ----------
                   TOTAL TECHNOLOGY                                   3,352,141
                                                                     ----------
TRANSPORTATION--0.20%
     34,841      * AIRTRAN HOLDINGS, INC .........................          230
     34,209      * ATLANTIC COAST AIRLINES HOLDINGS, INC .........          797
      1,942      * ATLAS AIR WORLDWIDE HOLDINGS, INC .............           28
     14,415      * BE AEROSPACE, INC .............................          132
     55,942        C.H. ROBINSON WORLDWIDE, INC ..................        1,618
        523      * COVENANT TRANSPORT, INC (CLASS A) .............            8
     21,709      * EGL, INC ......................................          303

     39,221        EXPEDITORS INTERNATIONAL OF WASHINGTON, INC ...   $    2,234
        432        FLORIDA EAST COAST INDUSTRIES, INC (CLASS A)...           10
     13,535      * FORWARD AIR CORP ..............................          459
     27,201      * FRONTIER AIRLINES, INC ........................          462
      3,923      * HEARTLAND EXPRESS, INC ........................          109
     18,699      * KNIGHT TRANSPORTATION, INC ....................          351
      8,350      * LANDSTAR SYSTEM, INC ..........................          606
     17,806      * MESA AIR GROUP, INC ...........................          134
     17,723      * NORTHWEST AIRLINES CORP .......................          278
      7,464     e* RAILAMERICA, INC .............................          108
    107,129      * SABRE HOLDINGS CORP ...........................        4,537
     32,429        SKYWEST, INC ..................................          825
     25,537      * SWIFT TRANSPORTATION CO, INC ..................          549
     15,653     e* U.S. AIRWAYS GROUP, INC .......................           99
    145,019        UNITED PARCEL SERVICE, INC (CLASS B) ..........        7,904
                                                                     ----------
                   TOTAL TRANSPORTATION                                  21,781
                                                                     ----------
UTILITIES--2.30%
     39,206      * A T & T LATIN AMERICA CORP (CLASS A) ..........           46
  1,735,502      * A T & T WIRELESS SERVICES, INC ................       24,939
    348,184      * AES CORP ......................................        5,693
     10,162      * AIRGATE PCS, INC ..............................          463
     29,451      * ALAMOSA HOLDINGS, INC .........................          351
     58,983      * ALLEGIANCE TELECOM, INC .......................          489
    912,744      * AMERICAN TOWER CORP (CLASS A) .................        8,644
      1,380      * AQUILA, INC ...................................           24
    101,032     b* ARCH WIRELESS, INC ............................            1
      3,700        BLACK HILLS CORP ..............................          125
    248,504      * CALPINE CORP ..................................        4,172
      5,455      * CENTENNIAL COMMUNICATIONS CORP ................           56
      8,634      * CHILES OFFSHORE, INC ..........................          172
    104,694      * CITIZENS COMMUNICATIONS CO ....................        1,116
      9,346      * COMMONWEALTH TELEPHONE ENTERPRISES, INC .......          425
     14,917        CONNECTICUT WATER SERVICE, INC ................          441
     68,388      * CROWN CASTLE INTERNATIONAL CORP ...............          730
     11,846      * DOBSON COMMUNICATIONS CORP (CLASS A) ..........          101
        988        DOMINION RESOURCES, INC .......................           59
    181,382        DYNEGY, INC (CLASS A) .........................        4,625
     95,766        EL PASO CORP ..................................        4,272
        310        ENERGEN CORP ..................................            8
    272,583    b,e ENRON CORP ....................................          164
     14,264      * FOCAL COMMUNICATIONS CORP .....................            9
      2,245      * FOCAL COMMUNICATIONS CORP WTS 12/14/07 ........            0
     20,938      * GENERAL COMMUNICATION, INC (CLASS A) ..........          179
      9,900     b* GEOTEK COMMUNICATIONS, INC ....................            0
      6,433        HICKORY TECH CORP .............................          109
          1      * IDT CORP ......................................            0
      5,300      * IDT CORP (CLASS B) ............................           88
      2,540      * IMPSAT FIBER NETWORKS, INC ....................            0
     43,417     e* ITC DELTACOM, INC .............................           38
     18,797        KINDER MORGAN, INC ............................        1,047
     19,989     e* L-3 COMMUNICATIONS HOLDINGS, INC ..............        1,799
     27,186     e* LEAP WIRELESS INTERNATIONAL, INC ..............          570
    114,212     e* LEVEL 3 COMMUNICATIONS, INC ...................          571
      9,423        MADISON GAS & ELECTRIC CO .....................          249
      8,594        MIDDLESEX WATER CO ............................          292
    203,106      * MIRANT CORP ...................................        3,254
     12,432      * MONTANA POWER CO ..............................           71
      1,187      * NATCO GROUP, INC (CLASS A) ....................            8
     16,529      * NEWPOWER HOLDINGS, INC ........................           12
    443,608      * NEXTEL COMMUNICATIONS, INC (CLASS A) ..........        4,862
     12,997      * NEXTEL PARTNERS, INC (CLASS A) ................          156
     14,239        NORTH PITTSBURGH SYSTEMS, INC .................          263
     33,797      * NRG ENERGY, INC ...............................          524
      7,349      * NTELOS, INC ...................................          114
      4,306      * OIL STATES INTERNATIONAL, INC .................           39


                       SEE NOTES TO FINANCIAL STATEMENTS

74 COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

          STATEMENT OF INVESTMENTS - GROWTH ACCOUNT - DECEMBER 31, 2001
--------------------------------------------------------------------------------

SHARES                                                               VALUE (000)
---------                                                            -----------
UTILITIES--(CONTINUED)
      2,899      * OMNISKY CORP ..................................   $        0
     21,640      * ORION POWER HOLDINGS ..........................          565
      4,281        OTTER TAIL CORP ...............................          125
     22,753     e* PETROQUEST ENERGY, INC ........................          121
      5,073      * PINNACLE HOLDINGS, INC ........................            2
     43,384      * PRICE COMMUNICATIONS CORP .....................          828
      5,321      * QUICKSILVER RESOURCES, INC ....................          101
    494,205        QWEST COMMUNICATIONS INTERNATIONAL, INC .......        6,983
      6,865      * RURAL CELLULAR CORP (CLASS A) .................          153
     32,087      * SBA COMMUNICATIONS CORP .......................          418
    610,081        SBC COMMUNICATIONS, INC .......................       23,897
      5,743      * SOUTHWESTERN ENERGY CO ........................           60
     30,966     e* SPECTRASITE HOLDINGS, INC .....................          111
  5,529,989     e* SPRINT CORP (PCS GROUP) .......................      134,987
     19,855      * TELECORP PCS, INC (CLASS A) ...................          248
     21,686        TELEPHONE & DATA SYSTEMS, INC .................        1,946
     49,046     e* TIME WARNER TELECOM, INC (CLASS A) ............          868
     29,837      * TRITON PCS HOLDINGS, INC (CLASS A) ............          876
      3,198      * U.S. CELLULAR CORP ............................          145
     11,648      * U.S. UNWIRED, INC (CLASS A) ...................          119
     19,402      * UBIQUITEL, INC ................................          144
      7,124      e UGI CORP ......................................          215
        874      * VAST SOLUTIONS, INC (CLASS B1) ................            0
        874      * VAST SOLUTIONS, INC (CLASS B2) ................            0
        874      * VAST SOLUTIONS, INC (CLASS B3) ................            0
     12,140      * WEST CORP .....................................          303
     13,207        WESTERN GAS RESOURCES, INC ....................          427
     49,821      * WESTERN WIRELESS CORP (CLASS A) ...............        1,407
     38,518        WILLIAMS COS, INC .............................          983
     54,943        WORLDCOM, INC (MCI GROUP) .....................          698
    236,265     e* XO COMMUNICATIONS, INC (CLASS A) ..............           23
                                                                     ----------
                   TOTAL UTILITIES                                      248,123
                                                                     ----------
                   TOTAL COMMON STOCK
                   (COST $12,160,262)                                10,695,543
                                                                     ----------

PRINCIPAL
----------
SHORT TERM INVESTMENTS--4.11%
  U.S. GOVERNMENT AND AGENCIES--4.11%
             FEDERAL HOME LOAN BANK (FHLB)
$ 9,710,000    d 1.700%, 01/04/02 ................................        9,708
 50,000,000      1.750%, 01/09/02 ................................       49,978
 50,000,000      1.660%, 02/06/02 ................................       49,911


             FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$15,500,000      1.480%, 01/02/02 ................................   $   15,498
 23,500,00     d 1.810%, 01/02/02 ................................       23,498
 16,000,000      1.750%, 01/15/02 ................................       15,988
 50,000,000      1.670%, 01/18/02 ................................       49,956
 24,650,000      1.740%, 02/12/02 ................................       24,599
 30,000,000    d 1.670%, 02/28/02 ................................       29,915
  9,200,000      1.660%, 03/20/02 ................................        9,165
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 62,800,000      1.440%, 01/02/02 ................................       62,794
  4,300,000      1.500%, 01/02/02 ................................        4,300
 47,000,000      1.730%, 01/30/02 ................................       46,932
 40,000,000      1.700%, 03/07/02 ................................       39,873
 10,300,000      1.700%, 03/14/02 ................................       10,264
                                                                     ----------
                 TOTAL U.S. GOVERNMENT AND AGENCIES                     442,379
                                                                     ----------

                 TOTAL SHORT TERM INVESTMENTS
                 (COST $442,411)                                        442,379
                                                                     ----------

                 TOTAL PORTFOLIO--103.37%
                 (COST $12,602,867)                                  11,138,092

                 OTHER ASSETS & LIABILITIES, NET--(3.37)%              (363,108)
                                                                     ----------

                 NET ASSETS--100.00%                                $10,774,984
                                                                     ==========

------
*  Non-income producing

b  In bankruptcy

d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

e  All or a portion of these securities are out on loan.

f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2001, the value of these securities amounted to $14,988 or 0.00% of net assets.

Additional information on each restricted security is as follows:

SECURITY                 ACQUISITION DATE         ACQUISITION COST
-------------         -----------------------  -----------------------
ZEBRA TECHNOLOGIES CORP
  (CLASS B)                  10/29/98                  $8,133
                                                      ========


   TRANSACTION WITH AFFILIATED COMPANIES--JANUARY 1, 2001 - DECEMBER 31, 2001
--------------------------------------------------------------------------------

                        VALUE AT        PURCHASE                      REALIZED    DIVIDEND      SHARES AT          VALUE AT
ISSUE              DECEMBER 31, 2000      COST        PROCEEDS        GAIN(LOSS)   INCOME    DECEMBER 31,2001  DECEMBER 31,2001
-------            ------------------   ---------    -----------     ----------   --------  -----------------  ----------------
GUILFORD PHARMA-
  CEUTICALS, INC      $23,380,200          --         $5,065,517     $(1,232,156)    --            --                   *
           -          -----------                     ----------     -----------
TOTAL AFFILIATED
  TRANSACTIONS        $23,380,200                     $5,065,517     $(1,232,156)
                      ===========                     ==========     ===========




-------

*  Not an affiliate as of December 31, 2001


 SEE NOTES TO FINANCIAL STATEMENTS

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 75

REPORT OF MANAGEMENT RESPONSIBILITY

   TO THE PARTICIPANTS OF COLLEGE RETIREMENT EQUITIES FUND:

   The accompanying financial statements of the Stock, Global Equities and Growth Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States, and have been presented fairly and objectively in accordance with such principles.

   CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

   The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF's policy that any non-audit services be obtained from a firm other than the external financial audit firm. For the periods covered by these financial statements, CREF did not engage Ernst & Young LLP for any management advisory or consulting services. The independent auditors' report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

   The Audit Committee of the CREF Board of Trustees, consisting entirely of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls, and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts' operations.

   /s/ John H. Biggs                             /s/ Richard L. Gibbs

   Chairman, President and                       Executive Vice President and
   Chief Executive Officer                       Principal Accounting Officer
-------------------------------------------------------------------------------

REPORT OF THE AUDIT COMMITTEE

   TO THE PARTICIPANTS OF COLLEGE RETIREMENT EQUITIES FUND:

   The Audit Committee oversees the financial reporting process of the Stock, Global Equities and Growth Accounts of College Retirement Equities Fund
   ("CREF") on behalf of CREF's Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

   Management has the primary responsibility for CREF's financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the formal evaluation be later than between their fifth and tenth years of service.

   The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the rea sonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

   The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and CREF, and has received a written disclosure regarding such independence, as required by the Indepen-dence Standards Board.

   Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

   Maceo K. Sloan, Audit Committee Chair
   Martin J. Gruber, Audit Committee Member
   Nestor V. Santiago, Audit Committee Member
   David K. Storrs, Audit Committee Member

   February 12, 2002

76     COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES


------------------------------------------------------------------------------------------------------------------
   December 31, 2001                                                     Stock       Global Equities     Growth
   (amounts in thousands, except amounts per accumulation unit)         Account          Account         Account
------------------------------------------------------------------------------------------------------------------
ASSETS

Portfolio investments, at cost                                        $ 80,437,435   $  7,171,898    $ 12,602,867
Net unrealized appreciation (depreciation) of portfolio investments     19,757,205       (395,108)     (1,464,775)
                                                                      ------------   ------------    ------------
Portfolio investments, at value                                        100,194,640      6,776,790      11,138,092
Cash                                                                        41,703         11,596           6,982
Dividends and interest receivable                                          109,659          6,293           8,760
Receivable from securities transactions                                    176,120          7,551          20,264
Amounts due from TIAA                                                        9,569          4,369           8,411
                                                                      ------------   ------------    ------------
   Total Assets                                                        100,531,691      6,806,599      11,182,509
                                                                      ------------   ------------    ------------
LIABILITIES

Deposits for securities loaned--Note 3                                   1,249,445         82,823         363,701
Payable for securities transactions                                        120,225          9,751          43,824
                                                                      ------------   ------------    ------------
   Total Liabilities                                                     1,369,670         92,574         407,525
                                                                      ------------   ------------    ------------
NET ASSETS
Accumulation Fund                                                       82,701,053      6,497,309      10,503,827
Annuity Fund                                                            16,460,968        216,716         271,157
                                                                      ------------   ------------    ------------
   Total Net Assets                                                   $ 99,162,021   $  6,714,025    $ 10,774,984
                                                                      ============   ============    ============
ACCUMULATION UNITS OUTSTANDING--Notes 4 and 5                              508,889         99,558         171,149
                                                                      ============   ============    ============
NET ASSET VALUE PER ACCUMULATION UNIT--Note 4                         $     162.51   $      65.26    $      61.37
                                                                      ============   ============    ============


Statements of Operations

----------------------------------------------------------------------------------------------------------
   Year Ended December 31, 2001                                  Stock        Global Equities     Growth
   (amounts in thousands)                                        Account          Account         Account
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Interest                                                   $     52,239    $      8,009    $      3,627
   Dividends                                                     1,455,970          92,556          63,047
                                                              ------------    ------------    ------------
   Total Income                                                  1,508,209         100,565          66,674
                                                              ------------    ------------    ------------
Expenses--Note 2:
   Investment                                                      112,453          11,012          13,544
   Operating                                                       317,275          21,659          34,399
   Interest                                                             69            --              --
                                                              ------------    ------------    ------------
   Total Expenses                                                  429,797          32,671          47,943
                                                              ------------    ------------    ------------
INVESTMENT INCOME--NET                                           1,078,412          67,894          18,731
                                                              ------------    ------------    ------------
REALIZED AND UNREALIZED LOSS
   ON TOTAL INVESTMENTS--Note 3
Net realized gain (loss) on:

   Portfolio investments                                         1,393,205      (1,061,737)     (2,363,961)
   Futures transactions                                            (78,374)        (32,153)         (5,991)
   Foreign currency transactions                                   (23,951)           (176)             46
                                                              ------------    ------------    ------------
   Net Realized Gain (Loss) on Total Investments                 1,290,880      (1,094,066)     (2,369,906)
                                                              ------------    ------------    ------------
Net change in unrealized appreciation (depreciation) on:

   Portfolio investments                                       (18,903,749)       (599,265)       (833,955)
   Futures transactions                                             14,226           3,510             745
   Translation of assets (other than portfolio investments)
      and liabilities denominated in foreign currencies               (253)           (336)           --
                                                              ------------    ------------    ------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      ON TOTAL INVESTMENTS                                     (18,889,776)       (596,091)       (833,210)
                                                              ------------    ------------    ------------
   NET REALIZED AND UNREALIZED LOSS ON TOTAL INVESTMENTS       (17,598,896)     (1,690,157)     (3,203,116)
                                                              ------------    ------------    ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(16,520,484)   $ (1,622,263)   $ (3,184,385)
                                                              ============    ============    ============

See notes to financial statements

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 77

STATEMENTS OF CASH FLOWS

-----------------------------------------------------------------------------------------------------------------------------------
   Year Ended December 31, 2001                                                        Stock          Global Equities     Growth
   (amounts in thousands)                                                              Account            Account         Account
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net decrease in net assets resulting from operations                              $(16,520,484)   $ (1,622,263)   $ (3,184,385)
   Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
         Proceeds from sales of long-term securities                                   33,540,268       7,813,476       4,952,196
         Purchases of long-term securities                                            (30,833,650)     (7,996,866)     (5,276,848)
         Purchases of short-term investments--net                                         607,028         205,335        (360,039)
         Decrease (increase) in receivables                                                 8,691           2,197            (460)
         Increase (decrease) in payables                                                 (491,133)        (71,129)        362,701
         Net realized (gain) loss on total investments                                 (1,290,880)      1,094,066       2,369,906
         Net change in unrealized (appreciation) depreciation on total investments     18,889,776         596,091         833,210
                                                                                     ------------    ------------    ------------
   Net Cash Provided by (Used in) Operating Activities                                  3,909,616          20,907        (303,719)
                                                                                     ------------    ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Premiums                                                                             2,831,575         687,993       1,376,785
   Net transfers to TIAA                                                               (1,076,412)        (58,887)        (66,101)
   Net transfers to other CREF Accounts                                                (1,640,682)       (468,246)       (694,179)
   Annuity payments                                                                    (2,107,277)        (34,276)        (48,021)
   Withdrawals and death benefits                                                      (1,971,694)       (153,983)       (257,802)
                                                                                     ------------    ------------    ------------
   Net Cash Provided by (Used in) Financing Activities                                 (3,964,490)        (27,399)        310,682
                                                                                     ------------    ------------    ------------
Increase (Decrease) in Cash                                                               (54,874)         (6,492)          6,963

CASH
   Beginning of year                                                                       96,577          18,088              19
                                                                                     ------------    ------------    ------------
   End of year                                                                       $     41,703    $     11,596    $      6,982
                                                                                     ============    ============    ============


STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------
                                                               Stock Account       Global Equities Account      Growth Account
                                                        ------------------------  -------------------------   ---------------------
   Years Ended December 31, (amounts in thousands)           2001        2000         2001        2000        2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Investment income--net                                  $ 1,078,412   $ 1,190,695    $ 67,894    $ 63,467     $ 18,731    $ 29,300
Net realized gain (loss) on total investments             1,290,880    10,172,617  (1,094,066)    907,782   (2,369,906)    885,862
Net change in unrealized appreciation (depreciation)
   on total investments                                 (18,889,776)  (22,458,844)   (596,091) (2,577,950)    (833,210) (4,569,910)
                                                        ------------  ------------ ----------- ----------   ----------- -----------
   Net Decrease in Net Assets Resulting from Operations (16,520,484)  (11,095,532) (1,622,263) (1,606,701)  (3,184,385) (3,654,748)
                                                        ------------  ------------ ----------- ----------   ----------- -----------
 FROM PARTICIPANT TRANSACTIONS
Premiums                                                  2,831,575     2,948,528     687,993     767,263    1,376,785   1,553,417
                                                        ------------  ------------ ----------- ----------   ----------- -----------
Disbursements and transfers:
   Net transfers to (from) TIAA                           1,076,412       605,550      58,887     (37,262)      66,101    (183,242)
   Net transfers to (from) other CREF Accounts            1,640,682     2,457,780     468,246    (458,246)     694,179  (2,500,825)
   Annuity payments                                       2,107,277     2,409,192      34,276      42,466       48,021      63,723
   Withdrawals and death benefits                         1,971,694     2,466,820     153,983     223,356      257,802     440,797
                                                        ------------  ------------ ----------- ----------   ----------- -----------
   Total Disbursements and Transfers, Net                 6,796,065     7,939,342     715,392    (229,686)   1,066,103  (2,179,547)
                                                        ------------  ------------ ----------- ----------   ----------- -----------
   Net Increase (Decrease) in Net Assets Resulting from
      Participant Transactions                           (3,964,490)   (4,990,814)    (27,399)    996,949      310,682   3,732,964
                                                        ------------  ------------ ----------- ----------   ----------- -----------
 Net Increase (Decrease) in Net Assets                  (20,484,974)  (16,086,346) (1,649,662)   (609,752)  (2,873,703)     78,216
NET ASSETS
   Beginning of year                                    119,646,995   135,733,341   8,363,687   8,973,439   13,648,687  13,570,471
                                                        ------------  ------------ ----------- ----------   ----------- -----------
   End of year                                         $ 99,162,021  $119,646,995  $6,714,025  $8,363,687  $10,774,984 $13,648,687
                                                       ============  ============  ==========  ==========  =========== ===========

See notes to financial statements

78  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The purpose of College Retirement Equities Fund ("CREF"), as stated in its charter, is to aid and strengthen nonprofit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Stock, Global Equities and Growth Accounts. The financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

VALUATION OF INVESTMENTS. Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the Nasdaq National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

CHANGE IN ACCOUNTING POLICY. As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing all discounts and premiums on debt securities. Prior to January 1, 2001, the Accounts did not amortize premiums or discounts on fixed income securities with over 60 days to maturity. On January 1, 2001, the Accounts recorded a cumulative adjustment to reflect the amortization of premiums and discounts on existing fixed income securities. The adjustment for the Stock Account totaling $471,238 increased investment cost, thereby reducing unrealized appreciation but had no impact on total net assets. The adjustment for the Global Equities Account totaling $3,468 decreased investment cost, thereby decreasing unrealized depreciation but had no impact on total net assets. The adjustment for the Growth Account totaling $618 decreased investment cost, thereby decreasing unrealized depreciation but had no impact on total net assets.

For the Stock Account, the effect of this change for the year ended December 31, 2001 was to increase net investment income by $3,158,324, decrease unrealized loss by $383,682 and decrease realized gain by $3,542,006. For the Global Equities Account, the effect of this change for the year ended December 31, 2001 was to increase net investment income by $143,475, decrease unrealized loss by $2,245 and increase realized loss by $145,720. For the Growth Account, the effect of this change for the year ended December 31, 2001 was to decrease net investment income by $306,502, decrease unrealized loss by $264 and decrease realized loss by $306,238. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS. The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES LENDING. The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is collateral-

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 79

--------------------------------------------------------------------------------

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)
--------------------------------------------------------------------------------
ized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

FUTURES CONTRACTS. The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES. Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

NOTE 2--MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------
Investment advisory services for the CREF Accounts are provided by TIAA-CREF Investment Management, LLC("Investment Management") in accordance with an Investment Management Services Agreement with CREF. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization of CREF.

Administrative services for the CREF Accounts and distribution functions for CREF's certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. ("Services") in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

NOTE 3--INVESTMENTS
--------------------------------------------------------------------------------
At December 31, 2001, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

--------------------------------------------------------------------------------
                                  Stock        Global Equities      Growth
                                 Account           Account          Account
--------------------------------------------------------------------------------
Market value of
   securities loaned         $1,061,526,097      $76,384,583     $354,253,109
Cash collateral               1,249,444,739       82,822,756      363,700,900

At December 31, 2001, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

--------------------------------------------------------------------------------
                            Gross               Gross           Net Unrealized
                         Unrealized          Unrealized          Appreciation
                       Appreciation of     Depreciation of      (Depreciation)
                          Portfolio           Portfolio          of Portfolio
                         Investments         Investments          Investments
--------------------------------------------------------------------------------
Stock Account         $29,539,343,289      $9,782,138,088      $19,757,205,201
Global Equities
   Account                375,754,499         770,862,764         (395,108,265)
Growth Account            793,572,186       2,258,347,361       (1,464,775,175)

At December 31, 2001, the Stock, Global Equities and Growth Accounts held 1,466, 135 and 181 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in March 2002, with a value of $421,181,800, $38,785,500 and $52,001,300, respectively, and an unrealized loss of $3,850,917, $5,459 and $7,320, respectively.

80 COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

--------------------------------------------------------------------------------


NOTE 3--INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
Companies in which the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. Information regarding transactions with affiliated companies is as follows:

--------------------------------------------------------------------------------
                                 Stock       Global Equities       Growth
                                Account         Account           Account
--------------------------------------------------------------------------------
Value of affiliated
   companies at
   December 31, 2001:        $164,328,201      $       --        $       --
For the year ended
   December 31, 2001:
   Dividend income              1,359,302              --                --
   Realized gain (loss)          (625,648)      7,572,110        (1,232,156)

Purchases and sales of portfolio securities for the Accounts for the year ended December 31, 2001, other than short-term money market instruments, were as follows:

--------------------------------------------------------------------------------
                          Stock          Global Equities          Growth
                         Account             Account              Account
--------------------------------------------------------------------------------
Purchases:
   Unaffiliated
      companies       $30,607,516,338      $7,909,729,889     $5,314,015,366
   Affiliated
      companies            65,614,263          24,927,590                 --
                      ---------------      --------------     --------------
Total Purchases       $30,673,130,601      $7,934,657,479     $5,314,015,366
                      ===============      ==============     ==============

Sales:
   Unaffiliated
      companies       $33,506,270,309      $7,760,246,974     $4,961,437,531
   Affiliated
      companies             1,053,826          33,125,435          5,065,517
                      ---------------      --------------     --------------
Total Sales           $33,507,324,135      $7,793,372,409     $4,966,503,048
                      ===============      ==============     ==============


NOTE 4--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
Selected condensed financial information for an Accumulation Unit of each Account is presented below.

--------------------------------------------------------------------------------------------------------------------------
                                                                                STOCK ACCOUNT
                                                --------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
  For the Years Ended December 31,                   2001             2000          1999         1998        1997
--------------------------------------------------------------------------------------------------------------------------
PER ACCUMULATION UNIT DATA:
 Investment income                                   $2.432           $2.472        $2.567       $2.381       $2.317
 Expenses                                              .693             .626          .607         .521         .387
                                                 ----------------------------------------------------------------------
 Investment income--net                               1.739(a)         1.846         1.960        1.860        1.930
 Net realized and unrealized gain (loss)
    on total investments                            (27.951)(a)      (19.231)       34.478       29.795       26.864
                                                 ----------------------------------------------------------------------

 Net increase (decrease) in
    Accumulation Unit Value                         (26.212)         (17.385)       36.438       31.655       28.794
 Accumulation Unit Value:
    Beginning of year                               188.725          206.110       169.672      138.017      109.223
                                                 ----------------------------------------------------------------------
    End of year                                    $162.513         $188.725      $206.110     $169.672     $138.017
                                                 ======================================================================

TOTAL RETURN                                        (13.89%)          (8.43%)       21.48%       22.94%       26.36%
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                             0.41%            0.31%         0.33%        0.34%        0.31%
 Investment income--net                               1.03%(a)         0.91%         1.07%        1.23%        1.55%
PORTFOLIO TURNOVER RATE                              29.41%           32.65%        29.26%       34.63%       23.25%
THOUSANDS OF ACCUMULATION UNITS
 OUTSTANDING AT END OF YEAR                        508,889          525,111       543,589      565,999      597,531


(a) As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Stock Account, the effect of this change for the year ended December 31, 2001 was to increase investment income-net per Accumulation Unit by $.006, and increase net realized and unrealized loss per Accumulation Unit by $.006. For the ratio of average net assets to investment income-net there was no effect for the Stock Account for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                         2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND  81

--------------------------------------------------------------------------------


NOTE 4--CONDENSED FINANCIAL INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                      GLOBAL EQUITIES ACCOUNT
                                               ------------------------------------------------------------------

For the Years Ended December 31,                    2001          2000         1999         1998        1997
-----------------------------------------------------------------------------------------------------------------
Per Accumulation Unit data:
 Investment income                                  $.985           $.946       $.959       $.902       $.848
 Expenses                                            .320            .325        .300        .268        .205
                                               ------------------------------------------------------------------
 Investment income--net                              .665(b)         .621        .659        .634        .643
 Net realized and unrealized gain (loss)
    on total investments                          (16.493)(b)     (16.281)     24.976      10.508       8.650

                                               -----------------------------------------------------------------
 Net increase (decrease) in
    Accumulation Unit Value                       (15.828)        (15.660)     25.635      11.142       9.293
 Accumulation Unit Value:
    Beginning of year                              81.090          96.750      71.115      59.973      50.680
                                               -----------------------------------------------------------------
    End of year                                   $65.262         $81.090     $96.750     $71.115     $59.973
                                               =================================================================

Total return                                      (19.52%)        (16.19%)     36.05%      18.58%      18.34%
Ratios to Average Net Assets:
 Expenses                                           0.46%           0.35%       0.39%       0.41%       0.38%
 Investment income--net                             0.95%(b)        0.68%       0.85%       0.97%       1.19%
Portfolio turnover rate                           111.91%          98.06%      81.30%     103.31%      98.70%
Thousands of Accumulation Units
 outstanding at end of year                       99,558          99,622      89,492      81,825      84,645


-----------------------------------------------------------------------------------------------------------------
                                                                        GROWTH ACCOUNT
                                            ---------------------------------------------------------------------

  For the Years Ended December 31,              2001           2000          1999          1998           1997
-----------------------------------------------------------------------------------------------------------------
Per Accumulation Unit data:
 Investment income                              $.387          $.509         $.592        $.482          $.527
 Expenses                                        .278           .320          .278         .244           .155
                                            ---------------------------------------------------------------------
 Investment income--net                          .109(b)        .189          .314         .238           .372
 Net realized and unrealized gain (loss)
    on total investments                      (18.345)(b)    (20.788)       24.276       18.475         12.219
                                            ---------------------------------------------------------------------
 Net increase (decrease) in
    Accumulation Unit Value                   (18.236)       (20.599)       24.590       18.713         12.591
 Accumulation Unit Value:
    Beginning of year                          79.608        100.207        75.617       56.904         44.313
                                            ---------------------------------------------------------------------
    End of year                               $61.372        $79.608      $100.207      $75.617        $56.904
                                            =====================================================================

Total return                                  (22.91%)       (20.56%)       32.52%       32.89%         28.41%
Ratios to Average Net Assets:
 Expenses                                       0.43%          0.31%         0.34%        0.38%          0.34%
 Investment income--net                         0.17%(b)       0.18%         0.38%        0.37%          0.82%
Portfolio turnover rate                        44.40%         37.18%        69.26%       97.57%         53.27%
Thousands of Accumulation Units
 outstanding at end of year                  171,149        166,751       131,646       98,862         80,370


(b) As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. For the Global Equities Account, the effect of this change for the year ended December 31, 2001 was to increase investment income-net per Accumulation Unit by $.001, and increase net realized and unrealized loss per Accumulation Unit by $.001. For the Growth Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.002, and decrease net realized and unrealized loss per Accumulation Unit by $.002. For the ratio of average net assets to investment income-net, there was no effect for the Global Equities and Growth Accounts for the year ended December 31, 2001.

82  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------



NOTE 5--ACCUMULATION UNITS
--------------------------------------------------------------------------------
Changes in the number of Accumulation Units outstanding were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                        Stock Account         Global Equities Account        Growth Account
                                               -----------------------------  ------------------------   -----------------------
   For the Years Ended December 31,                  2001           2000         2001         2000        2001          2000
--------------------------------------------------------------------------------------------------------------------------------
Accumulation Units:
   Credited for premiums                          16,841,366     14,575,232    9,927,883    8,345,880   21,163,254   15,549,879
   Credited (cancelled) for transfers,
      disbursements and amounts applied to
       the Annuity Fund                          (33,063,363)  (33,053,106)   (9,991,364)   1,783,202  (16,764,739)  19,554,443
   Outstanding:
      Beginning of year                          525,110,841    543,588,715   99,621,556   89,492,474  166,750,519  131,646,197
                                                 -----------    -----------   ----------   ----------  -----------  -----------
      End of year                                508,888,844    525,110,841   99,558,075   99,621,556  171,149,034  166,750,519
                                                 ===========    ===========   ==========   ==========  ===========  ===========

NOTE 6--LINE OF CREDIT
--------------------------------------------------------------------------------
The Accounts participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing.

During the year ended December 31, 2001, the Stock Account borrowed under this facility. The average daily loan balance during the four day period for which the loan was outstanding amounted to $116 million and the weighted average interest rate was 5.36%. The related interest expense was $69,364. For the year ended December 31, 2001, there were no other borrowings under this credit facility by the Accounts.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

TO THE PARTICIPANTS AND BOARD OF TRUSTEES OF COLLEGE RETIREMENT EQUITIES FUND:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Stock, Global Equities and Growth Accounts (three of the Accounts comprising the College Retirement Equities Fund ("CREF")) as of December 31, 2001, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock, Global Equities and Growth Accounts of CREF at December 31, 2001, and the results of their operations and cash flows for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
                                                           ---------------------

New York, New York
February 8, 2002

--------------------------------------------------------------------------------

                          2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND 83

PARTICIPANT VOTING RESULTS



CREF's Annual Meeting was held on November 13, 2001.

The trustees elected to four-year terms at the annual meeting were:

--------------------------------------------------------------------------------
NOMINEE                  VOTES FOR       PERCENT      VOTES WITHHELD  PERCENT
--------------------------------------------------------------------------------

Joyce A. Fecske        30,072,751,584     96.29       1,159,068,343     3.71

Eedes P. Gilbert       30,023,101,673     96.13       1,208,718,254     3.87

Stephen A. Ross        30,466,838,999     97.55         764,980,927     2.45

Maceo K. Sloan         30,335,399,010     97.13         896,420,916     2.87


CREF Participants voted on two participant proposals.

Participant Proposal I: To stop investing in companies supporting gun control.


----------------------------------------------------------------------------------------------------------------------------------
FUND                                    VOTES FOR   PERCENT             VOTES AGAINST   PERCENT         VOTES ABSTAINED   PERCENT
----------------------------------------------------------------------------------------------------------------------------------
OVERALL CREF FUNDS                  3,814,093,936     12.21            26,334,583,301     84.32           1,083,142,690      3.47
==================================================================================================================================

Stock Account                       2,849,136,370     12.30            19,460,913,824     84.05             844,935,445      3.65

Money Market Account                  220,641,183     13.80             1,328,396,036     83.07              50,087,410      3.13

Bond Account                          118,722,158     10.72               957,808,946     86.46              31,279,459      2.82

Social Choice Account                 101,833,555     12.18               716,741,699     85.70              17,760,192      2.12

Global Equities Account               155,438,602     11.20             1,191,109,744     85.85              40,922,048      2.95

Growth Account                        221,596,098     12.04             1,563,298,356     84.93              55,855,885      3.03

Equity Index Account                  107,369,439     11.01               837,308,524     85.84              30,764,414      3.15

Inflation-Linked Bond Account          39,356,530     11.93               279,006,175     84.57              11,537,837      3.50

  Participant Proposal II: To divest CREF's tobacco-related interests.


----------------------------------------------------------------------------------------------------------------------------------
FUND                                     VOTES FOR   PERCENT             VOTES AGAINST   PERCENT         VOTES ABSTAINED   PERCENT
----------------------------------------------------------------------------------------------------------------------------------
OVERALL CREF FUNDS                   7,519,352,789     24.74            21,291,518,160     70.05           1,584,613,536      5.21
==================================================================================================================================

Stock Account                        5,788,814,330     25.00            16,115,273,425     69.60           1,250,897,883      5.40

Money Market Account                   375,967,487     23.51             1,143,456,149     71.51              79,700,993      4.98

Bond Account                           267,449,842     24.14               786,737,832     71.02              53,622,890      4.84

Global Equities Account                330,976,322     23.85               993,127,250     71.58              63,366,823      4.57

Growth Account                         442,253,012     24.02             1,324,926,787     71.98              73,570,540      4.00

Equity Index Account                   237,145,229     24.31               691,038,286     70.84              47,258,862      4.85

Inflation-Linked Bond Account           76,746,567     23.26               236,958,430     71.83              16,195,545      4.91



84 COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH CREF   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
ROBERT H. ATWELL          Trustee          Term expires 2002.     President Emeritus, American       32        Director, Education
447 Bird Key Drive                         Trustee since 1989.    Council on Education, and                    Management Corp. and
Sarasota, FL 34236                                                Senior Consultant to A.T.                    Collegis, Inc.
Age: 70                                                           Kearney, Inc.

------------------------------------------------------------------------------------------------------------------------------------
ELIZABETH E. BAILEY       Trustee          Term expires 2002.     John C. Hower Professor of         32        Director, CSX
The Wharton School                         Trustee since 1986.    Public Policy and Management,                Corporation and
University of Pennsylvania                                        The Wharton School, University               Philip Morris
Suite 3100                                                        of Pennsylvania                              Companies Inc.
Steinberg-Dietrich Hall
Philadelphia, PA 19104-6372
Age: 63

------------------------------------------------------------------------------------------------------------------------------------
JOYCE A. FECSKE           Trustee          Term expires 2005.     Vice President Emeritia, DePaul    32        None
11603 Briarwood Lane                       Trustee since 1993.    University. Formerly, Vice
Burr Ridge, Illinois                                              President for Human Resources,
60525-5173                                                        DePaul University
Age: 54

------------------------------------------------------------------------------------------------------------------------------------
EDES P. GILBERT           Trustee          Term expires 2005.     Acting President, Independent      32        None
Independent Educational                    Trustee since 1989.    Educational Services. Formerly,
Services                                                          Consultant, Independent
49 East 78th Street,                                              Educational Services, and Head,
Suite 4A                                                          The Spence School
New York, NY 10021
Age: 69

------------------------------------------------------------------------------------------------------------------------------------
MARTIN J. GRUBER          Trustee          Term expires 2004.     Nomura Professor of Finance,       32       Director, Deutsche
New York University                        Trustee since 2000.    New York University, Stern                  Asset Management B.T.
Stern School of Business                                          School of Business. Formerly,               Funds, S.G. Cowen
Henry Kaufman Management                                          Chairman, Department of                     Family of Funds, Japan
Education Center                                                  Finance, New York University,               Equity Fund, Inc.,
44 West 4th Street,                                               Stern School of Business, and               Singapore Equity Fund,
Suite 988                                                         Trustee of TIAA                             Inc. and the Thai
New York, NY 10012                                                                                            Equity Fund, Inc.
Age: 64

------------------------------------------------------------------------------------------------------------------------------------
NANCY L. JACOB            Trustee          Term expires 2003.     President and Managing             32       None
Windermere Investment                      Trustee since 1979.    Principal, Windermere
Associates                                                        Investment Associates.
121 S.W. Morrison Street,                                         Formerly, Chairman and Chief
Suite 925                                                         Executive Officer, CTC
Portland, OR 97204                                                Consulting, Inc., and Executive
Age: 58                                                           Vice President, U.S. Trust of
                                                                  the Pacific Northwest

------------------------------------------------------------------------------------------------------------------------------------
MARJORIE FINE KNOWLES     Trustee          Term expires 2004.     Professor of Law, Georgia State    32       None
College of Law                             Trustee since 1983.    University College of Law
Georgia State University
P.O. Box 4037
Atlanta, GA 30302-4037
Age: 62

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN A. ROSS           Trustee          Terms expires 2005.    Franco Modigliani Professor of     32       Director, Freddie Mac
Sloan School of Management                 Trustee since 1981.    Finance and Economics, Sloan                and Co-Chairman,
Massachusetts Institute                                           School of Management,                       Roll & Ross Asset
of Technology                                                     Massachusetts Institute of                  Management Corp.
77 Massachusetts Avenue                                           Technology. Co-chairman, Roll &
Cambridge, MA 02139                                               Ross Asset Management Corp.,
Age: 57                                                           Formerly, Sterling Professor of
                                                                  Economics and Finance, Yale School
                                                                  of Management, Yale University

------------------------------------------------------------------------------------------------------------------------------------
NESTOR V. SANTIAGO        Trustee          Term expires 2002.     Vice President and Chief           32       Director, Bank-Fund
Howard Hughes Medical                      Trustee since 2000.    Investment Officer, Howard                  Credit Union and
Institute                                                         Hughes Medical Institute.                   Emerging Markets
4000 Jones Bridge Road                                            Formerly, Investment Advisor/               Growth Fund, Inc.
Chevy Chase, MD 20815                                             Head of Investment Office,
Age: 52                                                           International Monetary Fund

------------------------------------------------------------------------------------------------------------------------------------
EUGENE C. SIT             Trustee          Term expires 2003.     Chairman, Chief Executive          32       Chairman and Director
Sit Investment                             Trustee since 1991.    Officer, and Chief Investment               of registered
Associates, Inc.                                                  Officer, Sit Investment                     investment companies
4600 Norwest Center                                               Associates, Inc. and Sit/Kim                managed by Sit
90 South Seventh Street                                           International Investment                    Investment Associates,
Minneapolis, MN 55402-4130                                        Associates, Inc.                             Inc.
Age: 63

------------------------------------------------------------------------------------------------------------------------------------

                        2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND   85

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH CREF   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MACEO K. SLOAN            Trustee          Term expires 2005.     Chairman and Chief Executive       32       Director, SCANA
NCM Capital Management                     Trustee since 1991.    Officer, Sloan Financial Group,             Corporation and
Group, Inc.                                                       Inc. and NCM Capital Management             Mechanics and Farmers
103 West Main Street,                                             Group, Inc.                                 Bancorp, Inc.
Suite 400
Durham, NC 27701-3638
Age: 52

------------------------------------------------------------------------------------------------------------------------------------
DAVID K. STORRS           Trustee          Term expires 2002.     President and Chief Executive      32       Director of thirteen
Alternative Investment                     Trustee since 1994.    Officer, Alternative Investment             money market funds
Group, LLC                                                        Group, LLC                                  sponsored by Alliance
65 South Gate Lane                                                                                            Capital Management
Southport, CT 06490
Age: 57

------------------------------------------------------------------------------------------------------------------------------------
ROBERT W. VISHNY          Trustee          Term expires 2004.     Eric J. Gleacher Distinguished     32       None
University of Chicago                      Trustee since 1996.    Service Professor of Finance,
Graduate School of Business                                       University of Chicago, Graduate
1101 East 58th Street                                             School of Business. Founding
Chicago, IL 60637                                                 Partner, LSV Asset Management
Age: 42


INTERESTED TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
JOHN H. BIGGS(1)          Chairman,        Term as Trustee        Chairman, President and Chief      32       Director, The Boeing
TIAA-CREF                 President and    expires 2004. Trustee  Executive Officer of TIAA, CREF,            Company and Ralston
730 Third Avenue          Chief Executive  since 1983. Chairman,  TIAA-CREF Mutual Funds,                     Purina Company
New York, NY 10017-3206   Officer          Executive Officer      TIAA-CREF Institutional Mutual
Age: 65                                    since 1993 and         Funds, TIAA-CREF Life Funds and
                                           President since 1997.  Chairman of the Management
                                           Indefinite term        Committee, President and Chief
                                           as officer.            Executive Officer of TIAA
                                                                  Separate Account VA-1. Trustee
                                                                  of TIAA-CREF Individual &
                                                                  Institutional Services, Inc.
                                                                  (Services). Member of Board of
                                                                  Managers of TIAA-CREF Investment
                                                                  Management LLC (Investment
                                                                  Management). Director of
                                                                  Teachers Personal Investors
                                                                  Services, Inc. (TPIS), Teachers
                                                                  Advisors, Inc. (Advisors) and
                                                                  TIAA-CREF Trust Company, FSB
                                                                  (TIAA-CREF Trust Company)

------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. LEIBOWITZ(1)    Vice Chairman    Term as Trustee        Vice Chairman and Chief            32       None
TIAA-CREF                 and Chief        expires 2003. Trustee  Investment Officer of CREF,
730 Third Avenue          Investment       since 1995. Vice       TIAA-CREF Mutual Funds, TIAA-CREF
New York, NY 10017-3206   Officer          Chairman and Chief     Institutional Mutual Funds,
Age: 65                                    Investment Officer     TIAA-CREF Life Funds and Vice
                                           since 1995.            Chairman of the Management
                                           Indefinite term        Committee and Chief Investment
                                           as officer.            Officer of TIAA Separate Account
                                                                  VA-1 (these funds are
                                                                  collectively referred to as the
                                                                  TIAA-CREF Funds). Vice Chairman
                                                                  and Chief Investment Officer of
                                                                  TIAA. Member of Board of Managers
                                                                  and President of Investment
                                                                  Management. Director and
                                                                  President of Advisors. Director
                                                                  of TIAA-CREF Life Insurance
                                                                  Company (TIAA-CREF Life).

------------------------------------------------------------------------------------------------------------------------------------
BEVIS LONGSTRETH(2)       Trustee          Term expires 2003.     Of Counsel to Debevoise &          32       Member of the Board of
Debevoise & Plimpton                       Trustee since 1996.    Plimpton. Formerly Partner of               Directors of AMVESCAP,
919 Third Avenue                                                  Debevoise & Plimpton, Adjunct               PLC and Chairman of
New York, NY 10022-6225                                           Professor at Columbia                       the Finance Committee
Age: 67                                                           University School of Law and                of the Rockefeller
                                                                  Commissioner of the Securities              Family Fund
                                                                  and Exchange Commission

------------------------------------------------------------------------------------------------------------------------------------
RICHARD J. ADAMSKI(1)     Vice President   Indefinite term.       Vice President and Treasurer of    N/A      N/A
TIAA-CREF                 and Treasurer    Vice President and     the TIAA-CREF Funds and TIAA.
730 Third Avenue                           Treasurer since 1991.  Vice President and Treasurer of
New York, NY 10017-3206                                           Investment Management,
Age: 60                                                           Services, TPIS, Advisors,
                                                                  TIAA-CREF Life, and TIAA-CREF
                                                                  Tuition Financing, Inc.
                                                                  (Tuition Financing)

86  COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH CREF   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
C. VICTORIA APTER(1)      Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA
730 Third Avenue                           President since
New York, NY 10017-3206                    January 2000.
Age: 59

------------------------------------------------------------------------------------------------------------------------------------
SCOTT C. EVANS(1)        Executive         Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                Vice President    Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1997.  Executive Vice President of
New York, NY 10017-3206                                           Investment Management and
Age: 42                                                           Advisors and Director of
                                                                  TIAA-CREF Life

------------------------------------------------------------------------------------------------------------------------------------
MARTIN E. GALT, III(1)    Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                           President since 2000.  President, TIAA-CREF Investment
New York, NY 10017-3206                                           Products. Director and
Age: 59                                                           President of Tuition and TPIS
                                                                  and Director of TIAA-CREF Life
                                                                  and TIAA-CREF Trust Company.
                                                                  Formerly, Executive Vice
                                                                  President and President,
                                                                  Institutional Investments, Bank
                                                                  of America, and Principal
                                                                  Investment Officer, NationsBank

------------------------------------------------------------------------------------------------------------------------------------
RICHARD L. GIBBS(1)       Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1993.  Executive Vice President of
New York, NY 10017-3206                                           Investment Management, Advisors
Age: 54                                                           and Tuition Financing and
                                                                  Director of TIAA-CREF Life and
                                                                  Tuition Financing

------------------------------------------------------------------------------------------------------------------------------------
DON W. HARRELL(1)         Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1992.  Director of TIAA-CREF Life
New York, NY 10017-3206
Age:63

------------------------------------------------------------------------------------------------------------------------------------
IRA J. HOCH(1)            Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 2000.  Formerly, Vice President,
New York, NY 10017-3206                                           Retirement Services, CREF
Age: 51                                                           and TIAA

------------------------------------------------------------------------------------------------------------------------------------
MATINA S. HORNER(1)       Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1989.  Director of TIAA-CREF Life
New York, NY 10017-3206
Age: 62

------------------------------------------------------------------------------------------------------------------------------------
E. LAVERNE JONES(1)       Vice President   Indefinite term.       Vice President and Corporate       N/A      N/A
TIAA-CREF                 and Corporate    Vice President and     Secretary of the TIAA-CREF
730 Third Avenue          Secretary        Corporate Secretary    Funds and TIAA
New York, NY 10017-3206                    since 1998.
Age: 52

------------------------------------------------------------------------------------------------------------------------------------
HARRY I. KLARISTENFELD(1) Executive Vice   Indefinite term.       Executive Vice President and       N/A      N/A
TIAA-CREF                 President and    Executive Vice         Chief Actuary of the TIAA-CREF
730 Third Avenue          Chief Actuary    President and Chief    Funds and TIAA. Executive
New York, NY 10017-3206                    Actuary since 2000.    Vice President and Chief
Age: 51                                                           Actuary of Services. Formerly,
                                                                  Vice President and Chief
                                                                  Actuary, Retirement Services,
                                                                  CREF and TIAA

------------------------------------------------------------------------------------------------------------------------------------
FRANCES NOLAN(1)         Executive         Indefinite term.       Executive Vice President of        N/A      N/A
TIAA-CREF                Vice President    Executive Vice         the TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 2000.  Formerly, Vice President,
New York, NY 10017-3206                                           Retirement Services, CREF
Age: 44                                                           and TIAA


                        2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND   87

INTERESTED TRUSTEES AND OFFICERS (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH CREF   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

BERTRAM L. SCOTT(1)       Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                           President since 2000.  Chairman of the Board, President
New York, NY 10017-3206                                           and Chief Executive Officer of
Age: 50                                                           TIAA-CREF Life. Formerly,
                                                                  President and Chief Executive
                                                                  Officer, Horizon Mercy

------------------------------------------------------------------------------------------------------------------------------------
DEANNE J. SHALLCROSS(1)   Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1998.  Formerly, Vice President,
New York, NY 10017-3206                                           Marketing, CREF and TIAA.
Age: 52                                                           Executive Vice President of
                                                                  Services

------------------------------------------------------------------------------------------------------------------------------------
DAVID A. SHUNK(1)         Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1998.  Formerly, Vice President,
New York, NY 10017-3206                                           Institutional & Individual
Age: 55                                                           Consulting Services, CREF and
                                                                  TIAA. President and Chief
                                                                  Executive Officer of Services
                                                                  and Director of TIAA-CREF
                                                                  Trust Company

------------------------------------------------------------------------------------------------------------------------------------
JOHN A. SOMERS(1)        Executive         Indefinite term.       Executive Vice President of        N/A      N/A
TIAA-CREF                Vice President    Executive Vice         the TIAA-CREF Funds and TIAA .
730 Third Avenue                           President since 1996.  Executive Vice President of
New York, NY 10017-3206                                           Investment Management and
Age: 57                                                           Advisors and Director of
                                                                  TIAA-CREF Life

------------------------------------------------------------------------------------------------------------------------------------
CHARLES H. STAMM(1)       Executive        Indefinite term.       Executive Vice President           N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         and General Counsel of the
730 Third Avenue                           President since 1988.  TIAA-CREF Funds and TIAA.
New York, NY 10017-3206                                           Trustee of Services. Director
Age: 63                                                           of TPIS, Advisors, TIAA-CREF
                                                                  Trust Company, Tuition
                                                                  Financing and TIAA-CREF Life.
                                                                  Member of Board of Managers
                                                                  of Investment Management

------------------------------------------------------------------------------------------------------------------------------------
MARY ANN WERNER(1)     Executive           Indefinite term.       Executive Vice President of        N/A      N/A
TIAA-CREF              Vice President      Executive Vice         the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since 2000.  and President, TIAA Shared
New York, NY 10017-3206                                           Services. Formerly, Vice
Age: 56                                                           President, CREF and TIAA.
                                                                  Executive Vice President
                                                                  of Services and Director of
                                                                  TIAA-CREF Life

------------------------------------------------------------------------------------------------------------------------------------
JAMES A. WOLF(1)       Executive           Indefinite term.       Executive Vice President of        N/A      N/A
TIAA-CREF              Vice President      Executive Vice         the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since 2000.  and President, TIAA Retirement
New York, NY 10017-3206                                           Services. Formerly, Vice
Age: 56                                                           President, Corporate MIS, CREF
                                                                  and TIAA. Trustee of Services
                                                                  and Director of TIAA-CREF Life

(1) The following individuals are "interested persons" under the Investment Company Act (the "Act") because they are officers of CREF: Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Biggs, Evans, Galt, Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

(2) Mr. Longstreth may be an "interested person" under the Act because he is associated with a law firm that has acted as counsel to CREF or its affiliates.

The Statement of Additional Information ("SAI") of CREF contains additional information about CREF's trustees. You can request a copy of the SAI without charge by calling 800-478-2966.

88   COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

[TIAA    730 Third Avenue                                     -----------------
 CREF    New York NY 10017-3206                                   PRESORTED
 LOGO]                                                            STANDARD
                                                              U.S. POSTAGE PAID
                                                                  TIAA-CREF
                                                              -----------------




FOR MORE INFORMATION...


TIAA-CREF WEB CENTER

   TIAA-CREF.ORG
   24 hours a day, 7 days a week

   o  Account performance, personal
   account information and transactions,
   product descriptions, calculators to estimate retirement income and allocate assets, and information about investment choices and income options

AUTOMATED TELEPHONE SERVICE

   800 842-2252
   24 hours a day, 7 days a week

   o  Account performance, personal
   account information and transactions,
   and product information



TELEPHONE COUNSELING CENTER

   800 842-2776
   8 a.m. to 11 p.m. ET, Monday-Friday
   9 a.m. to 6 p.m. ET, Saturday and Sunday

   o  Retirement saving and planning,
   annuity options and payments, and
   tax reporting



PLANNING AND SERVICE CENTER

   800 223-1200
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   after-tax personal annuities


   8 a.m. to 11 p.m. ET, Monday-Friday

   o  Life and long-term care insurance



TIAA-CREF TRUST COMPANY, FSB

   888 842-9001
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   o  Asset management, trust administration,
   estate planning, planned giving, and
   endowment management



TIAA-CREF TUITION FINANCING, INC.

   888 381-8283
   8 a.m. to 8 p.m. ET, Monday-Friday

   o  State tuition financing programs



FOR HEARING- OR SPEECH-IMPAIRED

PARTICIPANTS

   800 842-2755
   8 a.m. to 11 p.m. ET, Monday-Friday



[RECYCLE LOGO] Printed on recycled paper                        CAR-3FUND-2/2002

December  31, 2001

College
Retirement
Equities
Fund

                                                        2001
================================================================================
                                        ANNUAL REPORT

                                                        Money Market

                                                        Inflation-Linked Bond

                                                        Bond Market

                                                        Social Choice

                                                        Equity Index



================================================================================
MAKE THIS YOUR LAST PAPER ANNUAL REPORT!
SIGN UP FOR ELECTRONIC DELIVERY. LOG ON TO TIAA-CREF.ORG
================================================================================

--------------------------------------------------------------------------------
CONTENTS

   LETTER FROM THE CHAIRMAN                   1

   LETTER FROM THE VICE CHAIRMAN              2

   MANAGEMENT/STATUS OF THE ACCOUNTS
       Money Market Account                   4
       Inflation-Linked Bond Account          5
       Bond Market Account                    6
       Social Choice Account                  8
       Equity Index Account                  10

   STATEMENT OF INVESTMENTS
       Money Market Account                  11
       Inflation-Linked Bond Account         14
       Bond Market Account                   14
       Social Choice Account                 20
       Equity Index Account                  26

   FINANCIAL STATEMENTS
       Report of Management Responsibility   50
       Report of the Audit Committee         50
       Statements of Assets and Liabilities  51
       Statements of Operations              51
       Statements of Cash Flows              52
       Statements of Changes in Net Assets   53
       Notes to Financial Statements         53
       Report of Independent Auditors        58

   PARTICIPANT VOTING RESULTS                59

   TRUSTEE AND OFFICER DISCLOSURE            60

   FOR MORE INFORMATION              BACK COVER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TIAA-CREF Individual and Institutional Services distributes the CREF and TIAA Real Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF. (C)2002 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report contains detailed explanations of the investment results for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts for the year ended December 31, 2001. A companion report provides similar information for the CREF Stock, Global Equities, and Growth Accounts--the other three accounts available under CREF variable annuities.

A 10-K Annual Report for the TIAA Real Estate Account is available on request. For historical and current performance information for all of our products, visit the TIAA-CREF Web Center at TIAA-CREF.org, or call our Automated Telephone Service (see back cover).
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW AS OF 12/31/2001

-----------------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL COMPOUND RATES OF TOTAL RETURN(1)

                                  INCEPTION DATE               1 YEAR            5 YEARS        10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
   EQUITIES
   CREF Stock                         8/1/52                   -13.89%            8.27%          10.90%           10.84%
   CREF Global Equities               5/1/92                   -19.52             5.19             --             10.03
   CREF Equity Index                  4/29/94                  -11.73             9.92             --             14.05
   CREF Growth                        4/29/94                  -22.91             6.73             --             12.43

   EQUITIES & FIXED INCOME
   CREF Social Choice                 3/1/90                    -4.77             9.37           10.88            11.59

   FIXED INCOME
   CREF Bond Market                   3/1/90                     7.93             7.25            7.04             8.03
   CREF Inflation-Linked Bond         5/1/97                     7.67              --              --              6.05
   CREF Money Market(2)               4/1/88                     4.04             5.27            4.83             5.65


NET ANNUALIZED YIELD  (7-Day Period Ended 12/31/2001)
--------------------------------------------------------------------------------
                               CURRENT         EFFECTIVE
--------------------------------------------------------------------------------
   CREF Money Market             1.83%           1.85%


NET ANNUALIZED YIELD (30-Day Period Ended 12/31/2001)
--------------------------------------------------------------------------------
                                    CURRENT
--------------------------------------------------------------------------------
   CREF Bond Market                   4.23%

(1)  Due  to  market  volatility,   recent  performance  of  the  CREF  variable
     annuities may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html or call 800 842-2776. Past performance should not be taken as a guarantee of the same future rates of return.

(2) As with all the TIAA-CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

--------------------------------------------------------------------------------
FROM THE CHAIRMAN
--------------------------------------------------------------------------------

The year 2001 will be remembered as one in which world events overwhelmed disappointing returns in the financial markets. TIAA-CREF was fortunate in not suffering direct losses on September 11. We continued in 2001 to help people pursue their long-term financial plans, expanding our range of products while maintaining our low-cost infrastructure.

   In last year's report, I quoted President Lincoln in regard to having high hopes for the future without venturing to make predictions. No one could have guessed that we were just months away from the most destructive attack on United States soil since the Civil War. The events of last September have prompted many Americans to refocus on those priorities that matter most in our lives.

   Understandably, the number of incoming calls surged in September, as these circumstances prompted many participants to call us to discuss their concerns about their own financial plans. I am proud to say that virtually every caller was able to talk with a TIAA-CREF representative. This is part of our disaster response plan, and it enabled us to keep all vital services running with no interruption in service. On September 11, phone calls were quickly routed to our service center in Denver and to our new Charlotte Service Center, which formally opened in May.

   As in prior years, during 2001 we introduced a number of online tools to make the management of a retirement portfolio easier and more efficient. At the same time, we have worked hard to keep expenses low, knowing that every expense dollar saved has the potential to grow over time and to help CREF participants achieve their financial goals.

   Pursuing such goals seems more challenging in the current recessionary environment, marked in 2001 by a second year of declining stock market values and by large corporate bankruptcies. However, as the following letter from Martin Leibowitz, our chief investment officer, explains, TIAA-CREF's investment options offer the means for diversifying assets, which is the most widely-recognized method of reducing investment risk. This is an important advantage of plans funded by TIAA-CREF contracts over the many 401(k) plans whose investments are heavily concentrated in company stock.

   Just as many participants recognize that they might need to contribute more to their retirement programs than before, the new federal tax law provides important savings opportunities. Containing the most sweeping changes in the tax code in 15 years, it helps those saving for retirement by raising contribution limits and providing for more liberal transfers for employer-sponsored retirement plans, IRAs, and Keogh Plans. The changes provide special tax-deferrals to workers age 50 and over. The new law also enhances college savings options by exempting qualified withdrawals from federal income taxes and by raising the contribution limits for Coverdell Education Savings Accounts (i.e., Education IRAs). Our consultants and phone counselors have been showing participants how best to take advantage of these opportunities.

--------------------------------------------------------------------------------
IN 2002, WE WILL ANNOUNCE ADDITIONAL INVESTMENT OPTIONS FOR PARTICIPANTS IN BOTH 403(B) AND 457(B) PLANS.
--------------------------------------------------------------------------------

   The new tax law also makes some products more attractive than others for attaining certain goals. That means product selection is a more important part of financial planning than ever. With this in mind, we have expanded the decision-making tools found at the TIAA-CREF Web Center. A product selection calculator guides participants to the most tax-efficient products for their specific goals, while online retirement income illustrations provide estimates of income, based on certain assumptions, using several popular income options. In 2002, we will introduce a retirement goal evaluator to help participants determine whether they will have sufficient retirement income and a contribution evaluator that shows how much needs to be saved to meet a specific financial goal.

   More and more of our participants find that the complexity of retirement planning now requires the help of a professional financial planner. We have established TIAA-CREF's Advisory Services Unit to provide financial planners with the information they need to make recommendations about our products to their clients. With their clients' permission, advisors can even access current data about their accounts electronically and conduct transactions on their behalf.

   During 2001  TIAA-CREF  began  offering  employer-sponsored  457(b)  Deferred
Compensation  Plans  to  enable  highly   compensated   employees  to  save  for
retirement, in addition to their contri-

----------------------
[PHOTO OMITTED]

JOHN H. BIGGS

CHAIRMAN,
PRESIDENT, AND
CHIEF EXECUTIVE
OFFICER
----------------------
butions to a 403(b) plan. These new plans offer many of the same tax advantages as a 403(b) plan, including tax-deferred investing and lower current taxable income. In 2002, institutions will be able to offer both 403(b) and 457(b)
plans. TIAA-CREF will also announce additional investment options for participants in both 403(b) and 457(b) plans.

   We now offer the electronic delivery of required reports and other documents, which allows much faster delivery of TIAA-CREF communications than conventional mail. At the Web Center, participants can sign up for e-delivery of this report as well as TIAA-CREF quarterly statements, transaction confirmations, and proxy solicitations.

   On July 1, 2002, TIAA-CREF will mark the 50th anniversary of the introduction of the CREF Stock Account, the world's first variable annuity. An important innovation at the time, the Stock Account demonstrated that equities could be a viable retirement investment. By pairing CREF with the TIAA Traditional Annuity, we created the first diversified asset allocation model--one that remains a sound choice for many participants today.

   TIAA-CREF has served participants through recessions, wars, and unprecedented social and economic change, and, whatever the future holds, we are committed to finding new and better ways to meet their needs.


/s/ John H. Biggs
-----------------
John H. Biggs

CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER


--------------------------------------------------------------------------------
FROM THE VICE CHAIRMAN
--------------------------------------------------------------------------------

During the year ending December 31, 2001, the CREF Bond Market, Inflation-Linked Bond, and Money Market accounts performed well in a changing fixed-income market. Returns of the Equity Index Account and the Social Choice Account, which contains both equities and fixed-income holdings, were adversely affected by declining stock prices worldwide. In the United States, the S&P 500 stock index lost 11.89 percent, its second consecutive decline and first such loss since 1974. Other leading markets fared worse, with London and Tokyo posting drops of
14.37 percent and 18.79 percent respectively for the year.

   The fall in stock prices reflected, among other issues, concerns about corporate earnings and about future business prospects as the domestic economic slowdown that began in early 2001 intensified. Early estimates indicated that, comparing the fourth quarter of 2001 with that of 2000, real gross domestic product in the United States grew by just 0.1 percent, the nation's lowest growth rate since 1991. Growth was down elsewhere, too. The most recent data shows the euro area growing slowly and the Japanese economy in contraction.

--------------------------------------------------------------------------------
IN THE WAKE OF THE STOCK MARKET DECLINES OF 2000 AND 2001, MANY INVESTORS HAVE REDISCOVERED THE WISDOM OF DIVERSIFICATION.
--------------------------------------------------------------------------------

   Many factors contributed to the domestic slowdown. Two immediate forces curbing growth were a decrease of 8.8 percent in capital spending by business over the course of 2001 and a sharp rise in unemployment, which jumped from 4 percent to 5.8 percent during the period. These developments, along with a benign inflation trend, were associated with 11 Federal Reserve interest rate cuts, producing the lowest short-term interest rates in 40 years.

   Stock prices were already lower during the first eight months of 2001, and the attacks of September 11 caused a major sell-off; the third-quarter decline in the S&P 500 Index of 14.68 percent was its largest quarterly drop since 1987. A year-end rally did not succeed in erasing the year's previous losses, which particularly affected growth stock indexes. The Russell 3000(R) Growth Index declined 19.63 percent during the year, and the Nasdaq Composite Index, with its large number of technology stocks, fell 21.05 percent. Overseas stocks offered no haven for equity investors; the Morgan Stanley World Index dropped 16.75 percent.

   In contrast, Fed rate cuts and other factors stimulated demand for bonds, which generally performed in positive territory in 2001. The Lehman Brothers Aggregate Bond Index, which tracks both the government and corporate bond markets, rose 8.44 percent during the period.

   Rates of return in the fixed-income markets, however, returned to levels closer to their historical norms. In this changed fixed-income environment, the CREF Money Market Account outperformed both its performance benchmark and most similar funds, the CREF Inflation-Linked Bond Account closely tracked its benchmark, and the CREF Bond Market Account lagged its benchmark but closely tracked similar funds.

   The returns of both the CREF Equity Index Account and the CREF Social Choice Account reflected the decline in


2    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

-----------------------
[PHOTO]

MARTIN L. LEIBOWITZ

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER
-----------------------

stock prices during the year. The CREF Equity Index Account closely tracked its benchmark. The return of the CREF Social Choice Account differed from that of its composite index for reasons explained in the detailed commentary on pages 8 and 9. The table at right shows the total return (gains and losses plus investment income) during 2001 for the five CREF accounts discussed in this report, compared with total returns for their respective benchmarks and for the Lipper categories that best match each account's objectives. Detailed performance information for each account appears on the following pages.

   We have been using a group of indexes compiled by Lipper Analytical Services, Inc. to show how the CREF accounts perform in comparison to the average returns of funds with similar investment objectives. Beginning with 2002 performance information, we will instead use the relevant indexes of Morningstar, Inc. to represent the performance of our peer groups. We are making this change because we believe Morningstar's fund categories more accurately and consistently match our accounts and Morningstar's rating system is the most widely known among our participants. We believe this change therefore will be more useful to investors in judging our performance. The benchmarks of the accounts, as stated in the CREF prospectus, remain unchanged.

   In the wake of the stock  market  declines of 2000 and 2001,  many  investors
have  rediscovered  the  wisdom  of  diversification.   Fortunately,   TIAA-CREF
participants have practiced that strategy for years, taking advantage of the fact that our retirement accounts span all three basic markets: equities, bonds, and real estate. That diversity has enabled many of our participants to temper their recent losses or even to experience some gains, even as stock markets retreated.

   While the four equity accounts posted losses during 2001 that ranged from -11.73 percent for the Equity Index Account to -22.91 percent for the Growth Account, all of the fixed-income accounts registered gains. The Money Market Account returned 4.04 percent, the Inflation-Linked Bond Account 7.67 percent, and the Bond Market Account 7.93 percent. The TIAA Real Estate Account returned
6.29 percent during the same period. In the case of each of our accounts, low expenses gave participants a valuable edge that can be especially important when returns are below historical norms.

   Our disciplined approach to investing, with each account operating within a well-defined range of investments, continues to provide participants with the components of a widely diversified portfolio. The experience of the last year, while no guarantee of future performance, demonstrates that diversification continues to be a viable strategy for managing investment risk.


/s/ Martin L. Leibowitz
-----------------------
Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER



TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
CREF MONEY MARKET ACCOUNT..............................................   4.04%
iMoneyNet Money Fund Report Averages(TM) -  All Taxable................   3.65
Lipper Money Market Funds Average......................................   3.44

CREF INFLATION-LINKED BOND ACCOUNT.....................................   7.67%
Salomon Smith Barney Inflation-Linked Securities Index.................   7.92

CREF BOND MARKET ACCOUNT...............................................   7.93%
Lehman Brothers Aggregate Bond Index...................................   8.44
Lipper Intermediate Investment Grade Debt Index........................   8.22

CREF SOCIAL CHOICE ACCOUNT.............................................  -4.77%
Standard & Poor's 500 Index............................................ -11.89
Lehman Brothers Aggregate Bond Index...................................   8.44
S&P 500/Lehman Brothers Composite Index................................  -3.75
Lipper Balanced Fund Index.............................................  -3.24

CREF EQUITY INDEX ACCOUNT.............................................. -11.73%
Russell 3000(R)Index................................................... -11.46
--------------------------------------------------------------------------------

Please see pages 4 to 10 for more detailed performance information. The Russell 3000(R) Index is a trademark and service mark of the Frank Russell Company. No CREF account is promoted, endorsed, sponsored, or sold by, or affiliated with the Frank Russell Company. The benchmark indexes are unmanaged, and you cannot purchase shares in these indexes directly. The performance figures for these indexes do not reflect any investment or operating expenses.


                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND     3

--------------------------------------------------------------------------------
MONEY MARKET ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The CREF Money Market Account seeks high current income consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

o  The account invests in "first-tier" money market securities, which are ranked
   in  the  highest  category  by  nationally   recognized   statistical  rating
   organizations.

o Most of the account's assets are invested in securities or other instruments maturing in 397 days or less.

o  The account's average weighted maturity is 90 days or less.

PERFORMANCE IN 2001

In 2001 the CREF Money Market Account posted an annual total return of 4.04 percent, beating its benchmark, iMoneyNet Money Fund Report Averages(TM)--All Taxable, which returned 3.65 percent in 2001. The account also beat the 3.44 percent year-end return of similar funds, as measured by the Lipper Money Market Funds Average.

   The account's asset allocation varied a good deal during 2001 as various sectors provided better relative value at different times. Our holdings of commercial paper varied from 67 percent in the second quarter to 55 percent in the fourth. Our holdings of bank liabilities peaked at 11 percent in the first quarter and reached a low of 6 percent in the second and third quarters. Floating/variable-rate holdings ranged from 13 percent in the first quarter to 2 percent in the fourth. Holdings in U.S. Treasury and U.S. government agency securities varied from 15 percent in the first quarter to 35 percent in the fourth quarter.

   Given the increase in corporate downgrades, we increased our government holdings. We decreased holdings in floating rate securities that reset frequently because of the Federal Reserve's rate cuts. During 2001 the account's weighted average maturity varied from 37 to 67 days, as compared with a range of 46 to 59 days for the iMoneyNet All Taxable Average.

$10,000 OVER TEN YEARS

[The following table represents a line chart in the printed piece.]

                   Money Market   iMoneyNet Fund Report
Date                  Account      Average - All Taxable
--------           ------------   ---------------------
12/31/91              10000             10000
12/31/92              10371             10339
12/31/93              10690             10621
12/31/94              11124             11020
12/31/95              11779             11626
12/31/96              12401             12200
12/31/97              13084             12822
12/31/98              13797             13468
12/31/99              14485             14092
12/31/2000            15406             14920
12/31/2001            16028             15466


The graph assumes a $10,000 investment in the CREF Money Market Account on January 1, 1992. It shows that, by year-end 2001, the investment would have grown to $16,028. For comparison, the graph shows how the iMoneyNet Money Fund Report Averages-All Taxable, the Money Market Account's benchmark, changed over the same period.

PORTFOLIO COMPOSITION BY INVESTMENT SECTOR AS OF 12/31/2001

[The following table represents a pie chart in the printed piece.]

Commercial Paper                55.2%
U.S. Government and Agencies    33.9%
Certificates of Deposit          6.3%
Floating/Variable-Rate Notes     2.1%
U.S. Government Bonds            1.1%
Other                            1.4%

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDING 12/31/2001
--------------------------------------------------------------------------------
                                 CURRENT YIELD       EFFECTIVE YIELD
--------------------------------------------------------------------------------
   MONEY MARKET ACCOUNT              1.83%                 1.85%
   iMoneyNet Fund Report
      Averages-All Taxable           1.59                  1.60

PERFORMANCE AT A GLANCE AS OF 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND RATES OF           CUMULATIVE RATES OF           2001
                                              TOTAL RETURN(1)                      TOTAL RETURN(1)            ACTUAL    NET ASSETS
                                         1 YEAR   5 YEARS   10 YEARS         1 YEAR   5 YEARS    10 YEARS    EXPENSES  (IN BILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT                      4.04%    5.27%      4.83%           4.04%    29.25%     60.28%       0.33%(2)      $7.5
iMoneyNet Money Fund Report Averages(TM)
  --All Taxable                           3.65     4.86       4.46            3.65     26.77      54.63          --            --
Lipper Money Market Funds Average         3.44     4.71       4.40            3.44     25.91      53.90          --            --
------------------------------------------------------------------------------------------------------------------------------------

(1) Past performance should not be taken as a guarantee of the same future rates of return from the Money Market Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption. An investment in the CREF Money Market Account is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. The current yield more closely reflects current earnings than does the total return.

(2) We estimate expenses for the year based on projected expense and asset levels. Any differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically the adjustments have been small.

4     COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

--------------------------------------------------------------------------------
INFLATION-LINKED BOND ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The CREF Inflation-Linked Bond Account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

PORTFOLIO PROFILE

o  The account invests primarily in U.S. Treasury  Inflation-Indexed  Securities
   (TIIS), as well as inflation-indexed securities issued by U.S. corporations and foreign governments.

o  Unlike   conventional   bonds,  the  principal  value  of   inflation-indexed
   securities varies, while the coupon rate remains fixed to maturity.

PERFORMANCE IN 2001

The CREF Inflation-Linked Bond Account posted a total return of 7.67 in 2001, closely tracking the 7.92 percent total return of its performance benchmark, the Salomon Smith Barney Inflation-Linked Securities Index. The difference between the account's return and that of the benchmark is largely the result of the account's 0.39 percent expense charge. The index does not factor in any charge for expenses.

   On a year-over-year basis, the overall inflation rate as measured by the Consumer Price Index-All Urban Index (CPI-U) was down to 1.6 percent by the end of the year.

   Throughout the year, the account's duration was either similar to, or slightly shorter than, the duration of its benchmark. At year's end, the account's duration was 9.84 years, compared with 9.92 years for the index.
Duration is a measure of the number of years until the average dollar, in present value terms, is received from coupon and principal payments. The longer the duration, the more sensitive a bond or portfolio is to changes in interest rates. Keeping the account's duration close to that of the benchmark helps to ensure that performance closely tracks the index.

$10,000 SINCE 5/1/1997 INCEPTION

[The following table represents a line chart in the printed piece.]

                Inflation Linked              Solomon Smith Barney
Date              Bond Account          Inflation Linked Securities Index
--------       -------------------      ---------------------------------
5/1/97                10000                          10000
12/31/97              10258                          10283
12/31/98              10615                          10687
12/31/99              10839                          10942
12/31/2000            12222                          12376
12/31/2001            13159                          13357

The graph assumes a $10,000 investment in the CREF Inflation-Linked Bond Account on May 1, 1997. It shows that, by year-end 2001, the investment would have grown to $13,159. For comparison, the graph shows how the Salomon Smith Barney
Inflation-Linked Securities Index, the Inflation-Linked Bond Account's benchmark, changed over the same period.

PORTFOLIO COMPOSITION BY MATURITY AS OF 12/31/2001

[The following table represents a pie chart in the printed piece.]

6-10 Year Bonds      63%
Over 25 Year Bonds   37%

PERFORMANCE AT A GLANCE AS OF 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND RATES OF           CUMULATIVE RATES OF           2001
                                               TOTAL RETURN(1,2)                  TOTAL RETURN(1,2)           ACTUAL    NET ASSETS
                                             1 YEAR  SINCE INCEPTION(3)          1 YEAR  SINCE INCEPTION(3)  EXPENSES  (IN BILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
   INFLATION-LINKED BOND ACCOUNT              7.67%      6.05%                    7.67%      31.59%           0.36%(4)      $1.2
   Salomon Smith Barney
       Inflation-Linked Securities Index      7.92       6.39                     7.92       33.57            --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the CREF Inflation-Linked Bond Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Inflation-Linked Bond Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3) Inception date: 5/1/1997

(4) We estimate expenses for the year based on projected expense and asset levels. Any differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically the adjustments have been small.

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND     5

--------------------------------------------------------------------------------
BOND MARKET ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The CREF Bond Market Account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

o The account invests primarily in a broad range of debt securities. The majority of its assets are in U.S. Treasury and agency securities, corporate bonds, and mortgage-backed or other asset-backed securities.

o Most holdings are investment-grade securities rated in the top four credit categories by Moody's Investors Service or Standard & Poor's, or ones that we determine are of comparable quality.

o The account is managed to track the Lehman Brothers Aggregate Bond Index. We will overweight or underweight individual securities or sectors as compared with their weights in the Lehman Index depending on where we find undervalued, overlooked, or misunderstood issues that we believe offer the potential for superior returns compared with those of the index.

PERFORMANCE IN 2001

The CREF Bond Market Account was one of the strongest-performing CREF accounts in 2001. The account posted a total return for the year of 7.93 percent, compared with the 8.44 percent return of its performance benchmark, the Lehman Brothers Aggregate Bond Index, and the 8.22 percent average total return for similar funds, as measured by the Lipper Intermediate Investment Grade Debt Index.

   During the first quarter of 2001, the U.S. economy was growing at an annualized rate of just 1.2 percent and was not expected to improve much in the second. With this in mind, the account was positioned defensively, with a modest underweight position in corporate securities, compared to the benchmark index. In addition, the account's holdings were higher in credit quality than the corporate positions within the index. During the year, the Federal Reserve engaged in an aggressive round of cuts in short-term interest rates in an effort to spur economic growth. Investors concluded that a significant economic downturn would be avoided, and this led lower-quality credits to outperform higher-quality credits.

   Most of the difference between the account's return and that of the benchmark was the result of the account's expense charge. The index does not factor in any charge for expenses. The remaining difference was primarily due to the account's underweight holdings in corporate securities, compared to the benchmark, and to the account's higher level of credit quality.

   Another factor that negatively affected performance, by about 0.05 percentage points, was that the account's option-adjusted duration was modestly longer than the benchmark's during early December, when interest rates rose dramatically in a short period of time. Finally, the account held two energy-related companies, Calpine and Mirant, that underperformed in December, costing the account approximately 0.03 percentage points of return.

   The account's option-adjusted duration was 4.72 years as of December 31, 2001, compared with the benchmark's duration of 4.53 years. Duration is a measure of the number of years until the average dollar, in present value terms, is received from coupon and principal payments. The longer the duration, the more sensitive a bond or portfolio is to changes in interest rates. Keeping the duration of the account's holdings close to that of the benchmark helps to ensure the performance closely tracks the index.

--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARK
--------------------------------------------------------------------------------

The benchmark we use for the CREF Bond Market Account is the Lehman Brothers Aggregate Bond Index, representing the entire U.S. bond market. The index includes more than 6,700 taxable government, investment-grade corporate, and mortgage-backed securities.

6     COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

PORTFOLIO COMPOSITION BY SECTOR AS OF 12/31/2001

[The following table represents a pie chart in the printed piece.]

Mortgage-Backed and Other
Asset-Backed Securities       44.5%

U.S. Treasury and
Agency Securities             29.6%

Corporate Bonds               22.2%

Foreign Government and
Foreign Corporate Bonds
Denominated in U.S. Dollars    2.2%

Investments Maturing
in Less Than a Year            1.5%


$10,000 OVER TEN YEARS

[The following table represents a line chart in the printed piece.]

                                          Lehman Brothers
Date           Bond Market Account      Aggregate Bond Index
--------       -------------------      --------------------
12/31/91              10000                    10000
12/31/92              10712                    10740
12/31/93              11929                    11787
12/31/94              11454                    11443
12/31/95              13497                    13558
12/31/96              13912                    14050
12/31/97              15244                    15406
12/31/98              16556                    16745
12/31/99              16370                    16607
12/31/2000            18293                    18538
12/31/2001            19743                    20103

The graph assumes a $10,000 investment in the CREF Bond Market Account on January 1, 1992. It shows that, by year-end 2001, the investment would have grown to $19,743. For comparison, the graph shows how the Lehman Brothers Aggregate Bond Index, the Bond Market Account's benchmark, changed over the same period.


RATINGS OF LONG-TERM BONDS AS OF 12/31/2001

The bonds we buy are typically of high credit quality; the majority carry ratings of A or higher from the major rating agencies. At year-end, the quality ratings of the account's long-term debt holdings were as follows:

--------------------------------------------------------------------------------
                                          RATING           PERCENT
--------------------------------------------------------------------------------
   U.S. TREASURY AND AGENCY SECURITIES    (not rated)        29.6

   INVESTMENT GRADE
      Mortgage-Backed and Asset-Backed
      Securities                          Aaa/AAA            44.5

      Other Long-Term Debt                Aaa/AAA             1.5
                                          Aa/AA               5.5
                                          A/A                10.6
                                          Baa/BBB             6.6


    BELOW INVESTMENT GRADE                                    0.2
--------------------------------------------------------------------------------

The account's short-term securities primarily represent purchases that had not yet closed at year-end, plus collateral for bonds lent under our securities lending program.


TEN LARGEST HOLDINGS AS OF 12/31/2001
--------------------------------------------------------------------------------
                                                       MARKET     PERCENT
                      COUPON  MATURITY   PRINCIPAL      VALUE      OF NET
   ISSUER               RATE      DATE       (000)      (000)      ASSETS
--------------------------------------------------------------------------------
   U.S. Treasury Bond   7.250%   5/15/16   $210,415    $243,259    5.31%
   FHLMC Note           6.875    1/15/05    213,000     229,441    5.01
   FGLMC TBA            7.500    1/25/32    221,000     228,183    4.98
   FNMA TBA             6.500    1/25/32    220,000     220,000    4.81
   FNMA TBA             7.000    1/25/32    150,000     152,813    3.34
   FGLMC TBA            8.000    1/25/32    124,000     130,045    2.84
   FGLMC TBA            6.500    1/25/32    120,000     120,150    2.62
   U.S. Treasury Bond   8.750    5/15/17     87,800     115,347    2.52
   FNMA Note            5.500    3/15/11    109,100     107,173    2.34
   FNMA Note            5.250    1/15/09    100,200      99,276    2.17
--------------------------------------------------------------------------------

FHLMC: Federal Home Loan Mortgage Corporation; FGLMC: Federal Home Loan Mortgage Corporation Gold; FNMA: Federal National Mortgage Association.

PERFORMANCE AT A GLANCE AS OF 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND RATES OF           CUMULATIVE RATES OF           2001
                                              TOTAL RETURN(1,2)                    TOTAL RETURN(1,2)          ACTUAL    NET ASSETS
                                         1 YEAR   5 YEARS   10 YEARS         1 YEAR   5 YEARS    10 YEARS    EXPENSES  (IN BILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
BOND MARKET ACCOUNT                       7.93%    7.25%      7.04%           7.93%    41.92%     97.43%       0.43%(3)      $4.6
Lehman Brothers Aggregate Bond Index      8.44     7.43       7.23            8.44     43.08     101.03         --             --
Lipper Intermediate Investment
   Grade Debt Index                       8.22     6.82       6.76            8.22     39.06      92.30         --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the CREF Bond Market Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Bond Market Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3) We estimate expenses for the year based on projected expense and asset levels. Any differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically the adjustments have been small.

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND     7

--------------------------------------------------------------------------------
SOCIAL CHOICE ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The CREF Social Choice Account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

o The account is a balanced account--its assets are invested primarily in a diversified set of equities, fixed-income securities, and short-term debt instruments.

o The account invests only in companies that are suitable from a financial perspective and whose activities are consistent with the account's social criteria.

PERFORMANCE IN 2001

The CREF Social Choice Account posted a total return of -4.77 percent for 2001, compared with the -3.75 return of its composite benchmark. The composite benchmark is a weighted average of the S&P 500(R) Index and the Lehman Brothers Aggregate Bond Index that matches the 60/40-percent proportions of the portfolio's equity and bond segments. The average return of similar accounts, as measured by the Lipper Balanced Fund Index, was -3.24 percent. Neither the benchmark nor the Lipper index screens stocks for social reasons.

   During 2001, the equity segment of the account benefited from the effects of its social screens, which prevented ownership of the shares of AES Corporation, Boeing, and General Electric. These companies fail the account's environmental, defense, and nuclear-power screens, respectively. In addition, performance relative to the benchmark was helped by the account's not owning technology stocks such as Applied Micro Circuits Corporation, while having overweights in companies such as Johnson & Johnson, Murphy Oil Corporation, and Bank of America.

   Performance was adversely affected by overweight holdings in utilities, such as Enron Corporation, and in energy, particularly Halliburton Company. Other detractions from performance resulted from not owning Philip Morris, Abbott Laboratories, and Tyco International, which fail the account's tobacco, environmental, and military screens, respectively.

   The fixed-income portion of the account is invested in U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, corporate bonds, foreign-government and foreign corporate bonds denominated in U.S. dollars, and short-term investments. Generally, there is little or no difference in performance between fixed-income investments that are screened for social criteria and those that are not. This is because there are still enough investment opportunities to closely track the Lehman Brothers index.

$10,000 OVER TEN YEARS
[The following table represents a line chart in the printed piece.]

                                                          Lehman Brothers
Date          Social Choice Account   S&P 500 Index     Aggregate Bond Index
--------      ---------------------   -------------     --------------------
12/31/91              10000               10000               10000
12/31/92              11111               10762               10740
12/31/93              12158               11846               11787
12/31/94              11999               12003               11443
12/31/95              15537               16513               13558
12/31/96              17951               20305               14050
12/31/97              22371               27079               15406
12/31/98              26535               34817               16745
12/31/99              29402               42144               16607
12/31/2000            29501               38307               18538
12/31/2001            28095               33754               20103

The graph assumes a $10,000 investment in the CREF Social Choice Account on January 1, 1992. It shows that, by year-end 2001, the investment would have grown to $28,095. For comparison, the graph shows how the Social Choice Account's benchmarks changed over the same period.

--------------------------------------------------------------------------------
   THE ACCOUNT'S BENCHMARK
--------------------------------------------------------------------------------

   The benchmarks we use for the two components of the Social Choice Account are the S&P 500 Index, representing the U.S. stock market, and the Lehman Brothers Aggregate Bond Index, representing fixed-income investments.

--------------------------------------------------------------------------------
   SOCIAL CRITERIA
--------------------------------------------------------------------------------

   Currently, the CREF Social Choice Account does not invest in companies that:

   o engage in activities that result or are likely to result in significant damage to the environment,

   o  have a significant portion of their business in weapons manufacturing,

   o have a significant portion of their business in gaming or gambling operations,

   o  produce and market alcoholic beverages or tobacco products,

   o  produce nuclear energy, or

   o have operations in Northern Ireland and have not adopted the MacBride Principles (a fair employment code for U.S. firms operating in Northern Ireland) or have not operated consistently with such principles and in compliance with the Fair Employment Act of 1989 (Northern Ireland).

8     COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

PORTFOLIO COMPOSITION AS OF 12/31/2001

[The following table represents a pie chart in the printed piece.]

U.S. Stocks       60.0%
Long-Term Bonds   40.0%


TEN LARGEST HOLDINGS AS OF 12/31/2001

This portfolio contains both stocks and bonds. For stocks, the number of shares is shown. For bonds, maturity date and amount of principal are shown.

--------------------------------------------------------------------------------
                                              PRINCIPAL/     MARKET  PERCENT
                            COUPON   MATURITY     SHARES      VALUE   OF NET
   ISSUER                     RATE       DATE      (000)      (000)   ASSETS
--------------------------------------------------------------------------------

   U.S. Treasury Bond        7.250%   5/15/16   $173,300   $200,350     4.54
   Microsoft Corp               na         na      1,424     94,367     2.14
   FHLMC Note                6.875    1/15/05     80,500     86,714     1.96
   Citigroup, Inc               na         na      1,576     79,565     1.80
   FNMA Note                 5.250    6/15/06     72,900     74,233     1.68
   American Int'l Group Inc     na         na        916     72,694     1.65
   Wal-Mart Stores, Inc         na         na      1,189     68,410     1.55
   Pfizer, Inc                  na         na      1,622     64,629     1.46
   Johnson & Johnson            na         na      1,092     64,553     1.46
   FGLMC TBA                 6.500    1/25/32     64,000     64,080     1.45

--------------------------------------------------------------------------------

FHLMC: Federal Home Loan Mortgage Corporation; FNMA: Federal National Mortgage Association; FGLMC: Federal Home Loan Mortgage Corporation Gold.


PERFORMANCE AT A GLANCE AS OF 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND RATES OF           CUMULATIVE RATES OF           2001
                                              TOTAL RETURN(1,2)                    TOTAL RETURN(1,2)          ACTUAL    NET ASSETS
                                         1 YEAR   5 YEARS   10 YEARS         1 YEAR   5 YEARS    10 YEARS    EXPENSES  (IN BILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE ACCOUNT                      -4.77%   9.37%    10.88%          -4.77%      56.51%    180.95%     0.40%(3)      $4.4
S&P 500 Index                             -11.89   10.70     12.94          -11.89       66.24     237.54        --            --
Lehman Brothers Aggregate Bond Index        8.44    7.43      7.23            8.44       43.08     101.03        --            --
Lipper Balanced Fund Index                 -3.24    8.37      9.54           -3.24       49.48     148.70        --            --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the CREF Social Choice Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Social Choice Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3) We estimate expenses for the year based on projected expense and asset levels. Any differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically the adjustments have been small.

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND     9

--------------------------------------------------------------------------------
EQUITY INDEX ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The CREF Equity Index Account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000(R) Index, a broad stock market index.

PORTFOLIO PROFILE

o The account's benchmark is the Russell 3000 Index.

o The account uses a sampling approach to create a portfolio that closely matches the overall investment characteristics of the index, without investing in all 3,000 stocks.


PERFORMANCE IN 2001

The CREF Equity Index Account posted a return of -11.73 percent for the period, which was 0.27 percentage points behind its benchmark, the Russell 3000 Index. The index does not factor in any charge for expenses.

$10,000 SINCE 4/29/1994 INCEPTION

[The following table represents a line chart in the printed piece.]

                  Equity Index
Date                 Account            Russell 3000(R) Index
-------           -------------         ---------------------
5/1/94                10000                     10000
12/31/94              10279                     10299
12/31/95              13996                     14090
12/31/96              17017                     17164
12/31/97              22323                     22619
12/31/98              27707                     28078
12/31/99              33476                     33947
12/31/2000            30936                     31415
12/31/2001            27307                     27815

The graph assumes a $10,000 investment in the CREF Equity Index Account on April 29, 1994. It shows that, by year-end 2001, the investment would have grown to $27,307. For comparison, the graph shows how the Russell 3000, the Equity Index Account's benchmark, changed over the same period.


TEN LARGEST HOLDINGS AS OF 12/31/2001
--------------------------------------------------------------------------------
                                     SHARES        MARKET VALUE     PERCENT OF
   COMPANY                       (IN MILLIONS)     (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------
   General Electric Co                 4.6             $183.6         3.45
   Microsoft Corp                      2.0              133.7         2.51
   Exxon Mobil Corp                    3.2              124.1         2.33
   Citigroup, Inc                      2.4              119.8         2.25
   Pfizer, Inc                         2.9              115.6         2.17
   Intel Corp                          3.1               97.4         1.83
   Int'l Business Machines Corp        0.8               96.2         1.81
   American Int'l Group, Inc           1.1               84.2         1.58
   Johnson & Johnson                   1.4               83.7         1.57
   Wal-Mart Stores, Inc                1.3               73.5         1.38
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION AS OF 12/31/2001

[Data below represents pie chart in the printed piece]

Consumer Products
and Services           34.6%
Technology             18.8%
Financial Services     18.1%
Manufacturing
and Materials          13.2%
Utilities               8.5%
Energy                  5.2%
Transportation          1.0%
Other                   0.6%

PERFORMANCE AT A GLANCE AS OF 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                                      AVERAGE ANNUAL COMPOUND RATES OF           CUMULATIVE RATES OF
                                              TOTAL RETURN(1,2)                    TOTAL RETURN(1,2)           2001
                                                              SINCE                              SINCE        ACTUAL    NET ASSETS
                                         1 YEAR   5 YEARS   INCEPTION(3)      1 YEAR  5 YEARS  INCEPTION(3)  EXPENSES  (IN BILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
   EQUITY INDEX ACCOUNT                 -11.73%    9.92%    14.05%           -11.73%   60.47%    174.52%     0.37%(5)      $5.3
   Russell 3000(R)Index(4)              -11.46    10.14     14.32            -11.46    62.06     179.53        --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the CREF Equity Index Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Equity Index Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3)  Inception date: 4/29/1994

(4) The Russell 3000(R) is an unmanaged index of stocks of about 3000 of the largest (based on market capitalization) publicly traded U.S. companies. The Russell 3000(R) Index is a trademark and service mark of the Frank Russell Company. No CREF account is promoted, endorsed, sponsored, sold by, or affiliated with the Frank Russell Company.

(5) We estimate expenses for the year based on projected expense and asset levels. Any differences between estimated and actual expenses are adjusted quarterly and reflected in current investment results. Historically the adjustments have been small.

10     COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - MONEY MARKET ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                         RATINGS+       VALUE (000)
  ---------                                         --------      -------------

BONDS--1.61%
CORPORATE BOND--0.29%
  FINANCIAL SERVICES--0.29%

                 GENERAL ELECTRIC CAPITAL CORP
$ 22,000,000       7.000%, 03/01/02 ...............    AAA             $ 22,118
                                                                       --------
                 TOTAL CORPORATE BOND
                  (COST $22,502)                                         22,118
                                                                       --------
 GOVERNMENT BONDS--1.32%
  U.S. GOVERNMENT AND AGENCY--0.18%
                 FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
  13,000,000       6.750%, 08/15/02 ...............    AAA               13,388
                                                                       --------
                 TOTAL U.S. GOVERNMENT AND
                   AGENCY BOND                                           13,388
                                                                       --------
  U.S. TREASURY SECURITY--1.14%
                 U.S. TREASURY INFLATION INDEXED
  84,335,076     k 3.625%, 07/15/02 ..........................           85,125
                                                                       --------
                 TOTAL U.S. TREASURY SECURITY                            85,125
                                                                       --------
                 TOTAL GOVERNMENT BONDS
                  (COST $99,438)                                         98,513
                                                                       --------
                 TOTAL BONDS
                  (COST $121,940)                                       120,631
                                                                       --------
SHORT TERM INVESTMENTS--98.23%
 BANK NOTE--0.30%
                 HARRIS TRUST AND SAVINGS BANK
  22,135,000       4.070%, 06/10/02 ..........................           22,349
                                                                       --------
                 TOTAL BANK NOTE                                         22,349
                                                                       --------
 CERTIFICATES OF DEPOSIT--6.64%
                 BANK OF NOVA SCOTIA
  40,000,000       1.790%, 02/19/02 ..........................           39,996
  25,000,000       2.060%, 02/25/02 ..........................           25,008
  25,000,000       4.230%, 06/17/02 ..........................           25,271
                 CANADIAN IMPERIAL BANK OF COMMERCE
  20,000,000       4.100%, 05/07/02 ..........................           20,151
                 COMMERZBANK
  30,000,000       2.250%, 01/18/02 ..........................           30,000
  25,000,000       4.180%, 05/21/02 ..........................           25,217
                 DEUTSCHE BANK
  25,000,000       2.250%, 01/22/02 ..........................           25,003
  20,000,000       2.030%, 02/06/02 ..........................           20,001
  25,000,000       2.520%, 11/26/02 ..........................           25,016
  25,000,000       2.600%, 01/06/03 ..........................           25,003
                 HARRIS TRUST AND SAVINGS BANK
  25,000,000       2.440%, 10/22/02 ..........................           24,997
                 NATIONAL WESTMINSTER BANK NY
  25,000,000       4.080%, 05/14/02 ..........................           25,198
  20,000,000       4.200%, 05/15/02 ..........................           20,168
                 RABOBANK
  35,000,000       1.810%, 01/15/02 ..........................           35,000
  20,000,000       4.240%, 06/18/02 ..........................           20,210
                 ROYAL BANK OF CANADA
  25,000,000       2.425%, 12/17/02 ..........................           24,994
                 WESTDEUTSCHE LANDESBANK NY B
  30,000,000       1.900%, 02/08/02 ..........................           29,998
  35,000,000       2.300%, 04/16/02 ..........................           35,044
  20,000,000       2.000%, 11/08/02 ..........................           19,924
                                                                       --------
                 TOTAL CERTIFICATES OF DEPOSIT                          496,199
                                                                       --------
 COMMERCIAL PAPER--52.81%
                 ABBEY NATIONAL NORTH AMERICA CORP
  50,000,000       2.240%, 01/08/02 ..........................           49,961
                 ABN AMRO NORTH AMERICA FINANCE INC
   8,250,000       2.450%, 02/07/02 ..........................            8,234

  PRINCIPAL                                                          VALUE (000)
  ---------                                                          -----------
                 AMERICAN HONDA FINANCE CORP
$ 40,000,000        1.900%, 01/08/02 .........................         $ 39,983
  10,000,000        1.920%, 01/25/02 .........................            9,985
  25,000,000        1.750%, 01/31/02 .........................           24,962
   9,500,000        2.040%, 02/20/02 .........................            9,476
  10,000,000        1.820%, 02/28/02 .........................            9,970
                 ASSET SECURITIZATION COOP CORP
  20,000,000      c 1.970%, 01/04/02 .........................           19,996
  50,000,000      c 2.000%, 01/08/02 .........................           49,978
  30,000,000      c 1.830%, 01/18/02 .........................           29,973
                 BARCLAY'S U.S. FUNDING CORP
  10,325,000        1.820%, 02/27/02 .........................           10,295
                 BELLSOUTH CORP
  21,835,000      c 1.750%, 01/28/02 .........................           21,805
   5,900,000      c 1.770%, 01/31/02 .........................            5,891
  12,700,000      c 1.800%, 02/15/02 .........................           12,671
                 BETA FINANCE INC
  30,000,000      c 2.350%, 01/07/02 .........................           29,989
                 CANADIAN IMPERIAL HOLDINGS, INC
  25,000,000        1.742%, 03/14/02 .........................           24,909
                 CANADIAN WHEAT BOARD
  50,000,000        1.990%, 01/16/02 .........................           49,956
  14,000,000        1.870%, 02/06/02 .........................           13,974
  25,055,000        1.820%, 02/08/02 .........................           25,004
  17,150,000        2.000%, 04/04/02 .........................           17,069
                 CATERPILLAR FINANCIAL SERVICES CORP
  10,000,000        2.250%, 01/09/02 .........................            9,995
  30,000,000        2.150%, 01/15/02 .........................           29,975
  17,715,000        2.280%, 01/22/02 .........................           17,693
   5,000,000      c 1.750%, 02/01/02 .........................            4,992
   3,230,000        2.220%, 02/13/02 .........................            3,223
  12,000,000      c 1.850%, 03/08/02 .........................           11,960
   2,000,000        1.810%, 04/08/02 .........................            1,990
   5,230,000        1.820%, 05/20/02 .........................            5,193
                 CC (USA), INC
   6,000,000      c 2.000%, 01/15/02 .........................            5,995
   5,317,000      c 2.080%, 01/16/02 .........................            5,312
                 CIESCO LP
  20,000,000        1.760%, 01/04/02 .........................           19,996
  44,700,000        2.200%, 01/09/02 .........................           44,678
  62,000,000      c 2.060%, 01/14/02 .........................           61,951
  23,000,000      c 2.000%, 01/24/02 .........................           22,969
                 CITICORP
  30,000,000        1.760%, 01/23/02 .........................           29,966
  50,000,000        1.790%, 02/01/02 .........................           49,920
                 COCA COLA CO
  10,000,000      c 1.760%, 03/08/02 .........................            9,967
                 COLGATE-PALMOLIVE CO
   1,200,000      c 1.750%, 01/18/02 .........................            1,199
   6,500,000      c 1.820%, 02/07/02 .........................            6,488
                 CORPORATE ASSET FUNDING CORP, INC
  15,000,000      c 2.070%, 01/04/02 .........................           14,997
  43,000,000      c 2.300%, 01/07/02 .........................           42,984
  38,000,000      c 2.050%, 01/09/02 .........................           37,981
  30,000,000      c 2.010%, 01/22/02 .........................           29,963
  24,000,000      c 1.750%, 01/30/02 .........................           23,965
                 DELAWARE FUNDING CORP
  35,789,000      c 2.000%, 01/14/02 .........................           35,762
  59,145,000      c 2.240%, 01/15/02 .........................           59,095
  11,945,000      c 2.260%, 01/22/02 .........................           11,931
  17,715,000      c 2.030%, 02/06/02 .........................           17,682
  22,000,000      c 1.820%, 03/20/02 .........................           21,913
   3,064,000      c 2.270%, 03/28/02 .........................            3,051
                 DUKE ENERGY CORP
  25,000,000        1.790%, 02/05/02 .........................           24,956
                 EDISON ASSET SECURITIZATION LLC
  40,000,000      c 1.950%, 01/15/02 .........................           39,967
  35,000,000      c 2.090%, 01/18/02 .........................           34,963


+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    11

       Statement of Investments - MONEY MARKET ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                         VALUE (000)
  ---------                                                         -----------
 COMMERCIAL PAPER--(CONTINUED)
                 EDISON ASSET SECURITIZATION LLC
$ 50,000,000      c 2.070%, 01/24/02 ..............................    $ 49,936
  20,000,000      c 1.950%, 01/25/02 ..............................      19,973
                 EMERSON ELECTRIC CO
  15,000,000      c 1.760%, 01/29/02 ..............................      14,979
  22,750,000      c 1.760%, 01/30/02 ..............................      22,717
                 ENTERPRISE FUNDING CORP
   5,004,000      c 1.800%, 01/14/02 ..............................       5,000
  19,000,000      c 1.750%, 03/11/02 ..............................      18,934
  12,000,000      c 1.800%, 03/19/02 ..............................      11,953
                 EQUILON ENTERPRISES LLC
  33,745,000        1.920%, 01/08/02 ..............................      33,731
  18,900,000        1.750%, 01/14/02 ..............................      18,887
  25,000,000        1.750%, 01/15/02 ..............................      24,982
  13,465,000        1.850%, 02/23/02 ..............................      13,448
                 FLEET FUNDING CORP
   8,681,000      c 2.080%, 01/11/02 ..............................       8,675
  35,080,000      c 1.750%, 01/31/02 ..............................      35,027
  30,000,000      c 1.800%, 02/11/02 ..............................      29,937
  20,000,000      c 1.810%, 02/13/02 ..............................      19,956
  36,962,000      c 1.850%, 02/15/02 ..............................      36,875
                 GANNETT, INC
  15,775,000      c 1.830%, 01/24/02 ..............................      15,756
  18,337,000        1.850%, 01/25/02 ..............................      18,313
                 GENERAL ELECTRIC CAPITAL CORP
   3,485,000        2.000%, 01/04/02 ..............................       3,484
  25,000,000        3.250%, 03/04/02 ..............................      24,921
   3,400,000        1.810%, 03/28/02 ..............................       3,385
                 GILLETTE CO
  12,550,000      c 2.950%, 03/13/02 ..............................      12,505
                 GOVCO, INC
  40,000,000      c 2.280%, 01/18/02 ..............................      39,959
  27,000,000      c 1.890%, 02/05/02 ..............................      26,949
  11,000,000      c 1.810%, 02/26/02 ..............................      10,968
  26,849,000      c 1.810%, 02/27/02 ..............................      26,771
  25,000,000      c 1.740%, 03/07/02 ..............................      24,918
  20,000,000      c 1.800%, 03/08/02 ..............................      19,933
                 GREYHAWK FUNDING LLC
  30,000,000      c 1.780%, 01/04/02 ..............................      29,994
  80,000,000      c 2.050%, 01/23/02 ..............................      79,896
  20,000,000      c 1.750%, 02/04/02 ..............................      19,966
  20,000,000      c 1.740%, 03/12/02 ..............................      19,929
                 HARLEY-DAVIDSON FUNDING CORP
   7,500,000      c 2.040%, 01/15/02 ..............................       7,494
   9,600,000      c 2.010%, 01/24/02 ..............................       9,587
   5,000,000      c 1.880%, 01/25/02 ..............................       4,993
  10,000,000      c 1.750%, 01/29/02 ..............................       9,986
  11,290,000      c 1.770%, 02/06/02 ..............................      11,269
                 HD REAL ESTATE FUNDING CORP
  40,000,000        1.800%, 05/06/02 ..............................      39,747
                 HOME DEPOT FUNDING CORP
  40,000,000      c 2.050%, 05/21/02 ..............................      39,716
                 J.P. MORGAN CHASE & CO
  50,000,000        2.030%, 01/16/02 ..............................      49,956
  25,000,000        1.750%, 02/12/02 ..............................      24,948
                 KIMBERLY-CLARK CORP
   9,780,000      c 2.050%, 01/22/02 ..............................       9,768
   1,450,000      c 1.860%, 01/28/02 ..............................       1,448
   8,000,000      c 2.060%, 01/30/02 ..............................       7,987
  40,000,000      c 1.780%, 02/05/02 ..............................      39,929
  25,000,000      c 1.790%, 02/25/02 ..............................      24,929
                 KITTY HAWK FUNDING CORP
  28,644,000      c 2.100%, 01/04/02 ..............................      28,637
  25,000,000      c 1.780%, 01/16/02 ..............................      24,980
  26,930,000      c 1.890%, 01/23/02 ..............................      26,897
  16,056,000      c 2.120%, 01/30/02 ..............................      16,030
  39,095,000      c 1.890%, 02/04/02 ..............................      39,023
  14,000,000      c 1.820%, 04/30/02 ..............................      13,916

  PRINCIPAL                                                         VALUE (000)
  ---------                                                         -----------
                  MCGRAW-HILL, INC
$ 21,750,000        2.240%, 01/22/02 ..............................    $ 21,723
  32,200,000        1.910%, 03/01/02 ..............................      32,100
  20,000,000        1.860%, 04/03/02 ..............................      19,907
  25,000,000        1.870%, 05/31/02 ..............................      24,806
                  MERCK, INC
  16,780,000        1.930%, 01/31/02 ..............................      16,752
  40,000,000        1.790%, 02/01/02 ..............................      39,938
                  MINNESOTA MINING & MANUFACTURING CO
  37,111,000        1.750%, 02/01/02 ..............................      37,053
   1,135,000        1.770%, 03/15/02 ..............................       1,131
                  MORGAN STANLEY DEAN WITTER
  30,000,000        1.820%, 02/06/02 ..............................      29,944
  25,000,000        1.830%, 02/13/02 ..............................      24,944
                  PACCAR FINANCIAL CORP
  11,300,000        2.250%, 01/17/02 ..............................      11,289
   7,350,000        2.070%, 01/24/02 ..............................       7,340
   8,225,000        2.040%, 01/31/02 ..............................       8,211
  25,300,000        2.070%, 02/04/02 ..............................      25,254
  22,700,000        1.870%, 02/08/02 ..............................      22,654
   8,200,000        1.760%, 02/12/02 ..............................       8,183
   5,100,000        1.800%, 03/18/02 ..............................       5,080
  20,100,000        1.780%, 03/25/02 ..............................      20,016
   4,100,000        1.840%, 03/28/02 ..............................       4,082
                  PARK AVENUE RECEIVABLES CORP
  35,000,000      c 2.150%, 01/04/02 ..............................      34,992
   5,005,000      c 1.950%, 01/10/02 ..............................       5,002
  30,000,000      c 2.320%, 01/16/02 ..............................      29,973
  58,901,000      c 2.060%, 01/17/02 ..............................      58,847
  20,000,000      c 2.070%, 01/22/02 ..............................      19,975
                  PFIZER, INC
  27,000,000      c 2.000%, 01/25/02 ..............................      26,960
  22,380,000      c 1.780%, 01/28/02 ..............................      22,349
  67,680,000      c 1.750%, 01/31/02 ..............................      67,577
  26,500,000      c 1.850%, 02/11/02 ..............................      26,447
                  PITNEY BOWES, INC
  14,230,000        1.900%, 01/11/02 ..............................      14,221
                  PREFERRED RECEIVABLES FUNDING CORP
   8,000,000      c 1.960%, 01/08/02 ..............................       7,997
   5,005,000      c 1.810%, 01/09/02 ..............................       5,003
  40,915,000      c 2.090%, 01/10/02 ..............................      40,891
  10,000,000      c 2.070%, 01/14/02 ..............................       9,992
   9,000,000      c 1.800%, 01/23/02 ..............................       8,990
   5,000,000      c 1.790%, 01/29/02 ..............................       4,993
  25,600,000      c 1.850%, 02/01/02 ..............................      25,558
  10,675,000      c 1.800%, 02/08/02 ..............................      10,654
                  PROCTOR & GAMBLE
  25,000,000      c 1.980%, 01/14/02 ..............................      24,981
  45,000,000      c 1.980%, 01/23/02 ..............................      44,941
  50,000,000      c 2.000%, 01/29/02 ..............................      49,921
  17,000,000      c 1.800%, 02/25/02 ..............................      16,952
   5,000,000      c 1.770%, 03/05/02 ..............................       4,984
                  RECEIVABLES CAPITAL CORP
  14,000,000      c 2.100%, 01/07/02 ..............................      13,994
  20,000,000      c 2.060%, 01/09/02 ..............................      19,990
  11,000,000      c 2.110%, 01/11/02 ..............................      10,993
  12,987,000      c 2.080%, 01/15/02 ..............................      12,976
  50,000,000      c 2.120%, 01/23/02 ..............................      49,937
                  RESEAU FERRE DE FRANCE
  50,000,000        1.990%, 01/28/02 ..............................      49,923
  40,480,000        1.990%, 02/04/02 ..............................      40,407
                  SBC COMMUNICATIONS, INC
  50,000,000      c 2.140%, 01/09/02 ..............................      49,976
  32,484,000      c 2.230%, 01/25/02 ..............................      32,436
  24,848,000      c 1.820%, 02/04/02 ..............................      24,808
  25,000,000      c 2.340%, 02/07/02 ..............................      24,951
                  SCHERING CORP
  25,490,000        2.040%, 02/12/02 ..............................      25,437

                       SEE NOTES TO FINANCIAL STATEMENTS

12    COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

       Statement of Investments - MONEY MARKET ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                         VALUE (000)
  ---------                                                         -----------
 COMMERCIAL PAPER--(CONTINUED)
                 SCHERING CORP
$ 13,750,000        2.040%, 02/14/02 ..............................  $   13,719
  25,000,000        2.040%, 02/15/02 ..............................      24,941
  32,000,000        2.060%, 03/19/02 ..............................      31,875
                 SIGMA FINANCE, INC
   6,000,000      c 3.400%, 02/21/02 ..............................       5,984
                 SWEDISH EXPORT CREDIT CORP
  24,275,000        1.750%, 02/07/02 ..............................      24,230
  25,185,000        1.750%, 02/11/02 ..............................      25,134
  25,000,000        1.800%, 03/12/02 ..............................      24,911
                 STANLEY WORKS
  20,000,000      c 1.850%, 02/22/02 ..............................      19,946
                 UBS FINANCE (DELAWARE), INC
  21,995,000        1.760%, 01/07/02 ..............................      21,987
  20,790,000        1.740%, 02/13/02 ..............................      20,745
   6,400,000        1.760%, 03/27/02 ..............................       6,372
  16,206,000        1.760%, 03/28/02 ..............................      16,136
                 WESTDEUTSCHE LANDESBANK
  25,000,000      c 1.970%, 01/29/02 ..............................      24,961
  30,000,000      c 1.860%, 02/04/02 ..............................      29,946
                                                                     ----------
                 TOTAL COMMERCIAL PAPER                               3,949,972
                                                                     ----------
 MEDIUM TERM BONDS--2.03%
                 AMERICAN HONDA FINANCE
  30,000,000        3.660%, 08/27/02 ..............................      30,000
                 BETA FINANCE, INC
  20,200,000        4.325%, 05/03/02 ..............................      20,347
  10,000,000        3.650%, 09/10/02 ..............................      10,046
                 CC (USA), INC
  12,000,000        4.650%, 04/22/02 ..............................      12,096
                 GENERAL ELECTRIC CAPITAL CORP
  29,600,000        5.500%, 04/15/02 ..............................      29,917
                 IBM CREDIT CORP
  10,000,000        7.000%, 01/28/02 ..............................      10,034
                 SIGMA FINANCE, INC
  40,000,000        2.490%, 10/25/02 ..............................      39,752
                                                                     ----------
                 TOTAL MEDIUM TERM BONDS                                152,192
                                                                     ----------
 U.S. GOVERNMENT AND AGENCIES--33.53%
                 FEDERAL FARM CREDIT BANK (FFCB)
  13,340,000        2.410%, 01/02/02 ..............................      13,340
                 FEDERAL HOME LOAN BANK (FHLB)
  59,657,000        1.830%, 01/02/02 ..............................      59,651
  90,986,000        2.280%, 01/11/02 ..............................      90,934
  28,500,000        1.740%, 02/08/02 ..............................      28,443
   6,000,000        1.740%, 02/20/02 ..............................       5,985
  14,960,000        1.810%, 02/26/02 ..............................      14,918
  10,881,000        1.810%, 02/27/02 ..............................      10,850
  50,000,000        1.730%, 03/01/02 ..............................      49,850
  50,000,000        2.300%, 03/22/02 ..............................      49,804
  10,000,000        6.750%, 05/01/02 ..............................      10,164
  10,000,000        2.360%, 06/10/02 ..............................       9,918
   5,045,000        3.170%, 06/13/02 ..............................       5,003
  51,055,000        2.500%, 09/16/02 ..............................      50,324
  35,500,000        2.390%, 09/20/02 ..............................      34,984
  15,000,000        2.240%, 12/20/02 ..............................      14,673
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  76,372,000        2.000%, 01/02/02 ..............................      76,364
 276,075,000        2.380%, 01/03/02 ..............................     276,028
  20,000,000        1.890%, 01/08/02 ..............................      19,991
  50,000,000        2.270%, 01/10/02 ..............................      49,974
  50,000,000        2.250%, 01/17/02 ..............................      49,953
  25,000,000        1.800%, 01/22/02 ..............................      24,973
  50,000,000        2.010%, 01/24/02 ..............................      49,934
  55,000,000        2.260%, 01/25/02 ..............................      54,923
  76,000,000        2.240%, 01/30/02 ..............................      75,882
   2,190,000        4.150%, 01/31/02 ..............................       2,186
  30,000,000        1.815%, 02/07/02 ..............................      29,943
  25,000,000        1.740%, 02/12/02 ..............................      24,948

  PRINCIPAL                                                         VALUE (000)
  ---------                                                         -----------
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$ 60,155,000        1.750%, 02/19/02 ..............................  $   60,009
  40,000,000        4.420%, 02/20/02 ..............................      39,901
  48,610,000        1.810%, 02/21/02 ..............................      48,486
  34,402,000        3.520%, 02/28/02 ..............................      34,302
  32,950,000        3.940%, 04/25/02 ..............................      32,765
  11,968,000        3.780%, 06/03/02 ..............................      11,874
   6,320,000        1.820%, 07/26/02 ..............................       6,252
  37,664,000        3.380%, 08/15/02 ..............................      37,206
   7,220,000        2.260%, 09/11/02 ..............................       7,119
  14,125,000        2.380%, 09/18/02 ..............................      13,921
   7,700,000        2.400%, 09/25/02 ..............................       7,586
  90,000,000        2.260%, 10/10/02 ..............................      88,429
  34,000,000        2.055%, 11/07/02 ..............................      33,348
   5,000,000        2.100%, 11/20/02 ..............................       4,900
  25,000,000        2.280%, 11/22/02 ..............................      24,498
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 100,000,000        2.300%, 01/03/02 ..............................      99,983
  50,000,000        2.290%, 01/10/02 ..............................      49,974
   1,000,000        4.350%, 01/11/02 ..............................         999
  43,000,000        2.270%, 01/17/02 ..............................      42,960
   4,540,000        4.560%, 01/25/02 ..............................       4,534
  41,251,000        2.270%, 01/31/02 ..............................      41,184
  77,000,000        1.815%, 02/07/02 ..............................      76,853
  28,000,000        4.520%, 02/08/02 ..............................      27,944
  14,215,000        1.810%, 02/12/02 ..............................      14,186
 131,735,000        2.250%, 02/14/02 ..............................     131,449
  60,000,000        1.880%, 02/28/02 ..............................      59,826
  50,000,000        1.730%, 03/14/02 ..............................      49,824
  62,595,000        2.350%, 03/21/02 ..............................      62,353
  44,000,000        3.940%, 04/11/02 ..............................      43,783
  11,920,000        3.780%, 04/19/02 ..............................      11,856
  50,000,000        1.830%, 05/09/02 ..............................      49,679
  10,050,000        1.750%, 05/13/02 ..............................       9,984
  18,432,000        1.810%, 06/20/02 ..............................      18,272
  35,900,000        2.230%, 08/23/02 ..............................      35,448
  20,000,000        2.200%, 11/29/02 ..............................      19,589
  23,360,000        2.180%, 12/13/02 ..............................      22,860
                                                                     ----------
                 TOTAL U.S. GOVERNMENT AND AGENCIES                   2,508,076
                                                                     ----------
 VARIABLE RATE NOTES--2.92%
                 AMERICAN HONDA FINANCE CORP
  25,000,000        2.063%, 09/09/02 ..............................      24,990
                 BETA FINANCE, INC
  25,000,000        1.590%, 01/29/02 ..............................      25,001
                 CATERPILLAR FINANCIAL SERVICES CORP
  10,000,000        2.061%, 04/12/02 ..............................      10,002
   7,000,000        2.223%, 07/08/02 ..............................       7,005
                 CC (USA), INC
  14,000,000        1.850%, 06/28/02 ..............................      13,996
                 KEY BANK
  45,000,000        1.740%, 01/07/02 ..............................      45,002
  50,000,000        1.600%, 08/05/02 ..............................      50,015
                 KEYCORP
  17,500,000        1.800%, 02/12/02 ..............................      17,499
                 MERRILL LYNCH & CO, INC
  25,000,000        1.630%, 03/04/02 ..............................      25,005
                                                                     ----------
                 TOTAL VARIABLE RATE NOTES                              218,515
                                                                     ----------
                 TOTAL SHORT TERM INVESTMENTS
                  (COST $7,342,606)                                   7,347,303
                                                                     ----------
                 TOTAL PORTFOLIO--99.84%
                  (COST $7,464,546)                                   7,467,934
                 OTHER ASSETS & LIABILITIES, NET--0.16%                  12,022
                                                                     ----------
                 NET ASSETS--100.00%                                 $7,479,956
                                                                     ==========

----------
c Commercial paper issued under the Private Placement exemption under Section
  4(2) of the Securities Act of 1933.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    13

  Statement of Investments - INFLATION-LINKED BOND ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                         VALUE (000)
  ---------                                                         -----------
GOVERNMENT BONDS--98.52%
 U.S. TREASURY SECURITIES--98.52%
               U.S. TREASURY BOND
$ 39,048,195    e 3.375%, 04/15/32 ................................    $ 38,499
               U.S. TREASURY INFLATION INDEXED
 171,502,271    e,k 3.375%, 01/15/07 ..............................     171,931
 186,162,455      k 3.625%, 01/15/08 ..............................     188,140
 169,478,157      k 3.875%, 01/15/09 ..............................     173,344
 177,785,278    e,k 3.625%, 04/15/28 ..............................     181,286
 210,698,946    e,k 3.875%, 04/15/29 ..............................     224,394
               U.S TREASURY NOTE
 119,099,157    e 4.250%, 01/15/10 ................................     124,942
 111,811,606    e 3.500%, 01/15/11 ................................     111,462
                                                                     ----------
                 TOTAL U.S. TREASURY SECURITIES                       1,213,998
                                                                     ----------
                 TOTAL GOVERNMENT BONDS
                  (COST $1,211,841)                                   1,213,998
                                                                     ----------
SHORT TERM INVESTMENTS--9.61%
 COMMERCIAL PAPER--0.14%
                 GOVCO, INC
   1,710,000      c 1.750%, 01/02/02 ..............................       1,710
                                                                     ----------
                 TOTAL COMMERCIAL PAPER                                   1,710
                                                                     ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--9.47%
REPURCHASE AGREEMENTS
                 BEAR STEARNS & CO, 1.800% DATED 12/31/01, DUE
                  01/02/02 IN THE AMOUNT OF $16,821,841 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  16,821,000       TOTAL MARKET VALUE $17,336,713) ................      16,821
                 GOLDMAN SACHS & CO, 1.790% DATED 12/31/01, DUE
                  01/02/02 IN THE AMOUNT OF $24,936,240 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  24,935,000        TOTAL MARKET VALUE $25,433,713) ...............      24,935
                 MERRILL LYNCH & CO, INC, 1.550% DATED 12/31/01,
                  DUE 01/02/02 IN THE AMOUNT OF $25,001,076 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  25,000,000       TOTAL MARKET VALUE $25,000,000) ................      25,000
                 MORGAN STANLEY & CO, INC, 1.700% DATED 12/31/01,
                   DUE 01/02/02 IN THE AMOUNT OF $25,001,181 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  25,000,000        TOTAL MARKET VALUE $25,600,471) ...............      25,000
                 SALOMON SMITH BARNEY, INC , 1.800% DATED 12/31/01,
                   DUE 01/02/02 IN THE AMOUNT OF $25,001,250 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  25,000,000        TOTAL MARKET VALUE $25,500,000) ...............      25,000
                                                                     ----------
                 TOTAL INVESTMENTS OF CASH COLLATERAL                   116,756
                                                                     ----------
                 TOTAL SHORT TERM INVESTMENTS
                  (COST $117,534)                                       118,466
                                                                     ----------
                 TOTAL PORTFOLIO--108.13%
                  (COST $1,329,375)                                   1,332,464
                 OTHER ASSETS & LIABILITIES, NET--(8.13)%              (100,203)
                                                                     ----------
                 NET ASSETS--100.00%                                 $1,232,261
                                                                     ==========

----------
c Commercial paper issued under the Private Placement exemption under Section
  4(2) of the Securities Act of 1933.
e All or a portion of these securities are out on loan.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

       Statement of Investments - BOND MARKET ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+   VALUE (000)
  ---------                                               --------   -----------
BONDS--98.23%
CORPORATE BONDS--29.96%
 AEROSPACE AND DEFENSE--0.47%
                 BOEING CAPITAL CORP (SR NOTE)
$ 5,000,000        6.350%, 11/15/07 ....................      A3      $   5,107
                 LOCKHEED MARTIN CORP DEB
  5,000,000        8.500%, 12/01/29 ....................    BAA2          5,982
                 UNITED TECHNOLOGIES CORP DEB
  9,500,000        7.500%, 09/15/29 ....................      A2         10,453
                                                                      ---------
                   TOTAL AEROSPACE AND DEFENSE                           21,542
                                                                      ---------
  ASSET BACKED--4.02%
                 CAPITAL ONE MASTER TRUST
                  SERIES 2001-6A (CLASS C)
  5,000,000        6.700%, 06/15/11 ....................     BBB          5,025
                 CHASE FUNDING LOAN ACQUISITION
                  TRUST SERIES 2001-C2 (CLASS IA2)
 10,000,000        5.673%, 05/25/22 ....................     AAA         10,220
                 CHASE FUNDING MORTGAGE LOAN
                  SERIES 2001-4 (CLASS 1A3)
  8,550,000        5.053%, 02/25/23 ....................     AAA          8,603
                 CIT EQUIPMENT COLLATERAL
                  SERIES 2000-2 (CLASS A3)
  6,500,000        6.840%, 06/20/04 ....................     AAA          6,713
                 CITIBANK CREDIT CARD ISSUANCE
                  TRUST SERIES 2001-C3 (CLASS C3)
 10,000,000        6.650%, 05/15/08 ....................    BAA2         10,303
                 COUNTRYWIDE ASSET-BACKED
                  CERTIFICATES SERIES 2001-1
                  (CLASS AF4)
$ 10,000,000       6.517%, 01/25/29 ....................     AAA       $ 10,291
                 COUNTRYWIDE ASSET-BACKED
                  CERTIFICATES SERIES 2001-BC1
                  (CLASS A3)
 10,000,000        6.237%, 12/25/26 ....................     AAA         10,303
                 DETROIT EDISON SECURITIZATION
                  FUNDING LLC SERIES 2001-1
                  (CLASS A3)
 10,000,000        5.875%, 03/01/10 ....................     AAA         10,169
                 GE CAPITAL MANUFACTURING SERVICES,
                  INC SERIES 1999-HE1 (CLASS A3)
  7,122,399        6.035%, 06/25/20 ....................     AAA          7,185
                 GREENPOINT MANUFACTURED HOUSING
                  SERIES 1999-5 (CLASS A2)
 11,000,000        7.080%, 02/15/18 ....................     AAA         11,343
                 MMCA AUTOMOBILE TRUST
                  SERIES 2001-1 (CLASS A4)
 10,000,000        5.340%, 12/15/05 ....................     AAA         10,253
                 NISSAN AUTO RECEIVABLES OWNER
                  TRUST SERIES 2001-C (CLASS A4)
  4,000,000        4.800%, 02/15/07 ....................     AAA          4,041

+As provided by Moody's Investors Services (Unaudited)

14    COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

       Statement of Investments - BOND MARKET ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+   VALUE (000)
  ---------                                               --------   -----------
ASSET BACKED--(CONTINUED)
                 PECO ENERGY TRANSITION TRUST
                  SERIES 1999-A (CLASS A6)
$ 8,000,000        6.050%, 03/01/09 ....................     AAA      $   8,288
                 PECO ENERGY TRANSITION TRUST
                  SERIES 1999-A (CLASS A7)
 10,000,000        6.130%, 03/01/09 ....................     AAA         10,331
                 PUBLIC SERVICE NEW HAMPSHIRE
                  FUNDING LLC SERIES 2001-1
                  (CLASS A2)
 12,709,395        5.730%, 11/01/10 ....................     AAA         13,019
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 1997-KS3 (CLASS AI5)
  5,404,315        7.250%, 08/25/27 ....................     AAA          5,633
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 1999-KS2 (CLASS AI9)
  3,300,000        7.150%, 07/25/30 ....................     AAA          3,454
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2000-KS4 (CLASS AI6)
 11,000,000        7.435%, 09/25/31 ....................     AAA         11,570
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI3)
  2,500,000        5.751%, 03/25/27 ....................     AAA          2,542
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI4)
  7,000,000        6.417%, 02/25/29 ....................     AAA          7,135
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI6)
  2,000,000        6.489%, 10/25/30 ....................     AAA          2,014
                 SAXON ASSET SECURITIES TRUST
                  SERIES 1999-3 (CLASS AF6)
  5,000,000        7.525%, 06/25/14 ....................     AAA          5,289
                 VANDERBILT MORTGAGE FINANCE
                  SERIES 2001-A (CLASS A2)
 10,000,000        6.120%, 02/07/15 ....................     AAA         10,336
                                                                      ---------
                 TOTAL ASSET BACKED                                     184,060
                                                                      ---------
BASIC INDUSTRIES--0.61%
                 ALCOA, INC
  3,000,000        6.000%, 01/15/12 ....................      A1          2,940
                 ARCHER-DANIELS-MIDLAND DEB
  5,000,000        7.000%, 02/01/31 ....................      A1          5,130
                 DEERE & CO NOTE
  5,000,000        7.125%, 03/03/31 ....................      A2          5,047
                 E.I. DU PONT DE NEMOURS DEB
  5,000,000      e 6.500%, 01/15/28 ....................     AA3          4,998
                 INTERNATIONAL PAPER CO
  5,000,000        6.750%, 09/01/11 ....................    BAA2          5,035
                 WEYERHAEUSER CO
  5,000,000      g 5.950%, 11/01/08 ....................      A3          4,799
                                                                      ---------
                 TOTAL BASIC INDUSTRIES                                  27,949
                                                                      ---------
CONSUMER CYCLICAL--2.44%
                 CLEAR CHANNEL COMMUNICATION
                  (SR NOTE)
  5,000,000        7.250%, 09/15/03 ....................    BAA3          5,196
                  COMCAST CABLE COMMUNICATION
                  (SR NOTE)
  4,000,000        6.875%, 06/15/09 ....................    BAA2          4,042
                 COX COMMUNICATIONS, INC DEB
  5,000,000        6.530%, 02/01/28 ....................    BAA2          4,899
                 CSC HOLDINGS, INC
  5,000,000      e 7.625%, 04/01/11 ....................     BA1          5,011
                 DAIMLER-CHRYSLER NA HOLDINGS NOTE
  5,000,000      e 6.400%, 05/15/06 ....................      A3          4,993
  5,000,000      e 8.500%, 01/18/31 ....................      A3          5,354
                 FORD MOTOR CO NOTE
  5,000,000        7.450%, 07/16/31 ....................      A3          4,588
                 GENERAL MOTORS NOTE
  5,000,000      e 6.375%, 05/01/08 ....................      A3          4,916

  PRINCIPAL                                               RATINGS+   VALUE (000)
  ---------                                               --------   -----------
                 GENERAL MOTORS NOTE
$ 5,000,000        7.200%, 01/15/11 ....................      A3      $   5,055
                 NEWS AMERICA HOLDINGS DEB
  8,000,000        7.700%, 10/30/25 ....................    BAA3          7,807
                 TARGET CORP DEB
  5,000,000        7.000%, 07/15/31 ....................      A2          5,175
                 TIME WARNER, INC (GUARANTEE NOTE)
  7,300,000        8.180%, 08/15/07 ....................    BAA1          8,164
  5,000,000        6.625%, 05/15/29 ....................    BAA1          4,672
                 UNILEVER CAPITAL CORP
                  (GUARANTEE NOTE)
  8,000,000      e 6.875%, 11/01/05 ....................      A1          8,526
                 VIACOM, INC
  5,000,000        6.625%, 05/15/11 ....................      A3          5,083
                 WAL-MART STORES, INC (SR NOTE)
  5,000,000        5.450%, 08/01/06 ....................     AA2          5,128
 10,000,000        7.550%, 02/15/30 ....................     AA2         11,545
                 WALT DISNEY CO NOTE
 11,000,000        7.300%, 02/08/05 ....................      A3         11,726
                                                                      ---------
                 TOTAL CONSUMER CYCLICAL                                111,880
                                                                      ---------
CONSUMER NON-CYCLICAL--1.83%
                 ANHEUSER-BUSCH COS, INC DEB
 10,000,000        6.800%, 08/20/32 ....................      A1         10,505
                 ALBERTSON'S, INC DEB
  5,000,000        8.000%, 05/01/31 ....................    BAA1          5,534
                 COCA-COLA ENTERPRISES DEB
  5,000,000        6.950%, 11/15/26 ....................      A2          5,147
                 CONAGRA FOODS, INC NOTE
  5,000,000        7.875%, 09/15/10 ....................    BAA1          5,537
                 DELHAIZE AMERICA, INC
  5,000,000      g 8.125%, 04/15/11 ....................    BAA3          5,479
                 DIAGEO CAPITAL PLC
  5,000,000        6.625%, 06/24/04 ....................      A1          5,305
                 FOSTERS BREWING NOTE
  4,000,000   e,g  6.875%, 06/15/11 ....................    BAA1          4,100
                 KELLOGG CO DEB
  5,000,000        7.450%, 04/01/31 ....................     BAA          5,393
                 KRAFT FOODS, INC
  5,000,000        5.625%, 11/01/11 ....................      A2          4,848
                 KROGER CO (GUARANTEE NOTE)
  5,000,000        7.800%, 08/15/07 ....................    BAA3          5,430
  5,000,000        7.500%, 04/01/31 ....................    BAA3          5,196
                 MASCO CORP NOTE
  4,000,000        6.000%, 05/03/04 ....................    BAA1          4,066
                 PEPSICO, INC NOTE
  4,000,000        4.500%, 09/15/04 ....................      A1          4,027
                 SAFEWAY, INC NOTE
  6,000,000        6.150%, 03/01/06 ....................    BAA2          6,211
                 SARA LEE CORP NOTE
  7,000,000        6.250%, 09/15/11 ....................      A3          7,110
                                                                      ---------
                 TOTAL CONSUMER NON-CYCLICAL                             83,888
                                                                      ---------
ENERGY--1.03%
                 ANADARCO FINANCE CO
  5,000,000        7.500%, 05/01/31 ....................    BAA1          5,197
                 AMERADA HESS CORP DEB
  5,000,000        7.875%, 10/01/29 ....................    BAA1          5,293
                 CONOCO FUNDING CO (GUARANTEE NOTE)
  5,000,000        6.350%, 10/15/11 ....................    BAA1          5,064
  3,000,000      e 7.250%, 10/15/31 ....................    BAA1          3,161
                 CONSOLIDATED NATURAL GAS CO
  5,000,000      e 6.850%, 04/15/11 ....................      A3          5,091
                 PHILLIPS PETE NOTE
  4,000,000        8.500%, 05/25/05 ....................      A3          4,404
                 TIERS-MIR-2001-14
  5,000,000      g 7.200%, 06/15/04 ....................     BA1          4,109
                 UNION PACIFIC RESOURCES
  5,000,000        7.150%, 05/15/28 ....................    BAA1          4,998


+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    15

       Statement of Investments - BOND MARKET ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+   VALUE (000)
  ---------                                               --------   -----------
ENERGY--(CONTINUED)
                 WILLIAMS COS
$ 10,000,000       7.125%, 09/01/11 ....................    BAA2        $ 9,891
                                                                      ---------
                 TOTAL ENERGY                                            47,208
                                                                      ---------
FINANCIAL SERVICES--8.22%
                  AIG SUNAMERICA GLOBAL FINANCING VI
                   (SR NOTE)
   5,000,000     e,g 6.300%, 05/10/11 ..................     AAA          5,055
                  ASSOCIATED P&C HOLDINGS (SR NOTE)
   5,000,000        6.750%, 07/15/03 ...................      A3          5,105
                  BANK OF AMERICA CORP (SUB NOTE)
   5,000,000      e 4.750%, 10/15/06 ...................     AA2          4,894
  15,000,000        7.400%, 01/15/11 ...................     AA3         16,090
                  BARCLAYS BANK PLC (SUB NOTE)
   5,000,000      g 7.375%, 06/29/49 ...................     AA3          5,163
                  B B & T CORP
   4,000,000      g 6.500%, 08/01/11 ...................      A2          4,045
                  BEAR STEARNS CO, INC NOTE
   5,000,000        6.500%, 05/01/06 ...................      A2          5,191
                  CHASE MANHATTAN CORP
  10,800,000        7.000%, 11/15/09 ...................      A1         11,234
                  CITIGROUP, INC (SR NOTE)
   5,000,000        6.750%, 12/01/05 ...................     AA1          5,294
   5,000,000      e 5.750%, 05/10/06 ...................     AA1          5,119
  32,000,000        7.250%, 10/01/10 ...................     AA2         34,324
                  EOP OPERATING LTD
   5,000,000        7.000%, 07/15/11 ...................    BAA1          5,040
                  FIRST UNION NATIONAL BANK (SUB NOTE)
   5,000,000      e 7.800%, 08/18/10 ...................      A1          5,482
                  FLEET NATIONAL BANK
   5,000,000        5.750%, 01/15/09 ...................      A1          4,848
                  FLEETBOSTON FINANCIAL CORP
   7,500,000        4.875%, 12/01/06 ...................      A1          7,332
                  FORD MOTOR CREDIT CORP
  10,000,000        6.700%, 07/16/04 ...................      A2         10,163
  10,000,000        7.600%, 08/01/05 ...................      A2         10,287
  10,500,000        6.875%, 02/01/06 ...................      A2         10,496
  12,500,000        7.375%, 10/28/09 ...................      A2         12,341
  10,000,000      e 7.875%, 06/15/10 ...................      A2         10,143
                  GENERAL ELECTRIC GLOBAL INSURANCE NOTE
   5,000,000        7.750%, 06/15/30 ...................     AA1          5,646
                  GENERAL ELECTRIC CAPITAL CORP NOTE
   5,000,000        5.350%, 03/30/06 ...................     AAA          5,069
   5,000,000        7.375%, 01/19/10 ...................     AAA          5,559
                  GENERAL MOTORS ACCEPTANCE CORP NOTE
   5,000,000        5.800%, 03/12/03 ...................      A2          5,109
   5,000,000        7.250%, 03/02/11 ...................      A2          5,036
  11,500,000        6.875%, 09/15/11 ...................      A2         11,248
  10,000,000        8.000%, 11/01/31 ...................      A3         10,117
                  GOLDMAN SACHS GROUP, INC (DEB)
   5,000,000        6.875%, 01/15/11 ...................      A1          5,154
                  HARTFORD FINANCIAL SERVICES GROUP
                   (SR NOTE)
   5,000,000        7.900%, 06/15/10 ...................      A2          5,486
                  HOUSEHOLD FINANCE CO (SR NOTE)
   5,000,000        6.875%, 03/01/03 ...................      A2          5,211
   5,000,000        5.875%, 02/01/09 ...................      A2          4,751
   8,000,000        8.000%, 07/15/10 ...................      A2          8,687
   2,000,000        6.750%, 05/15/11 ...................      A2          1,990
   5,000,000        6.375%, 10/15/11 ...................      A2          4,842
                  INTERAMERICAN DEVELOPMENT NOTE
   5,000,000      e 7.375%, 01/15/10 ...................     AAA          5,571
                  INTERNATIONAL BANK FOR
                   RECONSTRUCTION & DEVELOPMENT
   5,000,000      e 5.000%, 03/28/06 ...................     AAA          5,080
                  JOHN HANCOCK
   5,000,000        5.625%, 12/01/08 ...................      A1          4,915

  PRINCIPAL                                               RATINGS+   VALUE (000)
  ---------                                               --------   -----------
                  LEHMAN BROTHERS HOLDINGS NOTE
 $ 5,000,000        6.250%, 05/15/06 ...................      A2      $   5,126
                  MORGAN STANLEY DEAN WITTER
                   (SR UNSUB)
   5,000,000        5.625%, 01/20/04 ...................     AA3          5,187
   5,000,000      e 6.750%, 04/15/11 ...................     AA3          5,117
                  NISOURCE FINANCE CORP
                   (GUARANTEE NOTE)
   5,000,000        5.750%, 04/15/03 ...................    BAA2          5,085
                  NORWEST FINANCIAL, INC (SR NOTE)
   5,000,000        6.700%, 09/22/04 ...................     AA2          5,317
                  PNC FUNDING CORP (GUARANTEE NOTE)
   5,000,000        5.750%, 08/01/06 ...................      A2          5,094
   5,000,000        7.500%, 11/01/09 ...................      A3          5,346
                  PROGRESSIVE CORP
  12,000,000        6.375%, 01/15/12 ...................      A2         11,901
                  ROYAL BANK OF SCOTLAND GROUP
                   (SUB NOTE)
   5,500,000      e 6.400%, 04/01/09 ...................     AA3          5,556
                  SALOMON SMITH BARNEY HOLDING NOTE
   5,000,000        6.500%, 02/15/08 ...................     AA1          5,221
                  SEARS ROEBUCK ACCEPTANCE NOTE
   5,000,000        6.000%, 03/20/03 ...................      A3          5,147
                  SUNTRUST BANK ATLANTA (SUB NOTE)
   6,480,000        7.250%, 09/15/06 ...................      A1          7,017
                  US BANK NA
   5,000,000        6.375%, 08/01/11 ...................      A1          5,065
                  US WEST CAPITAL FUNDING
                   (GUARANTEE NOTE)
   7,800,000        6.125%, 07/15/02 ...................    BAA1          7,864
                  WELLS FARGO BANK NA (SUB NOTE)
   5,000,000        7.200%, 05/01/03 ...................     AA2          5,262
   9,000,000        6.450%, 02/01/11 ...................     AA2          9,197
                                                                      ---------
                  TOTAL FINANCIAL SERVICES                              375,619
                                                                      ---------
HEALTH CARE--1.28%
                  ABBOTT LABS
  10,000,000        5.625%, 07/01/06 ...................     AA3         10,268
                  BRISTOL-MYERS SQUIBB
   9,500,000        4.750%, 10/01/06 ...................     AAA          9,408
   7,500,000        5.750%, 10/01/11 ...................     AAA          7,398
                  JOHNSON & JOHNSON CO DEB
   5,000,000        6.950%, 09/01/29 ...................     AAA          5,290
                  MERCK & CO, INC DEB
   2,000,000        6.400%, 03/01/28 ...................     AAA          1,993
  15,000,000        5.950%, 12/01/28 ...................     AAA         14,092
                  PFIZER, INC
   5,000,000        3.625%, 11/01/04 ...................     AAA          5,019
                  PHARMACIA CORP NOTE
   5,000,000        5.750%, 12/01/05 ...................      A1          5,170
                                                                      ---------
                  TOTAL HEALTH CARE                                      58,638
                                                                      ---------
OTHER MORTGAGE BACKED SECURITIES--3.09%
                  BANK OF AMERICA-FIRST UNION NB
                   SERIES 2001-3 (CLASS A2)
  24,750,000        5.464%, 04/11/37 ...................     AAA         23,492
                  CS FIRST BOSTON MORTGAGE SECURITIES
                   CORP SERIES 2001-CP4 (CLASS A4)
  14,000,000        6.180%, 12/15/35 ...................     AAA         13,965
                  FIRST UNION NATIONAL BANK
                   COMMERCIAL MORTGAGE
                   SERIES 1999-C4 (CLASS A2)
  23,087,000        7.390%, 12/15/31 ...................     AAA         24,926
                  GE CAPITAL COMMERCIAL MORTGAGE
                   CORP SERIES 2001-3 (CLASS A2)
  13,250,000        6.070%, 06/10/38 ...................     AAA         13,114

+As provided by Moody's Investors Services (Unaudited)

16    COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

       Statement of Investments - BOND MARKET ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                               RATINGS+   VALUE (000)
  ---------                                               --------   -----------
OTHER MORTGAGE BACKED SECURITIES--(CONTINUED)
                  JP MORGAN CHASE COMMERCIAL
                   MORTGAGE SECURITIES
                   SERIES 2001-CIB3 (CLASS A2)
$ 21,500,000      e 6.044%, 11/15/35 ...................     AAA       $ 21,692
                  JP MORGAN CHASE COMMERCIAL
                   MORTGAGE SECURITIES
                   SERIES 2001-CIBC (CLASS A3)
  10,000,000        6.260%, 03/15/33 ...................     AAA         10,042
                  LB COMMERCIAL CONDUIT MORTGAGE
                   TRUST SERIES 1998-C4 (CLASS A1B)
  21,500,000      e 6.210%, 10/15/35 ...................     AAA         21,858
                  LB COMMERCIAL MORTGAGE
                   TRUST SERIES 2001-C3 (CLASS A2)
  12,000,000        6.365%, 12/15/28 ...................     AAA         12,168
                                                                      ---------
                  TOTAL MORTGAGE BACKED SECURITIES                      141,257
                                                                      ---------
PRODUCER DURABLES--0.54%
                  EMERSON ELECTRIC
   5,000,000        5.625%, 11/15/13 ...................     AA3          4,727
                  INGERSOLL-RAND CO NOTE
   5,000,000        5.750%, 02/14/03 ...................      A3          5,142
                  TYCO INTERNATIONAL LTD
  10,000,000      e 5.800%, 08/01/06 ...................    BAA1         10,027
   5,000,000        6.375%, 10/15/11 ...................    BAA1          4,891
                                                                      ---------
                  TOTAL PRODUCER DURABLES                                24,787
                                                                      ---------
TRANSPORTATION--0.68%
                  BURLINGTON NORTH SANTA FE NOTE
   5,000,000        7.125%, 12/15/10 ...................    BAA2          5,230
                  NORFOLK SOUTHERN CORP (SR NOTE)
   5,000,000        7.250%, 02/15/31 ...................    BAA1          5,157
                  SOUTHWEST AIRLINES CORP
   2,000,000        5.496%, 11/01/06 ...................     AA2          1,958
                  UNION PACIFIC CORP
   4,400,000        7.600%, 05/01/05 ...................    BAA3          4,737
   5,000,000        5.750%, 10/15/07 ...................    BAA3          4,917
   5,000,000        7.250%, 11/01/08 ...................    BAA3          5,306
   3,970,000        6.650%, 01/15/11 ...................    BAA3          4,035
                                                                      ---------
                  TOTAL TRANSPORTATION                                   31,340
                                                                      ---------
TECHNOLOGY--0.11%
                  IBM CORP
   5,000,000        4.875%, 10/01/06 ...................      A1          4,985
                                                                      ---------
                  TOTAL TECHNOLOGY                                        4,985
                                                                      ---------
UTILITIES--5.64%
                  ALABAMA POWER CO (SR NOTE)
   5,000,000        7.125%, 08/15/04 ...................      A2          5,293
                  AMERICAN ELECTRIC POWER NOTE
   4,000,000        6.125%, 05/15/06 ...................    BAA1          3,953
                  ARIZONA PUBLIC SERVICE
   7,000,000      e 6.375%, 10/15/11 ...................    BAA1          6,722
                  A T & T CORP
   3,000,000    e,g 6.500%, 11/15/06 ...................      A3          3,045
   5,000,000        6.000%, 03/15/09 ...................      A3          4,755
   5,000,000      g 7.300%, 11/15/11 ...................      A3          5,138
   5,000,000      g 8.000%, 11/15/31 ...................      A3          5,231
                  A T & T WIRELESS GROUP
   5,000,000        7.875%, 03/01/11 ...................    BAA2          5,330
   5,000,000        8.750%, 03/01/31 ...................    BAA2          5,686
                  BELLSOUTH CAPITAL FUNDING DEB
   4,000,000      e 7.875%, 02/15/30 ...................     AA3          4,627
                  BELLSOUTH TELECOMMUNICATION NOTE
   5,000,000        6.500%, 06/15/05 ...................     AA2          5,298
                  BELLSOUTH CORP
   3,000,000        6.875%, 10/15/31 ...................     AA3          3,085
                  BRITISH TELECOM PLC DEB
   5,000,000        8.375%, 12/15/10 ...................    BAA1          5,524
   5,000,000        8.875%, 12/15/30 ...................    BAA1          5,738

  PRINCIPAL                                               RATINGS+   VALUE (000)
  ---------                                               --------   -----------
                  CINGULAR WIRE
$  2,000,000      g 7.125%, 12/15/31 ...................      A3        $ 2,017
                  CLEVELAND ELECTRIC ILLUMINATION CO
                   (FIRST MORTGAGE BOND)
   5,000,000        6.860%, 10/01/08 ...................    BAA2          5,071
                  COGENTRIX ENERGY, INC
                   (GUARANTEE NOTE)
   5,000,000        8.750%, 10/15/08 ...................    BAA3          5,215
                  CONSOLIDATED EDISON, INC NOTE
   5,000,000        6.375%, 04/01/03 ...................      A1          5,187
                  CONSUMERS ENERGY CO NOTE
   5,000,000        6.200%, 05/01/03 ...................    BAA3          5,064
                  DETROIT EDISON CO
   7,000,000        6.125%, 10/01/10 ...................      A3          6,852
                  DPL, INC
   3,000,000      g 6.875%, 09/01/11 ...................    BAA1          2,884
                  EL PASO ELECTRIC CO
                   (FIRST MORTGAGE BOND)
   5,000,000        8.900%, 02/01/06 ...................    BAA3          5,399
                  FIRST ENERGY CORP
   5,000,000        6.450%, 11/15/11 ...................    BAA2          4,895
                  FLORIDA POWER & LIGHT
                   (FIRST MORTGAGE BOND)
   5,000,000        6.875%, 12/01/05 ...................     AA3          5,278
                  FRANCE TELECOM NOTE
   5,000,000      g 7.750%, 03/01/11 ...................    BAA1          5,355
                  GEORGIA POWER CO (SR NOTE)
   5,000,000        5.500%, 12/01/05 ...................      A2          5,008
                  GTE CALIFORNIA, INC DEB
   5,000,000        7.650%, 03/15/07 ...................     AA3          5,523
                  LENFEST COMMUNICATIONS (SUB NOTE)
   5,000,000        8.250%, 02/15/08 ...................    BAA3          5,211
                  NATIONAL RURAL UTILITIES
   5,000,000        5.250%, 07/15/04 ...................     AA3          5,118
                  NIAGARA MOHAWK POWER
                   (FIRST MORTGAGE DEB)
   4,500,000        5.875%, 09/01/02 ...................    BAA2          4,583
                  NISOURCE FINANCE CORP
                   (GUARANTEE NOTE)
   5,000,000        7.875%, 11/15/10 ...................    BAA2          5,171
                  OHIO EDISON CO (FIRST MORTGAGE DEB)
   8,700,000        7.375%, 09/15/02 ...................    BAA1          8,968
                  PROGRESS ENERGY, INC (SR NOTE)
   5,000,000        7.750%, 03/01/31 ...................    BAA1          5,349
                  QWEST CAPITAL FUNDING
  10,000,000        7.000%, 08/03/09 ...................    BAA1          9,713
                  SBC COMMUNICATIONS, INC NOTE
   5,500,000        5.750%, 05/02/06 ...................     AA3          5,630
                  SPRINT CAPITAL CORP
                   (GUARANTEE NOTE)
   5,000,000        7.625%, 06/10/02 ...................    BAA1          5,103
   5,000,000        6.875%, 11/15/28 ...................    BAA1          4,573
                  TELECOM DE PUERTO RICO
  10,000,000        6.800%, 05/15/09 ...................    BAA1          9,668
                  TELUS CORP
   5,000,000        7.500%, 06/01/07 ...................    BAA2          5,204
                  VERIZON GLOBAL
  10,000,000        7.750%, 12/01/30 ...................      A1         11,091
                  VERIZON
  12,000,000      g 5.375%, 12/15/06 ...................      A2         11,934
                  VODAFONE GROUP PLC
   5,000,000        7.625%, 02/15/05 ...................      A2          5,376
  15,500,000        8.250%, 05/15/31 ...................      A3         16,344
                  WORLDCOM, INC NOTE
   6,000,000        7.500%, 05/15/11 ...................      A3          6,144
                                                                      ---------
                  TOTAL UTILITIES                                       258,353
                                                                      ---------
                  TOTAL CORPORATE BONDS
                   (COST $1,380,941)                                  1,371,506
                                                                      ---------

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    17

       Statement of Investments - BOND MARKET ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                RATINGS+     VALUE (000)
  ---------                                --------     -----------
 GOVERNMENT BONDS--68.27%
  AGENCY SECURITIES--16.13%
                 FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
$213,000,000   e,h 6.875%, 01/15/05 .......... AAA      $ 229,441
  11,200,000     e 5.250%, 01/15/06 .......... AAA         11,441
  14,000,000       5.750%, 04/15/08 .......... AAA         14,374
  30,000,000     e 6.375%, 08/01/11 .......... AA2         29,630
  15,000,000       5.875%, 03/21/11 .......... AA2         14,824
   3,000,000     e 7.100%, 04/10/07 .......... AAA          3,299
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  16,000,000     e 4.750%, 03/15/04 .......... AAA         16,415
  27,000,000     e 5.500%, 02/15/06 .......... AAA         27,818
  40,000,000     e 5.500%, 05/02/06 .......... AA2         40,775
  76,800,000     e 5.250%, 06/15/06 .......... AAA         78,204
  30,000,000     e 6.625%, 10/15/07 .......... AAA         32,363
 100,200,000       5.250%, 01/15/09 .......... AAA         99,276
  25,000,000     e 6.250%, 02/01/11 .......... AAA         25,395
 109,100,000       5.500%, 03/15/11 .......... AAA        107,173
   8,000,000     e 6.000%, 05/15/11 .......... AAA          8,135
                                                       ----------
                 TOTAL AGENCY SECURITIES                  738,563
                                                       ----------
FOREIGN GOVERNMENT BONDS--1.94%
                 CANADA GOVERNMENT NOTE
   5,500,000     e 6.750%, 08/28/06 .......... AA1          5,975
                 PROVINCE OF BRITISH COLUMBIA CANADA
   5,000,000       4.625%, 10/03/06 .......... AA2          4,929
  13,000,000       5.375%, 10/29/08 .......... AA2         12,949
                 PROVINCE OF MANITOBA CANADA
   5,000,000     e 4.250%, 11/20/06 .......... AA3          4,852
                 PROVINCE OF ONTARIO CANADA
  10,000,000       7.375%, 01/27/03 .......... AA3         10,525
  13,400,000       7.000%, 08/04/05 .......... AA3         14,367
   5,000,000       5.500%, 10/01/08 .......... AA3          5,015
                 PROVINCE OF QUEBEC CANADA
  10,000,000       6.125%, 01/22/11 ..........  A1         10,064
  10,000,000       7.500%, 09/15/29 ..........  A1         11,179
                 UNITED MEXICAN STATES NOTE
   5,000,000     e 9.875%, 01/15/07 ..........BAA3          5,663
   3,000,000     e 8.375%, 01/14/11 ..........BAA3          3,105
                                                       ----------
                   TOTAL FOREIGN GOVERNMENT BONDS          88,623
                                                       ----------
 MORTGAGE BACKED SECURITIES--36.98%
                FEDERAL HOME LOAN MORTGAGE CORP GOLD (FGLMC)
  36,000,000     h 7.500%, 01/15/17 ...................    37,710
  19,197,351       7.000%, 10/01/20 ...................    19,690
          60       6.500%, 02/01/29 ...................         0
  13,683,283       8.000%, 01/01/31 ...................    14,354
  82,000,000     h 7.000%, 01/25/32 ...................    83,615
 221,000,000     h 7.500%, 01/25/32 ...................   228,183
 120,000,000     h 6.500%, 01/25/32 ...................   120,150
 124,000,000     h 8.000%, 01/25/32 ...................   130,045
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
   2,914,651       6.000%, 04/01/11 ...................     2,957
   1,230,283       7.000%, 05/01/23 ...................     1,264
   7,505,136       7.000%, 07/01/13 ...................     7,797
   1,447,286       7.000%, 09/01/10 ...................     1,507
  81,054,526       7.000%, 10/01/31 ...................    82,745
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FMNA)
     943,193       6.000%, 12/01/02 ...................       958
     656,743       6.000%, 12/01/08 ...................       670
   6,393,573       6.500%, 05/01/09 ...................     6,583
   1,279,331       7.500%, 11/01/10 ...................     1,348
     919,319       8.000%, 06/01/11 ...................       962
     213,326       8.000%, 07/01/11 ...................       223
   3,678,486       6.000%, 03/01/13 ...................     3,728
  32,812,234     d 6.000%, 10/01/13 ...................    33,208
  37,400,616     d 6.000%, 12/01/13 ...................    37,852
   3,367,597       7.500%, 02/01/15 ...................     3,532

  PRINCIPAL                                             VALUE (000)
  ---------                                             -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FMNA)
$ 13,255,993      7.500%, 04/01/15 ....................  $ 13,893
     657,348       6.500%, 02/01/16 ...................       660
     760,030       6.500%, 03/01/16 ...................       764
     710,143       6.500%, 04/01/16 ...................       723
  23,419,014       6.500%, 09/01/16 ...................    23,914
  13,075,182     d 6.000%, 01/01/19 ...................    12,986
   1,443,036       6.000%, 02/01/19 ...................     1,433
   4,061,887       8.000%, 03/01/23 ...................     4,317
   6,234,914       8.000%, 07/01/24 ...................     6,616
   1,097,677       9.000%, 11/01/25 ...................     1,188
  13,960,086       6.000%, 01/01/28 ...................    13,739
   5,378,049       6.000%, 02/01/28 ...................     5,293
  34,589,418       6.000%, 02/01/28 ...................    34,042
  41,000,000     h 6.000%, 01/25/32 ...................    40,090
 220,000,000     h 6.500%, 01/25/32 ...................   220,000
 150,000,000     h 7.000%, 01/25/32 ...................   152,813
  34,000,000     h 7.500%, 01/25/32 ...................    35,084
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
     107,336       8.500%, 10/15/09 ...................       114
     400,766       8.500%, 12/15/09 ...................       425
   1,457,775       9.000%, 12/15/09 ...................     1,578
     380,328       8.500%, 01/15/10 ...................       405
      75,414       9.000%, 06/15/16 ...................        82
     103,833       9.000%, 08/15/16 ...................       113
     212,921       9.000%, 09/15/16 ...................       232
      16,659       9.000%, 10/15/16 ...................        18
      96,524       9.000%, 11/15/16 ...................       105
     209,525       9.000%, 12/15/16 ...................       229
   1,071,598       9.500%, 12/15/16 ...................     1,194
      67,732       9.000%, 07/15/17 ...................        74
      95,449       9.000%, 06/15/20 ...................       103
   3,464,410       6.500%, 09/15/23 ...................     3,511
   2,313,262       6.500%, 01/15/24 ...................     2,344
   1,599,930       6.500%, 03/15/24 ...................     1,621
   9,698,991       6.500%, 05/15/24 ...................     9,828
   1,100,122       8.000%, 06/15/24 ...................     1,166
   3,355,726       6.500%, 09/15/24 ...................     3,400
   8,424,111       8.500%, 09/20/30 ...................     8,912
  24,090,842       8.500%, 10/20/30 ...................    25,485
   6,966,149       8.500%, 11/20/30 ...................     7,369
   6,726,894       8.500%, 12/20/30 ...................     7,116
  37,006,006       6.500%, 06/15/31 ...................    37,221
  25,827,957       7.000%, 07/20/31 ...................    26,353
  59,000,000     h 6.500%, 01/15/32 ...................    59,203
  20,000,000     h 8.500%, 01/15/32 ...................    21,206
  85,000,000     h 7.000%, 01/25/32 ...................    86,806
                                                       ----------
                 TOTAL MORTGAGE BACKED SECURITIES       1,692,849
                                                       ----------
  U.S. TREASURY SECURITIES--13.22%
                 U.S.TREASURY BOND
   3,200,000       5.625%, 05/15/08 ...................     3,353
  27,000,000     e 10.000%, 05/15/10 ..................    31,894
 210,415,000       7.250%, 05/15/16 ...................   243,259
  87,800,000     e 8.750%, 05/15/17 ...................   115,347
                 U.S. TREASURY INFLATION INDEXED
  70,953,604     k 3.625%, 01/15/08 ...................    71,707
                U.S. TREASURY NOTE
   4,800,000     e 4.750%, 02/15/04 ...................     4,956
   4,800,000     e 5.250%, 05/15/04 ...................     5,005
   5,500,000     e 3.500%, 11/15/06 ...................     5,301
   5,705,000     e 5.000%, 08/15/11 ...................     5,687
                 U.S. TREASURY STRIP
 123,500,000       0.000%, 02/15/10 ...................    80,570
  82,000,000       0.000%, 02/15/15 ...................    38,288
                                                       ----------
                 TOTAL U.S. TREASURY SECURITIES           605,367
                                                       ----------
                 TOTAL GOVERNMENT BONDS
                  (COST $3,104,836)                     3,125,402
                                                       ----------
                 TOTAL BONDS
                  (COST $4,485,777)                     4,496,908
                                                       ----------


+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

18    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - BOND MARKET ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                         VALUE (000)
  ---------                                                         ----------
SHORT TERM INVESTMENTS--34.92%
 COMMERCIAL PAPER--23.62%
                  AMERICAN HONDA FINANCE CORP
$25,500,000       d 1.900%, 01/17/02 ..............................  $   25,478
 25,000,000       d 1.900%, 01/29/02 ..............................      24,964
 17,000,000       d 1.750%, 01/31/02 ..............................      16,974
                  ASSET SECURITIZATION COOP CORP
 17,600,000       c,d 2.120%, 01/03/02 ............................      17,597
 32,400,000       c,d 1.900%, 01/14/02 ............................      32,377
                  BETA FINANCE, INC
 44,500,000       c,d 1.990%, 01/14/02 ............................      44,469
  5,000,000       d 2.050%, 01/25/02 ..............................       4,994
                  CARGILL GLOBAL FUNDING PLC
 12,500,000       c 1.750%, 01/02/02 ..............................      12,499
                  CIESCO LP
 18,000,000       d 2.000%, 01/17/02 ..............................      17,985
 32,000,000       d 1.750%, 01/24/02 ..............................      31,961
                  CITICORP
 50,000,000       d 1.770%, 01/22/02 ..............................      49,945
                  COCA COLA CO
 20,000,000       d 1.830%, 01/16/02 ..............................      19,984
                  COCA-COLA ENTERPRISES INC
 15,000,000       c,d 1.850%, 01/10/02 ............................      14,992
                  COLGATE-PALMOLIVE CO
 25,000,000       c,d 1.750%, 01/18/02 ............................      24,977
                  CORPORATE ASSET FUNDING CORP INC
 20,000,000       c,d 1.850%, 01/10/02 ............................      19,990
                  DELAWARE FUNDING CORP
 18,000,000       c,d 1.840%, 01/09/02 ............................      17,992
                  EDISON ASSET SECURITIZATION LLC
 17,000,000       c,d 1.800%, 02/12/02 ............................      16,963
 33,000,000       c,d 1.720%, 02/22/02 ............................      32,913
                  ENTERPRISE FUNDING CORP
 15,600,000       c,d 1.820%, 01/11/02 ............................      15,591
                  ENTERPRISE FUNDING CORP
 34,471,000       c,d 1.850%, 02/05/02 ............................      34,409
                  EQUILON ENTERPRISES LLC
 29,500,000       d 1.780%, 01/09/02 ..............................      29,487
 38,500,000       d 1.820%, 01/10/02 ..............................      38,481
                  FLEET FUNDING CORP
 50,000,000       c,d 2.080%, 01/11/02 ............................      49,972
                  GANNETT, INC
 38,000,000       c,d 1.780%, 01/08/02 ............................      37,985
 12,000,000       c,d 1.920%, 01/18/02 ............................      11,989
                  GOVCO, INC
 13,800,000       c,d 2.050%, 01/22/02 ............................      13,785
 36,000,000       c,d 1.800%, 02/14/02 ............................      35,919
                  GREYHAWK FUNDING LLC
 40,000,000       c,d 2.060%, 01/22/02 ............................      39,956
 10,000,000       c,d 2.050%, 01/23/02 ............................       9,988
                  KITTY HAWK FUNDING CORP
 50,000,000       c,d 2.000%, 01/15/02 ............................      49,962
                  MAY DEPARTMENT STORES CO
 50,000,000       d 1.800%, 01/24/02 ..............................      49,940
                  PACCAR FINANCIAL CORP
 50,000,000       d 1.900%, 02/13/02 ..............................      49,889
                  PARK AVENUE RECEIVABLES CORP
 16,696,000       c,d 2.320%, 01/16/02 ............................      16,683
                  RECEIVABLES CAPITAL CORP
 12,000,000       c,d 2.080%, 01/16/02 ............................      11,990
 36,154,000       c,d 1.810%, 01/18/02 ............................      36,121
                  SALOMON SMITH BARNEY HOLDINGS, INC
 30,000,000       d 1.800%, 01/10/02 ..............................      29,985
 11,700,000       1.860%, 01/11/02 ................................      11,693
                  VERIZON GLOBAL FUNDING
 12,700,000       c 1.840%, 01/11/02 ..............................      12,693
                  VERIZON NETWORK FUNDING CORP
 27,681,000       d 1.800%, 01/07/02 ..............................      27,671
 40,000,000       d 1.770%, 01/17/02 ..............................      39,966
                                                                     ----------
                  TOTAL COMMERCIAL PAPER                              1,081,209
                                                                     ----------
                  U.S. GOVERNMENT AND AGENCIES--3.90%
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 52,800,000       d 1.890%, 01/08/02 ..............................      52,779
 65,000,000       d 1.670%, 02/05/02 ..............................      64,888
 11,000,000       d 1.815%, 02/07/02 ..............................      10,980
 50,000,000       d 1.810%, 02/21/02 ..............................      49,875
                                                                     ----------
                  TOTAL U.S. GOVERNMENT AND AGENCIES                    178,522
                                                                     ----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED--7.40%
 REPURCHASE AGREEMENTS
                  BEAR STEARNS & CO, 1.800% DATED 12/31/01,
                   DUE 01/02/02 IN THE AMOUNT OF $43,996,200
                   (FULLY COLLATERALIZED BY HIGH GRADE DEBT
                    OBLIGATIONS:
  43,994,000       TOTAL MARKET VALUE $45,342,807) ................      43,994
                 GOLDMAN SACHS & CO, 1.790% DATED 12/31/01, DUE
                  01/02/02 IN THE AMOUNT OF $89,842,467 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  89,838,000       TOTAL MARKET VALUE $91,634,806) ................      89,838
                 MERRILL LYNCH & CO, INC, 1.550% DATED 12/31/01,
                   DUE 01/02/02 IN THE AMOUNT OF $25,001,076 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  25,000,000       TOTAL MARKET VALUE $25,500,008) ................      25,000
                 MORGAN STANLEY & CO, INC, 1.700% DATED 12/31/01,
                   DUE 01/02/02 IN THE AMOUNT OF $90,004,250 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  90,000,000       TOTAL MARKET VALUE $92,161,695) ................      90,000
                 SALOMON SMITH BARNEY, INC , 1.800% DATED 12/31/01,
                   DUE 01/02/02 IN THE AMOUNT OF $90,004,500 (FULLY
                  COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  90,000,000       TOTAL MARKET VALUE $91,800,000) ................      90,000
                                                                     ----------
                 TOTAL INVESTMENTS OF CASH COLLATERAL                   338,832
                                                                     ----------
                 TOTAL SHORT TERM INVESTMENTS
                  (COST $1,595,811)                                   1,598,563
                                                                     ----------
                 TOTAL PORTFOLIO--133.15%
                  (COST $6,081,588)                                   6,095,471
                 OTHER ASSETS & LIABILITIES, NET--(33.15)%           (1,517,751)
                                                                     ----------
                 NET ASSETS--100.00%                                 $4,577,720
                                                                     ==========

--------------
c Commercial paper issued under the Private Placement exemption under Section
  4(2) of the Securities Act of 1933.

d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e All or a portion of these securities are out on loan.

g Securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At December 31, 2001, the value of these securities amounted to $ 68,354,000 or 1.49% of net assets.

h These securities were purchased on a delayed delivery basis.

k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    19

      Statement of Investments - SOCIAL CHOICE ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+    VALUE (000)
  ---------                                             -------     -----------
BONDS--40.14%
CORPORATE BONDS--12.33%
 ASSET BACKED--1.74%
                 CAPITAL ONE MASTER TRUST
                  SERIES 2000-2 (CLASS A)
$ 10,000,000       7.200%, 08/15/08 ...................   AAA       $ 10,813
                 CAPITAL ONE MASTER TRUST
                  SERIES 2001-3A (CLASS A)
  5,000,000        5.450%, 03/16/09 ...................   AAA          5,117
                 CONSECO FINANCE SECURITIZATIONS
                  CORP SERIES 2000-1 (CLASS A2)
  5,037,107        7.190%, 05/01/31 ...................   AAA          5,073
                 DISCOVER CARD MASTER TRUST
                  SERIES 1996-3 (CLASS B)
  5,000,000        6.250%, 08/18/08 ...................    A2          5,177
                 FLEETWOOD CREDIT GRANTOR TRUST
                  SERIES 1993-B (CLASS B)
    790,892        4.950%, 08/15/08 ...................   AAA            790
                 GREENPOINT MANUFACTURED HOUSIN G
                  SERIES 1999-1 (CLASS A2)
 14,522,982        6.010%, 08/15/15 ...................   AAA         14,866
                 HOUSEHOLD AUTOMOTIVE TRUST
                  SERIES 2000-2 (CLASS A3)
  4,500,000        3.680%, 04/17/06 ...................   AAA          4,490
                 MBNA MASTER CREDIT CARD TRUST
                  SERIES 2000-A (CLASS A)
 12,850,000        7.550%, 07/16/07 ...................    A2         13,725
                 MBNA MASTER CREDIT CARD TRUST
                  SERIES 2001-A (CLASS C3)
  5,000,000        6.550%, 12/15/08 ...................    A2          5,097
                 NATIONSCREDIT GRANTOR TRUST
                  SERIES 1997-2 (CLASS A1)
  1,159,467        6.350%, 04/15/14 ...................   AAA          1,201
                 RIDER VEHICLE LEASE TRUST
                  SERIES 2001-A (CLASS A4)
 10,000,000        5.810%, 08/15/06 ...................   AAA         10,367
                                                               -------------
                 TOTAL ASSET BACKED                                   76,716
                                                               -------------
  CONSUMER CYCLICAL--1.09%
                 A.H. BELO CORP DEB
  5,000,000        7.250%, 09/15/27 ...................  BAA3          4,139
                 CBS CORP
  6,500,000        6.875%, 09/01/03 ...................  BAA3          6,817
                 CLEAR CHANNEL COMMUNICATION
                  (SR NOTE)
  5,000,000      e 7.875%, 06/15/05 ...................  BAA3          5,235
  4,000,000        6.875%, 06/15/09 ...................  BAA2          4,042
                 COX COMMUNICATIONS, INC DEB
  5,000,000        6.530%, 02/01/28 ...................  BAA2          4,899
                 FEDERATED DEPT STORE
  2,875,000        7.450%, 07/15/17 ...................  BAA1          2,863
                 TIME WARNER, INC (GUARANTEE NOTE)
  5,000,000        6.625%, 05/15/29 ...................  BAA1          4,672
                 VIACOM, INC
  5,000,000      e 6.400%, 01/30/06 ...................    A3          5,174
                 WAL-MART STORES
  5,000,000      e 4.625%, 04/15/03 ...................   AA2          5,075
                 WALT DISNEY CO
  5,000,000        5.250%, 11/10/03 ...................    A2          5,098
                                                               -------------
                 TOTAL CONSUMER CYCLICAL                              48,014
                                                               -------------
  CONSUMER NON-CYCLICAL--0.49%
                 ALBERTSON'S, INC DEB
  7,000,000        8.000%, 05/01/31 ...................  BAA1          7,747
                 HEINZ (H.J.) CO
  4,000,000      g 6.625%, 07/15/11 ...................    A2          4,113
                 KELLOGG CO
  5,000,000        6.600%, 04/01/11 ...................  BAA2          5,131
                 SAFEWAY, INC NOTE
  4,155,000        7.500%, 09/15/09 ...................  BAA2          4,517
                                                               -------------
                 TOTAL CONSUMER NON-CYCLICAL                          21,508
                                                               -------------
  ENERGY--0.66%
                 ANADARKO FINANCE
  5,515,000        6.750%, 05/01/11 ...................  BAA3          5,605
                 BURLINGTON RESOURCE
  5,000,000        7.200%, 08/15/31 ...................    A3          4,837
  5,000,000        6.400%, 08/15/11 ...................    A3          4,840
                 LOUISIANA LAND & EXPLORATION
  3,950,000        7.625%, 04/15/13 ...................  BAA1          4,143
                 TRANSCONTINENTAL GAS
  5,000,000        6.125%, 01/15/05 ...................   BA2          5,001
                 WILLIAMS COS
  5,000,000        7.625%, 07/15/19 ...................  BAA2          4,943
                                                               -------------
                 TOTAL ENERGY                                         29,369
                                                               -------------

  FINANCIAL SERVICES--3.70%
                 AMERICAN GENERAL CORP
  5,000,000        7.500%, 08/11/10 ...................    A2          5,431
                 ARISTAR, INC (SR NOTE)
  5,000,000        5.850%, 01/27/04 ...................    A3          5,200
                 ASSOCIATES CORP NA (SR NOTE)
  5,000,000        6.250%, 11/01/08 ...................   AA3          5,154
                 BANK OF AMERICA (SUB NOTE)
 10,000,000        6.875%, 02/15/05 ...................   AA3         10,527
                 BANK ONE CORP
  9,700,000        6.375%, 01/30/09 ...................    A1          9,707
                 BANKBOSTON NA (SUB NOTE)
  3,000,000        6.375%, 04/15/08 ...................    A2          3,061
                 CITIGROUP INC (SR NOTE)
  5,000,000        6.750%, 12/01/05 ...................   AA1          5,294
  6,000,000      e 5.500%, 08/09/06 ...................   AA1          6,104
  5,000,000        7.250%, 10/01/10 ...................   AA2          5,363
  5,000,000        7.875%, 05/15/25 ...................   AA2          5,646
                 FIRST UNION CORP
 10,000,000        6.300%, 04/15/08 ...................    A2         10,176
                 FLEET NATIONAL BANK
  5,000,000        5.750%, 01/15/09 ...................    A1          4,848
                 GOLDMAN SACHS AND CO
  5,000,000        7.625%, 08/17/05 ...................    A1          5,372
                 HARTFORD FINANCIAL SERVICES GROUP
  6,000,000        6.375%, 11/01/08 ...................    A2          6,049
                 HOUSEHOLD FINANCE CO
  9,000,000        7.000%, 08/01/03 ...................    A2          9,470
  5,000,000        8.000%, 07/15/10 ...................    A2          5,430
  5,000,000        6.750%, 05/15/11 ...................    A2          4,975
                 JOHN HANCOCK GLOBAL
  5,000,000    e,g 5.625%, 06/27/06 ...................   AA2          5,047
                 JP MORGAN CHASE & CO (SUB NOTE)
  5,000,000        6.750%, 02/01/11 ...................    A1          5,125
                 KEY BANK NA (SUB NOTE)
  5,000,000        7.000%, 02/01/11 ...................   AA3          5,196
                 MELLON FUNDING CORP
  5,000,000        6.400%, 05/14/11 ...................    A1          5,080
                 MERRILL LYNCH & CO
  5,000,000        6.875%, 11/15/18 ...................   AA3          5,014
                 NISOURCE FINANCE CO
  5,000,000        7.500%, 11/15/03 ...................  BAA2          5,218
                 PNC FUNDING CORP (GUARANTEE NOTE)
  5,600,000        7.500%, 11/01/09 ...................    A3          5,988

+ As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

20    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

      Statement of Investments - SOCIAL CHOICE ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+    VALUE (000)
  ---------                                             -------     -----------
  FINANCIAL SERVICES--(CONTINUED)
                 SALOMON SMITH BARNEY HOLDING NOTE
$ 5,000,000        6.375%, 10/01/04 ....................     AA3    $     5,264
                 SEARS ROEBUCK ACCEPTANCE NOTE
  5,000,000        6.990%, 09/30/02 ....................      A2          5,128
  3,000,000        6.000%, 03/20/03 ....................      A3          3,088
                 WELLS FARGO & CO (SR NOTE)
  5,000,000        7.000%, 11/01/05 ....................     AA2          5,349
                                                                    -----------
                 TOTAL FINANCIAL SERVICES                               163,304
                                                                    -----------
  HEALTH CARE--0.61%
                 BRISTOL-MYERS SQUIBB
  5,000,000        4.750%, 10/01/06 ....................     AAA          4,952
                 JOHNSON & JOHNSON CO DEB
  9,215,000        6.950%, 09/01/29 ....................     AAA          9,749
                 MERCK & CO, INC DEB
  6,000,000        5.250%, 07/01/06 ....................     AAA          6,052
  6,380,000        5.950%, 12/01/28 ....................     AAA          5,994
                                                                  -------------
                 TOTAL HEALTH CARE                                       26,747
                                                                  -------------
  OTHER MORTGAGE BACKED SECURITIES--1.80%
                 BEAR STEARNS COMMERCIAL MORTGAGE
                  SECURITIES SERIES 1999-WF2
                  (CLASS A2)
  4,000,000        7.080%, 06/15/09 ....................     AAA          4,234
                 JP MORGAN CHASE COMMERCIAL
                  MORTGAGE FINANCE CORP
                  SERIES 1997-C5 (CLASS A2)
 29,673,947        7.069%, 09/15/29 ....................     AAA         31,196
                 JP MORGAN CHASE COMMERCIAL
                  MORTGAGE FINANCE CORP
                  SERIES 2001-CIB3 (CLASS A2)
 13,000,000        6.044%, 11/15/35 ....................     AAA         13,116
                 JP MORGAN CHASE COMMERCIAL
                  MORTGAGE FINANCE CORP
                  SERIES 2001-CIBC (CLASS A3)
  5,590,000        6.260%, 03/15/33 ....................     AAA          5,614
                 LB COMMERCIAL CONDUIT MORTGAGE
                  TRUST SERIES 1998-C4 (CLASS AIB)
 15,000,000        6.210%, 10/15/35 ....................     AAA         15,250
                 LB COMMERCIAL MORTGAGE TRUST
                  SERIES 2001-C3 (CLASS A2)
 10,000,000        6.133%, 12/15/30 ....................     AAA          9,896
                                                                    -----------
                 TOTAL MORTGAGE BACKED SECURITIES                       79,306
                                                                    -----------
  PRODUCER DURABLES--0.24%
                 EMERSON ELECTRIC CO
  8,500,000        5.750%, 11/01/11 ....................     AA3          8,200
                 INGERSOLL-RAND CO NOTE
  2,500,000        5.750%, 02/14/03 ....................      A3          2,571
                                                                    -----------
                 TOTAL PRODUCER DURABLES                                 10,771
                                                                    -----------
  TECHNOLOGY--0.24%
                 ELECTRONIC DATA SYSTEM NOTE
  5,500,000        7.450%, 10/15/29 ....................      A1          5,714
                 INTERNATIONAL BUSINESS MACHINES
  5,000,000        6.500%, 01/15/28 ....................      A1          4,966
                                                                    -----------
                 TOTAL TECHNOLOGY                                        10,680
                                                                    -----------
  TRANSPORTATION--0.27%
                 DELTA AIRLINES, INC SERIES 1992-B1
                  (PASS THRU CERTIFICATE)
  1,941,274        8.270%, 09/23/07 ....................    BAA1          1,911
                 DELTA AIRLINES, INC DEB
  4,435,834        8.950%, 01/12/12 ....................    BAA1          4,396
                 NORFOLK SOUTHERN
  5,000,000        7.800%, 05/15/27 ....................    BAA1          5,483
                                                                    -----------
                 TOTAL TRANSPORTATION                                    11,790
                                                                    -----------

  UTILITIES--1.49%
                 A T & T CORP NOTE
$ 5,000,000        6.500%, 03/15/29 ....................      A1    $     4,368
  5,000,000      g 7.300%, 11/15/11 ....................      A3          5,138
                 BELLSOUTH CORP
  5,000,000        6.875%, 10/15/31 ....................     AA3          5,141
                 NEW ENGLAND TELEPHONE & TELEGRAPH
  5,000,000      e 7.650%, 06/15/07 ....................     AA2          5,478
                 QWEST CAPITAL FUNDING NOTE
  5,000,000        7.000%, 08/03/09 ....................    BAA1          4,856
                 SBC COMMUNICATIONS, INC NOTE
  3,500,000        5.750%, 05/02/06 ....................     AA3          3,583
                 SPRINT CAPITAL CORP
                  (GUARANTEE NOTE)
  2,000,000        5.875%, 05/01/04 ....................    BAA1          2,046
  3,000,000        6.125%, 11/15/08 ....................    BAA1          2,918
  5,500,000        6.875%, 11/15/28 ....................    BAA1          5,031
                 VERIZON GLOBAL FUNDING CORP
  5,000,000      e 6.750%, 12/01/05 ....................      A1          5,277
  5,000,000        5.650%, 11/15/11 ....................     AA2          4,803
  7,000,000      g 5.375%, 12/15/06 ....................      A2          6,961
                 WORLDCOM, INC
  5,000,000      g 7.375%, 01/15/06 ....................      A3          5,195
  5,000,000        8.250%, 05/15/31 ....................      A3          5,272
                                                                    -----------
                 TOTAL UTILITIES                                         66,067
                                                                    -----------
                 TOTAL CORPORATE BONDS
                  (COST $594,700)                                       544,272
                                                                    -----------
GOVERNMENT BONDS--27.81%
 AGENCY SECURITIES--6.51%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
 80,500,000    e,h 6.875%, 01/15/05 ....................     AAA         86,714
 42,000,000        5.750%, 04/15/08 ....................     AAA         43,122
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 10,000,000        5.500%, 05/02/06 ....................     AAA         10,194
 72,900,000      e 5.250%, 06/15/06 ....................     AAA         74,233
 10,000,000      e 7.125%, 03/15/07 ....................     AAA         11,014
 16,000,000      e 6.625%, 10/15/07 ....................     AAA         17,260
 17,000,000        6.250%, 02/01/11 ....................     AAA         17,268
 28,000,000      e 5.500%, 03/15/11 ....................     AAA         27,506
                                                                    -----------
                 TOTAL AGENCY SECURITIES                                287,311
                                                                    -----------
FOREIGN GOVERNMENT BONDS--0.77%
                 PROVINCE OF ALBERTA CANADA
 10,000,000        4.875%, 10/29/03 ....................     AA2         10,246
                 PROVINCE OF ONTARIO CANADA
  5,000,000      e 7.625%, 06/22/04 ....................     AA3          5,450
                 PROVINCE OF QUEBEC CANADA NOTE DEB
  5,500,000      e 7.000%, 01/30/07 ....................      A2          5,928
 11,000,000        7.500%, 09/15/29 ....................      A1         12,297
                                                                    -----------
                 TOTAL FOREIGN GOVERNMENT BONDS                          33,921
                                                                    -----------
  MORTGAGE BACKED SECURITIES--14.61%
                 FEDERAL HOME LOAN MORTGAGE CORP GOLD (FGLMC)
  1,984,920        6.000%, 03/01/11 ...............................       2,014
 10,000,000      h 7.500%, 01/15/17 ...............................      10,475
 15,997,793        7.000%, 10/01/20 ...............................      16,408
    492,404        7.000%, 05/01/23 ...............................         506
 12,450,238        6.500%, 03/01/29 ...............................      12,502
  8,133,420        8.000%, 01/01/31 ...............................       8,532
 10,523,542        7.000%, 10/01/31 ...............................      10,743
 64,000,000      h 6.500%, 01/25/32 ...............................      64,428
 35,000,000      h 7.000%, 01/25/32 ...............................      35,689
 59,000,000      h 7.500%, 01/25/32 ...............................      60,918
 40,000,000      h 8.000%, 01/25/32 ...............................      41,950


+ As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    21

      Statement of Investments - SOCIAL CHOICE ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                         VALUE (000)
  ---------                                                         -----------
MORTGAGE BACKED SECURITIES--(CONTINUED)
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$ 28,537,452       7.000%, 10/01/31 ............................... $    29,132
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
     28,324        8.500%, 02/01/05 ...............................          29
    486,060        7.500%, 06/01/11 ...............................         512
    308,346        8.000%, 06/01/11 ...............................         323
    426,650        8.000%, 07/01/11 ...............................         446
    106,528        7.500%, 08/01/11 ...............................         112
    168,578        7.500%, 09/01/11 ...............................         178
    450,965        7.500%, 10/01/11 ...............................         475
  3,504,242        7.000%, 04/01/12 ...............................       3,642
  1,881,006        6.500%, 09/01/12 ...............................       1,932
 44,204,075      d 6.000%, 03/01/13 ...............................      44,797
 17,173,136      d 6.000%, 12/01/13 ...............................      17,380
     74,726        8.500%, 11/01/14 ...............................          80
  4,009,542        6.500%, 09/01/16 ...............................       4,094
  3,963,089        6.500%, 10/01/16 ...............................       4,047
  6,577,848        6.000%, 01/01/19 ...............................       6,533
  6,182,835        6.000%, 02/01/19 ...............................       6,141
  1,114,005        8.000%, 03/01/23 ...............................       1,184
  1,724,991        8.000%, 07/01/24 ...............................       1,830
 29,702,000      h 6.500%, 10/01/31 ...............................      29,702
 33,000,000      h 6.000%, 01/25/32 ...............................      32,268
 40,000,000      h 6.500%, 01/25/32 ...............................      40,000
 19,000,000      h 7.500%, 01/25/32 ...............................      19,606
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
    163,248        8.500%, 09/15/09 ...............................         173
    210,600        8.500%, 10/15/09 ...............................         224
     97,352        8.500%, 12/15/09 ...............................         104
  1,409,479        9.000%, 12/15/09 ...............................       1,526
  1,171,908        9.000%, 12/15/17 ...............................       1,280
     67,558        9.000%, 03/15/20 ...............................          73
     71,346        9.000%, 08/15/20 ...............................          77
  1,059,430        8.000%, 06/15/22 ...............................       1,126
    571,617        6.500%, 08/15/23 ...............................         579
    348,095        6.500%, 09/15/23 ...............................         353
 25,928,280        8.500%, 10/20/30 ...............................      27,428
  8,457,058        6.500%, 05/20/31 ...............................       8,469
  5,817,422        6.500%, 06/15/31 ...............................       5,851
 11,991,551        7.000%, 07/20/31 ...............................      12,235
  8,000,000      h 8.500%, 01/15/32 ...............................       8,482
 48,000,000      h 7.000%, 01/25/32 ...............................      49,020
 19,000,000      h 6.500%, 01/15/32 ...............................      19,065
                                                                    -----------
                 TOTAL MORTGAGE BACKED SECURITIES                       644,673
                                                                    -----------
U.S. TREASURY SECURITIES--5.92%
                 U.S. TREASURY BOND
 14,000,000        10.000%, 05/15/10 ..............................      16,538
173,300,000        7.250%, 05/15/16 ...............................     200,350
                 U.S. TREASURY INFLATION INDEXED
 27,501,397      k 3.625%, 01/15/08 ...............................      27,793
                 U.S. TREASURY NOTE
  4,460,000      e 6.125%, 08/15/07 ...............................       4,795
                 U.S TREASURY STRIP
 25,800,000        0.000%, 02/15/15 ...............................      12,047
                                                                    -----------
                 TOTAL U.S. TREASURY SECURITIES                        261,523
                                                                    -----------
                 TOTAL GOVERNMENT BONDS
                  (COST $1,182,286)                                   1,227,428
                                                                    -----------
                 TOTAL BONDS
                  (COST $1,776,986)                                   1,771,700
                                                                    -----------
  SHARES
  ------
COMMON STOCK--60.12%
 BASIC INDUSTRIES--1.46%
    189,200        AIR PRODUCTS & CHEMICALS, INC ..................     $ 8,875
    131,800        AVERY DENNISON CORP ............................       7,451
    149,952      * BIRMINGHAM STEEL CORP ..........................          48
     57,000        CABOT CORP .....................................       2,035
         87      * CABOT MICROELECTRONICS CORP ....................           7
    396,000      * CROWN CORK & SEAL CO, INC ......................       1,006
     97,900        ECOLAB, INC ....................................       3,940
     22,300        ENGELHARD CORP .................................         617
     13,000     e* FLEETWOOD ENTERPRISES, INC .....................         147
     39,012        H.B. FULLER CO .................................       1,122
    224,300        MASCO CORP .....................................       5,495
      5,800        NCH CORP .......................................         302
     89,150        POLYONE CORP ...................................         874
    193,400        PPG INDUSTRIES, INC ............................      10,003
      2,000        PULTE HOMES, INC ...............................          89
     50,662        SCHULMAN (A.), INC .............................         692
     86,200        SIGMA-ALDRICH CORP .............................       3,397
    126,950        SONOCO PRODUCTS CO .............................       3,374
      2,000        STANLEY WORKS ..................................          93

    481,317        STORA ENSO OYJ (SPON ADR) ......................       5,901
     94,700        VULCAN MATERIALS CO ............................       4,540
     29,200        WD-40 CO .......................................         778
    270,750        WORTHINGTON INDUSTRIES, INC ....................       3,845
                                                                    -----------
                   TOTAL BASIC INDUSTRIES                                64,631
                                                                    -----------

 CONSUMER CYCLICAL--6.47%
        500      * AMERCO .........................................           9
  1,171,910     e* AOL TIME WARNER, INC ...........................      37,618
     23,900        BANDAG, INC ....................................         831
    177,400      * CLEAR CHANNEL COMMUNICATIONS, INC ..............       9,031
      6,300      * COMCAST CORP (CLASS A) .........................         227
    266,500     e* COMCAST CORP (CLASS A) SPECIAL .................       9,594
     94,890     e* COX COMMUNICATIONS, INC (CLASS A) ..............       3,977
    102,200        DARDEN RESTAURANTS, INC ........................       3,618
    374,300        DELPHI AUTOMOTIVE SYSTEMS CORP .................       5,113
    704,725        WALT DISNEY CO .................................      14,602
     41,000        DOW JONES & CO, INC ............................       2,244
     62,400   b,e* FEDERAL-MOGUL CORP .............................          49
      1,000      * FEDERATED DEPARTMENT STORES, INC ...............          41
    155,300        GANNETT CO, INC ................................      10,441
    202,830        GAP, INC .......................................       2,827
    191,850        GENUINE PARTS CO ...............................       7,041
     52,700        GRACO, INC .....................................       2,058
    126,900        HARLEY-DAVIDSON, INC ...........................       6,892
    150,300        INTERPUBLIC GROUP OF COS, INC ..................       4,440
     76,400        JOHNSON CONTROLS, INC ..........................       6,169
     23,700      * KMART CORP .....................................         129
     11,300        KNIGHT RIDDER, INC .............................         734
     25,500      * KOHL'S CORP ....................................       1,796
    135,496      * LIBERTY MEDIA CORP (CLASS A) ...................       1,897
     22,700        LIMITED, INC ...................................         334
     15,800        LIZ CLAIBORNE, INC .............................         786
     76,300        MARRIOTT INTERNATIONAL, INC (CLASS A) ..........       3,102
     50,400        MAY DEPARTMENT STORES CO .......................       1,864
    610,300        MCDONALD'S CORP ................................      16,155
    114,700        MCGRAW-HILL COS, INC ...........................       6,994
     20,100        MODINE MANUFACTURING CO ........................         469
     42,200        NEW YORK TIMES CO (CLASS A) ....................       1,825
     92,700        NIKE, INC (CLASS B) ............................       5,213
     89,100        OMNICOM GROUP, INC .............................       7,961
     60,200        J.C. PENNEY CO, INC ............................       1,619
      7,200        SEARS ROEBUCK & CO .............................         343
     90,400      * STARBUCKS CORP .................................       1,722
    148,500        TARGET CORP ....................................       6,096
     71,563        TRIBUNE CO .....................................       2,679


22    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - SOCIAL CHOICE ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
 CONSUMER CYCLICAL--(CONTINUED)
     24,900        VF CORP ........................................       $ 971
    572,944      * VIACOM, INC (CLASS B) ..........................      25,295
     78,400        VISTEON CORP ...................................       1,179
  1,188,700        WAL-MART STORES, INC ...........................      68,410
     16,100        WHIRLPOOL CORP .................................       1,181
                                                                    -----------
                   TOTAL CONSUMER CYCLICAL                              285,576
                                                                    -----------
 CONSUMER NON-CYCLICAL--6.41%
    144,758        ALBERTSON'S, INC ...............................       4,558
     96,700        AVON PRODUCTS, INC .............................       4,497
     41,000      * BEST BUY CO, INC ...............................       3,054
    179,100        CAMPBELL SOUP CO ...............................       5,350
    122,200        CLOROX CO ......................................       4,833
    826,600        COCA-COLA CO ...................................      38,974
     96,100      e COCA-COLA ENTERPRISES, INC .....................       1,820
    227,900        COLGATE-PALMOLIVE CO ...........................      13,161
     53,300      * COSTCO WHOLESALE CORP ..........................       2,365
     97,476        CVS CORP .......................................       2,885
     66,200        GENERAL MILLS, INC .............................       3,443
    366,500        GILLETTE CO ....................................      12,241
     72,150        HASBRO, INC ....................................       1,171
    179,450        HEINZ (H.J.) CO ................................       7,379
     68,000        HERSHEY FOODS CORP .............................       4,604
    688,050        HOME DEPOT, INC ................................      35,097
     49,878        INTERNATIONAL FLAVORS & FRAGRANCES, INC ........       1,482
    163,700        KELLOGG CO .....................................       4,927
    210,800      * KROGER CO ......................................       4,399
    196,000        LOWE'S COS .....................................       9,096
    215,291        MATTEL, INC ....................................       3,703
      5,800        MCCORMICK & CO, INC (NON-VOTE) .................         243
    165,283        NEWELL RUBBERMAID, INC .........................       4,557
     39,400        PEPSIAMERICAS INC ..............................         544
    613,380        PEPSICO, INC ...................................      29,865
    487,800        PROCTER & GAMBLE CO ............................      38,600
     39,194        RADIOSHACK CORP ................................       1,180
    146,000      * SAFEWAY, INC ...................................       6,096
     45,950      * TOYS "R" US, INC ...............................         953
    288,614        UNILEVER NV (NEW YORK SHS) .....................      16,627
    287,000        WALGREEN CO ....................................       9,660
    106,800        WRIGLEY (WM.) JR CO ............................       5,486
                                                                    -----------
                   TOTAL CONSUMER NON-CYCLICAL                         282,850
                                                                    -----------
 ENERGY--2.70%
    256,569        ANADARKO PETROLEUM CORP ........................      14,586
    241,340        APACHE CORP ....................................      12,038
    295,500        BAKER HUGHES, INC ..............................      10,777
     73,400      * BJ SERVICES CO .................................       2,382
    303,100        BURLINGTON RESOURCES, INC ......................      11,378
    199,736      e DEVON ENERGY CORP ..............................       7,720
    230,900      e EOG RESOURCES, INC .............................       9,030
    195,175      * GRANT PRIDECO, INC .............................       2,245
    349,700        HALLIBURTON CO .................................       4,581
     27,700        HELMERICH & PAYNE, INC .........................         925
     94,100        MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ...       5,016
    138,500      e MURPHY OIL CORP ................................      11,640
    123,000      * NABORS INDUSTRIES, INC .........................       4,223
    162,647        NOBLE AFFILIATES, INC ..........................       5,740
    102,366      * NOBLE DRILLING CORP ............................       3,485
     76,000      * ROWAN COS, INC .................................       1,472
     24,200      * SMITH INTERNATIONAL, INC .......................       1,298
    261,617        TRANSOCEAN SEDCO FOREX, INC ....................       8,848
     42,475      * WEATHERFORD INTERNATIONAL, INC .................       1,583
                                                                    -----------
                   TOTAL ENERGY                                         118,967
                                                                    -----------
 FINANCIAL SERVICES--12.85%
    138,253        AEGON NV (ARS) .................................       3,701
    144,500        AFLAC, INC .....................................       3,549
    255,306        ALLSTATE CORP ..................................       8,604
    512,000        AMERICAN EXPRESS CO ............................      18,273
    915,536        AMERICAN INTERNATIONAL GROUP, INC ..............      72,694
    127,500        AON CORP .......................................       4,529
    569,348        BANK OF AMERICA CORP ...........................      35,840
    250,886        BANK OF NEW YORK CO, INC .......................      10,236
    353,667        BANK ONE CORP ..................................      13,811
    102,700        BB&T CORP ......................................       3,708
      1,900        BEAR STEARNS COS, INC ..........................         111
     64,600        CAPITAL ONE FINANCIAL CORP .....................       3,485
     49,700        CHUBB CORP .....................................       3,429
  1,576,174        CITIGROUP, INC .................................      79,565
     10,500      * CNA FINANCIAL CORP .............................         306
     56,053     e* CONSECO, INC ...................................         250
      2,000        COUNTRYWIDE CREDIT INDUSTRIES, INC .............          82
     27,700        CRESCENT REAL ESTATE EQUITIES CO ...............         502
    130,348        EQUITY OFFICE PROPERTIES TRUST .................       3,921
    364,500        FANNIE MAE .....................................      28,978
    159,550        FIFTH THIRD BANCORP ............................       9,785
    366,134        FLEETBOSTON FINANCIAL CORP .....................      13,364
    235,400        FREDDIE MAC ....................................      15,395

     16,369      * GARTNER, INC (CLASS B) .........................         183
     39,100        HARTFORD FINANCIAL SERVICES GROUP, INC .........       2,457
    232,282        HOUSEHOLD INTERNATIONAL, INC ...................      13,458
     27,300        JEFFERSON-PILOT CORP ...........................       1,263
     87,500        JOHN HANCOCK FINANCIAL SERVICES, INC ...........       3,614
    687,514        JP MORGAN CHASE & CO ...........................      24,991
    107,100        KEYCORP ........................................       2,607
     34,000        LEHMAN BROTHERS HOLDINGS, INC ..................       2,271
      2,000        LINCOLN NATIONAL CORP ..........................          97
    138,220        MARSH & MCLENNAN COS, INC ......................      14,852
    369,525        MBNA CORP ......................................      13,007
    147,100        MELLON FINANCIAL CORP ..........................       5,534
    251,200        MERRILL LYNCH & CO, INC ........................      13,093
    259,000      e METLIFE, INC ...................................       8,205
    335,696        MORGAN STANLEY DEAN WITTER & CO ................      18,779
    218,919        NATIONAL CITY CORP .............................       6,401
     59,000        NORTHERN TRUST CORP ............................       3,553
    104,600        PNC FINANCIAL SERVICES GROUP, INC ..............       5,879
    242,600      * PROVIDIAN FINANCIAL CORP .......................         861
     20,600        ROUSE CO .......................................         603
      1,400        SAFECO CORP ....................................          44
    347,900        CHARLES SCHWAB CORP ............................       5,382
     92,500        SIMON PROPERTY GROUP, INC ......................       2,713
     11,000        ST. PAUL COS, INC ..............................         484
     60,200        STATE STREET CORP ..............................       3,145
    107,300        SUNTRUST BANKS, INC ............................       6,728
      9,800        GOLDMAN SACHS GROUP, INC .......................         909
    558,379        U.S. BANCORP ...................................      11,687
     74,900        USA EDUCATION, INC .............................       6,293
    542,848        WACHOVIA CORP ..................................      17,024
    254,074        WASHINGTON MUTUAL, INC .........................       8,308
     53,700        WEINGARTEN REALTY INVESTORS ....................       2,578
    595,940        WELLS FARGO & CO ...............................      25,894
                                                                    -----------
                   TOTAL FINANCIAL SERVICES                             567,015
                                                                    -----------
 HEALTH CARE--9.48%
     20,700        AETNA, INC (NEW) ...............................         683
     57,400        ALLERGAN, INC ..................................       4,308
     13,978        AMERISOURCEBERGEN CORP .........................         888
    356,000      * AMGEN, INC .....................................      20,093
     61,500        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ........       2,415
     30,800        BAUSCH & LOMB, INC .............................       1,160
    323,200        BAXTER INTERNATIONAL, INC ......................      17,333
    150,900        BECTON DICKINSON & CO ..........................       5,002
    120,375        BIOMET, INC ....................................       3,720
    118,800      * BOSTON SCIENTIFIC CORP .........................       2,865
    708,385        BRISTOL-MYERS SQUIBB CO ........................      36,128
    182,900        CARDINAL HEALTH, INC ...........................      11,826


                        SEE NOTES TO FINANCIAL STATEMENTS

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    23

      Statement of Investments - SOCIAL CHOICE ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
 HEALTH CARE--(CONTINUED)
     54,600        CIGNA CORP ..................................... $     5,059
      5,980      * EDWARDS LIFESCIENCES CORP ......................         165
     64,500      * FOREST LABORATORIES, INC .......................       5,286
     35,130      * GENZYME CORP (BIOSURGERY DIVISION) .............         187
     40,000      * GENZYME CORP (GENERAL DIVISION) ................       2,394
      4,026      * GENZYME CORP (MOLECULAR ONCOLOGYDIVISION) ......          32
    109,600      * GUIDANT CORP ...................................       5,458
    241,755        HCA, INC .......................................       9,317
     40,900        HILLENBRAND INDUSTRIES, INC ....................       2,261
     24,100      * HUMANA, INC ....................................         284
    138,800        IMS HEALTH, INC ................................       2,708
     30,875      * IVAX CORP ......................................         622
  1,092,264        JOHNSON & JOHNSON ..............................      64,553
     12,408      * LIFEPOINT HOSPITALS, INC .......................         422
    417,700        LILLY (ELI) & CO ...............................      32,806
    114,000        MCKESSON CORP ..................................       4,264
    442,300        MEDTRONIC, INC .................................      22,650
    775,000      e MERCK & CO, INC ................................      45,570
     42,700        MYLAN LABORATORIES, INC ........................       1,601
  1,621,800        PFIZER, INC ....................................      64,629
    590,400        SCHERING-PLOUGH CORP ...........................      21,142
     15,898      * ST. JUDE MEDICAL, INC ..........................       1,234
      2,000        STRYKER CORP ...................................         117
      6,940      * SYNAVANT, INC ..................................          28
    130,700      * TENET HEALTHCARE CORP ..........................       7,675
     12,408      * TRIAD HOSPITALS, INC ...........................         364
    128,700        UNITEDHEALTH GROUP, INC ........................       9,108
     66,078      * ZIMMER HOLDINGS, INC ...........................       2,018
                                                                    -----------
                   TOTAL HEALTH CARE                                    418,375
                                                                    -----------
 OTHER--0.51%
        151      * BERKSHIRE HATHAWAY, INC (CLASS A) ..............      11,416
         22      * BERKSHIRE HATHAWAY, INC (CLASS B) ..............          56
     29,750      * DUN & BRADSTREET CORP ..........................       1,050
     59,100        MOODY'S CORP ...................................       2,356
     20,220      * R.H. DONNELLEY CORP ............................         587
      8,600      * ROBERT HALF INTERNATIONAL, INC .................         230
    260,400        SYSCO CORP .....................................       6,828
                                                                    -----------
                   TOTAL OTHER                                           22,523
                                                                    -----------
 PRODUCER DURABLES--2.13%
      2,000        AMERICAN WATER WORKS CO, INC ...................          84
     30,000        BALDOR ELECTRIC CO .............................         627
    155,700        COOPER INDUSTRIES, INC .........................       5,437
     33,800        CUMMINS, INC ...................................       1,303
    120,800        DEERE & CO .....................................       5,274
    312,200        EMERSON ELECTRIC CO ............................      17,827
     82,700        GRAINGER (W.W.), INC ...........................       3,970
    243,000        ILLINOIS TOOL WORKS, INC .......................      16,456
     10,976      * IMAGISTICS INTERNATIONAL, INC ..................         136
    124,000        INGERSOLL-RAND CO ..............................       5,184
    233,022        MINNESOTA MINING & MANUFACTURING CO ............      27,546
     28,000        NORDSON CORP ...................................         739
    137,200        PITNEY BOWES, INC ..............................       5,160
     63,300      * THOMAS & BETTS CORP ............................       1,339
    293,900        XEROX CORP .....................................       3,062
                                                                    -----------
                   TOTAL PRODUCER DURABLES                               94,144
                                                                    -----------
 TECHNOLOGY--11.68%
     21,400      * 3COM CORP ......................................         137
    188,900      * ADC TELECOMMUNICATIONS, INC ....................         869
     35,700        ADOBE SYSTEMS, INC .............................       1,108
    107,800      * ADVANCED MICRO DEVICES, INC ....................       1,710
    131,405      * AGILENT TECHNOLOGIES, INC ......................       3,746
    129,800      * ALTERA CORP ....................................       2,754
     73,700      * AMERICAN POWER CONVERSION CORP .................       1,066
    109,500      * ANALOG DEVICES, INC ............................       4,861
     98,300      * APPLE COMPUTER, INC ............................       2,153
    239,100      * APPLIED MATERIALS, INC .........................       9,588
    310,400        AUTOMATIC DATA PROCESSING, INC .................      18,283
     63,991      * AVAYA, INC .....................................         777
     48,800        AVNET, INC .....................................       1,243
     89,200     e* BROADCOM CORP (CLASS A) ........................       3,646
  2,014,900      * CISCO SYSTEMS, INC .............................      36,490
    542,910        COMPAQ COMPUTER CORP ...........................       5,299
    126,625        COMPUTER ASSOCIATES INTERNATIONAL, INC .........       4,367
     42,700      * COMVERSE TECHNOLOGY, INC .......................         955
     13,500      * CONCORD EFS, INC ...............................         443
    460,100     e* CORNING, INC ...................................       4,104
    708,070      * DELL COMPUTER CORP .............................      19,245
     24,300        DELUXE CORP ....................................       1,010
     10,462        DIEBOLD, INC ...................................         423
      5,599      * EFUNDS CORP ....................................          77
    181,200        ELECTRONIC DATA SYSTEMS CORP ...................      12,421
    671,400      * EMC CORP .......................................       9,024
    163,200        FIRST DATA CORP ................................      12,803
     93,900      * GATEWAY, INC ...................................         755
     35,400      * GLENAYRE TECHNOLOGIES, INC .....................          58

    600,800        HEWLETT-PACKARD CO .............................      12,340
     27,500        IKON OFFICE SOLUTIONS, INC .....................         321
  1,915,700        INTEL CORP .....................................      60,249
    517,300        INTERNATIONAL BUSINESS MACHINES CORP ...........      62,573
    507,700      * JDS UNIPHASE CORP ..............................       4,407
     72,300        LINEAR TECHNOLOGY CORP .........................       2,823
    138,400      * LSI LOGIC CORP .................................       2,184
  1,111,800      * LUCENT TECHNOLOGIES, INC .......................       6,993
     79,200      * MAXIM INTEGRATED PRODUCTS, INC .................       4,159
     52,835      * MCDATA CORP (CLASS A) ..........................       1,294
     12,900      * MERCURY INTERACTIVE CORP .......................         438
    185,992      * MICRON TECHNOLOGY, INC .........................       5,766
  1,424,400      * MICROSOFT CORP .................................      94,367
     82,212        MOLEX, INC .....................................       2,544
     63,500      * NATIONAL SEMICONDUCTOR CORP ....................       1,955
    102,320      * NETWORK APPLIANCE, INC .........................       2,238
  1,116,100      * NORTEL NETWORKS CORP (U.S.) ....................       8,371
     82,200      * NOVELL, INC ....................................         377
  1,489,522      * ORACLE CORP ....................................      20,570
    334,654      * PALM, INC ......................................       1,298
    144,900        PAYCHEX, INC ...................................       5,050
    213,900      * QUALCOMM, INC ..................................      10,802
    103,900      * SIEBEL SYSTEMS, INC ............................       2,907
    182,000      * SOLECTRON CORP .................................       2,053
    979,452      * SUN MICROSYSTEMS, INC ..........................      12,047
    120,300      * TELLABS, INC ...................................       1,800
    518,400        TEXAS INSTRUMENTS, INC .........................      14,515
     97,700      * VERITAS SOFTWARE CORP ..........................       4,380
     19,734      * VISHAY INTERTECHNOLOGY, INC ....................         385
    100,700      * XILINX, INC ....................................       3,932
    177,600      * YAHOO!, INC ....................................       3,151
                                                                    -----------
                   TOTAL TECHNOLOGY                                     515,704
                                                                    -----------
 TRANSPORTATION--0.49%
     16,000      * ALASKA AIR GROUP, INC ..........................         466
     79,900      * AMR CORP .......................................       1,771
     48,600        DELTA AIR LINES, INC ...........................       1,422
     76,400      * FEDEX CORP .....................................       3,964
    338,100        NORFOLK SOUTHERN CORP ..........................       6,197
      3,400        RYDER SYSTEM, INC ..............................          75
     51,239      * SABRE HOLDINGS CORP ............................       2,170
    264,214      e SOUTHWEST AIRLINES CO ..........................       4,883
     47,818     e* U.S. AIRWAYS GROUP, INC ........................         303
      9,900      * UAL CORP .......................................         134
      2,000        UNITED PARCEL SERVICE, INC (CLASS B) ...........         109
                                                                    -----------
                   TOTAL TRANSPORTATION                                  21,494
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

24    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

      Statement of Investments - SOCIAL CHOICE ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           -----------
 UTILITIES--5.94%
    116,300        AGL RESOURCES, INC ............................. $     2,677
     78,600        ALLTEL CORP ....................................       4,852
    926,693        A T & T CORP ...................................      16,810
    501,377      * A T & T WIRELESS SERVICES, INC .................       7,205
    557,600        BELLSOUTH CORP .................................      21,272
    153,900      * CALPINE CORP ...................................       2,584
    223,900      e DQE, INC .......................................       4,238
    510,800    b,e ENRON CORP .....................................         306
    156,986        EQUITABLE RESOURCES, INC .......................       5,349
    120,100   b,e* GLOBAL CROSSING LTD ............................         101
    152,200      e IDACORP, INC ...................................       6,179
    291,357        KEYSPAN CORP ...................................      10,096
     96,500        KINDER MORGAN, INC .............................       5,374
    148,600        MDU RESOURCES GROUP, INC .......................       4,183
    188,100      * MIRANT CORP ....................................       3,013
    209,000        NATIONAL FUEL GAS CO ...........................       5,162
    125,600      * NEXTEL COMMUNICATIONS, INC (CLASS A) ...........       1,377
    148,200        NICOR, INC .....................................       6,171
    397,028        NISOURCE, INC ..................................       9,155
     87,001      * NISOURCE, INC (SAILS) ..........................         202
    374,000        OGE ENERGY CORP ................................       8,632
    100,500        PEOPLES ENERGY CORP ............................       3,812
    426,900        PUGET ENERGY, INC ..............................       9,345
    415,034        QWEST COMMUNICATIONS INTERNATIONAL, INC ........       5,864
    968,504        SBC COMMUNICATIONS, INC ........................      37,936
    377,195        SCOTTISH POWER PLC .............................       8,185
     12,180      * SOUTHERN UNION CO ..............................         230
    230,400        SPRINT CORP (FON GROUP) ........................       4,626
    156,800     e* SPRINT CORP (PCS GROUP) ........................       3,827
    800,264        VERIZON COMMUNICATIONS, INC ....................      37,981
    260,864      * WILLIAMS COMMUNICATIONS GROUP, INC .............         613
    554,200        WILLIAMS COS, INC ..............................      14,143
     17,843        WORLDCOM, INC (MCI GROUP) ......................         227
    725,013      * WORLDCOM, INC (WORLDCOM GROUP) .................      10,208
                                                                    -----------
                   TOTAL UTILITIES                                      261,935
                                                                    -----------
                   TOTAL COMMON STOCK
                    (COST $2,068,697)                                 2,653,214
                                                                    -----------

  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--15.58%
 COMMERCIAL PAPER--5.35%
                 COCA-COLA ENTERPRISES, INC
$ 15,000,000   c,d 1.830%, 01/09/02 ...............................      14,993
  21,000,000   c,d 1.770%, 01/14/02 ...............................      20,985
                 GANNETT, INC
  12,000,000   c,d 1.780%, 01/08/02 ...............................      11,995
  38,000,000   c,d 1.920%, 01/18/02 ...............................      37,966
                 INTERNATIONAL BUSINESS MACHINES
  21,000,000     d 1.750%, 01/10/02 ...............................      20,989
                 PFIZER, INC
  29,500,000   c,d 1.750%, 01/31/02 ...............................      29,454
                 SALOMON SMITH BARNEY HOLDINGS, INC
  50,000,000     d 1.860%, 01/07/02 ...............................      49,983
                 VERIZON NETWORK FUNDING CORP
  19,300,000     d 2.000%, 01/15/02 ...............................      19,285
  30,700,000     d 1.770%, 01/24/02 ...............................      30,663
                                                                    -----------
                 TOTAL COMMERCIAL PAPER                                 236,313
                                                                    -----------
 U.S. GOVERNMENT AND AGENCIES--4.69%
                 FEDERAL HOME LOAN BANK (FHLB)
  32,500,000     d 1.830%, 01/02/02 ...............................      32,497
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  48,000,000     d 2.000%, 01/02/02 ...............................      47,995
  30,000,000     d 1.800%, 01/18/02 ...............................      29,974
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  41,500,000     d 2.300%, 01/03/02 ...............................      41,494
  55,000,000     d 1.660%, 01/04/02 ...............................      54,989
                                                                    -----------
                 TOTAL U.S. GOVERNMENT AND AGENCIES                    206,949
                                                                    -----------

 INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--5.54%
 REPURCHASE AGREEMENTS
                 BEAR STEARNS & CO, 1.800% DATED  12/31/01,
                  DUE 01/02/02 IN THE AMOUNT OF $29,186,459 (FULLY COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 29,185,000        TOTAL MARKET VALUE $30,079,779) ................      29,185
                 CREDIT SUISSE FIRST BOSTON, 1.820% DATED 12/31/01,
                  DUE 01/02/02 IN THE AMOUNT OF $35,418,791 (FULLY COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 35,417,000        TOTAL MARKET VALUE $36,125,401) ................      35,417
                 GOLDMAN SACHS & CO, 1.790% DATED 12/31/01,
                  DUE 01/02/02 IN THE AMOUNT OF $85,004,226 (FULLY COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 85,000,000        TOTAL MARKET VALUE $86,700,044) ................      85,000
                 MORGAN STANLEY & CO, INC, 1.700% DATED 12/31/01,
                  DUE 01/02/02 IN THE AMOUNT OF $85,004,014 (FULLY COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 85,000,000        TOTAL MARKET VALUE $87,041,601) ................      85,000
                 SALOMON SMITH BARNEY, INC , 1.800% DATED 12/31/01,
                  DUE 01/02/02 IN THE AMOUNT OF $10,000,500 (FULLY COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 10,000,000        TOTAL MARKET VALUE $10,200,000) ................      10,000
                                                                    -----------
                 TOTAL INVESTMENTS OF CASH COLLATERAL                   244,602
                                                                    -----------
                 TOTAL SHORT TERM INVESTMENTS
                  (COST $665,522)                                       687,864
                                                                    -----------
                 TOTAL PORTFOLIO--115.84%
                  (COST $4,511,205)                                   5,112,778
                 OTHER ASSETS & LIABILITIES, NET--(15.84)%             (699,124)
                                                                    -----------
                 NET ASSETS--100.00%                                 $4,413,654
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy
c Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e  All or a portion of these securities are out on loan.
g Securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At December 31, 2001, the value of these securities amounted to $26,454,000 or 0.60% of net assets.
h  These securities were purchased on a delayed delivery basis.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

----------
OTHER INFORMATION (UNAUDITED)

The composition of long-term debt holdings as percentage of total value of investment in debt securities, is as follows:

                                 MOODY'S RATING
                         AAA, AA, A             43.11%
                         BAA                     5.74%

U.S. Government obligations represent 51.15% of the long-term debt portfolio value and are not reflected in the above ratings.


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    25

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                         VALUE (000)
  ---------                                                         -----------
CORPORATE BOND--0.00%
 FINANCIAL SERVICES--0.00%
                 NHI HEALTH DEBENTURES
    $30,000        8.500%, 01/01/06 ..............................         $ 30
                                                                    -----------
                 TOTAL CORPORATE BOND
                  (COST $30)                                                 30
                                                                    -----------
   SHARES
   ------
PREFERRED STOCK--0.01%
 BASIC INDUSTRIES--0.01%
      8,835      * SEALED AIR CORP (NEW) .........................          366
                                                                    -----------
                   TOTAL BASIC INDUSTRIES                                   366
                                                                    -----------
 CONSUMER CYCLICAL--0.00%
      6,303      * O'SULLIVAN INDUSTRIES HOLDINGS, INC ...........            3
                                                                    -----------
                   TOTAL CONSUMER CYCLICAL                                    3
                                                                    -----------
                   TOTAL PREFERRED STOCK
                    (COST $426)                                             369
                                                                    -----------
COMMON STOCK--99.03%
 AEROSPACE AND DEFENSE--1.03%
     10,841        AAR CORP ......................................           98
      9,900      * ALLIANT TECHSYSTEMS, INC ......................          764
      7,800      * ARMOR HOLDINGS, INC ...........................          211
      7,875      * AVIALL, INC ...................................           59
    371,837        BOEING CO .....................................       14,419
      5,493      * DRS TECHNOLOGIES, INC .........................          196
     98,873      * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ........        2,716
      3,096        ENGINEERED SUPPORT SYSTEMS, INC ...............          106
     93,052        GENERAL DYNAMICS CORP .........................        7,411
    404,582      * GENERAL MOTORS CORP (CLASS H) .................        6,251
      5,100        HEICO CORP ....................................           77
        200        HEICO CORP (CLASS A) ..........................            3
      9,500      * HEXCEL CORP ...................................           29
      3,244      * INNOVATIVE SOLUTIONS & SUPPORT, INC ...........           25
     10,000        KAMAN CORP (CLASS A) ..........................          156
      3,930      * LADISH CO, INC ................................           43
    166,623        LOCKHEED MARTIN CORP ..........................        7,776
      6,350      * MOOG, INC (CLASS A) ...........................          138
     45,020        NORTHROP GRUMMAN CORP .........................        4,538
     16,300      * ORBITAL SCIENCES CORP .........................           67
     13,210      * PANAMSAT CORP .................................          289
     19,526      * PEGASUS COMMUNICATIONS CORP ...................          203
     53,510        PERKINELMER, INC ..............................        1,874
     23,600        PRECISION CASTPARTS CORP ......................          667
    174,169        RAYTHEON CO ...................................        5,655
     20,389      * REMEC, INC ....................................          204
      1,677      * SEQUA CORP (CLASS A) ..........................           80
     14,531      * TELEDYNE TECHNOLOGIES, INC ....................          237
      7,987      * TRIUMPH GROUP, INC ............................          260
      6,221      * VIASAT, INC ...................................           97
                                                                    -----------
                   TOTAL AEROSPACE AND DEFENSE                           54,649
                                                                    -----------
 BASIC INDUSTRIES--3.65%
        600      * AEP INDUSTRIES, INC ...........................           14
    104,975        AIR PRODUCTS & CHEMICALS, INC .................        4,924
     26,600      * AIRGAS, INC ...................................          402
     43,874      * AK STEEL HOLDING CORP .........................          499
      7,084        ALBANY INTERNATIONAL CORP (CLASS A) ...........          154
     11,400        ALBEMARLE CORP ................................          274
    392,064        ALCOA, INC ....................................       13,938
      1,620        ALICO, INC ....................................           51
     34,310        ALLEGHENY TECHNOLOGIES, INC ...................          575
      9,228        AMCOL INTERNATIONAL CORP ......................           66
      1,500      * AMERICAN REALTY INVESTORS, INC ................           15
     27,518      * AMERICAN STANDARD COS, INC ....................        1,878
      2,510        AMERICAN WOODMARK CORP ........................          135
      1,687        AMERON INTERNATIONAL CORP .....................          117
     14,848        APTARGROUP, INC ...............................          520
      9,150        ARCH CHEMICALS, INC ...........................          212
     16,604        ARCH COAL, INC ................................          377
     17,500      * ARMSTRONG HOLDINGS, INC .......................           60
      2,122      * AVATAR HOLDINGS, INC ..........................           50
     44,795        AVERY DENNISON CORP ...........................        2,532
     12,572        BALL CORP .....................................          889
     63,604        BARRICK GOLD CORP (U.S.) ......................        1,014
     22,913        BEMIS CO ......................................        1,127
     56,486        b* BETHLEHEM STEEL CORP .......................           25
     36,718        BLACK & DECKER CORP ...........................        1,385
     22,419        BOISE CASCADE CORP ............................          762
     23,604        BOWATER, INC ..................................        1,126
      7,400      * BRUSH ENGINEERED MATERIALS, INC ...............          105
      9,756      * BUCKEYE TECHNOLOGIES, INC .....................          112
      5,767      * BUILDING MATERIALS HOLDING CORP ...............           63
      2,290        BUTLER MANUFACTURING CO .......................           63

     28,785        CABOT CORP ....................................        1,028
     11,036      * CABOT MICROELECTRONICS CORP ...................          875
     15,600        CALGON CARBON CORP ............................          130
     10,204        CAMBREX CORP ..................................          445
     11,700        CARAUSTAR INDUSTRIES, INC .....................           81
     13,900        CARLISLE COS, INC .............................          514
      8,800        CARPENTER TECHNOLOGY CORP .....................          234
      2,700        CASTLE (A.M.) & CO ............................           22
      3,000        CENTEX CONSTRUCTION PRODUCTS, INC .............           96
     28,007        CENTEX CORP ...................................        1,599
      5,700        CENTURY ALUMINUM CO ...........................           76
     21,900      * CHAMPION ENTERPRISES, INC .....................          270
      4,100        CHEMED CORP ...................................          139
      5,109        CHEMFIRST, INC ................................          122
      6,900        CHESAPEAKE CORP ...............................          192
     10,034        CLARCOR, INC ..................................          272
     44,698        CLAYTON HOMES, INC ............................          764
      4,200        CLEVELAND-CLIFFS, INC .........................           77
     54,100      * COLLINS & AIKMAN CORP .........................          417
      5,182        COMMERCIAL METALS CO ..........................          181
      9,344        CONSOL ENERGY, INC ............................          232
     12,518      * CORVAS INTERNATIONAL, INC .....................           82
     51,757        CROMPTON CORP .................................          466
      3,000        CROSSMANN COMMUNITIES, INC ....................           99
     54,153      * CROWN CORK & SEAL CO, INC .....................          138
     18,200      * CYTEC INDUSTRIES, INC .........................          491
     26,073        D.R. HORTON, INC ..............................          846
     25,600      * DAL-TILE INTERNATIONAL, INC ...................          595
      4,557        DELTIC TIMBER CORP ............................          125
      8,827      * DIONEX CORP ...................................          225
    416,237        DOW CHEMICAL CO ...............................       14,060
    479,919        DU PONT (E.I.) DE NEMOURS & CO ................       20,401
     20,900      * EARTHSHELL CORP ...............................           42
     35,460        EASTMAN CHEMICAL CO ...........................        1,384
     59,048        ECOLAB, INC ...................................        2,377
      8,800        ELCOR CORP ....................................          245
      4,918      * EMCOR GROUP, INC ..............................          223
     29,315      * ENCOMPASS SERVICES CORP .......................           85
      5,868      * ENCORE WIRE CORP ..............................           71
      6,521      * ENERGY CONVERSION DEVICES, INC ................          124
     59,788        ENGELHARD CORP ................................        1,655
     12,927        FERRO CORP ....................................          334
     15,700      * FLEETWOOD ENTERPRISES, INC ....................          178
      8,567        FLORIDA ROCK INDUSTRIES, INC ..................          313
     37,013        FLUOR CORP (NEW) ..............................        1,384
     10,624      * FMC CORP ......................................          632

                        SEE NOTES TO FINANCIAL STATEMENTS

26    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 BASIC INDUSTRIES--(CONTINUED)
      7,410      * FOAMEX INTERNATIONAL, INC .....................   $       60
     17,692      * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS A) .          228
     20,459      * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B) .          274
      4,034      * GENTEK, INC ...................................            7
     10,905        GEORGIA GULF CORP .............................          202
    106,058        GEORGIA-PACIFIC CORP (GEORGIA-PACIFIC GROUP) ..        2,928
      2,800        GIBRALTAR STEEL CORP ..........................           49
      5,669        GLATFELTER ....................................           88
     43,192        GOODRICH CORP .................................        1,150
     14,400        GRANITE CONSTRUCTION, INC .....................          347
     17,806        GREAT LAKES CHEMICAL CORP .....................          432
      5,900        GREIF BROTHERS CORP (CLASS A) .................          194
     12,892        H.B. FULLER CO ................................          371
     49,800      * HERCULES, INC .................................          498
      6,166      * HOVNANIAN ENTERPRISES, INC (CLASS A) ..........          131
     50,007        IMC GLOBAL, INC ...............................          650
     10,606      * INSITUFORM TECHNOLOGIES, INC (CLASS A) ........          271
     13,600      * INTEGRATED ELECTRICAL SERVICES, INC ...........           70
    222,432        INTERNATIONAL PAPER CO ........................        8,975
      5,700      * INTERNATIONAL SPECIALTY PRODUCTS, INC .........           51
      5,800        INTERPOOL, INC ................................          112
      7,196      * IVEX PACKAGING CORP ...........................          137
     10,110      * JACOBS ENGINEERING GROUP, INC .................          667
     13,500      * KAISER ALUMINUM CORP ..........................           22
     19,018        KB HOME .......................................          763
    242,379        KIMBERLY-CLARK CORP ...........................       14,494
     14,164        LAFARGE NORTH AMERICA, INC ....................          532
     24,019        LENNAR CORP ...................................        1,125
     19,600        LENNOX INTERNATIONAL, INC .....................          190
      1,100        LIQUI-BOX CORP ................................           45
     11,400      * LONE STAR TECHNOLOGIES, INC ...................          201
     23,300        LONGVIEW FIBRE CO .............................          275
     47,800      * LOUISIANA-PACIFIC CORP ........................          403
      6,388        LSI INDUSTRIES, INC ...........................          111
     23,495        LUBRIZOL CORP .................................          824
      6,805      * LYDALL, INC ...................................           68
     48,735        LYONDELL CHEMICAL CO ..........................          698
      2,612        M/I SCHOTTENSTEIN HOMES, INC ..................          130
      9,600        MACDERMID, INC ................................          163
     22,287        MARTIN MARIETTA MATERIALS, INC ................        1,039
    211,814        MASCO CORP ....................................        5,189
     34,352        MASSEY ENERGY CO ..............................          712
     14,100      * MATTSON TECHNOLOGY, INC .......................          124
        800      * MAUI LAND & PINEAPPLE CO ......................           19
      8,347        MDC HOLDINGS, INC .............................          315
     45,695        MEAD CORP .....................................        1,412
      1,100      * MESTEK, INC ...................................           26
     29,000        MILLENNIUM CHEMICALS, INC .....................          365
      8,900        MINERALS TECHNOLOGIES, INC ....................          415
      5,940      * MOBILE MINI, INC ..............................          232
     17,346        MONSANTO CO ...................................          586
     13,409      * MUELLER INDUSTRIES, INC .......................          446
      5,251      * NANOPHASE TECHNOLOGIES CORP ...................           31
      1,000        NCH CORP ......................................           52
      7,200      * NCI BUILDING SYSTEMS, INC .....................          127
        800        NEWMARK HOMES CORP ............................           12
     90,190        NEWMONT MINING CORP ...........................        1,724
      4,167        NL INDUSTRIES, INC ............................           64
      3,800      * NORTEK, INC ...................................          106
      7,413      * NS GROUP, INC .................................           55
     35,900        NUCOR CORP ....................................        1,901
      2,927      * NVR, INC ......................................          597
      4,283      * OCTEL CORP ....................................           77
      1,000      * OGLEBAY NORTON CO .............................           16
     15,800        OLIN CORP .....................................          255
     11,150        OM GROUP, INC .................................          738
     17,700      * OMNOVA SOLUTIONS, INC .........................          120
     10,963      * OREGON STEEL MILLS, INC .......................           54
      4,817      * OSMONICS, INC .................................           68
     67,200      * OWENS-ILLINOIS, INC ...........................          671
     24,559      * PACKAGING CORP OF AMERICA .....................          446
     73,350      * PACTIV CORP ...................................        1,302
      7,408      * PALM HARBOR HOMES, INC ........................          177
      7,140        PEABODY ENERGY CORP ...........................          201
      5,400        PENN ENGINEERING & MANUFACTURING CORP .........           90
      3,600        PENN VIRGINIA CORP ............................          123
     20,136        PENTAIR, INC ..................................          735
      5,983      * PENWEST PHARMACEUTICALS CO ....................          120
      4,584      * PERINI CORP ...................................           32
     36,179      * PHELPS DODGE CORP .............................        1,172
      1,949        PITT-DES MOINES, INC ..........................           60
     75,656        PLUM CREEK TIMBER CO, INC .....................        2,145
     35,134        POLYONE CORP ..................................          344
      7,100        POPE & TALBOT, INC ............................          101
     13,000        POTLATCH CORP .................................          381
     77,742        PPG INDUSTRIES, INC ...........................        4,021
     74,232        PRAXAIR, INC ..................................        4,101
     21,376        PULTE HOMES, INC ..............................          955
      3,458        QUAKER CHEMICAL CORP ..........................           71
      6,000        QUANEX CORP ...................................          170
     12,500        RAYONIER, INC .................................          631
     10,800        RELIANCE STEEL & ALUMINUM CO ..................          284
      4,667        ROANOKE ELECTRIC STEEL CORP ...................           64

      5,100        ROCK-TENN CO (CLASS A) ........................           73
     71,697        ROHM & HAAS CO ................................        2,483
     46,837        RPM, INC ......................................          677
      9,400      * RTI INTERNATIONAL METALS, INC .................           94
      9,990        RYERSON TULL, INC .............................          110
      6,100        RYLAND GROUP, INC .............................          447
     13,738      * SCHULER HOMES, INC (CLASS A) ..................          273
     14,975        SCHULMAN (A.), INC ............................          204
     14,000      * SCICLONE PHARMACEUTICALS, INC .................           42
     29,595      * SEALED AIR CORP ...............................        1,208
     18,652      * SHAW GROUP, INC ...............................          438
     59,880        SHERWIN-WILLIAMS CO ...........................        1,647
     33,911        SIGMA-ALDRICH CORP ............................        1,336
      4,375      * SILGAN HOLDINGS, INC ..........................          114
      3,332      * SIMPSON MANUFACTURING CO, INC .................          191
      3,200        SKYLINE CORP ..................................          103
     79,491      * SMURFIT-STONE CONTAINER CORP ..................        1,269
     26,750        SNAP-ON, INC ..................................          900
     47,756        SOLUTIA, INC ..................................          670
     44,056        SONOCO PRODUCTS CO ............................        1,171
      6,371        SOUTHERN PERU COPPER CORP .....................           76
      6,000        SPARTECH CORP .................................          123
     12,467        ST. JOE CO ....................................          346
     11,615        STANDARD-PACIFIC CORP .........................          282
     37,326        STANLEY WORKS .................................        1,738
     11,257      * STEEL DYNAMICS, INC ...........................          131
     17,750      * STILLWATER MINING CO ..........................          328
     21,534        TEMPLE-INLAND, INC ............................        1,222
     16,593      * TERRA INDUSTRIES, INC .........................           58
      9,600        TEXAS INDUSTRIES, INC .........................          354
      8,406      * TITANIUM METALS CORP ..........................           34
     10,284      * TOLL BROTHERS, INC ............................          451
      7,182        TREDEGAR CORP .................................          136
        500        TREMONT CORP ..................................           14
      2,800      * TREX CO, INC ..................................           53
      8,561      * U.S. CONCRETE, INC ............................           57

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    27

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 BASIC INDUSTRIES--(CONTINUED)
     40,699        UNITED STATES STEEL CORP ......................   $      737
      5,300        UNIVERSAL FOREST PRODUCTS, INC ................          111
      5,900      * URS CORP ......................................          162
     36,900        USEC, INC .....................................          264
     17,700     b* USG CORP ......................................          101
     43,422        VULCAN MATERIALS CO ...........................        2,091
      7,629        WATSCO, INC ...................................          108
     21,062        WAUSAU-MOSINEE PAPER CORP .....................          255
      7,200        WD-40 CO ......................................          192
     12,180        WELLMAN, INC ..................................          189
      4,624        WEST PHARMACEUTICAL SERVICES, INC .............          123
     40,427        WESTVACO CORP .................................        1,150
     99,862        WEYERHAEUSER CO ...............................        5,401
     46,178        WILLAMETTE INDUSTRIES, INC ....................        2,407
      4,200      * WOLVERINE TUBE, INC ...........................           48
     30,941        WORTHINGTON INDUSTRIES, INC ...................          439
     17,900        YORK INTERNATIONAL CORP .......................          683
                                                                    -----------
                   TOTAL BASIC INDUSTRIES                               194,329
                                                                    -----------
 CONSUMER CYCLICAL--10.18%
      2,878      * 1-800 CONTACTS, INC ...........................           36
     12,346      * 99 CENTS ONLY STORES ..........................          470
      6,185        AARON RENTS, INC ..............................          101
     42,524      * ABERCROMBIE & FITCH CO (CLASS A) ..............        1,128
     25,398      * ACCLAIM ENTERTAINMENT, INC ....................          135
         51      * ACCLAIM ENTERTAINMENT, INC WTS 03/16/03 .......            0
      6,800      * ACKERLEY GROUP, INC ...........................          119
      6,594      * ACTION PERFORMANCE COS, INC ...................          202
     17,000      * ACTV, INC .....................................           32
     38,336      * ADELPHIA COMMUNICATIONS CORP (CLASS A) ........        1,195
      6,800        ADVANCED MARKETING SERVICES, INC ..............          124
      4,336      * AFC ENTERPRISES, INC ..........................          123
        793      * ALEXANDER'S, INC ..............................           45
      6,866      * ALLIANCE GAMING CORP ..........................          202
      8,317      * AMC ENTERTAINMENT, INC ........................          100
      5,641      * AMERCO ........................................          106
      4,800      * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC ...          103
     23,019      * AMERICAN EAGLE OUTFITTERS, INC ................          602
     29,022      * AMERICAN GREETINGS CORP (CLASS A) .............          400
      1,100      * AMERISTAR CASINOS, INC ........................           28
     11,281      * ANNTAYLOR STORES CORP .........................          395
  1,964,190      * AOL TIME WARNER, INC ..........................       63,050
     12,762        APOGEE ENTERPRISES, INC .......................          202
     39,898      * APOLLO GROUP, INC (CLASS A) ...................        1,796
      3,932      * APOLLO GROUP, INC (UNIVERSITY OF PHOENIX ONLINE)         128
     15,350        APPLEBEE'S INTERNATIONAL, INC .................          525
      8,600        ARCTIC CAT, INC ...............................          146
        600      * ARDEN GROUP, INC (CLASS A) ....................           36
     10,300      * ARGOSY GAMING CO ..............................          335
     30,424        ARVINMERITOR, INC .............................          598
     42,499        AUTOLIV, INC ..................................          863
     15,700      * AZTAR CORP ....................................          287
     12,029      * BALLY TOTAL FITNESS HOLDING CORP ..............          259
      5,300        BANDAG, INC ...................................          184
      7,452        BARNES GROUP, INC .............................          179
      4,568        BASSETT FURNITURE INDUSTRIES, INC .............           64
      3,200      * BEASLEY BROADCAST GROUP, INC (CLASS A) ........           42
      1,600      * BEBE STORES, INC ..............................           30
    133,859      * BED BATH & BEYOND, INC ........................        4,538
     35,911        BELO CORP (CLASS A) ...........................          673
     52,103        BIG LOTS, INC .................................          542
     14,100        BLOCKBUSTER, INC (CLASS A) ....................          355
     15,800        BOB EVANS FARMS, INC ..........................          388
     12,900      * BOCA RESORTS, INC (CLASS A) ...................          169
     12,061        BORGWARNER, INC ...............................          630
     14,900        BOWNE & CO, INC ...............................          191
     13,541      * BOYD GAMING CORP ..............................           88
     24,176      * BOYDS COLLECTION LTD ..........................          164
     45,285      * BRINKER INTERNATIONAL, INC ....................        1,348
      7,500        BROWN SHOE CO, INC ............................          122
     40,093        BRUNSWICK CORP ................................          872
      5,500      * BUCA, INC .....................................           89
      3,300      * BUCKLE, INC ...................................           74
      7,920        BURLINGTON COAT FACTORY WAREHOUSE CORP ........          133
      3,561        BUSH INDUSTRIES, INC (CLASS A) ................           39
     40,519      * CABLEVISION SYSTEMS CORP (CLASS A) ............        1,923
     21,385      * CABLEVISION SYSTEMS CORP (RAINBOW MEDIA GROUP)           528
      6,785      * CALIFORNIA PIZZA KITCHEN, INC .................          168
     36,794        CALLAWAY GOLF CO ..............................          705
     16,353      * CATALINA MARKETING CORP .......................          567
      7,300        CATO CORP (CLASS A) ...........................          138
     25,400        CBRL GROUP, INC ...............................          748
     12,750      * CEC ENTERTAINMENT, INC ........................          553
      5,300      * CHAMPIONSHIP AUTO RACING TEAMS, INC ...........           85
      9,483      * CHARLOTTE RUSSE HOLDING, INC ..................          176
     44,100      * CHARMING SHOPPES, INC .........................          234
     51,790      * CHARTER COMMUNICATIONS, INC (CLASS A) .........          851
     10,150      * CHICO'S FAS, INC ..............................          403
      4,802      * CHILDREN'S PLACE RETAIL STORES, INC ...........          130
     15,480      * CHOICE HOTELS INTERNATIONAL, INC ..............          343
     10,099      * CHRISTOPHER & BANKS CORP ......................          346
      1,227        CHURCHILL DOWNS, INC ..........................           45

     19,200        CLAIRE'S STORES, INC ..........................          290
    225,634      * CLEAR CHANNEL COMMUNICATIONS, INC .............       11,487
      7,400        COACHMEN INDUSTRIES, INC ......................           89
      1,700      * COLDWATER CREEK, INC ..........................           36
      4,426      * COLE NATIONAL CORP ............................           73
      4,800      * COLUMBIA SPORTSWEAR CO ........................          160
      2,800      * COMCAST CORP (CLASS A) ........................          101
    433,582      * COMCAST CORP (CLASS A) SPECIAL ................       15,609
     28,700        COOPER TIRE & RUBBER CO .......................          458
     18,500      * COPART, INC ...................................          673
     88,105      * COX COMMUNICATIONS, INC (CLASS A) .............        3,692
     17,114      * COX RADIO, INC (CLASS A) ......................          436
      3,028        CPI CORP ......................................           50
      7,362      * CROWN MEDIA HOLDINGS, INC (CLASS A) ...........           83
      2,086      * CSS INDUSTRIES, INC ...........................           64
     13,336      * CUMULUS MEDIA, INC (CLASS A) ..................          216
     68,427        DANA CORP .....................................          950
     53,787        DARDEN RESTAURANTS, INC .......................        1,904
    258,554        DELPHI AUTOMOTIVE SYSTEMS CORP ................        3,532
     15,153      * DIGITAL GENERATION SYSTEMS, INC ...............           17
     28,803        DILLARD'S, INC (CLASS A) ......................          461
     13,825      * DIRECT FOCUS, INC .............................          431
    123,076        DOLLAR GENERAL CORP ...........................        1,834
     10,208      * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ..........          158
     44,859      * DOLLAR TREE STORES, INC .......................        1,387
     17,900        DONALDSON CO, INC .............................          695
     48,846        DONNELLEY (R.R.) & SONS CO ....................        1,450
      7,300        DOVER DOWNS ENTERTAINMENT, INC ................          112
     21,206        DOW JONES & CO, INC ...........................        1,161
      6,300      * DRESS BARN, INC ...............................          158
      5,900      * DURA AUTOMOTIVE SYSTEMS, INC ..................           65
    134,068        EASTMAN KODAK CO ..............................        3,946
         13     b* EDISON BROTHERS STORES, INC WTS 12/10/05 ......            0
      4,444      * ELIZABETH ARDEN, INC ..........................           68
     13,422      * EMMIS COMMUNICATIONS CORP (CLASS A) ...........          317
     12,206      * ENTERCOM COMMUNICATIONS CORP ..................          610
     17,609      * ENTRAVISION COMMUNICATIONS CORP (CLASS A) .....          210
     16,600      * EQUITY INNS, INC ..............................          110

                        SEE NOTES TO FINANCIAL STATEMENTS

28    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 CONSUMER CYCLICAL--(CONTINUED)
     11,900      * EXIDE TECHNOLOGIES ............................   $       15
     28,035      * EXTENDED STAY AMERICA, INC ....................          460
      9,400        FACTSET RESEARCH SYSTEMS, INC .................          329
     68,800        FAMILY DOLLAR STORES, INC .....................        2,063
      9,800        FEDDERS CORP ..................................           30
     29,600        b* FEDERAL-MOGUL CORP .........................           23
     82,983      * FEDERATED DEPARTMENT STORES, INC ..............        3,394
     13,589        FELCOR LODGING TRUST, INC .....................          227
      7,723      * FINISH LINE, INC (CLASS A) ....................          118
      1,869        FISHER COMMUNICATIONS, INC ....................           82
      2,656        FLORIDA EAST COAST INDUSTRIES, INC (CLASS B) ..           56
     64,300      * FOOT LOCKER, INC ..............................        1,006
      9,069      * FOOTSTAR, INC .................................          284
    835,822        FORD MOTOR CO .................................       13,139
     12,350        FOREST CITY ENTERPRISES, INC (CLASS A) ........          478
      5,850      * FOSSIL, INC ...................................          123
     67,039      * FOX ENTERTAINMENT GROUP, INC (CLASS A) ........        1,779
      5,562        FRED'S, INC ...................................          228
      6,175        FRIEDMAN'S, INC (CLASS A) .....................           52
      9,500        G & K SERVICES, INC (CLASS A) .................          307
    122,214        GANNETT CO, INC ...............................        8,216
    281,364        GAP, INC ......................................        3,922
      1,595        GARAN, INC ....................................           68
      9,908      * GAYLORD ENTERTAINMENT CO ......................          244
     88,714      * GEMSTAR-TV GUIDE INTERNATIONAL, INC ...........        2,457
     14,300        GENCORP, INC ..................................          202
    256,354        GENERAL MOTORS CORP ...........................       12,459
     10,000      * GENESCO, INC ..................................          208
      5,480      * GENESISINTERMEDIA, INC ........................           32
     34,599      * GENTEX CORP ...................................          925
     79,993        GENUINE PARTS CO ..............................        2,936
      6,200      * GLOBAL SPORTS, INC ............................          124
     65,112        GOODYEAR TIRE & RUBBER CO .....................        1,550
     14,225        GRACO, INC ....................................          555
      3,771        GRAY COMMUNICATIONS SYSTEMS, INC ..............           52
        300        GREY GLOBAL GROUP, INC ........................          200
      7,100      * GROUP 1 AUTOMOTIVE, INC .......................          202
      3,300      * GUESS?, INC ...................................           25
      7,454      * GUITAR CENTER, INC ............................          102
      1,965      * GULFMARK OFFSHORE, INC ........................           56
     12,701      * GYMBOREE CORP .................................          152
      7,396        HANCOCK FABRICS, INC ..........................           97
     11,200      * HANDLEMAN CO ..................................          166
    139,662        HARLEY-DAVIDSON, INC ..........................        7,585
     15,800        HARMAN INTERNATIONAL INDUSTRIES, INC ..........          713
     54,739      * HARRAH'S ENTERTAINMENT, INC ...................        2,026
     18,700        HARTE-HANKS, INC ..............................          527
      7,300        HAVERTY FURNITURE COS, INC ....................          121
      6,560     b* HAYES LEMMERZ INTERNATIONAL, INC ..............            2
      7,681      * HEARST-ARGYLE TELEVISION, INC .................          166
      1,602      * HIBBETT SPORTING GOODS, INC ...................           49
    152,737        HILTON HOTELS CORP ............................        1,668
     43,596      * HISPANIC BROADCASTING CORP ....................        1,112
     18,200        HOLLINGER INTERNATIONAL, INC ..................          213
      4,200      * HOLLYWOOD CASINO CORP (CLASS A) ...............           44
     19,600      * HOLLYWOOD ENTERTAINMENT CORP ..................          280
      8,200      * HOT TOPIC, INC ................................          257
      8,287      * IHOP CORP .....................................          243
      3,493      * IMPCO TECHNOLOGIES, INC .......................           44
      8,825      * INFORMATION HOLDINGS, INC .....................          250
     17,587      * INSIGHT COMMUNICATIONS CO, INC ................          425
     16,228        INTERACTIVE DATA CORP .........................          229
     40,038      * INTERNATIONAL GAME TECHNOLOGY .................        2,735
     12,433        INTERNATIONAL SPEEDWAY CORP (CLASS A) .........          486
    174,267        INTERPUBLIC GROUP OF COS, INC .................        5,148
     13,100      * INTERTAN, INC .................................          165
     35,689        INTIMATE BRANDS, INC ..........................          530
      8,658      * ISLE OF CAPRI CASINOS, INC ....................          116
    121,596        J.C. PENNEY CO, INC ...........................        3,271
     16,878      * JACK IN THE BOX, INC ..........................          465
      8,400      * JAKKS PACIFIC, INC ............................          159
     40,300        JOHNSON CONTROLS, INC .........................        3,254
     51,571      * JONES APPAREL GROUP, INC ......................        1,711
     12,192      * JOURNAL REGISTER CO ...........................          257
      7,651      * K2, INC .......................................           55
     10,300        KELLWOOD CO ...................................          247
      3,200      * KENNETH COLE PRODUCTIONS, INC (CLASS A) .......           57
     13,851      * KEY3MEDIA GROUP, INC ..........................           74
     15,300        KIMBALL INTERNATIONAL, INC (CLASS B) ..........          232
      8,438      * KIRBY CORP ....................................          232
    225,584      * KMART CORP ....................................        1,232
     38,789        KNIGHT RIDDER, INC ............................        2,519
    132,044      * KOHL'S CORP ...................................        9,301
     19,028      * KRISPY KREME DOUGHNUTS, INC ...................          841
      6,799      * KROLL, INC ....................................          103
      2,847        K-SWISS, INC (CLASS A) ........................           95
     27,131      * LAMAR ADVERTISING CO ..........................        1,149
      6,769        LANDRY'S RESTAURANTS, INC .....................          126
      5,223      * LANDS' END, INC ...............................          262
      5,500        LASALLE HOTEL PROPERTIES ......................           65
     22,133        LA-Z-BOY, INC .................................          483
     27,656      * LEAR CORP .....................................        1,055
     20,100        LEE ENTERPRISES, INC ..........................          731

     90,729        LEGGETT & PLATT, INC ..........................        2,087
      6,900        LIBBEY, INC ...................................          225
      9,600      * LIBERTY DIGITAL, INC (CLASS A) ................           33
      2,300      * LIBERTY LIVEWIRE CORP (CLASS A) ...............           16
  1,195,415      * LIBERTY MEDIA CORP (CLASS A) ..................       16,736
    158,369        LIMITED, INC ..................................        2,331
     16,511      * LINENS `N THINGS, INC .........................          421
     24,200        LIZ CLAIBORNE, INC ............................        1,204
      4,170      * LODGENET ENTERTAINMENT CORP ...................           71
      8,195        LONE STAR STEAKHOUSE & SALOON, INC ............          122
     10,200      * LUBY'S, INC ...................................           58
        981      * LYNCH INTERACTIVE CORP ........................           68
     26,476      * MANDALAY RESORT GROUP .........................          567
      7,861        MARCUS CORP ...................................          111
     87,727        MARRIOTT INTERNATIONAL, INC (CLASS A) .........        3,566
      3,900      * MARTHA STEWART LIVING OMNIMEDIA, INC (CLASS A)            64
        280      * MARVEL ENTERPRISES, INC (CLASS C WTS 10/02/02)             0
     14,500      * MASCOTECH, INC ESCROW .........................            0
    138,133        MAY DEPARTMENT STORES CO ......................        5,108
     35,292        MAYTAG CORP ...................................        1,095
     10,501        MCCLATCHY CO (CLASS A) ........................          494
    593,271        MCDONALD'S CORP ...............................       15,704
     89,224        MCGRAW-HILL COS, INC ..........................        5,441
      5,578        MEDIA GENERAL, INC (CLASS A) ..................          278
     14,400      * MEDIACOM COMMUNICATIONS CORP ..................          263
      4,014      * MEDIS TECHNOLOGIES LTD ........................           30
     14,350      * MEN'S WEARHOUSE, INC ..........................          296
     17,500        MEREDITH CORP .................................          624
      8,262      * METRO ONE TELECOMMUNICATIONS, INC .............          250
     18,074      * METRO-GOLDWYN-MAYER, INC ......................          396
     29,773      * MGM MIRAGE ....................................          860
     29,900      * MICHAELS STORES, INC ..........................          985
      7,900      * MICROS SYSTEMS, INC ...........................          198
      6,833        MIDAS, INC ....................................           79
     12,557      * MIDWAY GAMES, INC .............................          188
      6,824      * MILLENNIUM CELL, INC ..........................           36

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    29

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 CONSUMER CYCLICAL--(CONTINUED)
     12,600        MODINE MANUFACTURING CO .......................   $      294
     18,400      * MOHAWK INDUSTRIES, INC ........................        1,010
     10,400      * MONACO COACH CORP .............................          227
      3,200      * MOVIE GALLERY, INC ............................           78
     18,200      * MSC INDUSTRIAL DIRECT CO (CLASS A) ............          359
      8,819      * MTR GAMING GROUP, INC .........................          141
      7,467        MYERS INDUSTRIES, INC .........................          102
      4,434        NATIONAL GOLF PROPERTIES, INC .................           39
      2,138        NATIONAL PRESTO INDUSTRIES, INC ...............           59
     11,344      * NAUTICA ENTERPRISES, INC ......................          145
      9,503      * NEIMAN MARCUS GROUP, INC (CLASS A) ............          295
      7,201      * NEIMAN MARCUS GROUP, INC (CLASS B) ............          214
      3,100      * NETRATINGS, INC ...............................           49
     69,870        NEW YORK TIMES CO (CLASS A) ...................        3,022
     34,287        NIKE, INC (CLASS B) ...........................        1,928
     48,200        NORDSTROM, INC ................................          975
     11,700      * OAKLEY, INC ...................................          190
      7,500      * O'CHARLEY'S, INC ..............................          139
     85,807        OMNICOM GROUP, INC ............................        7,667
      3,300      * ON COMMAND CORP ...............................           10
     17,000      * O'REILLY AUTOMOTIVE, INC ......................          620
      4,334        OSHKOSH B'GOSH, INC (CLASS A) .................          182
      7,600        OSHKOSH TRUCK CORP ............................          371
     32,300      * OUTBACK STEAKHOUSE, INC .......................        1,106
      2,610        OXFORD INDUSTRIES, INC ........................           62
      4,200      * P.F. CHANG'S CHINA BISTRO, INC ................          199
     13,199      * PACIFIC SUNWEAR OF CALIFORNIA, INC ............          270
      4,482      * PANERA BREAD CO (CLASS A) .....................          233
      6,679      * PAPA JOHN'S INTERNATIONAL, INC ................          184
    124,752      * PARK PLACE ENTERTAINMENT CORP .................        1,144
      3,800      * PARKERVISION, INC .............................           80
     10,126      * PAYLESS SHOESOURCE, INC .......................          569
      3,900      * PENN NATIONAL GAMING, INC .....................          118
     10,600      * PENTON MEDIA, INC .............................           66
     20,100      * PERFORMANCE FOOD GROUP CO .....................          707
     10,300        PHILLIPS-VAN HEUSEN CORP ......................          112
     42,655        PIER 1 IMPORTS, INC ...........................          740
      8,400      * PINNACLE ENTERTAINMENT, INC ...................           51
     25,600      * PINNACLE SYSTEMS, INC .........................          203
      7,500      * PIXAR, INC ....................................          270
         13      * PLANET HOLLYWOOD INTERNATIONAL, INC WTS 05/10/03           0
      6,338      * PLATO LEARNING, INC ...........................          105
      5,783      * PLAYBOY ENTERPRISES, INC (CLASS B) ............           98
     10,500        POLARIS INDUSTRIES, INC .......................          606
     23,979      * POLO RALPH LAUREN CORP ........................          642
     13,800      * PRESSTEK, INC .................................          127
      1,600      * PRICESMART, INC ...............................           56
     20,500      * PRIME HOSPITALITY CORP ........................          227
    112,006      * PRIMEDIA, INC .................................          487
      6,500      * PRIVATE MEDIA GROUP, INC ......................           64
      3,700        PULITZER, INC .................................          189
      4,730      * QUAKER FABRIC CORP ............................           39
      9,800      * QUIKSILVER, INC ...............................          169
     24,206      * RADIO ONE, INC (CLASS A) ......................          447
      7,200      * RADIO ONE, INC (CLASS D) ......................          130
      9,750      * RARE HOSPITALITY INTERNATIONAL, INC ...........          220
     46,218        READER'S DIGEST ASSOCIATION, INC (CLASS A) ....        1,067
      4,347      * RECOTON CORP ..................................           59
     23,194      * REEBOK INTERNATIONAL LTD ......................          615
      8,400      * REGENT COMMUNICATIONS, INC ....................           57
     16,700        REGIS CORP ....................................          431
      3,198      * RENT-A-CENTER, INC ............................          107
      6,770      * RESORTQUEST INTERNATIONAL, INC ................           32
      2,965      * RESOURCES CONNECTION, INC .....................           78
      2,600        RIVIANA FOODS, INC ............................           46
     36,900        ROSS STORES, INC ..............................        1,184
     29,100        RUBY TUESDAY, INC .............................          600
     10,508        RUSSELL CORP ..................................          158
     13,800      * RYAN'S FAMILY STEAK HOUSES, INC ...............          299
      4,300      * SAGA COMMUNICATIONS, INC (CLASS A) ............           89
     55,387      * SAKS, INC .....................................          517
      3,917      * SALEM COMMUNICATIONS CORP (CLASS A) ...........           90
      2,621      * SALTON, INC ...................................           49
      4,077        SCHAWK, INC ...................................           45
     12,734      * SCHOLASTIC CORP ...............................          641
      7,100      * SCIENTIFIC GAMES CORP (CLASS A) ...............           62
      7,100      * SCOTTS CO (CLASS A) ...........................          338
      8,687      * SCP POOL CORP .................................          238
     14,067        SCRIPPS (E.W.) CO (CLASS A) ...................          928
    133,833        SEARS ROEBUCK & CO ............................        6,376
     12,400      * SHOPKO STORES, INC ............................          118
      8,279      * SHUFFLE MASTER, INC ...........................          130
     10,994      * SINCLAIR BROADCAST GROUP, INC (CLASS A) .......          104
     21,700      * SIRIUS SATELLITE RADIO, INC ...................          252
     39,723      * SIX FLAGS, INC ................................          611
      2,324      * SKILLSOFT CORP ................................           60
      4,449        SMITH (A.O.) CORP .............................           87
     10,500      * SONIC AUTOMOTIVE, INC .........................          246
      9,562      * SONIC CORP ....................................          344
      9,033      * SOTHEBY'S HOLDINGS, INC (CLASS A) .............          150
     16,800      * SPANISH BROADCASTING SYSTEM, INC (CLASS A) 166
      6,000      * SPEEDWAY MOTORSPORTS, INC .....................          152
      7,300      * SPIEGEL, INC (CLASS A) ........................           33

     10,868      * SPORTS RESORTS INTERNATIONAL, INC .............           84
      3,258        STANDARD MOTOR PRODUCTS, INC ..................           45
      2,379      * STANLEY FURNITURE CO, INC .....................           57
    175,999      * STARBUCKS CORP ................................        3,353
     17,000      * STATION CASINOS, INC ..........................          190
     33,700        STEELCASE, INC (CLASS A) ......................          496
     12,400      * STEIN MART, INC ...............................          104
      8,500      * STELLENT, INC .................................          251
      5,100      * STEVEN MADDEN LTD .............................           72
      5,300      * STONERIDGE, INC ...............................           48
     19,200        STRIDE RITE CORP ..............................          126
      8,600        STURM RUGER & CO, INC .........................          103
      2,819     b* SUNBEAM CORP WTS 08/24/03 .....................            0
      8,600        SUPERIOR INDUSTRIES INTERNATIONAL, INC ........          346
     13,850      * SYLVAN LEARNING SYSTEMS, INC ..................          306
     11,884        TALBOTS, INC ..................................          431
      3,000        TANGER FACTORY OUTLET CENTERS, INC ............           63
    416,150        TARGET CORP ...................................       17,083
      7,786      * TBC CORP ......................................          104
     17,399      * THE CHEESECAKE FACTORY, INC ...................          605
     10,147      * THE STEAK N SHAKE CO ..........................          112
      2,900        THOR INDUSTRIES, INC ..........................          107
     11,350      * THQ, INC ......................................          550
     67,448        TIFFANY & CO ..................................        2,123
      9,217      * TIMBERLAND CO (CLASS A) .......................          342
    126,514        TJX COS, INC ..................................        5,043
     14,259      * TOO, INC ......................................          392
     16,546      * TOPPS CO, INC .................................          201
     18,500      * TOWER AUTOMOTIVE, INC .........................          167
      3,300      * TRENDWEST RESORTS, INC ........................           84
     87,485        TRIBUNE CO ....................................        3,275
     67,207      * TRICON GLOBAL RESTAURANTS, INC ................        3,307
      1,800      * TROPICAL SPORTSWEAR INTERNATIONAL CORP ........           34
     47,900        TRW, INC ......................................        1,774
     53,540      * U.S.A. NETWORKS, INC ..........................        1,462
     22,800      * UNIFI, INC ....................................          165

                       SEE NOTES TO FINANCIAL STATEMENTS

30    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 CONSUMER CYCLICAL--(CONTINUED)
      6,200      * UNIVERSAL ELECTRONICS, INC ....................   $      107
     77,384      * UNIVISION COMMUNICATIONS, INC (CLASS A) .......        3,131
      2,936      * URBAN OUTFITTERS, INC .........................           71
      3,756      * VAIL RESORTS, INC .............................           67
     24,600      * VALASSIS COMMUNICATIONS, INC ..................          876
      7,100      * VALUE CITY DEPARTMENT STORES, INC .............           33
      7,100      * VANS, INC .....................................           90
      8,441      * VASTERA, INC ..................................          140
     40,891        VF CORP .......................................        1,595
     12,920      * VIACOM, INC (CLASS A) .........................          572
    599,207      * VIACOM, INC (CLASS B) .........................       26,455
     60,105        VISTEON CORP ..................................          904
     10,400      * WABASH NATIONAL CORP ..........................           81
  1,277,536        WAL-MART STORES, INC ..........................       73,511
    966,175        WALT DISNEY CO ................................       20,019
      1,661        WASHINGTON POST CO (CLASS B) ..................          880
     40,042        WENDY'S INTERNATIONAL, INC ....................        1,168
     15,100      * WESTPOINT STEVENS, INC ........................           37
     31,638      * WESTWOOD ONE, INC .............................          951
      6,619      * WET SEAL, INC (CLASS A) .......................          156
     26,048        WHIRLPOOL CORP ................................        1,910
     20,800        WILEY (JOHN) & SONS, INC (CLASS A) ............          479
     20,400      * WILLIAMS-SONOMA, INC ..........................          875
      4,600      * WILSONS THE LEATHER EXPERTS, INC ..............           52
      5,800        WINNEBAGO INDUSTRIES, INC .....................          214
      9,015      * WMS INDUSTRIES, INC ...........................          180
     18,862        WOLVERINE WORLD WIDE, INC .....................          284
      4,000        WOODWARD GOVERNOR CO ..........................          233
      5,300      * WORLD WRESTLING FEDERATION ENTERTAINMENT, INC .           70
      6,200      * XM SATELLITE RADIO HOLDINGS, INC ..............          114
      6,700      * YOUNG BROADCASTING, INC (CLASS A) .............          120
     15,206      * ZALE CORP .....................................          637
      4,400      * ZENITH ELECTRONICS CORP .......................            0
     12,900      * ZOMAX, INC ....................................          103
                                                                     ----------
                   TOTAL CONSUMER CYCLICAL                              541,594
                                                                    -----------
 CONSUMER NON-CYCLICAL--9.16%
      3,600      * 1-800-FLOWERS.COM, INC ........................           56
     10,292      * 7-ELEVEN, INC .................................          121
     16,900        ALBERTO-CULVER CO (CLASS B) ...................          756
    187,303        ALBERTSON'S, INC ..............................        5,898
     86,980      * AMAZON.COM, INC ...............................          941
      7,572      * AMERICAN ITALIAN PASTA CO (CLASS A) ...........          318
    408,194        ANHEUSER-BUSCH COS, INC .......................       18,454
      7,919      * APPLICA, INC ..................................           71
    267,883        ARCHER DANIELS MIDLAND CO .....................        3,844
     10,800      * AURORA FOODS, INC .............................           55
    115,205      * AUTONATION, INC ...............................        1,420
     37,837      * AUTOZONE, INC .................................        2,717
    103,281        AVON PRODUCTS, INC ............................        4,803
     21,616      * BARNES & NOBLE, INC ...........................          640
     76,609      * BEST BUY CO, INC ..............................        5,706
     33,498      * BJ'S WHOLESALE CLUB, INC ......................        1,477
     15,000        BLYTH, INC ....................................          349
     37,267      * BORDERS GROUP, INC ............................          739
      4,100      * BOSTON BEER CO, INC (CLASS A) .................           70
     17,046        BROWN-FORMAN CORP (CLASS B) ...................        1,067
     15,400      * CADIZ, INC ....................................          124
    101,345        CAMPBELL SOUP CO ..............................        3,027
     17,841        CASEY'S GENERAL STORES, INC ...................          266
     19,872      * CDW COMPUTER CENTERS, INC .....................        1,067
     16,889        CHURCH & DWIGHT CO, INC .......................          450
     16,610      * CIRCUIT CITY STORES, INC (CARMAX GROUP) .......          378
     90,420        CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP) .        2,346
     78,358        CLOROX CO .....................................        3,099
     19,732      * COACH, INC ....................................          769
        900        COCA-COLA BOTTLING CO CONSOLIDATED ............           34
    933,184        COCA-COLA CO ..................................       44,000
    100,046        COCA-COLA ENTERPRISES, INC ....................        1,895
    254,660        COLGATE-PALMOLIVE CO ..........................       14,707
    248,009        CONAGRA FOODS, INC ............................        5,895
     15,700      * CONSTELLATION BRANDS, INC (CLASS A) ...........          673
     10,292        COORS (ADOLPH) CO (CLASS B) ...................          550
     16,175        CORN PRODUCTS INTERNATIONAL, INC ..............          570
      9,800      * COST PLUS, INC ................................          260
    208,127      * COSTCO WHOLESALE CORP .........................        9,237
    180,386        CVS CORP ......................................        5,339
     20,043      * DEAN FOODS CO .................................        1,369
      1,900        DEB SHOPS, INC ................................           46
     11,313      * DEL MONTE FOODS CO ............................           96
     15,002        DELTA & PINE LAND CO ..........................          339
     43,439        DIAL CORP .....................................          745
     18,725        DIMON, INC ....................................          135
     19,258        DOLE FOOD CO ..................................          517
      9,000        DREYER'S GRAND ICE CREAM, INC .................          347
      4,614      * DUANE READE, INC ..............................          140
      4,447      * ELECTRONICS BOUTIQUE HOLDINGS CORP ............          178
     42,066      * ENERGIZER HOLDINGS, INC .......................          801
     47,668        ESTEE LAUDER COS (CLASS A) ....................        1,528
     13,988        ETHAN ALLEN INTERIORS, INC ....................          582
      4,000      * EXPEDIA, INC (CLASS A) ........................          162
      5,800      * FACTORY 2-U STORES, INC .......................          116

        400        FARMER BROTHERS CO ............................          106
     13,400        FASTENAL CO ...................................          890
     19,063        FLEMING COS, INC ..............................          353
      7,721      * FLOWERS FOODS, INC ............................          308
      3,400      * FTD.COM, INC ..................................           24
      4,394      * FTI CONSULTING, INC ...........................          144
     23,200      * FURNITURE BRANDS INTERNATIONAL, INC ...........          743
    168,131        GENERAL MILLS, INC ............................        8,744
    487,118        GILLETTE CO ...................................       16,270
      8,700      * GREAT ATLANTIC & PACIFIC TEA CO, INC ..........          207
      2,111      * GREEN MOUNTAIN COFFEE, INC ....................           58
     10,580      * HAIN CELESTIAL GROUP, INC .....................          291
     65,310        HASBRO, INC ...................................        1,060
    161,598        HEINZ (H.J.) CO ...............................        6,645
      4,100        HERBALIFE INTERNATIONAL, INC (CLASS A) ........           58
      3,000        HERBALIFE INTERNATIONAL, INC (CLASS B) ........           40
     34,700        HERMAN MILLER, INC ............................          821
     43,008        HERSHEY FOODS CORP ............................        2,912
  1,081,631        HOME DEPOT, INC ...............................       55,174
     34,349        HORMEL FOODS CORP .............................          923
     10,800        HUGHES SUPPLY, INC ............................          333
      3,700        INGLES MARKETS, INC (CLASS A) .................           44
     18,081      * INSIGHT ENTERPRISES, INC ......................          445
     20,200        INTERFACE, INC (CLASS A) ......................          113
     36,307        INTERNATIONAL FLAVORS & FRAGRANCES, INC .......        1,079
      7,000      * INTERNATIONAL MULTIFOODS CORP .................          167
     12,900        INTERSTATE BAKERIES CORP ......................          312
      2,675      * J & J SNACK FOODS CORP ........................           65
      8,592        J.M. SMUCKER CO ...............................          304
      4,723      * JILL (J.) GROUP, INC ..........................          102
    111,209        KELLOGG CO ....................................        3,347
    370,716      * KROGER CO .....................................        7,737
      2,665      * LADENBURG THALMANN FINANCIAL SERVICES, INC ....            2
     12,732        LANCASTER COLONY CORP .........................          452
     11,500        LANCE, INC ....................................          164
      2,736      * LITHIA MOTORS, INC (CLASS A) ..................           57
     13,800        LONGS DRUG STORES CORP ........................          323
    356,822        LOWE'S COS ....................................       16,560

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    31

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 CONSUMER NON-CYCLICAL--(CONTINUED)
    198,474        MATTEL, INC ...................................   $    3,412
     31,807        MCCORMICK & CO, INC (NON-VOTE) ................        1,335
      4,385        MOVADO GROUP, INC .............................           84
      4,890        NASH FINCH CO .................................          152
      1,500      * NATIONAL BEVERAGE CORP ........................           18
      5,240        NATURE'S SUNSHINE PRODUCTS, INC ...............           62
     19,445      * NBTY, INC .....................................          228
    117,023        NEWELL RUBBERMAID, INC ........................        3,226
     19,600        NU SKIN ENTERPRISES, INC (CLASS A) ............          172
    141,649      * OFFICE DEPOT, INC .............................        2,626
     48,521      * OFFICEMAX, INC ................................          218
      6,341        ONEIDA LTD ....................................           82
     13,634      * PATHMARK STORES, INC ..........................          336
      2,950      * PC CONNECTION, INC ............................           44
     20,638        PEP BOYS-MANNY MOE & JACK .....................          354
     80,860        PEPSI BOTTLING GROUP, INC .....................        1,900
     38,293        PEPSIAMERICAS, INC ............................          528
    807,528        PEPSICO, INC ..................................       39,319
     27,900      * PERRIGO CO ....................................          330
     45,242      * PETSMART, INC .................................          445
  1,000,065        PHILIP MORRIS COS, INC ........................       45,853
      6,700        PILGRIM'S PRIDE CORP (CLASS B) ................           91
     11,900      * PLAYTEX PRODUCTS, INC .........................          116
     48,213      * PRICELINE.COM, INC ............................          281
    598,056        PROCTER & GAMBLE CO ...........................       47,324
     44,146        R.J. REYNOLDS TOBACCO HOLDINGS, INC ...........        2,485
     82,605        RADIOSHACK CORP ...............................        2,486
     13,700      * RALCORP HOLDINGS, INC .........................          311
      7,700     e* REVLON, INC (CLASS A) .........................           51
    178,871      * RITE AID CORP .................................          905
      3,800      * ROBERT MONDAVI CORP (CLASS A) .................          144
     13,700        RUDDICK CORP ..................................          219
      4,500        RUSS BERRIE & CO, INC .........................          135
    219,146      * SAFEWAY, INC ..................................        9,149
      2,200        SANDERSON FARMS, INC ..........................           47
    358,938        SARA LEE CORP .................................        7,979
      6,760        SCHWEITZER-MAUDUIT INTERNATIONAL, INC .........          161
        150        SEABOARD CORP .................................           46
     21,700        SENSIENT TECHNOLOGIES CORP ....................          452
      7,236      * SKECHERS USA, INC (CLASS A) ...................          106
     10,350      * SLI, INC ......................................           27
      5,000      * SMART & FINAL, INC ............................           52
     47,800      * SMITHFIELD FOODS, INC .........................        1,054
      8,946      * SPARTAN STORES, INC ...........................          107
     18,100      * STAMPS.COM, INC ...............................           65
      4,662        STANDARD COMMERCIAL CORP ......................           77
    212,730      * STAPLES, INC ..................................        3,978
      8,400      * STAR SCIENTIFIC, INC ..........................           21
      2,507      * STEINWAY MUSICAL INSTRUMENTS, INC .............           42
      2,700        STEPAN CO .....................................           66
      6,900        THOMAS INDUSTRIES, INC ........................          173
     11,800      * TICKETMASTER (CLASS B) ........................          193
      9,653        TOOTSIE ROLL INDUSTRIES, INC ..................          377
     91,401      * TOYS "R" US, INC ..............................        1,896
     11,800      * TRANS WORLD ENTERTAINMENT CORP ................           90
      5,600      * TRIARC COS, INC ...............................          136
      4,200      * TUESDAY MORNING CORP ..........................           76
     23,721        TUPPERWARE CORP ...............................          457
      8,800      * TWEETER HOME ENTERTAINMENT GROUP, INC .........          255
    102,090        TYSON FOODS, INC (CLASS A) ....................        1,179
      3,200      * UNITED AUTO GROUP, INC ........................           83
      4,100      * UNITED NATURAL FOODS, INC .....................          103
     12,200        UNIVERSAL CORP ................................          444
     76,214        UST, INC ......................................        2,667
     10,719      * VALUEVISION INTERNATIONAL, INC (CLASS A) ......          210
      7,860        VECTOR GROUP LTD ..............................          258
    471,292        WALGREEN CO ...................................       15,864
      6,400        WEIS MARKETS, INC .............................          179
     22,352      * WHOLE FOODS MARKET, INC .......................          974
      7,321      * WILD OATS MARKETS, INC ........................           73
     37,505        WINN-DIXIE STORES, INC ........................          534
     71,914        WRIGLEY (WM.) JR CO ...........................        3,694
      6,800      * YANKEE CANDLE CO, INC .........................          154
                                                                    -----------
                   TOTAL CONSUMER NON-CYCLICAL                          487,436
                                                                    -----------
 ENERGY--5.15%
      6,477      * 3TEC ENERGY CORP ..............................           91
     31,668        AMERADA HESS CORP .............................        1,979
    114,778        ANADARKO PETROLEUM CORP .......................        6,525
     63,233        APACHE CORP ...................................        3,154
     31,972        ASHLAND, INC ..................................        1,473
      2,400      * ATP OIL & GAS CORP ............................            7
      4,100      * ATWOOD OCEANICS, INC ..........................          143
    155,015        BAKER HUGHES, INC .............................        5,653
      7,671        BERRY PETROLEUM CO (CLASS A) ..................          120
     75,535      * BJ SERVICES CO ................................        2,451
     94,508        BURLINGTON RESOURCES, INC .....................        3,548
     13,400        CABOT OIL & GAS CORP (CLASS A) ................          322
     14,937      * CAL DIVE INTERNATIONAL, INC ...................          369
      4,900      * CALLON PETROLEUM CORP .........................           34
     29,221      * CAPSTONE TURBINE CORP .........................          158
      3,200        CARBO CERAMICS, INC ...........................          125

     64,300      * CHESAPEAKE ENERGY CORP ........................          425
    492,666        CHEVRONTEXACO CORP ............................       44,148
      1,900      * CLAYTON WILLIAMS ENERGY, INC ..................           25
     10,500      * COMSTOCK RESOURCES, INC .......................           74
    288,717        CONOCO, INC ...................................        8,171
     23,548      * COOPER CAMERON CORP ...........................          950
      8,300      * DENBURY RESOURCES, INC ........................           61
     53,555        DEVON ENERGY CORP .............................        2,070
     25,197        DIAMOND OFFSHORE DRILLING, INC ................          766
      2,745      * DRIL-QUIP, INC ................................           66
     15,914      * EEX CORP ......................................           29
      3,000      * ENCORE ACQUISITION CO .........................           40
      9,974      * ENERGY PARTNERS LTD ...........................           75
     62,109        ENSCO INTERNATIONAL, INC ......................        1,543
     48,109        EOG RESOURCES, INC ............................        1,882
      7,600      * EVERGREEN RESOURCES, INC ......................          293
  3,157,440        EXXON MOBIL CORP ..............................      124,087
     12,560      * FOREST OIL CORP ...............................          354
         66      * FOREST OIL CORP WTS 02/15/04 ..................            1
         66      * FOREST OIL CORP WTS 02/15/05 ..................            1
     11,700        FRONTIER OIL CORP .............................          195
      5,112        GETTY REALTY CORP .............................           96
     28,967      * GLOBAL INDUSTRIES LTD .........................          258
     47,041      * GRANT PRIDECO, INC ............................          541
     64,931      * GREY WOLF, INC ................................          193
      3,475      * GULF ISLAND FABRICATION, INC ..................           43
    198,197        HALLIBURTON CO ................................        2,596
     36,417      * HANOVER COMPRESSOR CO .........................          920
     23,200        HELMERICH & PAYNE, INC ........................          774
      3,772        HOLLY CORP ....................................           73
      6,700      * HORIZON OFFSHORE, INC .........................           51
      4,400      * HOUSTON EXPLORATION CO ........................          148
      5,852      * HYDRIL CO .....................................          103
     20,900      * INPUT/OUTPUT, INC .............................          172
     13,104      * KCS ENERGY, INC ...............................           41
     46,561        KERR-MCGEE CORP ...............................        2,552
     43,547      * KEY ENERGY SERVICES, INC ......................          401
      6,300      * KEY PRODUCTION CO, INC ........................          107

                       SEE NOTES TO FINANCIAL STATEMENTS

32    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 ENERGY--(CONTINUED)
      2,438        LUFKIN INDUSTRIES, INC ........................   $       65
     12,922      * MAGNUM HUNTER RESOURCES, INC ..................          107
    142,764        MARATHON OIL CORP .............................        4,280
     15,400      * MAVERICK TUBE CORP ............................          199
      6,421      * MCMORAN EXPLORATION CO ........................           37
     14,645      * MERIDIAN RESOURCE CORP ........................           58
     10,000        MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ..          533
     16,513        MURPHY OIL CORP ...............................        1,388
     57,570      * NABORS INDUSTRIES, INC ........................        1,976
     37,387      * NATIONAL-OILWELL, INC .........................          771
     17,769      * NEWFIELD EXPLORATION CO .......................          631
     26,000        NOBLE AFFILIATES, INC .........................          918
     60,956      * NOBLE DRILLING CORP ...........................        2,075
      6,800      * NUEVO ENERGY CO ...............................          102
    172,442        OCCIDENTAL PETROLEUM CORP .....................        4,575
     79,178        OCEAN ENERGY, INC .............................        1,520
     10,100      * OCEANEERING INTERNATIONAL, INC ................          223
      2,842      * OSCA, INC .....................................           59
     38,800      * PARKER DRILLING CO ............................          143
      8,528        PATINA OIL & GAS CORP .........................          235
     31,000      * PATTERSON-UTI ENERGY, INC .....................          723
     36,444        PENNZOIL-QUAKER STATE CO ......................          527
    176,015        PHILLIPS PETROLEUM CO .........................       10,607
     45,300      * PIONEER NATURAL RESOURCES CO ..................          872
     11,000      * PLAINS RESOURCES, INC .........................          271
     24,562        POGO PRODUCING CO .............................          645
     61,100      * PRIDE INTERNATIONAL, INC ......................          923
      4,400      * PRIMA ENERGY CORP .............................           96
      1,600      * PRIZE ENERGY CORP .............................           37
      5,997      * PURE RESOURCES, INC ...........................          121
      5,919      * PYR ENERGY CORP ...............................           12
     22,126      * RANGE RESOURCES CORP ..........................          101
      7,409      * REMINGTON OIL & GAS CORP ......................          128
     43,262      * ROWAN COS, INC ................................          838
      5,400        RPC, INC ......................................           95
        104      * SEABULK INTERNATIONAL, INC WTS 12/14/03 .......            0
      7,764      * SEACOR SMIT, INC ..............................          360
      9,000      * SEITEL, INC ...................................          122
     22,726      * SMITH INTERNATIONAL, INC ......................        1,219
      8,823      * SPINNAKER EXPLORATION CO ......................          363
     12,600        ST. MARY LAND & EXPLORATION CO ................          267
      9,767      * STONE ENERGY CORP .............................          386
     34,436        SUNOCO, INC ...................................        1,286
     19,800      * SUPERIOR ENERGY SERVICES, INC .................          171
     10,550      * SWIFT ENERGY CO ...............................          213
     16,072      * TESORO PETROLEUM CORP .........................          211
     25,927        TIDEWATER, INC ................................          879
     15,229      * TOM BROWN, INC ................................          411
      6,390      * TRANSMONTAIGNE, INC ...........................           35
         67      * TRANSTEXAS GAS CORP WTS 06/30/02 ..............            0
     11,200      * TRICO MARINE SERVICES, INC ....................           85
     34,218        ULTRAMAR DIAMOND SHAMROCK CORP ................        1,693
     16,500      * UNIT CORP .....................................          213
      4,900      * UNIVERSAL COMPRESSION HOLDINGS, INC ...........          145
    112,645        UNOCAL CORP ...................................        4,063
     27,940        VALERO ENERGY CORP ............................        1,065
     34,547      * VARCO INTERNATIONAL, INC ......................          518
     14,200      * VERITAS DGC, INC ..............................          263
     22,200        VINTAGE PETROLEUM, INC ........................          321
     48,997      * WEATHERFORD INTERNATIONAL, INC ................        1,826
     13,598      * WESTPORT RESOURCES CORP .......................          236
      9,500      * W-H ENERGY SERVICES, INC ......................          181
     11,489      * XANSER CORP ...................................           23
     54,102        XTO ENERGY, INC ...............................          947
                                                                     ----------
                   TOTAL ENERGY                                         273,870
                                                                     ----------
 FINANCIAL SERVICES--18.88%
      5,828        1ST SOURCE CORP ...............................          121
     15,300        21ST CENTURY INSURANCE GROUP ..................          298
     36,233        A.G. EDWARDS, INC .............................        1,600
      8,601        ACADIA REALTY TRUST ...........................           55
      9,499        ADVANTA CORP (CLASS A) ........................           94
     10,200      * AFFILIATED MANAGERS GROUP, INC ................          719
    241,040        AFLAC, INC ....................................        5,920
      4,100        ALABAMA NATIONAL BANCORP ......................          138
      6,800        ALEXANDRIA REAL ESTATE EQUITIES, INC ..........          279
     17,800        ALFA CORP .....................................          399
      2,097      * ALLEGHANY CORP ................................          404
     45,455        ALLIED CAPITAL CORP ...........................        1,182
     24,331        ALLMERICA FINANCIAL CORP ......................        1,084
    329,074        ALLSTATE CORP .................................       11,090
     31,800        AMB PROPERTY CORP .............................          827
     41,752        AMBAC FINANCIAL GROUP, INC ....................        2,416
     11,300        AMCORE FINANCIAL, INC .........................          253
     14,500        AMERICAN CAPITAL STRATEGIES LTD ...............          411
    615,867        AMERICAN EXPRESS CO ...........................       21,980
     19,545        AMERICAN FINANCIAL GROUP, INC .................          480
     11,600        AMERICAN FINANCIAL HOLDINGS, INC ..............          295
  1,059,918        AMERICAN INTERNATIONAL GROUP, INC .............       84,157
      4,700        AMERICAN NATIONAL INSURANCE CO ................          395
      4,963      * AMERICAN PHYSICIANS CAPITAL, INC ..............          108
     34,806      * AMERICREDIT CORP ..............................        1,098

     49,846      * AMERITRADE HOLDINGS CORP (CLASS A) ............          295
     19,205        AMERUS GROUP CO ...............................          688
      6,043        AMLI RESIDENTIAL PROPERTIES TRUST .............          152
    168,181        AMSOUTH BANCORPORATION ........................        3,179
     17,002     b* ANC RENTAL CORP ...............................            1
      8,705        ANCHOR BANCORP WISCONSIN, INC .................          154
     27,386        ANNALY MORTGAGE MANAGEMENT, INC ...............          438
     17,149        ANTHRACITE CAPITAL, INC .......................          188
    108,380        AON CORP ......................................        3,850
     30,575        APARTMENT INVESTMENT & MANAGEMENT CO (CLASS A)         1,398
     76,175        ARCHSTONE-SMITH TRUST .........................        2,003
     26,589        ARDEN REALTY, INC .............................          705
      6,750        AREA BANCSHARES CORP ..........................          131
      9,700        ARGONAUT GROUP, INC ...........................          190
      2,905        ARROW FINANCIAL CORP ..........................           85
     30,220        ASSOCIATED BANC-CORP ..........................        1,066
      7,408        ASSOCIATED ESTATES REALTY CORP ................           68
     40,690        ASTORIA FINANCIAL CORP ........................        1,077
     28,733        AVALONBAY COMMUNITIES, INC ....................        1,359
      2,824        BALDWIN & LYONS, INC (CLASS B) ................           72
      1,806        BANCFIRST CORP ................................           63
      3,483        BANCFIRST OHIO CORP ...........................           84
     37,537        BANCORPSOUTH, INC .............................          623
      4,969        BANK MUTUAL CORP ..............................           76
    726,182        BANK OF AMERICA CORP ..........................       45,713
      5,000        BANK OF GRANITE CORP ..........................           99
    339,976        BANK OF NEW YORK CO, INC ......................       13,871
    539,099        BANK ONE CORP .................................       21,052
     12,700      * BANK UNITED CORP (CONTINGENT PAYMENT RTS) .....            1
     13,600        BANKATLANTIC BANCORP, INC (CLASS A) ...........          125
     70,226        BANKNORTH GROUP, INC ..........................        1,581
      8,413      * BANKUNITED FINANCIAL CORP (CLASS A) ...........          125
      4,748        BANNER CORP ...................................           80
     28,474      * BAY VIEW CAPITAL CORP .........................          209
    209,086        BB&T CORP .....................................        7,550
     35,986        BEAR STEARNS COS, INC .........................        2,110
      3,908      * BEAZER HOMES USA, INC .........................          286
      6,910        BEDFORD PROPERTY INVESTORS, INC ...............          155
      9,650        BERKLEY (W.R.) CORP ...........................          518

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    33

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 FINANCIAL SERVICES--(CONTINUED)
      2,551      * BKF CAPITAL GROUP, INC ........................   $       73
      6,286      * BLACKROCK, INC ................................          262
      5,251      * BOK FINANCIAL CORP ............................          165
      5,605        BOSTON PRIVATE FINANCIAL HOLDINGS, INC ........          124
     32,815        BOSTON PROPERTIES, INC ........................        1,247
      7,300        BOYKIN LODGING CO .............................           58
     11,328        BRANDYWINE REALTY TRUST .......................          239
     21,000        BRE PROPERTIES, INC (CLASS A) .................          650
      5,300        BROOKLINE BANCORP, INC ........................           87
     19,612        BROWN & BROWN, INC ............................          535
      3,900        BSB BANCORP, INC ..............................           92
     11,800        BURNHAM PACIFIC PROPERTIES, INC ...............           49
        470      * CALIFORNIA FEDERAL BANCORP, INC (GOODWILL CERT)            1
     16,422        CAMDEN PROPERTY TRUST .........................          603
      8,305        CAPITAL AUTOMOTIVE REIT .......................          165
      2,900        CAPITAL CITY BANK GROUP, INC ..................           70
     99,196        CAPITAL ONE FINANCIAL CORP ....................        5,352
     11,933        CAPITOL FEDERAL FINANCIAL .....................          249
      4,037        CAPITOL TRANSAMERICA CORP .....................           66
      3,962        CAPSTEAD MORTGAGE CORP ........................           93
     26,450        CARRAMERICA REALTY CORP .......................          796
      9,769        CASH AMERICA INTERNATIONAL, INC ...............           83
     44,600      * CATELLUS DEVELOPMENT CORP .....................          821
      3,506        CATHAY BANCORP, INC ...........................          225
      9,310        CBL & ASSOCIATES PROPERTIES, INC ..............          293
      3,827        CCBT FINANCIAL COS, INC .......................           90
      4,788      * CCC INFORMATION SERVICES GROUP, INC ...........           30
      9,002        CENTENNIAL BANCORP ............................           66
     10,400        CENTERPOINT PROPERTIES CORP ...................          518
      2,610      * CENTRAL COAST BANCORP .........................           57
      6,887        CFS BANCORP, INC ..............................           99
    497,040        CHARLES SCHWAB CORP ...........................        7,689
     15,800        CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO ......          257
    103,724        CHARTER ONE FINANCIAL, INC ....................        2,816
      9,217        CHATEAU COMMUNITIES, INC ......................          276
      7,116        CHELSEA PROPERTY GROUP, INC ...................          349
     10,287        CHEMICAL FINANCIAL CORP .......................          310
     13,825        CHITTENDEN CORP ...............................          382
     28,956      * CHOICEPOINT, INC ..............................        1,468
     78,380        CHUBB CORP ....................................        5,408
     62,692        CINCINNATI FINANCIAL CORP .....................        2,392
  2,373,493        CITIGROUP, INC ................................      119,814
     20,848        CITIZENS BANKING CORP .........................          685
      8,770      * CITIZENS, INC .................................          111
      4,400        CITY BANK .....................................          105
      7,521      * CITY HOLDING CO ...............................           91
     17,636        CITY NATIONAL CORP ............................          826
      4,729      * CLARK/BARDES, INC .............................          119
     13,300      * CNA FINANCIAL CORP ............................          388
      8,518        CNA SURETY CORP ...............................          132
      1,806        COASTAL BANCORP, INC ..........................           52
      3,266        COBIZ, INC ....................................           44
     53,019        COLONIAL BANCGROUP, INC .......................          747
      6,586        COLONIAL PROPERTIES TRUST .....................          205
      5,874      * COLUMBIA BANKING SYSTEM, INC ..................           77
     47,341     b* COMDISCO, INC .................................           25
     82,193        COMERICA, INC .................................        4,710
     26,106        COMMERCE BANCORP, INC .........................        1,027
     30,208        COMMERCE BANCSHARES, INC ......................        1,178
     11,300        COMMERCE GROUP, INC ...........................          426
     22,400        COMMERCIAL FEDERAL CORP .......................          526
     14,161        COMMERCIAL NET LEASE REALTY, INC ..............          184
      3,755        COMMONWEALTH BANCORP, INC .....................           83
      5,113        COMMUNITY BANK SYSTEM, INC ....................          134
      3,351        COMMUNITY BANK, INC ...........................           90
     16,548        COMMUNITY FIRST BANKSHARES, INC ...............          425
      4,634        COMMUNITY TRUST BANCORP, INC ..................          110
     58,693        COMPASS BANCSHARES, INC .......................        1,661
      5,000      * COMPUCREDIT CORP ..............................           59
      5,003        CONNECTICUT BANCSHARES, INC ...................          129
    135,205      * CONSECO, INC ..................................          603
     21,500        CORNERSTONE REALTY INCOME TRUST, INC ..........          244
      4,017        CORPORATE OFFICE PROPERTIES TRUST .............           48
     11,520      * CORRECTIONS CORP OF AMERICA ...................          214
      4,100        CORUS BANKSHARES, INC .........................          186
     56,415        COUNTRYWIDE CREDIT INDUSTRIES, INC ............        2,311
     16,531        COUSINS PROPERTIES, INC .......................          403
      3,300        CPB, INC ......................................           97
     15,859        CRAWFORD & CO (CLASS B) .......................          186
      5,600      * CREDIT ACCEPTANCE CORP ........................           50
     40,900        CRESCENT REAL ESTATE EQUITIES CO ..............          741
      1,040      * CRESECENT OPERATING, INC ......................            0
      6,110      * CRESTLINE CAPITAL CORP ........................          190
      9,457        CROWN AMERICAN REALTY TRUST ...................           74
     11,000      * CSK AUTO CORP .................................          109
     23,700        CULLEN/FROST BANKERS, INC .....................          732
      1,331        CURTISS-WRIGHT CORP (CLASS B) .................           62
      9,423        CVB FINANCIAL CORP ............................          220
      5,923        DELPHI FINANCIAL GROUP, INC (CLASS A) .........          197
     23,030        DEVELOPERS DIVERSIFIED REALTY CORP ............          440
     39,705        DIME BANCORP, INC .............................        1,433
     46,500      * DIME BANCORP, INC (LITIGATION TRACKING WTS) ...            7
      6,185        DIME COMMUNITY BANCSHARES .....................          174

     17,053        DORAL FINANCIAL CORP ..........................          532
      9,128        DOWNEY FINANCIAL CORP .........................          377
     60,118        DUKE REALTY CORP ..............................        1,463
    135,776      * E*TRADE GROUP, INC ............................        1,392
     10,600        EAST WEST BANCORP, INC ........................          273
      7,200        EASTGROUP PROPERTIES, INC .....................          166
     26,700        EATON VANCE CORP ..............................          949
      6,500      * ELECTRO RENT CORP .............................           84
      6,600        ENTERTAINMENT PROPERTIES TRUST ................          128
    191,224        EQUITY OFFICE PROPERTIES TRUST ................        5,752
      1,200        EQUITY ONE, INC ...............................           16
    124,982        EQUITY RESIDENTIAL PROPERTIES TRUST ...........        3,588
      8,852        ERIE INDEMNITY CO (CLASS A) ...................          341
      6,578        ESSEX PROPERTY TRUST, INC .....................          325
      4,945        F & M BANCORP .................................          126
    461,975        FANNIE MAE ....................................       36,727
      3,100        FARMERS CAPITAL BANK CORP .....................          114
      5,253        FBL FINANCIAL GROUP, INC (CLASS A) ............           88
      3,706      * FEDERAL AGRICULTURAL MORTGAGE CORP (CLASS C) ..          150
     16,404        FEDERAL REALTY INVESTMENT TRUST ...............          377
     36,237        FEDERATED INVESTORS, INC (CLASS B) ............        1,155
      7,248        FIDELITY BANKSHARES, INC ......................          116
     41,050        FIDELITY NATIONAL FINANCIAL, INC ..............        1,018
    226,922        FIFTH THIRD BANCORP ...........................       13,917
      4,818      * FINANCIAL FEDERAL CORP ........................          151
      3,690        FINANCIAL INSTITUTIONS, INC ...................           86
     23,500      * FINOVA GROUP, INC .............................           14
     31,332        FIRST AMERICAN CORP ...........................          587
      9,900        FIRST BANCORP (PUERTO RICO) ...................          282
      3,088        FIRST BANCORP NORTH CAROLINA ..................           70
        300      * FIRST BANKS AMERICA, INC ......................            9
      4,100        FIRST BUSEY CORP ..............................           88
     14,200        FIRST CHARTER CORP ............................          240
      2,800        FIRST CITIZENS BANCSHARES, INC (CLASS A) ......          274
     26,722        FIRST COMMONWEALTH FINANCIAL CORP .............          308
      3,590        FIRST COMMUNITY BANCSHARES ....................          106

                       SEE NOTES TO FINANCIAL STATEMENTS

34    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 FINANCIAL SERVICES--(CONTINUED)
      2,919        FIRST ESSEX BANCORP, INC ......................   $       82
      7,400        FIRST FEDERAL CAPITAL CORP ....................          116
     16,558        FIRST FINANCIAL BANCORP .......................          292
      4,821        FIRST FINANCIAL BANKSHARES, INC ...............          145
      3,100        FIRST FINANCIAL CORP (INDIANA) ................          136
      6,100        FIRST FINANCIAL HOLDINGS, INC .................          147
      4,100        FIRST INDIANA CORP ............................           90
      5,125        FIRST MERCHANTS CORP ..........................          123
     22,375        FIRST MIDWEST BANCORP, INC ....................          653
      4,900        FIRST NIAGARA FINANCIAL GROUP, INC ............           82
      6,801        FIRST PLACE FINANCIAL CORP ....................          107
      4,746      * FIRST REPUBLIC BANK ...........................          115
     11,670        FIRST SENTINEL BANCORP, INC ...................          146
     58,310        FIRST TENNESSEE NATIONAL CORP .................        2,114
     22,019        FIRST VIRGINIA BANKS, INC .....................        1,118
      7,850      * FIRSTFED FINANCIAL CORP .......................          201
     36,025        FIRSTMERIT CORP ...............................          976
      3,000        FLAGSTAR BANCORP, INC .........................           60
    482,320        FLEETBOSTON FINANCIAL CORP ....................       17,605
      4,830        FLUSHING FINANCIAL CORP .......................           86
     11,731        FNB CORP ......................................          309
     78,754        FRANKLIN RESOURCES, INC .......................        2,778
    320,323        FREDDIE MAC ...................................       20,949
     25,700        FREMONT GENERAL CORP ..........................          201
     10,101      * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC .........           52
      7,900        FRONTIER FINANCIAL CORP .......................          207
     12,800      * FRONTLINE CAPITAL GROUP, INC ..................            1
     38,155        FULTON FINANCIAL CORP .........................          833
      2,400      * GABELLI ASSET MANAGEMENT, INC (CLASS A) .......          104
     11,200        GABLES RESIDENTIAL TRUST ......................          332
     38,953        GALLAGHER (ARTHUR J.) & CO ....................        1,343
     23,994      * GARTNER, INC (CLASS A) ........................          280
     12,190      * GARTNER, INC (CLASS B) ........................          137
      3,454        GBC BANCORP ...................................          102
     24,200        GENERAL GROWTH PROPERTIES, INC ................          939
      4,270        GERMAN AMERICAN BANCORP .......................           69
      6,348        GLACIER BANCORP, INC ..........................          132
      8,775        GLENBOROUGH REALTY TRUST, INC .................          170
     11,355        GLIMCHER REALTY TRUST .........................          214
     13,100        GOLD BANC CORP, INC ...........................           93
     33,000        GOLDEN STATE BANCORP, INC .....................          863
     13,600      * GOLDEN STATE BANCORP, INC
                     (LITIGATION TRACKING WTS 12/31/60) ..........           16
     58,739        GOLDEN WEST FINANCIAL CORP ....................        3,457
     99,651        GOLDMAN SACHS GROUP, INC ......................        9,243
      5,000        GREAT AMERICAN FINANCIAL RESOURCES, INC .......           94
      5,513        GREAT LAKES REIT, INC .........................           88
      2,628        GREAT SOUTHERN BANCORP, INC ...................           80
     22,838        GREATER BAY BANCORP ...........................          653
     39,197        GREENPOINT FINANCIAL CORP .....................        1,401
      3,459        HANCOCK HOLDING CO ............................          149
     10,000        HARBOR FLORIDA BANCSHARES, INC ................          170
     13,359        HARLEYSVILLE GROUP, INC .......................          319
      8,242        HARLEYSVILLE NATIONAL CORP ....................          194
    109,835        HARTFORD FINANCIAL SERVICES GROUP, INC ........        6,901
     23,800        HCC INSURANCE HOLDINGS, INC ...................          656
     24,216        HEALTH CARE PROPERTY INVESTORS, INC ...........          877
     14,936        HEALTH CARE REIT, INC .........................          364
     18,800        HEALTHCARE REALTY TRUST, INC ..................          526
     73,218        HIBERNIA CORP (CLASS A) .......................        1,303
     24,300        HIGHWOODS PROPERTIES, INC .....................          631
      6,500        HILB, ROGAL & HAMILTON CO .....................          364
      8,277        HOME PROPERTIES OF NEW YORK, INC ..............          262
     25,822        HOOPER HOLMES, INC ............................          231
     18,500        HORACE MANN EDUCATORS CORP ....................          393
     28,700        HOSPITALITY PROPERTIES TRUST ..................          847
    105,823      * HOST MARRIOTT CORP ............................          952
    211,275        HOUSEHOLD INTERNATIONAL, INC ..................       12,241
     59,100        HRPT PROPERTIES TRUST .........................          512
     18,902        HUDSON CITY BANCORP, INC ......................          498
      6,864        HUDSON RIVER BANCORP, INC .....................          150
     21,111        HUDSON UNITED BANCORP .........................          606
    115,795        HUNTINGTON BANCSHARES, INC ....................        1,991
      2,391        IBERIABANK CORP ...............................           66
     26,900        INDEPENDENCE COMMUNITY BANK CORP ..............          612
      5,582        INDEPENDENT BANK CORP (MASSACHUSETTS) .........          120
      5,340        INDEPENDENT BANK CORP (MICHIGAN) ..............          148
     27,913      * INDYMAC BANCORP, INC ..........................          653
     10,360        INNKEEPERS U.S.A. TRUST .......................          102
      8,600      * INSIGNIA FINANCIAL GROUP, INC .................           93
     15,119      * INSTINET GROUP, INC ...........................          152
      5,300      * INSURANCE AUTO AUCTIONS, INC ..................           77
      7,850        INTEGRA BANK CORP .............................          164
      7,535        INTERNATIONAL BANCSHARES CORP .................          318
     22,308      * INVESTMENT TECHNOLOGY GROUP, INC ..............          872
     14,700        INVESTORS FINANCIAL SERVICES CORP .............          973
      9,870        INVESTORS REAL ESTATE TRUST ...................           93
     13,700        IRT PROPERTY CO ...............................          145
      4,047        IRWIN FINANCIAL CORP ..........................           69
     39,825        ISTAR FINANCIAL, INC ..........................          994
     11,068      * ITT EDUCATIONAL SERVICES, INC .................          408
     15,050        JDN REALTY CORP ...............................          186
     10,705        JEFFERIES GROUP, INC (NEW) ....................          453

     69,376        JEFFERSON-PILOT CORP ..........................        3,210
    137,852        JOHN HANCOCK FINANCIAL SERVICES, INC ..........        5,693
      4,650        JOHN NUVEEN CO (CLASS A) ......................          249
     13,700      * JONES LANG LASALLE, INC .......................          247
    916,808        JP MORGAN CHASE & CO ..........................       33,326
      5,500        JP REALTY, INC ................................          131
      2,600        KANSAS CITY LIFE INSURANCE CO .................           96
    195,416        KEYCORP .......................................        4,756
      3,600        KEYSTONE PROPERTY TRUST .......................           47
     11,218        KILROY REALTY CORP ............................          295
     38,522        KIMCO REALTY CORP .............................        1,259
     40,200      * KNIGHT TRADING GROUP, INC .....................          443
     12,200        KOGER EQUITY, INC .............................          199
      8,485        KRAMONT REALTY TRUST ..........................          124
     59,399      * LA QUINTA CORP (PAIRED) .......................          341
     20,020      * LABRANCHE & CO, INC ...........................          690
      5,249        LAKELAND BANCORP, INC .........................           86
      8,540        LANDAMERICA FINANCIAL GROUP, INC ..............          245
     29,439        LEGG MASON, INC ...............................        1,471
    110,046        LEHMAN BROTHERS HOLDINGS, INC .................        7,351
     16,343        LEUCADIA NATIONAL CORP ........................          472
      9,000        LEXINGTON CORPORATE PROPERTIES TRUST ..........          140
      7,700        LIBERTY CORP ..................................          317
     87,436        LINCOLN NATIONAL CORP .........................        4,247
     10,150        LNR PROPERTY CORP .............................          316
      8,560      * LOCAL FINANCIAL CORP ..........................          120
     37,672        M & T BANK CORP ...............................        2,744
     14,400        MACERICH CO ...................................          383
     19,765        MACK-CALI REALTY CORP .........................          613
      8,317        MAF BANCORP, INC ..............................          245
      4,218        MAIN STREET BANKS, INC ........................           69
      6,427        MANUFACTURED HOME COMMUNITIES, INC ............          201
      3,700      * MARKEL CORP ...................................          665
    126,759        MARSH & MCLENNAN COS, INC .....................       13,620
     48,718        MARSHALL & ILSLEY CORP ........................        3,083
      6,292      * MB FINANCIAL, INC .............................          171

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    35

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 FINANCIAL SERVICES--(CONTINUED)
     68,396        MBIA, INC .....................................   $    3,668
    330,257        MBNA CORP .....................................       11,625
      6,000        MEDALLION FINANCIAL CORP ......................           47
      2,600        MEDFORD BANCORP, INC ..........................           55
        300      * MEEMIC HOLDINGS, INC ..........................            7
    215,956        MELLON FINANCIAL CORP .........................        8,124
     32,269        MERCANTILE BANKSHARES CORP ....................        1,389
     11,751        MERCURY GENERAL CORP ..........................          513
     17,200        MERISTAR HOSPITALITY CORP .....................          244
      1,561      * MERITAGE CORP .................................           80
    387,566        MERRILL LYNCH & CO, INC .......................       20,200
    135,430        METLIFE, INC ..................................        4,290
     15,612        METRIS COS, INC ...............................          401
        324      * MFN FINANCIAL CORP SERIES A WTS 03/23/02 ......            0
        324      * MFN FINANCIAL CORP SERIES B WTS 03/23/03 ......            0
        324      * MFN FINANCIAL CORP SERIES C WTS 03/23/04 ......            0
     43,569        MGIC INVESTMENT CORP ..........................        2,689
      2,873        MICROFINANCIAL, INC ...........................           29
      5,835        MID ATLANTIC REALTY TRUST .....................           91
      6,398        MID-AMERICA APARTMENT COMMUNITIES, INC ........          168
      3,921        MIDAMERICA BANCORP ............................          130
      1,800        MIDLAND CO ....................................           79
     10,900        MID-STATE BANCSHARES ..........................          177
      2,481        MIDWEST BANC HOLDINGS, INC ....................           53
      8,252        MILLS CORP ....................................          219
      6,960        MISSION WEST PROPERTIES, INC ..................           89
      2,600        MISSISSIPPI VALLEY BANCSHARES, INC ............          102
     21,901        MONY GROUP, INC ...............................          757
    506,178        MORGAN STANLEY DEAN WITTER & CO ...............       28,316
    279,728        NATIONAL CITY CORP ............................        8,179
     93,920        NATIONAL COMMERCE FINANCIAL CORP ..............        2,376
      7,515        NATIONAL HEALTH INVESTORS, INC ................          111
      8,113        NATIONAL PENN BANCSHARES, INC .................          178
      1,000      * NATIONAL WESTERN LIFE INSURANCE CO (CLASS A) ..          111
     11,000        NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) ..          456
     21,600        NATIONWIDE HEALTH PROPERTIES, INC .............          404
      2,263        NBC CAPITAL CORP ..............................           69
     11,015        NBT BANCORP, INC ..............................          160
     12,200      * NETBANK, INC ..................................          128
     24,849        NEUBERGER BERMAN, INC .........................        1,091
      4,800        NEW CENTURY FINANCIAL CORP ....................           65
     39,999        NEW PLAN EXCEL REALTY TRUST ...................          762
     37,322        NEW YORK COMMUNITY BANCORP, INC ...............          854
     13,900      * NEXTCARD, INC .................................            7
     74,811        NORTH FORK BANCORPORATION, INC ................        2,393
     91,006        NORTHERN TRUST CORP ...........................        5,480
      5,900        NORTHWEST BANCORP, INC ........................           67
      1,300      * NYMAGIC, INC ..................................           21
      3,352        OCEANFIRST FINANCIAL CORP .....................           81
     16,500      * OCWEN FINANCIAL CORP ..........................          140
     25,421      * OHIO CASUALTY CORP ............................          408
     26,955        OLD NATIONAL BANCORP ..........................          681
     54,686        OLD REPUBLIC INTERNATIONAL CORP ...............        1,532
      2,479        OLD SECOND BANCORP, INC .......................           98
      3,600        OMEGA FINANCIAL CORP ..........................          116
      4,733        ORIENTAL FINANCIAL GROUP, INC .................           88
     12,000        PACIFIC CAPITAL BANCORP .......................          333
     36,400        PACIFIC CENTURY FINANCIAL CORP ................          942
     10,000      * PACIFIC GULF PROPERTIES LIQUID TRUST ..........           18
      6,300        PACIFIC NORTHWEST BANCORP .....................          129
     10,986        PAN PACIFIC RETAIL PROPERTIES, INC ............          316
      5,381        PARK NATIONAL CORP ............................          499
      3,732        PARKWAY PROPERTIES, INC .......................          124
      2,429        PENNFED FINANCIAL SERVICES, INC ...............           60
      5,900        PENNSYLVANIA REAL ESTATE INVESTMENT TRUST .....          137
     11,200        PEOPLE'S BANK .................................          238
      2,576        PEOPLES HOLDING CO ............................           95
      5,200        PFF BANCORP, INC ..............................          144
      5,200      * PHILADELPHIA CONSOLIDATED HOLDING CORP ........          196
      4,900      * PICO HOLDINGS, INC ............................           61
      7,400        PMA CAPITAL CORP (CLASS A) ....................          143
     20,474        PMI GROUP, INC ................................        1,372
    131,110        PNC FINANCIAL SERVICES GROUP, INC .............        7,368
     62,838        POPULAR, INC ..................................        1,827
      2,967        PORT FINANCIAL CORP ...........................           77
     17,333        POST PROPERTIES, INC ..........................          615
     14,320        PRENTISS PROPERTIES TRUST .....................          393
      9,900        PRESIDENTIAL LIFE CORP ........................          204
      3,500        PRIME GROUP REALTY TRUST ......................           32
     10,225      * PROASSURANCE CORP .............................          180
     28,956        PROGRESSIVE CORP ..............................        4,323
     57,388        PROLOGIS TRUST ................................        1,234
      7,955        PROMISTAR FINANCIAL CORP ......................          194
      2,550        PROSPERITY BANCSHARES, INC ....................           69
     28,884        PROTECTIVE LIFE CORP ..........................          836
      1,400        PROVIDENT BANCORP, INC ........................           41
     11,722        PROVIDENT BANKSHARES CORP .....................          285
     13,507        PROVIDENT FINANCIAL GROUP, INC ................          355
    130,786      * PROVIDIAN FINANCIAL CORP ......................          464
      4,899        PS BUSINESS PARKS, INC ........................          154
     41,664        PUBLIC STORAGE, INC ...........................        1,392
      1,641      * QUAKER CITY BANCORP, INC ......................           49
      4,500        R & G FINANCIAL CORP (CLASS B) ................           77

     37,480        RADIAN GROUP, INC .............................        1,610
     17,329        RAYMOND JAMES FINANCIAL, INC ..................          616
     15,000        REALTY INCOME CORP ............................          441
     15,378        RECKSON ASSOCIATES REALTY CORP ................          359
      1,013        RECKSON ASSOCIATES REALTY CORP (CLASS B) ......           26
      3,176        REDWOOD TRUST, INC ............................           77
     10,595        REGENCY CENTERS CORP ..........................          294
    105,735        REGIONS FINANCIAL CORP ........................        3,166
      7,900        REINSURANCE GROUP OF AMERICA, INC .............          263
     22,062        REPUBLIC BANCORP, INC .........................          306
      3,000        REPUBLIC BANCORP, INC (KENTUCKY) (CLASS A) ....           40
      1,900      * REPUBLIC BANCSHARES, INC ......................           25
      6,496        RESOURCE AMERICA, INC (CLASS A) ...............           61
     11,300        RFS HOTEL INVESTORS, INC ......................          129
      7,188        RIGGS NATIONAL CORP ...........................          100
      3,007        RLI CORP ......................................          135
     40,902        ROSLYN BANCORP, INC ...........................          716
     26,587        ROUSE CO ......................................          779
      1,600        ROYAL BANCSHARES OF PENNSYLVANIA (CLASS A) ....           32
         64      * ROYAL BANK OF CANADA (U.S.) ...................            2
     10,569        S & T BANCORP, INC ............................          257
      2,454        S.Y. BANCORP, INC .............................           82
     56,853        SAFECO CORP ...................................        1,771
      6,600        SANDY SPRING BANCORP, INC .....................          210
      3,500        SANTANDER BANCORP .............................           68
      4,800        SAUL CENTERS, INC .............................          102
      4,400        SCPIE HOLDINGS, INC ...........................          129
      1,597        SEACOAST BANKING CORP .........................           74
     11,100        SEACOAST FINANCIAL SERVICES CORP ..............          190
      3,866        SECOND BANCORP, INC ...........................           84
     33,700      * SECURITY CAPITAL GROUP, INC (CLASS B) .........          855
     31,941        SEI INVESTMENTS CO ............................        1,441
     11,700        SELECTIVE INSURANCE GROUP, INC ................          254
      9,820        SENIOR HOUSING PROPERTIES TRUST ...............          137
     19,600      * SILICON VALLEY BANCSHARES .....................          524
      3,180        SIMMONS FIRST NATIONAL CORP (CLASS A) .........          102

                       SEE NOTES TO FINANCIAL STATEMENTS

36    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 FINANCIAL SERVICES--(CONTINUED)
     58,757        SIMON PROPERTY GROUP, INC .....................   $    1,723
     37,501        SKY FINANCIAL GROUP, INC ......................          763
     12,000        SL GREEN REALTY CORP ..........................          369
     23,712      * SOUNDVIEW TECHNOLOGY GROUP, INC ...............           55
     19,067        SOUTH FINANCIAL GROUP, INC ....................          338
    158,159        SOUTHTRUST CORP ...............................        3,902
     11,982      * SOUTHWEST BANCORP OF TEXAS, INC ...............          363
    113,842        SOVEREIGN BANCORP, INC ........................        1,393
      5,900        SOVRAN SELF STORAGE, INC ......................          184
      3,369        ST. FRANCIS CAPITAL CORP ......................           78
     95,752        ST. PAUL COS, INC .............................        4,210
     13,700        STANCORP FINANCIAL GROUP, INC .................          647
     91,251        STARWOOD HOTELS & RESORTS WORLDWIDE, INC ......        2,724
      5,600        STATE AUTO FINANCIAL CORP .....................           91
    150,176        STATE STREET CORP .............................        7,847
     25,962        STATEN ISLAND BANCORP, INC ....................          423
      3,989        STERLING BANCORP ..............................          116
     16,032        STERLING BANCSHARES, INC ......................          201
      5,006        STERLING FINANCIAL CORP (PENNSYLVANIA) ........          122
      5,600      * STEWART INFORMATION SERVICES CORP .............          111
    102,177        STILWELL FINANCIAL, INC .......................        2,781
      7,093        STORAGE U.S.A., INC ...........................          299
      2,000        STUDENT LOAN CORP .............................          161
      2,628        SUFFOLK BANCORP ...............................          143
     11,576        SUMMIT PROPERTIES, INC ........................          290
      6,814        SUN COMMUNITIES, INC ..........................          254
    115,049        SUNTRUST BANKS, INC ...........................        7,214
     17,880        SUSQUEHANNA BANCSHARES, INC ...................          373
      6,372        SWS GROUP, INC ................................          166
    113,877        SYNOVUS FINANCIAL CORP ........................        2,853
      9,350      * SYNTROLEUM CORP ...............................           66
     48,505        T ROWE PRICE GROUP, INC .......................        1,685
     13,205        TAUBMAN CENTERS, INC ..........................          196
     35,437        TCF FINANCIAL CORP ............................        1,700
      6,321        TEXAS REGIONAL BANCSHARES, INC (CLASS A) ......          239
     14,899        THORNBURG MORTGAGE, INC .......................          294
      2,883        TOMPKINS TRUSTCO, INC .........................          116
     57,313        TORCHMARK CORP ................................        2,254
      6,500        TOWN & COUNTRY TRUST ..........................          136
     10,300      * TRAMMELL CROW CO ..............................          121
      9,658        TRANSATLANTIC HOLDINGS, INC ...................          879
      3,070        * TRIAD GUARANTY, INC .........................          111
      1,700        TROY FINANCIAL CORP ...........................           42
      8,400        TRUST CO OF NEW JERSEY ........................          212
     32,726        TRUSTCO BANK CORP NY ..........................          411
     20,248        TRUSTMARK CORP ................................          491
    900,469        U.S. BANCORP ..................................       18,847
      8,530        U.S. RESTAURANT PROPERTIES, INC ...............          124
      4,986        U.S.B. HOLDING CO, INC ........................           84
      8,800        UCBH HOLDINGS, INC ............................          250
     17,500      * UICI ..........................................          236
      7,858        UMB FINANCIAL CORP ............................          314
      6,510        UMPQUA HOLDINGS CORP ..........................           88
      4,487        UNB CORP/OHIO .................................           83
     63,438        UNION PLANTERS CORP ...........................        2,863
     24,210        UNIONBANCAL CORP ..............................          920
     18,819        UNITED BANKSHARES, INC ........................          543
     14,100        UNITED COMMUNITY FINANCIAL CORP ...............          102
     45,507        UNITED DOMINION REALTY TRUST, INC .............          655
      2,890        UNITED FIRE & CASUALTY CO .....................           83
      6,849        UNITED NATIONAL BANCORP .......................          164
     17,829      * UNITED RENTALS, INC ...........................          405
     34,600      * UNITEDGLOBALCOM, INC (CLASS A) ................          173
     21,300        UNITRIN, INC ..................................          842
     20,505      * UNIVERSAL AMERICAN FINANCIAL CORP .............          139
      5,182        UNIVERSAL HEALTH REALTY INCOME TRUST ..........          122
     99,189        UNUMPROVIDENT CORP ............................        2,630
     72,388        USA EDUCATION, INC ............................        6,082
     35,332        VALLEY NATIONAL BANCORP .......................        1,164
        600        VALUE LINE, INC ...............................           29
     15,609        VESTA INSURANCE GROUP, INC ....................          125
     33,700        VORNADO REALTY TRUST ..........................        1,402
     13,600        W HOLDING CO, INC .............................          220
    628,142        WACHOVIA CORP .................................       19,699
     33,055        WADDELL & REED FINANCIAL, INC (CLASS A) .......        1,064
     26,620        WASHINGTON FEDERAL, INC .......................          686
    404,308        WASHINGTON MUTUAL, INC ........................       13,221
     17,700        WASHINGTON REAL ESTATE INVESTMENT TRUST .......          441
      5,428        WASHINGTON TRUST BANCORP, INC .................          103
     16,106        WAYPOINT FINANCIAL CORP .......................          243
     22,600        WEBSTER FINANCIAL CORP ........................          713
     13,034        WEINGARTEN REALTY INVESTORS ...................          626
    782,481        WELLS FARGO & CO ..............................       33,999
      8,100        WESBANCO, INC .................................          171
        630        WESCO FINANCIAL CORP ..........................          198
      7,176        WEST COAST BANCORP ............................          100
     15,054        WESTAMERICA BANCORP ...........................          596
      4,891        WESTCORP ......................................           91
      4,777      * WFS FINANCIAL, INC ............................          115
     12,100        WHITNEY HOLDING CORP ..........................          531
     13,321        WILMINGTON TRUST CORP .........................          844
      6,257        WINSTON HOTELS, INC ...........................           48
      3,375        WINTRUST FINANCIAL CORP .......................          103

      4,869      * WORLD ACCEPTANCE CORP .........................           36
      3,467        WSFS FINANCIAL CORP ...........................           60
     65,889      * WYNDHAM INTERNATIONAL, INC (CLASS A) ..........           37
      3,900        ZENITH NATIONAL INSURANCE CORP ................          109
     42,358        ZIONS BANCORP .................................        2,227
                                                                     ----------
                   TOTAL FINANCIAL SERVICES                           1,005,063
                                                                     ----------
 HEALTH CARE--15.25%
      2,600      * 3 DIMENSIONAL PHARMACEUTICALS, INC ............           22
      4,517      * AAIPHARMA, INC ................................          114
    716,534        ABBOTT LABORATORIES ...........................       39,947
     35,535      * ABGENIX, INC ..................................        1,195
      6,600      * ABIOMED, INC ..................................          104
     11,899      * ACCREDO HEALTH, INC ...........................          472
     16,187      * ACLARA BIOSCIENCES, INC .......................           82
     14,056      * ADOLOR CORP ...................................          252
      3,044      * ADVANCED NEUROMODULATION SYSTEMS, INC .........          107
     33,200      * ADVANCED TISSUE SCIENCES, INC .................          145
     42,394      * ADVANCE PCS ...................................        1,244
     65,983        AETNA, INC (NEW) ..............................        2,177
     17,706      * AFFYMETRIX, INC ...............................          668
      8,071      * AKSYS LTD .....................................           38
      9,600      * ALBANY MOLECULAR RESEARCH, INC ................          254
      7,200      * ALEXION PHARMACEUTICALS, INC ..................          176
      4,000      * ALIGN TECHNOLOGY, INC .........................           18
     29,499      * ALKERMES, INC .................................          778
     60,553        ALLERGAN, INC .................................        4,545
     13,300      * ALLSCRIPTS HEALTHCARE SOLUTIONS, INC ..........           43
     13,841        ALPHARMA, INC (CLASS A) .......................          366
      5,032      * AMERICAN HEALTHWAYS, INC ......................          161
    608,970        AMERICAN HOME PRODUCTS CORP ...................       37,366
     14,627      * AMERICAN MEDICAL SYSTEMS HOLDINGS, INC ........          303
     12,668      * AMERIPATH, INC ................................          409
     45,583        AMERISOURCEBERGEN CORP ........................        2,897
    482,588      * AMGEN, INC ....................................       27,237
      9,073      * AMSURG CORP ...................................          247
     25,841      * AMYLIN PHARMACEUTICALS, INC ...................          236

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    37

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 HEALTH CARE--(CONTINUED)
     27,084      * ANDRX CORP ....................................   $    1,907
      6,540      * ANTIGENICS, INC ...............................          107
      6,900      * APHTON CORP ...................................          101
     48,676      * APOGENT TECHNOLOGIES, INC .....................        1,256
     97,830        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) .......        3,842
     31,100      * APPLERA CORP (CELERA GENOMICS GROUP) ..........          830
      7,233      * APPLIED MOLECULAR EVOLUTION ...................           89
     18,600      * APRIA HEALTHCARE GROUP, INC ...................          465
      8,215      * ARENA PHARMACEUTICALS, INC ....................           99
     12,900      * ARIAD PHARMACEUTICALS, INC ....................           69
      8,650      * ARQULE, INC ...................................          147
      6,614      * ARRAY BIOPHARMA, INC ..........................           98
      5,100        ARROW INTERNATIONAL, INC ......................          204
      9,200      * ARTHROCARE CORP ...............................          165
      5,660      * ASPECT MEDICAL SYSTEMS, INC ...................           57
      8,582      * ATRIX LABORATORIES, INC .......................          177
      9,600      * ATS MEDICAL, INC ..............................           51
     25,885      * AVANIR PHARMACEUTICALS (CLASS A) ..............          110
     26,800      * AVANT IMMUNOTHERAPEUTICS, INC .................          107
      6,579      * AVI BIOPHARMA, INC ............................           72
      9,100      * AVIGEN, INC ...................................          105
     12,900      * AVIRON ........................................          642
     21,872        BARD (C.R.), INC ..............................        1,411
     11,277      * BARR LABORATORIES, INC ........................          895
     24,600        BAUSCH & LOMB, INC ............................          926
    272,449        BAXTER INTERNATIONAL, INC .....................       14,611
      2,200      * BAXTER INTERNATIONAL, INC (CONTINGENT VALUE RTS)           0
     25,752        BECKMAN COULTER, INC ..........................        1,141
    119,301        BECTON DICKINSON & CO .........................        3,955
     44,144      * BEVERLY ENTERPRISES, INC ......................          380
     68,220      * BIOGEN, INC ...................................        3,912
     10,300      * BIOMARIN PHARMACEUTICAL, INC ..................          138
    124,301        BIOMET, INC ...................................        3,841
      7,100      * BIOPURE CORP ..................................          101
      3,833      * BIO-RAD LABORATORIES, INC (CLASS A) ...........          243
      5,581      * BIOSITE, INC ..................................          103
      1,600      * BIOSPHERE MEDICAL, INC ........................           18
     26,500      * BIO-TECHNOLOGY GENERAL CORP ...................          218
      4,200      * BONE CARE INTERNATIONAL, INC ..................           72
      3,321      * BORON, LEPORE & ASSOCIATES, INC ...............           46
    145,811      * BOSTON SCIENTIFIC CORP ........................        3,517
    893,080        BRISTOL-MYERS SQUIBB CO .......................       45,547
      6,025      * BRITESMILE, INC ...............................           30
     21,028      * BRUKER DALTONICS, INC .........................          344
      9,598      * CALIPER TECHNOLOGIES CORP .....................          150
    208,148        CARDINAL HEALTH, INC ..........................       13,459
     13,200      * CARDIODYNAMICS INTERNATIONAL CORP .............           87
    104,169      * CAREMARK RX, INC ..............................        1,699
     34,795      * CELGENE CORP ..................................        1,111
     15,800      * CELL GENESYS, INC .............................          367
     12,100      * CELL PATHWAYS, INC ............................           84
     15,500      * CELL THERAPEUTICS, INC ........................          374
     21,022      * CEPHALON, INC .................................        1,589
     11,473      * CERNER CORP ...................................          573
      5,200      * CERUS CORP ....................................          238
     19,255      * CHARLES RIVER LABORATORIES INTERNATIONAL, INC .          645
     40,095      * CHIRON CORP ...................................        1,758
     66,730        CIGNA CORP ....................................        6,183
      6,658      * CIMA LABS, INC ................................          241
      7,587      * CIPHERGEN BIOSYSTEMS, INC .....................           61
      2,600      * CLOSURE MEDICAL CORP ..........................           61
      3,800      * COBALT CORP ...................................           24
     13,200      * COHERENT, INC .................................          408
     11,000      * COLUMBIA LABORATORIES, INC ....................           38
     20,555      * COMMUNITY HEALTH SYSTEMS ......................          524
     29,212      * COMPUTERIZED THERMAL IMAGING, INC .............           45
      5,146      * CONCEPTUS, INC ................................          121
     10,650      * CONMED CORP ...................................          213
     13,700      * CONNETICS CORP ................................          163
      6,489        COOPER COS, INC ...............................          324
     24,100      * COR THERAPEUTICS, INC .........................          577
     18,821      * CORIXA CORP ...................................          284
      2,911      * CORVEL CORP ...................................           95
     27,250      * COVANCE, INC ..................................          619
     29,900      * COVENTRY HEALTH CARE, INC .....................          597
      7,050      * CRYOLIFE, INC .................................          212
     12,267      * CUBIST PHARMACEUTICALS, INC ...................          441
     18,685      * CURAGEN CORP ..................................          418
     14,619      * CURIS, INC ....................................           82
      9,100      * CV THERAPEUTICS, INC ..........................          473
      8,900      * CYBERONICS, INC ...............................          236
     14,400      * CYGNUS, INC ...................................           76
     35,600      * CYTOGEN CORP ..................................          107
     53,376      * CYTYC CORP ....................................        1,393
      5,200        DATASCOPE CORP ................................          176
     38,945      * DAVITA, INC ...................................          952
     13,890      * DECODE GENETICS, INC ..........................          136
      5,280      * DELTAGEN, INC .................................           49
      6,955      * DENDREON CORP .................................           70
     13,250      * DENDRITE INTERNATIONAL, INC ...................          186
     21,200        DENTSPLY INTERNATIONAL, INC ...................        1,064
      9,794        DIAGNOSTIC PRODUCTS CORP ......................          430
      4,039      * DIANON SYSTEMS, INC ...........................          246

      5,000      * DIGENE CORP ...................................          148
     11,459      * DIVERSA CORP ..................................          162
      8,464      * DURECT CORP ...................................           98
      6,300      * DUSA PHARMACEUTICALS, INC .....................           51
      5,500      * DVI, INC ......................................           95
      8,676      * DYAX CORP .....................................           95
      2,000      * DYNACQ INTERNATIONAL, INC .....................           45
     20,410      * ECLIPSYS CORP .................................          342
      8,550      * EDEN BIOSCIENCE CORP ..........................           43
     27,322      * EDWARDS LIFESCIENCES CORP .....................          755
      7,000      * EMISPHERE TECHNOLOGIES, INC ...................          223
      9,035      * ENDO PHARMACEUTICALS HOLDINGS, INC ............          105
      2,100      * ENDO PHARMACEUTICALS HOLDINGS, INC
                   WTS 12/31/02 ..................................            2
      5,900      * ENDOCARE, INC .................................          106
      7,000      * ENTREMED, INC .................................           59
      9,887      * ENZO BIOCHEM, INC .............................          232
     19,667      * ENZON, INC ....................................        1,107
     10,301      * ESPERION THERAPEUTICS, INC ....................           76
      1,700      * EXACT SCIENCES CORP ...........................           17
     15,840      * EXELIXIS, INC .................................          263
     36,484      * EXPRESS SCRIPTS, INC ..........................        1,706
     40,832      * FIRST HEALTH GROUP CORP .......................        1,010
      5,048      * FIRST HORIZON PHARMACEUTICAL ..................          148
     24,900      * FISHER SCIENTIFIC INTERNATIONAL, INC ..........          727
     82,180      * FOREST LABORATORIES, INC ......................        6,735
      7,623      * GENAISSANCE PHARMACEUTICALS ...................           35
     12,200      * GENE LOGIC, INC ...............................          230
     17,163      * GENELABS TECHNOLOGIES .........................           32
      4,451      * GENENCOR INTERNATIONAL, INC ...................           71
    101,459      * GENENTECH, INC ................................        5,504
     10,300      * GENOME THERAPEUTICS CORP ......................           70
      4,900      * GENSTAR THERAPEUTICS CORP .....................           12
     10,900      * GENTA, INC ....................................          155
     16,656      * GENZYME CORP (BIOSURGERY DIVISION) ............           88
     92,088      * GENZYME CORP (GENERAL DIVISION) ...............        5,512

                       SEE NOTES TO FINANCIAL STATEMENTS

38    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 HEALTH CARE--(CONTINUED)
      6,843      * GENZYME CORP (MOLECULAR ONCOLOGY DIVISION) ....   $       55
      8,900      * GERON CORP ....................................           77
     44,231      * GILEAD SCIENCES, INC ..........................        2,907
    140,614      * GUIDANT CORP ..................................        7,003
     11,184      * GUILFORD PHARMACEUTICALS, INC .................          134
      9,081      * HAEMONETICS CORP ..............................          308
      3,100      * HARVARD BIOSCIENCE, INC .......................           31
    237,686        HCA, INC ......................................        9,160
    112,927      * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) ...        2,078
     42,046      * HEALTH NET, INC ...............................          916
      5,600      * HEALTHEXTRAS, INC .............................           32
    180,992      * HEALTHSOUTH CORP ..............................        2,682
      7,950      * HEMISPHERX BIOPHARMA, INC .....................           36
     15,767      * HENRY SCHEIN, INC .............................          584
     20,708        HILLENBRAND INDUSTRIES, INC ...................        1,145
     58,887      * HUMAN GENOME SCIENCES, INC ....................        1,986
     77,675      * HUMANA, INC ...................................          916
      5,700      * HYSEQ, INC ....................................           44
     37,554        ICN PHARMACEUTICALS, INC ......................        1,258
     22,740      * ICOS CORP .....................................        1,306
      2,649      * ICU MEDICAL, INC ..............................          118
     51,531      * IDEC PHARMACEUTICALS CORP .....................        3,552
     15,400      * IDEXX LABORATORIES, INC .......................          439
      7,500      * IDX SYSTEMS CORP ..............................           98
      5,800      * IGEN INTERNATIONAL, INC .......................          233
     14,500      * ILEX ONCOLOGY, INC ............................          392
      8,362      * ILLUMINA, INC .................................           98
     16,623      * I-MANY, INC ...................................          160
     28,281      * IMCLONE SYSTEMS, INC ..........................        1,314
     12,600      * IMMUNE RESPONSE CORP ..........................           17
    147,552      * IMMUNEX CORP ..................................        4,089
     18,200      * IMMUNOGEN, INC ................................          302
     17,293      * IMMUNOMEDICS, INC .............................          350
      8,000      * IMPATH, INC ...................................          356
      8,043      * IMPAX LABORATORIES, INC .......................          108
    136,380        IMS HEALTH, INC ...............................        2,661
      6,800      * INAMED CORP ...................................          204
     30,399      * INCYTE GENOMICS, INC ..........................          591
     20,500      * INHALE THERAPEUTIC SYSTEMS, INC ...............          380
     14,578      * INKINE PHARMACEUTICAL CO, INC .................           23
     14,949      * INSMED, INC ...................................           57
      7,342      * INSPIRE PHARMACEUTICALS, INC ..................          103
      5,350      * INTEGRA LIFESCIENCES HOLDING ..................          141
     11,900      * INTEGRATED SILICON SOLUTION, INC ..............          146
     13,014      * INTERMUNE, INC ................................          641
     16,546      * INTERNEURON PHARMACEUTICALS, INC ..............          183
     13,996      * INTUITIVE SURGICAL, INC .......................          140
      9,462        INVACARE CORP .................................          319
     24,428      * INVITROGEN CORP ...............................        1,513
     18,970      * ISIS PHARMACEUTICALS, INC .....................          421
      8,100      * I-STAT CORP ...................................           64
     71,600      * IVAX CORP .....................................        1,442
  1,415,841        JOHNSON & JOHNSON .............................       83,676
      4,364      * KENDLE INTERNATIONAL, INC .....................           88
      5,705      * KERYX BIOPHARMACEUTICALS, INC .................           42
     87,177      * KING PHARMACEUTICALS, INC .....................        3,673
      2,255      * KOS PHARMACEUTICALS, INC ......................           78
      5,908      * KOSAN BIOSCIENCES, INC ........................           47
     10,583      * KV PHARMACEUTICAL CO (CLASS B) ................          344
     14,322      * LA JOLLA PHARMACEUTICAL CO ....................          128
     21,981      * LABORATORY CORP OF AMERICA HOLDINGS ...........        1,777
      3,667        LANDAUER, INC .................................          124
      5,400      * LARGE SCALE BIOLOGY CORP ......................           24
     15,505      * LEXICON GENETICS, INC .........................          179
     17,571      * LIFEPOINT HOSPITALS, INC ......................          598
     18,419      * LIGAND PHARMACEUTICALS, INC (CLASS B) .........          330
    443,144        LILLY (ELI) & CO ..............................       34,805
     42,806      * LINCARE HOLDINGS, INC .........................        1,226
      7,211      * LUMINEX CORP ..................................          122
     10,085      * MACROCHEM CORP ................................           31
     10,380      * MAGELLAN HEALTH SERVICES, INC .................           66
     47,021      * MANOR CARE, INC ...............................        1,115
      7,064      * MARTEK BIOSCIENCES CORP .......................          154
     11,400      * MATRIX PHARMACEUTICALS, INC ...................           18
     10,500      * MAXIM PHARMACEUTICALS, INC ....................           72
      5,600      * MAXIMUS, INC ..................................          236
     13,227      * MAXYGEN, INC ..................................          232
    132,060        MCKESSON CORP .................................        4,939
     33,400      * MEDAREX, INC ..................................          600
      3,390      * MED-DESIGN CORP ...............................           67
     10,045      * MEDICINES CO ..................................          116
     13,900      * MEDICIS PHARMACEUTICAL CORP (CLASS A) .........          898
     98,815      * MEDIMMUNE, INC ................................        4,580
      4,610      * MEDQUIST, INC .................................          135
    558,611        MEDTRONIC, INC ................................       28,606
      9,600        MENTOR CORP ...................................          274
  1,049,981        MERCK & CO, INC ...............................       61,739
     10,800      * MGI PHARMA, INC ...............................          165
     22,200      * MID ATLANTIC MEDICAL SERVICES, INC ............          504
    102,049      * MILLENNIUM PHARMACEUTICALS, INC ...............        2,501
     22,021        MILLIPORE CORP ................................        1,337
      6,200      * MIRAVANT MEDICAL TECHNOLOGIES .................           60
      7,000      * MOLECULAR DEVICES CORP ........................          146

     58,001        MYLAN LABORATORIES, INC .......................        2,175
     10,808      * MYRIAD GENETICS, INC ..........................          569
     17,300      * NABI ..........................................          179
      6,500      * NANOGEN, INC ..................................           38
     10,836      * NAPRO BIOTHERAPEUTICS, INC ....................          124
      3,436      * NATIONAL HEALTHCARE CORP ......................           53
      5,045      * NEOPHARM, INC .................................          126
      5,300      * NEOSE TECHNOLOGIES, INC .......................          194
     11,000      * NEUROCRINE BIOSCIENCES, INC ...................          564
      5,631      * NEUROGEN CORP .................................           98
     15,100     b* NEUROMEDICAL SYSTEMS, INC .....................            0
      3,200      * NORTH AMERICAN SCIENTIFIC .....................           43
      6,700      * NOVAVAX, INC ..................................           94
     10,139      * NOVEN PHARMACEUTICALS, INC ....................          180
      6,758      * NOVOSTE CORP ..................................           59
     12,612      * NPS PHARMACEUTICALS, INC ......................          483
      7,600      * OCULAR SCIENCES, INC ..........................          177
     38,105        OMNICARE, INC .................................          948
      9,600      * ON ASSIGNMENT, INC ............................          221
      7,752      * ONYX PHARMACEUTICALS, INC .....................           40
      3,257      * OPTION CARE, INC ..............................           64
     11,792      * ORASURE TECHNOLOGIES, INC .....................          143
     17,761      * ORCHID BIOSCIENCES, INC .......................           98
     14,550      * ORGANOGENESIS, INC ............................           70
     17,814      * ORTHODONTIC CENTERS OF AMERICA, INC ...........          543
     16,060      * OSI PHARMACEUTICALS, INC ......................          735
     15,400        OWENS & MINOR, INC ............................          285
     43,517      * OXFORD HEALTH PLANS, INC ......................        1,312
     12,803      * PACIFICARE HEALTH SYSTEMS, INC ................          205
      7,229      * PAIN THERAPEUTICS, INC ........................           66
     52,050        PALL CORP .....................................        1,252
      9,410      * PARADIGM GENETICS, INC ........................           54
     11,200      * PAREXEL INTERNATIONAL CORP ....................          161
     22,600      * PATTERSON DENTAL CO ...........................          925
      3,509      * PDI, INC ......................................           78
      9,686      * PEDIATRIX MEDICAL GROUP, INC ..................          329

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    39

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 HEALTH CARE--(CONTINUED)
     13,467      * PER SE TECHNOLOGIES, INC ......................   $      145
        180      * PER SE TECHNOLOGIES, INC WTS 07/08/03 .........            0
     49,300      * PEREGRINE PHARMACEUTICALS, INC ................          169
  2,901,816        PFIZER, INC ...................................      115,628
     17,800      * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC .......          575
      8,496      * PHARMACEUTICAL RESOURCES, INC .................          287
    595,147        PHARMACIA CORP ................................       25,383
      9,900      * PHARMACOPEIA, INC .............................          138
      7,300      * PHARMACYCLICS, INC ............................           73
     25,174      * PHARMOS CORP ..................................           59
      5,300      * POLYMEDICA CORP ...............................           88
      7,564      * POSSIS MEDICAL, INC ...........................          132
      8,271      * POZEN, INC ....................................           43
     22,869      * PRAECIS PHARMACEUTICALS, INC ..................          133
      5,570      * PRIORITY HEALTHCARE CORP (CLASS A) ............          196
      6,077      * PRIORITY HEALTHCARE CORP (CLASS B) ............          214
     10,100      * PROCURENET, INC ...............................            2
      3,663      * PROGENICS PHARMACEUTICALS .....................           68
     40,596      * PROTEIN DESIGN LABS, INC ......................        1,332
     14,600      * PROVINCE HEALTHCARE CO ........................          451
     32,325      * PSS WORLD MEDICAL, INC ........................          264
     32,290      * QUEST DIAGNOSTICS, INC ........................        2,316
     50,377      * QUINTILES TRANSNATIONAL CORP ..................          809
      5,647      * REGENERATION TECHNOLOGIES .....................           58
     12,100      * REGENERON PHARMACEUTICALS, INC ................          341
      7,100      * REHABCARE GROUP, INC ..........................          210
     22,500      * RENAL CARE GROUP, INC .........................          722
     14,600      * RESMED, INC ...................................          787
     14,000      * RESPIRONICS, INC ..............................          485
      4,700      * RIBOZYME PHARMACEUTICALS, INC .................           21
     11,802      * RIGEL PHARMACEUTICALS, INC ....................           55
      1,800      * RIGHTCHOICE MANAGED CARE, INC .................          126
      4,714      * SANGAMO BIOSCIENCES, INC ......................           44
      8,300      * SANGSTAT MEDICAL CORP .........................          163
    675,762        SCHERING-PLOUGH CORP ..........................       24,199
     20,798      * SCIOS, INC ....................................          494
      3,000      * SEATTLE GENETICS, INC .........................           17
      4,302      * SELECT MEDICAL CORP ...........................           69
     35,896      * SEPRACOR, INC .................................        2,048
     13,044      * SEQUENOM, INC .................................          139
      8,330      * SEROLOGICALS CORP .............................          179
    133,693      * SERVICE CORP INTERNATIONAL ....................          667
     26,000      * SICOR, INC ....................................          408
     10,675      * SIERRA HEALTH SERVICES, INC ...................           86
     10,305      * SOLA INTERNATIONAL, INC .......................          200
      4,633      * SONOSITE, INC .................................          119
      2,350      * SPECIALTY LABORATORIES, INC ...................           65
        800      * SRI/SURGICAL EXPRESS, INC .....................           13
     40,132      * ST. JUDE MEDICAL, INC .........................        3,116
      7,382      * STERICYCLE, INC ...............................          449
     30,097      * STERIS CORP ...................................          550
     44,100      * STEWART ENTERPRISES, INC (CLASS A) ............          264
     62,238        STRYKER CORP ..................................        3,633
      8,238      * SUNRISE ASSISTED LIVING, INC ..................          240
      7,544      * SUPERGEN, INC .................................          108
      5,900      * SURMODICS, INC ................................          215
     17,233      * SYBRON DENTAL SPECIALTIES, INC ................          372
      9,000      * SYNCOR INTERNATIONAL CORP .....................          258
     10,782      * TANOX, INC ....................................          199
     17,100      * TARGETED GENETICS CORP ........................           46
     19,100      * TECHNE CORP ...................................          704
      9,630      * TELIK, INC ....................................          130
    150,159      * TENET HEALTHCARE CORP .........................        8,817
     19,600      * TEXAS BIOTECHNOLOGY CORP ......................          127
     13,300      * THERAGENICS CORP ..............................          131
      3,100      * THIRD WAVE TECHNOLOGIES, INC ..................           23
     16,327      * THORATEC CORP .................................          278
     11,200      * TITAN PHARMACEUTICALS, INC ....................          110
      5,709      * TRANSGENOMIC, INC .............................           63
     10,600      * TRANSKARYOTIC THERAPIES, INC ..................          454
     33,226      * TRIAD HOSPITALS, INC ..........................          975
     21,096      * TRIANGLE PHARMACEUTICALS, INC .................           85
     16,417      * TRIGON HEALTHCARE, INC ........................        1,140
      8,000      * TRIMERIS, INC .................................          360
     11,300      * TRIPATH IMAGING, INC ..........................           85
      8,815      * TULARIK, INC ..................................          212
     43,450      * U.S. ONCOLOGY, INC ............................          328
      2,100      * U.S. PHYSICAL THERAPY, INC ....................           34
      6,500      * UNITED THERAPEUTICS CORP ......................           68
    143,843        UNITEDHEALTH GROUP, INC .......................       10,180
     21,239      * UNIVERSAL HEALTH SERVICES, INC (CLASS B) ......          909
      5,014      * UROLOGIX, INC .................................          101
      2,000      * V.I. TECHNOLOGIES, INC ........................           14
     12,500      * VALENTIS, INC .................................           39
     15,533      * VARIAN MEDICAL SYSTEMS, INC ...................        1,107
     14,285      * VARIAN, INC ...................................          463
     25,900      * VASOMEDICAL, INC ..............................           96
      3,700      * VAXGEN, INC ...................................           43
      5,400      * VENTANA MEDICAL SYSTEMS, INC ..................          122
     27,515        VENTAS, INC ...................................          316
      6,700      * VENTIV HEALTH, INC ............................           25
      6,372      * VERSICOR, INC .................................          130
     34,127      * VERTEX PHARMACEUTICALS, INC ...................          839

     11,808      * VIASYS HEALTHCARE, INC ........................          238
      9,100      * VICAL, INC ....................................          111
     16,383      * VIDAMED, INC ..................................          128
     12,527      * VION PHARMACEUTICALS, INC .....................           55
      8,030      * VIROPHARMA, INC ...............................          184
     22,400      * VISX, INC .....................................          297
      2,400        VITAL SIGNS, INC ..............................           84
     60,266      * WATERS CORP ...................................        2,335
     48,987      * WATSON PHARMACEUTICALS, INC ...................        1,538
      4,178      * WATSON WYATT & CO HOLDINGS ....................           91
    109,925      * WEBMD CORP ....................................          776
     29,449      * WELLPOINT HEALTH NETWORKS, INC ................        3,441
      7,500        X-RITE, INC ...................................           64
     89,438      * ZIMMER HOLDINGS, INC ..........................        2,731
      4,000      * ZOLL MEDICAL CORP .............................          156
                                                                     ----------
                   TOTAL HEALTH CARE                                    811,527
                                                                     ----------
 OTHER--1.86%
      3,700      * 4KIDS ENTERTAINMENT, INC ......................           74
      8,143        ABM INDUSTRIES, INC ...........................          255
      8,760      * ACACIA RESEARCH CORP ..........................           97
      3,350      * ACTRADE FINANCIAL TECHNOLOGIES LTD ............           99
     18,700        ACUITY BRANDS, INC ............................          226
     10,148      * ADMINISTAFF, INC ..............................          278
      8,600      * ADVO, INC .....................................          370
     18,500        ALEXANDER & BALDWIN, INC ......................          494
      3,126        AMBASSADORS INTERNATIONAL, INC ................           66
     11,300        BANTA CORP ....................................          334
      6,648      * BELL MICROPRODUCTS, INC .......................           84
      8,100        BRADY CORP (CLASS A) ..........................          296
      5,089      * BRIGHT HORIZONS FAMILY SOLUTIONS, INC .........          142
     19,300      * CAREER EDUCATION CORP .........................          662
      5,200      * CDI CORP ......................................           99
    443,084      * CENDANT CORP ..................................        8,689
      7,756        CENTRAL PARKING CORP ..........................          152
     35,100      * CENTURY BUSINESS SERVICES, INC ................           81
     53,297        CINTAS CORP ...................................        2,558

                       SEE NOTES TO FINANCIAL STATEMENTS

40    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 OTHER--(CONTINUED)
      3,515      * CORINTHIAN COLLEGES, INC ......................   $      144
     15,932      * CORPORATE EXECUTIVE BOARD CO ..................          585
      5,700      * COSTAR GROUP, INC .............................          137
     23,825        CRANE CO ......................................          611
      4,400        CURTISS-WRIGHT CORP ...........................          210
      7,239      * DAISYTEK INTERNATIONAL CORP ...................           95
     26,152      * DEVRY, INC ....................................          744
     93,402        DOVER CORP ....................................        3,462
     36,227      * DUN & BRADSTREET CORP .........................        1,279
     11,897      * EDISON SCHOOLS, INC ...........................          234
      9,300      * EDUCATION MANAGEMENT CORP .....................          337
      4,900      * ESCO TECHNOLOGIES, INC ........................          169
     37,539      * EXULT, INC ....................................          603
      5,205      * FAIRCHILD CORP (CLASS A) ......................           15
      8,081      * FIRST CONSULTING GROUP, INC ...................          126
     18,000        FIRST INDUSTRIAL REALTY TRUST, INC ............          560
      6,100      * FORRESTER RESEARCH, INC .......................          123
     68,440        FORTUNE BRANDS, INC ...........................        2,710
      9,170      * GENTIVA HEALTH SERVICES, INC ..................          201
     15,563      * GETTY IMAGES, INC .............................          358
     12,428      * GTECH HOLDINGS CORP ...........................          563
     84,670        H & R BLOCK, INC ..............................        3,785
     13,200        HARLAND (JOHN H.) CO ..........................          292
      8,600      * HEIDRICK & STRUGGLES INTERNATIONAL, INC .......          156
     26,945        HON INDUSTRIES, INC ...........................          745
    375,260        HONEYWELL INTERNATIONAL, INC ..................       12,691
      3,500      * HOTEL RESERVATIONS NETWORK, INC (CLASS A) .....          161
     11,600      * HOTJOBS.COM LTD ...............................          121
      1,000      * ICT GROUP, INC ................................           19
     12,400      * INFOUSA, INC ..................................           86
      6,531      * ITRON, INC ....................................          198
     35,733        ITT INDUSTRIES, INC ...........................        1,805
      7,300        KELLY SERVICES, INC (CLASS A) .................          160
     17,300      * KORN/FERRY INTERNATIONAL ......................          184
     18,200      * LABOR READY, INC ..............................           93
     33,700        LIBERTY PROPERTY TRUST ........................        1,006
     62,025        LOEWS CORP ....................................        3,435
      3,700      * MANAGEMENT NETWORK GROUP, INC .................           26
     34,889        MANPOWER, INC .................................        1,176
     13,800        MATTHEWS INTERNATIONAL CORP (CLASS A) .........          339
      3,300        MCGRATH RENTCORP ..............................          124
      4,300      * MEMBERWORKS, INC ..............................           60
     32,000      * METROMEDIA INTERNATIONAL GROUP, INC ...........           26
     71,947        MOODY'S CORP ..................................        2,868
     42,077      * MPS GROUP, INC ................................          300
     12,844      * MSC.SOFTWARE CORP .............................          200
     18,400        NATIONAL SERVICE INDUSTRIES, INC ..............           37
     17,400      * NAVIGANT CONSULTING CO ........................           96
      8,372      * NCO GROUP, INC ................................          192
      5,116        NEW ENGLAND BUSINESS SERVICES, INC ............           98
      2,681      * NEW HORIZONS WORLDWIDE, INC ...................           31
      8,009      * OFFSHORE LOGISTICS, INC .......................          142
     24,896        PITTSTON BRINK'S GROUP ........................          550
      6,898      * PREPAID LEGAL SERVICES, INC ...................          151
      6,199      * PROQUEST CO ...................................          210
     13,489      * R.H. DONNELLEY CORP ...........................          392
     10,957      * RENT-WAY, INC .................................           66
      4,299      * RIGHT MANAGEMENT CONSULTANTS ..................           74
     71,089      * ROBERT HALF INTERNATIONAL, INC ................        1,898
      6,575        ROLLINS, INC ..................................          132
      7,125      * SCHOOL SPECIALTY, INC .........................          163
    138,085        SERVICEMASTER CO ..............................        1,906
     23,700      * SPHERION CORP .................................          231
     17,268      * SPX CORP ......................................        2,360
      5,900        STANDARD REGISTER CO ..........................          109
      4,900        STANDEX INTERNATIONAL CORP ....................          107
      3,600      * STARTEK, INC ..................................           68
      2,483        STRAYER EDUCATION, INC ........................          121
     58,201        SUPERVALU, INC ................................        1,287
     11,800      * SYMYX TECHNOLOGIES, INC .......................          251
    307,629        SYSCO CORP ....................................        8,066
      5,286        TALX CORP .....................................          132
      3,200      * TEJON RANCH CO ................................           77
     15,604        TELEFLEX, INC .................................          738
     16,300      * TELETECH HOLDINGS, INC ........................          234
     64,600      * TERREMARK WORLDWIDE, INC ......................           37
     55,276        TEXTRON, INC ..................................        2,292
     37,639      * TMP WORLDWIDE, INC ............................        1,615
      8,300      * TRADESTATION GROUP, INC .......................           13
      4,347      * TRAVELOCITY.COM, INC ..........................          125
     32,300      * U.S. INDUSTRIES, INC ..........................           83
      3,482        UNIFIRST CORP .................................           79
      6,000      * UNIROYAL TECHNOLOGY CORP ......................           19
     14,600      * UNITED STATIONERS, INC ........................          491
    216,217        UNITED TECHNOLOGIES CORP ......................       13,974
     22,748        VALSPAR CORP ..................................          901
     38,479        VIAD CORP .....................................          911
      5,600      * WACKENHUT CORP (CLASS A) ......................          139
      3,492      * WACKENHUT CORRECTIONS CORP ....................           48
     13,900        WALTER INDUSTRIES, INC ........................          157
                                                                     ----------
                   TOTAL OTHER                                           99,181
                                                                     ----------

 PRODUCER DURABLES--5.59%
     14,603      * ACTIVE POWER, INC .............................           99
     30,330        AGCO CORP .....................................          479
     62,657      * ALLIED WASTE INDUSTRIES, INC ..................          881
      4,600        AMERICAN STATES WATER CO ......................          161
     35,968        AMERICAN WATER WORKS CO, INC ..................        1,502
     15,000        AMETEK, INC ...................................          478
      7,781        APPLIED INDUSTRIAL TECHNOLOGIES, INC ..........          145
      6,900      * ASTEC INDUSTRIES, INC .........................          100
      2,300      * AUGUST TECHNOLOGY CORP ........................           25
     10,666        BALDOR ELECTRIC CO ............................          223
     13,131      * BEACON POWER CORP .............................           17
      9,900        BRIGGS & STRATTON CORP ........................          423
      8,600      * BROOKS AUTOMATION, INC ........................          350
      6,407        CALIFORNIA WATER SERVICE GROUP ................          165
      8,000      * CASELLA WASTE SYSTEMS, INC (CLASS A) ..........          118
      7,369      * CATALYTICA ENERGY SYSTEMS, INC ................           34
    158,440        CATERPILLAR, INC ..............................        8,279
      3,915        CIRCOR INTERNATIONAL, INC .....................           72
      9,700      * COINSTAR, INC .................................          243
      4,287        CONECTIV (CLASS A) ............................           87
      4,509      * CONSOLIDATED GRAPHICS, INC ....................           87
     40,302        COOPER INDUSTRIES, INC ........................        1,407
     22,700      * COVANTA ENERGY CORP ...........................          103
     15,695        CUMMINS, INC ..................................          605
      6,900      * CUNO, INC .....................................          210
     43,920        DANAHER CORP ..................................        2,649
    108,392        DEERE & CO ....................................        4,732
     19,725      * DYCOM INDUSTRIES, INC .........................          330
     31,945        EATON CORP ....................................        2,377
    197,491        EMERSON ELECTRIC CO ...........................       11,277
      5,391      * EMEX CORP .....................................           17
     20,600        FEDERAL SIGNAL CORP ...........................          459
      5,947      * FLOW INTERNATIONAL CORP .......................           74
     20,305      * FLOWSERVE CORP ................................          540
      1,900        FRANKLIN ELECTRIC CO, INC .....................          156
     15,127      * FUELCELL ENERGY, INC ..........................          274
      6,700      * GARDNER DENVER, INC ...........................          150

                        SEE NOTES TO FINANCIAL STATEMENTS

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    41

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 PRODUCER DURABLES--(CONTINUED)
     19,134        GATX CORP .....................................   $      622
  4,581,650        GENERAL ELECTRIC CO ...........................      183,633
      5,400      * GENLYTE GROUP, INC ............................          161
      3,108      * GLOBAL POWER EQUIPMENT GROUP, INC .............           47
      3,215        GORMAN-RUPP CO ................................           86
     34,161        GRAINGER (W.W.), INC ..........................        1,640
     10,391      * H POWER CORP ..................................           32
     18,400        HARSCO CORP ...................................          631
     10,598      * HEADWATERS, INC ...............................          121
     22,303        HUBBELL, INC (CLASS B) ........................          655
     14,100        IDEX CORP .....................................          486
    107,416        ILLINOIS TOOL WORKS, INC ......................        7,274
      8,848      * IMAGISTICS INTERNATIONAL, INC .................          109
     72,853        INGERSOLL-RAND CO .............................        3,046
      7,900      * IONICS, INC ...................................          237
     20,000        JLG INDUSTRIES, INC ...........................          213
      5,545      * KADANT, INC ...................................           80
     12,677        KAYDON CORP ...................................          288
     14,136        KENNAMETAL, INC ...............................          569
      2,100        LAWSON PRODUCTS, INC ..........................           55
     14,403        LINCOLN ELECTRIC HOLDINGS, INC ................          352
      4,800        LINDSAY MANUFACTURING CO ......................           93
      8,344      * LITTELFUSE, INC ...............................          219
     19,481      * MAGNA ENTERTAINMENT CORP (CLASS A) ............          136
      8,862      * MAGNETEK, INC .................................           80
     11,150        MANITOWOC CO, INC .............................          347
      4,199      * MAXWELL TECHNOLOGIES, INC .....................           41
      9,500      * MECHANICAL TECHNOLOGY, INC ....................           26
      7,115        MILACRON, INC .................................          112
      3,900        MINE SAFETY APPLIANCES CO .....................          157
    181,008        MINNESOTA MINING & MANUFACTURING CO ...........       21,397
      2,900        NACCO INDUSTRIES, INC (CLASS A) ...............          165
     13,300      * NATIONAL INSTRUMENTS CORP .....................          498
     27,300        NAVISTAR INTERNATIONAL CORP ...................        1,078
     29,804      * NEWPARK RESOURCES, INC ........................          235
        100        NEWPORT NEWS SHIPBUILDING, INC ................            7
      5,198        NN, INC .......................................           58
     10,766        NORDSON CORP ..................................          284
     29,367        PACCAR, INC ...................................        1,927
     54,012        PARKER HANNIFIN CORP ..........................        2,480
      9,705      * PEMSTAR, INC ..................................          116
     25,966        PHILADELPHIA SUBURBAN CORP ....................          586
      5,900      * PHOTON DYNAMICS, INC ..........................          269
    112,510        PITNEY BOWES, INC .............................        4,232
      5,700      * PLUG POWER, INC ...............................           50
     26,700      * POWER-ONE, INC ................................          278
     11,261      * QUANTA SERVICES, INC ..........................          174
      9,195      * RAYOVAC CORP ..................................          162
      8,597        REGAL-BELOIT CORP .............................          187
     77,937      * REPUBLIC SERVICES, INC ........................        1,556
      2,300        RICHARDSON ELECTRONICS LTD ....................           28
      3,500        ROBBINS & MYERS, INC ..........................           82
     71,744        ROCKWELL COLLINS, INC .........................        1,399
     72,144        ROCKWELL INTERNATIONAL CORP ...................        1,288
      7,300      * ROHN INDUSTRIES, INC ..........................           15
     13,414        ROPER INDUSTRIES, INC .........................          664
      5,228      * SAGE, INC .....................................          194
      4,658        SAUER-DANFOSS, INC ............................           37
        900        SJW CORP ......................................           77
      4,361      * SPS TECHNOLOGIES, INC .........................          152
     11,397        STEWART & STEVENSON SERVICES, INC .............          214
      6,900        TECUMSEH PRODUCTS CO (CLASS A) ................          349
      4,100        TENNANT CO ....................................          152
     14,360      * TEREX CORP ....................................          252
     22,265      * TETRA TECH, INC ...............................          443
      5,471      * TETRA TECHNOLOGIES, INC .......................          115
     26,605      * THOMAS & BETTS CORP ...........................          563
     22,463        TIMKEN CO .....................................          363
      5,700        TORO CO .......................................          257
      2,432      * TRC COS, INC ..................................          122
      4,727      * TRIKON TECHNOLOGIES, INC ......................           56
     17,000        TRINITY INDUSTRIES, INC .......................          462
     20,300      * UNOVA, INC ....................................          118
     14,000      * VALENCE TECHNOLOGY, INC .......................           47
      3,700        VALHI, INC ....................................           47
      6,183        VALMONT INDUSTRIES, INC .......................           89
     11,454        WABTEC CORP ...................................          141
     12,803      * WASTE CONNECTIONS, INC ........................          397
    289,047        WASTE MANAGEMENT, INC .........................        9,223
      6,900        WATTS INDUSTRIES, INC (CLASS A) ...............          104
    332,332        XEROX CORP ....................................        3,463
                                                                     ----------
                   TOTAL PRODUCER DURABLES                              297,528
                                                                    -----------
 TECHNOLOGY--18.78%
    160,140      * 3COM CORP .....................................        1,022
      3,687      * 3D SYSTEMS CORP ...............................           53
     16,600      * 3DO CO ........................................           35
      4,500     b* ACT MANUFACTURING, INC ........................            2
     10,300      * ACTEL CORP ....................................          205
     87,357      * ACTERNA CORP ..................................          345
     15,664      * ACTIVISION, INC ...............................          407
     19,504      * ACTUATE CORP ..................................          103

     40,431      * ACXIOM CORP ...................................          706
     48,650      * ADAPTEC, INC ..................................          705
    363,415      * ADC TELECOMMUNICATIONS, INC ...................        1,672
      3,900      * ADE CORP ......................................           39
    109,448        ADOBE SYSTEMS, INC ............................        3,398
      9,600      * ADTRAN, INC ...................................          245
     28,200      * ADVANCED DIGITAL INFORMATION CORP .............          452
      8,443      * ADVANCED ENERGY INDUSTRIES, INC ...............          225
     37,600      * ADVANCED FIBRE COMMUNICATIONS, INC ............          664
    156,601      * ADVANCED MICRO DEVICES, INC ...................        2,484
     13,700      * ADVENT SOFTWARE, INC ..........................          684
     27,400      * AEROFLEX, INC .................................          519
     10,000      * AETHER SYSTEMS, INC ...........................           92
     21,040      * AFFILIATED COMPUTER SERVICES, INC (CLASS A) ...        2,233
    276,325      * AGERE SYSTEMS, INC (CLASS A) ..................        1,572
     13,800      * AGILE SOFTWARE CORP ...........................          238
    212,594      * AGILENT TECHNOLOGIES, INC .....................        6,061
     33,146      * AKAMAI TECHNOLOGIES, INC ......................          197
      6,200      * ALLIANCE FIBER OPTIC PRODUCT ..................            9
     11,900      * ALLIANCE SEMICONDUCTOR CORP ...................          144
      6,077      * ALLOY, INC ....................................          131
     20,196      * ALPHA INDUSTRIES, INC .........................          440
    167,348      * ALTERA CORP ...................................        3,551
     10,100      * AMERICA ONLINE LATIN AMERICA, INC (CLASS A) ...           46
     18,925      * AMERICAN MANAGEMENT SYSTEMS, INC ..............          342
     75,414      * AMERICAN POWER CONVERSION CORP ................        1,090
      9,200      * AMERICAN SUPERCONDUCTOR CORP ..................          113
     59,497      * AMKOR TECHNOLOGY, INC .........................          954
     19,457      * AMPHENOL CORP (CLASS A) .......................          935
     13,800      * ANADIGICS, INC ................................          210
    158,637      * ANALOG DEVICES, INC ...........................        7,042
      3,000        ANALOGIC CORP .................................          116
      9,500      * ANAREN MICROWAVE, INC .........................          165
     37,387      * ANDREW CORP ...................................          818
     12,216      * ANIXTER INTERNATIONAL, INC ....................          354
      2,795      * ANSOFT CORP ...................................           41
     17,400      * ANSWERTHINK, INC ..............................          114
      6,658      * ANSYS, INC ....................................          164

                       SEE NOTES TO FINANCIAL STATEMENTS

42    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 TECHNOLOGY--(CONTINUED)
     11,000      * APAC CUSTOMER SERVICES, INC ...................   $       29
    161,937      * APPLE COMPUTER, INC ...........................        3,546
      3,800      * APPLIED INNOVATION, INC .......................           24
    376,812      * APPLIED MATERIALS, INC ........................       15,110
    130,642      * APPLIED MICRO CIRCUITS CORP ...................        1,479
     13,364      * ARBITRON, INC .................................          456
      7,463      * AREMISSOFT CORP ...............................            7
    101,119      * ARIBA, INC ....................................          623
     23,100      * ARRIS GROUP, INC ..............................          225
     45,876      * ARROW ELECTRONICS, INC ........................        1,372
     24,300      * ART TECHNOLOGY GROUP, INC .....................           85
     15,200      * ARTESYN TECHNOLOGIES, INC .....................          142
      5,800      * ARTISAN COMPONENTS, INC .......................           92
    127,307      * ASCENTIAL SOFTWARE CORP .......................          516
     12,234      * ASIAINFO HOLDINGS, INC ........................          213
     23,600      * ASPECT COMMUNICATIONS CORP ....................           92
     14,300      * ASPEN TECHNOLOGY, INC .........................          240
      5,633      * ASTROPOWER, INC ...............................          228
     15,920      * ASYST TECHNOLOGIES, INC .......................          203
    187,603      * ATMEL CORP ....................................        1,383
     12,448      * ATMI, INC .....................................          297
      7,500      * AUDIOVOX CORP (CLASS A) .......................           56
     19,213      * AUSPEX SYSTEMS, INC ...........................           35
     24,783        AUTODESK, INC .................................          924
    284,559        AUTOMATIC DATA PROCESSING, INC ................       16,761
     13,524      * AVANEX CORP ...................................           80
     17,300      * AVANT! CORP ...................................          354
    132,221      * AVAYA, INC ....................................        1,606
     22,238      * AVICI SYSTEMS, INC ............................           65
     10,400      * AVID TECHNOLOGY, INC ..........................          126
     54,258        AVNET, INC ....................................        1,382
     20,406      * AVOCENT CORP ..................................          495
     24,210        AVX CORP ......................................          571
     10,222      * AWARE, INC ....................................           85
     44,569      * AXCELIS TECHNOLOGIES, INC .....................          574
      8,600      * AXT, INC ......................................          124
      5,434      * BARRA, INC ....................................          256
    140,937      * BEA SYSTEMS, INC ..............................        2,170
      4,794        BEI TECHNOLOGIES, INC .........................           84
      3,900        BEL FUSE, INC (CLASS B) .......................           98
     11,300        BELDEN, INC ...................................          266
      8,841      * BENCHMARK ELECTRONICS, INC ....................          168
     25,456      * BISYS GROUP, INC ..............................        1,629
      9,100      * BLACK BOX CORP ................................          481
     12,580      * BLUE MARTINI SOFTWARE, INC ....................           38
     11,244        BMC INDUSTRIES, INC ...........................           23
    106,351      * BMC SOFTWARE, INC .............................        1,741
     23,553      * BORLAND SOFTWARE CORP .........................          369
      6,856      * BOSTON COMMUNICATIONS GROUP ...................           78
      3,800      * BRAUN CONSULTING, INC .........................           13
     24,700      * BRIGHTPOINT, INC ..............................           78
      7,900      * BRIO SOFTWARE, INC ............................           23
     88,372      * BROADCOM CORP (CLASS A) .......................        3,612
     99,700      * BROADVISION, INC ..............................          273
     99,697      * BROCADE COMMUNICATIONS SYSTEMS, INC ...........        3,302
      6,200      * BSQUARE CORP ..................................           26
     11,944        C&D TECHNOLOGIES, INC .........................          273
     20,100      * CABLE DESIGN TECHNOLOGIES CORP ................          275
      9,100      * CACHEFLOW, INC ................................           24
      8,612      * CACI INTERNATIONAL, INC (CLASS A) .............          340
    112,620      * CADENCE DESIGN SYSTEMS, INC ...................        2,469
      4,168      * CAMINUS CORP ..................................           96
      7,300      * CARREKER CORP .................................           43
      4,500      * CARRIER ACCESS CORP ...........................           13
      2,135      * CATAPULT COMMUNICATIONS CORP ..................           56
     14,900      * C-COR.NET CORP ................................          217
      5,400      * CELERITEK, INC ................................           72
     11,428      * CENTILLIUM COMMUNICATIONS, INC ................           90
      9,813      * CENTRA SOFTWARE, INC ..........................           79
     59,024      * CERIDIAN CORP .................................        1,107
     31,640      * CERTEGY, INC ..................................        1,083
     27,645      * CHECKFREE CORP ................................          498
     13,500      * CHECKPOINT SYSTEMS, INC .......................          181
     14,587      * CHIPPAC, INC ..................................          108
     13,100      * CHORDIANT SOFTWARE, INC .......................          104
     23,300      * CIBER, INC ....................................          220
    150,767      * CIENA CORP ....................................        2,157
     28,018      * CIRRUS LOGIC, INC .............................          370
  3,385,146      * CISCO SYSTEMS, INC ............................       61,305
     86,586      * CITRIX SYSTEMS, INC ...........................        1,962
     12,601      * CLARENT CORP ..................................           68
      8,153      * CLICK COMMERCE, INC ...........................           26
    119,744      * CMGI, INC .....................................          195
     52,471      * CNET NETWORKS, INC ............................          471
     14,634      * COGNEX CORP ...................................          375
      3,500      * COGNIZANT TECHNOLOGY SOLUTIONS CORP ...........          143
      9,400        COHU, INC .....................................          186
    130,720      * COMMERCE ONE, INC .............................          467
     23,533      * COMMSCOPE, INC ................................          501
    784,701        COMPAQ COMPUTER CORP ..........................        7,659
    210,572        COMPUTER ASSOCIATES INTERNATIONAL, INC ........        7,263
     13,700      * COMPUTER NETWORK TECHNOLOGY CORP ..............          244
     74,644      * COMPUTER SCIENCES CORP ........................        3,656

    153,800      * COMPUWARE CORP ................................        1,813
      1,500        COMPX INTERNATIONAL, INC ......................           19
     85,439      * COMVERSE TECHNOLOGY, INC ......................        1,911
     10,100      * CONCORD CAMERA CORP ...........................           80
    232,478      * CONCORD EFS, INC ..............................        7,621
     27,841      * CONCURRENT COMPUTER CORP ......................          413
      3,628        CONESTOGA ENTERPRISES, INC ....................          116
    116,210      * CONEXANT SYSTEMS, INC .........................        1,669
      3,300      * CONSTELLATION 3D, INC .........................            3
      8,400      * CONVERA CORP ..................................           28
     79,452      * CONVERGYS CORP ................................        2,979
      3,724      * COORSTEK, INC .................................          119
     25,800      * COPPER MOUNTAIN NETWORKS, INC .................           44
      8,300      * CORILLIAN CORP ................................           40
    436,015      * CORNING, INC ..................................        3,889
    117,477      * CORVIS CORP ...................................          379
     38,650      * COSINE COMMUNICATIONS, INC ....................           60
      8,408      * COVANSYS CORP .................................           75
     26,457      * CREDENCE SYSTEMS CORP .........................          491
     33,390      * CREE, INC .....................................          984
      8,100      * CROSSROADS SYSTEMS, INC .......................           36
     21,521      * CSG SYSTEMS INTERNATIONAL, INC ................          871
     13,112        CTS CORP ......................................          208
      2,300        CUBIC CORP ....................................          118
     14,300      * CYMER, INC ....................................          382
     52,480      * CYPRESS SEMICONDUCTOR CORP ....................        1,046
      6,195      * DAKTRONICS, INC ...............................           52
      6,900      * DATASTREAM SYSTEMS, INC .......................           43
     18,682      * DDI CORP ......................................          184
     13,958      * DELIA*S CORP (CLASS A) ........................           87
  1,043,257      * DELL COMPUTER CORP ............................       28,356
     30,558        DELUXE CORP ...................................        1,271
     12,400      * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A) ...          162
     32,840        DIEBOLD, INC ..................................        1,328
      9,500      * DIGEX, INC ....................................           28
      4,600      * DIGIMARC CORP .................................           85

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    43

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 TECHNOLOGY--(CONTINUED)
     11,800      * DIGITAL INSIGHT CORP ..........................   $      264
      5,800      * DIGITAL LIGHTWAVE, INC ........................           54
     10,100      * DIGITALTHINK, INC .............................          109
      3,400      * DIGITAS, INC ..................................           14
     10,600      * DITECH COMMUNICATIONS CORP ....................           64
     89,856      * DIVINE, INC (CLASS A) .........................           66
     37,400      * DMC STRATEX NETWORKS, INC .....................          291
     15,463      * DOCENT, INC ...................................           49
     17,500      * DOCUMENTUM, INC ...............................          380
     53,838      * DOUBLECLICK, INC ..............................          611
     10,863      * DSP GROUP, INC ................................          253
     30,512      * DST SYSTEMS, INC ..............................        1,521
      2,178      * DUPONT PHOTOMASKS, INC ........................           95
      2,000      * DURASWITCH INDUSTRIES, INC ....................           17
     28,107      * E.PIPHANY, INC ................................          245
     35,399      * EARTHLINK, INC ................................          431
     66,073      * EBAY, INC .....................................        4,420
     10,600      * ECHELON CORP ..................................          150
      4,493        EDO CORP ......................................          119
     21,273      * EFUNDS CORP ...................................          293
     10,350      * ELANTEC SEMICONDUCTOR, INC ....................          397
     12,500      * ELECTRO SCIENTIFIC INDUSTRIES, INC ............          375
      9,500      * ELECTROGLAS, INC ..............................          140
     58,222      * ELECTRONIC ARTS, INC ..........................        3,490
    218,758        ELECTRONIC DATA SYSTEMS CORP ..................       14,996
     24,600      * ELECTRONICS FOR IMAGING, INC ..................          549
      4,071      * EMBARCADERO TECHNOLOGIES, INC .................           99
  1,022,608      * EMC CORP ......................................       13,744
     10,154      * EMCORE CORP ...................................          137
     37,382      * EMULEX CORP ...................................        1,477
     16,900      * ENGAGE, INC ...................................            7
     17,621      * ENTEGRIS, INC .................................          193
     90,614      * ENTERASYS NETWORKS, INC .......................          802
     21,600      * ENTRUST, INC ..................................          220
      2,200      * EPICEDGE, INC .................................            0
      4,465      * EPIQ SYSTEMS, INC .............................           86
     66,681        EQUIFAX, INC ..................................        1,610
      7,090      * ESPEED, INC (CLASS A) .........................           59
     13,300      * ESS TECHNOLOGY, INC ...........................          283
      9,400      * ESTERLINE TECHNOLOGIES CORP ...................          150
     17,500      * EXAR CORP .....................................          365
      3,700      * EXCEL TECHNOLOGY, INC .........................           64
     13,656      * EXE TECHNOLOGIES, INC .........................           70
      5,895      * EXTENSITY, INC ................................           13
     46,593      * EXTREME NETWORKS, INC .........................          601
      6,400      * F.Y.I., INC ...................................          214
      8,500      * F5 NETWORKS, INC ..............................          183
      8,200        FAIR, ISAAC & CO, INC .........................          517
     45,886      * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                     (CLASS A) ...................................        1,294
     20,300      * FALCONSTOR SOFTWARE, INC ......................          184
      7,000      * FEI CO ........................................          221
     14,682      * FIBERCORE, INC ................................           35
     16,100      * FILENET CORP ..................................          327
     56,306      * FINISAR CORP ..................................          573
    176,100        FIRST DATA CORP ...............................       13,815
     86,359      * FISERV, INC ...................................        3,655
      5,015      * FLIR SYSTEMS, INC .............................          190
     39,375      * FOUNDRY NETWORKS, INC .........................          321
     13,515      * FREEMARKETS, INC ..............................          324
     11,800      * FSI INTERNATIONAL, INC ........................          109
          1     b* FUTURELINK CORP ...............................            0
     82,722      * GATEWAY, INC ..................................          665
     14,850        GENERAL CABLE CORP ............................          195
     79,679      * GENUITY, INC (CLASS A) ........................          126
      9,300      * GENZYME TRANSGENICS CORP ......................           54
      8,400      * GERBER SCIENTIFIC, INC ........................           78
      2,900      * GLOBAL IMAGING SYSTEMS, INC ...................           43
     16,067        GLOBAL PAYMENTS, INC ..........................          553
        890      * GLOBALSCAPE, INC ..............................            0
     48,716      * GLOBESPAN VIRATA, INC .........................          631
     11,990      * GRIFFON CORP ..................................          180
      8,769      * HANDSPRING, INC ...............................           59
     25,531      * HARMONIC, INC .................................          307
     30,300        HARRIS CORP ...................................          924
      2,900      * HEARTLAND WIRELESS COMMUNICATIONS, INC ........            0
     10,300        HELIX TECHNOLOGY CORP .........................          232
     29,600        HENRY (JACK) & ASSOCIATES, INC ................          646
    728,016        HEWLETT-PACKARD CO ............................       14,953
      3,600      * HI/FN, INC ....................................           52
     16,050      * HNC SOFTWARE, INC .............................          331
     34,278      * HOMESTORE.COM, INC ............................          123
     11,400      * HUTCHINSON TECHNOLOGY, INC ....................          265
     14,890      * HYPERION SOLUTIONS CORP .......................          296
    128,518      * I2 TECHNOLOGIES, INC ..........................        1,015
     14,000      * IBASIS, INC ...................................           18
     15,000      * IDENTIX, INC ..................................          219
      4,600      * II-VI, INC ....................................           79
     65,100        IKON OFFICE SOLUTIONS, INC ....................          761
     14,957      * IMATION CORP ..................................          323
     14,002      * INDUS INTERNATIONAL, INC ......................          102
      4,100      * INET TECHNOLOGIES, INC ........................           43
     17,900      * INFOCUS CORP ..................................          394

      6,340      * INFOGRAMES, INC ...............................           45
     19,460      * INFONET SERVICES CORP (CLASS B) ...............           48
     30,121      * INFORMATICA CORP ..............................          437
     12,320      * INFORMATION RESOURCES, INC ....................          102
    111,059      * INFOSPACE, INC ................................          228
     34,100      * INGRAM MICRO, INC (CLASS A) ...................          591
     56,997      * INKTOMI CORP ..................................          382
      3,835      * INRANGE TECHNOLOGIES CORP (CLASS B) ...........           47
      4,174      * INTEGRAL SYSTEMS, INC .........................           80
     12,595      * INTEGRATED CIRCUIT SYSTEMS, INC ...............          285
     48,090      * INTEGRATED DEVICE TECHNOLOGY, INC .............        1,279
  3,098,087        INTEL CORP ....................................       97,435
     20,700      * INTELIDATA TECHNOLOGIES CORP ..................           59
      2,200      * INTERACTIVE INTELLIGENCE, INC .................           15
      6,300      * INTERCEPT GROUP, INC ..........................          258
     25,200      * INTERDIGITAL COMMUNICATIONS CORP ..............          244
     22,800      * INTERGRAPH CORP ...............................          313
     24,100      * INTERLAND, INC ................................           51
      8,952      * INTERLOGIX, INC ...............................          346
      6,351      * INTERMAGNETICS GENERAL CORP ...................          164
     67,316      * INTERNAP NETWORK SERVICES CORP ................           78
    795,145        INTERNATIONAL BUSINESS MACHINES CORP ..........       96,181
     29,096      * INTERNATIONAL RECTIFIER CORP ..................        1,015
     87,400      * INTERNET CAPITAL GROUP, INC ...................          106
     17,791      * INTERNET SECURITY SYSTEMS, INC ................          570
     47,348      * INTERSIL CORP (CLASS A) .......................        1,527
      8,300        INTER-TEL, INC ................................          160
     34,200      * INTERTRUST TECHNOLOGIES CORP ..................           42
     13,537      * INTERVOICE-BRITE, INC .........................          173
     40,684      * INTERWOVEN, INC ...............................          396
      5,419      * INTRADO, INC ..................................          145
     80,546      * INTUIT, INC ...................................        3,446
     23,212      * IOMEGA CORP ...................................          194
     17,070      * IRON MOUNTAIN, INC ............................          748
     10,500      * ITXC CORP .....................................           75
     19,367      * IXIA ..........................................          249

                       SEE NOTES TO FINANCIAL STATEMENTS

44    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 TECHNOLOGY--(CONTINUED)
      4,200      * IXYS CORP .....................................   $       34
     46,245      * J.D. EDWARDS & CO .............................          761
     70,491      * JABIL CIRCUIT, INC ............................        1,602
      9,900      * JDA SOFTWARE GROUP, INC .......................          221
    541,930      * JDS UNIPHASE CORP .............................        4,704
     10,177      * JNI CORP ......................................           85
    116,637      * JUNIPER NETWORKS, INC .........................        2,210
      6,821      * KANA SOFTWARE, INC ............................          133
     24,535      * KEANE, INC ....................................          442
      2,557        KEITHLEY INSTRUMENTS, INC .....................           43
     39,300      * KEMET CORP ....................................          698
     10,700      * KEYNOTE SYSTEMS, INC ..........................          100
     10,361      * KFORCE, INC ...................................           65
     85,505      * KLA-TENCOR CORP ...............................        4,238
     30,000      * KOPIN CORP ....................................          420
     51,606      * KPMG CONSULTING, INC ..........................          855
      8,625      * KRONOS, INC ...................................          417
     22,500      * KULICKE & SOFFA INDUSTRIES, INC ...............          386
     57,864      * LAM RESEARCH CORP .............................        1,344
      8,395      * LANTRONIX, INC ................................           53
     41,390      * LATTICE SEMICONDUCTOR CORP ....................          851
      5,300      * LEARNING TREE INTERNATIONAL, INC ..............          148
      3,594      * LECROY CORP ...................................           65
     41,514      * LEGATO SYSTEMS, INC ...........................          538
     13,000      * LEXAR MEDIA, INC ..............................           34
      8,252      * LEXENT, INC ...................................           52
     59,966      * LEXMARK INTERNATIONAL, INC ....................        3,538
     48,892      * LIBERATE TECHNOLOGIES .........................          561
     11,255      * LIGHTBRIDGE, INC ..............................          137
      8,200      * LIGHTPATH TECHNOLOGIES, INC (CLASS A) .........           29
    146,137        LINEAR TECHNOLOGY CORP ........................        5,705
     10,500      * LOUDCLOUD, INC ................................           45
    159,543      * LSI LOGIC CORP ................................        2,518
     22,200      * LTX CORP ......................................          465
  1,575,265      * LUCENT TECHNOLOGIES, INC ......................        9,908
     26,640      * MACROMEDIA, INC ...............................          474
     18,854      * MACROVISION CORP ..............................          664
     13,382      * MAIL-WELL, INC ................................           55
      6,656      * MANHATTAN ASSOCIATES, INC .....................          194
      6,594      * MANUFACTURERS SERVICES LTD ....................           41
     23,455      * MANUGISTICS GROUP, INC ........................          494
      5,950      * MAPINFO CORP ..................................           93
      9,950      * MASTEC, INC ...................................           69
     13,956      * MATRIXONE, INC ................................          181
    140,081      * MAXIM INTEGRATED PRODUCTS, INC ................        7,356
     85,961      * MAXTOR CORP ...................................          545
      2,500      * MCAFEE.COM CORP ...............................           85
      8,620      * MCDATA CORP (CLASS A) .........................          211
      6,600      * MCSI, INC .....................................          155
      4,126      * MEASUREMENT SPECIALTIES, INC ..................           39
     18,900      * MEMC ELECTRONIC MATERIALS, INC ................           67
     29,500      * MENTOR GRAPHICS CORP ..........................          695
      8,456      * MERCURY COMPUTER SYSTEMS, INC .................          331
     33,292      * MERCURY INTERACTIVE CORP ......................        1,131
      5,960      * MERIX CORP ....................................          103
     12,183      * METASOLV, INC .................................           96
     18,418      * METAWAVE COMMUNICATIONS CORP ..................           57
     15,200        METHODE ELECTRONICS, INC (CLASS A) ............          122
     14,423      * METTLER-TOLEDO INTERNATIONAL, INC .............          748
     30,400      * MICREL, INC ...................................          797
      4,874      * MICRO GENERAL CORP ............................           67
     61,412      * MICROCHIP TECHNOLOGY, INC .....................        2,379
     33,700      * MICROMUSE, INC ................................          506
    250,083      * MICRON TECHNOLOGY, INC ........................        7,753
     12,918      * MICROSEMI CORP ................................          384
  2,018,523      * MICROSOFT CORP ................................      133,727
     14,600      * MICROSTRATEGY, INC ............................           56
     10,718      * MICROTUNE, INC ................................          251
      4,745      * MICROVISION, INC ..............................           68
     10,800      * MIPS TECHNOLOGIES, INC (CLASS A) ..............           93
      9,224      * MIPS TECHNOLOGIES, INC (CLASS B) ..............           74
      9,370      * MKS INSTRUMENTS, INC ..........................          253
      1,700      * MOLDFLOW CORP .................................           24
     64,515        MOLEX, INC ....................................        1,997
      1,014      * MOMENTUM BUSINESS APPLICATIONS, INC (CLASS A) .           20
  1,027,360        MOTOROLA, INC .................................       15,431
      7,000      * MRO SOFTWARE, INC .............................          164
     37,379      * MRV COMMUNICATIONS, INC .......................          158
      9,232        MTS SYSTEMS CORP ..............................           93
     12,281      * MULTEX.COM, INC ...............................           55
      3,300      * NANOMETRICS, INC ..............................           64
      3,100      * NATIONAL PROCESSING, INC ......................          101
     81,175      * NATIONAL SEMICONDUCTOR CORP ...................        2,499
      5,933      * NAVIGANT INTERNATIONAL, INC ...................           68
     42,226      * NCR CORP ......................................        1,556
     14,828        NDCHEALTH CORP ................................          512
      7,695      * NET2PHONE, INC ................................           52
     10,766      * NETEGRITY, INC ................................          208
     18,603      * NETIQ CORP ....................................          656
     16,900      * NETRO CORP ....................................           62
      7,700      * NETSCOUT SYSTEMS, INC .........................           61
    134,004      * NETWORK APPLIANCE, INC ........................        2,931
     63,768      * NETWORK ASSOCIATES, INC .......................        1,648

     23,302      * NEW FOCUS, INC ................................           89
     15,900        NEWPORT CORP ..................................          307
      9,500      * NEXT LEVEL COMMUNICATIONS, INC ................           32
     16,700      * NMS COMMUNICATIONS CORP .......................           80
      4,536      * NORTHFIELD LABORATORIES, INC ..................           39
      6,100      * NOVADIGM, INC .................................           58
     12,000      * NOVATEL WIRELESS, INC .........................           15
    162,762      * NOVELL, INC ...................................          747
     62,740      * NOVELLUS SYSTEMS, INC .........................        2,475
      7,091      * NU HORIZONS ELECTRONICS CORP ..................           73
     12,066      * NUANCE COMMUNICATIONS, INC ....................          110
      8,488      * NUMERICAL TECHNOLOGIES, INC ...................          299
     47,818      * NVIDIA CORP ...................................        3,199
     10,800      * NYFIX, INC ....................................          216
     21,600      * OAK TECHNOLOGY, INC ...........................          297
     14,000      * ON SEMICONDUCTOR CORP .........................           29
     46,286      * ONI SYSTEMS CORP ..............................          290
     15,800      * ONYX SOFTWARE CORP ............................           62
     79,858      * OPENWAVE SYSTEMS, INC .........................          782
     52,157      * OPLINK COMMUNICATIONS, INC ....................           98
      3,656      * OPNET TECHNOLOGIES, INC .......................           53
      1,524      * OPTICAL COMMUNICATION PRODUCTS, INC ...........            6
  1,920,208      * ORACLE CORP ...................................       26,518
      6,900      * OTG SOFTWARE, INC .............................           69
      8,911      * OVERTURE SERVICES, INC ........................          316
     10,100      * PACKETEER, INC ................................           74
    261,829      * PALM, INC .....................................        1,016
    121,055      * PARAMETRIC TECHNOLOGY CORP ....................          945
      7,550        PARK ELECTROCHEMICAL CORP .....................          199
     16,025      * PAXAR CORP ....................................          228
     14,303      * PAXSON COMMUNICATIONS CORP ....................          149
    146,841        PAYCHEX, INC ..................................        5,117
      6,100      * PC-TEL, INC ...................................           59
        800      * PEC SOLUTIONS, INC ............................           30
      5,747      * PECO II, INC ..................................           34
     11,100      * PEGASUS SOLUTIONS, INC ........................          158

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    45

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 TECHNOLOGY--(CONTINUED)
    120,167      * PEOPLESOFT, INC ...............................   $    4,831
     77,954      * PEREGRINE SYSTEMS, INC ........................        1,156
      4,266      * PERFORMANCE TECHNOLOGIES, INC .................           57
      9,600      * PERICOM SEMICONDUCTOR CORP ....................          139
     28,600      * PEROT SYSTEMS CORP (CLASS A) ..................          584
     10,500      * PHOENIX TECHNOLOGIES LTD ......................          122
     12,000      * PHOTRONICS, INC ...............................          376
     12,386        PIONEER-STANDARD ELECTRONICS, INC .............          157
      9,957      * PIXELWORKS, INC ...............................          160
      4,731      * PLANAR SYSTEMS, INC ...........................          100
     15,288      * PLANTRONICS, INC ..............................          392
     19,100      * PLEXUS CORP ...................................          507
      7,600      * PLX TECHNOLOGY, INC ...........................           96
     76,239      * PMC-SIERRA, INC ...............................        1,621
     40,989      * POLYCOM, INC ..................................        1,396
      4,262      * POMEROY COMPUTER RESOURCES, INC ...............           58
     44,100      * PORTAL SOFTWARE, INC ..........................           92
      2,861      * POWELL INDUSTRIES, INC ........................           54
     11,900      * POWER INTEGRATIONS, INC .......................          272
     27,650      * POWERWAVE TECHNOLOGIES, INC ...................          478
     10,600      * PRI AUTOMATION, INC ...........................          217
      8,000      * PROBUSINESS SERVICES, INC .....................          150
     16,950      * PROFIT RECOVERY GROUP INTERNATIONAL, INC ......          138
     13,196      * PROGRESS SOFTWARE CORP ........................          228
     15,070      * PROTON ENERGY SYSTEMS .........................          124
     12,500      * PROXIM, INC ...................................          124
     17,100      * PUMATECH, INC .................................           44
     42,701      * QLOGIC CORP ...................................        1,901
      6,100      * QRS CORP ......................................           86
    352,845      * QUALCOMM, INC .................................       17,819
     72,519      * QUANTUM CORP (DLT & STORAGE GROUP) ............          714
     15,233      * QUEST SOFTWARE, INC ...........................          337
      2,911        QUIXOTE CORP ..................................           55
      6,800      * RADIANT SYSTEMS, INC ..........................           78
      7,300      * RADISYS CORP ..................................          144
     10,400      * RAINBOW TECHNOLOGIES, INC .....................           77
     37,500      * RAMBUS, INC ...................................          300
     90,157      * RATIONAL SOFTWARE CORP ........................        1,758
     54,783      * READ-RITE CORP ................................          362
     40,751      * REALNETWORKS, INC .............................          242
     12,179      * RED HAT, INC ..................................           86
     59,038      * REDBACK NETWORKS, INC .........................          233
      8,800      * REGISTER.COM, INC .............................          101
      3,490      * RENAISSANCE LEARNING, INC .....................          106
      4,400      * RESEARCH FRONTIERS, INC .......................           74
     21,817      * RETEK, INC ....................................          652
     24,840        REYNOLDS & REYNOLDS CO (CLASS A) ..............          602
     61,419      * RF MICRO DEVICES, INC .........................        1,181
     53,599      * RIVERSTONE NETWORKS, INC ......................          890
      7,100      * ROGERS CORP ...................................          215
      7,526      * ROXIO, INC ....................................          125
     24,025      * RSA SECURITY, INC .............................          419
      4,310      * RUDOLPH TECHNOLOGIES, INC .....................          148
     27,790      * S1 CORP .......................................          450
     11,446      * SABA SOFTWARE, INC ............................           60
     53,300      * SAFEGUARD SCIENTIFICS, INC ....................          187
     11,000      * SAGA SYSTEMS, INC ESCROW ......................            0
      5,800      * SANCHEZ COMPUTER ASSOCIATES, INC ..............           50
     31,258      * SANDISK CORP ..................................          450
    236,488      * SANMINA-SCI CORP ..............................        4,706
     36,800      * SAPIENT CORP ..................................          284
      4,100      * SATCON TECHNOLOGY CORP ........................           21
      6,400      * SBS TECHNOLOGIES, INC .........................           93
      2,538      * SCANSOURCE, INC ...............................          121
     71,987        SCIENTIFIC-ATLANTA, INC .......................        1,723
      6,800      * SCM MICROSYSTEMS, INC .........................          100
      7,800      * SEACHANGE INTERNATIONAL, INC ..................          266
     12,900      * SECURE COMPUTING CORP .........................          265
     12,589      * SEEBEYOND TECHNOLOGY CORP .....................          122
      7,200      * SELECTICA, INC ................................           44
      7,000      * SEMITOOL, INC .................................           80
     28,954      * SEMTECH CORP ..................................        1,033
      7,200      * SERENA SOFTWARE, INC ..........................          157
    173,445      * SIEBEL SYSTEMS, INC ...........................        4,853
      8,341      * SIGNALSOFT CORP ...............................           37
     87,968      * SILICON GRAPHICS, INC .........................          185
     25,200      * SILICON IMAGE, INC ............................           95
      3,932      * SILICON LABORATORIES, INC .....................          133
     35,200      * SILICON STORAGE TECHNOLOGY, INC ...............          339
      2,600      * SILICONIX, INC ................................           71
      1,736      * SIMPLEX SOLUTIONS, INC ........................           29
     11,100      * SIPEX CORP ....................................          143
      4,300      * SIRENZA MICRODEVICES, INC .....................           26
     25,100      * SITEL CORP ....................................           60
    293,161      * SOLECTRON CORP ................................        3,307
     13,400      * SOMERA COMMUNICATIONS, INC ....................          101
     42,400      * SONICBLUE, INC ................................          171
     18,886      * SONICWALL, INC ................................          367
     69,606      * SONUS NETWORKS, INC ...........................          322
      5,400      * SORRENTO NETWORKS CORP ........................           19
      6,900      * SPECTRALINK CORP ..............................          118
      4,904      * SPECTRIAN CORP ................................           54
     10,977      * SPEECHWORKS INTERNATIONAL, INC ................          123

      4,612      * SPSS, INC .....................................           82
      6,500      * STANDARD MICROSYSTEMS CORP ....................          101
     29,400      * STARBASE CORP .................................           20
     15,100      * STARMEDIA NETWORK, INC ........................            6
     48,200      * STORAGE TECHNOLOGY CORP .......................          996
     26,817      * STORAGENETWORKS, INC ..........................          166
     29,162      * STRATOS LIGHTWAVE, INC ........................          179
  1,496,206      * SUN MICROSYSTEMS, INC .........................       18,403
    128,951      * SUNGARD DATA SYSTEMS, INC .....................        3,731
      7,773      * SUNRISE TELECOM, INC ..........................           31
      3,500      * SUPERTEX, INC .................................           61
      9,802      * SUPPORT.COM, INC ..............................           61
      3,146      * SUREBEAM CORP (CLASS A) .......................           33
     46,044      * SYBASE, INC ...................................          726
     63,949      * SYCAMORE NETWORKS, INC ........................          343
     10,300      * SYKES ENTERPRISES, INC ........................           96
     32,400      * SYMANTEC CORP .................................        2,149
    105,254        SYMBOL TECHNOLOGIES, INC ......................        1,671
     10,100      * SYMMETRICOM, INC ..............................           77
     27,309      * SYNOPSYS, INC .................................        1,613
      4,623      * SYNPLICITY, INC ...............................           62
      3,500      * SYNTEL, INC ...................................           45
     13,900      * SYSTEMS & COMPUTER TECHNOLOGY CORP ............          144
     16,700      * TAKE-TWO INTERACTIVE SOFTWARE, INC ............          270
     23,453      * TECH DATA CORP ................................        1,015
     13,899        TECHNITROL, INC ...............................          384
     21,300      * TEKELEC .......................................          386
     40,225      * TEKTRONIX, INC ................................        1,037
    189,210      * TELLABS, INC ..................................        2,831
      3,872      * TELLIUM, INC ..................................           24
     83,243      * TERADYNE, INC .................................        2,509
     27,800      * TERAYON COMMUNICATION SYSTEMS, INC ............          230
    799,546        TEXAS INSTRUMENTS, INC ........................       22,387
      7,300      * THERMA-WAVE, INC ..............................          109
     82,023      * THERMO ELECTRON CORP ..........................        1,957
      9,700      * THREE-FIVE SYSTEMS, INC .......................          154

                       SEE NOTES TO FINANCIAL STATEMENTS

46    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 TECHNOLOGY--(CONTINUED)
     28,286      * TIBCO SOFTWARE, INC ...........................   $      422
     27,905      * TITAN CORP ....................................          696
      7,300      * TIVO, INC .....................................           48
      5,800      * TOLLGRADE COMMUNICATIONS, INC .................          193
     17,200        TOTAL SYSTEM SERVICES, INC ....................          364
     16,600      * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A) .          204
     43,003      * TRANSMETA CORP ................................           98
     40,800      * TRANSWITCH CORP ...............................          184
     11,300      * TRIMBLE NAVIGATION LTD ........................          183
      7,153      * TRIPATH TECHNOLOGY, INC .......................           12
     59,747      * TRIQUINT SEMICONDUCTOR, INC ...................          732
     10,036      * TRIZETTO GROUP, INC ...........................          132
      5,144      * TTM TECHNOLOGIES, INC .........................           52
     13,333      * TURNSTONE SYSTEMS, INC ........................           53
      6,100     b* U.S. WIRELESS CORP ............................            0
     25,600      * UCAR INTERNATIONAL, INC .......................          274
      4,202      * ULTICOM, INC ..................................           42
      3,900      * ULTIMATE ELECTRONICS, INC .....................          117
      9,221      * ULTRATECH STEPPER, INC ........................          152
    146,989      * UNISYS CORP ...................................        1,843
      5,645        UNITED INDUSTRIAL CORP ........................           95
     19,684      * UNIVERSAL ACCESS GLOBAL HOLDINGS, INC .........           92
      6,800      * UNIVERSAL DISPLAY CORP ........................           62
     20,600      * USINTERNETWORKING, INC ........................            4
     17,986      * UTSTARCOM, INC ................................          513
     14,100      * VA SOFTWARE CORP ..............................           35
     14,900      * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC           515
     13,200      * VEECO INSTRUMENTS, INC ........................          476
    107,866      * VERISIGN, INC .................................        4,103
    184,973      * VERITAS SOFTWARE CORP .........................        8,292
     13,221      * VERITY, INC ...................................          268
     31,047      * VERTICALNET, INC ..............................           43
     15,366      * VIALTA, INC (CLASS A) .........................           19
     22,900      * VIASYSTEMS GROUP, INC .........................           14
     10,300      * VICOR CORP ....................................          167
     17,500      * VIEWPOINT CORP ................................          119
    112,544      * VIGNETTE CORP .................................          604
      3,916      * VIRAGE LOGIC CORP .............................           75
     64,454      * VISHAY INTERTECHNOLOGY, INC ...................        1,257
     12,900      * VISUAL NETWORKS, INC ..........................           60
     87,822      * VITESSE SEMICONDUCTOR CORP ....................        1,092
     32,300      * VITRIA TECHNOLOGY, INC ........................          206
      3,500      * VOLT INFORMATION SCIENCES, INC ................           60
     17,300        WALLACE COMPUTER SERVICES, INC ................          329
      9,600      * WATCHGUARD TECHNOLOGIES, INC ..................           62
     22,500      * WAVE SYSTEMS CORP (CLASS A) ...................           50
      8,146      * WEBEX COMMUNICATIONS, INC .....................          202
     10,724      * WEBMETHODS, INC ...............................          180
      7,544      * WEBSENSE, INC .................................          242
      9,200      * WESCO INTERNATIONAL, INC ......................           46
     85,900      * WESTERN DIGITAL CORP ..........................          539
     22,879      * WESTERN MULTIPLEX CORP (CLASS A) ..............          124
      3,851      * WILSON GREATBATCH TECHNOLOGIES, INC ...........          139
     29,104      * WIND RIVER SYSTEMS, INC .......................          521
     10,300      * WIRELESS FACILITIES, INC ......................           69
      5,245      * WITNESS SYSTEMS, INC ..........................           70
      6,200      * WJ COMMUNICATIONS, INC ........................           23
      4,800        WOODHEAD INDUSTRIES, INC ......................           76
      9,813      * XICOR, INC ....................................          109
    146,339      * XILINX, INC ...................................        5,715
     20,800      * XYBERNAUT CORP ................................           50
    155,168      * YAHOO!, INC ...................................        2,752
     12,200      * ZEBRA TECHNOLOGIES CORP (CLASS A) .............          677
      6,000      * ZIXIT CORP ....................................           30
      8,100      * ZORAN CORP ....................................          264
      6,600      * ZYGO CORP .....................................          105
                                                                     ----------
                   TOTAL TECHNOLOGY                                     999,392
                                                                     ----------
 TRANSPORTATION--1.05%
     22,100        AIRBORNE, INC .................................          328
     27,500      * AIRTRAN HOLDINGS, INC .........................          182
     12,200      * ALASKA AIR GROUP, INC .........................          355
     14,600      * AMERICA WEST HOLDINGS CORP (CLASS B) ..........           51
     70,987      * AMR CORP ......................................        1,574
      1,300      * AMTRAN, INC ...................................           19
      9,500      * ARKANSAS BEST CORP ............................          274
     18,299      * ATLANTIC COAST AIRLINES HOLDINGS, INC .........          426
      7,350      * ATLAS AIR WORLDWIDE HOLDINGS, INC .............          108
     13,306      * BE AEROSPACE, INC .............................          122
    178,443        BURLINGTON NORTHERN SANTA FE CORP .............        5,091
     30,006        C.H. ROBINSON WORLDWIDE, INC ..................          868
     22,427        CNF, INC ......................................          752
      6,850      * CONSOLIDATED FREIGHTWAYS CORP .................           35
     25,404      * CONTINENTAL AIRLINES, INC (CLASS B) ...........          666
      3,221      * COVENANT TRANSPORT, INC (CLASS A) .............           51
     98,354        CSX CORP ......................................        3,447
     56,626        DELTA AIR LINES, INC ..........................        1,657
     15,750      * EGL, INC ......................................          220
     21,569        EXPEDITORS INTERNATIONAL OF WASHINGTON, INC ...        1,228
    137,644      * FEDEX CORP ....................................        7,141
      7,992        FLORIDA EAST COAST INDUSTRIES, INC (CLASS A) ..          185
      7,000      * FORWARD AIR CORP ..............................          237

     12,950      * FRONTIER AIRLINES, INC ........................          220
      6,682      * HEARTLAND EXPRESS, INC ........................          186
      7,000      * HUNT (J.B.) TRANSPORT SERVICES, INC ...........          162
     27,050      * KANSAS CITY SOUTHERN INDUSTRIES, INC ..........          382
      7,725      * KNIGHT TRANSPORTATION, INC ....................          145
      3,800      * LANDSTAR SYSTEM, INC ..........................          276
     12,725      * MESA AIR GROUP, INC ...........................           96
      8,800      * MESABA HOLDINGS, INC ..........................           63
      5,721      * MIDWEST EXPRESS HOLDINGS, INC .................           84
    177,956        NORFOLK SOUTHERN CORP .........................        3,262
     22,014      * NORTHWEST AIRLINES CORP .......................          346
     12,500        OVERSEAS SHIPHOLDING GROUP, INC ...............          281
      9,529      * RAILAMERICA, INC ..............................          138
      5,400        ROADWAY CORP ..................................          198
     24,263        RYDER SYSTEM, INC .............................          537
     61,632      * SABRE HOLDINGS CORP ...........................        2,610
     13,800        SHURGARD STORAGE CENTERS, INC (CLASS A) .......          442
     22,800        SKYWEST, INC ..................................          580
    353,091        SOUTHWEST AIRLINES CO .........................        6,525
     26,709      * SWIFT TRANSPORTATION CO, INC ..................          574
     30,914      * U.S. AIRWAYS GROUP, INC .......................          196
     24,935      * UAL CORP ......................................          337
    114,689        UNION PACIFIC CORP ............................        6,537
    104,921        UNITED PARCEL SERVICE, INC (CLASS B) ..........        5,718
     12,000        USFREIGHTWAYS CORP ............................          377
     12,875        WERNER ENTERPRISES, INC .......................          313
     11,400      * YELLOW CORP ...................................          286
                                                                     ----------
                   TOTAL TRANSPORTATION                                  55,888
                                                                     ----------
 UTILITIES--8.45%
  1,633,041        A T & T CORP ..................................       29,623
     18,429      * A T & T LATIN AMERICA CORP (CLASS A) ..........           22
    977,558      * A T & T WIRELESS SERVICES, INC ................       14,048
     15,900      * ADELPHIA BUSINESS SOLUTIONS, INC ..............            9
    197,598      * AES CORP ......................................        3,231
     25,100        AGL RESOURCES, INC ............................          578
      5,400      * AIRGATE PCS, INC ..............................          246
     31,819      * ALAMOSA HOLDINGS, INC .........................          380
      3,800      * ALASKA COMMUNICATIONS SYSTEMS GROUP, INC ......           30

                        SEE NOTES TO FINANCIAL STATEMENTS

                      2001 ANNUAL REPORT  COLLEGE RETIREMENT EQUITIES FUND    47

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 UTILITIES--(CONTINUED)
     57,604        ALLEGHENY ENERGY, INC .........................   $    2,086
     37,814      * ALLEGIANCE TELECOM, INC .......................          313
     11,428      * ALLEN TELECOM, INC ............................           97
     38,300        ALLETE, INC ...................................          965
     36,397        ALLIANT ENERGY CORP ...........................        1,105
    143,313        ALLTEL CORP ...................................        8,847
     63,534        AMEREN CORP ...................................        2,687
    148,745        AMERICAN ELECTRIC POWER CO, INC ...............        6,475
     79,374      * AMERICAN TOWER CORP (CLASS A) .................          752
      8,090      * AQUILA, INC ...................................          138
     18,788        ATMOS ENERGY CORP .............................          399
     21,800        AVISTA CORP ...................................          289
    866,358        BELLSOUTH CORP ................................       33,052
     12,228        BLACK HILLS CORP ..............................          414
    100,774      * BROADWING, INC ................................          957
    140,888      * CALPINE CORP ..................................        2,366
      5,000        CASCADE NATURAL GAS CORP ......................          110
      3,600      * CENTENNIAL COMMUNICATIONS CORP ................           37
      5,231        CENTRAL VERMONT PUBLIC SERVICE CORP ...........           87
     64,983        CENTURYTEL, INC ...............................        2,131
      7,700        CH ENERGY GROUP, INC ..........................          335
      3,610      * CHILES OFFSHORE, INC ..........................           72
      5,700      * CHOICE ONE COMMUNICATIONS, INC ................           20
     73,294        CINERGY CORP ..................................        2,450
    131,612      * CITIZENS COMMUNICATIONS CO ....................        1,403
     19,138        CLECO CORP ....................................          420
     61,058        CMS ENERGY CORP ...............................        1,467
      4,966      * COMMONWEALTH TELEPHONE ENTERPRISES, INC .......          226
     37,339        CONECTIV ......................................          914
      3,467        CONNECTICUT WATER SERVICE, INC ................          103
     98,007        CONSOLIDATED EDISON, INC ......................        3,956
     75,559        CONSTELLATION ENERGY GROUP, INC ...............        2,006
     88,583      * CROWN CASTLE INTERNATIONAL CORP ...............          946
      6,900        CT COMMUNICATIONS, INC ........................          114
     10,500      * DOBSON COMMUNICATIONS CORP (CLASS A) ..........           90
    121,259        DOMINION RESOURCES, INC .......................        7,288
     58,284        DPL, INC ......................................        1,403
     25,700        DQE, INC ......................................          487
     74,958        DTE ENERGY CO .................................        3,144
    358,277        DUKE ENERGY CORP ..............................       14,066
    110,396        DYNEGY, INC (CLASS A) .........................        2,815
    150,424        * EDISON INTERNATIONAL ........................        2,271
    235,170        EL PASO CORP ..................................       10,491
     23,108      * EL PASO ELECTRIC CO ...........................          335
      8,000        EMPIRE DISTRICT ELECTRIC CO ...................          168
     12,786        ENERGEN CORP ..................................          315
     53,665        ENERGY EAST CORP ..............................        1,019
    336,824    b,e ENRON CORP ....................................          202
     88,872        ENTERGY CORP ..................................        3,476
     29,400        EQUITABLE RESOURCES, INC ......................        1,002
    148,143        EXELON CORP ...................................        7,093
    135,415        FIRSTENERGY CORP ..............................        4,737
     19,600      * FOCAL COMMUNICATIONS CORP .....................           12
      3,085      * FOCAL COMMUNICATIONS CORP WTS 12/14/07 ........            0
     81,182        FPL GROUP, INC ................................        4,579
     17,552      * GENERAL COMMUNICATION, INC (CLASS A) ..........          150
      9,900     b* GEOTEK COMMUNICATIONS, INC ....................            0
      3,900      * GOLDEN TELECOM, INC ...........................           46
     28,500        GREAT PLAINS ENERGY, INC ......................          718
     16,200        HAWAIIAN ELECTRIC INDUSTRIES, INC .............          653
      5,800        HICKORY TECH CORP .............................           98
     17,200        IDACORP, INC ..................................          698
     11,787      * IDT CORP ......................................          230
      9,000      * IDT CORP (CLASS B) ............................          149
      6,200      * IMPSAT FIBER NETWORKS, INC ....................            1
     15,507      * ITC DELTACOM, INC .............................           13
     64,097        KEYSPAN CORP ..................................        2,221
     37,490        KINDER MORGAN, INC ............................        2,088
     10,421      * L-3 COMMUNICATIONS HOLDINGS, INC ..............          938
      8,500        LACLEDE GROUP, INC ............................          203
     14,488      * LEAP WIRELESS INTERNATIONAL, INC ..............          304
    142,800      * LEVEL 3 COMMUNICATIONS, INC ...................          714
      7,400        MADISON GAS & ELECTRIC CO .....................          196
    245,815      * MCLEODUSA, INC (CLASS A) ......................           91
     31,739        MDU RESOURCES GROUP, INC ......................          893
         72     b* METRICOM, INC .................................            0
    247,944      * METROMEDIA FIBER NETWORK, INC (CLASS A) .......          109
      2,272        MIDDLESEX WATER CO ............................           77
    157,016      * MIRANT CORP ...................................        2,515
     47,500      * MONTANA POWER CO ..............................          273
      3,810      * NATCO GROUP, INC (CLASS A) ....................           27
     36,500        NATIONAL FUEL GAS CO ..........................          902
      3,100      * NEON COMMUNICATIONS, INC ......................            8
      7,300      * NETWORK PLUS CORP .............................            8
      8,100        NEW JERSEY RESOURCES CORP .....................          379
     18,830      * NEWPOWER HOLDINGS, INC ........................           14
    249,129      * NEXTEL COMMUNICATIONS, INC (CLASS A) ..........        2,730
     20,408      * NEXTEL PARTNERS, INC (CLASS A) ................          245
     69,036      * NIAGARA MOHAWK HOLDINGS, INC ..................        1,224
     20,600        NICOR, INC ....................................          858
     93,589        NISOURCE, INC .................................        2,158
     17,762      * NISOURCE, INC (SAILS) .........................           41
      6,700        NORTH PITTSBURGH SYSTEMS, INC .................          124

     65,327        NORTHEAST UTILITIES ...........................        1,152
     11,500        NORTHWEST NATURAL GAS CO ......................          293
     12,400        NORTHWESTERN CORP .............................          261
     23,353      * NRG ENERGY, INC ...............................          362
     24,362        NSTAR .........................................        1,093
      7,600      * NTELOS, INC ...................................          118
     76,316      * NTL, INC ......................................           72
      6,300        NUI CORP ......................................          149
     35,900        OGE ENERGY CORP ...............................          829
      4,494      * OIL STATES INTERNATIONAL, INC .................           41
      5,700      * OMNISKY CORP ..................................            0
     24,446        ONEOK, INC ....................................          436
     14,322      * ORION POWER HOLDINGS ..........................          374
     11,200        OTTER TAIL CORP ...............................          326
    178,756      * P G & E CORP ..................................        3,439
     16,200        PEOPLES ENERGY CORP ...........................          614
     10,255      * PETROQUEST ENERGY, INC ........................           55
     13,915        PIEDMONT NATURAL GAS CO, INC ..................          498
     17,700      * PINNACLE HOLDINGS, INC ........................            6
     38,926        PINNACLE WEST CAPITAL CORP ....................        1,629
     17,897        PNM RESOURCES, INC ............................          500
     46,109        POTOMAC ELECTRIC POWER CO .....................        1,041
     67,455        PPL CORP ......................................        2,351
     22,100      * PRICE COMMUNICATIONS CORP .....................          422
    100,607        PROGRESS ENERGY, INC (CVO) ....................        4,530
     34,100      * PROGRESS ENERGY, INC ..........................           15
     95,746        PUBLIC SERVICE ENTERPRISE GROUP, INC ..........        4,040
     40,046        PUGET ENERGY, INC .............................          877
     35,135        QUESTAR CORP ..................................          880
      3,701      * QUICKSILVER RESOURCES, INC ....................           71
    623,241        QWEST COMMUNICATIONS INTERNATIONAL, INC .......        8,806
     14,077      * RCN CORP ......................................           41
    121,349        RELIANT ENERGY, INC ...........................        3,218
     23,900      * RELIANT RESOURCES, INC ........................          395
     15,900        RGS ENERGY GROUP, INC .........................          598
      3,048      * RURAL CELLULAR CORP (CLASS A) .................           68

48    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

       Statement of Investments - EQUITY INDEX ACCOUNT - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------
 UTILITIES--(CONTINUED)
     17,949      * SBA COMMUNICATIONS CORP .......................   $      234
  1,551,585        SBC COMMUNICATIONS, INC .......................       60,776
     48,175        SCANA CORP ....................................        1,341
      8,200        SEMCO ENERGY, INC .............................           88
     95,606        SEMPRA ENERGY .................................        2,347
     46,829        SIERRA PACIFIC RESOURCES ......................          705
      5,400        SOUTH JERSEY INDUSTRIES, INC ..................          176
    315,799        SOUTHERN CO ...................................        8,006
     15,301      * SOUTHERN UNION CO .............................          289
     13,444        SOUTHWEST GAS CORP ............................          300
     12,700      * SOUTHWESTERN ENERGY CO ........................          132
     30,800      * SPECTRASITE HOLDINGS, INC .....................          111
    361,234        SPRINT CORP (FON GROUP) .......................        7,254
    299,297      * SPRINT CORP (PCS GROUP) .......................        7,306
     64,409        TECO ENERGY, INC ..............................        1,690
     26,723      * TELECORP PCS, INC (CLASS A) ...................          333
     23,608        TELEPHONE & DATA SYSTEMS, INC .................        2,119
     26,356      * TIME WARNER TELECOM, INC (CLASS A) ............          466
     16,021      * TRITON PCS HOLDINGS, INC (CLASS A) ............          470
    122,411        TXU CORP ......................................        5,772
      7,000      * U.S. CELLULAR CORP ............................          317
     13,624      * U.S. UNWIRED, INC (CLASS A) ...................          139
     25,063      * UBIQUITEL, INC ................................          187
     12,510        UGI CORP ......................................          378
      5,683        UIL HOLDINGS CORP .............................          292
     14,240        UNISOURCE ENERGY CORP .........................          259
     53,324        UTILICORP UNITED, INC .........................        1,342
        436      * VAST SOLUTIONS, INC (CLASS B1) ................            0
        436      * VAST SOLUTIONS, INC (CLASS B2) ................            0
        436      * VAST SOLUTIONS, INC (CLASS B3) ................            0
     31,030        VECTREN CORP ..................................          744
  1,252,882        VERIZON COMMUNICATIONS, INC ...................       59,459
      8,305      * WEST CORP .....................................          207
      9,300        WESTERN GAS RESOURCES, INC ....................          301
     32,100        WESTERN RESOURCES, INC ........................          552
     27,900      * WESTERN WIRELESS CORP (CLASS A) ...............          788
     22,400        WGL HOLDINGS, INC .............................          651
    211,258      * WILLIAMS COMMUNICATIONS GROUP, INC ............          496
    219,586        WILLIAMS COS, INC .............................        5,604
     50,866        WISCONSIN ENERGY CORP .........................        1,148
     53,974        WORLDCOM, INC (MCI GROUP) .....................          685
  1,365,958      * WORLDCOM, INC (WORLDCOM GROUP) ................       19,233
     13,100        WPS RESOURCES CORP ............................          479
    159,449        XCEL ENERGY, INC ..............................        4,423
    132,863      * XO COMMUNICATIONS, INC (CLASS A) ..............           13
                                                                     ----------
                   TOTAL UTILITIES                                      450,207
                                                                    -----------
                   TOTAL COMMON STOCK
                    (COST $4,778,336)                                 5,270,664
                                                                    -----------

  PRINCIPAL                                                         VALUE (000)
  ---------                                                         -----------
SHORT TERM INVESTMENTS--1.23%
 U.S. GOVERNMENT AND AGENCIES--1.23%
                 FEDERAL HOME LOAN BANKS (FHLB)
$10,000,000      d 1.750%, 01/09/02 ...............................     $ 9,996
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 20,000,000      d 1.700%, 03/14/02 ...............................      19,929
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 25,700,000      d 1.440%, 01/02/02 ...............................      25,697
 10,000,000        1.730%, 01/30/02 ...............................       9,986
                                                                    -----------
                 TOTAL U.S. GOVERNMENT AND AGENCIES                      65,608
                                                                    -----------
                 TOTAL SHORT TERM INVESTMENTS
                  (COST $65,613)                                         65,608
                                                                    -----------
                 TOTAL PORTFOLIO--100.27%
                  (COST $4,844,405)                                   5,336,671
                 OTHER ASSETS & LIABILITIES, NET--(0.27)%               (14,351)
                                                                    -----------
                 NET ASSETS--100.00%                                 $5,322,320
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e  All or a portion of this security is out on loan.

                        SEE NOTES TO FINANCIAL STATEMENTS

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    49

Report of Management Responsibility


   TO THE PARTICIPANTS OF COLLEGE RETIREMENT EQUITIES FUND:

   The accompanying financial statements of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

   CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

   The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be CREF's policy that any non-audit services be obtained from a firm other than the external financial audit firm. For the periods covered by these financial statements, CREF did not engage Ernst & Young LLP for any management advisory or consulting services. The independent auditors' report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

   The Audit Committee of the CREF Board of Trustees, consisting entirely of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls, and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts' operations.

   /s/ John H. Biggs                         /s/ Richard L. Gibbs

   Chairman, President and                   Executive Vice President and
   Chief Executive Officer                   Principal Accounting Officer

--------------------------------------------------------------------------------
Report of the Audit Committee


   TO THE PARTICIPANTS OF COLLEGE RETIREMENT EQUITIES FUND:

   The Audit Committee oversees the financial reporting process of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts of College Retirement Equities Fund ("CREF") on behalf of CREF's Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

   Management has the primary responsibility for CREF's financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the formal evaluation be later than between their fifth and tenth years of service.

   The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

   The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by CREF, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and CREF, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

   Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

   Maceo K. Sloan, Audit Committee Chair
   Martin J. Gruber, Audit Committee Member
   Nestor V. Santiago, Audit Committee Member
   David K. Storrs, Audit Committee Member

   February 12, 2002

50    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

Statements of Assets and Liabilities


                                                                               Inflation-                                  Equity
   December 31, 2001                                            Money Market     Linked      Bond Market  Social Choice     Index
   (amounts in thousands, except amounts per accumulation unit)    Account    Bond Account     Account       Account       Account
                                                                 ----------    ----------    ----------    ----------    ----------
ASSETS
Portfolio investments, at cost                                   $7,464,546    $1,329,375    $6,081,588    $4,511,205    $4,844,405
Net unrealized appreciation of portfolio investments                  3,388         3,089        13,883       601,573       492,266
                                                                 ----------    ----------    ----------    ----------    ----------
Portfolio investments, at value                                   7,467,934     1,332,464     6,095,471     5,112,778     5,336,671
Cash                                                                  3,008            --            --         4,725            --
Dividends and interest receivable                                    10,684        16,577        43,933        18,572         5,596
Receivable from securities transactions                                  --             4        81,657         5,471         8,064
Amounts due from TIAA                                                 2,100           656         1,941         2,793         3,272
                                                                 ----------    ----------    ----------    ----------    ----------
   Total Assets                                                   7,483,726     1,349,701     6,223,002     5,144,339     5,353,603
                                                                 ----------    ----------    ----------    ----------    ----------

LIABILITIES
Deposits for securities loaned--Note 3                                   --       116,756       338,832       310,215         1,724
Amounts due to banks                                                     --           156            26            --           898
Payable for securities transactions                                   3,770           528     1,306,424       420,470        28,661
                                                                 ----------    ----------    ----------    ----------    ----------
   Total Liabilities                                                  3,770       117,440     1,645,282       730,685        31,283
                                                                 ----------    ----------    ----------    ----------    ----------

NET ASSETS
Accumulation Fund                                                 7,222,371     1,181,814     4,456,580     4,244,685     5,172,586
Annuity Fund                                                        257,585        50,447       121,140       168,969       149,734
                                                                 ----------    ----------    ----------    ----------    ----------
   Total Net Assets                                              $7,479,956    $1,232,261    $4,577,720    $4,413,654    $5,322,320
                                                                 ==========    ==========    ==========    ==========    ==========
ACCUMULATION UNITS OUTSTANDING--Notes 4 and 5                       338,791        35,274        71,368        46,290        75,254
                                                                 ==========    ==========    ==========    ==========    ==========
NET ASSET VALUE PER ACCUMULATION UNIT--Note 4                    $    21.32    $    33.50    $    62.45    $    91.70    $    68.74
                                                                 ==========    ==========    ==========    ==========    ==========

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                Inflation-                                  Equity
   Year ended December 31, 2001                                 Money Market     Linked      Bond Market  Social Choice     Index
   (amounts in thousands)                                          Account    Bond Account     Account       Account       Account
                                                                 ----------    ----------    ----------    ----------    ----------
INVESTMENT INCOME
Income:
   Interest                                                      $  306,599    $   53,939    $  234,261    $  101,597    $    2,699
   Dividends                                                             --            --            --        33,324        65,838
                                                                 ----------    ----------    ----------    ----------    ----------
   Total Income                                                     306,599        53,939       234,261       134,921        68,537
                                                                 ----------    ----------    ----------    ----------    ----------
Expenses--Note 2:
   Investment                                                         2,962           926         4,241         4,002         3,675
   Operating                                                         20,922         2,707        13,183        13,151        14,520
                                                                 ----------    ----------    ----------    ----------    ----------
   Total Expenses                                                    23,884         3,633        17,424        17,153        18,195
                                                                 ----------    ----------    ----------    ----------    ----------
INVESTMENT INCOME--NET                                              282,715        50,306       216,837       117,768        50,342
                                                                 ----------    ----------    ----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON TOTAL INVESTMENTS--Note 3
Net realized gain (loss) on:
   Portfolio investments                                                708         5,604       130,096        64,687       (22,937)
   Futures transactions                                                  --            --            --            --       (11,073)
                                                                 ----------    ----------    ----------    ----------    ----------
   Net Realized Gain (Loss) on Total Investments                        708         5,604       130,096        64,687       (34,010)
                                                                 ----------    ----------    ----------    ----------    ----------
Net change in unrealized appreciation on:
   Portfolio investments                                              2,456        (4,480)      (55,322)     (390,711)     (645,979)
   Futures transactions                                                  --            --            --            --         1,559
                                                                 ----------    ----------    ----------    ----------    ----------
   Net Change in Unrealized Appreciation on Total Investments         2,456        (4,480)      (55,322)     (390,711)     (644,420)
                                                                 ----------    ----------    ----------    ----------    ----------
   Net Realized and Unrealized Gain (Loss) on Total Investments       3,164         1,124        74,774      (326,024)     (678,430)
                                                                 ----------    ----------    ----------    ----------    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations  $  285,879    $   51,430    $  291,611    $ (208,256)   $ (628,088)
                                                                 ==========    ==========    ==========    ==========    ==========

See notes to financial statements

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    51

Statements of Cash Flows

                                                                               Inflation-                                  Equity
   Year ended December 31, 2001                                Money Market     Linked      Bond Market  Social Choice     Index
   (amounts in thousands)                                         Account    Bond Account     Account       Account       Account
                                                                ----------    ----------    ----------    ----------    ----------

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase (decrease) in net assets resulting
      from operations                                            $  285,879    $   51,430    $  291,611    $ (208,256)   $ (628,088)
   Adjustments to reconcile net increase (decrease)
      in net assets resulting from operations to
      net cash used in operating activities:
      Proceeds from sales of long-term securities                        --       417,703     9,954,892     2,883,046       294,743
      Purchases of long term securities                                  --    (1,126,294)   (11,598,648)  (3,248,503)   (1,317,341)
      Purchases of short-term investments--net                     (797,361)     (137,396)     (179,272)     (218,926)        2,312
      Decrease (increase) in receivables                             19,173       (10,077)       (8,289)          359          (261)
      Increase (decrease) in payables                                    --       116,756       (15,996)      149,968         1,265
      Net realized (gain) loss on total investments                    (708)       (5,604)     (130,096)      (64,687)       34,010
      Net change in unrealized appreciation on
         total investments                                           (2,456)        4,480        55,322       390,711       644,420
                                                                 ----------    ----------    ----------    ----------    ----------
   NET CASH USED IN OPERATING ACTIVITIES                           (495,473)     (689,002)   (1,630,476)     (316,288)     (968,940)
                                                                 ----------    ----------    ----------    ----------    ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Premiums                                                      584,651        93,689       301,849       408,388       585,262
      Net transfers from (to) TIAA                                 (184,281)       18,780        19,022       (42,791)      (11,525)
      Net transfers from other CREF Accounts                        690,047       614,247       868,430        98,211       532,169
      Annuity payments                                              (49,907)       (5,279)      (22,124)      (20,075)      (22,281)
      Withdrawals and death benefits                               (542,221)      (32,444)     (123,844)      (82,236)     (115,050)
      Proceeds from the financing of dollar roll
         transactions--net                                               --            --       586,078       (40,774)           --
                                                                 ----------    ----------    ----------    ----------    ----------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                        498,289       688,993     1,629,411       320,723       968,575
                                                                 ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN CASH                                           2,816            (9)       (1,065)        4,435          (365)

CASH
   Beginning of year                                                    192             9         1,065           290           365
                                                                 ----------    ----------    ----------    ----------    ----------
   End of year                                                   $    3,008    $       --    $       --    $    4,725    $       --
                                                                 ==========    ==========    ==========    ==========    ==========

See notes to financial statements

52    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

Statements of Changes in Net Assets

                                    Money Market          Inflation-Linked Bond          Bond Market              Social Choice
                                       Account                    Account                  Account                   Account
   Years Ended December 31,     -----------------------   ---------------------   -----------------------   -----------------------
   (amounts in thousands)           2001         2000         2001       2000         2001         2000         2001         2000
FROM OPERATIONS
Investment income--net          $  282,715   $  408,966   $   50,306   $ 18,520   $  216,837   $  186,150   $  117,768   $  126,861
Net realized gain (loss)
   on total investments                708          (84)       5,604        170      130,096       (5,333)      64,687      133,263
Net change in unrealized
   appreciation (depreciation)
   on total investments              2,456        2,285       (4,480)    12,946      (55,322)     141,264     (390,711)    (250,031)
                                ----------   ----------   ----------   --------   ----------   ----------   ----------   ----------
   NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS                 285,879      411,167       51,430     31,636      291,611      322,081     (208,256)      10,093
                                ----------   ----------   ----------   --------   ----------   ----------   ----------   ----------

FROM PARTICIPANT TRANSACTIONS
Premiums                           584,651      546,170       93,689     31,144      301,849      210,214      408,388      393,221
                                ----------   ----------   ----------   --------   ----------   ----------   ----------   ----------
Disbursements and transfers:
   Net transfers
      to (from) TIAA               184,281      189,304      (18,780)    (7,829)     (19,022)      29,885       42,791       11,263
   Net transfers to (from)
      other CREF Accounts         (690,047)     538,768     (614,247)  (291,146)    (868,430)      46,184      (98,211)     145,176
   Annuity payments                 49,907       50,428        5,279      1,596       22,124       15,557       20,075       20,032
   Withdrawals and
      death benefits               542,221      535,292       32,444      9,391      123,844      103,175       82,236       93,391
                                ----------   ----------   ----------   --------   ----------   ----------   ----------   ----------
   TOTAL DISBURSEMENTS
      AND TRANSFERS, NET            86,362    1,313,792     (595,304)  (287,988)    (741,484)     194,801       46,891      269,862
                                ----------   ----------   ----------   --------   ----------   ----------   ----------   ----------
   NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   PARTICIPANT
   TRANSACTIONS                    498,289     (767,622)     688,993    319,132    1,043,333       15,413      361,497      123,359
                                ----------   ----------   ----------   --------   ----------   ----------   ----------   ----------
NET INCREASE (DECREASE)
   IN NET ASSETS                   784,168     (356,455)     740,423    350,768    1,334,944      337,494      153,241      133,452

NET ASSETS
   Beginning of year             6,695,788    7,052,243      491,838    141,070    3,242,776    2,905,282    4,260,413    4,126,961
                                ----------   ----------   ----------   --------   ----------   ----------   ----------   ----------
   End of year                  $7,479,956   $6,695,788   $1,232,261   $491,838   $4,577,720   $3,242,776   $4,413,654   $4,260,413
                                ==========   ==========   ==========   ========   ==========   ==========   ==========   ==========


       Equity Index
         Account
-----------------------
    2001         2000

$   50,342   $   49,930

   (34,010)      98,112


  (644,420)    (550,599)
----------   ----------


  (628,088)    (402,557)
----------   ----------


   585,262      578,120
----------   ----------


    11,525      (35,454)

  (532,169)      62,309
    22,281       21,863

   115,050      129,714
----------   ----------

  (383,313)     178,432
----------   ----------




   968,575      399,688
----------   ----------

   340,487       (2,869)


 4,981,833    4,984,702
----------   ----------
$5,322,320   $4,981,833
==========   ==========


See notes to financial statements

--------------------------------------------------------------------------------
Notes to Financial Statements


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The purpose of College Retirement Equities Fund ("CREF"), as stated in its charter, is to aid and strengthen nonprofit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts. The financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

VALUATION OF INVESTMENTS. Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the Nasdaq National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    53

--------------------------------------------------------------------------------


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------

approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

CHANGE IN ACCOUNTING POLICY. As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all discounts and premiums on debt securities. Prior to January 1, 2001, the Accounts did not amortize premiums or discounts on fixed income securities with over 60 days to maturity. On January 1, 2001, the Inflation-Linked Bond, Bond Market and Social Choice Accounts recorded a cumulative adjustment to reflect the amortization of premiums and discounts on existing fixed income securities. The adjustment for the Inflation-Linked Bond and Social Choice Accounts totaling $453,200 and $299,600, respectively, increased investment cost, thereby reducing unrealized appreciation but had no impact on total net assets. The adjustment for the Bond Market Account totaling $972,261 reduced investment cost, thereby increasing unrealized appreciation but had no impact on total net assets. The Money Market and Equity Index Accounts were not effected by this change.

For the Inflation-Linked Bond Account, the effect of this change for the year ended December 31, 2001 was to decrease net investment income by $1,095,537, increase unrealized gain by $937,263 and increase realized gain by $158,274. For the Bond Market Account, the effect of this change for the year ended December 31, 2001 was to decrease net investment income by $4,813,542, decrease unrealized loss by $2,982,201 and increase realized gain by $1,831,341. For the Social Choice Account, the effect of this change for the year ended December 31, 2001 was to decrease net investment income by $862,245, decrease unrealized loss by $1,785,842 and decrease realized gain by $923,597. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

REPURCHASE AGREEMENTS. The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller's agreement to repurchase and the Accounts' agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreemeents must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, of if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

DOLLAR ROLL TRANSACTIONS. Certain of the Accounts may enter into dollar rolls in which the Account sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period the Account forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance the Account's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Market and Social Choice Accounts results in borrowings by these Accounts requiring the presentation of a statement of cash flows.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS. The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES LENDING. The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is fully collat-

54    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

--------------------------------------------------------------------------------


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)
--------------------------------------------------------------------------------

eralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

FUTURES CONTRACTS. The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES. Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


NOTE 2--MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------

Investment advisory services for the CREF Accounts are provided by TIAA-CREF Investment Management, LLC("Investment Management") in accordance with an Investment Management Services Agreement with CREF. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization of CREF.

Administrative services for the CREF Accounts and distribution functions for CREF's certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. ("Services") in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's acutal expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.


NOTE 3--INVESTMENTS
--------------------------------------------------------------------------------

At December 31, 2001, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

                          Inflation-
                            Linked          Bond          Social        Equity
                             Bond          Market         Choice         Index
                            Account        Account        Account       Account
                         ------------   ------------   ------------   ----------
Market value
  of securities
  loaned                 $114,407,256   $332,712,762   $303,926,133   $  247,620
Cash collateral           116,756,000    338,832,000    310,215,000    1,724,000

At December 31, 2001, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

                                    Gross             Gross
                                 Unrealized        Unrealized     Net Unrealized
                               Appreciation of   Depreciation of   Appreciation
                                  Portfolio         Portfolio      of Portfolio
                                 Investments       Investments      Investments
                               ---------------   ---------------  --------------
Money Market Account           $    4,212,451     $    824,770     $  3,387,681
Inflation-Linked
  Bond Account                     14,536,814       11,448,037        3,088,777
Bond Market Account                53,227,892       39,344,842       13,883,050
Social Choice Account             932,597,856      331,024,519      601,573,337
Equity Index Account            1,069,730,764      577,464,367      492,266,397

At December 31, 2001 the Equity Index Accounts held 87 open futures contracts in the Standard & Poor's 500 Index, expiring in March 2002, with a value of $24,995,100 and an unrealized loss of $3,518.

Purchases and sales of portfolio securities of unaffiliated issuers, other than short-term money market instruments, for the Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts for the year ended December 31, 2001, were as follows:

                Inflation-
                  Linked            Bond            Social           Equity
                   Bond            Market           Choice            Index
                  Account          Account          Account          Account
              --------------   ---------------   --------------   --------------

Purchases     $1,126,445,694   $11,590,724,935   $3,281,344,911   $1,336,491,373
Sales            417,652,591     9,958,881,243    2,888,500,441      300,920,728

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    55

--------------------------------------------------------------------------------
NOTE 4--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Selected condensed financial information for an Accumulation Unit of each Account is presented below.

                                                                MONEY MARKET ACCOUNT
                                             --------------------------------------------------------
For the Years Ended December 31,               2001        2000        1999         1998        1997
PER ACCUMULATION UNIT DATA:
  Investment income                          $  .888     $ 1.273     $  .976      $  .998     $  .953
  Expenses                                      .069        .055        .057         .054        .046
                                             --------------------------------------------------------
  Investment income--net                        .819       1.218        .919         .944        .907
  Net realized and unrealized gain
    (loss) on total investments                 .009        .007       (.005)        .005        .001
                                             --------------------------------------------------------
  Net increase in Accumulation Unit Value       .828       1.225        .914         .949        .908
Accumulation Unit Value:
    Beginning of year                         20.490      19.265      18.351       17.402      16.494
                                             --------------------------------------------------------
    End of year                              $21.318     $20.490     $19.265      $18.351     $17.402
                                             ========================================================
TOTAL RETURN                                    4.04%       6.36%       4.98%        5.45%       5.51%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                      0.33%       0.28%       0.30%        0.30%       0.27%
  Investment income--net                        3.88%       6.12%       4.90%        5.27%       5.35%
PORTFOLIO TURNOVER RATE                          N/A         N/A         N/A          N/A         N/A
THOUSANDS OF ACCUMULATION UNITS
  OUTSTANDING AT END OF YEAR                 338,791     315,206     354,754      312,358     233,116

                                                                INFLATION-LINKED BOND ACCOUNT
                                             -------------------------------------------------------------------
                                                                                              January 13, 1997
                                                                                           (date established) to
For the Years Ended December 31,               2001        2000        1999         1998    December 31, 1997(a)
PER ACCUMULATION UNIT DATA:
  Investment income                          $ 1.816     $ 2.113     $ 1.730      $ 1.256          $ 1.031
  Expenses                                      .122        .083        .099         .086             .067
                                             -------------------------------------------------------------
  Investment income--net                       1.694(b)    2.030       1.631        1.170             .964
  Net realized and unrealized gain
    (loss) on total investments                 .692(b)    1.491      (1.062)       (.260)            .154
                                             -------------------------------------------------------------
  Net increase in Accumulation Unit Value      2.386       3.521        .569         .910            1.118
Accumulation Unit Value:
    Beginning of year                         31.118      27.597      27.028       26.118           25.000
                                             -------------------------------------------------------------
    End of year                              $33.504     $31.118     $27.597      $27.028          $26.118
                                             =============================================================
TOTAL RETURN                                    7.67%      12.76%       2.10%        3.48%            4.47%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                      0.36%       0.29%       0.36%        0.33%            0.25%
  Investment income--net                        4.93%(b)    6.97%       5.99%        4.50%            3.60%
PORTFOLIO TURNOVER RATE                        42.16%      17.17%      54.35%       40.98%           63.56%
THOUSANDS OF ACCUMULATION UNITS
  OUTSTANDING AT END OF YEAR                  35,274      15,188       4,757        5,112            3,626

                                                                 BOND MARKET ACCOUNT
                                             --------------------------------------------------------
For the Years Ended December 31,               2001        2000        1999         1998        1997
PER ACCUMULATION UNIT DATA:
  Investment income                          $ 3.258     $ 3.636     $ 3.289      $ 3.156     $ 3.081
  Expenses                                      .242        .174        .166         .158        .134
                                             --------------------------------------------------------
  Investment income--net                       3.016(b)    3.462       3.123        2.998       2.947
  Net realized and unrealized gain
    (loss) on total investments                1.571(b)    2.621      (3.711)       1.150       1.266
                                             --------------------------------------------------------
  Net increase (decrease) in
    Accumulation Unit Value                    4.587       6.083       (.588)       4.148       4.213
Accumulation Unit Value:
    Beginning of year                         57.858      51.775      52.363       48.215      44.002
                                             --------------------------------------------------------
    End of year                              $62.445     $57.858     $51.775      $52.363     $48.215
                                             ========================================================
TOTAL RETURN                                    7.93%      11.75%      (1.12%)       8.60%       9.57%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                      0.43%       0.33%       0.32%        0.32%       0.29%
  Investment income--net                        5.36%(b)    6.50%       6.03%        5.98%       6.44%
PORTFOLIO TURNOVER RATE                       257.02%     377.44%(c)  656.58%      525.32%     398.77%
THOUSANDS OF ACCUMULATION UNITS
  OUTSTANDING AT END OF YEAR                  71,368      54,745      54,918       57,481      31,654

56    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

--------------------------------------------------------------------------------


NOTE 4--CONDENSED FINANCIAL INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

                                                               SOCIAL CHOICE ACCOUNT
                                             --------------------------------------------------------
For the Years Ended December 31,               2001        2000        1999         1998        1997
PER ACCUMULATION UNIT DATA:
  Investment income                          $ 2.766     $ 3.188     $ 2.898      $ 2.679     $ 2.396
  Expenses                                      .352        .282        .293         .249        .193
                                             --------------------------------------------------------
  Investment income--net                       2.414(b)    2.906       2.605        2.430       2.203
  Net realized and unrealized gain
    (loss) on total investments               (7.003)(b)  (2.582)      6.752       11.159      12.223
                                             --------------------------------------------------------
  Net increase (decrease) in
    Accumulation Unit Value                   (4.589)      0.324       9.357       13.589      14.426
Accumulation Unit Value:
    Beginning of year                         96.286      95.962      86.605       73.016      58.590
                                             --------------------------------------------------------
    End of year                              $91.697     $96.286     $95.962      $86.605     $73.016
                                             ========================================================
TOTAL RETURN                                   (4.77%)      0.34%      10.80%       18.61%      24.62%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                      0.40%       0.30%       0.32%        0.31%       0.30%
  Investment income--net                        2.77%(b)    3.04%       2.88%        3.07%       3.37%
PORTFOLIO TURNOVER RATE                        68.64%     117.10%(c)  206.44%      147.90%      91.87%
THOUSANDS OF ACCUMULATION UNITS
  OUTSTANDING AT END OF YEAR                  46,290      42,550      41,355       37,211      30,554

                                                               EQUITY INDEX ACCOUNT
                                             --------------------------------------------------------
For the Years Ended December 31,               2001        2000        1999         1998        1997
PER ACCUMULATION UNIT DATA:
  Investment income                          $  .973     $ 1.055     $ 1.012      $  .953     $  .826
  Expenses                                      .258        .233        .225         .190        .141
                                             --------------------------------------------------------
  Investment income--net                        .715(b)     .822        .787         .763        .685
  Net realized and unrealized gain
    (loss) on total investments               (9.849)(b)  (7.216)     13.733       12.789      12.672
                                             --------------------------------------------------------
  Net increase in (decrease)
    Accumulation Unit Value                   (9.134)     (6.394)     14.520       13.552      13.357
Accumulation Unit Value:
    Beginning of year                         77.869      84.263      69.743       56.191      42.834
                                             --------------------------------------------------------
    End of year                              $68.735     $77.869     $84.263      $69.743     $56.191
                                             ========================================================
TOTAL RETURN                                  (11.73%)     (7.59%)     20.82%       24.12%      31.18%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                      0.37%       0.28%       0.30%        0.31%       0.30%
  Investment income--net                        1.02%(b)    0.98%       1.05%        1.24%       1.47%
PORTFOLIO TURNOVER RATE                         6.14%       9.42%       4.89%        3.98%       3.50%
THOUSANDS OF ACCUMULATION UNITS
  OUTSTANDING AT END OF YEAR                  75,254      62,018      57,249       47,997      35,368

(a)  The percentages shown for this period are not annualized.

(b) As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. For the Inflation-Linked Bond Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.031, increase net realized and unrealized gain per Accumulation Unit by $.031 and decrease the ratio of investment income-net to average net assets by .11%. For the Bond Market Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.067, increase net realized and unrealized gain per Accumulation Unit by $.067 and decrease the ratio of investment income-net to average net assets by .12%. For the Social Choice Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.019, decrease net realized and unrealized loss per Accumulation Unit by $.019 and decrease the ratio of investment income-net to average net assets by .02%. For the Money Market and Equity Index Accounts the change had no effect on the condensed financial information. Per Accumulation Unit amounts and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c) During 2000, the Bond Market and Social Choice Accounts began structuring dollar rolls as financing transactions (see note 1); had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover rates for the year ended December 31, 2000 would have been 552.94% and 196.05%, respectively.

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    57

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------


NOTE 5--ACCUMULATION UNITS
--------------------------------------------------------------------------------
Changes in the number of Accumulation Units outstanding were as follows:

                                          Money Market        Inflation-Linked Bond        Bond Market
                                            Account                   Account                Account
                                  -------------------------   ----------------------  ----------------------
For the Years Ended December 31,      2001          2000         2001        2000        2001        2000
Accumulation Units:
  Credited for premiums            27,744,536    27,486,983    2,801,278   1,049,662   4,960,493   3,896,511
  Credited (cancelled) for
    transfers, disbursements
    and amounts applied
    to the Annuity Fund            (4,160,452)  (67,034,275)  17,284,976   9,380,914  11,662,855  (4,070,259)
  Outstanding:
    Beginning of year             315,206,464   354,753,756   15,187,781   4,757,205  54,744,621  54,918,369
                                  -----------   -----------   ----------  ----------  ----------  ----------
    End of year                   338,790,548   315,206,464   35,274,035  15,187,781  71,367,969  54,744,621
                                  ===========   ===========   ==========  ==========  ==========  ==========

    Social Choice             Equity Index
        Account                  Account
-----------------------   ----------------------
   2001         2000         2001        2000

 4,429,226    4,061,512    8,316,119   6,914,130



  (688,958)  (2,866,237)   4,919,606  (2,145,348)

42,549,968   41,354,693   62,018,098  57,249,316
----------   ----------   ----------  ----------
46,290,236   42,549,968   75,253,823  62,018,098
==========   ==========   ==========  ==========


NOTE 6 -- LINE OF CREDIT
--------------------------------------------------------------------------------

The Inflation-Linked Bond, Social Choice and Equity Index Accounts participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 2001, there were no borrowings under this credit facility by the Inflation-Linked Bond, Social Choice and Equity Index Accounts.

The Bond Market and Social Choice Accounts participate in letter of credit agreements in the amounts of $30,000,000 and $8,500,000, respectively, for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the year ended December 31, 2001, there were no borrowings under these agreements.

--------------------------------------------------------------------------------
  Report of Independent Auditors


   TO THE PARTICIPANTS AND BOARD OF TRUSTEES OF
   COLLEGE RETIREMENT EQUITIES FUND:

   We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts (five of the Accounts comprising the College Retirement Equities Fund ("CREF")) as of December 31, 2001, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts of CREF at December 31, 2001, and the results of their operations and cash flows for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


   New York, New York
   February 8, 2002
--------------------------------------------------------------------------------

58    COLLEGE RETIREMENT EQUITIES FUND  2001 ANNUAL REPORT

PARTICIPANT VOTING RESULTS


CREF's Annual Meeting was held on November 13, 2001.

The trustees elected to four-year terms at the annual meeting were:

--------------------------------------------------------------------------------
NOMINEE                     VOTES FOR   PERCENT         VOTES WITHHELD  PERCENT
--------------------------------------------------------------------------------
Joyce A. Fecske        30,072,751,584     96.29          1,159,068,343     3.71
Eedes P. Gilbert       30,023,101,673     96.13          1,208,718,254     3.87
Stephen A. Ross        30,466,838,999     97.55            764,980,927     2.45
Maceo K. Sloan         30,335,399,010     97.13            896,420,916     2.87


CREF Participants voted on two participant proposals.

Participant Proposal I: To stop investing in companies supporting gun control.

-----------------------------------------------------------------------------------------------------------------------------------
 FUND                                    VOTES FOR   PERCENT             VOTES AGAINST   PERCENT         VOTES ABSTAINED   PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
 OVERALL CREF FUNDS                  3,814,093,936     12.21            26,334,583,301     84.32           1,083,142,690      3.47
===================================================================================================================================
 Stock Account                       2,849,136,370     12.30            19,460,913,824     84.05             844,935,445      3.65
 Money Market Account                  220,641,183     13.80             1,328,396,036     83.07              50,087,410      3.13
 Bond Account                          118,722,158     10.72               957,808,946     86.46              31,279,459      2.82
 Social Choice Account                 101,833,555     12.18               716,741,699     85.70              17,760,192      2.12
 Global Equities Account               155,438,602     11.20             1,191,109,744     85.85              40,922,048      2.95
 Growth Account                        221,596,098     12.04             1,563,298,356     84.93              55,855,885      3.03
 Equity Index Account                  107,369,439     11.01               837,308,524     85.84              30,764,414      3.15
 Inflation-Linked Bond Account          39,356,530     11.93               279,006,175     84.57              11,537,837      3.50


Participant Proposal II: To divest CREF's tobacco-related interests.

-----------------------------------------------------------------------------------------------------------------------------------
FUND                                     VOTES FOR   PERCENT             VOTES AGAINST   PERCENT         VOTES ABSTAINED   PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
OVERALL CREF FUNDS                   7,519,352,789     24.74            21,291,518,160     70.05           1,584,613,536      5.21
===================================================================================================================================
Stock Account                        5,788,814,330     25.00            16,115,273,425     69.60           1,250,897,883      5.40
Money Market Account                   375,967,487     23.51             1,143,456,149     71.51              79,700,993      4.98
Bond Account                           267,449,842     24.14               786,737,832     71.02              53,622,890      4.84
Global Equities Account                330,976,322     23.85               993,127,250     71.58              63,366,823      4.57
Growth Account                         442,253,012     24.02             1,324,926,787     71.98              73,570,540      4.00
Equity Index Account                   237,145,229     24.31               691,038,286     70.84              47,258,862      4.85
Inflation-Linked Bond Account           76,746,567     23.26               236,958,430     71.83              16,195,545      4.91

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    59

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH CREF   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
ROBERT H. ATWELL          Trustee          Term expires 2002.     President Emeritus, American       32        Director, Education
447 Bird Key Drive                         Trustee since 1989.    Council on Education, and                    Management Corp. and
Sarasota, FL 34236                                                Senior Consultant to A.T.                    Collegis, Inc.
Age: 70                                                           Kearney, Inc.

------------------------------------------------------------------------------------------------------------------------------------
ELIZABETH E. BAILEY       Trustee          Term expires 2002.     John C. Hower Professor of         32        Director, CSX
The Wharton School                         Trustee since 1986.    Public Policy and Management,                Corporation and
University of Pennsylvania                                        The Wharton School, University               Philip Morris
Suite 3100                                                        of Pennsylvania                              Companies Inc.
Steinberg-Dietrich Hall
Philadelphia, PA 19104-6372
Age: 63

------------------------------------------------------------------------------------------------------------------------------------
JOYCE A. FECSKE           Trustee          Term expires 2005.     Vice President Emeritia, DePaul    32        None
11603 Briarwood Lane                       Trustee since 1993.    University. Formerly, Vice
Burr Ridge, Illinois                                              President for Human Resources,
60525-5173                                                        DePaul University
Age: 54

------------------------------------------------------------------------------------------------------------------------------------
EDES P. GILBERT           Trustee          Term expires 2005.     Acting President, Independent      32        None
Independent Educational                    Trustee since 1989.    Educational Services. Formerly,
Services                                                          Consultant, Independent
49 East 78th Street,                                              Educational Services, and Head,
Suite 4A                                                          The Spence School
New York, NY 10021
Age: 69

------------------------------------------------------------------------------------------------------------------------------------
MARTIN J. GRUBER          Trustee          Term expires 2004.     Nomura Professor of Finance,       32       Director, Deutsche
New York University                        Trustee since 2000.    New York University, Stern                  Asset Management B.T.
Stern School of Business                                          School of Business. Formerly,               Funds, S.G. Cowen
Henry Kaufman Management                                          Chairman, Department of                     Family of Funds, Japan
Education Center                                                  Finance, New York University,               Equity Fund, Inc.,
44 West 4th Street,                                               Stern School of Business, and               Singapore Equity Fund,
Suite 988                                                         Trustee of TIAA                             Inc. and the Thai
New York, NY 10012                                                                                            Equity Fund, Inc.
Age: 64

------------------------------------------------------------------------------------------------------------------------------------
NANCY L. JACOB            Trustee          Term expires 2003.     President and Managing             32       None
Windermere Investment                      Trustee since 1979.    Principal, Windermere
Associates                                                        Investment Associates.
121 S.W. Morrison Street,                                         Formerly, Chairman and Chief
Suite 925                                                         Executive Officer, CTC
Portland, OR 97204                                                Consulting, Inc., and Executive
Age: 58                                                           Vice President, U.S. Trust of
                                                                  the Pacific Northwest

------------------------------------------------------------------------------------------------------------------------------------
MARJORIE FINE KNOWLES     Trustee          Term expires 2004.     Professor of Law, Georgia State    32       None
College of Law                             Trustee since 1983.    University College of Law
Georgia State University
P.O. Box 4037
Atlanta, GA 30302-4037
Age: 62

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN A. ROSS           Trustee          Terms expires 2005.    Franco Modigliani Professor of     32       Director, Freddie Mac
Sloan School of Management                 Trustee since 1981.    Finance and Economics, Sloan                and Co-Chairman,
Massachusetts Institute                                           School of Management,                       Roll & Ross Asset
of Technology                                                     Massachusetts Institute of                  Management Corp.
77 Massachusetts Avenue                                           Technology. Co-chairman, Roll &
Cambridge, MA 02139                                               Ross Asset Management Corp.,
Age: 57                                                           Formerly, Sterling Professor of
                                                                  Economics and Finance, Yale School
                                                                  of Management, Yale University

------------------------------------------------------------------------------------------------------------------------------------
NESTOR V. SANTIAGO        Trustee          Term expires 2002.     Vice President and Chief           32       Director, Bank-Fund
Howard Hughes Medical                      Trustee since 2000.    Investment Officer, Howard                  Credit Union and
Institute                                                         Hughes Medical Institute.                   Emerging Markets
4000 Jones Bridge Road                                            Formerly, Investment Advisor/               Growth Fund, Inc.
Chevy Chase, MD 20815                                             Head of Investment Office,
Age: 52                                                           International Monetary Fund

------------------------------------------------------------------------------------------------------------------------------------
EUGENE C. SIT             Trustee          Term expires 2003.     Chairman, Chief Executive          32       Chairman and Director
Sit Investment                             Trustee since 1991.    Officer, and Chief Investment               of registered
Associates, Inc.                                                  Officer, Sit Investment                     investment companies
4600 Norwest Center                                               Associates, Inc. and Sit/Kim                managed by Sit
90 South Seventh Street                                           International Investment                    Investment Associates,
Minneapolis, MN 55402-4130                                        Associates, Inc.                            Inc.
Age: 63

------------------------------------------------------------------------------------------------------------------------------------

60    COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH CREF   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MACEO K. SLOAN            Trustee          Term expires 2005.     Chairman and Chief Executive       32       Director, SCANA
NCM Capital Management                     Trustee since 1991.    Officer, Sloan Financial Group,             Corporation and
Group, Inc.                                                       Inc. and NCM Capital Management             Mechanics and Farmers
103 West Main Street,                                             Group, Inc.                                 Bancorp, Inc.
Suite 400
Durham, NC 27701-3638
Age: 52

------------------------------------------------------------------------------------------------------------------------------------
DAVID K. STORRS           Trustee          Term expires 2002.     President and Chief Executive      32       Director of thirteen
Alternative Investment                     Trustee since 1994.    Officer, Alternative Investment             money market funds
Group, LLC                                                        Group, LLC                                  sponsored by Alliance
65 South Gate Lane                                                                                            Capital Management
Southport, CT 06490
Age: 57

------------------------------------------------------------------------------------------------------------------------------------
ROBERT W. VISHNY          Trustee          Term expires 2004.     Eric J. Gleacher Distinguished     32       None
University of Chicago                      Trustee since 1996.    Service Professor of Finance,
Graduate School of Business                                       University of Chicago, Graduate
1101 East 58th Street                                             School of Business. Founding
Chicago, IL 60637                                                 Partner, LSV Asset Management
Age: 42


INTERESTED TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
JOHN H. BIGGS(1)          Chairman,        Term as Trustee        Chairman, President and Chief      32       Director, The Boeing
TIAA-CREF                 President and    expires 2004. Trustee  Executive Officer of TIAA, CREF,            Company and Ralston
730 Third Avenue          Chief Executive  since 1983. Chairman,  TIAA-CREF Mutual Funds,                     Purina Company
New York, NY 10017-3206   Officer          Executive Officer      TIAA-CREF Institutional Mutual
Age: 65                                    since 1993 and         Funds, TIAA-CREF Life Funds and
                                           President since 1997.  Chairman of the Management
                                           Indefinite term        Committee, President and Chief
                                           as officer.            Executive Officer of TIAA
                                                                  Separate Account VA-1. Trustee
                                                                  of TIAA-CREF Individual &
                                                                  Institutional Services, Inc.
                                                                  (Services). Member of Board of
                                                                  Managers of TIAA-CREF Investment
                                                                  Management LLC (Investment
                                                                  Management). Director of
                                                                  Teachers Personal Investors
                                                                  Services, Inc. (TPIS), Teachers
                                                                  Advisors, Inc. (Advisors) and
                                                                  TIAA-CREF Trust Company, FSB
                                                                  (TIAA-CREF Trust Company)

------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. LEIBOWITZ(1)    Vice Chairman    Term as Trustee        Vice Chairman and Chief            32       None
TIAA-CREF                 and Chief        expires 2003. Trustee  Investment Officer of CREF,
730 Third Avenue          Investment       since 1995. Vice       TIAA-CREF Mutual Funds, TIAA-CREF
New York, NY 10017-3206   Officer          Chairman and Chief     Institutional Mutual Funds,
Age: 65                                    Investment Officer     TIAA-CREF Life Funds and Vice
                                           since 1995.            Chairman of the Management
                                           Indefinite term        Committee and Chief Investment
                                           as officer.            Officer of TIAA Separate Account
                                                                  VA-1 (these funds are
                                                                  collectively referred to as the
                                                                  TIAA-CREF Funds). Vice Chairman
                                                                  and Chief Investment Officer of
                                                                  TIAA. Member of Board of Managers
                                                                  and President of Investment
                                                                  Management. Director and
                                                                  President of Advisors. Director
                                                                  of TIAA-CREF Life Insurance
                                                                  Company (TIAA-CREF Life).

------------------------------------------------------------------------------------------------------------------------------------
BEVIS LONGSTRETH(2)       Trustee          Term expires 2003.     Of Counsel to Debevoise &          32       Member of the Board of
Debevoise & Plimpton                       Trustee since 1996.    Plimpton. Formerly Partner of               Directors of AMVESCAP,
919 Third Avenue                                                  Debevoise & Plimpton, Adjunct               PLC and Chairman of
New York, NY 10022-6225                                           Professor at Columbia                       the Finance Committee
Age: 67                                                           University School of Law and                of the Rockefeller
                                                                  Commissioner of the Securities              Family Fund
                                                                  and Exchange Commission

------------------------------------------------------------------------------------------------------------------------------------
RICHARD J. ADAMSKI(1)     Vice President   Indefinite term.       Vice President and Treasurer of    N/A      N/A
TIAA-CREF                 and Treasurer    Vice President and     the TIAA-CREF Funds and TIAA.
730 Third Avenue                           Treasurer since 1991.  Vice President and Treasurer of
New York, NY 10017-3206                                           Investment Management,
Age: 60                                                           Services, TPIS, Advisors,
                                                                  TIAA-CREF Life, and TIAA-CREF
                                                                  Tuition Financing, Inc.
                                                                  (Tuition Financing)

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    61

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH CREF   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
C. VICTORIA APTER(1)      Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA
730 Third Avenue                           President since
New York, NY 10017-3206                    January 2000.
Age: 59

------------------------------------------------------------------------------------------------------------------------------------
SCOTT C. EVANS(1)        Executive         Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                Vice President    Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1997.  Executive Vice President of
New York, NY 10017-3206                                           Investment Management and
Age: 42                                                           Advisors and Director of
                                                                  TIAA-CREF Life

------------------------------------------------------------------------------------------------------------------------------------
MARTIN E. GALT, III(1)    Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                           President since 2000.  President, TIAA-CREF Investment
New York, NY 10017-3206                                           Products. Director and
Age: 59                                                           President of Tuition and TPIS
                                                                  and Director of TIAA-CREF Life
                                                                  and TIAA-CREF Trust Company.
                                                                  Formerly, Executive Vice
                                                                  President and President,
                                                                  Institutional Investments, Bank
                                                                  of America, and Principal
                                                                  Investment Officer, NationsBank

------------------------------------------------------------------------------------------------------------------------------------
RICHARD L. GIBBS(1)       Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1993.  Executive Vice President of
New York, NY 10017-3206                                           Investment Management, Advisors
Age: 54                                                           and Tuition Financing and
                                                                  Director of TIAA-CREF Life and
                                                                  Tuition Financing

------------------------------------------------------------------------------------------------------------------------------------
DON W. HARRELL(1)         Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1992.  Director of TIAA-CREF Life
New York, NY 10017-3206
Age:63

------------------------------------------------------------------------------------------------------------------------------------
IRA J. HOCH(1)            Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 2000.  Formerly, Vice President,
New York, NY 10017-3206                                           Retirement Services, CREF
Age: 51                                                           and TIAA

------------------------------------------------------------------------------------------------------------------------------------
MATINA S. HORNER(1)       Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1989.  Director of TIAA-CREF Life
New York, NY 10017-3206
Age: 62

------------------------------------------------------------------------------------------------------------------------------------
E. LAVERNE JONES(1)       Vice President   Indefinite term.       Vice President and Corporate       N/A      N/A
TIAA-CREF                 and Corporate    Vice President and     Secretary of the TIAA-CREF
730 Third Avenue          Secretary        Corporate Secretary    Funds and TIAA
New York, NY 10017-3206                    since 1998.
Age: 52

------------------------------------------------------------------------------------------------------------------------------------
HARRY I. KLARISTENFELD(1) Executive Vice   Indefinite term.       Executive Vice President and       N/A      N/A
TIAA-CREF                 President and    Executive Vice         Chief Actuary of the TIAA-CREF
730 Third Avenue          Chief Actuary    President and Chief    Funds and TIAA. Executive
New York, NY 10017-3206                    Actuary since 2000.    Vice President and Chief
Age: 51                                                           Actuary of Services. Formerly,
                                                                  Vice President and Chief
                                                                  Actuary, Retirement Services,
                                                                  CREF and TIAA

------------------------------------------------------------------------------------------------------------------------------------
FRANCES NOLAN(1)         Executive         Indefinite term.       Executive Vice President of        N/A      N/A
TIAA-CREF                Vice President    Executive Vice         the TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 2000.  Formerly, Vice President,
New York, NY 10017-3206                                           Retirement Services, CREF
Age: 44                                                           and TIAA


62    COLLEGE RETIREMENT EQUITIES FUND 2001 ANNUAL REPORT

INTERESTED TRUSTEES AND OFFICERS (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH CREF   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

BERTRAM L. SCOTT(1)       Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                           President since 2000.  Chairman of the Board, President
New York, NY 10017-3206                                           and Chief Executive Officer of
Age: 50                                                           TIAA-CREF Life. Formerly,
                                                                  President and Chief Executive
                                                                  Officer, Horizon Mercy

------------------------------------------------------------------------------------------------------------------------------------
DEANNE J. SHALLCROSS(1)   Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1998.  Formerly, Vice President,
New York, NY 10017-3206                                           Marketing, CREF and TIAA.
Age: 52                                                           Executive Vice President of
                                                                  Services

------------------------------------------------------------------------------------------------------------------------------------
DAVID A. SHUNK(1)         Executive        Indefinite term.       Executive Vice President of the    N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1998.  Formerly, Vice President,
New York, NY 10017-3206                                           Institutional & Individual
Age: 55                                                           Consulting Services, CREF and
                                                                  TIAA. President and Chief
                                                                  Executive Officer of Services
                                                                  and Director of TIAA-CREF
                                                                  Trust Company

------------------------------------------------------------------------------------------------------------------------------------
JOHN A. SOMERS(1)        Executive         Indefinite term.       Executive Vice President of        N/A      N/A
TIAA-CREF                Vice President    Executive Vice         the TIAA-CREF Funds and TIAA .
730 Third Avenue                           President since 1996.  Executive Vice President of
New York, NY 10017-3206                                           Investment Management and
Age: 57                                                           Advisors and Director of
                                                                  TIAA-CREF Life

------------------------------------------------------------------------------------------------------------------------------------
CHARLES H. STAMM(1)       Executive        Indefinite term.       Executive Vice President           N/A      N/A
TIAA-CREF                 Vice President   Executive Vice         and General Counsel of the
730 Third Avenue                           President since 1988.  TIAA-CREF Funds and TIAA.
New York, NY 10017-3206                                           Trustee of Services. Director
Age: 63                                                           of TPIS, Advisors, TIAA-CREF
                                                                  Trust Company, Tuition
                                                                  Financing and TIAA-CREF Life.
                                                                  Member of Board of Managers
                                                                  of Investment Management

------------------------------------------------------------------------------------------------------------------------------------
MARY ANN WERNER(1)     Executive           Indefinite term.       Executive Vice President of        N/A      N/A
TIAA-CREF              Vice President      Executive Vice         the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since 2000.  and President, TIAA Shared
New York, NY 10017-3206                                           Services. Formerly, Vice
Age: 56                                                           President, CREF and TIAA.
                                                                  Executive Vice President
                                                                  of Services and Director of
                                                                  TIAA-CREF Life

------------------------------------------------------------------------------------------------------------------------------------
JAMES A. WOLF(1)       Executive           Indefinite term.       Executive Vice President of        N/A      N/A
TIAA-CREF              Vice President      Executive Vice         the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since 2000.  and President, TIAA Retirement
New York, NY 10017-3206                                           Services. Formerly, Vice
Age: 56                                                           President, Corporate MIS, CREF
                                                                  and TIAA. Trustee of Services
                                                                  and Director of TIAA-CREF Life

(1) The following individuals are "interested persons" under the Investment Company Act (the "Act") because they are officers of CREF: Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Biggs, Evans, Galt, Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

(2) Mr. Longstreth may be an "interested person" under the Act because he is associated with a law firm that has acted as counsel to CREF or its affiliates.

The Statement of Additional Information ("SAI") of CREF contains additional information about CREF's trustees. You can request a copy of the SAI without charge by calling 800-478-2966.

                       2001 ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND    63

[TIAA    730 Third Avenue                                     -----------------
 CREF    New York NY 10017-3206                                   PRESORTED
 LOGO]                                                            STANDARD
                                                              U.S. POSTAGE PAID
                                                                  TIAA-CREF
                                                              -----------------




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